UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03290

Name of Fund: BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund
BlackRock Advantage Large Cap Core V.I. Fund
BlackRock Advantage Large Cap Value V.I. Fund
BlackRock Advantage SMID Cap V.I. Fund (Formerly BlackRock Advantage U.S. Total Market V.I. Fund)
BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund
BlackRock Equity Dividend V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Government Money Market V.I. Fund
BlackRock International V.I. Fund
BlackRock International Index V.I. Fund
BlackRock Large Cap Focus Growth V.I. Fund
BlackRock Managed Volatility V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Small Cap Index V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2021

Date of reporting period: 06/30/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Variable Series Funds II, Inc.

Dear Shareholder,
The 12-month reporting period as of June 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, recovering much of the output lost at the beginning of the pandemic.
Equity prices rose with the broader economy, as investors became increasingly optimistic about the economic outlook. Stocks rose through the summer of 2020, fed by strong fiscal and monetary support and positive economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.
The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. Late in the period the Fed elaborated on their expected timeline, raising the likelihood of slower bond purchasing and the possibility of higher rates in 2023.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.
Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-caps and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term on credit, but inflation-protected U.S. Treasuries,
Asian fixed income, and Chinese government bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of June 30, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
15.25% 40.79%
U.S. small cap equities
(Russell 2000
®
Index)
17.54 62.03
International equities
(MSCI Europe, Australasia,
Far East Index)
8.83 32.35
Emerging market equities
(MSCI Emerging Markets
Index)
7.45 40.90
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.02 0.09
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(4.10) (5.89)
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
(1.60) (0.33)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
1.24 4.20
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
3.61 15.34
This Page is not Part of Your Fund Report

June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
2
BlackRock 60/40 Target Allocation ETF V.I. Fund
Investment Objective
BlackRock 60/40 Target Allocation ETF V.I. Fund’s (the “Fund”) investment objective is to seek to provide total return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund outperformed its blended benchmark (60% MSCI All Country World Index / 40% Bloomberg Barclays U.S. Aggregate
Bond Index).
What factors influenced performance?
The largest positive contributor to the Fund’s performance relative to the benchmark was an overweight to equities. Within the equity allocation, contributions were led by exposure to value stocks, U.S. small caps and U.S. large caps. Within the fixed income allocation, a preference for credit exposure over interest rate exposure proved additive as risk sentiment remained firm and rates moved higher.
In broad terms, the biggest constraint on relative performance was positioning within equities that was negatively impacted as the market rotated out of reflation stories after the Fed’s more hawkish mid-June 2021 meeting. The Fund's positions in developed market growth, momentum and financial stocks all weighed on relative performance.
Describe recent portfolio activity.
In the first quarter of 2021, the Fund maintained an overweight to equities based on confidence in the longer-term sustainability of a cyclical-led rally in stocks. However, the Fund tactically reduced overall equity exposure in response to various short-term COVID-19-related uncertainties. Within the fixed income allocation, the Fund added exposure to so-called “fallen angels” (formerly investment grade corporate bonds that had been downgraded to high yield status) as a potentially higher-quality exposure to riskier credit.
Over the second quarter of 2021, the Fund added exposure to real assets and stocks with the potential to benefit from a reflationary environment, targeting direct exposure to energy and industrial metal prices, funded from sales of longer-dated investment grade credit within fixed income. The Fund remained overweight in stocks and underweight in duration (and corresponding interest rate sensitivity) in anticipation of a sustained economic recovery.
Describe portfolio positioning at period end.
At period end, the Fund was overweight in equities while underweighting fixed income and other duration-sensitive assets, which would be most vulnerable to any downdraft induced by a spike in inflation expectations. Within equities, the Fund had tactical exposure to energy stocks and cyclical companies with operating leverage.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
 Percent of
Affiliated Investment
Companies
Equity Funds .................................... 53%
Fixed Income Funds ............................... 30
Short-Term Securities .............................. 17
–

Fund Summary
as of June 30, 2021 (continued)
3
Fund Summary
BlackRock 60/40 Target Allocation ETF V.I. Fund
Performance Summary for the Period Ended June 30, 2021
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years
Since
Inception
(b)
Class I
(c) (d)
................................................................. 7.36% 24.03% 10.79% 7.64%
Class III
(c) (d)
................................................................ 7.25 23.77 10.52 7.38
60% MSCI All Country World Index / 40% Bloomberg Barclays U.S. Aggregate Bond Index
(e)
...... 6.57 22.19 10.13 7.63
MSCI All Country World Index
(f)
.................................................. 12.30 39.26 14.61 10.12
Bloomberg Barclays U.S. Aggregate Bond Index
(g)
.................................... (1.60) (0.33) 3.03 3.37
(a)
For the portion of the period, the Fund's investment adviser waived a portion of its fee. Without such waiver, the Fund's performance would have been lower.
(b)
The Fund commenced operations on April 30, 2014.
(c)
Average annual and cumulative total returns are based on changes in net asset value ("NAV") for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns. The Fund’s total returns prior to May 1, 2019 are the returns of the Fund when it followed different investment strategies under the name BlackRock iShares
®
Dynamic Allocation V.I. Fund.
(d)
The Fund invests in a portfolio of underlying exchange-traded funds that seek to track equity and fixed income indices.
(e)
A customized weighted index comprised of 60% MSCI All Country World Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.
(f)
MSCI All Country World Index comprises large and mid-capitalization developed and emerging market equities.
(g)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Disclosure of Expenses
2021
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual Hypothetical
(a)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,073.60 $ 0.98 $ 1,000.00 $ 1,023.85 $ 0.95 0.19%
Class III .................................. 1,000.00 1,072.50 2.26 1,000.00 1,022.61 2.21 0.44
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

BlackRock 60/40 Target Allocation ETF V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security Shares Value
Affiliated Investment Companies — 119.8%
(a)
Equity Funds — 64.5%
iShares Core S&P 500 ETF
(b)
........... 108,751 $ 46,754,230
iShares Core S&P Small-Cap ETF
(b)
....... 115,153 13,009,986
iShares ESG Aware MSCI EM ETF
(b)
...... 433,291 19,563,089
iShares ESG Aware MSCI USA ETF
(b)
..... 457,798 45,079,369
iShares Global Financials ETF .......... 139,760 10,846,774
iShares Global Tech ETF
(b)
............. 11,240 3,793,725
iShares MSCI EAFE Growth ETF ........ 155,565 16,689,013
iShares MSCI EAFE Value ETF
(b)
......... 544,987 28,208,527
iShares MSCI USA Momentum Factor ETF .. 40,282 6,986,107
iShares MSCI USA Value Factor ETF
(b)
..... 123,809 13,007,374
iShares U.S. Energy ETF .............. 233,970 6,806,187
210,744,381
Security Shares Value
Fixed Income Funds — 35.4%
iShares 1-5 Year Investment Grade Corporate
Bond ETF
(b)
..................... 464,485 $ 25,458,423
iShares Commodities Select Strategy ETF
(b)
. 295,083 10,180,363
iShares Core Total USD Bond Market ETF
(b)
. 662,327 35,427,871
iShares Fallen Angels USD Bond ETF ..... 207,989 6,231,350
iShares U.S. Treasury Bond ETF
(b)
........ 1,456,675 38,747,555
116,045,562
Short-Term Securities — 19.9%
(c)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ..................... 1,625,419 1,625,419
SL Liquidity Series, LLC, Money Market Series,
0.13%
(d)
........................ 63,330,517 63,349,516
64,974,935
Total Affiliated Investment Companies — 119.8%
(Cost: $350,090,705) .............................. 391,764,878
Liabilities in Excess of Other Assets — (19.8) % ............ (64,687,264)
Net Assets — 100.0% ............................... $ 327,077,614
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,321,139 $ 304,280 $ — $ — $ — $ 1,625,419 1,625,419 $ 148 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 49,449,031 13,911,435 — (10,950) — 63,349,516 63,330,517 114,813
(b)
—
iShares 0-5 Year High Yield
Corporate Bond ETF
(c)
..... 9,800,045 99,755 (9,908,160) 501,990 (493,630) — — — —
iShares 1-5 Year Investment
Grade Corporate Bond ETF .. 14,418,735 13,545,034 (2,437,458) 28,298 (96,186) 25,458,423 464,485 139,624 —
iShares 20+ Year Treasury Bond
ETF
(c)
................ 2,286,927 24,915 (2,216,568) 56,171 (151,445) — — — —
iShares Commodities Select
Strategy ETF ........... — 9,676,680 — — 503,683 10,180,363 295,083 — —
iShares Core MSCI EAFE ETF
(c)
5,848,261 50,215 (6,094,333) 1,013,397 (817,540) — — — —
iShares Core S&P 500 ETF .... 50,318,026 6,849,967 (16,191,999) 5,136,672 641,564 46,754,230 108,751 264,637 —
iShares Core S&P Small-Cap ETF 6,303,329 5,238,144 (425,990) 142,265 1,752,238 13,009,986 115,153 56,710 —
iShares Core Total USD Bond
Market ETF ............ — 35,755,277 (89,853) (2,288) (235,265) 35,427,871 662,327 210,455 —
iShares ESG Aware MSCI EM
ETF .................. 19,215,379 3,409,805 (4,516,935) 1,618,693 (163,853) 19,563,089 433,291 96,752 —
iShares ESG Aware MSCI USA
ETF .................. 40,110,713 6,259,122 (6,763,561) 2,028,716 3,444,379 45,079,369 457,798 229,469 —
iShares Fallen Angels USD Bond
ETF .................. — 6,105,586 (11,603) (201) 137,568 6,231,350 207,989 67,073 —
iShares Global Financials ETF .. — 11,171,562 — — (324,788) 10,846,774 139,760 38,720 —
iShares Global Tech ETF ..... 8,532,222 1,182,064 (6,664,450) 3,041,722 (2,297,833) 3,793,725 11,240 13,675 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(c)
..... 30,519,133 2,396,195 (31,596,758) (193,379) (1,125,191) — — 134,712 —
iShares MBS ETF
(c)
......... 9,770,623 486,726 (10,160,898) (108,057) 11,606 — — 24,633 —
iShares MSCI EAFE Growth ETF 19,127,491 2,837,376 (6,173,860) 1,664,724 (766,718) 16,689,013 155,565 135,870 —
iShares MSCI EAFE Value ETF . — 27,623,058 (110,151) 1,389 694,231 28,208,527 544,987 462,133 —

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock 60/40 Target Allocation ETF V.I. Fund
6
Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
iShares MSCI USA Min Vol Factor
ETF
(c)
................ $ 5,126,841 $ 387,608 $ (5,685,122) $ 533,571 $ (362,898) — — $ 11,819 $ —
iShares MSCI USA Momentum
Factor ETF ............. — 8,992,962 (2,198,498) (80,192) 271,835 6,986,107 40,282 8,507 —
iShares MSCI USA Value Factor
ETF .................. 10,529,842 1,826,030 (1,503,933) 452,658 1,702,777 13,007,374 123,809 112,593 —
iShares U.S. Energy ETF ..... — 6,058,525 — — 747,662 6,806,187 233,970 70,413 —
iShares U.S. Medical Devices
ETF
(c)
................ 8,060,417 585,567 (8,926,141) 2,128,662 (1,848,505) — — 282 —
iShares U.S. Treasury Bond ETF 22,361,262 17,161,942 (123,819) (26) (651,804) 38,747,555 1,456,675 129,765 —
$ 17,953,835 $ 571,887 $ 391,764,878 $ 2,322,803 $ —
— $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Affiliated Investment Companies ................................ $ 326,789,943 $ — $ — $ 326,789,943
Short-Term Securities ....................................... 1,625,419 — — 1,625,419
$ 328,415,362 $ — $ — $ 328,415,362
Investments valued at NAV
(a)
...................................... 63,349,516
$ —
$ 391,764,878
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities
(unaudited)

June 30, 2021
7
Financial Statements
See notes to financial statements.
BlackRock
60/40 Target
Allocation ETF
V.I. Fund
ASSETS
Investments, at value — affiliated
(a), (b)
........................................................................................ $ 391,764,878
Receivables: –
Securities lending income — affiliated ...................................................................................... 15,068
Capital shares sold ................................................................................................... 24,476
Dividends — affiliated ................................................................................................. 9
Prepaid expenses ..................................................................................................... 1,092
Total assets .........................................................................................................
391,805,523
LIABILITIES
Collateral on securities loaned, at value ....................................................................................... 63,378,831
Payables: –
Investments purchased ................................................................................................ 969,827
Capital shares redeemed ............................................................................................... 83,877
Distribution fees ..................................................................................................... 6,281
Investment advisory fees .............................................................................................. 13,754
Directors' and Officer's fees ............................................................................................. 1,030
Other affiliate fees ................................................................................................... 840
Transfer agent fees .................................................................................................. 134,248
Other accrued expenses ............................................................................................... 139,221
Total liabilities ........................................................................................................
64,727,909
NET ASSETS ........................................................................................................
$ 327,077,614
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 265,103,782
Accumulated earnings .................................................................................................. 61,973,832
NET ASSETS ........................................................................................................
$ 327,077,614
(a)
  Investments, at cost — affiliated .......................................................................................... $ 350,090,705
(b)
 Securities loaned, at value - affiliated ....................................................................................... $ 61,806,851

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
8
See notes to financial statements.
BlackRock
60/40 Target
Allocation ETF
V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 294,568,380
Shares outstanding .................................................................................................
19,995,464
Net asset value ....................................................................................................
$ 14.73
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 32,509,234
Shares outstanding .................................................................................................
2,220,857
Net asset value ....................................................................................................
$ 14.64
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2021
9
Financial Statements
See notes to financial statements.
BlackRock
60/40 Target
Allocation ETF
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 2,207,990
Securities lending income — affiliated — net ..................................................................................... 114,813
Total investment income .....................................................................................................
2,322,803
EXPENSES
Transfer agent — class specific .............................................................................................. 298,222
Investment advisory ...................................................................................................... 217,695
Professional ........................................................................................................... 56,642
Printing and postage ..................................................................................................... 47,522
Distribution — class specific ................................................................................................ 31,574
Accounting services ...................................................................................................... 29,264
Custodian ............................................................................................................. 7,936
Directors and Officer ..................................................................................................... 4,039
Transfer agent .......................................................................................................... 2,375
Miscellaneous .......................................................................................................... 3,219
Total expenses ...........................................................................................................
698,488
Less: –
Fees waived and/or reimbursed by the Manager ................................................................................... (92,980)
Transfer agent fees reimbursed — class specific ................................................................................... (298,055)
Total expenses after fees waived and/or reimbursed ..................................................................................
307,453
Net investment income ......................................................................................................
2,015,350
REALIZED AND UNREALIZED GAIN $ 18,525,722
Net realized gain from investments - affiliated ..................................................................................... 17,953,835
Net change in unrealized appreciation on investments - affiliated ........................................................................ 571,887
Net realized and unrealized gain ...............................................................................................
18,525,722
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 20,541,072

Statements of Changes in Net Assets

2021
BlackRock Semi-Annual Report to Shareholders
10
See notes to financial statements.
BlackRock 60/40 Target Allocation ETF V.I.
Fund
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ 2,015,350 $ 3,736,649
Net realized gain (loss) .............................................................................. 17,953,835 357,792
Net change in unrealized appreciation (depreciation) .......................................................... 571,887 28,912,372
Net increase in net assets resulting from operations .............................................................
20,541,072 33,006,813
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ — (3,984,736)
  Class III ....................................................................................... — (303,130)
Decrease in net assets resulting from distributions to shareholders ...................................................
— (4,287,866)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
42,617,383 50,754,571
NET ASSETS
Total increase in net assets ............................................................................. 63,158,455 79,473,518
Beginning of period .................................................................................. 263,919,159 184,445,641
End of period ......................................................................................
$ 327,077,614 $ 263,919,159
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
11
Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.76%
and 0.37%, respectively.
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019
(a)
2018
(a)
2017
(a)
2016
(a)
Net asset value, beginning of period ...............
$ 13.72 $ 12.17 $ 10.32 $ 11.13 $ 9.85 $ 9.45
Net investment income (loss)
(b)
...................
0.10 0.22 0.28 0.33 0.23 0.22
Net realized and unrealized gain (loss) .............
0.91 1.57 1.93 (0.88) 1.26 0.39
Net increase (decrease) from investment operations ......
1.01 1.79 2.21 (0.55) 1.49 0.61
Distributions
(c)
– – – – – –
From net investment income ....................
— (0.21) (0.24) (0.11) (0.20) (0.20)
From net realized gain .........................
— (0.03) (0.12) (0.15) — —
R eturn of capital .............................
— — — — (0.01) (0.01)
Total distributions .............................
— (0.24) (0.36) (0.26) (0.21) (0.21)
Net asset value, end of period ....................
$ 14.73 $ 13.72 $ 12.17 $ 10.32 $ 11.13 $ 9.85
Total Return
(d)
7.36% 14.67% 21.41% (4.94)% 15.11% —
Based on net asset value ........................
7.36%
(e)
14.67% 21.41% (4.94)% 15.11% 6.49%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.46%
(g)
0.53% 0.57% 1.00%
(h)
0.94% 0.83%
Total expenses after fees waived and/or reimbursed ......
0.19%
(g)
0.19% 0.19% 0.37%
(h)
0.53% 0.53%
Net investment income (loss) .....................
1.40%
(g)
1.78% 2.45% 3.01% 2.14% 2.27%
Supplemental Data
Net assets, end of period (000) ....................
$ 294,568 $ 243,296 $ 173,351 $ 117,502 $ 25,332 $ 18,135
Portfolio turnover rate ..........................
42% 89% 61% 54% 48% 54%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.18% 0.18% 0.14% 0.20% 0.21% 0.23%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
12
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.14%
and 0.72%, respectively.
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class III
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019
(a)
2018
(a)
2017
(a)
2016
(a)
Net asset value, beginning of period ...............
$ 13.65 $ 12.12 $ 10.28 $ 11.09 $ 9.83 $ 9.44
Net investment income (loss)
(b)
...................
0.09 0.19 0.28 0.20 0.21 0.21
Net realized and unrealized gain (loss) .............
0.90 1.55 1.90 (0.77) 1.24 0.37
Net increase (decrease) from investment operations ......
0.99 1.74 2.18 (0.57) 1.45 0.58
Distributions
(c)
– – – – – –
From net investment income ....................
— (0.18) (0.22) (0.09) (0.18) (0.18)
From net realized gain .........................
— (0.03) (0.12) (0.15) — —
R eturn of capital .............................
— — — — (0.01) (0.01)
Total distributions .............................
— (0.21) (0.34) (0.24) (0.19) (0.19)
Net asset value, end of period ....................
$ 14.64 $ 13.65 $ 12.12 $ 10.28 $ 11.09 $ 9.83
Total Return
(d)
7.25% 14.35% 21.22% (5.18)% 14.72% —
Based on net asset value ........................
7.25%
(e)
14.35% 21.22% (5.18)% 14.72% 6.16%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.71%
(g)
0.77% 0.86% 1.38%
(h)
1.25% 1.02%
Total expenses after fees waived and/or reimbursed ......
0.44%
(g)
0.44% 0.44% 0.72%
(h)
0.78% 0.78%
Net investment income (loss) .....................
1.24%
(g)
1.56% 2.38% 1.83% 1.97% 2.08%
Supplemental Data
Net assets, end of period (000) ....................
$ 32,509 $ 20,623 $ 11,094 $ 4,181 $ 3,615 $ 1,804
Portfolio turnover rate ..........................
42% 89% 61% 54% 48% 54%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.18% 0.18% 0.14% 0.20% 0.21% 0.23%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
13
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock 60/40 Target
Allocation ETF V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying financial statements of the Fund include the account of iShares
®
Dynamic Allocation V.I. Fund (Cayman) (the “Subsidiary ”).
There were no assets in the Subsidiary during the period. Effective March 26, 2020, the Subsidiary, which was wholly-owned by the Fund, was dissolved. The Subsidiary enabled the Fund to hold commodity-related instruments and other derivatives and satisfy Regulated Investment Company (“RIC”) tax requirements.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments .
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
14
might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the six months ended June 30, 2021, the Fund reimbursed the Manager $887 for certain accounting services, which is included in accounting services in the Statement of Operations.
Prior to the dissolution of the Subsidiary, the Manager provided investment management and other services to the Subsidiary. The Manager did not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund paid the Manager based on the Fund's net assets, which included the assets of the Subsidiary.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2021, the class specific distribution fees borne directly by Class III were $31,574.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Barclays Capital, Inc. ................................................... $ 1,552,376 $ (1,552,376) $ —
BNP Paribas Securities Corp. ............................................. 2,374,608 (2,374,608) —
BofA Securities, Inc. .................................................... 9,805,176 (9,805,176) —
Credit Suisse Securities (USA) LLC ......................................... 2,892,288 (2,892,288) —
Deutsche Bank Securities, Inc. ............................................. 404,670 (404,670) —
Jefferies LLC ......................................................... 2,536,528 (2,536,528) —
JP Morgan Securities LLC ................................................ 42,241,205 (42,241,205) —
$ 61,806,851 $ (61,806,851) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.150%
$1 Billion - $3 Billion ..................................................................................................... 0.140
$3 Billion - $5 Billion .................................................................................................... 0.135
Greater than $5 Billion ................................................................................................... 0.130
Class I .......................................................................................................... $ 272,387
Class III ......................................................................................................... 25,835
$ 298,222

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
16
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the
1940 Act ("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30 , 2021, the amount waived was $2 76 .
In addition, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed income mutual funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days' notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue this contractual expense limitation through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, the Manager waived and/or reimbursed investment advisory fees of $92,704, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the six months ended June 30, 2021, class specific expense reimbursements are as follows:
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective April 30, 2021, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund's contractual caps on net expenses was terminated.
The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on
April 30, 2021:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Class I ............................................................................................................. 0.19%
Class III ............................................................................................................ 0.44
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I .......................................................................................................... $ 272,234
Class III ......................................................................................................... 25,821
$ 298,055
Fund Level ............................................................................................................... $ 589,034
Class I .................................................................................................................. 863,946
Class III ................................................................................................................. 60,194

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2021, the Fund paid BIM $24,856 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30 , 2021, the purchase and sale transactions and any net realized gains (losses) wit h an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. PURCHASES AND SALES
For the six months ended June 30, 2021, purchases and sales of investments, excluding short-term investments, were $167,724,115 and $121,800,090, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Purchases ............................................................................................................... $ 1,058,782
Sales ................................................................................................................... 5,541,624
Net Realized Gain .......................................................................................................... 1,585,861
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock 60/40 Target Allocation ETF V.I. Fund ............................ $ 350,254,971 $ 42,442,010 $ (932,103) $ 41,509,907

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
18
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate (“LIBOR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR.
The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/21
Year Ended
12/31/20
Shares Amount Shares Amount
Class I
Shares sold .............................................
2,931,004 $ 41,839,081 4,557,687 $ 56,617,179
Shares issued in reinvestment of distributions ........................
— — 293,922 3,984,736
Shares redeemed .........................................
(662,323) (9,351,213) (1,368,407) (17,001,339)
Net increase ...............................................
2,268,681 $ 32,487,868 3,483,202 $ 43,600,576
Class III
Shares sold .............................................
773,371 $ 11,018,705 891,129 $ 10,555,456
Shares issued in reinvestment of distributions ........................
— — 22,500 303,130
Shares redeemed .........................................
(62,887) (889,190) (318,862) (3,704,591)
Net increase ...............................................
710,484 $ 10,129,515 594,767 $ 7,153,995
Total Net Increase
2,979,165 $ 42,617,383 4,077,969 $ 50,754,571

Glossary of Terms Used in this Report
2021
BlackRock Semi-Annual Report to Shareholders
20
Portfolio Abbreviations
EAFE Europe, Australasia and Far East
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
S&P Standard & Poor's

June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Fund

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Advantage Large Cap Core V.I. Fund
Investment Objective
BlackRock Advantage Large Cap Core V.I. Fund’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund outperformed its benchmark, the Russell 1000
®
Index.
What factors influenced performance?
The Fund performed well against the changeable market backdrop. U.S. stocks advanced amid accelerated vaccine distribution alongside strong fiscal policy support following the results of the Georgia senate election races. With the removal of mobility restrictions, economic activity levels experienced a sharp rise with consumer price inflation hitting a multi-year high in the second half of the period. The resulting rise in rates with the 10-year U.S. Treasury touching pre-COVID-19 levels in the first quarter of 2021 was driven by a greater pricing in of inflationary pressures. This drove a reflationary preference within equities that led to outperformance across value stocks, led by energy and financials, at the expense of growth and momentum throughout the first five months of 2021. As markets sought to evaluate whether inflation increases were transitory, the Fed took a surprisingly hawkish tone in June. This prompted a sharp reversal that restored 2020 trends with large-cap secular growth stocks the dominant market theme and small caps lagging. The style shift was further supported by concerns about the spread of the Delta COVID strain alongside declining bond yields, which pointed to a mid-cycle economy. While the growth outlook remained strong, investors balanced this against virus developments as well as inflation trends with the potential to result in a more rapid withdrawal of the Fed’s monetary support.
Despite the rotation in June 2021, strong early gains across fundamental insights led to overall outperformance for the period. Valuation-related measures drove gains in the first half of the period amid market style preferences driven by the reflationary theme. Valuation measures performed well overall, with both traditional insights as well as more nuanced measures such as comparing valuations across research expenditures benefiting from the reflationary tone. Additionally, fundamental quality measures, specifically those looking at balance sheet strength, were additive. While strong contributors throughout most of the period, June proved challenging to valuation-based measures given the shift toward secular growth.
Nontraditional fundamental measures, such as insights related to environmental, social and governance (“ESG”) factors also provided performance gains. Environmental transition measures that look toward investor positioning into ESG-related holdings performed well as these measures captured the broader sustainability trend across the market. Insights identifying patents filed for green technology development also performed well given the rotation to growth and technology names in June 2021.
Sentiment measures outperformed as they correctly positioned the Fund around the reopening and reflationary themes. An insight designed to capture sentiment across market participants, such as bond investors, performed well as interest rates became more volatile in response to shifting inflation expectations. Other sentiment measures that evaluate hiring trends, text analyses and news stories all performed well. These faster-moving insights motivated an overweight position to machinery and energy names, providing gains as commodities rallied.
Despite generally strong relative performance in the period, select measures were challenged to keep pace. The Fund struggled in June 2021 after the surprise Fed pivot to a hawkish stance. As the market shifted back to 2020 themes, risk mitigation ESG insights, such as those that evaluate company controversies, detracted. Another measure that penalizes companies that pay lower taxes versus peers, typically growth-oriented technology stocks, while favoring those with higher relative tax levels, typically more blue chip-type stocks, also lagged.
Elsewhere, a dynamic insight that seeks to combine signals and data sources in an optimal way was a leading detractor as it motivated an underweight to oil names, which rallied along with the price of oil. Finally, insights that seek to identify lower risk securities declined as the market continued its overall upward trajectory.
Describe recent portfolio activity.
Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. However, a number of new stock selection insights were added to the portfolio. The Fund built upon its alternative data capabilities by adding an insight that captures brand sentiment around retail names. Additionally, given the dynamism of the current environment, the Fund has instituted enhanced signal constructs to best identify emerging trends, such as sentiment around vaccine distribution and the impact on economic reopening.
Describe portfolio positioning at period end.
Relative to the Russell 1000
©
Index, the Fund was positioned essentially neutrally from a sector perspective. The Fund had slight overweight positions in industrials and information technology and slight underweights in real estate and health care.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2021 (continued)
3
Fund Summary
BlackRock Advantage Large Cap Core V.I. Fund
Performance Summary for the Period Ended June 30, 2021
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b) (c)
................................................................ 15.96% 42.07% 18.55% 13.56%
Class II
(b) (c)
................................................................ 15.83 41.79 18.35 13.37
Class III
(b) (c)
............................................................... 15.79 41.64 18.22 13.25
Russell 1000
®
Index
(d)
........................................................ 14.95 43.07 17.99 14.90
(a)
For a portion of the period, the Fund’s investment adviser waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value ("NAV") for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
(c)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Large Cap Core V.I. Fund”.
(d)
An index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000
®
Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000
®
Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Information Technology .............................. 29%
Health Care ..................................... 12
Consumer Discretionary ............................. 12
Financials ....................................... 11
Industrials ....................................... 10
Communication Services ............................. 10
Consumer Staples ................................. 5
Energy ......................................... 3
Utilities ......................................... 3
Real Estate ...................................... 2
Materials ....................................... 2
Short-Term Securities ............................... 4
Liabilities in Excess of Other Assets ..................... (3)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
2021
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,159.60 $ 2.95 $ 1,000.00 $ 1,022.07 $ 2.76 0.55%
Class II .................................. 1,000.00 1,158.30 3.85 1,000.00 1,021.22 3.61 0.72
Class III .................................. 1,000.00 1,157.90 4.44 1,000.00 1,020.68 4.16 0.83
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Shares
Shares Value
Common Stocks — 99.2%
Aerospace & Defense — 0.6%
Lockheed Martin Corp. ............... 7,947 $ 3,006,748
Mercury Systems, Inc.
(a)
.............. 5,722 379,254
3,386,002
Air Freight & Logistics — 1.5%
CH Robinson Worldwide, Inc. .......... 19,866 1,860,848
Expeditors International of Washington, Inc.
(b)
46,549 5,893,104
7,753,952
Airlines — 0.1%
(a)
Delta Air Lines, Inc. ................. 5,885 254,585
Southwest Airlines Co. ............... 5,517 292,898
547,483
Auto Components — 1.1%
BorgWarner, Inc.
(b)
.................. 121,663 5,905,522
Automobiles — 1.2%
Tesla, Inc.
(a)
....................... 9,388 6,381,024
Banks — 2.1%
Bank of Hawaii Corp. ................ 3,640 306,561
Citigroup, Inc. ..................... 16,468 1,165,111
JPMorgan Chase & Co. .............. 22,944 3,568,710
Pinnacle Financial Partners, Inc.
(b)
....... 7,742 683,541
Signature Bank .................... 6,260 1,537,769
Truist Financial Corp. ................ 34,381 1,908,146
Wells Fargo & Co. .................. 33,587 1,521,155
Wintrust Financial Corp. .............. 3,775 285,503
10,976,496
Beverages — 0.9%
Molson Coors Beverage Co., Class B
(a)
.... 8,897 477,680
PepsiCo, Inc. ..................... 30,407 4,505,405
4,983,085
Biotechnology — 2.4%
AbbVie, Inc. ...................... 11,683 1,315,973
Alexion Pharmaceuticals, Inc.
(a)
......... 384 70,545
Amgen, Inc. ...................... 7,127 1,737,206
BioMarin Pharmaceutical, Inc.
(a)
......... 6,766 564,555
Gilead Sciences, Inc. ................ 103,064 7,096,987
Vertex Pharmaceuticals, Inc.
(a)
.......... 10,260 2,068,724
12,853,990
Building Products — 1.6%
Allegion plc ....................... 9,776 1,361,797
Carrier Global Corp. ................. 33,188 1,612,937
Lennox International, Inc. ............. 1,425 499,890
Owens Corning .................... 1,725 168,877
Trane Technologies plc ............... 26,991 4,970,123
8,613,624
Capital Markets — 3.0%
Ameriprise Financial, Inc. ............. 249 61,971
Bank of New York Mellon Corp. (The) ..... 15,265 782,026
Charles Schwab Corp. (The) ........... 41,897 3,050,521
CME Group, Inc. ................... 7,305 1,553,627
Invesco Ltd. ...................... 21,847 583,970
Moody's Corp. ..................... 5,751 2,083,990
Morgan Stanley .................... 81,021 7,428,816
Stifel Financial Corp. ................ 2,856 185,240
15,730,161
Security
Shares
Shares Value
Chemicals — 1.3%
Ecolab, Inc. ...................... 12,074 $ 2,486,882
PPG Industries, Inc. ................. 26,980 4,580,394
7,067,276
Commercial Services & Supplies — 0.8%
(a)
Copart , Inc. ....................... 17,975 2,369,644
IAA, Inc. ......................... 32,436 1,769,060
4,138,704
Construction & Engineering — 0.4%
EMCOR Group, Inc. ................. 16,045 1,976,583
Quanta Services, Inc. ................ 1,752 158,679
2,135,262
Construction Materials — 0.0%
Vulcan Materials Co. ................ 1,007 175,289
Consumer Finance — 1.7%
Ally Financial, Inc. .................. 88,874 4,429,480
American Express Co. ............... 26,942 4,451,627
8,881,107
Containers & Packaging — 0.4%
Crown Holdings, Inc. ................ 21,347 2,181,877
Distributors — 0.3%
Genuine Parts Co. .................. 14,603 1,846,841
Diversified Consumer Services — 0.6%
(a)
Bright Horizons Family Solutions, Inc. ..... 8,425 1,239,402
Terminix Global Holdings, Inc. .......... 37,061 1,768,180
3,007,582
Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B
(a)
...... 5,002 1,390,156
Voya Financial, Inc. ................. 75,412 4,637,838
6,027,994
Diversified Telecommunication Services — 0.1%
AT&T, Inc. ........................ 24,811 714,061
Electric Utilities — 1.5%
Eversource Energy ................. 33,616 2,697,348
NextEra Energy, Inc. ................ 17,486 1,281,374
OGE Energy Corp. .................. 83,705 2,816,673
Pinnacle West Capital Corp. ........... 893 73,199
Portland General Electric Co. ........... 1,236 56,955
Southern Co. (The) ................. 1,645 99,539
Xcel Energy, Inc. ................... 11,315 745,432
7,770,520
Electrical Equipment — 0.0%
Rockwell Automation, Inc. ............. 276 78,942
Electronic Equipment, Instruments & Components — 0.5%
Flex Ltd.
(a)
........................ 138,736 2,479,212
Energy Equipment & Services — 0.7%
ChampionX Corp.
(a)
................. 9,405 241,238
Schlumberger NV .................. 103,610 3,316,556
3,557,794
Entertainment — 2.0%
(a)
Live Nation Entertainment, Inc. .......... 13,787 1,207,603
Roku, Inc. ........................ 3,298 1,514,607
Spotify Technology SA ............... 8,751 2,411,688
Walt Disney Co. (The) ............... 23,246 4,085,949
Zynga, Inc., Class A ................. 133,665 1,420,859
10,640,706

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage Large Cap Core V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) — 1.9%
Brixmor Property Group, Inc. ........... 17,160 $ 392,792
Equinix , Inc. ...................... 5,138 4,123,759
Equity Residential .................. 703 54,131
Prologis, Inc. ...................... 48,023 5,740,189
10,310,871
Food & Staples Retailing — 1.5%
Costco Wholesale Corp. .............. 20,108 7,956,132
Food Products — 1.4%
Bunge Ltd. ....................... 5,817 454,599
Conagra Brands, Inc. ................ 40,182 1,461,821
Hershey Co. (The) .................. 15,872 2,764,585
Kellogg Co. ....................... 13,753 884,731
McCormick & Co., Inc. (Non-Voting) ...... 20,192 1,783,357
7,349,093
Gas Utilities — 0.4%
Atmos Energy Corp. ................. 13,008 1,250,199
UGI Corp. ........................ 12,895 597,167
1,847,366
Health Care Equipment & Supplies — 3.6%
Align Technology, Inc.
(a)
............... 5,008 3,059,888
Danaher Corp. .................... 10,368 2,782,356
DexCom , Inc.
(a)
.................... 12,640 5,397,280
Envista Holdings Corp.
(a)
.............. 11,598 501,150
Hill-Rom Holdings, Inc. ............... 5,862 665,865
IDEXX Laboratories, Inc.
(a)
............. 10,210 6,448,125
18,854,664
Health Care Providers & Services — 2.0%
AmerisourceBergen Corp. ............. 14,565 1,667,547
Anthem, Inc. ...................... 6,599 2,519,498
Cigna Corp. ...................... 1,564 370,778
Henry Schein, Inc.
(a)
................. 5,388 399,736
McKesson Corp. ................... 15,864 3,033,831
UnitedHealth Group, Inc. .............. 5,941 2,379,014
10,370,404
Health Care Technology — 0.2%
Cerner Corp. ...................... 9,446 738,299
Teladoc Health, Inc.
(a)
................ 903 150,160
888,459
Hotels, Restaurants & Leisure — 2.4%
Aramark ......................... 15,281 569,217
Chipotle Mexican Grill, Inc.
(a)
........... 930 1,441,816
Choice Hotels International, Inc. ......... 2 238
International Game Technology plc
(a)
...... 37,729 903,987
Marriott Vacations Worldwide Corp.
(a)
..... 1,360 216,648
McDonald's Corp. .................. 4,085 943,594
MGM Resorts International ............ 7,074 301,706
Rush Street Interactive, Inc.
(a)
.......... 8,413 103,144
Shake Shack, Inc., Class A
(a)
........... 16,544 1,770,539
Six Flags Entertainment Corp.
(a)
......... 46,051 1,993,087
Vail Resorts, Inc.
(a)
.................. 501 158,577
Wendy's Co. (The) .................. 12,422 290,923
Wyndham Hotels & Resorts, Inc. ........ 17,253 1,247,219
Wynn Resorts Ltd.
(a)
................. 20,420 2,497,366
12,438,061
Household Durables — 0.1%
iRobot Corp.
(a)
..................... 4,831 451,167
Security
Shares
Shares Value
Household Products — 1.0%
Colgate-Palmolive Co. ............... 63,631 $ 5,176,382
Procter & Gamble Co. (The) ........... 1,868 252,049
5,428,431
Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp. ........... 8,341 349,821
Sunnova Energy International, Inc.
(a)
...... 21,212 798,844
1,148,665
Industrial Conglomerates — 1.2%
Honeywell International, Inc. ........... 22,341 4,900,498
Roper Technologies, Inc. .............. 2,944 1,384,269
6,284,767
Insurance — 2.8%
Athene Holding Ltd., Class A
(a)
.......... 1,470 99,225
Marsh & McLennan Cos., Inc. .......... 23,434 3,296,695
MetLife, Inc. ...................... 106,100 6,350,085
Progressive Corp. (The) .............. 21,930 2,153,745
Travelers Cos., Inc. (The) ............. 16,208 2,426,500
Trupanion , Inc.
(a)
................... 2,121 244,127
Willis Towers Watson plc .............. 1,679 386,204
14,956,581
Interactive Media & Services — 6.4%
(a)
Alphabet, Inc., Class A ............... 6,267 15,302,698
Alphabet, Inc., Class C ............... 3,614 9,057,840
Facebook, Inc., Class A .............. 22,883 7,956,648
Twitter, Inc. ....................... 23,861 1,641,876
33,959,062
Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc.
(a)
................. 4,275 14,706,684
eBay, Inc. ........................ 1,105 77,582
Etsy, Inc.
(a)
....................... 399 82,130
MercadoLibre , Inc.
(a)
................. 141 219,649
15,086,045
IT Services — 5.7%
Accenture plc, Class A ............... 20,864 6,150,498
Automatic Data Processing, Inc. ......... 14,270 2,834,307
Fidelity National Information Services, Inc. .. 12,210 1,729,791
Fiserv, Inc.
(a)
...................... 13,539 1,447,184
Mastercard , Inc., Class A .............. 12,288 4,486,226
PayPal Holdings, Inc.
(a)
............... 22,354 6,515,744
Twilio , Inc., Class A
(a)
................ 1,512 595,970
Visa, Inc., Class A .................. 26,444 6,183,136
29,942,856
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.
(b)
............ 19,694 2,910,970
Bio-Rad Laboratories, Inc., Class A
(a)
...... 114 73,449
Bruker Corp. ...................... 14,000 1,063,720
PPD, Inc.
(a)
....................... 3,055 140,805
4,188,944
Machinery — 2.3%
Caterpillar, Inc. .................... 4,251 925,145
Deere & Co. ...................... 13,264 4,678,346
Oshkosh Corp. .................... 12,997 1,619,946
Otis Worldwide Corp. ................ 40,325 3,297,375
Xylem, Inc. ....................... 13,940 1,672,242
12,193,054
Media — 1.2%
Cardlytics, Inc.
(a)
................... 755 95,832
Comcast Corp., Class A .............. 39,902 2,275,212
Discovery, Inc., Class A
(a)
............. 45,504 1,396,063
Discovery, Inc., Class C
(a)
............. 4,432 128,439

BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Media (continued)
Fox Corp., Class A .................. 3,526 $ 130,920
Sirius XM Holdings, Inc.
(b)
............. 297,312 1,944,421
TEGNA, Inc. ...................... 11,457 214,933
6,185,820
Metals & Mining — 0.3%
Reliance Steel & Aluminum Co. ......... 11,796 1,780,016
Multiline Retail — 1.2%
Target Corp. ...................... 27,102 6,551,638
Multi-Utilities — 1.1%
Consolidated Edison, Inc. ............. 67,439 4,836,725
DTE Energy Co. ................... 9,047 1,172,491
6,009,216
Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Corp. .............. 25,285 262,711
Chesapeake Energy Corp.
(b)
........... 11,168 579,843
Chevron Corp. ..................... 23,872 2,500,353
Continental Resources, Inc. ............ 2,733 103,936
Devon Energy Corp. ................. 2,353 68,684
EOG Resources, Inc. ................ 17,446 1,455,694
EQT Corp.
(a)
...................... 5,807 129,264
Hess Corp. ....................... 27,871 2,433,696
Kinder Morgan, Inc. ................. 83,938 1,530,190
Phillips 66 ........................ 53,847 4,621,149
Valero Energy Corp. ................. 8,899 694,834
14,380,354
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A .... 3,375 1,073,520
Herbalife Nutrition Ltd.
(a)
.............. 19,212 1,013,049
2,086,569
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co. .............. 60,425 4,037,599
Johnson & Johnson ................. 68,583 11,298,363
Perrigo Co. plc .................... 1,522 69,784
Pfizer, Inc. ....................... 30,720 1,202,995
16,608,741
Professional Services — 0.2%
IHS Markit Ltd. .................... 4,750 535,135
Robert Half International, Inc. ........... 6,808 605,708
1,140,843
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A
(a)
........... 29,432 2,523,205
Road & Rail — 0.9%
Landstar System, Inc. ................ 3,961 625,917
Ryder System, Inc. .................. 42,139 3,132,192
Schneider National, Inc., Class B ........ 43,499 946,973
4,705,082
Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc.
(a)
......... 20,351 1,911,569
Applied Materials, Inc. ............... 20,639 2,938,993
Intel Corp. ....................... 116,408 6,535,145
Lam Research Corp. ................ 798 519,259
NVIDIA Corp. ..................... 4,151 3,321,215
QUALCOMM, Inc. .................. 55,445 7,924,754
Silicon Laboratories, Inc.
(a)
............. 2,551 390,941
Xilinx, Inc. ........................ 3,187 460,968
24,002,844
Security
Shares
Shares Value
Software — 10.6%
Adobe, Inc.
(a)
...................... 16,166 $ 9,467,456
Alteryx , Inc., Class A
(a)
............... 6,885 592,248
Appian Corp.
(a)
.................... 886 122,046
Cadence Design Systems, Inc.
(a)
........ 7,719 1,056,114
HubSpot , Inc.
(a)
.................... 3,516 2,048,844
Intuit, Inc. ........................ 15,505 7,600,086
LivePerson , Inc.
(a)
.................. 525 33,201
Microsoft Corp. .................... 74,564 20,199,388
PagerDuty , Inc.
(a)
................... 7,630 324,885
PTC, Inc.
(a)
....................... 10,733 1,516,144
salesforce.com, Inc.
(a)
................ 1,919 468,754
ServiceNow , Inc.
(a)
.................. 4,121 2,264,696
Splunk , Inc.
(a)
..................... 20,990 3,034,734
UiPath , Inc., Class A
(a)(b)
.............. 6,443 437,673
VMware, Inc., Class A
(a)
.............. 17,498 2,799,155
Workday, Inc., Class A
(a)
.............. 15,753 3,760,871
Zendesk , Inc.
(a)
.................... 2,578 372,108
56,098,403
Specialty Retail — 1.3%
Home Depot, Inc. (The) .............. 12,034 3,837,522
Lithia Motors, Inc., Class A ............ 1,312 450,856
Lowe's Cos., Inc. ................... 10,263 1,990,714
TJX Cos., Inc. (The) ................. 7,086 477,738
6,756,830
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc. ....................... 204,142 27,959,288
Dell Technologies, Inc., Class C
(a)
........ 35,561 3,544,365
Hewlett Packard Enterprise Co. ......... 333,304 4,859,572
HP, Inc. ......................... 27,973 844,505
NetApp, Inc. ...................... 3,195 261,415
37,469,145
Textiles, Apparel & Luxury Goods — 0.5%
Levi Strauss & Co., Class A ............ 22,630 627,304
NIKE, Inc., Class B ................. 11,611 1,793,783
Ralph Lauren Corp. ................. 1,961 231,025
2,652,112
Thrifts & Mortgage Finance — 0.3%
Essent Group Ltd. .................. 1,969 88,507
New York Community Bancorp, Inc. ...... 151,673 1,671,436
Radian Group, Inc. .................. 3,255 72,424
1,832,367
Trading Companies & Distributors — 0.4%
SiteOne Landscape Supply, Inc.
(a)
........ 6,500 1,100,190
WW Grainger, Inc.
(b)
................. 2,078 910,164
2,010,354
Wireless Telecommunication Services — 0.2%
United States Cellular Corp.
(a)
.......... 22,547 818,682
Total Common Stocks — 99.2%
(Cost: $425,007,791) ............................. 525,101,349
Total Long-Term Investments — 99.2%
(Cost: $425,007,791) ............................. 525,101,349

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage Large Cap Core V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Short-Term Securities — 3.7%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 4,375,155 $ 4,375,155
SL Liquidity Series, LLC, Money Market Series,
0.13%
(e)
....................... 15,283,355 15,287,940
Total Short-Term Securities — 3.7%
Security
Shares
Shares Value
Short-Term Securities (continued)
(Cost: $19,663,095) .............................. $ 19,663,095
Total Investments — 102.9%
(Cost: $444,670,886 ) ............................. 544,764,444
Liabilities in Excess of Other Assets — (2.9)% ............ (15,354,829)
Net Assets — 100.0% .............................. $ 529,409,615
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 13,565,086 $ — $ (9,189,931) $ — $ — $ 4,375,155 4,375,155 $ 1,118 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 7,671,732 7,615,721 — 487 — 15,287,940 15,283,355 44,969
(b)
—
$ 487 $ — $ 19,663,095 $ 46,087 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
9
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 25 09/17/21 $ 5,361 $ 51,635
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 51,635 $ — $ — $ — $ 51,635
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 2,254,383 $ — $ — $ — $ 2,254,383
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — (338,234) — — — (338,234)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 10,714,360

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage Large Cap Core V.I. Fund
10
Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 525,101,349 $ — $ — $ 525,101,349
Short-Term Securities ....................................... 4,375,155 — — 4,375,155
$ 529,476,504 $ — $ — $ 529,476,504
Investments valued at NAV
(a)
...................................... 15,287,940
$ —
$ 544,764,444
$ —
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 51,635 $ — $ — $ 51,635
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

June 30, 2021
11
Financial Statements
BlackRock
Advantage
Large Cap Core
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................................... $ 525,101,349
Investments, at value — affiliated
(c)
............................................................................................. 19,663,095
Cash pledged for futures contracts .............................................................................................. 267,000
Receivables: –
Investments sold ........................................................................................................ 5,150,793
Securities lending income — affiliated .......................................................................................... 13,734
Capital shares sold ....................................................................................................... 855
Dividends — affiliated ..................................................................................................... 19
Dividends — unaffiliated ................................................................................................... 195,123
Variation margin on futures contracts ........................................................................................... 7,656
Prepaid expenses ......................................................................................................... 3,368
Total assets .............................................................................................................
550,402,992
LIABILITIES
Collateral on securities loaned, at value ........................................................................................... 15,298,504
Payables: –
Investments purchased .................................................................................................... 4,440,645
Capital shares redeemed ................................................................................................... 527,320
Distribution fees ......................................................................................................... 68,769
Investment advisory fees .................................................................................................. 197,303
Directors' and Officer's fees ................................................................................................. 1,296
Other affiliate fees ....................................................................................................... 2,133
Transfer agent fees ...................................................................................................... 284,873
Other accrued expenses ................................................................................................... 172,534
Total liabilities ............................................................................................................
20,993,377
NET ASSETS ............................................................................................................
$ 529,409,615
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 355,054,005
Accumulated earnings ...................................................................................................... 174,355,610
NET ASSETS ............................................................................................................
$ 529,409,615
(a)
  Investments, at cost — unaffiliated ............................................................................................ $ 425,007,791
(b)
  Securities loaned, at value .................................................................................................. $ 14,990,162
(c)
  Investments, at cost — affiliated .............................................................................................. $ 19,663,095
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
12
See notes to financial statements.
BlackRock
Advantage Large
Cap Core V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 194,792,311
Shares outstanding .................................................................................................
5,620,848
Net asset value ....................................................................................................
$ 34.66
Shares authorized ..................................................................................................
200 million
Par value ........................................................................................................
$ 0.10
Class II
Net assets ........................................................................................................
$ 4,692,146
Shares outstanding .................................................................................................
135,269
Net asset value ....................................................................................................
$ 34.69
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 329,925,158
Shares outstanding .................................................................................................
9,633,545
Net asset value ....................................................................................................
$ 34.25
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Month Ended June 30, 2021
13
Financial Statements
See notes to financial statements.
BlackRock
Advantage Large
Cap Core V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 1,118
Dividends — unaffiliated ............................................................................................... 3,242,539
Securities lending income — affiliated — net ................................................................................. 44,969
Foreign taxes withheld ................................................................................................ (380)
Total investment income .................................................................................................
3,288,246
EXPENSES
Investment advisory .................................................................................................. 1,165,044
Transfer agent — class specific .......................................................................................... 512,624
Distribution — class specific ............................................................................................ 401,696
Accounting services .................................................................................................. 33,116
Professional ....................................................................................................... 31,638
Custodian ......................................................................................................... 18,918
Directors and Officer ................................................................................................. 4,421
Transfer agent ...................................................................................................... 2,354
Miscellaneous ...................................................................................................... 15,421
Total expenses .......................................................................................................
2,185,232
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (2,717)
Transfer agent fees reimbursed — class specific ............................................................................... (336,981)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,845,534
Net investment income ..................................................................................................
1,442,712
REALIZED AND UNREALIZED GAIN (LOSS) $ 73,921,233
Net realized gain from: $ –
Investments — affiliated ............................................................................................. 487
Investments — unaffiliated ........................................................................................... 58,683,551
Futures contracts .................................................................................................. 2,254,383
A
60,938,421
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 13,321,046
Futures contracts .................................................................................................. (338,234)
A
12,982,812
Net realized and unrealized gain ...........................................................................................
73,921,233
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 75,363,945

Statements of Changes in Net Assets

2021
BlackRock Semi-Annual Report to Shareholders
14
See notes to financial statements.
BlackRock Advantage Large Cap Core V.I.
Fund
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ 1,442,712 $ 4,202,293
Net realized gain (loss) .............................................................................. 60,938,421 47,047,340
Net change in unrealized appreciation (depreciation) .......................................................... 12,982,812 32,233,421
Net increase in net assets resulting from operations .............................................................
75,363,945 83,483,054
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ — (16,255,252)
  Class II ....................................................................................... — (342,878)
  Class III ....................................................................................... — (28,131,287)
Decrease in net assets resulting from distributions to shareholders ...................................................
— (44,729,417)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(38,486,747) (30,480,772)
NET ASSETS
Total increase in net assets ............................................................................. 36,877,198 8,272,865
Beginning of period .................................................................................. 492,532,417 484,259,552
End of period ......................................................................................
$ 529,409,615 $ 492,532,417
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
15
Financial Highlights
See notes to financial statements.
BlackRock Advantage Large Cap Core V.I. Fund
Class I
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 29.89 $ 27.48 $ 22.80 $ 28.45 $ 31.91 $ 31.40
Net investment income (loss)
(a)
...................
0.12 0.31 0.38 0.42
(b)
0.44 0.39
Net realized and unrealized gain (loss) .............
4.65 5.04 6.20 (1.90) 6.64 2.91
Net increase (decrease) from investment operations ......
4.77 5.35 6.58 (1.48) 7.08 3.30
Distributions
(c)
– – – – – –
From net investment income ....................
— (0.33) (0.39) (0.44) (0.47) (0.40)
From net realized gain .........................
— (2.61) (1.51) (3.73) (10.07) (2.39)
Total distributions .............................
— (2.94) (1.90) (4.17) (10.54) (2.79)
Net asset value, end of period ....................
$ 34.66 $ 29.89 $ 27.48 $ 22.80 $ 28.45 $ 31.91
Total Return
(d)
15.96% 19.80% 28.92% (5.22)% 22.33% —
Based on net asset value ........................
15.96%
(e)
19.80% 28.92% (5.22)% 22.33% 10.55%
Ratios to Average Net Assets
Total expenses ...............................
0.70%
(f)
0.71% 0.72% 0.74% 0.73% 0.72%
Total expenses after fees waived and/or reimbursed ......
0.55%
(f)
0.56% 0.57% 0.58% 0.58% 0.58%
Net investment income (loss) .....................
0.74%
(f)
1.12% 1.43% 1.45%
(b)
1.27% 1.26%
Supplemental Data
Net assets, end of period (000) ....................
$ 194,792 $ 177,977 $ 169,743 $ 152,717 $ 185,938 $ 175,947
Portfolio turnover rate ..........................
56% 121% 129% 149% 149% 50%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.06%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
16
See notes to financial statements.
BlackRock Advantage Large Cap Core V.I. Fund
Class II
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 29.95 $ 27.51 $ 22.83 $ 28.47 $ 31.93 $ 31.42
Net investment income (loss)
(a)
...................
0.09 0.26 0.34 0.37
(b)
0.38 0.34
Net realized and unrealized gain (loss) .............
4.65 5.06 6.19 (1.89) 6.64 2.90
Net increase (decrease) from investment operations ......
4.74 5.32 6.53 (1.52) 7.02 3.24
Distributions
(c)
– – – – – –
From net investment income ....................
— (0.27) (0.34) (0.39) (0.41) (0.34)
From net realized gain .........................
— (2.61) (1.51) (3.73) (10.07) (2.39)
Total distributions .............................
— (2.88) (1.85) (4.12) (10.48) (2.73)
Net asset value, end of period ....................
$ 34.69 $ 29.95 $ 27.51 $ 22.83 $ 28.47 $ 31.93
Total Return
(d)
15.83% 19.66% 28.67% (5.37)% 22.12% —
Based on net asset value ........................
15.83%
(e)
19.66% 28.67% (5.37)% 22.12% 10.37%
Ratios to Average Net Assets
Total expenses ...............................
0.85%
(f)
0.86% 0.87% 0.89% 0.88% 0.88%
Total expenses after fees waived and/or reimbursed ......
0.72%
(f)
0.73% 0.74% 0.75% 0.75% 0.75%
Net investment income (loss) .....................
0.57%
(f)
0.96% 1.26% 1.28%
(b)
1.08% 1.09%
Supplemental Data
Net assets, end of period (000) ....................
$ 4,692 $ 3,771 $ 4,986 $ 4,390 $ 4,862 $ 5,170
Portfolio turnover rate ..........................
56% 121% 129% 149% 149% 50%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.06%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
See notes to financial statements.
BlackRock Advantage Large Cap Core V.I. Fund
Class III
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 29.58 $ 27.22 $ 22.60 $ 28.23 $ 31.74 $ 31.25
Net investment income (loss)
(a)
...................
0.07 0.23 0.30 0.34
(b)
0.34 0.31
Net realized and unrealized gain (loss) .............
4.60 4.99 6.14 (1.89) 6.59 2.88
Net increase (decrease) from investment operations ......
4.67 5.22 6.44 (1.55) 6.93 3.19
Distributions
(c)
– – – – – –
From net investment income ....................
— (0.25) (0.31) (0.35) (0.37) (0.31)
From net realized gain .........................
— (2.61) (1.51) (3.73) (10.07) (2.39)
Total distributions .............................
— (2.86) (1.82) (4.08) (10.44) (2.70)
Net asset value, end of period ....................
$ 34.25 $ 29.58 $ 27.22 $ 22.60 $ 28.23 $ 31.74
Total Return
(d)
15.79% 19.50% 28.56% (5.51)% 21.97% —
Based on net asset value ........................
15.79%
(e)
19.50% 28.56% (5.51)% 21.97% 10.26%
Ratios to Average Net Assets
Total expenses ...............................
0.95%
(f)
0.96% 0.97% 0.99% 0.99% 0.97%
Total expenses after fees waived and/or reimbursed ......
0.83%
(f)
0.84% 0.85% 0.86% 0.86% 0.86%
Net investment income (loss) .....................
0.46%
(f)
0.83% 1.15% 1.17%
(b)
0.98% 0.98%
Supplemental Data
Net assets, end of period (000) ....................
$ 329,925 $ 310,785 $ 309,530 $ 278,913 $ 341,630 $ 328,040
Portfolio turnover rate ..........................
56% 121% 129% 149% 149% 50%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.06%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Notes to Financial Statements
(unaudited)
2021
BlackRock Semi-Annual Report to Shareholders
18
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
Large Cap Core V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940
Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
20
and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company , on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Barclays Capital, Inc. ................................................... $ 428,649 $ (428,649) $ —
Citigroup Global Markets, Inc. ............................................. 175,200 (175,200) —
Deutsche Bank Securities, Inc. ............................................. 433,258 (433,258) —
JP Morgan Securities LLC ................................................ 12,058,267 (12,058,267) —
Morgan Stanley & Co. LLC ............................................... 1,894,788 (1,894,788) —
$ 14,990,162 $ (14,990,162) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the six months ended June 30, 2021, the Fund reimbursed the Manager $2,095 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plans and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees . The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2021, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30 , 2021, the amount waived was $2, 717 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no fees waived by the Manager pursuant to this arrangement.
Average Daily Net Assets
Investment
Advisory Fees
First $250 Million ....................................................................................................... 0.500%
$250 Million - $300 Million ................................................................................................. 0.450
$300 Million - $400 Million ................................................................................................ 0.425
Greater than $400 Million ................................................................................................. 0.400
Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Distribution
Fees
Class II ......................................................................................................... $ 3,263
Class III ......................................................................................................... 398,433
$ 401,696
Class I .......................................................................................................... $ 187,021
Class II ......................................................................................................... 4,325
Class III ......................................................................................................... 321,278
$ 512,624

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
22
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue this contractual expense limitation through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund.  These amounts are included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the six months ended June 30, 2021, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2021, the Fund paid BIM $13,079 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
Class I ................................................................................................................
0.05%
Class II ...............................................................................................................
0.07
Class III ...............................................................................................................
0.08
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock Advantage Large Cap Core V.I. Fund
Class I .......................................................................................................... $ 140,613
Class II ......................................................................................................... 2,800
Class III ......................................................................................................... 193,568
$ 336,981
Class I ............................................................................................................. 1.25%
Class II ............................................................................................................ 1.40
Class III ............................................................................................................ 1.50

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended June 30, 2021, purchases and sales of investments, excluding short-term investments, were $276,854,277 and $301,499,860, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate (“LIBOR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage Large Cap Core V.I. Fund ............................ $ 446,944,042 $ 101,661,178 $ (3,789,141) $ 97,872,037

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
24
to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will be phased out by the end of
2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/21
Year Ended
12/31/20
Shares Amount Shares Amount
Class I
Shares sold .............................................
56,077 $ 1,790,713 102,372 $ 2,817,017
Shares issued in reinvestment of distributions ........................
— — 554,725 16,255,252
Shares redeemed .........................................
(388,707) (12,503,270) (881,202) (24,241,525)
Net decrease ..............................................
(332,630) $ (10,712,557) (224,105) $ (5,169,256)
Class II
Shares sold .............................................
24,930 $ 768,987 69,765 $ 1,797,582
Shares issued in reinvestment of distributions ........................
— — 11,701 342,878
Shares redeemed .........................................
(15,574) (496,243) (136,779) (3,630,527)
Net increase (decrease) .......................................
9,356 $ 272,744 (55,313) $ (1,490,067)
Class III
Shares sold .............................................
168,167 $ 5,479,670 376,993 $ 9,513,924
Shares issued in reinvestment of distributions ........................
— — 970,829 28,131,287
Shares redeemed .........................................
(1,039,902) (33,526,604) (2,212,014) (61,466,660)
Net decrease ..............................................
(871,735) $ (28,046,934) (864,192) $ (23,821,449)
Total Net Decrease
(1,195,009) $ (38,486,747) (1,143,611) $ (30,480,772)

Glossary of Terms Used in this Report
25
Glossary of Terms Used in this Report
Portfolio Abb reviations
S&P Standard & Poor's

June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Value V.I. Fund

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Advantage Large Cap Value V.I. Fund
Investment Objective
BlackRock Advantage Large Cap Value V.I. Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund outperformed its benchmark, the Russell 1000
®
Value Index.
What factors influenced performance?
The Fund performed well against the changeable market backdrop. U.S. stocks advanced amid accelerated vaccine distribution alongside strong fiscal policy support following the results of the Georgia senate election races. With the removal of mobility restrictions, economic activity levels experienced a sharp rise with consumer price inflation hitting a multi-year high in the second half of the period. The resulting rise in rates with the 10-year U.S. Treasury touching pre-COVID-19 levels in the first quarter of 2021 was driven by a greater pricing in of inflationary pressures. This drove a reflationary preference within equities that led to outperformance across value stocks, led by energy and financials, at the expense of growth and momentum throughout the first five months of 2021. As markets sought to evaluate whether inflation increases were transitory, the Fed took a surprisingly hawkish tone in June 2021. This prompted a sharp reversal that restored 2020 trends with large-cap secular growth stocks the dominant market theme and small caps lagging. The style shift was further supported by concerns about the spread of the Delta COVID strain alongside declining bond yields, which pointed to a mid-cycle economy. While the growth outlook remained strong, investors balanced this against virus developments as well as inflation trends with the potential to result in a more rapid withdrawal of the Fed’s monetary support.
Despite the rotation in June 2021, strong early gains across fundamental insights led to overall outperformance by the Fund for the period. Traditional valuation-related measures drove gains in the first half of the period amid market style preferences driven by the reflationary theme. Additionally, fundamental quality measures, specifically those looking at balance sheet strength, were additive. While strong contributors throughout most of the period, June proved challenging to valuation-based measures given the shift toward secular growth.
Nontraditional fundamental measures, such as insights related to environmental, social and governance (“ESG”) factors also provided performance gains. Environmental transition measures that look toward investor positioning into ESG-related holdings performed well as these measures captured the broader sustainability trend across the market. Insights identifying patents filed for green technology development also performed well given the rotation to growth and technology names in June.
Sentiment measures outperformed as they correctly positioned the Fund around the reopening and reflationary themes. An insight designed to capture sentiment across market participants, such as bond investors, performed well as interest rates became more volatile in response to shifting inflation expectations. Other sentiment measures that evaluate hiring trends and news sentiment as well as fast-moving flow-based measures performed well. These insights motivated an overweight position to machinery and energy names, providing gains as commodities rallied.
Despite generally strong relative performance in the period, select measures were challenged to keep pace. The Fund struggled in June 2021 after the surprise Fed pivot to a hawkish stance. As the market shifted back to 2020 themes, risk mitigation ESG insights, such as those that evaluate company controversies, detracted. Another measure that penalizes companies that pay lower taxes versus peers, typically growth-oriented technology stocks while favoring those with higher relative tax levels, and typically more blue chip-type stocks, also lagged.
Elsewhere, a macro insight designed to take the opposite view of generic style factor peers also struggled given the insight's negative stance on value, as the style rallied.
Finally, insights that seek to identify lower risk securities weighed on performance as the market continued its overall upward trajectory.
Describe recent portfolio activity.
Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. However, a number of new stock selection insights were added to the portfolio. The Fund built upon its alternative data capabilities by adding an insight that captures brand sentiment around retail names. Additionally, given the dynamism of the current environment, the Fund has instituted enhanced signal constructs to best identify emerging trends, such as sentiment around vaccine distribution and the impact on economic reopening.
Describe portfolio positioning at period end.
Relative to the Russell 1000
©
Value Index, the Fund was positioned essentially neutrally from a sector perspective. The Fund had slight overweight positions in industrials and utilities and slight underweights in real estate and health care.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2021 (continued)
3
Fund Summary
BlackRock Advantage Large Cap Value V.I. Fund
Performance Summary for the Period Ended June 30, 2021
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)( c )
................................................................ 17.30% 42.56% 13.29% 10.93%
Class II
(b)( c )
................................................................ 17.27 42.50 13.11 10.73
Class III
(b)( c )
............................................................... 17.16 42.23 12.98 10.58
Russell 1000
®
Value Index
(d)
.................................................... 17.05 43.68 11.87 11.61
(a)
For the portion of the period, the Fund's investment adviser waived a portion of its fee. Without such waiver, the Fund's performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
(c)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities of U.S. issuers and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Large Cap Value V.I. Fund”.
(d)
An unmanaged index that is a subset of the Russell 1000
®
Index that consists of those Russell 1000
®
securities with lower price-to book ratios and lower expected growth values.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Financials ....................................... 20%
Health Care ..................................... 16
Industrials ....................................... 13
Information Technology .............................. 11
Communication Services ............................. 8
Consumer Staples ................................. 7
Consumer Discretionary ............................. 6
Energy ......................................... 6
Utilities ......................................... 6
Real Estate ...................................... 4
Materials ....................................... 3
Short-Term Securities ............................... 3
Liabilities in Excess of Other Assets ..................... (3)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
2021
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,173.00 $ 3.23 $ 1,000.00 $ 1,021.82 $ 3.01 0.60%
Class II .................................. 1,000.00 1,172.70 4.04 1,000.00 1,021.08 3.76 0.75
Class III .................................. 1,000.00 1,171.60 4.58 1,000.00 1,020.58 4.26 0.85
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Shares
Shares Value
Common Stocks — 99.6%
Aerospace & Defense — 1.4%
Curtiss-Wright Corp. ................. 1,382 $ 164,126
HEICO Corp. ..................... 270 37,643
Lockheed Martin Corp. ............... 2,534 958,739
Mercury Systems, Inc.
(a)
.............. 1,041 68,998
Northrop Grumman Corp. ............. 473 171,902
1,401,408
Air Freight & Logistics — 1.3%
CH Robinson Worldwide, Inc. .......... 3,754 351,637
Expeditors International of Washington, Inc.
(b)
7,818 989,759
1,341,396
Airlines — 0.3%
(a)
Copa Holdings SA, Class A ............ 161 12,128
Delta Air Lines, Inc. ................. 3,604 155,909
Southwest Airlines Co. ............... 2,756 146,316
314,353
Auto Components — 1.2%
BorgWarner, Inc. ................... 23,875 1,158,893
Banks — 6.4%
Bank of America Corp. ............... 12,662 522,054
Bank of Hawaii Corp. ................ 1,099 92,558
Citigroup, Inc. ..................... 17,586 1,244,209
First Republic Bank ................. 894 167,330
JPMorgan Chase & Co. .............. 12,955 2,015,021
Pinnacle Financial Partners, Inc. ......... 4,073 359,605
Regions Financial Corp. .............. 5,077 102,454
Signature Bank .................... 1,280 314,432
Truist Financial Corp. ................ 9,292 515,706
Umpqua Holdings Corp. .............. 3,113 57,435
Wells Fargo & Co. .................. 18,258 826,905
Wintrust Financial Corp. .............. 2,107 159,352
6,377,061
Beverages — 1.3%
Coca-Cola Co. (The) ................ 5,179 280,236
Molson Coors Beverage Co., Class B
(a)
.... 3,798 203,915
PepsiCo, Inc. ..................... 5,637 835,234
1,319,385
Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc.
(a)
......... 139 25,536
BioMarin Pharmaceutical, Inc.
(a)
......... 1,616 134,839
Gilead Sciences, Inc. ................ 22,929 1,578,891
Regeneron Pharmaceuticals, Inc.
(a)
....... 167 93,276
Vertex Pharmaceuticals, Inc.
(a)
.......... 1,985 400,236
Verve Therapeutics, Inc.
(a)
............. 2,778 167,374
2,400,152
Building Products — 1.9%
Allegion plc ....................... 1,650 229,845
Carrier Global Corp. ................. 9,978 484,931
Lennox International, Inc. ............. 367 128,744
Owens Corning .................... 886 86,739
Trane Technologies plc ............... 5,385 991,594
1,921,853
Capital Markets — 4.2%
Ameriprise Financial, Inc. ............. 930 231,458
Bank of New York Mellon Corp. (The) ..... 10,478 536,788
Charles Schwab Corp. (The) ........... 10,114 736,400
CME Group, Inc. ................... 2,409 512,346
Invesco Ltd. ...................... 4,383 117,158
Morgan Stanley .................... 19,605 1,797,582
State Street Corp. .................. 1,341 110,338
Security
Shares
Shares Value
Capital Markets (continued)
Stifel Financial Corp. ................ 1,379 $ 89,442
4,131,512
Chemicals — 1.8%
Ecolab, Inc. ...................... 2,935 604,522
FMC Corp. ....................... 1,096 118,587
Linde plc ........................ 889 257,010
PPG Industries, Inc. ................. 4,681 794,693
Valvoline, Inc. ..................... 526 17,074
1,791,886
Commercial Services & Supplies — 0.6%
Cintas Corp. ...................... 145 55,390
IAA, Inc.
(a)
........................ 10,255 559,308
614,698
Communications Equipment — 0.3%
Cisco Systems, Inc. ................. 5,578 295,634
Construction & Engineering — 0.3%
EMCOR Group, Inc.
(b)
................ 1,966 242,191
Quanta Services, Inc. ................ 752 68,109
Valmont Industries, Inc. ............... 84 19,828
330,128
Construction Materials — 0.3%
Martin Marietta Materials, Inc. .......... 203 71,417
Vulcan Materials Co. ................ 1,182 205,751
277,168
Consumer Finance — 2.4%
Ally Financial, Inc. .................. 23,328 1,162,667
American Express Co. ............... 7,225 1,193,787
Santander Consumer USA Holdings, Inc. ... 952 34,577
2,391,031
Containers & Packaging — 0.4%
Amcor plc ........................ 3,169 36,317
AptarGroup, Inc. ................... 1,024 144,220
Crown Holdings, Inc. ................ 1,766 180,503
361,040
Distributors — 0.6%
Genuine Parts Co. .................. 5,042 637,662
Diversified Consumer Services — 0.6%
(a)
Bright Horizons Family Solutions, Inc. ..... 467 68,700
Terminix Global Holdings, Inc. .......... 10,174 485,402
554,102
Diversified Financial Services — 2.6%
Berkshire Hathaway, Inc., Class B
(a)
...... 5,565 1,546,625
Voya Financial, Inc.
(b)
................ 16,521 1,016,041
2,562,666
Diversified Telecommunication Services — 1.3%
AT&T, Inc. ........................ 34,763 1,000,479
Verizon Communications, Inc. .......... 5,894 330,241
1,330,720
Electric Utilities — 2.9%
Alliant Energy Corp. ................. 2,105 117,375
Eversource Energy ................. 9,032 724,728
NextEra Energy, Inc. ................ 7,893 578,399
OGE Energy Corp. .................. 22,925 771,426
Pinnacle West Capital Corp. ........... 4,087 335,011
Xcel Energy, Inc. ................... 4,837 318,662
2,845,601

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage Large Cap Value V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Electrical Equipment — 0.1%
Emerson Electric Co. ................ 446 $ 42,923
Rockwell Automation, Inc. ............. 253 72,363
115,286
Electronic Equipment, Instruments & Components — 0.4%
Flex Ltd.
(a)
........................ 24,859 444,230
Energy Equipment & Services — 0.8%
ChampionX Corp.
(a)
................. 4,799 123,094
Schlumberger NV .................. 20,337 650,988
774,082
Entertainment — 1.5%
(a)
Live Nation Entertainment, Inc. .......... 2,019 176,844
Spotify Technology SA ............... 387 106,654
Walt Disney Co. (The) ............... 6,295 1,106,472
Zynga, Inc., Class A ................. 10,776 114,549
1,504,519
Equity Real Estate Investment Trusts (REITs) — 2.6%
Brixmor Property Group, Inc. ........... 10,349 236,889
Equinix , Inc. ...................... 620 497,612
Equity Residential .................. 3,575 275,275
Prologis, Inc. ...................... 13,036 1,558,193
2,567,969
Food & Staples Retailing — 1.5%
Costco Wholesale Corp. .............. 2,913 1,152,587
Performance Food Group Co.
(a)
......... 975 47,278
Walmart, Inc. ...................... 1,956 275,835
1,475,700
Food Products — 2.2%
Bunge Ltd. ....................... 2,821 220,461
Conagra Brands, Inc. ................ 19,218 699,151
Hershey Co. (The) .................. 4,347 757,161
Kellogg Co. ....................... 3,392 218,207
McCormick & Co., Inc. (Non-Voting) ...... 3,243 286,422
2,181,402
Gas Utilities — 0.7%
Atmos Energy Corp. ................. 4,398 422,692
UGI Corp. ........................ 4,842 224,233
646,925
Health Care Equipment & Supplies — 4.4%
Align Technology, Inc.
(a)
............... 708 432,588
Danaher Corp. .................... 5,197 1,394,667
DexCom , Inc.
(a)
.................... 1,560 666,120
Envista Holdings Corp.
(a)
.............. 4,063 175,562
Hill-Rom Holdings, Inc. ............... 2,938 333,728
Hologic , Inc.
(a)
..................... 2,914 194,422
IDEXX Laboratories, Inc.
(a)
............. 1,768 1,116,580
Tandem Diabetes Care, Inc.
(a)
.......... 177 17,240
4,330,907
Health Care Providers & Services — 3.3%
AmerisourceBergen Corp. ............. 2,971 340,150
Anthem, Inc. ...................... 1,289 492,140
Centene Corp.
(a)
................... 2,017 147,100
Cigna Corp. ...................... 1,916 454,226
CVS Health Corp. .................. 1,631 136,091
Humana, Inc. ..................... 726 321,415
McKesson Corp. ................... 3,284 628,032
Privia Health Group, Inc.
(a)
............. 2,633 116,826
UnitedHealth Group, Inc. .............. 1,577 631,494
3,267,474
Security
Shares
Shares Value
Health Care Technology — 0.5%
Cerner Corp. ...................... 3,913 $ 305,840
Doximity , Inc., Class A
(a)
.............. 1,332 77,522
Teladoc Health, Inc.
(a)
................ 974 161,967
545,329
Hotels, Restaurants & Leisure — 2.5%
Aramark ......................... 6,081 226,517
International Game Technology plc
(a)
...... 8,795 210,728
Marriott Vacations Worldwide Corp.
(a)
..... 331 52,728
McDonald's Corp. .................. 2,764 638,457
Shake Shack, Inc., Class A
(a)
........... 1,912 204,622
Six Flags Entertainment Corp.
(a)
......... 8,912 385,712
Vail Resorts, Inc.
(a)
.................. 150 47,478
Wyndham Hotels & Resorts, Inc.
(b)
....... 3,221 232,846
Wynn Resorts Ltd.
(a)(b)
................ 4,307 526,746
2,525,834
Household Durables — 0.0%
iRobot Corp.
(a)
..................... 487 45,481
Household Products — 1.6%
Colgate-Palmolive Co. ............... 13,031 1,060,072
Procter & Gamble Co. (The) ........... 3,944 532,164
1,592,236
Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp. ........... 2,642 110,805
Industrial Conglomerates — 2.0%
Honeywell International, Inc. ........... 7,668 1,681,976
Roper Technologies, Inc. .............. 688 323,497
2,005,473
Insurance — 3.9%
American International Group, Inc. ....... 1,628 77,493
Athene Holding Ltd., Class A
(a)
.......... 567 38,273
First American Financial Corp. .......... 686 42,772
Hanover Insurance Group, Inc. (The) ..... 466 63,208
Marsh & McLennan Cos., Inc. .......... 3,586 504,478
MetLife, Inc. ...................... 21,954 1,313,947
Progressive Corp. (The) .............. 5,454 535,637
Travelers Cos., Inc. (The) ............. 7,431 1,112,495
Willis Towers Watson plc .............. 649 149,283
3,837,586
Interactive Media & Services — 2.4%
(a)
Alphabet, Inc., Class A ............... 648 1,582,280
Alphabet, Inc., Class C ............... 193 483,719
Twitter, Inc. ....................... 4,212 289,828
2,355,827
IT Services — 3.2%
Accenture plc, Class A ............... 2,232 657,971
Automatic Data Processing, Inc. ......... 2,366 469,935
Fidelity National Information Services, Inc. .. 9,804 1,388,933
Fiserv, Inc.
(a)
...................... 3,890 415,802
Paymentus Holdings, Inc., Class A
(a)
...... 3,485 123,717
Visa, Inc., Class A .................. 568 132,810
3,189,168
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc. ............. 1,846 272,857
Bio-Rad Laboratories, Inc., Class A
(a)
...... 44 28,349
Bruker Corp. ...................... 1,701 129,242
PPD, Inc.
(a)
....................... 3,849 177,400
607,848

BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Machinery — 3.1%
Caterpillar, Inc. .................... 3,363 $ 731,890
Deere & Co. ...................... 398 140,379
Flowserve Corp. ................... 320 12,902
Oshkosh Corp. .................... 3,431 427,640
Otis Worldwide Corp. ................ 12,415 1,015,174
Xylem, Inc. ....................... 5,909 708,844
3,036,829
Media — 1.9%
Comcast Corp., Class A .............. 20,228 1,153,401
Discovery, Inc., Class A
(a)
............. 9,128 280,047
Discovery, Inc., Class C
(a)
............. 1,567 45,412
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
373 17,374
Nexstar Media Group, Inc., Class A ....... 213 31,498
Sirius XM Holdings, Inc. .............. 39,005 255,093
TEGNA, Inc. ...................... 3,582 67,198
ViacomCBS , Inc., Class A ............. 785 38,033
1,888,056
Metals & Mining — 0.8%
Newmont Corp. .................... 962 60,972
Reliance Steel & Aluminum Co. ......... 4,635 699,421
760,393
Multiline Retail — 1.2%
Target Corp. ...................... 5,006 1,210,150
Multi-Utilities — 2.1%
Ameren Corp. ..................... 6,177 494,407
CMS Energy Corp. .................. 3,667 216,646
Consolidated Edison, Inc. ............. 15,923 1,141,998
DTE Energy Co. ................... 1,876 243,130
2,096,181
Oil, Gas & Consumable Fuels — 5.2%
Antero Midstream Corp. .............. 7,515 78,081
Chesapeake Energy Corp. ............ 2,567 133,279
Chevron Corp. ..................... 15,330 1,605,664
Continental Resources, Inc.
(b)
........... 2,798 106,408
Devon Energy Corp. ................. 3,648 106,485
EOG Resources, Inc. ................ 6,676 557,045
EQT Corp.
(a)
...................... 1,736 38,643
Exxon Mobil Corp. .................. 3,673 231,693
Hess Corp. ....................... 4,354 380,191
Kinder Morgan, Inc. ................. 36,438 664,265
Phillips 66
(b)
...................... 11,087 951,486
Valero Energy Corp. ................. 3,768 294,206
5,147,446
Personal Products — 0.2%
Herbalife Nutrition Ltd.
(a)
.............. 2,844 149,964
Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co. .............. 12,709 849,215
Johnson & Johnson ................. 19,596 3,228,245
Perrigo Co. plc .................... 5,106 234,110
Pfizer, Inc. ....................... 20,048 785,080
5,096,650
Professional Services — 0.1%
IHS Markit Ltd. .................... 903 101,732
Robert Half International, Inc. ........... 361 32,118
133,850
Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A
(a)
........... 11,721 1,004,841
Security
Shares
Shares Value
Road & Rail — 1.3%
Landstar System, Inc. ................ 868 $ 137,161
Ryder System, Inc. .................. 10,756 799,494
Schneider National, Inc., Class B ........ 17,525 381,519
1,318,174
Semiconductors & Semiconductor Equipment — 2.6%
Intel Corp. ....................... 32,192 1,807,259
QUALCOMM, Inc. .................. 5,125 732,516
2,539,775
Software — 2.8%
Adobe, Inc.
(a)
...................... 1,180 691,055
Alkami Technology, Inc.
(a)
............. 486 17,336
Alteryx , Inc., Class A
(a)
............... 883 75,956
Intuit, Inc. ........................ 2,282 1,118,568
Monday.com Ltd.
(a)
.................. 118 26,384
Procore Technologies, Inc.
(a)
........... 767 72,827
PTC, Inc.
(a)
....................... 188 26,557
salesforce.com, Inc.
(a)
................ 176 42,991
SentinelOne , Inc., Class A
(a)
............ 2,735 116,237
UiPath , Inc., Class A
(a)(b)
.............. 1,227 83,350
VMware, Inc., Class A
(a)
.............. 1,364 218,199
Workday, Inc., Class A
(a)
.............. 1,356 323,731
2,813,191
Specialty Retail — 0.1%
Home Depot, Inc. (The) .............. 272 86,738
Technology Hardware, Storage & Peripherals — 1.8%
Dell Technologies, Inc., Class C
(a)
........ 4,531 451,605
Hewlett Packard Enterprise Co. ......... 62,413 909,981
HP, Inc. ......................... 13,814 417,045
1,778,631
Textiles, Apparel & Luxury Goods — 0.2%
Ralph Lauren Corp. ................. 1,619 190,734
Under Armour , Inc., Class C
(a)
.......... 971 18,032
208,766
Thrifts & Mortgage Finance — 0.6%
New York Community Bancorp, Inc. ...... 52,528 578,859
Trading Companies & Distributors — 0.3%
SiteOne Landscape Supply, Inc.
(a)
........ 770 130,330
WW Grainger, Inc. .................. 467 204,546
334,876
Wireless Telecommunication Services — 0.4%
United States Cellular Corp.
(a)
.......... 11,892 431,799
Total Common Stocks — 99.6%
(Cost: $87,614,200) .............................. 99,097,599
Total Long-Term Investments — 99.6%
(Cost: $87,614,200) .............................. 99,097,599

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage Large Cap Value V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Short-Term Securities — 3.3%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 1,026,527 $ 1,026,527
SL Liquidity Series, LLC, Money Market Series,
0.13%
(e)
....................... 2,267,408 2,268,088
Total Short-Term Securities — 3.3%
(Cost: $3,294,615) .............................. 3,294,615
Total Investments — 102.9%
(Cost: $90,908,815 ) .............................. 102,392,214
Liabilities in Excess of Other Assets — (2.9)% ............ (2,841,953)
Net Assets — 100.0% .............................. $ 99,550,261
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,174,299 $ — $ (1,147,772) $ — $ — $ 1,026,527 1,026,527 $ 223 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 2,433,943 — (165,834) (21) — 2,268,088 2,267,408 5,443
(b)
—
$ (21) $ — $ 3,294,615 $ 5,666 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
9
Schedule of Investments
(unaudited) (continued)
June 30, 2021
i
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 3 09/17/21 $ 643 $ 4,973
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 4,973 $ — $ — $ — $ 4,973
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 410,572 $ — $ — $ — $ 410,572
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — (57,726) — — — (57,726)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 1,809,420

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage Large Cap Value V.I. Fund
10
Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 99,097,599 $ — $ — $ 99,097,599
Short-Term Securities ....................................... 1,026,527 — — 1,026,527
$ 100,124,126 $ — $ — $ 100,124,126
Investments valued at NAV
(a)
...................................... 2,268,088
$ —
$ 102,392,214
$ —
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 4,973 $ — $ — $ 4,973
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

June 30, 2021
11
Financial Statements
BlackRock
Advantage
Large Cap
Value V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 99,097,599
Investments, at value — affiliated
(c)
......................................................................................... 3,294,615
Cash pledged for futures contracts .......................................................................................... 45,000
Receivables: –
Investments sold .................................................................................................... 1,845,778
Securities lending income — affiliated ...................................................................................... 2,225
Capital shares sold ................................................................................................... 24,504
Dividends — affiliated ................................................................................................. 4
Dividends — unaffiliated ............................................................................................... 51,797
Variation margin on futures contracts ....................................................................................... 1,556
Prepaid expenses ..................................................................................................... 657
Total assets .........................................................................................................
104,363,735
LIABILITIES
Collateral on securities loaned, at value ....................................................................................... 2,274,298
Payables: –
Investments purchased ................................................................................................ 2,118,775
Capital shares redeemed ............................................................................................... 220,933
Distribution fees ..................................................................................................... 1,926
Investment advisory fees .............................................................................................. 36,364
Directors' and Officer's fees ............................................................................................. 844
Other affiliate fees ................................................................................................... 422
Other accrued expenses ............................................................................................... 159,912
Total liabilities ........................................................................................................
4,813,474
NET ASSETS ........................................................................................................
$ 99,550,261
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 76,604,925
Accumulated earnings .................................................................................................. 22,945,336
NET ASSETS ........................................................................................................
$ 99,550,261
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 87,614,200
(b)
  Securities loaned, at value .............................................................................................. $ 2,238,393
(c)
  Investments, at cost — affiliated .......................................................................................... $ 3,294,615
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
12
See notes to financial statements.
BlackRock
Advantage
Large Cap
Value V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 89,825,333
Shares outstanding .................................................................................................
7,704,758
Net asset value ....................................................................................................
$ 11.66
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class II
Net assets ........................................................................................................
$ 788,429
Shares outstanding .................................................................................................
67,125
Net asset value ....................................................................................................
$ 11.75
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 8,936,499
Shares outstanding .................................................................................................
784,127
Net asset value ....................................................................................................
$ 11.40
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2021
13
Financial Statements
See notes to financial statements.
BlackRock
Advantage
Large Cap
Value V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 223
Dividends — unaffiliated ............................................................................................... 892,160
Securities lending income — affiliated — net ................................................................................. 5,443
Foreign taxes withheld ................................................................................................ (120)
Total investment income .................................................................................................
897,706
EXPENSES
Investment advisory .................................................................................................. 361,123
Transfer agent — class specific .......................................................................................... 93,919
Accounting services .................................................................................................. 23,594
Professional ....................................................................................................... 22,160
Distribution — class specific ............................................................................................ 11,037
Custodian ......................................................................................................... 10,159
Directors and Officer ................................................................................................. 3,947
Transfer agent ...................................................................................................... 2,354
Miscellaneous ...................................................................................................... 7,530
Total expenses .......................................................................................................
535,823
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (141,904)
Transfer age nt fees reimbursed — class specific ............................................................................... (93,909)
Total expenses after fees waived and/or reimbursed ..............................................................................
300,010
Net investment income ..................................................................................................
597,696
REALIZED AND UNREALIZED GAIN (LOSS) $ 14,634,294
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. (21)
Investments — unaffiliated ........................................................................................... 11,366,593
Futures contracts .................................................................................................. 410,572
A
11,777,144
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 2,914,876
Futures contracts .................................................................................................. (57,726)
A
2,857,150
Net realized and unrealized gain ...........................................................................................
14,634,294
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 15,231,990

Statements of Changes in Net Assets

2021
BlackRock Semi-Annual Report to Shareholders
14
See notes to financial statements.
BlackRock Advantage Large Cap Value V.I.
Fund
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ 597,696 $ 1,495,219
Net realized gain (loss) .............................................................................. 11,777,144 (890,828)
Net change in unrealized appreciation (depreciation) .......................................................... 2,857,150 1,516,984
Net increase in net assets resulting from operations .............................................................
15,231,990 2,121,375
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ — (2,153,705)
  Class II ....................................................................................... — (16,443)
  Class III ....................................................................................... — (152,464)
Decrease in net assets resulting from distributions to shareholders ...................................................
— (2,322,612)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(4,114,771) (5,810,577)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 11,117,219 (6,011,814)
Beginning of period .................................................................................. 88,433,042 94,444,856
End of period ......................................................................................
$ 99,550,261 $ 88,433,042
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
15
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.09%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
BlackRock Advantage Large Cap Value V.I. Fund
Class I
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 9.94 $ 9.86 $ 8.40 $ 10.63 $ 12.06 $ 11.49
Net investment income (loss)
(a)
...................
0.07 0.16 0.20 0.20
(b)
0.20 0.15
Net realized and unrealized gain (loss) .............
1.65 0.18 1.88 (1.08) 1.86 1.41
Net increase (decrease) from investment operations ......
1.72 0.34 2.08 (0.88) 2.06 1.56
Distributions
(c)
– – – – – –
From net investment income ....................
— (0.16) (0.20) (0.21) (0.21) (0.16)
From net realized gain .........................
— (0.10) (0.42) (1.14) (3.28) (0.83)
Total distributions .............................
— (0.26) (0.62) (1.35) (3.49) (0.99)
Net asset value, end of period ....................
$ 11.66 $ 9.94 $ 9.86 $ 8.40 $ 10.63 $ 12.06
Total Return
(d)
17.30% 3.66% 24.89% (8.20)% — —
Based on net asset value ........................
17.30%
(e)
3.66% 24.89% (8.20)% 17.22% 13.60%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.09%
(g)
1.11% 1.13% 1.17% 1.17% 1.09%
Total expenses after fees waived and/or reimbursed ......
0.60%
(g)
0.60% 0.60% 0.61% 0.71% 0.82%
Net investment income (loss) .....................
1.26%
(g)
1.85% 2.12% 1.90%
(b)
1.57% 1.29%
Supplemental Data
Net assets, end of period (000) ....................
$ 89,825 $ 81,864 $ 87,984 $ 78,685 $ 99,213 $ 92,795
Portfolio turnover rate ..........................
67% 139% 144% 164% 168% 47%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... —% —% —% 0.00% 0.01% —%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
16
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.10%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
BlackRock Advantage Large Cap Value V.I. Fund
Class II
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 10.02 $ 9.93 $ 8.44 $ 10.67 $ 12.09 $ 11.52
Net investment income (loss)
(a)
...................
0.06 0.16 0.19 0.19
(b)
0.18 0.13
Net realized and unrealized gain (loss) .............
1.67 0.17 1.89 (1.09) 1.86 1.40
Net increase (decrease) from investment operations ......
1.73 0.33 2.08 (0.90) 2.04 1.53
Distributions
(c)
– – – – – –
From net investment income ....................
— (0.14) (0.17) (0.19) (0.18) (0.13)
From net realized gain .........................
— (0.10) (0.42) (1.14) (3.28) (0.83)
Total distributions .............................
— (0.24) (0.59) (1.33) (3.46) (0.96)
Net asset value, end of period ....................
$ 11.75 $ 10.02 $ 9.93 $ 8.44 $ 10.67 $ 12.09
Total Return
(d)
17.27% 3.53% 24.69% (8.37)% 17.06% —
Based on net asset value ........................
17.27%
(e)
3.53% 24.69% (8.37)% 17.06% 13.35%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.21%
(g)
1.22% 1.27% 1.32% 1.32% 1.27%
Total expenses after fees waived and/or reimbursed ......
0.75%
(g)
0.75% 0.75% 0.76% 0.88% 1.03%
Net investment income (loss) .....................
1.11%
(g)
1.77% 1.95% 1.74%
(b)
1.38% 1.10%
Supplemental Data
Net assets, end of period (000) ....................
$ 788 $ 697 $ 1,484 $ 4,813 $ 7,063 $ 6,060
Portfolio turnover rate ..........................
67% 139% 144% 164% 168% 47%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... —% —% —% 0.00% 0.01% —%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.09%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
BlackRock Advantage Large Cap Value V.I. Fund
Class III
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 9.73 $ 9.66 $ 8.24 $ 10.46 $ 11.92 $ 11.37
Net investment income (loss)
(a)
...................
0.05 0.14 0.18 0.18
(b)
0.16 0.11
Net realized and unrealized gain (loss) .............
1.62 0.17 1.84 (1.07) 1.83 1.38
Net increase (decrease) from investment operations ......
1.67 0.31 2.02 (0.89) 1.99 1.49
Distributions
(c)
– – – – – –
From net investment income ....................
— (0.14) (0.18) (0.19) (0.17) (0.11)
From net realized gain .........................
— (0.10) (0.42) (1.14) (3.28) (0.83)
Total distributions .............................
— (0.24) (0.60) (1.33) (3.45) (0.94)
Net asset value, end of period ....................
$ 11.40 $ 9.73 $ 9.66 $ 8.24 $ 10.46 $ 11.92
Total Return
(d)
17.16% 3.42% 24.60% (8.46)% 16.86% —
Based on net asset value ........................
17.16%
(e)
3.42% 24.60% (8.46)% 16.86% 13.17%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.34%
(g)
1.36% 1.38% 1.42% 1.43% 1.35%
Total expenses after fees waived and/or reimbursed ......
0.85%
(g)
0.85% 0.85% 0.86% 0.99% 1.18%
Net investment income (loss) .....................
1.00%
(g)
1.60% 1.88% 1.70%
(b)
1.26% 0.92%
Supplemental Data
Net assets, end of period (000) ....................
$ 8,936 $ 5,872 $ 4,976 $ 3,876 $ 3,019 $ 1,930
Portfolio turnover rate ..........................
67% 139% 144% 164% 168% 47%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds ................... —% —% —% 0.00% 0.01% —%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2021
BlackRock Semi-Annual Report to Shareholders
18
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
Large Cap Value V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940
Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is th e committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
20
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Th e Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
(b)
Barclays Capital, Inc. ................................................... $ 100,939 $ (100,939) $ —
Citigroup Global Markets, Inc. ............................................. 22,704 (22,529) 175
Credit Suisse Securities (USA) LLC ......................................... 230,461 (230,461) —
Deutsche Bank Securities, Inc. ............................................. 82,467 (82,467) —
JP Morgan Securities LLC ................................................ 1,005,833 (1,005,833) —
Morgan Stanley & Co. LLC ............................................... 795,989 (795,989) —
$ 2,238,393 $ (2,238,218) $ 175
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of June 30, 2021. Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the six months ended June 30, 2021, the Fund reimbursed the Manager $405 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2021, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For t he six months ended June 30, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager has agreed to voluntarily waive 0.05 % of its investment advisory fee payable by the Fund. This voluntary waiver may be reduced or discontinued at any time without notice. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations. For the six months ended June 30, 2021, the amount waived and/or reimbursed was $24,076.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the directors who are not "interested persons" of the Company as defined in the 1940 Act ("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations. For the six months ended June 30, 2021, the amount waived was $528.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no fees waived by the Manager pursuant to this arrangement.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.75%
$1 Billion - $3 Billion ..................................................................................................... 0.71
$3 Billion - $5 Billion ..................................................................................................... 0.68
$5 Billion - $10 Billion .................................................................................................... 0.65
Greater than $10 Billion .................................................................................................. 0.64
Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Distribution
Fees
Class II ......................................................................................................... $ 569
Class III ......................................................................................................... 10,468
$ 11,037
Class I .......................................................................................................... $ 84,857
Class II ......................................................................................................... 634
Class III ......................................................................................................... 8,428
$ 93,919

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
22
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the six months ended June 30, 2021, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, the Manager waived and/
or reimbursed investment advisory fees of $117,300 and $4,789, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed
— class specific, respectively, in the Statement of Operations.
Securities Lending: T he U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2021, the Fund paid BIM $1,520 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) fr om the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency
Class I ................................................................................................................
0.00%
Class II ...............................................................................................................
0.05
Class III ...............................................................................................................
0.11
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock Advantage Large Cap Value V.I. Fund
Class I .......................................................................................................... $ 84,857
Class II ......................................................................................................... 444
Class III ......................................................................................................... 3 , 8 19
$ 89,120
Class I ............................................................................................................. 0.60%
Class II ............................................................................................................ 0.75
Class III ............................................................................................................ 0.85

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended June 30, 2021, purchases and sales of investments, excluding short-term investments, were $63,076,328 and $64,372,387, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of December 31, 2020, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $321,924.
As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate (“LIBOR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage Large Cap Value V.I. Fund ............................ $ 91,731,797 $ 11,568,476 $ (903,086) $ 10,665,390

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
24
industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will be phased out by the end of
2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/21
Year Ended
12/31/20
Shares Amount Shares Amount
Class I
Shares sold .............................................
109,510 $ 1,207,446 362,405 $ 3,256,367
Shares issued in reinvestment of distributions ........................
— — 233,134 2,153,705
Shares redeemed .........................................
(639,734) (7,064,515) (1,284,699) (11,309,362)
Net decrease ..............................................
(530,224) $ (5,857,069) (689,160) $ (5,899,290)
Class II
Shares sold .............................................
— $ — 53,715 $ 390,836
Shares issued in reinvestment of distributions ........................
— — 1,773 16,443
Shares redeemed .........................................
(2,402) (27,805) (135,381) (1,054,862)
Net decrease ..............................................
(2,402) $ (27,805) (79,893) $ (647,583)
Class III
Shares sold .............................................
527,123 $ 5,700,227 356,326 $ 3,073,696
Shares issued in reinvestment of distributions ........................
— — 16,951 152,464
Shares redeemed .........................................
(346,434) (3,930,124) (284,996) (2,489,864)
Net increase ...............................................
180,689 $ 1,770,103 88,281 $ 736,296
Total Net Decrease
(351,937) $ (4,114,771) (680,772) $ (5,810,577)

Glossary of Terms Used in this Report
25
Glossary of Terms Used in this Report
Portfolio Abbreviations
S&P Standard & Poor's

June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Advantage SMID Cap V.I. Fund
Investment Objective
BlackRock Advantage SMID Cap V.I. Fund’s (formerly known as BlackRock Advantage U.S. Total Market V.I. Fund) (the “Fund”) investment objective is to seek long-term growth of capital.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund underperformed its former benchmark, the Russell 3000
®
Index as well as its new benchmark, the Russell 2500
TM
Index.
What factors influenced performance?
Apart from the benchmark change, the Fund performed well against the changeable market backdrop. U.S. stocks advanced amid accelerated vaccine distribution alongside strong fiscal policy support following the results of the Georgia senate election races. With the removal of mobility restrictions, economic activity levels experienced a sharp rise with consumer price inflation hitting a multi-year high in the second half of the period. The resulting rise in rates with the 10-year U.S. Treasury touching pre-COVID-19 levels in the first quarter of 2021 was driven by a greater pricing in of inflationary pressures. This drove a reflationary preference within equities that led to outperformance across value stocks, led by energy and financials, at the expense of growth and momentum throughout the first five months of 2021. As markets sought to evaluate whether inflation increases were transitory, the Fed took a surprisingly hawkish tone in June 2021. This prompted a sharp reversal that restored 2020 trends with large-cap secular growth stocks the dominant market theme and small caps lagging. The style shift was further supported by concerns about the spread of the Delta COVID strain alongside declining bond yields, which pointed to a mid-cycle economy. While the growth outlook remained strong, investors balanced this against virus developments as well as inflation trends with the potential to result in a more rapid withdrawal of the Fed’s monetary support.
Across the stock selection model, insights across sentiment and fundamentals both provided relative performance gains during the period. Sentiment measures outperformed as they correctly positioned the Fund around the reopening and reflationary themes. Specifically, insights that capture company linkages and hiring activity performed well across software names that benefited from the reflationary environment. There was also continued performance strength from text-based analyses that look to identify sentiment across company management teams.
Elsewhere, non-traditional fundamental quality measures were also additive. Notably, insights related to environmental, social and governance (“ESG”) factors proved additive led by environmental transition insights. Specifically, an insight that looks toward investor positioning into ESG-related holdings performed well as these measures benefited from the broader sustainability market trend. Surprisingly, stability measures with a preference for lower risk stocks were top contributors against the sharp market inflection points.
The primary driver of relative losses was the benchmark change in February 2021 from the Russell 3000
®
Index to the Russell 2500
TM
Index. The former benchmark was tilted
toward large-cap stocks, whereas the new benchmark is more lower market cap-focused. This presented a headwind to relative performance as lower-cap securities soundly outperformed their larger-cap counterparts for much of the period due to expectations for a strong economic recovery. This impact on benchmark-relative performance should normalize over time.
Elsewhere, a macro insight designed to take the opposite view of generic style factor peers was a top detractor given the insight's negative view on value as the style rallied.
Other quality-related measures with a growth orientation, such as those with a preference for founder-led ownership structures, were caught wrong-footed as valuation measures led markets higher for the majority of the period.
The Fund struggled in June 2021 after the surprise Fed pivot to a hawkish stance. As the market shifted back to 2020 themes, risk mitigation ESG insights, such as those that evaluate company controversies, detracted. Another measure that penalizes companies that pay lower taxes versus peers, typically growth-oriented technology stocks favoring those with higher relative tax levels, and typically more blue chip-type stocks, also lagged.
Describe recent portfolio activity.
Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. However, a number of new stock selection insights were added to the portfolio. The Fund built upon its alternative data capabilities by adding an insight that captures brand sentiment around retail names. Additionally, given the dynamism of the current environment, the Fund has instituted enhanced signal constructs to best identify emerging trends, such as sentiment around vaccine distribution and the impact on economic reopening.
Describe portfolio positioning at period end.
Relative to the Russell 2500
TM
Index, the Fund was positioned essentially neutrally from a sector perspective. The Fund had slight overweight positions in industrials and consumer discretionary and slight underweights in real estate and health care.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2021 (continued)
3
Fund Summary
BlackRock Advantage SMID Cap V.I. Fund
Performance Summary for the Period Ended June 30, 2021
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
................................................................ 11.68% 37.43% 16.87% 12.59%
Class II
(b)(c)
................................................................ 11.60 37.23 16.70 12.42
Class III
(b)(c)
............................................................... 11.60 37.15 16.60 12.35
Russell 3000
®
Index
(d)
........................................................ 15.11 44.16 17.89 14.70
Russell 2500
™
Index
(e)
....................................................... 16.97 57.79 16.35 12.86
(a)
For a portion of the period, the Fund’s investment adviser waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
(c)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. small and medium capitalization companies, and derivatives that have similar economic characteristics to such securities. The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 2500™ Index. The Fund’s total returns for the period between June 12, 2017 and February 8, 2021 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Advantage U.S. Total Market V.I. Fund”. The Fund’s total returns for the period prior to
June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Value Opportunities V.I. Fund”.
(d)
An index that measures the performance of the 3,000 largest U.S. companies representing 98% of the investable U.S. equity market.
(e)
An index that measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “ smid ” cap. The Russell 2500™ Index is a subset of the Russell
3000
®
Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Industrials ....................................... 17%
Information Technology .............................. 16
Health Care ..................................... 15
Consumer Discretionary ............................. 14
Financials ....................................... 13
Real Estate ...................................... 7
Materials ....................................... 5
Energy ......................................... 4
Communication Services ............................. 3
Utilities ......................................... 3
Consumer Staples ................................. 2
Short-Term Securities ............................... 6
Liabilities in Excess of Other Assets ..................... (5)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
2021
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I ................................... $ 1,000.00 $ 1,116.80 $ 2.89 $ 1,000.00 $ 1,022.07 $ 2.76 0.55%
Class I I .................................. 1,000.00 1,116.00 3.67 1,000.00 1,021.32 3.51 0.70
Class I II .................................. 1,000.00 1,116.00 4.20 1,000.00 1,020.83 4.01 0.80
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Shares
Shares Value
Common Stocks — 99.2%
Aerospace & Defense — 1.2%
Aerojet Rocketdyne Holdings, Inc. ....... 2,147 $ 103,679
Astronics Corp.
(a)
................... 7,550 132,200
Axon Enterprise, Inc.
(a)
............... 8,466 1,496,789
Mercury Systems, Inc.
(a)(b)
............. 10,335 685,004
2,417,672
Air Freight & Logistics — 0.1%
(a)
Echo Global Logistics, Inc. ............ 785 24,131
Hub Group, Inc., Class A .............. 2,782 183,556
207,687
Airlines — 0.8%
(a)(b)
JetBlue Airways Corp. ................ 34,834 584,514
Spirit Airlines, Inc. .................. 29,145 887,174
1,471,688
Auto Components — 1.8%
BorgWarner, Inc. ................... 50,927 2,471,998
Cooper-Standard Holdings, Inc.
(a)
........ 4,907 142,303
Goodyear Tire & Rubber Co. (The)
(a)
...... 30,610 524,961
LCI Industries ..................... 2,458 323,030
3,462,292
Banks — 5.2%
Amerant Bancorp, Inc.
(a)
.............. 3,686 78,807
Bank of Hawaii Corp.
(b)
............... 25,305 2,131,187
Bank OZK
(b)
...................... 6,359 268,096
BankFinancial Corp. ................. 3,322 38,004
Capital City Bank Group, Inc. ........... 738 19,033
CIT Group, Inc. .................... 468 24,144
Citizens & Northern Corp. ............. 1,214 29,743
Commerce Bancshares, Inc. ........... 745 55,547
First Busey Corp. ................... 3,865 95,311
First Business Financial Services, Inc. ..... 899 24,336
First Hawaiian, Inc. ................. 23,655 670,383
First Interstate BancSystem , Inc., Class A .. 23,574 986,100
First Northwest Bancorp .............. 1,086 19,059
First Western Financial, Inc.
(a)
.......... 124 3,210
FNCB Bancorp, Inc. ................. 2,151 15,638
Heartland Financial USA, Inc. .......... 8,290 389,547
Heritage Commerce Corp. ............. 18,469 205,560
HomeTrust Bancshares, Inc. ........... 1,946 54,293
Independent Bank Corp. .............. 6,552 142,244
Investar Holding Corp.
(b)
.............. 760 17,396
Lakeland Bancorp, Inc. ............... 5,315 92,906
Level One Bancorp, Inc.
(b)
............. 4,233 115,561
Macatawa Bank Corp. ............... 4,839 42,341
Mercantile Bank Corp. ............... 2,127 64,235
Mid Penn Bancorp, Inc. ............... 810 22,235
Midland States Bancorp, Inc. ........... 6,219 163,373
Oak Valley Bancorp ................. 545 9,903
OceanFirst Financial Corp. ............ 7,627 158,947
Peapack -Gladstone Financial Corp. ...... 1,944 60,400
Pinnacle Financial Partners, Inc. ......... 1,361 120,163
Popular, Inc. ...................... 1,022 76,701
Republic Bancorp, Inc., Class A ......... 840 38,749
Republic First Bancorp, Inc.
(a)
........... 24,005 95,780
Signature Bank .................... 538 132,160
SVB Financial Group
(a)
............... 69 38,394
TriState Capital Holdings, Inc.
(a)
......... 5,134 104,682
Umpqua Holdings Corp. .............. 56,576 1,043,827
United Security Bancshares ............ 2,649 21,642
Webster Financial Corp. .............. 7,735 412,585
Wintrust Financial Corp. .............. 21,458 1,622,869
Security
Shares
Shares Value
Banks (continued)
Zions Bancorp NA .................. 10,484 $ 554,184
10,259,275
Beverages — 0.1%
Boston Beer Co., Inc. (The), Class A
(a)
..... 77 78,602
Brown-Forman Corp., Class B .......... 1,286 96,373
Primo Water Corp. .................. 2,798 46,810
221,785
Biotechnology — 4.5%
(a)
Adamas Pharmaceuticals, Inc. .......... 4,923 25,993
Affimed NV ....................... 7,998 67,983
Agenus, Inc. ...................... 20,850 114,467
Akebia Therapeutics, Inc. ............. 41,342 156,686
Alector , Inc. ...................... 2,766 57,616
Amicus Therapeutics, Inc. ............. 3,993 38,493
Applied Therapeutics, Inc. ............. 1,845 38,339
Arcutis Biotherapeutics , Inc. ........... 2,264 61,785
Atara Biotherapeutics , Inc. ............. 9,516 147,974
Atossa Therapeutics, Inc. ............. 3,325 21,014
Beyondspring , Inc. .................. 6,816 71,159
BioCryst Pharmaceuticals, Inc. .......... 5,322 84,141
Biogen, Inc. ...................... 757 262,126
Black Diamond Therapeutics, Inc. ........ 4,310 52,539
Bridgebio Pharma, Inc. ............... 781 47,610
C4 Therapeutics, Inc. ................ 628 23,764
Cabaletta Bio, Inc. .................. 1,797 15,454
Dynavax Technologies Corp. ........... 3,202 31,540
Enochian Biosciences, Inc.
(b)
........... 6,756 33,577
Exelixis , Inc. ...................... 26,229 477,892
Foghorn Therapeutics, Inc. ............ 3,141 33,514
Frequency Therapeutics, Inc. ........... 5,874 58,505
G1 Therapeutics, Inc. ................ 2,165 47,500
Galera Therapeutics, Inc. ............. 2,597 25,529
Gossamer Bio, Inc. ................. 275 2,233
Heron Therapeutics, Inc. .............. 1,088 16,886
Humanigen , Inc. ................... 2,789 48,473
Impel Neuropharma , Inc. .............. 2,621 23,196
Infinity Pharmaceuticals, Inc. ........... 4,864 14,543
Inovio Pharmaceuticals, Inc. ........... 4,773 44,246
Inozyme Pharma, Inc. ................ 2,036 34,693
Invitae Corp.
(b)
..................... 4,333 146,152
Ionis Pharmaceuticals, Inc. ............ 5,029 200,607
Karyopharm Therapeutics, Inc. .......... 45,079 465,215
Kiniksa Pharmaceuticals Ltd., Class A ..... 1,832 25,520
MacroGenics , Inc. .................. 5,330 143,164
Metacrine , Inc. .................... 4,751 18,054
Mirum Pharmaceuticals, Inc. ........... 4,121 71,252
Moderna , Inc. ..................... 558 131,119
Natera , Inc. ....................... 8,982 1,019,726
NextCure , Inc. ..................... 10,095 81,063
Novavax , Inc. ..................... 1,439 305,514
Ocugen , Inc.
(b)
..................... 11,081 88,980
Oncorus , Inc. ..................... 1,319 18,202
OPKO Health, Inc. .................. 9,224 37,357
Organogenesis Holdings, Inc. .......... 2,845 47,284
Oyster Point Pharma, Inc. ............. 1,802 30,976
Passage Bio, Inc. ................... 5,948 78,752
PhaseBio Pharmaceuticals, Inc. ......... 7,022 26,122
PMV Pharmaceuticals, Inc. ............ 1,694 57,867
Poseida Therapeutics, Inc. ............ 11,293 113,156
PTC Therapeutics, Inc.
(b)
.............. 2,138 90,373
Puma Biotechnology, Inc. ............. 2,139 19,636
Sage Therapeutics, Inc. .............. 3,566 202,584
Sarepta Therapeutics, Inc. ............. 5,920 460,221
Solid Biosciences, Inc. ............... 5,787 21,180

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage SMID Cap V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Biotechnology (continued)
Sorrento Therapeutics, Inc. ............ 11,700 $ 113,373
Spectrum Pharmaceuticals, Inc. ......... 11,613 43,549
Spruce Biosciences, Inc. .............. 420 4,708
SQZ Biotechnologies Co. ............. 601 8,684
Sutro Biopharma, Inc. ................ 4,787 88,990
Taysha Gene Therapies, Inc. ........... 1,709 36,231
Ultragenyx Pharmaceutical, Inc. ......... 5,663 539,967
United Therapeutics Corp. ............. 3,393 608,738
UroGen Pharma Ltd. ................ 1,267 19,347
Veracyte , Inc. ..................... 7,399 295,812
Vertex Pharmaceuticals, Inc. ........... 2,279 459,515
Verve Therapeutics, Inc. .............. 5,355 322,639
Vincerx Pharma, Inc. ................ 5,103 66,288
Vir Biotechnology, Inc. ............... 1,613 76,263
X4 Pharmaceuticals, Inc. .............. 5,346 34,749
8,798,399
Building Products — 3.1%
AO Smith Corp. .................... 338 24,356
Builders FirstSource , Inc.
(a)
............ 17,373 741,132
Lennox International, Inc. ............. 4,517 1,584,564
Owens Corning .................... 23,864 2,336,286
Trex Co., Inc.
(a)
.................... 12,715 1,299,600
5,985,938
Capital Markets — 1.9%
AssetMark Financial Holdings, Inc.
(a)
...... 2,920 73,175
Donnelley Financial Solutions, Inc.
(a)
...... 3,521 116,193
Houlihan Lokey , Inc. ................. 350 28,627
Invesco Ltd. ...................... 24,472 654,137
Jefferies Financial Group, Inc. .......... 21,646 740,293
Morningstar, Inc. ................... 682 175,349
Stifel Financial Corp. ................ 24,954 1,618,516
Virtus Investment Partners, Inc. ......... 826 229,438
3,635,728
Chemicals — 2.0%
Amyris , Inc.
(a)
..................... 3,799 62,190
Avient Corp. ...................... 8,927 438,851
Axalta Coating Systems Ltd.
(a)
.......... 32,894 1,002,938
Hawkins, Inc. ..................... 1,726 56,526
HB Fuller Co. ..................... 18,493 1,176,340
Trinseo SA ....................... 5,265 315,058
Valvoline, Inc. ..................... 27,559 894,565
3,946,468
Commercial Services & Supplies — 1.2%
ABM Industries, Inc. ................. 17,683 784,241
Brink's Co. (The) ................... 886 68,080
Cimpress plc
(a)
..................... 1,283 139,090
Herman Miller, Inc. .................. 3,391 159,852
IAA, Inc.
(a)
........................ 11,660 635,936
Kimball International, Inc., Class B ....... 5,685 74,758
Matthews International Corp., Class A ..... 2,405 86,484
Quad/Graphics, Inc.
(a)
................ 4,652 19,306
Steelcase, Inc., Class A .............. 5,890 88,998
Tetra Tech, Inc. .................... 1,976 241,151
2,297,896
Communications Equipment — 0.1%
(a)
Applied Optoelectronics, Inc.
(b)
.......... 3,265 27,654
Calix, Inc. ........................ 4,926 233,985
261,639
Construction & Engineering — 1.5%
EMCOR Group, Inc. ................. 12,814 1,578,557
MasTec , Inc.
(a)
..................... 2,355 249,865
Security
Shares
Shares Value
Construction & Engineering (continued)
Primoris Services Corp. .............. 9,483 $ 279,085
WillScot Mobile Mini Holdings Corp.
(a)
..... 29,771 829,718
2,937,225
Construction Materials — 0.0%
US Concrete, Inc.
(a)
................. 472 34,834
Consumer Finance — 1.3%
Ally Financial, Inc. .................. 42,148 2,100,656
OneMain Holdings, Inc. ............... 6,779 406,130
PROG Holdings, Inc. ................ 2,100 101,073
2,607,859
Containers & Packaging — 1.2%
Sealed Air Corp.
(b)
.................. 41,092 2,434,701
Diversified Consumer Services — 1.4%
(a)
2U, Inc. ......................... 8,417 350,736
Chegg , Inc. ....................... 11,936 992,001
Terminix Global Holdings, Inc. .......... 28,698 1,369,182
Universal Technical Institute, Inc. ........ 2,839 18,425
2,730,344
Diversified Financial Services — 1.2%
Voya Financial, Inc.
(b)
................ 38,536 2,369,964
Diversified Telecommunication Services — 0.0%
Radius Global Infrastructure, Inc.
(a)
....... 2,988 43,326
Electric Utilities — 0.7%
Alliant Energy Corp. ................. 4,732 263,856
Eversource Energy ................. 2,769 222,185
OGE Energy Corp. .................. 11,998 403,733
Pinnacle West Capital Corp. ........... 4,192 343,618
Portland General Electric Co. ........... 3,212 148,009
1,381,401
Electrical Equipment — 0.8%
Bloom Energy Corp., Class A
(a)
.......... 5,474 147,087
Generac Holdings, Inc.
(a)
.............. 1,067 442,965
nVent Electric plc ................... 1,029 32,146
Plug Power, Inc.
(a)
.................. 7,296 249,450
Sunrun , Inc.
(a)
..................... 8,617 480,656
TPI Composites, Inc.
(a)
............... 2,369 114,707
1,467,011
Electronic Equipment, Instruments & Components — 1.8%
Avnet, Inc. ....................... 33,225 1,331,658
Benchmark Electronics, Inc.
(b)
.......... 5,285 150,411
ePlus , Inc.
(a)
...................... 1,159 100,474
FARO Technologies, Inc.
(a)
............. 2,346 182,448
Jabil, Inc. ........................ 17,791 1,034,013
Littelfuse , Inc. ..................... 139 35,416
National Instruments Corp. ............ 9,246 390,921
OSI Systems, Inc.
(a)
................. 499 50,718
PAR Technology Corp.
(a)(b)
............. 1,239 86,656
ScanSource , Inc.
(a)
.................. 5,348 150,439
3,513,154
Energy Equipment & Services — 1.1%
ChampionX Corp.
(a)
................. 5,635 144,538
Newpark Resources, Inc.
(a)
............ 25,629 88,676
NOV, Inc.
(a)
....................... 14,256 218,402
Oceaneering International, Inc.
(a)
........ 21,757 338,757
Patterson-UTI Energy, Inc. ............ 19,466 193,492
ProPetro Holding Corp.
(a)
.............. 12,853 117,734
Schlumberger NV .................. 24,823 794,584
Seadrill Ltd.
(a)
..................... 29 8
TechnipFMC plc
(a)
.................. 11,107 100,518

BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Energy Equipment & Services (continued)
US Silica Holdings, Inc.
(a)
............. 12,793 $ 147,887
2,144,596
Entertainment — 1.1%
(a)
AMC Entertainment Holdings, Inc., Class A . 2,741 155,360
Cinemark Holdings, Inc. .............. 50,314 1,104,392
Gaia, Inc. ........................ 1,999 21,969
IMAX Corp. ....................... 4,721 101,501
Playtika Holding Corp. ............... 2,315 55,190
Zynga, Inc., Class A ................. 61,135 649,865
2,088,277
Equity Real Estate Investment Trusts (REITs) — 6.5%
Alexander & Baldwin, Inc. ............. 18,935 346,889
Alpine Income Property Trust, Inc. ....... 4,383 83,365
Ashford Hospitality Trust, Inc .
(a )
......... 39,897 181,930
Boston Properties, Inc.
(b)
.............. 6,052 693,499
Braemar Hotels & Resorts, Inc.
(a)
........ 79,698 494,925
Brixmor Property Group, Inc. ........... 9,003 206,079
Camden Property Trust ............... 2,676 355,025
Clipper Realty, Inc. .................. 3,898 28,650
CorEnergy Infrastructure Trust, Inc.
(b)
..... 8,485 56,171
CorePoint Lodging, Inc.
(a)
............. 18,095 193,616
CubeSmart ....................... 377 17,463
DigitalBridge Group, Inc., Class A
(a)(b)
...... 14,639 115,648
Douglas Emmett, Inc. ................ 1,314 44,177
Equity Residential .................. 4,506 346,962
First Industrial Realty Trust, Inc. ......... 35,112 1,833,900
Kilroy Realty Corp. .................. 31,958 2,225,555
Life Storage, Inc. ................... 12,356 1,326,417
Macerich Co. (The) ................. 24,133 440,427
Outfront Media, Inc.
(a)
................ 10,426 250,537
Park Hotels & Resorts, Inc.
(a)
........... 3,417 70,424
Postal Realty Trust, Inc., Class A ........ 2,717 49,558
QTS Realty Trust, Inc., Class A ......... 1,904 147,179
Retail Value, Inc. ................... 28,223 613,850
RPT Realty ....................... 2,994 38,862
Seritage Growth Properties, Class A
(a)
..... 7,553 138,975
Simon Property Group, Inc. ............ 4,171 544,232
Terreno Realty Corp. ................ 655 42,261
VICI Properties, Inc. ................. 37,891 1,175,379
Welltower , Inc. ..................... 6,965 578,791
12,640,746
Food & Staples Retailing — 0.5%
Andersons, Inc. (The) ................ 363 11,082
Casey's General Stores, Inc. ........... 622 121,066
Chefs' Warehouse, Inc. (The)
(a)
......... 1,422 45,262
Performance Food Group Co.
(a)
......... 12,859 623,533
PriceSmart , Inc. .................... 679 61,796
Rite Aid Corp.
(a)
.................... 3,749 61,109
Sysco Corp. ...................... 770 59,868
983,716
Food Products — 1.1%
Beyond Meat, Inc.
(a)(b)
................ 3,330 524,441
Bunge Ltd. ....................... 9,805 766,261
Darling Ingredients, Inc.
(a)
............. 1,670 112,725
Freshpet , Inc.
(a)
.................... 1,398 227,818
Ingredion, Inc. ..................... 1,026 92,853
Kellogg Co. ....................... 1,275 82,021
McCormick & Co., Inc. (Non-Voting) ...... 665 58,733
Mission Produce, Inc.
(a)
............... 1,952 40,426
Seneca Foods Corp., Class A
(a)
......... 1,030 52,612
Vital Farms, Inc.
(a)
.................. 12,849 256,466
2,214,356
Security
Shares
Shares Value
Gas Utilities — 1.8%
Brookfield Infrastructure Corp., Class A .... 3,656 $ 275,662
New Jersey Resources Corp. ........... 913 36,127
Southwest Gas Holdings, Inc. .......... 20,910 1,384,033
UGI Corp. ........................ 39,708 1,838,878
3,534,700
Health Care Equipment & Supplies — 3.5%
Accuray , Inc.
(a)
..................... 14,628 66,119
Alphatec Holdings, Inc.
(a)
.............. 8,349 127,907
Dentsply Sirona, Inc. ................ 491 31,061
Envista Holdings Corp.
(a)
.............. 12,541 541,897
Globus Medical, Inc., Class A
(a)
......... 8,509 659,703
Haemonetics Corp.
(a)
................ 9,580 638,411
Heska Corp.
(a)
..................... 1,285 295,203
Hill-Rom Holdings, Inc.
(b)
.............. 13,001 1,476,784
Natus Medical, Inc.
(a)
................ 4,214 109,480
Nevro Corp.
(a)
..................... 4,645 770,094
OraSure Technologies, Inc.
(a)
........... 2,560 25,958
Penumbra, Inc.
(a)
................... 1,475 404,238
SeaSpine Holdings Corp.
(a)
............ 999 20,489
Shockwave Medical, Inc.
(a)
............. 285 54,073
Sientra , Inc.
(a)
..................... 7,409 58,976
STERIS plc ....................... 326 67,254
Tandem Diabetes Care, Inc.
(a)
.......... 15,656 1,524,894
6,872,541
Health Care Providers & Services — 1.0%
1Life Healthcare, Inc.
(a)
............... 11,445 378,372
AMN Healthcare Services, Inc.
(a)
......... 1,018 98,725
Cardinal Health, Inc. ................. 6,486 370,286
Guardant Health, Inc.
(a)
............... 1,435 178,213
Henry Schein, Inc.
(a)
................. 326 24,186
LHC Group, Inc.
(a)
.................. 1,042 208,671
Molina Healthcare, Inc.
(a)
.............. 707 178,913
Patterson Cos., Inc. ................. 11,085 336,873
PetIQ , Inc.
(a)
...................... 144 5,558
Privia Health Group, Inc.
(a)(b)
............ 5,246 232,765
Progyny , Inc.
(a)
..................... 582 34,338
2,046,900
Health Care Technology — 0.4%
(a)
Allscripts Healthcare Solutions, Inc. ...... 11,969 221,546
Doximity , Inc., Class A ............... 2,594 150,971
Inovalon Holdings, Inc., Class A ......... 5,070 172,786
Omnicell , Inc. ..................... 1,375 208,244
Phreesia , Inc. ..................... 607 37,209
Vocera Communications, Inc. ........... 1,525 60,771
851,527
Hotels, Restaurants & Leisure — 3.3%
Accel Entertainment, Inc.
(a)
............ 5,592 66,377
Dine Brands Global, Inc.
(a)
............. 4,427 395,110
International Game Technology plc
(a)
...... 60,710 1,454,612
Penn National Gaming, Inc.
(a)
........... 3,390 259,301
PlayAGS , Inc.
(a)
.................... 3,494 34,591
Rush Street Interactive, Inc.
(a)
.......... 5,412 66,351
SeaWorld Entertainment, Inc.
(a)
......... 9,977 498,251
Shake Shack, Inc., Class A
(a)(b)
.......... 11,612 1,242,716
Six Flags Entertainment Corp.
(a)
......... 24,741 1,070,790
Wingstop , Inc. ..................... 3,726 587,329
Wyndham Hotels & Resorts, Inc. ........ 10,878 786,371
6,461,799
Household Durables — 1.8%
Casper Sleep, Inc.
(a)
................. 9,466 78,000
Green Brick Partners, Inc.
(a)
............ 13,495 306,876
iRobot Corp.
(a)
..................... 10,858 1,014,029

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage SMID Cap V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Household Durables (continued)
KB Home ........................ 22,889 $ 932,040
MDC Holdings, Inc. ................. 1,376 69,626
Tempur Sealy International, Inc. ......... 29,787 1,167,352
3,567,923
Household Products — 0.2%
Central Garden & Pet Co., Class A
(a)
...... 8,272 399,538
Independent Power and Renewable Electricity Producers — 0.5%
Brookfield Renewable Corp. ........... 9,435 395,704
Clearway Energy, Inc. ................ 2,394 60,377
Sunnova Energy International, Inc.
(a)
...... 11,082 417,348
873,429
Insurance — 2.2%
Athene Holding Ltd., Class A
(a)
.......... 3,317 223,898
Crawford & Co., Class A .............. 1,185 10,748
Erie Indemnity Co., Class A ............ 587 113,496
First American Financial Corp. .......... 14,757 920,099
Hanover Insurance Group, Inc. (The) ..... 16,809 2,279,973
Investors Title Co. .................. 60 10,478
Trupanion , Inc.
(a)(b)
.................. 6,504 748,610
4,307,302
Interactive Media & Services — 1.1%
(a)
Bumble, Inc., Class A ................ 2,133 122,861
fuboTV , Inc. ...................... 880 28,257
Liberty TripAdvisor Holdings, Inc., Class A .. 8,032 32,690
TripAdvisor, Inc. .................... 32,643 1,315,513
Zillow Group, Inc., Class A ............. 1,531 187,593
Zillow Group, Inc., Class C ............ 3,874 473,480
2,160,394
Internet & Direct Marketing Retail — 0.7%
(a)
1-800-Flowers.com, Inc., Class A ........ 12,189 388,463
Lands' End, Inc. .................... 3,618 148,519
Overstock.com, Inc. ................. 4,959 457,220
RealReal , Inc. (The) ................. 4,201 83,012
Stamps.com, Inc. ................... 530 106,154
Stitch Fix, Inc., Class A ............... 1,590 95,877
1,279,245
IT Services — 2.2%
Concentrix Corp.
(a)
.................. 4,182 672,466
Conduent , Inc.
(a)
................... 72,149 541,117
CSG Systems International, Inc. ......... 762 35,951
Fastly , Inc., Class A
(a)
................ 1,028 61,269
Genpact Ltd. ...................... 39,535 1,796,075
International Money Express, Inc.
(a)
....... 2,091 31,051
Maximus, Inc. ..................... 3,481 306,224
MongoDB, Inc.
(a)
................... 338 122,194
Paymentus Holdings, Inc., Class A
(a)
...... 6,515 231,282
StoneCo Ltd., Class A
(a)
.............. 5,598 375,402
Wix.com Ltd.
(a)(b)
................... 362 105,081
4,278,112
Leisure Products — 0.8%
Brunswick Corp. ................... 13,563 1,351,146
Malibu Boats, Inc., Class A
(a)
........... 3,338 244,776
1,595,922
Life Sciences Tools & Services — 3.6%
Adaptive Biotechnologies Corp.
(a)
........ 4,558 186,240
Bruker Corp. ...................... 31,111 2,363,814
Medpace Holdings, Inc.
(a)
............. 1,517 267,948
Mettler -Toledo International, Inc.
(a)
....... 58 80,350
NanoString Technologies, Inc.
(a)
......... 1,280 82,931
NeoGenomics , Inc.
(a)(b)
............... 19,979 902,451
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Personalis , Inc.
(a)
................... 831 $ 21,024
PPD, Inc.
(a)
....................... 14,231 655,907
Repligen Corp.
(a)
................... 8,919 1,780,411
Syneos Health, Inc.
(a)
................ 6,720 601,373
Waters Corp.
(a)
.................... 530 183,173
7,125,622
Machinery — 3.7%
AGCO Corp. ...................... 10,921 1,423,880
Altra Industrial Motion Corp. ........... 283 18,401
Donaldson Co., Inc. ................. 5,029 319,492
Graco , Inc. ....................... 11,373 860,936
Hurco Cos., Inc. .................... 1,060 37,100
John Bean Technologies Corp. .......... 1,752 249,870
Manitowoc Co., Inc. (The)
(a)
............ 5,406 132,447
Oshkosh Corp. .................... 10,250 1,277,560
Snap-on, Inc. ..................... 4,029 900,199
Timken Co. (The)
(b)
.................. 24,969 2,012,252
7,232,137
Media — 0.7%
Cardlytics, Inc.
(a)
................... 5,613 712,458
comScore, Inc.
(a)
................... 4,191 20,955
Discovery, Inc., Class A
(a)
............. 829 25,434
Discovery, Inc., Class C
(a)
............. 1,230 35,645
Entravision Communications Corp., Class A . 5,506 36,780
Hemisphere Media Group, Inc.
(a)
......... 2,086 24,615
iHeartMedia , Inc., Class A
(a)
............ 16,538 445,368
Magnite , Inc.
(a)
..................... 799 27,038
Meredith Corp.
(a)
................... 2,744 119,200
1,447,493
Metals & Mining — 2.0%
Materion Corp. .................... 1,634 123,122
Reliance Steel & Aluminum Co. ......... 16,143 2,435,979
Ryerson Holding Corp.
(a)
.............. 5,213 76,110
Schnitzer Steel Industries, Inc., Class A .... 13,137 644,370
Steel Dynamics, Inc. ................. 6,217 370,533
Worthington Industries, Inc. ............ 4,029 246,494
3,896,608
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Arbor Realty Trust, Inc. ............... 4,756 84,752
Blackstone Mortgage Trust, Inc., Class A
(b)
.. 3,955 126,125
Ellington Financial, Inc.
(b)
.............. 25,025 479,229
690,106
Multiline Retail — 0.4%
Franchise Group, Inc. ................ 1,671 58,936
Kohl's Corp. ...................... 7,298 402,193
Nordstrom, Inc.
(a)
................... 7,382 269,960
731,089
Oil, Gas & Consumable Fuels — 2.8%
Antero Resources Corp.
(a)
............. 1,368 20,561
Ardmore Shipping Corp.
(a)
............. 10,694 45,129
Berry Corp. ....................... 3,354 22,539
Brigham Minerals, Inc., Class A ......... 14,242 303,212
Clean Energy Fuels Corp.
(a)
............ 13,937 141,461
Continental Resources, Inc.
(b)
........... 9,751 370,831
Delek US Holdings, Inc. .............. 12,002 259,483
Devon Energy Corp. ................. 15,361 448,388
EOG Resources, Inc. ................ 8,355 697,141
EQT Corp.
(a)
...................... 5,717 127,260
Extraction Oil & Gas, Inc.
(a)
............ 2,134 117,178
Falcon Minerals Corp.
(b)
.............. 21,878 111,140
Navigator Holdings Ltd.
(a)
............. 3,208 35,128

BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Northern Oil and Gas, Inc. ............. 1,603 $ 33,294
PBF Energy, Inc., Class A
(a)
............ 22,888 350,186
Penn Virginia Corp.
(a)
................ 3,912 92,362
Phillips 66 ........................ 17,120 1,469,238
Scorpio Tankers, Inc. ................ 7,015 154,681
SM Energy Co. .................... 3,034 74,727
Valero Energy Corp. ................. 6,345 495,418
Vertex Energy, Inc.
(a)
................. 10,068 133,200
5,502,557
Personal Products — 0.3%
Herbalife Nutrition Ltd.
(a)
.............. 8,775 462,705
Nature's Sunshine Products, Inc. ........ 1,667 28,956
491,661
Pharmaceuticals — 1.5%
Aclaris Therapeutics, Inc.
(a)
............ 906 15,909
Nektar Therapeutics
(a)
................ 30,705 526,898
Perrigo Co. plc .................... 34,925 1,601,311
Revance Therapeutics, Inc.
(a)
........... 344 10,196
Theravance Biopharma, Inc.
(a)
.......... 2,668 38,739
Zoetis, Inc. ....................... 4,236 789,421
Zogenix , Inc.
(a)
..................... 1,506 26,024
3,008,498
Professional Services — 1.4%
Franklin Covey Co.
(a)
................ 3,047 98,571
Insperity , Inc. ...................... 11,600 1,048,292
Kelly Services, Inc., Class A
(a)(b)
......... 6,455 154,726
Kforce , Inc. ....................... 4,452 280,164
Mistras Group, Inc.
(a)
................ 8,655 85,079
Robert Half International, Inc. ........... 8,496 755,889
TriNet Group, Inc.
(a)
................. 3,983 288,688
2,711,409
Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA
(a)
....... 3,023 26,874
CBRE Group, Inc., Class A
(a)
........... 1,853 158,858
Kennedy-Wilson Holdings, Inc. .......... 7,372 146,482
Marcus & Millichap, Inc.
(a)
............. 4,948 192,329
Newmark Group, Inc., Class A .......... 23,318 280,049
RE/MAX Holdings, Inc., Class A ......... 544 18,132
Realogy Holdings Corp.
(a)(b)
............ 21,456 390,928
1,213,652
Road & Rail — 1.7%
Covenant Logistics Group, Inc., Class A
(a)
.. 3,357 69,423
Landstar System, Inc. ................ 5,117 808,588
Ryder System, Inc. .................. 13,010 967,033
Schneider National, Inc., Class B ........ 57,473 1,251,187
Werner Enterprises, Inc. .............. 4,765 212,138
3,308,369
Semiconductors & Semiconductor Equipment — 3.8%
Ambarella , Inc.
(a)
................... 822 87,650
Cirrus Logic, Inc.
(a)
.................. 3,134 266,766
CMC Materials, Inc. ................. 1,191 179,531
Cree, Inc.
(a)
....................... 921 90,194
Enphase Energy, Inc.
(a)
............... 2,550 468,256
First Solar, Inc.
(a)
................... 531 48,061
Ichor Holdings Ltd.
(a)
................. 11,244 604,927
Lattice Semiconductor Corp.
(a)
.......... 12,516 703,149
Monolithic Power Systems, Inc. ......... 2,362 882,089
Power Integrations, Inc. .............. 3,686 302,473
Silicon Laboratories, Inc.
(a)
............. 15,421 2,363,268
Synaptics , Inc.
(a)
................... 505 78,568
Ultra Clean Holdings, Inc.
(a)
............ 4,355 233,951
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Universal Display Corp. .............. 4,912 $ 1,092,085
7,400,968
Software — 8.1%
(a)
ACI Worldwide, Inc. ................. 3,366 125,013
Alkami Technology, Inc. ............... 931 33,209
Alteryx , Inc., Class A ................. 2,304 198,190
Appian Corp. ...................... 1,901 261,863
Blackline, Inc. ..................... 961 106,930
Box, Inc., Class A ................... 16,949 433,047
Cloudflare , Inc., Class A .............. 3,334 352,871
Elastic NV ....................... 2,354 343,119
Everbridge , Inc.
(b)
................... 7,465 1,015,837
Guidewire Software, Inc. .............. 615 69,323
HubSpot , Inc. ..................... 3,571 2,080,893
LivePerson , Inc. .................... 15,935 1,007,729
Manhattan Associates, Inc. ............ 2,951 427,423
Medallia , Inc.
(b)
.................... 14,472 488,430
Model N, Inc. ..................... 536 18,369
Monday.com Ltd. ................... 235 52,544
New Relic, Inc. .................... 456 30,538
Olo , Inc., Class A ................... 1,374 51,374
PagerDuty , Inc. .................... 15,685 667,867
Procore Technologies, Inc. ............ 1,435 136,253
PROS Holdings, Inc. ................ 1,386 63,160
PTC, Inc. ........................ 11,763 1,661,641
Rapid7, Inc.
(b)
..................... 5,927 560,872
SentinelOne , Inc., Class A ............. 5,378 228,565
ServiceNow , Inc. ................... 1,478 812,235
Smartsheet , Inc., Class A ............. 2,255 163,082
Sprout Social, Inc., Class A ............ 1,264 113,027
Tenable Holdings, Inc. ............... 2,387 98,702
Varonis Systems, Inc. ................ 19,096 1,100,312
Yext , Inc. ........................ 5,218 74,565
Zendesk , Inc. ..................... 15,882 2,292,408
Zscaler , Inc. ...................... 3,702 799,854
15,869,245
Specialty Retail — 1.7%
American Eagle Outfitters, Inc. .......... 30,810 1,156,299
Camping World Holdings, Inc., Class A .... 1,838 75,340
Designer Brands, Inc., Class A
(a)
......... 6,996 115,784
Dick's Sporting Goods, Inc. ............ 603 60,414
Express, Inc.
(a)
..................... 3,347 21,722
Group 1 Automotive, Inc. .............. 448 69,185
Hibbett, Inc.
(a)
..................... 292 26,172
Lithia Motors, Inc., Class A ............ 1,533 526,800
MarineMax , Inc.
(a)
................... 13,664 665,983
National Vision Holdings, Inc.
(a)
......... 2,490 127,314
Rent-A-Center, Inc. ................. 1,771 93,987
Shift Technologies, Inc., Class A
(a)
........ 6,030 51,737
Signet Jewelers Ltd.
(a)
................ 2,673 215,952
Sonic Automotive, Inc., Class A ......... 1,183 52,927
Urban Outfitters, Inc.
(a)
............... 1,263 52,061
3,311,677
Technology Hardware, Storage & Peripherals — 0.2%
(a)
3D Systems Corp. .................. 1,393 55,678
Corsair Gaming, Inc. ................ 2,085 69,410
Pure Storage, Inc., Class A ............ 14,609 285,314
410,402
Textiles, Apparel & Luxury Goods — 1.8%
Crocs, Inc.
(a)
...................... 8,392 977,836
Deckers Outdoor Corp.
(a)
.............. 3,480 1,336,563
Rocky Brands, Inc. .................. 1,403 78,007
Skechers USA, Inc., Class A
(a)
.......... 19,467 970,041

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage SMID Cap V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc.
(a)
.................... 1,840 $ 80,003
Unifi, Inc.
(a)
....................... 1,651 40,218
3,482,668
Thrifts & Mortgage Finance — 1.3%
Essent Group Ltd. .................. 3,220 144,739
Federal Agricultural Mortgage Corp., Class C 3,159 312,425
Flagstar Bancorp, Inc. ............... 1,427 60,319
Merchants Bancorp ................. 578 22,681
New York Community Bancorp, Inc. ...... 75,917 836,605
Southern Missouri Bancorp, Inc. ......... 489 21,986
TFS Financial Corp. ................. 21,090 428,127
Walker & Dunlop, Inc. ................ 3,206 334,642
Washington Federal, Inc. .............. 10,913 346,815
Western New England Bancorp, Inc.
(b)
..... 8,847 72,103
2,580,442
Trading Companies & Distributors — 1.4%
Applied Industrial Technologies, Inc. ...... 232 21,126
MRC Global, Inc.
(a)
.................. 6,677 62,764
SiteOne Landscape Supply, Inc.
(a)
........ 12,839 2,173,129
Triton International Ltd. ............... 6,510 340,733
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Veritiv Corp.
(a)
..................... 1,133 $ 69,589
2,667,341
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(a)
.......... 4,438 161,144
Total Common Stocks — 99.2%
(Cost: $185,848,537) ............................. 194,030,397
Total Long-Term Investments — 99.2%
(Cost: $185,848,537) ............................. 194,030,397
Short-Term Securities — 5.9%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 2,095,217 2,095,217
SL Liquidity Series, LLC, Money Market Series,
0.13%
(e)
....................... 9,438,705 9,441,537
Total Short-Term Securities — 5.9%
(Cost: $11,536,754) .............................. 11,536,754
Total Investments — 105.1%
(Cost: $197,385,291 ) ............................. 205,567,151
Liabilities in Excess of Other Assets — (5.1)% ............ (9,968,011)
Net Assets — 100.0% .............................. $ 195,599,140
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 5,156,187 $ — $ (3,060,970) $ — $ — $ 2,095,217 2,095,217 $ 421 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 1,482,546 7,960,369 — (1,378) — 9,441,537 9,438,705 8,802
(b)
—
$ (1,378) $ — $ 11,536,754 $ 9,223 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
11
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 8 09/17/21 $ 1,715 $ 18,710
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 18,710 $ — $ — $ — $ 18,710
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 789,170 $ — $ — $ — $ 789,170
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — (123,887) — — — (123,887)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 3,833,270

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage SMID Cap V.I. Fund
12
Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of P eriod End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 194,030,397 $ — $ — $ 194,030,397
Short-Term Securities ....................................... 2,095,217 — — 2,095,217
$ 196,125,614 $ — $ — $ 196,125,614
Investments valued at NAV
(a)
...................................... 9,441,537
$ —
$ 205,567,151
$ —
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 18,710 $ — $ — $ 18,710
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

June 30, 2021
13
Financial Statements
BlackRock
Advantage SMID
Cap V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 194,030,397
Investments, at value — affiliated
(c)
......................................................................................... 11,536,754
Cash ............................................................................................................. 101,033
Cash pledged for futures contracts .......................................................................................... 100,000
Foreign currency, at value
(d)
.............................................................................................. 787
Receivables: –
Investments sold .................................................................................................... 1,911,719
Securities lending income — affiliated ...................................................................................... 1,022
Capital shares sold ................................................................................................... 83
Dividends — affiliated ................................................................................................. 7
Dividends — unaffiliated ............................................................................................... 112,073
Variation margin on futures contracts ....................................................................................... 3,227
Prepaid expenses ..................................................................................................... 1,714
Total assets .........................................................................................................
207,798,816
LIABILITIES
Collateral on securities loaned, at value ....................................................................................... 9,444,068
Payables: –
Investments purchased ................................................................................................ 2,461,417
Capital shares redeemed ............................................................................................... 30,613
Distribution fees ..................................................................................................... 1,806
Investment advisory fees .............................................................................................. 63,529
Directors' and Officer's fees ............................................................................................. 982
Other affiliate fees ................................................................................................... 717
Other accrued expenses ............................................................................................... 196,544
Total liabilities ........................................................................................................
12,199,676
NET ASSETS ........................................................................................................
$ 195,599,140
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 137,115,544
Accumulated earnings .................................................................................................. 58,483,596
NET ASSETS ........................................................................................................
$ 195,599,140
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 185,848,537
(b)
  Securities loaned, at value .............................................................................................. $ 9,259,394
(c)
  Investments, at cost — affiliated .......................................................................................... $ 11,536,754
(d)
  Foreign currency, at cost ............................................................................................... $ 785
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
14
See notes to financial statements.
BlackRock
Advantage SMID
Cap V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 185,576,987
Shares outstanding .................................................................................................
6,044,613
Net asset value ....................................................................................................
$ 30.70
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class II
Net assets ........................................................................................................
$ 3,159,029
Shares outstanding .................................................................................................
103,286
Net asset value ....................................................................................................
$ 30.59
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 6,863,124
Shares outstanding .................................................................................................
3 51,481
Net asset value ....................................................................................................
$ 19.53
Shares authorized ..................................................................................................
10 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2021
15
Financial Statements
See notes to financial statements.
BlackRock
Advantage SMID
Cap V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 421
Dividends — unaffiliated ............................................................................................... 1,215,850
Securities lending income — affiliated — net ................................................................................. 8,802
Foreign taxes withheld ................................................................................................ (1,134)
Total investment income .................................................................................................
1,223,939
EXPENSES
Investment advisory .................................................................................................. 717,467
Transfer agent — class specific .......................................................................................... 187,803
Professional ....................................................................................................... 54,489
Accounting services .................................................................................................. 28,272
Custodian ......................................................................................................... 21,768
Distribution — class specific ............................................................................................ 10,663
Directors and Officer ................................................................................................. 3,964
Transfer agent ...................................................................................................... 2,354
Miscellaneous ...................................................................................................... 12,659
Total expenses .......................................................................................................
1,039,439
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (314,772)
Transfer agent fees reimbursed — class specific ............................................................................... (187,714)
Total expenses after fees waived and/or reimbursed ..............................................................................
536,953
Net investment income ..................................................................................................
686,986
REALIZED AND UNREALIZED GAIN (LOSS) $ 20,478,141
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. (1,378)
Investments — unaffiliated ........................................................................................... 45,353,605
Futures contracts .................................................................................................. 789,170
A
46,141,397
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (25,539,390)
Foreign currency translations .......................................................................................... 21
Futures contracts .................................................................................................. (123,887)
A
(25,663,256)
Net realized and unrealized gain ...........................................................................................
20,478,141
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 21,165,127

Statements of Changes in Net Assets

2021
BlackRock Semi-Annual Report to Shareholders
16
See notes to financial statements.
BlackRock Advantage SMID Cap V.I. Fund
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ 686,986 $ 1,846,661
Net realized gain (loss) .............................................................................. 46,141,397 13,314,605
Net change in unrealized appreciation (depreciation) .......................................................... (25,663,256) 15,997,899
Net increase in net assets resulting from operations .............................................................
21,165,127 31,159,165
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ......................................................................................... — (12,317,097)
Class II ........................................................................................ — (215,249)
Class III ........................................................................................ — (670,030)
Decrease in net assets resulting from distributions to shareholders ...................................................
— (13,202,376)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(12,289,989) (8,531,951)
NET ASSETS
Total increase in net assets ............................................................................. 8,875,138 9,424,838
Beginning of period .................................................................................. 186,724,002 177,299,164
End of period ......................................................................................
$ 195,599,140 $ 186,724,002
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
17
Financial Highlights
See notes to financial statements.
BlackRock Advantage SMID Cap V.I. Fund
Class I
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 27.49 $ 24.65 $ 21.11 $ 25.63 $ 27.93 $ 23.24
Net investment income (loss)
(a)
...................
0.11 0.28 0.35 0.34 0.26
(b)
0.07
Net realized and unrealized gain (loss) .............
3.10 4.57 5.74 (2.00) 3.60 5.43
Net increase (decrease) from investment operations ......
3.21 4.85 6.09 (1.66) 3.86 5.50
Distributions
(c)
– – – – – –
From net investment income ....................
— (0.30) (0.44) (0.34) (0.27) (0.07)
From net realized gain .........................
— (1.71) (2.11) (2.52) (5.89) (0.74)
Total distributions .............................
— (2.01) (2.55) (2.86) (6.16) (0.81)
Net asset value, end of period ....................
$ 30.70 $ 27.49 $ 24.65 $ 21.11 $ 25.63 $ 27.93
Total Return
(d)
11.68% 19.96% 28.98% (6.39)% — —
Based on net asset value ........................
11.68%
(e)
19.96% 28.98% (6.39)% 14.05% 23.65%
Ratios to Average Net Assets
Total expenses ...............................
1.07%
(f)
1.06% 1.02% 1.03% 1.05% 1.01%
Total expenses after fees waived and/or reimbursed ......
0.55%
(f)
0.55% 0.55% 0.55% 0.71% 0.92%
Net investment income (loss) .....................
0.73%
(f)
1.12% 1.45% 1.31% 0.91%
(b)
0.28%
Supplemental Data
Net assets, end of period (000) ....................
$ 185,577 $ 177,134 $ 168,415 $ 218,976 $ 261,872 $ 250,567
Portfolio turnover rate ..........................
151% 119% 135% 150% 179% 78%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.05 per share and 0.18%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
18
See notes to financial statements.
BlackRock Advantage SMID Cap V.I. Fund
Class II
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 27.41 $ 24.58 $ 21.06 $ 25.57 $ 27.88 $ 23.21
Net investment income (loss)
(a)
...................
0.08 0.24 0.32 0.30 0.20
(b)
0.03
Net realized and unrealized gain (loss) .............
3.10 4.56 5.71 (1.99) 3.60 5.41
Net increase (decrease) from investment operations ......
3.18 4.80 6.03 (1.69) 3.80 5.44
Distributions
(c)
– – – – – –
From net investment income ....................
— (0.26) (0.40) (0.30) (0.22) (0.03)
From net realized gain .........................
— (1.71) (2.11) (2.52) (5.89) (0.74)
Total distributions .............................
— (1.97) (2.51) (2.82) (6.11) (0.77)
Net asset value, end of period ....................
$ 30.59 $ 27.41 $ 24.58 $ 21.06 $ 25.57 $ 27.88
Total Return
(d)
11.60% 19.82% 28.77% (6.53)% 13.85% —
Based on net asset value ........................
11.60%
(e)
19.82% 28.77% (6.53)% 13.85% 23.40%
Ratios to Average Net Assets
Total expenses ...............................
1.23%
(f)
1.19% 1.21% 1.22% 1.22% 1.20%
Total expenses after fees waived and/or reimbursed ......
0.70%
(f)
0.70% 0.70% 0.70% 0.88% 1.09%
Net investment income (loss) .....................
0.58%
(f)
0.97% 1.29% 1.16% 0.72%
(b)
0.10%
Supplemental Data
Net assets, end of period (000) ....................
$ 3,159 $ 3,036 $ 3,055 $ 2,742 $ 3,131 $ 3,351
Portfolio turnover rate ..........................
151% 119% 135% 150% 179% 78%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.05 per share and 0.17%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
19
Financial Highlights
See notes to financial statements.
BlackRock Advantage SMID Cap V.I. Fund
Class III
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 17.50 $ 16.33 $ 14.66 $ 18.74 $ 21.89 $ 18.36
Net investment income (loss)
(a)
...................
0.04 0.14 0.20 0.20 0.14
(b)
0.01
Net realized and unrealized gain (loss) .............
1.99 3.00 3.97 (1.46) 2.82 4.29
Net increase (decrease) from investment operations ......
2.03 3.14 4.17 (1.26) 2.96 4.30
Distributions
(c)
– – – – – –
From net investment income ....................
— (0.26) (0.39) (0.30) (0.22) (0.03)
From net realized gain .........................
— (1.71) (2.11) (2.52) (5.89) (0.74)
Total distributions .............................
— (1.97) (2.50) (2.82) (6.11) (0.77)
Net asset value, end of period ....................
$ 19.53 $ 17.50 $ 16.33 $ 14.66 $ 18.74 $ 21.89
Total Return
(d)
11.60% 19.65% 28.65% (6.65)% 13.83% —
Based on net asset value ........................
11.60%
(e)
19.65% 28.65% (6.65)% 13.83% 23.41%
Ratios to Average Net Assets
Total expenses ...............................
1.33%
(f)
1.29% 1.31% 1.32% 1.32% 1.29%
Total expenses after fees waived and/or reimbursed ......
0.80%
(f)
0.80% 0.80% 0.80% 0.95% 1.11%
Net investment income (loss) .....................
0.48%
(f)
0.87% 1.19% 1.06% 0.65%
(b)
0.08%
Supplemental Data
Net assets, end of period (000) ....................
$ 6,863 $ 6,553 $ 5,829 $ 5,073 $ 5,324 $ 6,184
Portfolio turnover rate ..........................
151% 119% 135% 150% 179% 78%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.04 per share and 0.17%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Notes to Financial Statements
(unaudited)
2021
BlackRock Semi-Annual Report to Shareholders
20
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
SMID Cap V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction's applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940
Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
22
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Barclays Capital, Inc. ................................................... $ 531,813 $ (531,813) $ —
Citigroup Global Markets, Inc. ............................................. 1,685,030 (1,685,030) —
Credit Suisse Securities (USA) LLC ......................................... 573,172 (573,172) —
Deutsche Bank Securities, Inc. ............................................. 1,534,279 (1,534,279) —
JP Morgan Securities LLC ................................................ 3,602,179 (3,602,179) —
National Financial Services LLC ............................................ 120,908 (120,908) —
State Street Bank & Trust Co. ............................................. 1,212,013 (1,212,013) —
$ 9,259,394 $ (9,259,394) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the six months ended June 30, 2021, the Fund reimbursed the Manager $810 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2021, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2021, the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the director s who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors ") , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation s described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2021, the amount waived was $1,014.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.75%
$1 Billion - $3 Billion ..................................................................................................... 0.71
$3 Billion - $5 Billion ..................................................................................................... 0.68
$5 Billion - $10 Billion .................................................................................................... 0.65
Greater than $10 Billion .................................................................................................. 0.64
Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Distribution
Fees
Class II ......................................................................................................... $ 2,325
Class III ......................................................................................................... 8,338
$ 10,663
Class I .......................................................................................................... $ 177,938
Class II ......................................................................................................... 3,119
Class III ......................................................................................................... 6,746
$ 187,803

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
24
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the six months ended June 30, 2021, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, the Manager waived and/
or reimbursed investment advisory fees of $313,758 and $65,231, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed
— class specific, respectively, in the Statement of Operations.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2021, the Fund paid BIM $2,174 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
Class I ................................................................................................................
0.07%
Class II ...............................................................................................................
0.09
Class III ...............................................................................................................
0.01
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock Advantage SMID Cap V.I. Fund
Class I .......................................................................................................... $ 1 14 , 350
Class II ......................................................................................................... 1 , 723
Class III ......................................................................................................... 6, 410
$ 1 22 , 483
Class I ............................................................................................................. 0.55%
Class II ............................................................................................................ 0.70
Class III ............................................................................................................ 0.80

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended June 30, 2021, purchases and sales of investments, excluding short-term investments, were $283,861,197 and $290,878,828, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate (“LIBOR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage SMID Cap V.I. Fund ................................ $ 198,092,814 $ 15,063,243 $ (7,570,196) $ 7,493,047

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
26
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR.
The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
Six Months Ended
06/30/21
Year Ended
12/31/20
Shares Amount Shares Amount
Class I
Shares sold .............................................
29,903 $ 881,671 63,469 $ 1,572,468
Shares issued in reinvestment of distributions ........................
— — 459,212 12,317,097
Shares redeemed .........................................
(429,076) (12,534,446) (911,272) (22,466,104)
Net decrease ..............................................
(399,173) $ (11,652,775) (388,591) $ (8,576,539)
Class II
Shares sold .............................................
130 $ 3,739 135 $ 2,693
Shares issued in reinvestment of distributions ........................
— — 8,054 215,249
Shares redeemed .........................................
(7,633) (221,583) (21,668) (541,795)
Net decrease ..............................................
(7,503) $ (217,844) (13,479) $ (323,853)
Class III
Shares sold .............................................
45,536 $ 833,106 56,878 $ 972,213
Shares issued in reinvestment of distributions ........................
— — 38,976 670,030
Shares redeemed .........................................
(68,428) (1,252,476) (78,333) (1,273,802)
Net increase (decrease) .......................................
(22,892) $ (419,370) 17,521 $ 368,441
Total Net Decrease
(429,568) $ (12,289,989) (384,550) $ (8,531,951)

Notes to Financial Statements
(unaudited) (continued)
27
Notes to Financial Statements
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Glossary of Terms Used in this Report
2021
BlackRock Semi-Annual Report to Shareholders
28
Portfolio Abbreviations
S&P Standard & Poor's

June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Basic Value V.I. Fund
Investment Objective
BlackRock Basic Value V.I. Fund’s (the “Fund”) investment objective is to seek capital appreciation and, secondarily, income.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund outperformed its benchmark, the Russell 1000
®
Value Index.
What factors influenced performance?
The largest contributor to the Fund's relative performance was a combination of stock selection and an overweight allocation to financials. In particular, stock selection and overweight positions in consumer finance companies proved beneficial, as did stock selection and overweight positions to the banks and insurance industries. In communication services, an underweight allocation to entertainment companies and stock selection in the wireless telecommunications services and media industries also boosted relative returns. Other modest contributors during the period included stock selection in materials and an overweight allocation to the energy sector.
The largest detractor from the Fund's relative performance was a combination of stock selection and allocation decisions in the information technology ("IT") sector. Notably, stock selection and an overweight allocation to IT services and software companies weighed on relative returns. In the consumer discretionary sector, stock selection decisions in the multiline retail, specialty retail, and internet & direct marketing retail industries hurt relative performance. Other detractors included stock selection and an underweight allocation to the real estate sector and stock selection among companies in the industrials sector.
Describe recent portfolio activity.
During the period, a combination of portfolio trading activity and market price changes resulted in the Fund increasing its exposure to the consumer discretionary, industrials and real estate sectors. The Fund reduced its allocations to the health care, communication services and consumer staples sectors.
Describe portfolio positioning at period end.
The Fund's largest absolute allocations were to the financials, health care and consumer discretionary sectors. Relative to the Russell 1000
®
Value Index, the Fund ended the
period with the most significant overweight exposures to the consumer discretionary, financials and communication services sectors. The Fund maintained its most significant underweight sector exposures to real estate, industrials and health care.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Financials ....................................... 23%
Health Care ..................................... 16
Consumer Discretionary ............................. 12
Information Technology .............................. 10
Industrials ....................................... 9
Communication Services ............................. 9
Consumer Staples ................................. 6
Energy ......................................... 6
Utilities ......................................... 4
Materials ....................................... 3
Real Estate ...................................... 1
Short-Term Securities ............................... 12
Liabilities in Excess of Other Assets ..................... (11)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fund Summary
as of June 30, 2021 (continued)
3
Fund Summary
BlackRock Basic Value V.I. Fund
Performance Summary for the Period Ended June 30, 2021
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b) (c)
................................................................ 17.75% 45.11% 11.07% 10.42%
Class II
(b) (c)
................................................................ 17.68 44.81 10.88 10.23
Class III
(b) (c)
............................................................... 17.61 44.65 10.77 10.11
Russell 1000
®
Value Index
(d)
.................................................... 17.05 43.68 11.87 11.61
(a)
For a portion of the period, the Fund's investment adviser waived a portion of its fee. Without such waiver, the Fund's performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
(c)
The Fund invests primarily in equity securities that Fund management believes are undervalued, which means that their prices are less than Fund management believes they are worth.
(d)
An unmanaged index that is a subset of the Russell 1000
®
Index that consists of those Russell 1000
®
securities with lower price-to-book ratios and lower expected growth values.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Disclosure of Expenses
2021
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual Hypothetical
(a)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,177.50 $ 3.94 $ 1,000.00 $ 1,021.17 $ 3.66 0.73%
Class II .................................. 1,000.00 1,176.80 4.86 1,000.00 1,020.33 4.51 0.90
Class III .................................. 1,000.00 1,176.10 5.45 1,000.00 1,019.79 5.06 1.01
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

BlackRock Basic Value V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Shares
Shares Value
Common Stocks — 99.1%
Aerospace & Defense — 6.0%
Airbus SE
(a)
....................... 48,210 $ 6,211,996
BAE Systems plc, ADR
(b)
.............. 263,209 7,704,127
Huntington Ingalls Industries, Inc.
(b)
....... 19,070 4,019,003
Raytheon Technologies Corp. .......... 31,640 2,699,208
20,634,334
Auto Components — 0.8%
Lear Corp. ....................... 16,240 2,846,547
Automobiles — 2.6%
General Motors Co.
(a)
................ 149,111 8,822,898
Banks — 10.1%
Citigroup, Inc. ..................... 195,624 13,840,398
First Citizens BancShares , Inc., Class A
(b)
.. 7,550 6,287,187
Wells Fargo & Co. .................. 326,488 14,786,642
34,914,227
Capital Markets — 3.8%
Apollo Global Management, Inc.
(b)
........ 80,450 5,003,990
Morgan Stanley .................... 86,537 7,934,578
12,938,568
Chemicals — 1.9%
Axalta Coating Systems Ltd.
(a)
.......... 216,730 6,608,098
Communications Equipment — 2.9%
Cisco Systems, Inc. ................. 191,672 10,158,616
Consumer Finance — 3.0%
Capital One Financial Corp. ............ 66,247 10,247,748
Diversified Financial Services — 1.8%
Equitable Holdings, Inc. .............. 199,110 6,062,900
Electric Utilities — 2.8%
American Electric Power Co., Inc. ........ 33,440 2,828,690
Edison International ................. 30,584 1,768,367
Exelon Corp. ...................... 72,200 3,199,182
PG&E Corp.
(a)
..................... 173,930 1,768,868
9,565,107
Entertainment — 0.5%
CD Projekt SA, ADR
(b)
................ 142,130 1,731,143
Food Products — 2.0%
Danone SA ....................... 96,050 6,757,593
Health Care Equipment & Supplies — 3.3%
Dentsply Sirona, Inc. ................ 29,570 1,870,598
Medtronic plc ..................... 22,552 2,799,380
Zimmer Biomet Holdings, Inc. .......... 42,190 6,784,996
11,454,974
Health Care Providers & Services — 7.7%
Anthem, Inc. ...................... 19,290 7,364,922
Cigna Corp. ...................... 26,923 6,382,636
CVS Health Corp. .................. 70,420 5,875,845
Laboratory Corp. of America Holdings
(a)
.... 24,623 6,792,254
26,415,657
Industrial Conglomerates — 1.5%
General Electric Co. ................. 373,067 5,021,482
Insurance — 3.8%
American International Group, Inc. ....... 199,380 9,490,488
Fidelity National Financial, Inc. .......... 84,090 3,654,551
13,145,039
Security
Shares
Shares Value
Interactive Media & Services — 2.4%
Alphabet, Inc., Class A
(a)
.............. 3,417 $ 8,343,596
Internet & Direct Marketing Retail — 0.9%
Alibaba Group Holding Ltd., ADR
(a)
....... 14,000 3,174,920
IT Services — 3.2%
Cognizant Technology Solutions Corp., Class A 41,166 2,851,157
Fiserv, Inc.
(a)
...................... 23,540 2,516,191
FleetCor Technologies, Inc.
(a)
........... 22,200 5,684,532
11,051,880
Machinery — 1.1%
Komatsu Ltd. ..................... 148,000 3,666,487
Media — 3.3%
Comcast Corp., Class A .............. 138,608 7,903,428
Fox Corp., Class A .................. 90,187 3,348,643
11,252,071
Metals & Mining — 1.2%
Steel Dynamics, Inc. ................. 70,774 4,218,130
Multiline Retail — 1.8%
Dollar Tree, Inc.
(a)
................... 62,027 6,171,686
Multi-Utilities — 1.5%
NiSource, Inc. ..................... 106,770 2,615,865
Public Service Enterprise Group, Inc. ..... 42,280 2,525,807
5,141,672
Oil, Gas & Consumable Fuels — 5.6%
BP plc, ADR ...................... 198,531 5,245,189
ConocoPhillips .................... 108,581 6,612,583
Marathon Petroleum Corp. ............ 87,331 5,276,539
Woodside Petroleum Ltd. ............. 129,830 2,161,889
19,296,200
Personal Products — 2.0%
Unilever plc, ADR
(b)
................. 119,029 6,963,197
Pharmaceuticals — 4.8%
Bayer AG (Registered) ............... 94,350 5,736,030
Sanofi, ADR
(b)
..................... 161,830 8,521,968
Viatris , Inc. ....................... 153,352 2,191,400
16,449,398
Professional Services — 1.0%
CACI International, Inc., Class A
(a)
....... 13,890 3,543,617
Real Estate Management & Development — 1.4%
Howard Hughes Corp. (The)
(a)
.......... 50,330 4,905,162
Software — 3.7%
CDK Global, Inc. ................... 47,530 2,361,766
Open Text Corp. ................... 65,570 3,330,956
SS&C Technologies Holdings, Inc. ....... 99,310 7,156,278
12,849,000
Specialty Retail — 1.3%
Ross Stores, Inc. ................... 35,550 4,408,200
Textiles, Apparel & Luxury Goods — 4.4%
Gildan Activewear , Inc.
(b)
.............. 217,046 8,013,338
Ralph Lauren Corp. ................. 59,805 7,045,627
15,058,965
Tobacco — 2.0%
British American Tobacco plc, ADR
(b)
...... 178,930 7,033,738

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Basic Value V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Wireless Telecommunication Services — 3.0%
Rogers Communications, Inc., Class B .... 134,380 $ 7,143,951
Telephone & Data Systems, Inc. ......... 133,846 3,032,951
10,176,902
Total Common Stocks — 99.1%
(Cost: $286,184,399) ............................. 341,029,752
Total Long-Term Investments — 99.1%
(Cost: $286,184,399) ............................. 341,029,752
Security
Shares
Shares Value
Short-Term Securities — 12.2%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 3,410,564 $ 3,410,564
SL Liquidity Series, LLC, Money Market Series,
0.13%
(e)
....................... 38,624,920 38,636,507
Total Short-Term Securities — 12.2%
(Cost: $42,047,071) .............................. 42,047,071
Total Investments — 111.3%
(Cost: $328,231,470 ) ............................. 383,076,823
Liabilities in Excess of Other Assets — (11.3)% ........... (38,845,405)
Net Assets — 100.0% .............................. $ 344,231,418
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,793,464 $ 1,617,100 $ — $ — $ — $ 3,410,564 3,410,564 $ 239 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 23,859,305 14,776,175 — 1,027 — 38,636,507 38,624,920 20,127
(b)
—
$ 1,027 $ — $ 42,047,071 $ 20,366 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Basic Value V.I. Fund
Schedule of Investments
7
Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 14,422,338 $ 6,211,996 $ — $ 20,634,334
Auto Components ...................................... 2,846,547 — — 2,846,547
Automobiles .......................................... 8,822,898 — — 8,822,898
Banks ............................................... 34,914,227 — — 34,914,227
Capital Markets ........................................ 12,938,568 — — 12,938,568
Chemicals ............................................ 6,608,098 — — 6,608,098
Communications Equipment ................................ 10,158,616 — — 10,158,616
Consumer Finance ...................................... 10,247,748 — — 10,247,748
Diversified Financial Services ............................... 6,062,900 — — 6,062,900
Electric Utilities ........................................ 9,565,107 — — 9,565,107
Entertainment ......................................... 1,731,143 — — 1,731,143
Food Products ......................................... — 6,757,593 — 6,757,593
Health Care Equipment & Supplies ........................... 11,454,974 — — 11,454,974
Health Care Providers & Services ............................ 26,415,657 — — 26,415,657
Industrial Conglomerates .................................. 5,021,482 — — 5,021,482
Insurance ............................................ 13,145,039 — — 13,145,039
Interactive Media & Services ............................... 8,343,596 — — 8,343,596
Internet & Direct Marketing Retail ............................ 3,174,920 — — 3,174,920
IT Services ........................................... 11,051,880 — — 11,051,880
Machinery ............................................ — 3,666,487 — 3,666,487
Media ............................................... 11,252,071 — — 11,252,071
Metals & Mining ........................................ 4,218,130 — — 4,218,130
Multiline Retail ......................................... 6,171,686 — — 6,171,686
Multi-Utilities .......................................... 5,141,672 — — 5,141,672
Oil, Gas & Consumable Fuels ............................... 17,134,311 2,161,889 — 19,296,200
Personal Products ...................................... 6,963,197 — — 6,963,197
Pharmaceuticals ....................................... 10,713,368 5,736,030 — 16,449,398
Professional Services .................................... 3,543,617 — — 3,543,617
Real Estate Management & Development ....................... 4,905,162 — — 4,905,162
Software ............................................. 12,849,000 — — 12,849,000
Specialty Retail ........................................ 4,408,200 — — 4,408,200
Textiles, Apparel & Luxury Goods ............................ 15,058,965 — — 15,058,965
Tobacco ............................................. 7,033,738 — — 7,033,738
Wireless Telecommunication Services ......................... 10,176,902 — — 10,176,902
Short-Term Securities ....................................... 3,410,564 — — 3,410,564
$ 319,906,321 $ 24,533,995 $ — $ 344,440,316
Investments valued at NAV
(a)
...................................... 38,636,507
$ —
$ 383,076,823
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities
(unaudited)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
8
BlackRock Basic
Value V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 341,029,752
Investments, at value — affiliated
(c)
......................................................................................... 42,047,071
Receivables: –
Securities lending income — affiliated ...................................................................................... 3,221
Capital shares sold ................................................................................................... 156,913
Dividends — affiliated ................................................................................................. 18
Dividends — unaffiliated ............................................................................................... 292,492
Prepaid expenses ..................................................................................................... 2,746
Total assets .........................................................................................................
383,532,213
LIABILITIES
Collateral on securities loaned, at value ....................................................................................... 38,654,510
Payables: –
Accounting services fees ............................................................................................... 35,389
Capital shares redeemed ............................................................................................... 116,751
Distribution fees ..................................................................................................... 9,371
Investment advisory fees .............................................................................................. 172,833
Directors' and Officer's fees ............................................................................................. 957
Other affiliate fees ................................................................................................... 1,671
Printing and postage fees .............................................................................................. 58,811
Professional fees .................................................................................................... 53,649
Transfer agent fees .................................................................................................. 190,042
Other accrued expenses ............................................................................................... 6,811
Total liabilities ........................................................................................................
39,300,795
NET ASSETS ........................................................................................................
$ 344,231,418
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 253,787,825
Accumulated earnings .................................................................................................. 90,443,593
NET ASSETS ........................................................................................................
$ 344,231,418
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 286,184,399
(b)
  Securities loaned, at value .............................................................................................. $ 37,529,207
(c)
  Investments, at cost — affiliated .......................................................................................... $ 42,047,071
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
9
Financial Statements
See notes to financial statements.
BlackRock Basic
Value V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 299,815,461
Shares outstanding .................................................................................................
18,752,755
Net asset value ....................................................................................................
$ 15.99
Shares authorized ..................................................................................................
300 million
Par value ........................................................................................................
$ 0.10
Class II
Net assets ........................................................................................................
$ 4,080,292
Shares outstanding .................................................................................................
256,449
Net asset value ....................................................................................................
$ 15.91
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 40,335,665
Shares outstanding .................................................................................................
2,548,284
Net asset value ....................................................................................................
$ 15.83
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
10
See notes to financial statements.
BlackRock Basic
Value V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 239
Dividends — unaffiliated ............................................................................................... 3,670,189
Securities lending income — affiliated — net ................................................................................. 20,127
Foreign taxes withheld ................................................................................................ (145,251)
Total investment income .................................................................................................
3,545,304
EXPENSES
Investment advisory .................................................................................................. 1,000,121
Transfer agent — class specific .......................................................................................... 319,120
Distribution — class specific ............................................................................................ 49,873
Professional ....................................................................................................... 41,517
Accounting services .................................................................................................. 31,642
Custodian ......................................................................................................... 7,539
Directors and Officer ................................................................................................. 4,643
Transfer agent ...................................................................................................... 2,480
Miscellaneous ...................................................................................................... 26,219
Total expenses .......................................................................................................
1,483,154
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (592)
Transfer agent fees reimbursed — class specific ............................................................................... (212,952)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,269,610
Net investment income ..................................................................................................
2,275,694
REALIZED AND UNREALIZED GAIN (LOSS) $ 51,293,334
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. 1,027
Investments — unaffiliated ........................................................................................... 30,234,284
Foreign currency transactions ......................................................................................... (17,159)
A
30,218,152
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 21,076,395
Foreign currency translations .......................................................................................... (1,213)
A
21,075,182
Net realized and unrealized gain ...........................................................................................
51,293,334
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 53,569,028

Statements of Changes in Net Assets
11
Financial Statements
See notes to financial statements.
BlackRock Basic Value V.I. Fund
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ 2,275,694 $ 6,108,184
Net realized gain (loss) .............................................................................. 30,218,152 7,807,614
Net change in unrealized appreciation (depreciation) .......................................................... 21,075,182 (10,055,534)
Net increase in net assets resulting from operations .............................................................
53,569,028 3,860,264
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ — (11,883,865)
  Class II ....................................................................................... — (160,504)
  Class III ....................................................................................... — (1,704,850)
Decrease in net assets resulting from distributions to shareholders ...................................................
— (13,749,219)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(16,730,562) (38,857,318)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 36,838,466 (48,746,273)
Beginning of period .................................................................................. 307,392,952 356,139,225
End of period ......................................................................................
$ 344,231,418 $ 307,392,952
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
12
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
BlackRock Basic Value V.I. Fund
Class I
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 13.58 $ 13.75 $ 12.39 $ 15.60 $ 15.21 $ 13.36
Net investment income (loss)
(a)
...................
0.11 0.26 0.31 0.28 0.22 0.23
Net realized and unrealized gain (loss) .............
2.30 0.18 2.63 (1.51) 1.03 2.19
Net increase (decrease) from investment operations ......
2.41 0.44 2.94 (1.23) 1.25 2.42
Distributions
(b)
– – – – – –
From net investment income ....................
— (0.30) (0.35) (0.29) (0.25) (0.22)
From net realized gain .........................
— (0.31) (1.23) (1.69) (0.61) (0.35)
Total distributions .............................
— (0.61) (1.58) (1.98) (0.86) (0.57)
Net asset value, end of period ....................
$ 15.99 $ 13.58 $ 13.75 $ 12.39 $ 15.60 $ 15.21
Total Return
(c)
17.75% 3.43% 23.91% (7.85)% 8.24% —
Based on net asset value ........................
17.75%
(d)
3.43% 23.91% (7.85)% 8.24% 18.19%
Ratios to Average Net Assets
(e)
Total expenses ...............................
0.86%
(f)
0.87% 0.84% 0.85% 0.85% 0.84%
Total expenses after fees waived and/or reimbursed ......
0.73%
(f)
0.73% 0.73% 0.72% 0.73% 0.73%
Net investment income (loss) .....................
1.40%
(f)
2.14% 2.20% 1.80% 1.47% 1.63%
Supplemental Data
Net assets, end of period (000) ....................
$ 299,815 $ 270,007 $ 288,543 $ 326,873 $ 397,180 $ 409,216
Portfolio turnover rate ..........................
37% 89% 45% 32% 41% 45%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... —% —% 0.01% 0.01% 0.01% —%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
13
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
BlackRock Basic Value V.I. Fund
Class II
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 13.52 $ 13.70 $ 12.35 $ 15.56 $ 15.16 $ 13.33
Net investment income (loss)
(a)
...................
0.09 0.24 0.27 0.26 0.20 0.20
Net realized and unrealized gain (loss) .............
2.30 0.17 2.64 (1.52) 1.03 2.18
Net increase (decrease) from investment operations ......
2.39 0.41 2.91 (1.26) 1.23 2.38
Distributions
(b)
– – – – – –
From net investment income ....................
— (0.28) (0.33) (0.26) (0.22) (0.20)
From net realized gain .........................
— (0.31) (1.23) (1.69) (0.61) (0.35)
Total distributions .............................
— (0.59) (1.56) (1.95) (0.83) (0.55)
Net asset value, end of period ....................
$ 15.91 $ 13.52 $ 13.70 $ 12.35 $ 15.56 $ 15.16
Total Return
(c)
17.68% 3.21% 23.71% (8.06)% 8.15% —
Based on net asset value ........................
17.68%
(d)
3.21% 23.71% (8.06)% 8.15% 17.88%
Ratios to Average Net Assets
(e)
Total expenses ...............................
1.02%
(f)
1.02% 1.02% 1.02% 1.02% 1.02%
Total expenses after fees waived and/or reimbursed ......
0.90%
(f)
0.90% 0.90% 0.89% 0.90% 0.90%
Net investment income (loss) .....................
1.23%
(f)
1.97% 1.97% 1.63% 1.29% 1.47%
Supplemental Data
Net assets, end of period (000) ....................
$ 4,080 $ 3,802 $ 4,218 $ 3,829 $ 4,928 $ 5,280
Portfolio turnover rate ..........................
37% 89% 45% 32% 41% 45%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... —% —% 0.01% 0.01% 0.01% —%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
14
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
BlackRock Basic Value V.I. Fund
Class III
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 13.46 $ 13.62 $ 12.29 $ 15.48 $ 15.08 $ 13.28
Net investment income (loss)
(a)
...................
0.08 0.23 0.26 0.24 0.18 0.18
Net realized and unrealized gain (loss) .............
2.29 0.16 2.61 (1.50) 1.02 2.17
Net increase (decrease) from investment operations ......
2.37 0.39 2.87 (1.26) 1.20 2.35
Distributions
(b)
– – – – – –
From net investment income ....................
— (0.24) (0.31) (0.24) (0.19) (0.20)
From net realized gain .........................
— (0.31) (1.23) (1.69) (0.61) (0.35)
Total distributions .............................
— (0.55) (1.54) (1.93) (0.80) (0.55)
Net asset value, end of period ....................
$ 15.83 $ 13.46 $ 13.62 $ 12.29 $ 15.48 $ 15.08
Total Return
(c)
17.61% 3.13% 23.53% (8.11)% 8.01% —
Based on net asset value ........................
17.61%
(d)
3.13% 23.53% (8.11)% 8.01% 17.72%
Ratios to Average Net Assets
(e)
Total expenses ...............................
1.11%
(f)
1.12% 1.13% 1.15% 1.16% 1.04%
Total expenses after fees waived and/or reimbursed ......
1.01%
(f)
1.01% 1.01% 1.00% 1.01% 1.00%
Net investment income (loss) .....................
1.12%
(f)
1.94% 1.86% 1.52% 1.16% 1.25%
Supplemental Data
Net assets, end of period (000) ....................
$ 40,336 $ 33,584 $ 63,378 $ 57,661 $ 78,896 $ 114,160
Portfolio turnover rate ..........................
37% 89% 45% 32% 41% 45%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... —% —% 0.01% 0.01% 0.01% —%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
15
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Basic Value
V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
16
or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund's net assets.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the six months ended June 30, 2021, the Fund reimbursed the Manager $1,476 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Barclays Capital, Inc. ................................................... $ 1,293,188 $ (1,293,188) $ —
Citigroup Global Markets, Inc. ............................................. 9,669,801 (9,669,801) —
Credit Suisse Securities (USA) LLC ......................................... 22,421 (22,421) —
JP Morgan Securities LLC ................................................ 13,502,171 (13,502,171) —
Morgan Stanley & Co. LLC ............................................... 9,710,666 (9,710,666) —
TD Prime Services LLC ................................................. 3,330,960 (3,330,960) —
$ 37,529,207 $ (37,529,207) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.60%
$1 Billion - $3 Billion ..................................................................................................... 0.56
$3 Billion - $5 Billion ..................................................................................................... 0.54
$5 Billion - $10 Billion .................................................................................................... 0.52
Greater than $10 Billion .................................................................................................. 0.51
Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
18
For the six months ended June 30, 2021, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the director s who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors") , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation s described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2021, the amount waived was $592 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the six months ended June 30, 2021, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Distribution
Fees
Class II ......................................................................................................... $ 2,977
Class III ......................................................................................................... 46,896
$ 49,873
Class I .......................................................................................................... $ 278,781
Class II ......................................................................................................... 3,985
Class III ......................................................................................................... 36,354
$ 319,120
Class I ................................................................................................................
0.06%
Class II ...............................................................................................................
0.08
Class III ...............................................................................................................
0.09
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock Basic Value V.I. Fund
Class I .......................................................................................................... $ 191,098
Class II ......................................................................................................... 2,396
Class III ......................................................................................................... 19,458
$ 212,952
Class I ............................................................................................................. 1.25%
Class II ............................................................................................................ 1.40
Class III ............................................................................................................ 1.50

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2021, the Fund paid BIM $4,110 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended June 30, 2021, purchases and sales of investments, excluding short-term investments, were $121,310,957 and $135,845,992, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Basic Value V.I. Fund ....................................... $ 331,933,345 $ 55,605,880 $ (4,462,402) $ 51,143,478

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
20
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate (“LIBOR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR.
The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/21
Year Ended
12/31/20
Shares Amount Shares Amount
Class I
Shares sold .............................................
271,556 $ 4,147,213 607,803 $ 6,867,874
Shares issued in reinvestment of distributions ........................
— — 915,518 11,883,865
Shares redeemed .........................................
(1,406,070) (21,396,116) (2,624,627) (31,840,843)
Net decrease ..............................................
(1,134,514) $ (17,248,903) (1,101,306) $ (13,089,104)
Class II
Shares sold .............................................
— $ — 9,798 $ 110,603
Shares issued in reinvestment of distributions ........................
— — 12,438 160,504
Shares redeemed .........................................
(24,699) (361,943) (49,037) (612,213)
Net decrease ..............................................
(24,699) $ (361,943) (26,801) $ (341,106)
Class III
Shares sold .............................................
223,261 $ 3,446,681 570,905 $ 6,185,743
Shares issued in reinvestment of distributions ........................
— — 135,831 1,704,850
Shares redeemed .........................................
(170,045) (2,566,397) (2,864,953) (33,317,701)
Net increase (decrease) .......................................
53,216 $ 880,284 (2,158,217) $ (25,427,108)
Total Net Decrease
(1,105,997) $ (16,730,562) (3,286,324) $ (38,857,318)

Glossary of Terms Used in this Report
2021
BlackRock Semi-Annual Report to Shareholders
22
Portfolio Abbreviations
ADR American Depositary Receipts

June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Fund

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Capital Appreciation V.I. Fund
Investment Objective
BlackRock Capital Appreciation V.I. Fund’s (the “Fund”) investment objective is to seek long-term growth of capital.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund outperformed its benchmark, the Russell 1000
®
Growth Index, and underperformed the broad-market S&P 500
®
Index. The following discussion of relative performance pertains to the Russell 1000
®
Growth Index.
What factors influenced performance?
The Fund's stock selection decisions within the information technology ("IT") sector and its positioning among consumer staples were the largest contributors to relative performance during the period. Within IT, an underweight allocation to the technology hardware, storage & peripherals industry, most notably its underweight position in Apple,
Inc., drove relative performance. Avoiding more defensive consumer staples sub-sectors, such as beverages, proved advantageous, as these areas typically lag in a rising market environment. The Fund's cash position contributed to relative returns as well.
Conversely, the Fund's stock selection in industrials and communication services, as well as a mix of positioning and stock selection in real estate, were the largest detractors from relative performance. Within industrials, overweight exposure to the professional services industry generally and an overweight position in CoStar Group, Inc. in particular detracted the most. In communication services, selection in the interactive media & services industry, specifically an off-benchmark position in Tencent Holdings
Ltd., weighed on relative performance. Lastly, within real estate, positioning in real estate investment trusts, particularly an overweight position in SBA Communications Corp., slightly detracted from results.
Describe recent portfolio activity.
During the period, the most notable increase in the Fund’s sector weightings was to communication services, especially within the interactive media & services industry.
Exposure to industrials also rose. Conversely, the Fund's exposure to IT decreased the most due to a reduced allocation to the software industry. Exposure to the health care sector decreased as well.
Describe portfolio positioning at period end.
Relative to the Russell 1000
®
Growth Index, the Fund ended the period with its largest overweight positions in the communication services sector, followed by financials and materials. The Fund’s largest underweight position was in consumer staples, followed by real estate and health care.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2021 (continued)
3
Fund Summary
BlackRock Capital Appreciation V.I. Fund
Performance Summary for the Period Ended June 30, 2021
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
................................................................ 13.62% 42.04% 24.87% 16.45%
Class III
(b)(c)
............................................................... 13.53 41.61 24.56 16.15
Russell 1000
®
Growth Index
(d)
.................................................. 12.99 42.50 23.66 17.87
S&P 500
®
Index
(e )
........................................................... 15.25 40.79 17.65 14.84
(a)
For a portion of the period, the Fund’s investment adviser waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value for the periods shown, and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
(c)
The Fund invests primarily in a diversified portfolio consisting primarily of common stock of U.S. com panies that the investment adviser believes have exhibited above-average growth rates in earnings over the long-term.
(d)
An index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000
®
companies with higher price-to-book ratios and higher
forecasted growth values.
(e)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Information Technology .............................. 44%
Consumer Discretionary ............................. 19
Communication Services ............................. 18
Health Care ..................................... 7
Industrials ....................................... 7
Financials ....................................... 4
Materials ....................................... 2
Short-Term Securities ............................... 3
Liabilities in Excess of Other Assets ..................... (4)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
2021
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual Hypothetical
(a)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,136.20 $ 4.29 $ 1,000.00 $ 1,020.78 $ 4.06 0.81%
Class III .................................. 1,000.00 1,135.30 5.66 1,000.00 1,019.49 5.36 1.07
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

BlackRock Capital Appreciation V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Shares
Shares Value
Common Stocks — 100.3%
Aerospace & Defense — 1.2%
TransDigm Group, Inc.
(a)
............... 4,738 $ 3,066,860
Capital Markets — 4.3%
Morgan Stanley ..................... 36,174 3,316,794
S&P Global, Inc.
(b)
................... 18,121 7,437,764
10,754,558
Chemicals — 1.3%
Sherwin-Williams Co. (The) ............. 11,944 3,254,143
Containers & Packaging — 0.5%
Ball Corp. ......................... 16,308 1,321,274
Entertainment — 4.0%
(a)
Netflix, Inc. ........................ 10,302 5,441,619
Sea Ltd., ADR ...................... 16,055 4,408,703
9,850,322
Health Care Equipment & Supplies — 2.2%
Danaher Corp. ..................... 14,370 3,856,333
Intuitive Surgical, Inc.
(a)
................ 1,860 1,710,531
5,566,864
Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc. ............... 9,492 3,800,976
Hotels, Restaurants & Leisure — 0.6%
Domino's Pizza, Inc. .................. 3,263 1,522,157
Industrial Conglomerates — 1.7%
Roper Technologies, Inc. ............... 8,763 4,120,363
Interactive Media & Services — 11.9%
Alphabet, Inc., Class A
(a)
............... 4,543 11,093,052
Facebook, Inc., Class A
(a)
.............. 26,198 9,109,307
Match Group, Inc.
(a)
.................. 5,490 885,263
Snap, Inc., Class A
(a)
................. 84,367 5,748,767
Tencent Holdings Ltd. ................. 37,200 2,800,881
29,637,270
Internet & Direct Marketing Retail — 12.2%
(a)
Amazon.com, Inc. ................... 6,397 22,006,704
Etsy, Inc. ......................... 14,774 3,041,080
MercadoLibre , Inc. ................... 3,372 5,252,868
30,300,652
IT Services — 12.6%
Fidelity National Information Services, Inc. ... 9,553 1,353,374
Mastercard , Inc., Class A ............... 24,332 8,883,370
PayPal Holdings, Inc.
(a)
................ 15,568 4,537,761
Shopify, Inc., Class A
(a)
................ 2,075 3,031,533
Visa, Inc., Class A ................... 43,412 10,150,594
Wix.com Ltd.
(a)(b)
.................... 11,558 3,355,056
31,311,688
Life Sciences Tools & Services — 1.0%
Lonza Group AG (Registered) ........... 3,385 2,399,819
Machinery — 0.7%
Fortive Corp. ....................... 26,140 1,823,004
Metals & Mining — 0.6%
Freeport-McMoRan, Inc. ............... 40,737 1,511,750
Multiline Retail — 1.0%
Dollar Tree, Inc.
(a)
.................... 23,780 2,366,110
Pharmaceuticals — 2.7%
AstraZeneca plc, ADR
(b)
............... 27,460 1,644,854
Eli Lilly & Co. ...................... 5,337 1,224,948
Security
Shares
Shares Value
Pharmaceuticals (continued)
Zoetis, Inc. ........................ 20,620 $ 3,842,743
6,712,545
Professional Services — 2.3%
CoStar Group, Inc.
(a)
.................. 31,710 2,626,222
TransUnion ........................ 29,275 3,214,688
5,840,910
Road & Rail — 0.7%
Union Pacific Corp. .................. 8,045 1,769,337
Semiconductors & Semiconductor Equipment — 9.2%
Analog Devices, Inc.
(b)
................ 34,106 5,871,689
ASML Holding NV (Registered), NYRS ..... 11,230 7,758,133
Marvell Technology, Inc. ............... 90,311 5,267,841
NVIDIA Corp. ...................... 4,901 3,921,290
22,818,953
Software — 19.2%
Adobe, Inc.
(a)
....................... 10,358 6,066,059
Autodesk, Inc.
(a)
..................... 11,234 3,279,204
Crowdstrike Holdings, Inc., Class A
(a)
....... 5,019 1,261,325
Intuit, Inc. ......................... 14,558 7,135,895
Microsoft Corp. ..................... 74,679 20,230,541
RingCentral, Inc., Class A
(a)
............. 8,390 2,437,966
ServiceNow , Inc.
(a)(b)
.................. 13,265 7,289,781
47,700,771
Specialty Retail — 1.4%
Lowe's Cos., Inc. .................... 10,072 1,953,666
TJX Cos., Inc. (The) .................. 24,416 1,646,126
3,599,792
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc. ........................ 57,915 7,932,038
Textiles, Apparel & Luxury Goods — 3.6%
LVMH Moet Hennessy Louis Vuitton SE ..... 3,020 2,375,704
NIKE, Inc., Class B .................. 41,947 6,480,392
8,856,096
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.
(a)
................... 12,213 1,768,809
Total Common Stocks — 100.3%
(Cost: $142,139,331) .............................. 249,607,061
Preferred Stocks — 0.7%
Media — 0.7%
Bytedance Ltd. Series E-1 (Acquired 11/11/20,
cost $1,100,015)
(c)(d)
................ 10,039 1,702,966
Total Preferred Stocks — 0.7%
(Cost: $1,100,015) ............................... 1,702,966
Total Long-Term Investments — 101.0%
(Cost: $143,239,346) .............................. 251,310,027

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Capital Appreciation V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Short-Term Securities — 2.9%
(e)(f)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% .................... 264,768 $ 264,768
SL Liquidity Series, LLC, Money Market Series,
0.13%
(g)
........................ 6,993,913 6,996,011
Security
Shares
Shares Value
Total Short-Term Securities — 2.9%
(Cost: $7,260,779) ............................... $ 7,260,779
Total Investments — 103.9%
(Cost: $150,500,125 ) .............................. 258,570,806
Liabilities in Excess of Other Assets — (3.9)% ............. (9,802,852)
Net Assets — 100.0% ............................... $ 248,767,954
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,702,966, representing 0.68% of its net assets as of period end, and an original cost of $1,100,015.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,393,435 $ — $ (1,128,667) $ — $ — $ 264,768 264,768 $ 80 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 9,399,514 — (2,403,378) (125) — 6,996,011 6,993,913 12,066
(b)
—
$ (125) $ — $ 7,260,779 $ 12,146 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Capital Appreciation V.I. Fund
Schedule of Investments
7
Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 3,066,860 $ — $ — $ 3,066,860
Capital Markets ........................................ 10,754,558 — — 10,754,558
Chemicals ............................................ 3,254,143 — — 3,254,143
Containers & Packaging .................................. 1,321,274 — — 1,321,274
Entertainment ......................................... 9,850,322 — — 9,850,322
Health Care Equipment & Supplies ........................... 5,566,864 — — 5,566,864
Health Care Providers & Services ............................ 3,800,976 — — 3,800,976
Hotels, Restaurants & Leisure .............................. 1,522,157 — — 1,522,157
Industrial Conglomerates .................................. 4,120,363 — — 4,120,363
Interactive Media & Services ............................... 26,836,389 2,800,881 — 29,637,270
Internet & Direct Marketing Retail ............................ 30,300,652 — — 30,300,652
IT Services ........................................... 31,311,688 — — 31,311,688
Life Sciences Tools & Services .............................. — 2,399,819 — 2,399,819
Machinery ............................................ 1,823,004 — — 1,823,004
Metals & Mining ........................................ 1,511,750 — — 1,511,750
Multiline Retail ......................................... 2,366,110 — — 2,366,110
Pharmaceuticals ....................................... 6,712,545 — — 6,712,545
Professional Services .................................... 5,840,910 — — 5,840,910
Road & Rail ........................................... 1,769,337 — — 1,769,337
Semiconductors & Semiconductor Equipment .................... 22,818,953 — — 22,818,953
Software ............................................. 47,700,771 — — 47,700,771
Specialty Retail ........................................ 3,599,792 — — 3,599,792
Technology Hardware, Storage & Peripherals .................... 7,932,038 — — 7,932,038
Textiles, Apparel & Luxury Goods ............................ 6,480,392 2,375,704 — 8,856,096
Wireless Telecommunication Services ......................... 1,768,809 — — 1,768,809
Preferred Stocks ......................................... — — 1,702,966 1,702,966
Short-Term Securities ....................................... 264,768 — — 264,768
$ 242,295,425 $ 7,576,404 $ 1,702,966 $ 251,574,795
Investments valued at NAV
(a)
...................................... 6,996,011
$ —
$ 258,570,806
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities
(unaudited)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
8
BlackRock Capital
Appreciation V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 251,310,027
Investments, at value — affiliated
(c)
......................................................................................... 7,260,779
Receivables: –
Investments sold .................................................................................................... 5,666
Securities lending income — affiliated ...................................................................................... 1,100
Capital shares sold ................................................................................................... 25,623
Dividends — affiliated ................................................................................................. 6
Dividends — unaffiliated ............................................................................................... 17,455
Prepaid e xpenses ..................................................................................................... 1,933
Total a ssets .........................................................................................................
258,622,589
LIABILITIES
Collateral on securities loaned, at value ....................................................................................... 6,993,489
Payables: –
Capital shares redeemed ............................................................................................... 2,430,961
Distribution fees ..................................................................................................... 20,181
Investment advisory fees .............................................................................................. 130,417
Directors' and Officer's fees ............................................................................................. 800
Other affiliate fees ................................................................................................... 801
Other accrued expenses ............................................................................................... 277,986
Total li abilities ........................................................................................................
9,854,635
NET ASSETS ........................................................................................................
$ 248,767,954
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 106,316,428
Accumulated earnings .................................................................................................. 142,451,526
NET ASSETS ........................................................................................................
$ 248,767,954
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 143,239,346
(b)
  Securities loaned, at value .............................................................................................. $ 6,823,994
(c)
  Investments, at cost — affiliated .......................................................................................... $ 7,260,779
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
9
Financial Statements
See notes to financial statements.
BlackRock Capital
Appreciation V.I.
Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 168,513,387
Shares outstanding .................................................................................................
14,331,251
Net asset value ....................................................................................................
$ 11.76
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 80,254,567
Shares outstanding .................................................................................................
7,036,076
Net asset value ....................................................................................................
$ 11.41
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
10
See notes to financial statements.
BlackRock Capital
Appreciation V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 80
Dividends — unaffiliated ............................................................................................... 561,525
Securities lending income — affiliated — net ................................................................................. 12,066
Foreign taxes withheld ................................................................................................ (5,209)
Total investment income .................................................................................................
568,462
EXPENSES
Investment advisory .................................................................................................. 762,651
Transfer agent — class specific .......................................................................................... 236,435
Distribution — class specific ............................................................................................ 92,787
Professional ....................................................................................................... 41,702
Accounting services .................................................................................................. 28,880
Custodian ......................................................................................................... 9,117
Directors and Officer ................................................................................................. 4,579
Transfer agent ...................................................................................................... 2,676
Miscellaneous ...................................................................................................... 14,712
Total expenses .......................................................................................................
1,193,539
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (175)
Transfer agent fees reimbursed — class specific ............................................................................... (150,389)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,042,975
Net investment loss ....................................................................................................
(474,513)
REALIZED AND UNREALIZED GAIN (LOSS) $ 31,152,774
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. (125)
Investments — unaffiliated ........................................................................................... 28,913,637
Foreign currency transactions ......................................................................................... 719
A
28,914,231
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 2,238,646
Foreign currency translations .......................................................................................... (103)
A
2,238,543
Net realized and unrealized gain ...........................................................................................
31,152,774
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 30,678,261

Statements of Changes in Net Assets
11
Financial Statements
See notes to financial statements.
BlackRock Capital Appreciation V.I. Fund
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ (474,513) $ (861,471)
Net realized gain (loss) .............................................................................. 28,914,231 24,847,122
Net change in unrealized appreciation (depreciation) .......................................................... 2,238,543 49,690,707
Net increase in net assets resulting from operations .............................................................
30,678,261 73,676,358
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ — (14,109,501)
Class III ....................................................................................... — (6,593,327)
Decrease in net assets resulting from distributions to shareholders ...................................................
— (20,702,828)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(17,870,860) (16,985,856)
NET ASSETS
Total increase in net assets ............................................................................. 12,807,401 35,987,674
Beginning of period .................................................................................. 235,960,553 199,972,879
End of period ......................................................................................
$ 248,767,954 $ 235,960,553
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
12
See notes to financial statements.
BlackRock Capital Appreciation V.I. Fund
Class I
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 10.35 $ 7.99 $ 7.25 $ 10.26 $ 8.63 $ 8.86
Net investment income (loss)
(a)
...................
(0.02) (0.03) (0.02) 0.00
(b)(c)
(0.00)
(d)(e)
(0.00)
(d)(f)
Net realized and unrealized gain (loss) .............
1.43 3.36 2.31 0.23 2.86 0.01
Net increase from investment operations ..............
1.41 3.33 2.29 0.23 2.86 0.01
Distributions from net realized gain
(g)
..............
— (0.97) (1.55) (3.24) (1.23) (0.24)
Net asset value, end of period ....................
$ 11.76 $ 10.35 $ 7.99 $ 7.25 $ 10.26 $ 8.63
Total Return
(h)
13.62% 41.91% 31.99% 2.39% 33.22% —
Based on net asset value ........................
13.62%
( i )
41.91% 31.99% 2.39% 33.22% 0.10%
Ratios to Average Net Assets
Total expenses ...............................
0.94%
(j)
0.95% 0.93% 0.94%
(k)
0.92% 0.92%
Total expenses after fees waived and/or reimbursed ......
0.81%
(j)
0.82% 0.80% 0.80%
(k)
0.79% 0.80%
Net investment income (loss) .....................
(0.32)%
(j)
(0.33)% (0.20)% 0.01%
(c)(k)
(0.00)%
(e)(l)
(0.06)%
(f)
Supplemental Data
Net assets, end of period (000) ....................
$ 168,513 $ 162,334 $ 135,871 $ 119,220 $ 142,246 $ 124,752
Portfolio turnover rate ..........................
21% 37% 43% 45% 48% 89%
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.21%, respectively, resulting from a non-recurring dividend.
(d)
Amount is greater than $(0.005) per share.
(e)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.09%, respectively, resulting from a non-recurring dividend from
TransDigm Group, Inc. in August 2017.
(f)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.07%, respectively, resulting from a non-recurring dividend from
TransDigm Group, Inc. in October 2016.
(g)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(h)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(i)
Aggregate total return.
(j)
Annualized.
(k)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(l)
Amount is greater than (0.005)%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
13
Financial Highlights
See notes to financial statements.
BlackRock Capital Appreciation V.I. Fund
Class III
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 10.05 $ 7.80 $ 7.13 $ 10.17 $ 8.56 $ 8.81
Net investment income (loss)
(a)
...................
(0.03) (0.05) (0.04) (0.03)
(b)
(0.03)
(c)
(0.03)
(d)
Net realized and unrealized gain (loss) .............
1.39 3.27 2.26 0.23 2.84 0.02
Net increase (decrease) from investment operations ......
1.36 3.22 2.22 0.20 2.81 (0.01)
Distributions from net realized gain
(e)
..............
— (0.97) (1.55) (3.24) (1.20) (0.24)
Net asset value, end of period ....................
$ 11.41 $ 10.05 $ 7.80 $ 7.13 $ 10.17 $ 8.56
Total Return
(f)
13.53% 41.52% 31.55% 2.13% 32.94% —
Based on net asset value ........................
13.53%
(g)
41.52% 31.55% 2.13% 32.94% (0.13)%
Ratios to Average Net Assets
Total expenses ...............................
1.18%
(h)
1.19% 1.17% 1.19%
( i )
1.17% 1.18%
Total expenses after fees waived and/or reimbursed ......
1.07%
(h)
1.08% 1.05% 1.06%
( i )
1.05% 1.06%
Net investment income (loss) .....................
(0.58)%
(h)
(0.59)% (0.47)% (0.28)%
(b)( i )
(0.27)%
(c)
(0.32)%
(d)
Supplemental Data
Net assets, end of period (000) ....................
$ 80,255 $ 73,627 $ 64,102 $ 145,559 $ 259,969 $ 231,136
Portfolio turnover rate ..........................
21% 37% 43% 45% 48% 89%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.19%, respectively, resulting from a non-recurring dividend.
(c)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.09%, respectively, resulting from a non-recurring dividend from
TransDigm Group, Inc. in August 2017.
(d)
Net investment income per share and the ratio of net investment income to average net assets includes $0.00 per share and 0.07%, respectively, resulting from a non-recurring dividend from
TransDigm Group, Inc. in October 2016.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(g)
Aggregate total return.
(h)
Annualized.
(i)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.

Notes to Financial Statements
2021
BlackRock Semi-Annual Report to Shareholders
14
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Capital
Appreciation V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction's applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund's net assets.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2021
BlackRock Semi-Annual Report to Shareholders
16
similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2021, certain investments of the Fund were fair valued using NAV  per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Citigroup Global Markets, Inc. ............................................. $ 3,808,102 $ (3,808,102) $ —
JP Morgan Securities LLC ................................................ 1,996,429 (1,996,429) —
State Street Bank & Trust Co. ............................................. 1,019,463 (1,019,463) —
$ 6,823,994 $ (6,823,994) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the six months ended June 30, 2021, the Fund reimbursed the Manager $1,030 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2021, the class specific distribution fees borne directly by Class III were $92,787.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 20 23 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the director s who are not "interested persons" of the Company , as defined in the 1940 Act
("Independent Directors") , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation s described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2021, the amount waived was $1 75.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.65%
$1 Billion - $3 Billion ..................................................................................................... 0.61
$3 Billion - $5 Billion ..................................................................................................... 0.59
$5 Billion - $10 Billion .................................................................................................... 0.57
Greater than $10 Billion .................................................................................................. 0.55
Class I .......................................................................................................... $ 162,553
Class III ......................................................................................................... 73,882
$ 236,435
Class I ................................................................................................................
0.07%
Class III ...............................................................................................................
0.08

Notes to Financial Statements
(continued)
2021
BlackRock Semi-Annual Report to Shareholders
18
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the six months ended June 30, 2021, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2021, the Fund paid BIM $3,154 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock Capital Appreciation V.I. Fund
Class I .......................................................................................................... $ 106,259
Class III ......................................................................................................... 44,130
$ 150,389
Class I ............................................................................................................. 1.25%
Class III ............................................................................................................ 1.50

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
6. PURCHASES AND SALES
For the six months ended June 30, 2021, purchases and sales of investments, including paydowns/payups and excluding short-term investments, were $50,447,089 and
$65,762,064, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate (“LIBOR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Capital Appreciation V.I. Fund ................................. $ 150,564,368 $ 108,909,691 $ (903,253) $ 108,006,438

Notes to Financial Statements
(continued)
2021
BlackRock Semi-Annual Report to Shareholders
20
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR.
The ultimate effect of the LIBOR transition process on the Fund is uncertain.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/21
Year Ended
12/31/20
Shares Amount Shares Amount
Class I
Shares sold .............................................
203,461 $ 2,184,761 385,157 $ 3,361,946
Shares issued in reinvestment of distributions ........................
— — 1,379,522 14,109,501
Shares redeemed .........................................
(1,562,875) (16,998,585) (3,070,891) (27,319,577)
Net decrease ..............................................
(1,359,414) $ (14,813,824) (1,306,212) $ (9,848,130)
Class III
Shares sold .............................................
363,221 $ 3,805,074 531,980 $ 4,605,235
Shares issued in reinvestment of distributions ........................
— — 663,660 6,593,327
Shares redeemed .........................................
(654,021) (6,862,110) (2,081,845) (18,336,288)
Net decrease ..............................................
(290,800) $ (3,057,036) (886,205) $ (7,137,726)
Total Net Decrease
(1,650,214) $ (17,870,860) (2,192,417) $ (16,985,856)

Glossary of Terms Used in this Report
21
Glossary of Terms Used in this Report
Portfolio Abbreviations
ADR American Depositary Receipts
NYRS New York Registered Shares
S&P Standard & Poor's

June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Equity Dividend V.I. Fund

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Equity Dividend V.I. Fund
Investment Objective
BlackRock Equity Dividend V.I. Fund’s (the “Fund”) investment objective is to seek long-term total return and current income.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund underperformed its benchmark, the Russell 1000
®
Value Index, and outperformed the broad-market S&P 500
®
Index.
The following discussion of relative performance pertains to the Russell 1000
®
Value Index.
What factors influenced performance?
The largest detractor from the Fund's relative performance was a combination of stock selection and allocation decisions in the health care sector. Notably, stock selection and an overweight allocation to the health care equipment & supplies industry weighed on relative returns. Within the industrials sector, an underweight allocation to building products companies and investment decisions in the professional services, electrical equipment, and aerospace & defense industries all detracted from performance. Other notable detractors included stock selection and an overweight position in the information technology ("IT") and consumer staples sectors.
The largest contributor to the Fund's relative performance was a combination of stock selection and an overweight allocation to financials. In particular, stock selection and overweight allocations to the capital markets and banks industries proved beneficial, as did stock selection in insurance. In energy, stock selection and an overweight allocation to the oil & gas refining & marketing sub-industry boosted relative returns, as did an overweight position in companies engaged in the oil & gas storage & transportation and exploration & production businesses. Other modest contributors during the period included underweight allocations to the utilities and communication services sectors.
The Fund held a slightly elevated cash position averaging 5.9% for the period. The cash position detracted from relative returns amid rising U.S. stock prices.
Describe recent portfolio activity.
During the period, a combination of portfolio trading activity and market price changes resulted in the Fund increasing its exposure to the consumer discretionary, industrials and health care sectors. The Fund reduced its allocations to the IT, consumer staples and communication services sectors.
Describe portfolio positioning at period end.
The Fund's largest absolute allocations were to the financials, health care and IT sectors. Relative to the Russell 1000
®
Value Index, the Fund ended the period with the most
significant overweight exposures to the financials, energy, and consumer discretionary sectors. The Fund maintained its most significant underweight sector exposures to real estate, industrials and communication services.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance Summary for the Period Ended June 30, 2021
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b) (c)
................................................................ 16.50% 40.33% 13.19% 11.28%
Class III
(b) (c)
............................................................... 16.39 39.87 12.93 11.01
(d )
Russell 1000
®
Value Index
(e)
.................................................... 17.05 43.68 11.87 11.61
S&P 500
®
Index
(f)
........................................................... 15.25 40.79 17.65 14.84
(a)
For a portion of the period, the Fund’s investment adviser waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
(c)
The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities and at least 80% of its assets in dividend paying securities.
(d)
The returns for Class III Shares prior to July 1, 2011, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
(e)
An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000
®
companies with lower price-to-book ratios and lower
expected growth values.
(f)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of June 30, 2021 (continued)
3
Fund Summary
BlackRock Equity Dividend V.I. Fund
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Financials ....................................... 26%
Health Care ..................................... 17
Information Technology .............................. 10
Industrials ....................................... 8
Energy ......................................... 7
Consumer Discretionary ............................. 7
Consumer Staples ................................. 7
Communication Services ............................. 6
Utilities ......................................... 4
Materials ....................................... 2
Short-Term Securities ............................... 8
Liabilities in Excess of Other Assets ..................... (2)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
2021
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
at
Actual Hypothetical
(a)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,165.00 $ 3.49 $ 1,000.00 $ 1,021.57 $ 3.26 0.65%
Class III .................................. 1,000.00 1,163.90 4.83 1,000.00 1,020.33 4.51 0.90
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

BlackRock Equity Dividend V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Shares
Shares Value
Common Stocks — 93.9%
Aerospace & Defense — 3.1%
BAE Systems plc .................... 1,015,393 $ 7,337,252
Huntington Ingalls Industries, Inc. ......... 9,654 2,034,580
Raytheon Technologies Corp. ........... 24,335 2,076,019
11,447,851
Auto Components — 0.7%
Lear Corp. ........................ 13,612 2,385,911
Automobiles — 2.1%
General Motors Co.
(a)
................. 129,449 7,659,497
Banks — 11.1%
Bank of America Corp. ................ 226,289 9,329,895
Citigroup, Inc. ...................... 176,460 12,484,545
First Citizens BancShares , Inc., Class A ..... 1,125 936,833
JPMorgan Chase & Co. ............... 30,648 4,766,990
Wells Fargo & Co. ................... 289,218 13,098,683
40,616,946
Beverages — 1.9%
Coca-Cola Co. (The) ................. 61,155 3,309,097
Constellation Brands, Inc., Class A ........ 16,075 3,759,782
7,068,879
Capital Markets — 5.9%
Apollo Global Management, Inc. .......... 38,268 2,380,269
Blackstone Group, Inc. (The), Class A ...... 5,976 580,509
Charles Schwab Corp. (The) ............ 71,749 5,224,045
Intercontinental Exchange, Inc. .......... 9,412 1,117,204
Morgan Stanley ..................... 87,752 8,045,981
Raymond James Financial, Inc. .......... 34,539 4,486,616
21,834,624
Chemicals — 1.4%
Corteva , Inc. ....................... 37,063 1,643,744
DuPont de Nemours, Inc. .............. 13,908 1,076,618
PPG Industries, Inc. .................. 15,056 2,556,057
5,276,419
Communications Equipment — 3.2%
Cisco Systems, Inc. .................. 181,363 9,612,239
Motorola Solutions, Inc. ............... 9,476 2,054,871
11,667,110
Consumer Finance — 1.4%
American Express Co. ................ 14,192 2,344,944
Capital One Financial Corp. ............. 17,993 2,783,337
5,128,281
Containers & Packaging — 0.5%
Sealed Air Corp. .................... 31,806 1,884,506
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B
(a)
....... 2,637 732,875
Equitable Holdings, Inc. ............... 93,430 2,844,944
3,577,819
Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc. ........... 136,851 7,667,762
Electric Utilities — 1.7%
American Electric Power Co., Inc. ......... 12,986 1,098,486
Edison International .................. 46,136 2,667,583
Exelon Corp. ....................... 35,447 1,570,657
Southern Co. (The) .................. 17,143 1,037,323
6,374,049
Security
Shares
Shares Value
Food Products — 1.1%
Danone SA ........................ 55,990 $ 3,939,174
Health Care Equipment & Supplies — 4.9%
Alcon, Inc. ........................ 30,815 2,161,288
Koninklijke Philips NV ................. 100,413 4,983,917
Medtronic plc ...................... 52,217 6,481,696
Zimmer Biomet Holdings, Inc. ........... 28,274 4,547,025
18,173,926
Health Care Providers & Services — 6.6%
Anthem, Inc. ....................... 22,142 8,453,816
Cigna Corp. ....................... 14,182 3,362,127
CVS Health Corp. ................... 53,184 4,437,673
Humana, Inc. ...................... 6,660 2,948,515
McKesson Corp. .................... 9,550 1,826,342
UnitedHealth Group, Inc. ............... 7,960 3,187,502
24,215,975
Household Durables — 1.1%
Newell Brands, Inc. .................. 81,820 2,247,595
Panasonic Corp. .................... 163,800 1,886,079
4,133,674
Industrial Conglomerates — 2.8%
General Electric Co. .................. 452,059 6,084,714
Siemens AG (Registered) .............. 26,767 4,250,032
10,334,746
Insurance — 6.5%
Allstate Corp. (The) .................. 18,565 2,421,619
American International Group, Inc. ........ 203,767 9,699,309
Arthur J Gallagher & Co. ............... 28,151 3,943,392
Fidelity National Financial, Inc. ........... 70,900 3,081,314
First American Financial Corp. ........... 8,810 549,303
MetLife, Inc. ....................... 72,420 4,334,337
24,029,274
IT Services — 3.4%
Cognizant Technology Solutions Corp., Class A 66,855 4,630,377
Fidelity National Information Services, Inc. ... 27,750 3,931,343
Visa, Inc., Class A ................... 16,606 3,882,815
12,444,535
Machinery — 0.5%
Komatsu Ltd. ...................... 67,300 1,667,261
Media — 3.4%
Comcast Corp., Class A ............... 131,974 7,525,158
Fox Corp., Class A ................... 128,140 4,757,838
Fox Corp., Class B ................... 1,069 37,629
12,320,625
Multiline Retail — 0.8%
Dollar General Corp. ................. 13,813 2,988,995
Multi-Utilities — 2.5%
Ameren Corp. ...................... 24,994 2,000,520
CenterPoint Energy, Inc. ............... 37,240 913,125
NiSource, Inc. ...................... 79,915 1,957,917
Public Service Enterprise Group, Inc. ...... 73,815 4,409,708
9,281,270
Oil, Gas & Consumable Fuels — 7.0%
BP plc ........................... 1,486,286 6,517,952
ConocoPhillips ..................... 89,168 5,430,331
Enterprise Products Partners LP
(b)
........ 292,111 7,048,638
Equinor ASA ....................... 99,956 2,115,920
Marathon Petroleum Corp. ............. 74,764 4,517,241
25,630,082

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Equity Dividend V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Personal Products — 2.0%
Unilever plc, ADR
(b)
.................. 125,391 $ 7,335,374
Pharmaceuticals — 5.6%
AstraZeneca plc .................... 61,294 7,364,120
Bayer AG (Registered) ................ 92,669 5,633,834
Sanofi ........................... 70,690 7,426,875
20,424,829
Professional Services — 0.5%
Leidos Holdings, Inc. ................. 19,592 1,980,751
Road & Rail — 0.9%
Union Pacific Corp. .................. 14,313 3,147,858
Software — 3.3%
CDK Global, Inc. .................... 38,325 1,904,369
Microsoft Corp. ..................... 13,133 3,557,730
Open Text Corp. .................... 40,661 2,065,579
SS&C Technologies Holdings, Inc. ........ 62,697 4,517,946
12,045,624
Specialty Retail — 2.3%
Lowe's Cos., Inc. .................... 13,025 2,526,459
Ross Stores, Inc. .................... 47,704 5,915,296
8,441,755
Technology Hardware, Storage & Peripherals — 0.7%
Samsung Electronics Co. Ltd., GDR
(c)
...... 1,404 2,504,044
Tobacco — 1.5%
Altria Group, Inc. .................... 47,514 2,265,467
British American Tobacco plc ............ 84,405 3,277,074
5,542,541
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., Class B ..... 30,087 $ 1,599,494
Total Common Stocks — 93.9%
(Cost: $270,364,736) .............................. 344,771,461
Preferred Stocks — 0.3%
Household Products — 0.3%
Henkel AG & Co. KGaA (Preference) ....... 8,883 938,169
Total Preferred Stocks — 0.3%
(Cost: $825,580) ................................. 938,169
Total Long-Term Investments — 94.2%
(Cost: $271,190,316) .............................. 345,709,630
Short-Term Securities — 7.7%
(d)(e)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% .................... 21,022,981 21,022,981
SL Liquidity Series, LLC, Money Market Series,
0.13%
(f)
........................ 7,417,681 7,419,906
Total Short-Term Securities — 7.7%
(Cost: $28,442,887) ............................... 28,442,887
Total Investments — 101.9%
(Cost: $299,633,203 ) .............................. 374,152,517
Liabilities in Excess of Other Assets — (1.9)% ............. (6,895,990)
Net Assets — 100.0% ............................... $ 367,256,527
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 19,884,502 $ 1,138,479 $ — $ — $ — $ 21,022,981 21,022,981 $ 1,803 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 4,489,725 2,930,887 — (706) — 7,419,906 7,417,681 5,035
(b)
—
$ (706) $ — $ 28,442,887 $ 6,838 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock Equity Dividend V.I. Fund
Schedule of Investments
7
Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 4,110,599 $ 7,337,252 $ — $ 11,447,851
Auto Components ...................................... 2,385,911 — — 2,385,911
Automobiles .......................................... 7,659,497 — — 7,659,497
Banks ............................................... 40,616,946 — — 40,616,946
Beverages ........................................... 7,068,879 — — 7,068,879
Capital Markets ........................................ 21,834,624 — — 21,834,624
Chemicals ............................................ 5,276,419 — — 5,276,419
Communications Equipment ................................ 11,667,110 — — 11,667,110
Consumer Finance ...................................... 5,128,281 — — 5,128,281
Containers & Packaging .................................. 1,884,506 — — 1,884,506
Diversified Financial Services ............................... 3,577,819 — — 3,577,819
Diversified Telecommunication Services ........................ 7,667,762 — — 7,667,762
Electric Utilities ........................................ 6,374,049 — — 6,374,049
Food Products ......................................... — 3,939,174 — 3,939,174
Health Care Equipment & Supplies ........................... 11,028,721 7,145,205 — 18,173,926
Health Care Providers & Services ............................ 24,215,975 — — 24,215,975
Household Durables ..................................... 2,247,595 1,886,079 — 4,133,674
Industrial Conglomerates .................................. 6,084,714 4,250,032 — 10,334,746
Insurance ............................................ 24,029,274 — — 24,029,274
IT Services ........................................... 12,444,535 — — 12,444,535
Machinery ............................................ — 1,667,261 — 1,667,261
Media ............................................... 12,320,625 — — 12,320,625
Multiline Retail ......................................... 2,988,995 — — 2,988,995
Multi-Utilities .......................................... 9,281,270 — — 9,281,270
Oil, Gas & Consumable Fuels ............................... 16,996,210 8,633,872 — 25,630,082
Personal Products ...................................... 7,335,374 — — 7,335,374
Pharmaceuticals ....................................... — 20,424,829 — 20,424,829
Professional Services .................................... 1,980,751 — — 1,980,751
Road & Rail ........................................... 3,147,858 — — 3,147,858
Software ............................................. 12,045,624 — — 12,045,624
Specialty Retail ........................................ 8,441,755 — — 8,441,755
Technology Hardware, Storage & Peripherals .................... — 2,504,044 — 2,504,044
Tobacco ............................................. 2,265,467 3,277,074 — 5,542,541
Wireless Telecommunication Services ......................... 1,599,494 — — 1,599,494
Preferred Stocks ......................................... — 938,169 — 938,169
Short-Term Securities ....................................... 21,022,981 — — 21,022,981
$ 304,729,620 $ 62,002,991 $ — $ 366,732,611
Investments valued at NAV
(a)
...................................... 7,419,906
$ —
$ 374,152,517
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities
(unaudited)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
8
See notes to financial statements.
BlackRock Equity
Dividend V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 345,709,630
Investments, at value — affiliated
(c)
......................................................................................... 28,442,887
Foreign currency, at value
(d)
.............................................................................................. 792
Receivables: –
Investments sold .................................................................................................... 1,629,989
Securities lending income — affiliated ...................................................................................... 660
Capital shares sold ................................................................................................... 172,815
Dividends — affiliated ................................................................................................. 90
Dividends — unaffiliated ............................................................................................... 268,171
Prepaid expenses ..................................................................................................... 2,352
Total assets .........................................................................................................
376,227,386
LIABILITIES
Collateral on securities loaned, at value ....................................................................................... 7,425,209
Payables: –
Investments purchased ................................................................................................ 961,763
Capital shares redeemed ............................................................................................... 56,530
Distribution fees ..................................................................................................... 67,391
Investment advisory fees .............................................................................................. 183,078
Directors' and Officer's fees ............................................................................................. 1,094
Other affiliate fees ................................................................................................... 1,421
Transfer agent fees .................................................................................................. 176,148
Other accrued expenses ............................................................................................... 98,225
Total liabilities ........................................................................................................
8,970,859
NET ASSETS ........................................................................................................
$ 367,256,527
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 265,141,499
Accumulated earnings .................................................................................................. 102,115,028
NET ASSETS ........................................................................................................
$ 367,256,527
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 271,190,316
(b)
  Securities loaned, at value .............................................................................................. $ 7,195,090
(c)
  Investments, at cost — affiliated .......................................................................................... $ 28,442,887
(d)
  Foreign currency, at cost ............................................................................................... $ 802

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
9
Financial Statements
BlackRock Equity
Dividend V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 35,764,923
Shares outstanding .................................................................................................
2,640,664
Net asset value ....................................................................................................
$ 13.54
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 331,491,604
Shares outstanding .................................................................................................
24,547,739
Net asset value ....................................................................................................
$ 13.50
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
See notes to financial statements.

Statement of Operations
(unaudited)
Six Months Ended June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
10
See notes to financial statements.
BlackRock Equity
Dividend V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................... $ 1,803
Dividends — unaffiliated ................................................................................................. 4,510,023
Securities lending income — affiliated — net ................................................................................... 5,035
Foreign taxes withheld .................................................................................................. (184,056)
Total investment income ...................................................................................................
4,332,805
EXPENSES
Investment advisory .................................................................................................... 1,067,451
Distribution — class specific .............................................................................................. 402,124
Transfer agent — class specific ............................................................................................ 355,701
Professional ......................................................................................................... 31,769
Accounting services .................................................................................................... 31,607
Custodian ........................................................................................................... 11,873
Directors and Officer ................................................................................................... 4,299
Transfer agent ........................................................................................................ 2,870
Miscellaneous ........................................................................................................ 18 , 824
Total expenses .........................................................................................................
1,926,518
Less: –
Fees waived and/or reimbursed by the Manager ................................................................................. (4,445)
Transfer agent fees reimbursed — class specific ................................................................................. (355,701)
Total expenses after fees waived and/or reimbursed ................................................................................
1,566,372
Net investment income ....................................................................................................
2,766,433
REALIZED AND UNREALIZED GAIN (LOSS) $ 51,022,485
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................... (706)
Investments — unaffiliated ............................................................................................. 27,156,960
Foreign currency transactions ........................................................................................... 13,779
A
27,170,033
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................................. 23,856,949
Foreign currency translations ............................................................................................ (4,497)
A
23,852,452
Net realized and unrealized gain .............................................................................................
51,022,485
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................................................
$ 53,788,918

Statements of Changes in Net Assets
11
Financial Statements
See notes to financial statements.
BlackRock Equity Dividend V.I. Fund
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ 2,766,433 $ 5,663,568
Net realized gain (loss) .............................................................................. 27,170,033 10,960,947
Net change in unrealized appreciation (depreciation) .......................................................... 23,852,452 (3,642,656)
Net increase in net assets resulting from operations .............................................................
53,788,918 12,981,859
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (174,692) (1,683,804)
  Class III ....................................................................................... (1,425,326) (15,790,208)
Decrease in net assets resulting from distributions to shareholders ...................................................
(1,600,018) (17,474,012)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
(26,515,584) 5,829,771
NET ASSETS
Total increase in net assets ............................................................................. 25,673,316 1,337,618
Beginning of period .................................................................................. 341,583,211 340,245,593
End of period ......................................................................................
$ 367,256,527 $ 341,583,211
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
12
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
BlackRock Equity Dividend V.I. Fund
Class I
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 11.68 $ 11.90 $ 10.17 $ 12.14 $ 11.15 $ 10.04
Net investment income (loss)
(a)
...................
0.11 0.22 0.25 0.24 0.22 0.21
Net realized and unrealized gain (loss) .............
1.82 0.20 2.53 (1.09) 1.62 1.42
Net increase (decrease) from investment operations ......
1.93 0.42 2.78 (0.85) 1.84 1.63
Distributions
(b)
– – – – – –
From net investment income ....................
(0.07) (0.24) (0.24) (0.24) (0.21) (0.19)
From net realized gain .........................
— (0.40) (0.81) (0.88) (0.64) (0.33)
Total distributions .............................
(0.07) (0.64) (1.05) (1.12) (0.85) (0.52)
Net asset value, end of period ....................
$ 13.54 $ 11.68 $ 11.90 $ 10.17 $ 12.14 $ 11.15
Total Return
(c)
16.50% 3.91% 27.71% (7.16)% 16.74% —
Based on net asset value ........................
16.50%
(d)
3.91% 27.71% (7.16)% 16.74% 16.40%
Ratios to Average Net Assets
(e)
Total expenses ...............................
0.85%
(f)
0.85% 0.86% 0.87% 0.89% 0.89%
Total expenses after fees waived and/or reimbursed ......
0.65%
(f)
0.65% 0.65% 0.66% 0.68% 0.70%
Net investment income (loss) .....................
1.78%
(f)
2.08% 2.17% 2.00% 1.82% 1.98%
Supplemental Data
Net assets, end of period (000) ....................
$ 35,765 $ 31,361 $ 33,881 $ 30,655 $ 37,525 $ 35,256
Portfolio turnover rate ..........................
23% 51% 45% 37% 37% 23%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% 0.01% 0.01% 0.01% 0.01%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
13
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
BlackRock Equity Dividend V.I. Fund
Class III
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 11.65 $ 11.88 $ 10.15 $ 12.12 $ 11.13 $ 10.03
Net investment income (loss)
(a)
...................
0.10 0.19 0.22 0.21 0.19 0.18
Net realized and unrealized gain (loss) .............
1.81 0.19 2.53 (1.09) 1.62 1.42
Net increase (decrease) from investment operations ......
1.91 0.38 2.75 (0.88) 1.81 1.60
Distributions
(b)
– – – – – –
From net investment income ....................
(0.06) (0.21) (0.21) (0.21) (0.18) (0.17)
From net realized gain .........................
— (0.40) (0.81) (0.88) (0.64) (0.33)
Total distributions .............................
(0.06) (0.61) (1.02) (1.09) (0.82) (0.50)
Net asset value, end of period ....................
$ 13.50 $ 11.65 $ 11.88 $ 10.15 $ 12.12 $ 11.13
Total Return
(c)
16.39% 3.57% 27.46% (7.42)% 16.49% —
Based on net asset value ........................
16.39%
(d)
3.57% 27.46% (7.42)% 16.49% 16.06%
Ratios to Average Net Assets
(e)
Total expenses ...............................
1.11%
(f)
1.11% 1.12% 1.12% 1.16% 1.13%
Total expenses after fees waived and/or reimbursed ......
0.90%
(f)
0.90% 0.90% 0.91% 0.93% 0.95%
Net investment income (loss) .....................
1.53%
(f)
1.83% 1.91% 1.75% 1.57% 1.73%
Supplemental Data
Net assets, end of period (000) ....................
$ 331,492 $ 310,222 $ 306,365 $ 250,255 $ 287,615 $ 223,338
Portfolio turnover rate ..........................
23% 51% 45% 37% 37% 23%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% 0.01% 0.01% 0.01% 0.01%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2021
BlackRock Semi-Annual Report to Shareholders
14
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Equity Dividend
V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
16
the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the six months ended June 30, 2021, the Fund reimbursed the Manager $1,538 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2021, the class specific distribution fees borne directly by Class III were $402,124.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Barclays Capital, Inc. ................................................... $ 21,717 $ (21,717) $ —
Citigroup Global Markets, Inc. ............................................. 6,817,415 (6,817,415) —
Credit Suisse Securities (USA) LLC ......................................... 196,700 (196,700) —
JP Morgan Securities LLC ................................................ 159,258 (159,258) —
$ 7,195,090 $ (7,195,090) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.60%
$1 Billion - $3 Billion ..................................................................................................... 0.56
$3 Billion - $5 Billion ..................................................................................................... 0.54
$5 Billion - $10 Billion .................................................................................................... 0.52
Greater than $10 Billion .................................................................................................. 0.51

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2021, the Fund did not pay any amounts to affiliates in return for these services .
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company , as defined in the 1940 Act
("Independent Directors") , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation s described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2021, the amount waived was $4,445.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse all transfer agent fees for Class I and III. The Manager has agreed not to reduce or discontinue this contractual expense limitation through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts reimbursed are included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the six months ended
June 30, 2021, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Class I .......................................................................................................... $ 33,563
Class III ......................................................................................................... 322,138
$ 355,701
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock Equity Dividend V.I. Fund
Class I .......................................................................................................... $ 33,563
Class III ......................................................................................................... 322,138
$ 355,701
Class I ............................................................................................................. 1.25%
Class III ............................................................................................................ 1.50

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
18
Pursuant to the current securities lending agreement, the Fund retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2021, the Fund paid BIM $966 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended June 30, 2021, purchases and sales of investments, excluding short-term investments, were $75,929,052 and $102,923,830, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate (“LIBOR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Fund did not borrow under the credit agreement.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Equity Dividend V.I. Fund .................................... $ 303,046,707 $ 72,758,573 $ (1,652,763) $ 71,105,810

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will be phased out by the end of
2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
20
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/21
Year Ended
12/31/20
Shares Amount Shares Amount
Class I
Shares sold .............................................
137,932 $ 1,828,757 231,232 $ 2,425,012
Shares issued in reinvestment of distributions ........................
13,254 174,692 153,325 1,683,804
Shares redeemed .........................................
(196,114) (2,551,446) (545,626) (5,790,101)
Net decrease ..............................................
(44,928) $ (547,997) (161,069) $ (1,681,285)
Class III
Shares sold .............................................
1,401,539 $ 18,231,633 4,391,414 $ 44,431,982
Shares issued in reinvestment of distributions ........................
108,390 1,425,326 1,434,535 15,790,208
Shares redeemed .........................................
(3,588,826) (45,624,546) (4,997,363) (52,711,134)
Net increase (decrease) .......................................
(2,078,897) $ (25,967,587) 828,586 $ 7,511,056
Total Net Increase (Decrease)
(2,123,825) $ (26,515,584) 667,517 $ 5,829,771

Glossary of Terms Used in this Report
21
Glossary of Terms Used in this Report
Portfolio Abbreviations
ADR American Depositary Receipts
GDR Global Depositary Receipts

June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Global Allocation V.I. Fund
Investment Objective
BlackRock Global Allocation V.I. Fund’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund outperformed its reference benchmark, which is comprised of the S&P 500
®
Index (36%), FTSE World (ex-US)
Index (24%), ICE BofA Current 5-Year U.S. Treasury Index (24%) and FTSE Non-U.S. Dollar World Government Bond Index (16%) (the “Reference Benchmark”), and
underperformed the broad-based all-equity benchmark, the FTSE World Index. The Fund invests in both equities and bonds; therefore, Fund management believes that the
Reference Benchmark provides a more accurate representation of the Fund’s composition and a more comparable means for measurement. The following discussion of relative performance pertains to the Reference Benchmark. The following commentary (and referenced allocation percentages) are based on the economic exposures of the
Fund, which reflect adjustments for futures, swaps and options (except with respect to fixed income securities) and convertible bonds, and may vary relative to the market value.
What factors influenced performance?
The Fund’s broad overweight to equities contributed to performance. From a sector perspective, stock selection within financials and materials was additive. Stock selection within health care contributed to performance as well, although this was partially offset by an overweight to the sector. Within fixed income, a broad underweight to developed market government bonds as compared to the Reference Benchmark positively impacted returns. Finally, exposure to corporate credit, most notably U.S. high yield, was additive.
Within equities, security selection within consumer discretionary detracted from performance. Tactical hedges on U.S. equity positioning to manage the Fund’s overall beta (market sensitivity) weighed on performance. Within fixed income, positioning within U.S. Treasuries, most notably exposure to longer maturities, negatively impacted performance. Exposure to cash and cash equivalents and gold-related securities also weighed on returns.
Describe recent portfolio activity.
During the period, the Fund’s overall equity allocation increased from 68% to 72% of net assets. Within equities, the Fund increased exposure to Europe and decreased exposure to Japan. Exposure to the United States remained essentially unchanged. From a sector perspective, the Fund increased exposure to financials, energy, industrials and consumer discretionary, and decreased exposure to information technology, health care and consumer staples. The Fund’s allocation to fixed income decreased from
24% to 19% of net assets. Within fixed income, the Fund decreased exposure to developed market government bonds and corporate credit, and increased exposure to securitized debt and floating rate loan interests (“bank loans”). From the standpoint of duration and corresponding interest rate sensitivity, the Fund’s total portfolio duration was tactically managed over the period and ended the period at -0.1 years, down from 1.9 years at the beginning of the period. The Fund’s allocation to commodity-related securities decreased slightly from 1% to less than 1% of net assets.
Reflecting the changes in the Fund’s overall allocations to the equity, fixed income and commodity-related asset classes during the period, the Fund’s cash equivalents increased from 7% to 9% of net assets. During the six-month period, cash helped mitigate portfolio volatility and served as a source of funds for new investments and redemptions.
The Fund uses derivatives, which may include options, futures, swaps and forward contracts both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates and movements in the securities markets. During the period, the Fund’s use of derivatives, in aggregate, detracted from the Fund’s performance.
Describe portfolio positioning at period end.
Relative to its Reference Benchmark, the Fund was overweight in equities, underweight in fixed income, and had exposure to commodities and cash equivalents. Within equities, the Fund's largest overweight positions were to consumer discretionary, industrials, materials and health care, and largest underweights were to consumer staples and real estate. The Fund was overweight in Europe, the United States and China, and underweight in Japan and Australia. Within fixed income, the Fund was significantly underweight in developed market government bonds, and overweight in corporate credit, securitized debt and bank loans. The total portfolio duration of -0.1 was below the benchmark’s duration of 2.7 (total portfolio duration assumes equity duration of 0). From a currency perspective, the Fund was overweight in the U.S. dollar and underweight in the euro.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2021 (continued)

Fund Summary
BlackRock Global Allocation V.I. Fund
Performance Summary for the Period Ended June 30, 2021
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
................................................................ 6.62% 28.42% 10.79% 7.18%
Class II
(b)(c)
................................................................ 6.54 28.18 10.62 7.02
Class III
(b)(c)
............................................................... 6.51 28.12 10.54 6.92
FTSE World Index
(d)
........................................ 13.12 40.28 15.28 10.72
Reference Benchmark
( e )
...................................................... 6.37 22.60 9.92 7.68
U.S. Stocks: S&P 500
®
Index
( f )
.................................................. 15.25 40.79 17.65 14.84
Non-U.S. Stocks: FTSE World (ex-U.S.) Index
( g )
..................................... 10.37 37.45 11.47 6.08
U.S. Bonds: ICE BofA Current 5-year U.S. Treasury Index
( h )
............................. (1.69) (1.73) 1.90 2.37
Non U.S. Bonds: FTSE Non-U.S. Dollar World Government Bond Index
( i )
................... (6.00) 3.06 1.28 0.79
(a)
For a portion of the period, the Fund's investment adviser waived a portion of its fees. Without such waiver, the Fund's performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
(c)
The Fund invests in a portfolio of U.S. and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time with respect to types of securities and markets in response to changing markets and economic trends.
(d)
A market cap weighted index representing the performance of the large and mid-cap stocks from the developed and advanced emerging countries within the FTSE Global Equity Index Series.
(e)
An unmanaged weighted index comprised as follows: 36% S&P 500
®
Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S.
Dollar World Government Bond Index.
(f)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
(g)
A market cap weighted index representing the performance of the large and mid-cap stocks from the developed and advanced emerging countries excluding the U.S. within the FTSE Global
Equity Index Series.
(h)
An unmanaged index designed to track the total return of the current coupon five-year U.S. Treasury bond.
( i )
An unmanaged market capitalization-weighted index that tracks 22 government bond indexes, excluding the United States.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
GEOGRAPHIC ALLOCATION
Percent of
Total Investments
(a)
Country/Geographic Region Long Short Total
United States ........................... 62% 1% 63%
China ................................. 6 —
(b)
6
Germany .............................. 5 —
(b)
5
France ................................ 4  —
(b)
4
United Kingdom .......................... 4 —
(b)
4
Netherlands ............................ 2  —
(b)
2
Japan ................................ 2  —
(b)
2
Italy .................................. 2 —
(b)
2
Other
(c)
................................ 12 — 12
Total ................................. 99% 1% 100%
(a)
Total investments include the gross market values of long and short positions and exclude Short-Term Securities, Options Purchased and Options Written.
(b)
Represents less than 1% of the Fund's total investments.
(c)
Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Consolidated Schedule of Investments for such countries.

Disclosure of Expenses
2021
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated
Financial Statements.
Actual Hypothetical
(a)
Including
dividend
expense
Excluding
dividend
expense Including dividend expense Excluding dividend expense
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(c)
Class I .................. $ 1,000.00 $ 1,066.20 $ 3.74 $ 3.69 $ 1,000.00 $ 1,021.17 $ 3.66 $ 1,021.22 $ 3.61
Class II ................. 1,000.00 1,065.40 4.51 4.46 1,000.00 1,020.43 4.41 1,020.48 4.36
Class III ................. 1,000.00 1,065.10 5.02 4.97 1,000.00 1,019.93 4.91 1,019.98 4.86
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.73% for Class I, 0.88% for Class II and 0.98% for Class III), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.72% for Class I, 0.87% for Class II and 0.97% for Class III), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
June 30, 2021
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 2.4%
Cayman Islands — 0.8%
(a)
AGL CLO 12 Ltd., Series 2021-12A,
Class A1, (LIBOR USD 3 Month +
1.16%), 1.29%, 07/20/34
(b)
..... USD 921 $ 921,042
AGL CLO 5 Ltd.
(b)
:
Series 2020-5A, Class A2R, (LIBOR
USD 3 Month + 1.40%), 1.55%,
07/20/34 ............... 411 410,951
Series 2020-5A, Class BR, (LIBOR
USD 3 Month + 1.70%), 1.85%,
07/20/34 ............... 574 573,568
AGL CLO 7 Ltd.
(b)
:
Series 2020-7A, Class A1, (LIBOR
USD 3 Month + 1.80%), 1.98%,
07/15/31 ............... 530 530,279
Series 2020-7A, Class AR, (LIBOR
USD 3 Month + 1.20%), 0.00%,
07/15/34 ............... 530 530,000
AIMCO CLO, Series 2018-AA, Class
B, (LIBOR USD 3 Month + 1.40%),
1.59%, 04/17/31
(b)
........... 256 254,667
Allegro CLO VIII Ltd., Series 2018-2A,
Class A, (LIBOR USD 3 Month +
1.10%), 1.28%, 07/15/31
(b)
..... 250 250,056
ALM Ltd., Series 2020-1A, Class A2,
(LIBOR USD 3 Month + 1.85%),
2.03%, 10/15/29
(b)
........... 252 251,971
ALM XVIII Ltd., Series 2016-18A,
Class A2R, (LIBOR USD 3 Month +
1.65%), 1.83%, 01/15/28
(b)
..... 259 259,246
AMMC CLO 22 Ltd., Series 2018-22A,
Class B, (LIBOR USD 3 Month +
1.45%), 1.63%, 04/25/31
(b)
..... 125 125,614
Anchorage Capital CLO 17 Ltd., Series
2021-17A, Class A1, (LIBOR USD 3
Month + 1.17%), 1.32%, 07/15/34
(b)
608 607,595
Apidos CLO XV, Series 2013-15A,
Class A1RR, (LIBOR USD 3 Month
+ 1.01%), 1.20%, 04/20/31
(b)
.... 620 620,045
Arbor Realty Collateralized Loan
Obligation Ltd., Series 2021-FL2,
Class A, (LIBOR USD 1 Month +
1.10%), 1.20%, 05/15/36
(b)
..... 1,870 1,873,347
Ares LIX CLO Ltd., Series 2021-59A,
Class A, (LIBOR USD 3 Month +
1.03%), 1.21%, 04/25/34
(b)
..... 250 249,698
Ares LV CLO Ltd.
(b)
:
Series 2020-55A, Class B, (LIBOR
USD 3 Month + 2.50%), 2.68%,
04/15/31 ............... 950 950,679
Series 2020-55A, Class BR, (LIBOR
USD 3 Month + 1.70%), 0.00%,
07/15/34 ............... 790 790,000
Assurant CLO Ltd., Series 2017-1A,
Class C, (LIBOR USD 3 Month +
2.10%), 2.29%, 10/20/29
(b)
..... 258 257,272
Atrium XII, Series 12A, Class BR,
(LIBOR USD 3 Month + 1.35%),
1.53%, 04/22/27
(b)
........... 287 286,562
Bain Capital Credit CLO Ltd., Series
2020-2A, Class B1, (LIBOR USD 3
Month + 2.50%), 2.69%, 07/21/31
(b)
575 575,496
Battalion CLO X Ltd.
(b)
:
Series 2016-10A, Class A1R2,
(LIBOR USD 3 Month + 1.17%),
1.35%, 01/25/35 .......... 732 731,449
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2016-10A, Class A2R2,
(LIBOR USD 3 Month + 1.55%),
1.73%, 01/25/35 .......... USD 485 $ 481,146
Battalion CLO XI Ltd., Series 2017-11A,
Class BR, (LIBOR USD 3 Month +
1.72%), 1.90%, 04/24/34
(b)
..... 288 287,393
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A2R2,
(LIBOR USD 3 Month + 1.45%),
1.63%, 07/15/29
(b)
........... 610 609,764
Benefit Street Partners CLO III Ltd.,
Series 2013-IIIA, Class A2R2,
(LIBOR USD 3 Month + 1.65%),
1.83%, 07/20/29
(b)
........... 283 282,501
BlueMountain CLO Ltd.
(b)
:
Series 2013-2A, Class BR, (LIBOR
USD 3 Month + 1.60%), 1.78%,
10/22/30 ............... 250 250,115
Series 2014-2A, Class BR2, (LIBOR
USD 3 Month + 1.75%), 1.94%,
10/20/30 ............... 256 256,146
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (LIBOR USD 3
Month + 1.50%), 1.68%, 07/15/31
(b)
502 502,510
BlueMountain Fuji US CLO III Ltd.,
Series 2017-3A, Class A2, (LIBOR
USD 3 Month + 1.15%), 1.33%,
01/15/30
(b)
................ 250 249,150
Canyon CLO Ltd., Series 2020-3A,
Class B, (LIBOR USD 3 Month +
1.70%), 1.93%, 01/15/34
(b)
..... 250 249,998
Carlyle Global Market Strategies CLO
Ltd., Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 0.97%),
1.16%, 04/17/31
(b)
........... 249 248,596
Catskill Park CLO Ltd., Series 2017-1A,
Class A1B, (LIBOR USD 3 Month +
1.35%), 1.54%, 04/20/29
(b)
..... 313 312,699
Cedar Funding II CLO Ltd., Series
2013-1A, Class ARR, (LIBOR USD 3
Month + 1.08%), 1.26%, 04/20/34
(b)
250 248,797
Cedar Funding VI CLO Ltd., Series
2016-6A, Class ARR, (LIBOR USD 3
Month + 1.05%), 1.24%, 04/20/34
(b)
600 598,913
Cedar Funding XI CLO Ltd.
(b)
:
Series 2019-11A, Class A1R,
(LIBOR USD 3 Month + 1.05%),
1.18%, 05/29/32 .......... 250 249,388
Series 2019-11A, Class A2R,
(LIBOR USD 3 Month + 1.35%),
1.48%, 05/29/32 .......... 250 249,942
Chenango Park CLO Ltd., Series 2018-
1A, Class A2, (LIBOR USD 3 Month
+ 1.55%), 1.73%, 04/15/30
(b)
.... 401 395,791
CIFC Funding 2015-III Ltd., Series
2015-3A, Class BR, (LIBOR USD 3
Month + 1.15%), 1.34%, 04/19/29
(b)
288 283,875
CIFC Funding 2021-IV Ltd., Series
2021-4A, Class A, (LIBOR USD 3
Month + 1.05%), 1.00%, 07/15/33
(b)
603 602,832
CIFC Funding Ltd.
(b)
:
Series 2013-3RA, Class A1, (LIBOR
USD 3 Month + 0.98%), 1.16%,
04/24/31 ............... 250 249,995

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
6
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-3A, Class A2, (LIBOR
USD 3 Month + 1.80%), 1.99%,
07/20/30 ............... USD 276 $ 275,913
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.00%), 1.19%,
04/18/31 ............... 432 432,543
Series 2020-1A, Class B, (LIBOR
USD 3 Month + 2.30%), 2.48%,
07/15/32 ............... 875 875,375
Cook Park CLO Ltd., Series 2018-1A,
Class B, (LIBOR USD 3 Month +
1.40%), 1.59%, 04/17/30
(b)
..... 402 401,143
Crown Point CLO 10 Ltd., Series 2021-
10A, Class A, (LIBOR USD 3 Month
+ 1.17%), 1.32%, 07/20/34
(b)(c)
... 608 608,000
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.79%, 07/18/30
(b)
250 248,881
Dryden 77 CLO Ltd., Series 2020-77A,
Class AR, (LIBOR USD 3 Month +
1.12%), 1.26%, 05/20/34
(b)
..... 308 308,023
Dryden Senior Loan Fund, Series
2021-87A, Class A1, (LIBOR USD 3
Month + 1.10%), 1.24%, 05/20/34
(b)
160 160,000
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (LIBOR USD 3 Month +
1.65%), 1.84%, 04/20/34
(b)
..... 475 475,001
Elmwood CLO III Ltd., Series 2019-3A,
Class A1, (LIBOR USD 3 Month +
1.37%), 1.55%, 10/15/32
(b)
..... 250 250,237
Elmwood CLO IV Ltd., Series 2020-1A,
Class A, (LIBOR USD 3 Month +
1.24%), 1.42%, 04/15/33
(b)(c)
.... 300 301,440
Elmwood CLO V Ltd.
(b)
:
Series 2020-2A, Class A1, (LIBOR
USD 3 Month + 1.75%), 1.93%,
07/24/31 ............... 1,000 1,000,561
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.20%), 2.38%,
07/24/31 ............... 250 250,128
Flatiron CLO 18 Ltd., Series 2018-1A,
Class A, (LIBOR USD 3 Month +
0.95%), 1.14%, 04/17/31
(b)
..... 250 248,734
Flatiron CLO 19 Ltd., Series 2019-1A,
Class A, (LIBOR USD 3 Month +
1.32%), 1.48%, 11/16/32
(b)
...... 250 250,247
Flatiron CLO 21 Ltd., Series 2021-1A,
Class A1, (LIBOR USD 3 Month +
1.11%), 1.26%, 07/19/34
(b)(c)
.... 1,000 1,000,000
Fs Rialto, Series 2021-FL2, Class A,
(LIBOR USD 1 Month + 1.22%),
1.29%, 04/16/28
(b)
........... 390 390,299
Galaxy XV CLO Ltd., Series 2013-15A,
Class ARR, (LIBOR USD 3 Month +
0.97%), 1.06%, 10/15/30
(b)
..... 275 274,325
Galaxy XXII CLO Ltd., Series 2016-
22A, Class ARR, (LIBOR USD 3
Month + 1.20%), 1.32%, 04/16/34
(b)
(c)
...................... 334 335,807
GoldenTree Loan Management US
CLO 6 Ltd., Series 2019-6A, Class
B1, (LIBOR USD 3 Month + 1.90%),
2.09%, 01/20/33
(b)
........... 326 326,145
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
GoldenTree Loan Opportunities XI
Ltd., Series 2015-11A, Class AR2,
(LIBOR USD 3 Month + 1.07%),
1.26%, 01/18/31
(b)
........... USD 250 $ 250,038
Gracie Point International Funding
(b)
:
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 1.40%), 1.51%,
11/01/23 ............... 410 410,000
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 2.40%), 2.51%,
11/01/23 ............... 550 550,000
Gulf Stream Meridian 1 Ltd., Series
2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.55%, 04/15/33
(b)
1,742 1,745,637
Gulf Stream Meridian 4 Ltd., Series
2021-4A, Class A1, (LIBOR USD 3
Month + 1.20%), 1.31%, 07/15/34
(b)
1,513 1,507,322
HPS Loan Management 10-2016 Ltd.,
Series 10A-16, Class A1RR, (LIBOR
USD 3 Month + 1.14%), 1.27%,
04/20/34
(b)(c)
............... 607 607,051
Jamestown CLO XII Ltd., Series 2019-
1A, Class A2, (LIBOR USD 3 Month
+ 2.15%), 2.34%, 04/20/32
(b)
.... 258 259,093
KVK CLO Ltd., Series 2018-1A, Class
A, (LIBOR USD 3 Month + 0.93%),
1.09%, 05/20/29
(b)
........... 149 148,562
LoanCore Issuer Ltd., Series 2021-
CRE5, Class A, (LIBOR USD 1
Month + 1.30%), 1.37%, 07/15/36
(b)
1,490 1,493,802
Loanpal Solar Loan Ltd., Series 2020-
2GF, Class A, 2.75%, 07/20/47 .. 1,529 1,587,562
Logan CLO I Ltd., Series 2021-1A,
Class A, (LIBOR USD 3 Month +
1.16%), 1.31%, 07/20/34
(b)
..... 611 611,195
Madison Park Funding XI Ltd., Series
2013-11A, Class AR2, (LIBOR
USD 3 Month + 0.90%), 1.07%,
07/23/29
(b)
................ 826 824,976
Madison Park Funding XII Ltd., Series
2014-12A, Class B1R, (LIBOR
USD 3 Month + 1.65%), 1.84%,
07/20/26
(b)
................ 69 68,555
Madison Park Funding XIII Ltd., Series
2014-13A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.69%,
04/19/30
(b)
................ 250 248,254
Madison Park Funding XXV Ltd., Series
2017-25A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 1.74%,
04/25/29
(b)(c)
............... 288 288,518
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (LIBOR
USD 3 Month + 1.20%), 1.38%,
07/29/30
(b)
................ 259 258,677
Madison Park Funding XXXVI Ltd.,
Series 2019-36A, Class B1, (LIBOR
USD 3 Month + 1.85%), 2.03%,
01/15/33
(b)
................ 518 518,256
Madison Park Funding XXXVIII Ltd.,
Series 2021-38A, Class A, (LIBOR
USD 3 Month + 1.12%), 1.25%,
07/17/34
(b)(c)
............... 429 429,000
Mariner CLO LLC, Series 2016-3A,
Class AR2, (LIBOR USD 3 Month +
0.99%), 1.16%, 07/23/29
(b)
..... 250 250,215

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Neuberger Berman CLO XVI-S Ltd.,
Series 2017-16SA, Class AR,
(LIBOR USD 3 Month + 1.04%),
1.24%, 04/15/34
(b)(c)
.......... USD 860 $ 860,774
Neuberger Berman CLO XXII Ltd.,
Series 2016-22A, Class BR, (LIBOR
USD 3 Month + 1.65%), 1.84%,
10/17/30
(b)
................ 250 250,007
Neuberger Berman Loan Advisers CLO
42 Ltd., Series 2021-42A, Class A,
(LIBOR USD 3 Month + 1.10%),
1.24%, 07/16/35
(b)
........... 415 415,333
Ocean Trails CLO VI
(b)
:
Series 2016-6A, Class BRR, (LIBOR
USD 3 Month + 1.45%), 1.63%,
07/15/28 ............... 200 199,627
Series 2016-6A, Class CRR, (LIBOR
USD 3 Month + 2.25%), 2.43%,
07/15/28 ............... 250 250,091
OCP CLO Ltd.
(b)
:
Series 2014-5A, Class A2R, (LIBOR
USD 3 Month + 1.40%), 1.58%,
04/26/31 ............... 300 297,030
Series 2017-13A, Class A2A,
(LIBOR USD 3 Month + 1.80%),
1.98%, 07/15/30 .......... 401 400,891
Series 2020-19A, Class B, (LIBOR
USD 3 Month + 2.50%), 2.69%,
07/20/31 ............... 175 175,122
Octagon Investment Partners 18-R
Ltd., Series 2018-18A, Class A1A,
(LIBOR USD 3 Month + 0.96%),
1.14%, 04/16/31
(b)
........... 289 288,083
Octagon Investment Partners 46 Ltd.
(b)
:
Series 2020-2A, Class A, (LIBOR
USD 3 Month + 1.65%), 1.83%,
07/15/33 ............... 1,000 1,000,322
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.20%), 2.38%,
07/15/33 ............... 300 300,104
Octagon Investment Partners 48 Ltd.,
Series 2020-3A, Class C, (LIBOR
USD 3 Month + 2.55%), 2.74%,
10/20/31
(b)
................ 250 250,453
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.35%), 1.54%,
07/19/30
(b)
................ 263 262,911
OHA Credit Funding 3 Ltd.
(b)
:
Series 2019-3A, Class AR, (LIBOR
USD 3 Month + 1.14%), 1.29%,
07/02/35 ............... 287 287,321
Series 2019-3A, Class B1, (LIBOR
USD 3 Month + 1.80%), 1.99%,
07/20/32 ............... 322 322,288
Series 2019-3A, Class BR, (LIBOR
USD 3 Month + 1.65%), 1.80%,
07/02/35 ............... 308 307,657
OHA Credit Funding 7 Ltd., Series
2020-7A, Class A, (LIBOR USD 3
Month + 1.25%), 1.44%, 10/19/32
(b)
150 150,053
Palmer Square CLO Ltd.
(b)
:
Series 2015-1A, Class A1A4,
(LIBOR USD 3 Month + 1.13%),
1.25%, 05/21/34 .......... 1,974 1,973,803
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-3A, Class B, (LIBOR
USD 3 Month + 1.90%), 2.06%,
08/15/26 ............... USD 312 $ 312,406
Palmer Square Loan Funding Ltd.
(b)
:
Series 2018-4A, Class A2, (LIBOR
USD 3 Month + 1.45%), 1.61%,
11/15/26 ............... 250 250,020
Series 2018-5A, Class A2, (LIBOR
USD 3 Month + 1.40%), 1.59%,
01/20/27 ............... 436 435,927
Series 2019-2A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.79%,
04/20/27 ............... 583 582,578
Series 2020-3A, Class A2, (LIBOR
USD 3 Month + 2.40%), 2.59%,
07/20/28 ............... 475 475,275
Park Avenue Institutional Advisers CLO
Ltd., Series 2016-1A, Class A2R,
(LIBOR USD 3 Month + 1.80%),
1.95%, 08/23/31
(b)
........... 269 268,688
Pikes Peak CLO 1, Series 2018-1A,
Class A, (LIBOR USD 3 Month +
1.18%), 1.36%, 07/24/31
(b)
..... 278 277,961
Pikes Peak CLO 8, Series 2021-8A,
Class A, (LIBOR USD 3 Month +
1.17%), 1.32%, 07/20/34
(b)
..... 250 250,000
Recette CLO Ltd., Series 2015-1A,
Class BRR, (LIBOR USD 3 Month +
1.40%), 1.59%, 04/20/34
(b)
..... 250 246,490
Regatta XVIII Funding Ltd., Series
2021-1A, Class B, (LIBOR USD 3
Month + 1.45%), 1.54%, 01/15/34
(b)
250 248,149
Rockford Tower CLO Ltd.
(b)
:
Series 2017-1A, Class BR2A,
(LIBOR USD 3 Month + 1.65%),
1.83%, 04/20/34 .......... 250 250,004
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.10%), 1.26%,
05/20/31 ............... 250 250,115
Series 2021-1A, Class A1, (LIBOR
USD 3 Month + 1.17%), 1.25%,
07/20/34
(c)
.............. 831 831,000
Romark WM-R Ltd., Series 2018-1A,
Class A1, (LIBOR USD 3 Month +
1.03%), 1.22%, 04/20/31
(b)
..... 247 247,358
RR 11 Ltd., Series 2020-11A, Class
A2, (LIBOR USD 3 Month + 2.10%),
2.28%, 10/15/31
(b)
........... 300 300,448
RR 3 Ltd., Series 2018-3A, Class
A1R2, (LIBOR USD 3 Month +
1.09%), 1.27%, 01/15/30
(b)
..... 257 256,456
Signal Peak CLO 8 Ltd.
(b)
:
Series 2020-8A, Class A, (LIBOR
USD 3 Month + 1.27%), 1.46%,
04/20/33 ............... 250 250,375
Series 2020-8A, Class B, (LIBOR
USD 3 Month + 1.65%), 1.84%,
04/20/33 ............... 250 247,779
Sixth Street CLO XIX Ltd., Series 2021-
19A, Class A, (LIBOR USD 3 Month
+ 1.10%), 1.23%, 07/20/34
(b)
.... 608 607,595
Sixth Street CLO XVI Ltd., Series 2020-
16A, Class B, (LIBOR USD 3 Month
+ 1.85%), 2.04%, 10/20/32
(b)
.... 290 289,947

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
8
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Sound Point CLO XXVIII Ltd., Series
2020-3A, Class A1, (LIBOR USD 3
Month + 1.28%), 1.53%, 01/25/32
(b)
USD 400 $ 401,186
TCW CLO AMR Ltd., Series 2019-1A,
Class B, (LIBOR USD 3 Month +
1.68%), 1.83%, 02/15/29
(b)
..... 289 288,253
TICP CLO IX Ltd., Series 2017-9A,
Class B, (LIBOR USD 3 Month +
1.60%), 1.79%, 01/20/31
(b)
..... 250 250,118
TICP CLO VI Ltd.
(b)
:
Series 2016-6A, Class AR2, (LIBOR
USD 3 Month + 1.12%), 1.30%,
01/15/34 ............... 250 249,577
Series 2016-6A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.68%,
01/15/34 ............... 250 246,410
TICP CLO XII Ltd., Series 2018-12A,
Class B, (LIBOR USD 3 Month +
1.65%), 1.83%, 01/15/31
(b)
..... 380 379,260
Trestles CLO III Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month +
1.33%), 1.52%, 01/20/33
(b)
..... 870 871,272
Trestles CLO Ltd., Series 2017-1A,
Class A1R, (LIBOR USD 3 Month +
0.99%), 1.92%, 04/25/32
(b)
..... 300 299,991
Trinitas CLO XI Ltd., Series 2019-11A,
Class C, (LIBOR USD 3 Month +
3.15%), 3.33%, 07/15/32
(b)
..... 373 373,718
Trinitas CLO XIV Ltd.
(b)
:
Series 2020-14A, Class B, (LIBOR
USD 3 Month + 2.00%), 2.18%,
01/25/34 ............... 452 452,634
Series 2020-14A, Class C, (LIBOR
USD 3 Month + 3.00%), 3.18%,
01/25/34 ............... 343 344,781
Voya CLO Ltd.
(b)
:
Series 2015-2A, Class AR, (LIBOR
USD 3 Month + 0.97%), 1.14%,
07/23/27 ............... 208 208,422
Series 2017-3A, Class A1R, (LIBOR
USD 3 Month + 1.04%), 1.23%,
04/20/34
(c)
.............. 300 300,000
Whitebox CLO II Ltd.
(b)
:
Series 2020-2A, Class A1, (LIBOR
USD 3 Month + 1.75%), 1.93%,
10/24/31 ............... 450 451,211
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.43%,
10/24/31 ............... 300 301,140
York CLO-1 Ltd., Series 2014-1A,
Class BRR, (LIBOR USD 3 Month +
1.65%), 1.83%, 10/22/29
(b)
..... 256 256,313
York CLO-3 Ltd., Series 2016-1A, Class
BR, (LIBOR USD 3 Month + 1.75%),
1.94%, 10/20/29
(b)
........... 725 725,864
York CLO-6 Ltd., Series 2019-1A, Class
A1, (LIBOR USD 3 Month + 1.35%),
1.53%, 07/22/32
(b)
........... 1,094 1,094,078
60,493,272
Security
Par (000)
Par (000) Value
Ireland — 0.0%
(b)
Aqueduct European CLO 4 DAC,
Series 2019-4A, Class B1,
(EURIBOR 3 Month + 1.80%),
1.80%, 07/15/32
(a)
........... EUR 250 $ 296,694
Aqueduct European CLO DAC, Series
2019-4X, Class B1, (EURIBOR 3
Month + 1.80%), 1.80%, 07/15/32 207 245,663
Cairn CLO XII DAC, Series 2020-12A,
Class B, (EURIBOR 3 Month +
2.30%), 2.30%, 04/15/33
(a)(c)
.... 260 309,571
CIFC European Funding CLO II DAC,
Series 2X, Class B1, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/33 207 245,016
Harvest CLO XVIII DAC, Series 18X,
Class B, (EURIBOR 3 Month +
1.20%), 1.20%, 10/15/30 ....... 231 271,713
Holland Park CLO DAC, Series 1X,
Class A1RR, (EURIBOR 3 Month +
0.92%), 0.92%, 11/14/32 ....... 135 160,327
Invesco Euro CLO II DAC, Series 2X,
Class B1, (EURIBOR 3 Month +
1.80%), 1.80%, 08/15/32 ....... 207 245,874
OAK Hill European Credit Partners
V Designated Activity Co., Series
2016-5X, Class B1, (EURIBOR 3
Month + 1.55%), 1.55%, 02/21/30 259 306,064
OAK Hill European Credit Partners
VI DAC, Series 2017-6X, Class
B1, (EURIBOR 3 Month + 1.20%),
1.20%, 01/20/32 ............ 160 187,718
OCP Euro CLO DAC, Series 2017-2X,
Class B, (EURIBOR 3 Month +
1.35%), 1.35%, 01/15/32 ....... 268 317,998
Rockford Tower Europe CLO DAC,
Series 2018-1X, Class B, (EURIBOR
3 Month + 1.85%), 1.85%, 12/20/31 207 245,158
Sound Point Euro CLO II Funding DAC,
Series 2X, Class A, (EURIBOR 3
Month + 1.11%), 1.11%, 10/26/32 . 260 308,364
Voya Euro CLO II DAC, Series 2X,
Class B1, (EURIBOR 3 Month +
1.90%), 1.90%, 07/15/32 ....... 109 129,190
3,269,350
Netherlands — 0.0%
(b)
Avoca CLO XVII DAC, Series 17A,
Class B1R, (EURIBOR 3 Month +
1.70%), 1.70%, 10/15/32
(a)
..... 250 297,131
Avoca CLO XVII Designated Activity
Co., Series 17X, Class AR,
(EURIBOR 3 Month + 0.96%),
0.96%, 10/15/32 ............ 142 168,688
465,819
United States — 1.6%
AccessLex Institute, Series 2007-A,
Class A3, (LIBOR USD 3 Month +
0.30%), 0.45%, 05/25/36
(b)
..... USD 966 953,160
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (LIBOR USD 1
Month + 1.20%), 1.27%, 06/15/36
(a)
(b)
...................... 2,790 2,791,753
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 240 253,854

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Battalion CLO 18 Ltd.
(a)(b)
:
Series 2020-18A, Class A1, (LIBOR
USD 3 Month + 1.80%), 1.98%,
10/15/32 ............... USD 449 $ 450,281
Series 2020-18A, Class B, (LIBOR
USD 3 Month + 2.30%), 2.48%,
10/15/32 ............... 449 450,360
Battalion CLO XX Ltd., Series 2021-
20A, Class A, (LIBOR USD 3 Month
+ 1.18%), 1.31%, 07/15/34
(a)(b)
... 612 611,585
BHG Securitization Trust
(a)
:
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 1,543 1,542,826
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 170 170,998
Series 2021-A, Class C, 3.69%,
11/17/33 ............... 100 101,079
Brex Commercial Charge Card Master
Trust, Series 2021-1, Class A,
2.09%, 07/15/24
(a)
........... 1,850 1,861,793
College Avenue Student Loans LLC,
Series 2021-B,  3.78%, 06/25/52 . 100 99,954
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 5,180 5,177,588
Lendmark Funding Trust
(a)
:
Series 2021-1A, Class B, 2.47%,
11/20/31 ............... 960 969,506
Series 2021-1A, Class C, 3.41%,
11/20/31 ............... 740 748,967
Series 2021-1A, Class D, 5.05%,
11/20/31 ............... 640 652,050
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 2,050 2,085,096
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL6, Class
A, (LIBOR USD 1 Month + 1.10%),
1.20%, 07/16/36
(a)(b)
.......... 970 971,345
Mosaic Solar Loans LLC
(a)
:
Series 2017-2A, Class A, 3.82%,
06/22/43 ............... 466 494,264
Series 2021-2A, Class A, 1.64%,
04/22/47 ............... 3,180 3,160,895
Series 2021-2A, Class B, 2.09%,
04/22/47 ............... 1,270 1,260,693
Navient Private Education Refi Loan
Trust
(a)
:
Series 2019-A, Class A2A, 3.42%,
01/15/43 ............... 499 511,171
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 0.10%, 04/15/60
(b)
6,450 6,378,949
Series 2021-DA, Class B, 2.61%,
04/15/60
(c)
.............. 960 960,000
Series 2021-DA, Class C, 3.48%,
04/15/60
(c)
.............. 2,477 2,477,000
Series 2021-DA, Class D, 4.00%,
04/15/60
(c)
.............. 790 767,905
Nelnet Student Loan Trust
(a)
:
Series 2021-A, Class A1, (LIBOR
USD 1 Month + 0.80%), 0.90%,
04/20/62
(b)
.............. 10,080 10,095,904
Series 2021-A, Class A2, (LIBOR
USD 1 Month + 1.03%), 1.13%,
04/20/62
(b)
.............. 4,220 4,229,398
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... USD 8,090 $ 8,249,597
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 4,690 4,726,494
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 2,000 2,014,335
Series 2021-BA, Class AFX, 1.42%,
04/20/62 ............... 7,490 7,489,193
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 7,560 7,555,748
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 2,110 2,114,398
Series 2021-BA, Class D, 4.75%,
04/20/62 ............... 620 619,815
OneMain Financial Issuance Trust
(a)
:
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... 180 180,344
Series 2021-1A, Class D, 2.47%,
06/16/36 ............... 390 392,646
Oportun Issuance Trust
(a)
:
Series 2021-B, Class A, 1.47%,
05/08/31 ............... 2,350 2,355,865
Series 2021-B, Class B, 1.96%,
05/08/31 ............... 440 441,374
Series 2021-B, Class C, 3.65%,
05/08/31 ............... 210 210,522
Series 2021-B, Class D, 5.41%,
05/08/31 ............... 500 501,118
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)(c)
............... 5,330 5,409,950
Progress Residential, Series 2021-
SFR3, Class F, 3.44%, 05/17/26
(a)
900 909,503
RR LLC, Series 2017-1A, Class A1AB,
(LIBOR USD 3 Month + 1.15%),
1.23%, 07/15/35
(a)(b)(c)
......... 414 414,000
SLM Private Credit Student Loan
Trust
(b)
:
Series 2005-B, Class A4, (LIBOR
USD 3 Month + 0.33%), 0.45%,
06/15/39 ............... 5,234 5,093,763
Series 2006-A, Class A5, (LIBOR
USD 3 Month + 0.29%), 0.41%,
06/15/39 ............... 2,318 2,251,475
Series 2007-A, Class A4A, (LIBOR
USD 3 Month + 0.24%), 0.36%,
12/16/41 ............... 2,082 2,030,057
SMB Private Education Loan Trust
(a)
:
Series 2019-A, Class A2A, 3.44%,
07/15/36 ............... 1,754 1,838,517
Series 2020-B, Class B, 2.76%,
07/15/53 ............... 1,330 1,339,397
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 4,810 4,849,144
Series 2021-A, Class D1, 3.86%,
01/15/53 ............... 2,580 2,567,287
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 1,410 1,408,645
Series 2021-C, Class A2, (LIBOR
USD 1 Month + 0.80%), 0.89%,
01/15/53
(b)
.............. 4,750 4,749,998
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 500 498,435
Series 2021-C, Class C, 3.00%,
01/15/53
(c)
.............. 410 410,000

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
10
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-C, Class D, 3.93%,
01/15/53
(c)
.............. USD 190 $ 190,000
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 3.69%,
06/15/48
(a)(c)
............... 1,036 1,073,116
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 3.34%,
08/25/47
(a)
................ 388 397,501
Upstart Pass-Through Trust
(a)
:
Series 2021-ST4, Class A, 2.00%,
07/20/27 ............... 600 599,770
Series 2021-ST5, Class A, 2.00%,
07/20/27 ............... 300 299,741
123,410,122
Total Asset-Backed Securities — 2.4%
(Cost: $186,074,695) ............................. 187,638,563
Shares
Shares
Common Stocks — 72.0%
Argentina — 0.4%
MercadoLibre, Inc.
(d)(e)
........... 20,816 32,426,957
Australia — 0.3%
Australia & New Zealand Banking
Group Ltd. ................ 8,097 170,911
BHP Group Ltd. ............... 4,567 166,149
BHP Group plc ............... 223,223 6,605,386
Commonwealth Bank of Australia ... 1,925 144,149
CSL Ltd. .................... 1,651 353,097
Fortescue Metals Group Ltd. ...... 24,234 423,342
Goodman Group .............. 8,673 137,256
Quintis HoldCo Pty. Ltd., (Acquired
10/22/18, cost $5,761,227)
(c)(d)(f)(g)
. 9,827,224 9,580,905
Ramsay Health Care Ltd. ........ 1,878 88,605
Rio Tinto plc ................. 80,641 6,659,941
Telstra Corp. Ltd. .............. 76,249 215,052
Woodside Petroleum Ltd. ........ 9,621 160,206
24,704,999
Belgium — 0.0%
Anheuser-Busch InBev SA/NV ..... 2,083 150,161
KBC Group NV ............... 1,288 98,341
248,502
Brazil — 0.2%
Ambev SA .................. 43,837 150,360
B3 SA - Brasil Bolsa Balcao ....... 257,086 865,775
Banco do Brasil SA ............ 63,113 407,573
Cia Siderurgica Nacional SA ...... 5,801 51,038
Engie Brasil Energia SA ......... 44,036 346,530
Magazine Luiza SA
(d)
........... 356,943 1,517,822
Petroleo Brasileiro SA, ADR
(e)
..... 34,098 417,018
Seguridade Participacoes SA ...... 52,736 245,878
Vale SA .................... 8,832 200,725
Vale SA, ADR
(e)
............... 300,675 6,858,397
WEG SA ................... 16,796 113,599
11,174,715
Canada — 1.0%
Alimentation Couche-Tard, Inc., Class
B ...................... 3,169 116,447
Bank of Nova Scotia (The) ........ 2,111 137,293
Barrick Gold Corp. ............. 5,569 115,190
Security
Shares
Shares Value
Canada (continued)
Brookfield Asset Management
Reinsurance Partners Ltd., Class A
(d)
117 $ 6,182
Brookfield Asset Management, Inc.,
Class A .................. 15,423 786,827
Canadian National Railway Co. .... 3,732 393,763
Canadian Natural Resources Ltd. ... 3,756 136,351
CGI, Inc., Class A
(d)
............ 1,669 151,322
Enbridge, Inc. ................ 1,607,134 64,344,999
George Weston Ltd. ............ 1,629 155,265
Loblaw Cos. Ltd. .............. 3,748 230,667
Magna International, Inc. ......... 966 89,438
Manulife Financial Corp. ......... 13,670 269,077
Nutrien Ltd. .................. 6,816 412,996
Restaurant Brands International, Inc. 1,543 99,419
Shopify, Inc., Class A
(d)
.......... 5,080 7,422,139
Sun Life Financial, Inc. .......... 4,255 219,409
TC Energy Corp. .............. 18,644 922,574
Thomson Reuters Corp. ......... 2,685 266,702
Toronto-Dominion Bank (The) ..... 2,719 190,545
76,466,605
Cayman Islands — 0.1%
Hedosophia European Growth
(d)
.... 257,659 3,049,081
Chile — 0.0%
Sociedad Quimica y Minera de Chile
SA, ADR
(e)
................ 4,180 197,839
China — 3.0%
AAC Technologies Holdings, Inc. ... 197,500 1,477,588
Agricultural Bank of China Ltd., Class H 1,386,000 480,949
Aier Eye Hospital Group Co. Ltd., Class
A ...................... 272,622 2,985,587
Alibaba Group Holding Ltd.
(d)
...... 394,600 11,188,425
Alibaba Group Holding Ltd., ADR
(d)
.. 75,207 17,055,443
Amoy Diagnostics Co. Ltd., Class A . 90,650 1,457,247
Anhui Conch Cement Co. Ltd., Class H 16,500 87,461
Anhui Gujing Distillery Co. Ltd., Class B 5,300 73,379
ANTA Sports Products Ltd. ....... 333,000 7,815,752
Asymchem Laboratories Tianjin Co.
Ltd., Class A
(d)
.............. 39,787 2,288,595
Autobio Diagnostics Co. Ltd., Class A 83,610 979,163
Autohome, Inc., ADR ........... 9,636 616,319
Baidu, Inc., ADR, Class A
(d)
....... 2,376 484,466
Bank of China Ltd., Class H ....... 675,000 242,367
Brilliance China Automotive Holdings
Ltd. ..................... 84,000 52,332
BYD Co. Ltd., Class A ........... 221,800 8,574,457
China CITIC Bank Corp. Ltd., Class H 156,000 73,860
China Construction Bank Corp., Class
H ...................... 855,000 670,922
China Feihe Ltd.
(a)
............. 78,000 168,170
China Galaxy Securities Co. Ltd., Class
H ...................... 142,500 84,905
China Hongqiao Group Ltd. ....... 200,000 270,820
China Life Insurance Co. Ltd., Class H 84,000 166,540
China Merchants Bank Co. Ltd., Class
H ...................... 184,000 1,567,348
China National Building Material Co.
Ltd., Class H ............... 826,000 969,919
China Petroleum & Chemical Corp.,
Class H .................. 1,158,000 588,565
China Resources Cement Holdings Ltd. 258,000 245,135
China Resources Power Holdings Co.
Ltd. ..................... 134,000 183,056
China Tower Corp. Ltd., Class H
(a)
... 558,000 76,839

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
China (continued)
Contemporary Amperex Technology
Co. Ltd., Class A
(d)
........... 227,800 $ 18,773,831
COSCO SHIPPING Holdings Co. Ltd.,
Class H
(d)
................. 22,000 55,283
Country Garden Services Holdings Co.
Ltd. ..................... 321 3,464
Dali Foods Group Co. Ltd.
(a)
....... 179,500 107,039
Dongfeng Motor Group Co. Ltd., Class
H ...................... 226,000 202,865
ENN Energy Holdings Ltd. ........ 78,600 1,493,852
Foshan Haitian Flavouring & Food Co.
Ltd., Class A ............... 76,800 1,529,355
Ganfeng Lithium Co. Ltd., Class H
(a)
. 152,000 2,270,005
Glodon Co. Ltd., Class A ......... 150,990 1,588,527
GoerTek, Inc., Class A .......... 41,500 273,895
Guangdong Marubi Biotechnology Co.
Ltd., Class A ............... 92,200 742,139
Guangzhou Automobile Group Co. Ltd.,
Class H .................. 146,000 131,043
Guangzhou Baiyun International Airport
Co. Ltd., Class A ............ 1,452,000 2,509,980
Haidilao International Holding Ltd.
(a)
. 222,000 1,168,981
Haitong Securities Co. Ltd., Class H . 98,800 86,516
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 181,600 1,305,181
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(a)
.............. 49,400 1,157,787
Hansoh Pharmaceutical Group Co.
Ltd.
(a)
.................... 1,316,000 5,750,446
Hengan International Group Co. Ltd. . 29,500 197,399
Hithink RoyalFlush Information Network
Co. Ltd., Class A ............ 10,300 179,282
Huaneng Power International, Inc.,
Class H .................. 294,000 114,993
Huazhu Group Ltd., ADR
(d)
....... 19,276 1,017,966
Hundsun Technologies, Inc., Class A
(d)
104,524 1,504,346
Industrial & Commercial Bank of China
Ltd., Class H ............... 1,805,000 1,057,764
Intco Medical Technology Co. Ltd.,
Class A .................. 6,300 121,558
Jafron Biomedical Co. Ltd., Class A .. 1,500 20,006
JD Health International, Inc.
(a)(d)
.... 808,800 11,552,102
JD.com, Inc., ADR
(d)
............ 6,185 493,625
Kingdee International Software Group
Co. Ltd.
(d)
................. 1,407,000 4,765,315
Lenovo Group Ltd. ............. 162,000 186,041
Li Auto, Inc., ADR
(d)(e)
........... 294,615 10,293,848
Luzhou Laojiao Co. Ltd., Class A ... 1,300 47,330
Meituan Dianping, Class B
(d)
...... 34,100 1,406,665
Ming Yuan Cloud Group Holdings Ltd.
(d)
295,000 1,460,089
NetEase, Inc., ADR ............ 28,967 3,338,447
NIO, Inc., ADR
(d)
.............. 9,213 490,132
NXP Semiconductors NV ........ 140,087 28,818,698
PetroChina Co. Ltd., Class H ...... 664,000 325,167
Pharmaron Beijing Co. Ltd., Class H
(a)
5,300 141,118
PICC Property & Casualty Co. Ltd.,
Class H .................. 366,000 320,150
Ping An Insurance Group Co. of China
Ltd., Class A ............... 127,600 1,267,075
Ping An Insurance Group Co. of China
Ltd., Class H ............... 50,000 488,770
Prosus NV
(d)
................. 2,370 232,183
Shanghai International Airport Co. Ltd.,
Class A .................. 392,390 2,917,489
Shenzhen Inovance Technology Co.
Ltd., Class A ............... 173,250 1,984,816
Security
Shares
Shares Value
China (continued)
Sun Art Retail Group Ltd.
(d)
....... 227,000 $ 169,035
TAL Education Group, ADR
(d)
...... 102,882 2,595,713
Tencent Holdings Ltd. ........... 409,900 30,862,400
Tingyi Cayman Islands Holding Corp. 206,000 411,264
Topsports International Holdings Ltd.
(a)
47,000 76,854
Venus MedTech Hangzhou, Inc., Class
H
(a)(d)
.................... 352,500 2,936,633
Venustech Group, Inc., Class A .... 299,496 1,342,565
Vipshop Holdings Ltd., ADR
(d)
...... 23,709 476,077
Want Want China Holdings Ltd. .... 1,744,000 1,234,861
Wuhan Raycus Fiber Laser
Technologies Co. Ltd., Class A ... 150,486 2,651,124
Wuhu Sanqi Interactive Entertainment
Network Technology Group Co. Ltd.,
Class A .................. 63,500 235,845
WuXi AppTec Co. Ltd., Class A ..... 76,542 1,849,992
Wuxi Biologics Cayman, Inc.
(a)(d)
.... 327,965 6,005,135
Yifeng Pharmacy Chain Co. Ltd., Class
A ...................... 156,934 1,360,347
Yihai International Holding Ltd.
(d)
.... 299,000 2,008,098
Yonyou Network Technology Co. Ltd.,
Class A .................. 170,014 873,302
Yum China Holdings, Inc. ........ 46,324 3,068,965
ZTO Express Cayman, Inc., ADR ... 3,331 101,096
233,077,478
Denmark — 0.3%
AP Moller - Maersk A/S, Class A .... 299 831,699
AP Moller - Maersk A/S, Class B .... 357 1,027,771
Carlsberg A/S, Class B .......... 898 167,581
DSV Panalpina A/S ............ 42,029 9,811,165
Genmab A/S
(d)
................ 8,916 3,653,267
Orsted A/S
(a)
................. 557 78,181
Pandora A/S ................. 36,148 4,876,871
20,446,535
Finland — 0.2%
Neste OYJ .................. 252,671 15,499,355
France — 3.5%
Alstom SA .................. 792,371 40,035,137
Arkema SA .................. 173,465 21,801,799
AXA SA .................... 15,972 405,567
BNP Paribas SA .............. 154,155 9,674,713
Cie de Saint-Gobain ............ 227,543 15,016,892
Cie Generale des Etablissements
Michelin SCA .............. 2,833 452,134
Credit Agricole SA ............. 14,095 197,606
Danone SA .................. 430,909 30,316,581
Electricite de France SA ......... 6,554 89,568
EssilorLuxottica SA ............ 120,621 22,282,704
Faurecia SE ................. 27 1,319
Kering SA ................... 7,510 6,580,395
LVMH Moet Hennessy Louis Vuitton SE 36,187 28,466,757
Orange SA .................. 30,469 347,736
Pernod Ricard SA ............. 4,060 902,385
Safran SA ................... 334,259 46,389,444
Sanofi ..................... 414,084 43,504,741
Sartorius Stedim Biotech ......... 338 159,972
Societe Generale SA ........... 192,989 5,708,888
TOTAL SE .................. 4,869 220,574
Worldline SA
(a)(d)
.............. 950 89,019
272,643,931
Germany — 3.7%
adidas AG .................. 106,020 39,562,198
Allianz SE (Registered) .......... 206,555 51,547,237

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
12
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Germany (continued)
Auto1 Group SE
(a)(d)
............ 257,524 $ 11,313,554
BASF SE ................... 3,503 276,526
Bayerische Motoren Werke AG .... 1,561 165,490
Continental AG ............... 2,509 369,127
Daimler AG (Registered) ......... 451,431 40,339,259
Deutsche Bank AG (Registered)
(d)
... 9,736 126,935
Deutsche Boerse AG ........... 4,818 840,964
Deutsche Post AG (Registered) .... 4,037 274,939
Deutsche Telekom AG (Registered) . 1,834,153 38,792,348
Evonik Industries AG ........... 2,955 99,209
Fresenius Medical Care AG & Co.
KGaA ................... 5,028 417,808
Fresenius SE & Co. KGaA ........ 5,587 291,585
Infineon Technologies AG ........ 213,116 8,572,219
Puma SE ................... 156,971 18,734,639
SAP SE .................... 881 123,745
Siemens AG ................. 335,589 53,284,414
Vantage Towers AG
(d)
........... 715,393 23,039,210
288,171,406
Hong Kong — 0.5%
AIA Group Ltd. ............... 2,631,400 32,644,040
CLP Holdings Ltd. ............. 140,000 1,383,599
Hang Lung Properties Ltd. ........ 906,000 2,197,311
Hysan Development Co. Ltd. ...... 227,000 904,866
Jardine Matheson Holdings Ltd. .... 33,300 2,128,520
Nine Dragons Paper Holdings Ltd. .. 141,000 180,799
39,439,135
India — 0.3%
HCL Technologies Ltd. .......... 62,174 823,675
Housing Development Finance Corp.
Ltd. ..................... 1,055 35,209
Indian Oil Corp. Ltd. ............ 189,429 275,409
InterGlobe Aviation Ltd.
(a)(d)
....... 43,485 1,005,466
Petronet LNG Ltd. ............. 193,251 587,460
Reliance Industries Ltd. ......... 557,698 15,107,079
Tata Consultancy Services Ltd. .... 4,454 200,722
Think & Learn Pvt Ltd., Series
F (Acquired 12/11/20, cost
$2,928,536)
(c)(d)(g)
............ 1,951 7,482,347
25,517,367
Indonesia — 0.0%
Bank Central Asia Tbk. PT ........ 953,100 1,982,166
Ireland — 0.0%
Flutter Entertainment plc
(d)
........ 5,681 1,033,933
Israel — 0.0%
(d)
ION Acquisition Corp. 2 Ltd. ....... 130,872 1,320,499
SimilarWeb Ltd.
(e)
.............. 63,066 1,242,400
2,562,899
Italy — 1.7%
Assicurazioni Generali SpA ....... 327,117 6,567,431
Atlantia SpA
(d)
................ 70,520 1,280,503
Banca Mediolanum SpA ......... 139,181 1,355,513
Buzzi Unicem SpA ............. 48,293 1,282,971
Enel SpA ................... 6,212,012 57,727,457
Eni SpA .................... 15,046 183,434
Ferrari NV .................. 43,812 9,044,827
FinecoBank Banca Fineco SpA
(d)
... 79,727 1,391,342
Intesa Sanpaolo SpA ........... 17,353,294 48,005,095
Nexi SpA
(a)(d)
................. 71,575 1,572,879
Poste Italiane SpA
(a)(e)
........... 98,982 1,310,082
Prysmian SpA ................ 41,069 1,473,805
Security
Shares
Shares Value
Italy (continued)
Snam SpA .................. 231,533 $ 1,339,362
132,534,701
Japan — 1.7%
Aisin Seiki Co. Ltd. ............. 11,100 475,940
Asahi Kasei Corp. ............. 13,800 151,678
Astellas Pharma, Inc. ........... 28,265 492,565
Daifuku Co. Ltd. ............... 32,000 2,903,301
Dai-ichi Life Holdings, Inc. ........ 4,900 90,156
Daiichi Sankyo Co. Ltd. .......... 7,400 159,641
Daikin Industries Ltd. ........... 1,800 335,430
Disco Corp. .................. 14,900 4,530,333
ENEOS Holdings, Inc. .......... 50,900 213,312
FANUC Corp. ................ 26,900 6,450,561
Fast Retailing Co. Ltd. .......... 200 150,338
GMO Payment Gateway, Inc. ...... 20,800 2,701,374
Honda Motor Co. Ltd. ........... 7,200 231,575
Hoya Corp. .................. 208,274 27,548,477
ITOCHU Corp. ............... 3,400 98,106
Japan Post Bank Co. Ltd. ........ 23,800 200,167
Kao Corp. ................... 18,800 1,159,209
KDDI Corp. .................. 3,700 115,276
Keyence Corp. ............... 20,200 10,173,193
Kirin Holdings Co. Ltd. .......... 36,200 706,473
Komatsu Ltd. ................ 4,400 109,004
Kose Corp. .................. 59,300 9,315,860
Kubota Corp. ................ 5,900 119,355
Maeda Road Construction Co. Ltd. .. 23,400 460,507
Marubeni Corp. ............... 13,600 118,435
Mitsubishi Corp. ............... 3,400 92,875
Mitsubishi Estate Co. Ltd. ........ 163,700 2,645,978
Mitsubishi UFJ Financial Group, Inc. . 21,600 116,343
Mizuho Financial Group, Inc. ...... 37,600 538,902
NEC Corp. .................. 19,500 1,003,360
Nexon Co. Ltd. ............... 9,600 213,643
Nidec Corp. ................. 1,400 160,986
Nintendo Co. Ltd. .............. 800 462,938
Nippon Telegraph & Telephone Corp. 151,420 3,958,905
Nissan Motor Co. Ltd.
(d)
.......... 35,300 175,854
Nomura Holdings, Inc. .......... 124,100 631,605
Obic Co. Ltd. ................. 500 92,990
Ono Pharmaceutical Co. Ltd. ...... 21,500 479,454
Oracle Corp. Japan ............ 6,600 504,298
Oriental Land Co. Ltd. .......... 41,500 5,912,323
Otsuka Holdings Co. Ltd. ........ 1,800 74,740
Panasonic Corp. .............. 26,400 303,983
Recruit Holdings Co. Ltd. ........ 199,500 9,783,240
SG Holdings Co. Ltd. ........... 2,200 57,770
Shin-Etsu Chemical Co. Ltd. ...... 159,434 26,667,041
SoftBank Corp. ............... 13,500 176,512
Sony Corp. .................. 72,300 7,010,733
Sumitomo Mitsui Financial Group, Inc. 13,100 451,583
Sumitomo Mitsui Trust Holdings, Inc. . 4,800 153,121
Suzuki Motor Corp. ............ 5,400 228,850
Takeda Pharmaceutical Co. Ltd. .... 9,000 302,045
Tokio Marine Holdings, Inc. ....... 2,500 115,151
Tokyo Electron Ltd. ............ 500 216,192
Toshiba Corp. ................ 2,600 112,323
Toyota Motor Corp. ............ 2,500 218,535
Z Holdings Corp. .............. 342,800 1,715,530
133,588,069
Luxembourg — 0.1%
ArcelorMittal SA ............... 141,838 4,366,775

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Macau — 0.0%
SJM Holdings Ltd.
(d)
............ 836,000 $ 912,555
Mexico — 0.0%
Grupo Bimbo SAB de CV ........ 105,815 233,033
Netherlands — 1.9%
Adyen NV
(a)(d)
................ 9,133 22,397,140
Akzo Nobel NV ............... 194,945 24,138,262
ASML Holding NV ............. 60,239 41,584,138
Heineken Holding NV ........... 4,626 466,804
ING Groep NV ................ 3,943,564 52,348,255
Koninklijke Ahold Delhaize NV ..... 23,403 696,931
Koninklijke Philips NV ........... 4,760 236,259
Royal Dutch Shell plc, Class A ..... 19,565 392,237
Royal Dutch Shell plc, Class B ..... 12,184 236,525
142,496,551
New Zealand — 0.0%
Xero Ltd.
(d)
.................. 1,248 128,369
Norway — 0.0%
LINK Mobility Group Holding ASA
(d)
.. 219,589 801,830
Telenor ASA ................. 24,568 414,341
1,216,171
Poland — 0.1%
InPost SA
(d)
.................. 185,883 3,730,673
KGHM Polska Miedz SA ......... 1,891 93,043
Polski Koncern Naftowy ORLEN SA . 10,851 218,772
4,042,488
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 75,890 1,383,993
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 2,041 89,024
Singapore — 0.1%
DBS Group Holdings Ltd. ........ 109,600 2,438,305
United Overseas Bank Ltd. ....... 124,800 2,403,323
4,841,628
South Africa — 0.1%
Anglo American Platinum Ltd. ..... 1,287 148,640
Anglo American plc ............ 143,992 5,730,043
Impala Platinum Holdings Ltd. ..... 18,011 296,236
Kumba Iron Ore Ltd.
(e)
........... 7,466 333,631
MTN Group Ltd.
(d)
............. 18,396 132,904
Thungela Resources Ltd.
(d)(e)
...... 540 1,486
6,642,940
South Korea — 0.7%
Amorepacific Corp. ............ 45,317 10,138,721
Hana Financial Group, Inc. ....... 6,187 253,552
Kakao Corp. ................. 109,478 15,857,073
KB Financial Group, Inc. ......... 5,706 283,189
LG Chem Ltd. ................ 17,773 13,420,216
LG Electronics, Inc. ............ 649 93,965
Lotte Chemical Corp. ........... 455 106,035
NCSoft Corp. ................ 4,056 2,951,237
POSCO .................... 5,691 1,758,802
Samsung Biologics Co. Ltd.
(a)(d)
.... 424 315,920
Samsung Electronics Co. Ltd. ..... 7,390 529,022
Samsung Fire & Marine Insurance Co.
Ltd. ..................... 1,096 214,664
Samsung SDI Co. Ltd. .......... 15,438 9,558,253
SK Hynix, Inc. ................ 1,057 119,302
Security
Shares
Shares Value
South Korea (continued)
SK, Inc. .................... 1,542 $ 386,497
55,986,448
Spain — 0.4%
Cellnex Telecom SA
(a)
........... 504,436 32,173,576
Endesa SA .................. 14,096 342,192
Iberdrola SA ................. 21,012 256,234
32,772,002
Sweden — 1.2%
Atlas Copco AB, Class A ......... 53,924 3,311,386
Atlas Copco AB, Class B ......... 2,203 116,024
Epiroc AB, Class A ............. 116,142 2,643,817
EQT AB .................... 3,197 116,134
H & M Hennes & Mauritz AB, Class B
(d)
13,216 313,872
Hexagon AB, Class B ........... 553,192 8,196,299
Sandvik AB .................. 866,793 22,163,599
Svenska Handelsbanken AB, Class A 16,605 187,436
Swedbank AB, Class A .......... 158,552 2,951,751
Telefonaktiebolaget LM Ericsson, Class
B ...................... 79,858 1,004,127
Volvo AB, Class B ............. 2,209,494 53,247,536
94,251,981
Switzerland — 0.5%
ABB Ltd. (Registered) ........... 181,820 6,177,271
Alcon, Inc. .................. 8,124 569,798
Alcon, Inc. .................. 44,812 3,148,491
Cie Financiere Richemont SA
(Registered) ............... 32,164 3,899,197
Kuehne + Nagel International AG
(Registered) ............... 2,109 721,825
Lonza Group AG (Registered) ..... 6,048 4,287,770
Nestle SA (Registered) .......... 50,160 6,252,298
Novartis AG (Registered) ........ 6,161 562,047
Partners Group Holding AG ....... 120 181,914
Roche Holding AG ............. 348 131,140
Sika AG (Registered) ........... 27,859 9,127,666
Straumann Holding AG (Registered) . 3,664 5,844,241
UBS Group AG (Registered) ...... 11,078 169,684
Zurich Insurance Group AG ....... 797 320,127
41,393,469
Taiwan — 1.1%
ASE Technology Holding Co. Ltd. ... 31,000 124,379
Asustek Computer, Inc.
(d)
......... 4,000 53,336
Cathay Financial Holding Co. Ltd. ... 795,000 1,537,087
China Steel Corp. ............. 73,000 103,671
Chunghwa Telecom Co. Ltd. ...... 394,000 1,607,784
Formosa Chemicals & Fibre Corp. .. 344,000 1,045,639
Formosa Plastics Corp. .......... 308,000 1,138,183
Fubon Financial Holding Co. Ltd. ... 832,000 2,205,693
Hon Hai Precision Industry Co. Ltd. .. 449,960 1,806,593
MediaTek, Inc. ................ 15,000 517,294
Nan Ya Plastics Corp. ........... 417,000 1,244,008
Nanya Technology Corp. ......... 54,000 154,323
Novatek Microelectronics Corp. .... 24,000 428,954
Sea Ltd., ADR
(d)
............... 14,104 3,872,958
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 3,135,000 67,521,732
Uni-President Enterprises Corp. .... 594,000 1,559,812
United Microelectronics Corp. ..... 86,000 163,082
Yageo Corp.
(d)
................ 133,000 2,677,614
87,762,142

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
14
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Thailand — 0.0%
Intouch Holdings PCL, Class F ..... 797,000 $ 1,617,166
Thai Beverage PCL ............ 992,400 499,069
2,116,235
United Arab Emirates — 0.0%
NMC Health plc
(c)(d)
............. 365,939 5
United Kingdom — 2.9%
Alphawave IP Group plc
(d)
........ 745,739 3,713,691
AstraZeneca plc .............. 380,017 45,656,848
Auto Trader Group plc
(a)(d)
........ 356,969 3,126,337
Barclays plc ................. 93,198 221,166
Berkeley Group Holdings plc ...... 73,378 4,665,721
BP plc ..................... 37,032 162,400
BP plc, ADR
(e)
................ 375,450 9,919,389
British American Tobacco plc ...... 5,404 209,814
Compass Group plc
(d)
........... 921,753 19,419,414
Diageo plc .................. 28,979 1,388,921
Experian plc ................. 3,329 128,530
Genius Sports Ltd.
(d)(e)
........... 125,772 2,360,740
GlaxoSmithKline plc ............ 39,530 777,124
Legal & General Group plc ....... 161,748 577,050
Linde plc ................... 1,685 487,134
Lloyds Banking Group plc ........ 54,861,669 35,487,641
London Stock Exchange Group plc .. 1,082 119,572
National Grid plc .............. 19,106 243,022
Natwest Group plc ............. 73,348 206,422
Reckitt Benckiser Group plc ....... 2,028 179,174
RELX plc ................... 11,524 305,579
Spirax-Sarco Engineering plc ...... 17,200 3,239,566
THG Holdings Ltd.
(d)
............ 3,998,357 33,738,656
Unilever plc .................. 544,635 31,879,964
Unilever plc .................. 200,830 11,735,218
Vodafone Group plc ............ 8,144,491 13,650,411
223,599,504
United States — 46.0%
10X Future Technologies Holding
Ltd., (Acquired 05/13/21, cost
$7,969,637)
(c)(d)(g)
............ 210,424 7,844,594
3M Co. ..................... 703 139,637
Abbott Laboratories ............ 455,063 52,755,454
AbbVie, Inc. ................. 418,551 47,145,585
Accenture plc, Class A .......... 1,958 577,199
Activision Blizzard, Inc. .......... 1,275 121,686
Adobe, Inc.
(d)
................. 1,850 1,083,434
Advance Auto Parts, Inc. ......... 36,156 7,417,042
Advanced Micro Devices, Inc.
(d)
.... 3,624 340,402
Agilent Technologies, Inc. ........ 3,372 498,415
Air Products & Chemicals, Inc. ..... 130,423 37,520,089
Airbnb, Inc., Class A
(d)
........... 44,949 6,883,490
Alaska Air Group, Inc.
(d)
.......... 27,478 1,657,198
Albemarle Corp. .............. 85,329 14,374,523
Align Technology, Inc.
(d)
.......... 647 395,317
Alkami Technology, Inc.
(d)
........ 941 33,566
Alnylam Pharmaceuticals, Inc.
(d)
.... 24,637 4,176,464
Alphabet, Inc., Class A
(d)
......... 1,193 2,913,056
Alphabet, Inc., Class C
(d)
......... 52,785 132,296,101
Altair Engineering, Inc., Class A
(d)(e)
.. 91,007 6,276,753
Amazon.com, Inc.
(d)
............ 29,450 101,312,712
American Electric Power Co., Inc. ... 2,240 189,482
American Tower Corp. .......... 197,350 53,312,129
American Water Works Co., Inc. .... 27,859 4,293,908
Ameriprise Financial, Inc. ........ 397 98,805
AmerisourceBergen Corp. ........ 1,349 154,447
Amgen, Inc. ................. 20,134 4,907,663
Security
Shares
Shares Value
United States (continued)
Anthem, Inc. ................. 74,409 $ 28,409,356
Aon plc, Class A .............. 2,216 529,092
Apellis Pharmaceuticals, Inc.
(d)
..... 35,442 2,239,934
Apple, Inc.
(h)
................. 942,841 129,131,503
Applied Materials, Inc. .......... 225,160 32,062,784
Aptiv plc
(d)
................... 152,926 24,059,848
Aramark .................... 19,937 742,653
Astra Space, Inc., (Acquired 06/30/21
cost $2,495,210)
(d)(g)
.......... 249,521 2,495,210
Atlassian Corp. plc, Class A
(d)
...... 19,188 4,928,630
Autodesk, Inc.
(d)
............... 83,416 24,349,130
AutoZone, Inc.
(d)
.............. 152 226,817
Bank of America Corp. .......... 2,153,293 88,780,270
Bank of New York Mellon Corp. (The) 16,228 831,360
Baxter International, Inc. ......... 67,916 5,467,238
Becton Dickinson and Co. ........ 2,868 697,469
Berkshire Hathaway, Inc., Class B
(d)
. 26,998 7,503,284
Biogen, Inc.
(d)
................ 551 190,795
Booking Holdings, Inc.
(d)
......... 96 210,057
Boston Scientific Corp.
(d)
......... 1,287,517 55,054,227
Bright Horizons Family Solutions, Inc.
(d)
8,517 1,252,936
Bristol-Myers Squibb Co. ......... 517,844 34,602,336
Broadcom, Inc. ............... 679 323,774
Brown-Forman Corp., Class B ..... 12,442 932,404
C3.ai, Inc., Class A
(d)
........... 95,489 5,970,927
Cadence Design Systems, Inc.
(d)
... 24,435 3,343,197
California Resources Corp.
(d)(e)
..... 131,224 3,955,091
Capital One Financial Corp. ....... 362,843 56,128,184
Capri Holdings Ltd.
(d)
........... 155,855 8,913,347
Carrier Global Corp. ............ 90,339 4,390,475
Cerner Corp. ................. 9,532 745,021
CH Robinson Worldwide, Inc. ..... 37,363 3,499,792
Charles Schwab Corp. (The) ...... 643,211 46,832,193
Charter Communications, Inc., Class
A
(d)
..................... 50,425 36,379,116
Chubb Ltd. .................. 90,396 14,367,540
Cigna Corp. ................. 5,941 1,408,433
Citigroup, Inc. ................ 26,724 1,890,723
Clorox Co. (The) .............. 1,456 261,949
CME Group, Inc. .............. 851 180,991
Cognizant Technology Solutions Corp.,
Class A .................. 8,277 573,265
Coinbase Global, Inc., Class A
(d)(e)
... 35,516 8,996,203
Colgate-Palmolive Co. .......... 37,001 3,010,031
Comcast Corp., Class A ......... 1,088,740 62,079,955
ConocoPhillips ............... 881,056 53,656,310
Consolidated Edison, Inc. ........ 2,840 203,685
Constellation Brands, Inc., Class A .. 4,418 1,033,326
Corteva, Inc. ................. 20,721 918,976
Costco Wholesale Corp. ......... 94,955 37,570,845
Crowdstrike Holdings, Inc., Class A
(d)
. 55,626 13,979,370
Crown Castle International Corp. ... 3,198 623,930
Crown PropTech Acquisitions
(d)
..... 162,972 1,618,312
Crown PropTech Acquisitions
(c)
..... 62,472 34,360
Cummins, Inc. ................ 1,310 319,391
Danaher Corp. ............... 676 181,411
Danimer Scientific, Inc.
(d)
......... 41,152 1,030,858
Datadog, Inc., Class A
(d)
......... 21,820 2,271,026
Davidson Kempner Mercant Co- Invest
Fund LP, (Acquired 04/1/21, cost
$8,829,800)
(c)(d)(g)(i)
........... 8,829,800 8,829,800
Deere & Co. ................. 27,245 9,609,584
Dell Technologies, Inc., Class C
(d)
... 214,206 21,349,912
Delta Air Lines, Inc.
(d)
........... 31,808 1,376,014
Devon Energy Corp. ............ 91,274 2,664,288

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
United States (continued)
DexCom, Inc.
(d)
............... 667 $ 284,809
Diamondback Energy, Inc.
(e)
....... 9,090 853,460
Diversey Holdings Ltd.
(d)(e)
........ 975,074 17,463,575
DocuSign, Inc.
(d)
.............. 1,824 509,936
Dollar Tree, Inc.
(d)
.............. 3,560 354,220
Dominion Energy, Inc. ........... 1,737 127,791
Dow, Inc. ................... 5,188 328,297
DR Horton, Inc. ............... 324,799 29,352,086
Dynatrace, Inc.
(d)
.............. 78,901 4,609,396
Eaton Corp. plc ............... 4,658 690,222
Ecolab, Inc. ................. 3,464 713,480
Edison International ............ 4,435 256,432
Edwards Lifesciences Corp.
(d)
..... 169,120 17,515,758
Electronic Arts, Inc. ............ 6,589 947,696
Eli Lilly & Co. ................ 391 89,742
Emerson Electric Co. ........... 9,075 873,378
EOG Resources, Inc. ........... 1,225 102,214
Epic Games, Inc., (Acquired 07/02/20,
cost $8,212,150)
(c)(d)(g)
......... 14,282 12,766,682
EQT Corp.
(d)(e)
................ 1,600,421 35,625,371
Equinix, Inc. ................. 122 97,917
Estee Lauder Cos., Inc. (The), Class A 9,439 3,002,357
Eversource Energy ............ 2,312 185,515
Expedia Group, Inc.
(d)
........... 18,590 3,043,369
Exxon Mobil Corp. ............. 24,491 1,544,892
Facebook, Inc., Class A
(d)
........ 104,458 36,321,091
FedEx Corp. ................. 9,043 2,697,798
Ferguson plc ................. 35,442 4,930,949
Fidelity National Information Services,
Inc. ..................... 876 124,103
Fifth Wall Acquisition Corp. I, Class A
(d)
(e)
...................... 282,014 3,471,592
Fiserv, Inc.
(d)
................. 4,516 482,715
Ford Motor Co.
(d)
.............. 20,665 307,082
Fortinet, Inc.
(d)
................ 31,200 7,431,528
Fortive Corp. ................. 599,529 41,811,152
Fortune Brands Home & Security, Inc. 38,480 3,832,993
Freeport-McMoRan, Inc.
(h)
........ 1,164,452 43,212,814
Frontier Communications Parent, Inc.
(d)
141,081 3,724,538
Gilead Sciences, Inc. ........... 6,001 413,229
Global Payments, Inc. .......... 237,084 44,462,733
Green Plains, Inc.
(d)
............ 82,608 2,777,281
HCA Healthcare, Inc. ........... 5,301 1,095,929
Healthcare Merger Corp., (Acquired
10/30/20, cost $3,117,860)
(d)(g)
... 311,786 1,774,062
Highland Transcend Partners I Corp.
(d)
272,414 2,729,588
Hilton Worldwide Holdings, Inc.
(d)
... 93,802 11,314,397
Home Depot, Inc. (The) ......... 128,582 41,003,514
Honeywell International, Inc. ...... 1,293 283,620
HP, Inc. .................... 32,130 970,005
Humana, Inc. ................ 2,476 1,096,175
IDEXX Laboratories, Inc.
(d)
........ 767 484,399
iHeartMedia, Inc., Class A
(d)
....... 3,240 87,253
Illinois Tool Works, Inc. .......... 4,634 1,035,977
Illumina, Inc.
(d)
................ 4,108 1,943,947
Insulet Corp.
(d)
................ 4,592 1,260,550
Intel Corp. .................. 22,212 1,246,982
International Flavors & Fragrances, Inc. 179,348 26,794,591
International Paper Co. .......... 10,249 628,366
Intuit, Inc. ................... 949 465,171
Intuitive Surgical, Inc.
(d)(e)
......... 20,082 18,468,211
IQVIA Holdings, Inc.
(d)
........... 2,372 574,783
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(c)(d)(g)
........ 301,223 3
Johnson & Johnson ............ 472,750 77,880,835
Security
Shares
Shares Value
United States (continued)
Johnson Controls International plc .. 37,929 $ 2,603,067
JPMorgan Chase & Co. ......... 361,241 56,187,425
Khosla Ventures Acquisition Co.
(d)
... 264,466 2,615,569
KLA Corp. ................... 1,433 464,593
Kroger Co. (The) .............. 10,148 388,770
L Brands, Inc. ................ 54,662 3,938,944
L3Harris Technologies, Inc. ....... 138,782 29,997,729
Lam Research Corp. ........... 1,072 697,550
Las Vegas Sands Corp.
(d)
........ 198,797 10,474,614
Latch, Inc., (Acquired 06/4/21, cost
$2,178,410)
(d)(g)
............. 217,841 2,647,665
Liberty Media Acquisition Corp.
(d)
... 528,463 5,596,423
Liberty Media Corp.-Liberty SiriusXM,
Class A
(d)
................. 267,645 12,466,904
Liberty Media Corp.-Liberty SiriusXM,
Class C
(d)
................. 336,863 15,627,075
Lions Gate Entertainment Corp., Class
A
(d)
..................... 41,126 851,308
Lockheed Martin Corp. .......... 485 183,500
Lookout, Inc., (Acquired 03/04/15, cost
$936,169)
(c)(g)
.............. 73,943 861,436
Lowe's Cos., Inc. .............. 179,832 34,882,013
Lululemon Athletica, Inc.
(d)
........ 1,880 686,144
LyondellBasell Industries NV, Class A 793 81,576
ManpowerGroup, Inc. ........... 21,170 2,517,325
Marathon Petroleum Corp. ....... 1,863 112,562
Marqeta, Inc., Class A
(d)
......... 114,277 3,207,755
Marriott International, Inc., Class A
(d)
. 619 84,506
Marsh & McLennan Cos., Inc. ..... 264,278 37,178,629
Masco Corp. ................. 97,437 5,740,014
Masimo Corp.
(d)
............... 17,834 4,323,853
Mastercard, Inc., Class A ......... 210,617 76,894,161
McDonald's Corp. ............. 160,189 37,002,057
McKesson Corp. .............. 1,079 206,348
Medallia, Inc.
(d)
............... 294,868 9,951,795
Medtronic plc ................ 7,264 901,680
Merck & Co., Inc. .............. 4,174 324,612
Micron Technology, Inc.
(d)
........ 358,824 30,492,864
Microsoft Corp.
(h)
.............. 673,848 182,545,423
Monster Beverage Corp.
(d)
........ 56,890 5,196,902
Morgan Stanley ............... 383,034 35,120,387
Netflix, Inc.
(d)
................. 2,159 1,140,405
Nevro Corp.
(d)
................ 6,996 1,159,867
New Relic, Inc.
(d)
.............. 42,339 2,835,443
Newmont Corp. ............... 2,327 147,485
NextEra Energy, Inc. ........... 782,519 57,342,992
NIKE, Inc., Class B ............ 20,980 3,241,200
Northern Genesis Acquisition Corp. II
(d)
123,150 1,289,996
Northern Trust Corp. ............ 6,180 714,532
Northrop Grumman Corp. ........ 1,465 532,425
NVIDIA Corp. ................ 49,172 39,342,517
Okta, Inc.
(d)(e)
................. 24,592 6,017,171
Opendoor Technologies, Inc.
(d)(e)
.... 248,045 4,397,838
Oracle Corp. ................. 4,885 380,248
O'Reilly Automotive, Inc.
(d)
........ 5,810 3,289,680
Organon & Co.
(d)
.............. 1,938 58,644
Otis Worldwide Corp. ........... 11,671 954,338
Ovintiv, Inc. .................. 25,402 799,401
Palo Alto Networks, Inc.
(d)
........ 19,568 7,260,706
Parker-Hannifin Corp. ........... 37,931 11,648,989
PayPal Holdings, Inc.
(d)
.......... 132,352 38,577,961
Peloton Interactive, Inc., Class A
(d)(e)
. 189,730 23,530,315
Penn National Gaming, Inc.
(d)
...... 43,074 3,294,730
PepsiCo, Inc. ................ 32,614 4,832,416
Pfizer, Inc. .................. 14,618 572,441

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
16
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
United States (continued)
Philip Morris International, Inc. ..... 1,565 $ 155,107
Pinterest, Inc., Class A
(d)
......... 3,179 250,982
Playstudios Inc., (Acquired 06/17/21,
cost $3,467,480)
(d)(g)
.......... 346,748 2,496,399
Playtika Holding Corp.
(d)(e)
........ 607,290 14,477,794
PNC Financial Services Group, Inc.
(The) .................... 1,302 248,370
PPG Industries, Inc. ............ 177,807 30,186,294
Procter & Gamble Co. (The) ...... 2,350 317,086
Progressive Corp. (The) ......... 1,769 173,734
Prologis, Inc. ................. 7,043 841,850
Proofpoint, Inc.
(d)
.............. 13,919 2,418,565
Proterra, Inc., (Acquired 06/14/21, cost
$1,907,830)
(d)(g)
............. 190,783 3,169,995
PTC, Inc.
(d)
.................. 210,609 29,750,627
PubMatic, Inc., Class A
(d)(e)
........ 58,006 2,266,294
PVH Corp.
(d)
................. 60,897 6,551,908
QUALCOMM, Inc. ............. 31,729 4,535,026
Quest Diagnostics, Inc.
(e)
......... 29,758 3,927,163
Ralph Lauren Corp. ............ 10,265 1,209,320
Raytheon Technologies Corp. ..... 2,214 188,876
Regeneron Pharmaceuticals, Inc.
(d)
.. 397 221,740
Reinvent Technology Partners Z
(d)
... 181,035 1,861,040
ResMed, Inc. ................ 479 118,083
RingCentral, Inc., Class A
(d)
....... 8,906 2,587,906
Robert Half International, Inc. ...... 28,097 2,499,790
Rockwell Automation, Inc. ........ 1,011 289,166
Ross Stores, Inc. .............. 4,061 503,564
Rotor Acquisition Corp.
(d)
......... 58,607 616,546
Rotor Acquisition Corp.
(c)
......... 31,440 160,658
salesforce.com, Inc.
(d)
........... 230,679 56,347,959
SBA Communications Corp. ...... 1,839 586,089
Schlumberger Ltd. ............. 9,493 303,871
Schneider Electric SE ........... 7,275 1,146,864
Seagen, Inc.
(d)
................ 15,876 2,506,503
Sempra Energy ............... 296,301 39,253,957
Sensata Technologies Holding plc
(d)
. 23,053 1,336,382
ServiceNow, Inc.
(d)
............. 65,399 35,940,020
Sherwin-Williams Co. (The) ....... 1,396 380,340
Snap, Inc., Class A
(d)
........... 2,930 199,650
Snorkel AI, Inc., Series B (Acquired
06/30/21, cost $301,445)
(c)(d)(g)
... 20,070 328,546
Sofi Technologies, Inc., (Acquired
05/26/21, cost $632,000)
(d)(g)
.... 63,200 1,193,034
Sonos, Inc.
(d)
................. 294,985 10,392,322
Southern Co. (The) ............ 4,330 262,008
Southwest Airlines Co.
(d)
......... 141,638 7,519,561
Splunk, Inc.
(d)
................ 28,846 4,170,555
Square, Inc., Class A
(d)
.......... 711 173,342
Stanley Black & Decker, Inc. ...... 1,474 302,155
Starbucks Corp. ............... 1,811 202,488
Starwood Property Trust, Inc. ...... 145,435 3,806,034
State Street Corp. ............. 3,785 311,430
Stellantis NV ................. 4,387 86,307
Stryker Corp. ................ 13,224 3,434,670
Sun Country Airlines Holdings,
Inc., (Acquired 03/17/21, cost
$7,291,099)
(d)(g)
............. 323,187 11,961,151
Sysco Corp. ................. 3,205 249,189
Taboola.com Ltd., (Acquired 06/30/21,
cost $2,801,000)
(d)(g)
.......... 280,100 2,801,000
Target Corp. ................. 1,033 249,717
TE Connectivity Ltd. ............ 100,145 13,540,605
Thermo Fisher Scientific, Inc. ...... 78,683 39,693,213
TJX Cos., Inc. (The) ............ 469,972 31,685,512
Security
Shares
Shares Value
United States (continued)
T-Mobile US, Inc.
(d)
............. 1,283 $ 185,817
Toll Brothers, Inc. .............. 115,964 6,703,879
Trane Technologies plc .......... 36,305 6,685,203
TransDigm Group, Inc.
(d)
......... 12,545 8,120,253
Truist Financial Corp. ........... 4,496 249,528
Twilio, Inc., Class A
(d)
........... 17,711 6,980,968
Uber Technologies, Inc.
(d)
........ 16,056 804,727
Ulta Beauty, Inc.
(d)(e)
............ 6,294 2,176,276
Union Pacific Corp. ............ 101,563 22,336,751
United Parcel Service, Inc., Class B . 259,373 53,941,803
United Rentals, Inc.
(d)
........... 7,551 2,408,845
United States Steel Corp. ........ 125,518 3,012,432
UnitedHealth Group, Inc. ......... 191,446 76,662,636
US Bancorp ................. 103,976 5,923,513
Uwm Holdings Corp., (Acquired
01/20/21, cost $ 7,692,606)
(d)(g)
... 214,182 1,809,838
Vail Resorts, Inc.
(d)
............. 1,972 624,177
Valero Energy Corp. ............ 378,949 29,588,338
VeriSign, Inc.
(d)
............... 20,937 4,767,146
Verisk Analytics, Inc. ............ 2,287 399,585
Verizon Communications, Inc. ..... 20,539 1,150,800
Vertex Pharmaceuticals, Inc.
(d)
..... 1,092 220,180
Vertiv Holdings Co., (Acquired
02/04/20, cost $17,149,150)
(d)(g)
.. 1,714,915 46,817,180
VF Corp. ................... 14,649 1,201,804
Visa, Inc., Class A ............. 2,342 547,606
VMware, Inc., Class A
(d)(e)
........ 213,243 34,112,483
Vulcan Materials Co. ........... 199,818 34,782,319
Walmart, Inc. ................. 153,974 21,713,414
Walt Disney Co. (The)
(d)
......... 346,038 60,823,099
WEC Energy Group, Inc. ......... 2,162 192,310
Wells Fargo & Co. ............. 94,681 4,288,103
Western Digital Corp.
(d)
.......... 47,213 3,360,149
Weyerhaeuser Co. ............. 115,609 3,979,262
Willis Towers Watson plc ......... 791 181,946
Workday, Inc., Class A
(d)
......... 17,755 4,238,829
Wynn Resorts Ltd.
(d)(e)
........... 99,318 12,146,591
Xilinx, Inc. ................... 23,390 3,383,130
Zimmer Biomet Holdings, Inc. ..... 19,482 3,133,095
Zoetis, Inc. .................. 26,281 4,897,727
Zoom Video Communications, Inc.,
Class A
(d)
................. 2,037 788,380
Zscaler, Inc.
(d)
................ 33,955 7,336,318
3,563,896,355
Total Common Stocks — 72.0%
(Cost: $4,249,862,330) ........................... 5,582,897,341
Par (000)
Pa r (000)
Corporate Bonds — 5.4%
Argentina — 0.0%
Genneia SA, 8.75%
,
01/20/22
(a)
.... USD 884 855,712
Australia — 0.5%
(a)
National Australia Bank Ltd., 2.99%
,
05/21/31 ................. 1,176 1,193,986
Quintis Australia Pty. Ltd.
(c)(f)(j)
:
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... 19,206 18,817,529
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 18,591 18,591,047
38,602,562

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Bahrain — 0.0%
BBK BSC, 5.50%
,
07/09/24 ....... USD 585 $ 614,177
Oil and Gas Holding Co. BSCC (The),
7.63%
,
11/07/24 ............ 562 625,857
1,240,034
Brazil — 0.2%
Atento Luxco 1 SA, 8.00%
,
02/10/26
(a)
185 200,933
Azul Investments LLP:
5.88%, 10/26/24 ............ 200 193,625
7.25%, 06/15/26
(a)
........... 620 607,600
Embraer Netherlands Finance BV,
6.95%
,
01/17/28
(a)
........... 624 712,140
Gol Finance SA, 8.00%
,
06/30/26
(a)
.. 1,014 1,029,400
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ 835 821,264
Oi SA, 10.00%
,
(10.00% Cash or
4.00% PIK), 07/27/25
(j)
........ 706 724,074
Petrobras Global Finance BV:
5.30%, 01/27/25 ............ 799 897,027
6.00%, 01/27/28 ............ 457 524,265
5.60%, 01/03/31 ............ 861 961,091
Rumo Luxembourg SARL, 5.88%
,
01/18/25
(a)
................ 1,396 1,463,881
Simpar Europe SA, 5.20%
,
01/26/31
(a)
866 885,485
Suzano Austria GmbH:
3.75%, 01/15/31 ............ 768 802,560
3.13%, 01/15/32 ............ 490 485,296
Vale Overseas Ltd.:
6.25%, 08/10/26 ............ 649 778,313
3.75%, 07/08/30 ............ 838 891,213
XP, Inc., 3.25%
,
07/01/26
(a)
....... 246 243,540
12,221,707
Canada — 0.0%
(a)
Bombardier, Inc., 7.13%
,
06/15/26 .. 599 627,153
Brookfield Residential Properties, Inc.:
6.25%, 09/15/27 ............ 101 106,681
5.00%, 06/15/29 ............ 556 560,170
Mattamy Group Corp., 4.63%
,
03/01/30 1,288 1,315,692
2,609,696
Chile — 0.1%
Kenbourne Invest SA
(a)
:
6.88%, 11/26/24 ............ 1,497 1,587,569
4.70%, 01/22/28 ............ 260 261,625
Sable International Finance Ltd.,
5.75%
,
09/07/27 ............ 947 996,433
VTR Comunicaciones SpA, 4.38%
,
04/15/29
(a)
................ 615 614,170
3,459,797
China — 0.0%
China Milk Products Group Ltd., 0.00%
,
01/05/12
(d)(k)(l)(m)
............. 4,800 4,800
Colombia — 0.1%
Avianca Holdings SA, (LIBOR USD 3
Month + 12.00%), 12.15%
,
(12.15%
Cash or 12.00% PIK), 11/10/21
(b)(j)
241 237,222
Banco Davivienda SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 5.10%), 6.65%
(a)
(b)(n)
..................... 420 438,900
Security
Par (000)
Par (000) Value
Colombia (continued)
Banco GNB Sudameris SA, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.66%),
7.50%
,
04/16/31
(a)(b)
.......... USD 340 $ 343,953
Geopark Ltd., 5.50%
,
01/17/27
(a)
... 455 460,631
Grupo Aval Ltd., 4.38%
,
02/04/30
(a)
.. 834 824,367
Millicom International Cellular SA:
5.13%, 01/15/28 ............ 565 591,799
4.50%, 04/27/31
(a)
........... 660 686,524
3,583,396
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ 1,018 1,065,910
Germany — 0.2%
Adler Pelzer Holding GmbH, 4.13%
,
04/01/24
(a)
................ EUR 6,063 6,671,148
Deutsche Bank AG, (SOFR + 2.76%),
3.73%
,
01/14/32
(b)
........... USD 889 904,675
Douglas GmbH, 6.00%
,
04/08/26
(a)
.. EUR 4,751 5,626,456
Kirk Beauty SUN GmbH, 8.25%
,
10/01/26
(a)(b)
............... 2,371 2,789,685
15,991,964
Greece — 0.1%
Ellaktor Value plc, 6.38%
,
12/15/24
(a)
. 4,298 4,902,641
Guatemala — 0.0%
Banco Industrial SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.44%), 4.88%
,
01/29/31
(a)(b)
............... USD 519 540,506
Central American Bottling Corp.,
5.75%
,
01/31/27 ............ 945 983,273
Energuate Trust, 5.88%
,
05/03/27
(a)
. 709 737,936
Investment Energy Resources Ltd.,
6.25%
,
04/26/29
(a)
........... 252 272,475
2,534,190
India — 0.1%
Continuum Energy Levanter Pte. Ltd.,
4.50%
,
02/09/27
(a)
........... 500 511,969
India Green Energy Holdings, 5.38%
,
04/29/24
(a)
................ 653 683,813
Muthoot Finance Ltd., 6.13%
,
10/31/22
(a)
................ 997 1,032,394
REI Agro Ltd.
(d)(k)(l)
:
5.50%, 11/13/14
(a)
........... 5,549 53,348
5.50%, 11/13/14
(c)
........... 2,291 —
Vedanta Resources Finance II plc,
8.95%
,
03/11/25
(a)
........... 693 679,140
2,960,664
Indonesia — 0.0%
Star Energy Geothermal Darajat II,
4.85%
,
10/14/38
(a)
........... 710 780,467
Israel — 0.0%
(a)
Bank Leumi Le-Israel BM, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.63%), 3.27%
,
01/29/31
(b)
................ 735 754,000
Energean Israel Finance Ltd., 4.88%
,
03/30/26 ................. 469 481,199

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
18
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Israel (continued)
Leviathan Bond Ltd., 5.75%
,
06/30/23 USD 781 $ 814,524
2,049,723
Italy — 0.2%
Forno d'Asolo SpA, (EURIBOR 3 Month
+ 5.50%), 5.50%
,
04/30/27
(a)(b)
... EUR 7,161 8,008,858
KME SE, 6.75%
,
02/01/23 ........ 3,434 3,766,476
Marcolin SpA, 6.13%
,
11/15/26
(a)
... 2,934 3,539,873
15,315,207
Japan — 0.0%
Nissan Motor Co. Ltd., 3.52%
,
09/17/25
(a)
................ USD 526 561,676
Kuwait — 0.0%
(a)
Equate Petrochemical BV, 2.63%
,
04/28/28 ................. 413 417,001
NBK Tier 1 Financing Ltd., (USD Swap
Semi 6 Year + 2.88%), 3.62%
(b)(n)
. 978 981,973
1,398,974
Luxembourg — 0.3%
Garfunkelux Holdco 3 SA
(a)
:
6.75%, 11/01/25 ............ EUR 1,473 1,819,108
7.75%, 11/01/25 ............ GBP 2,503 3,604,359
Herens Midco SARL, 5.25%
,
05/15/29
(a)
EUR 3,427 3,976,751
Intelsat Jackson Holdings SA, 8.00%
,
02/15/24
(a)(o)
............... USD 7,812 8,067,999
Picard Bondco SA, 5.38%
,
07/01/27 . EUR 2,380 2,822,085
20,290,302
Macau — 0.0%
MGM China Holdings Ltd.
(a)
:
5.38%, 05/15/24 ............ USD 200 205,225
5.88%, 05/15/26 ............ 200 209,538
414,763
Mexico — 0.2%
Alfa SAB de CV, 6.88%
,
03/25/44
(a)
.. 720 948,060
Banco Mercantil del Norte SA, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%),
6.75%
(a)(b)(n)
................ 1,043 1,121,225
BBVA Bancomer SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.65%), 5.12%
,
01/18/33
(b)
................ 889 925,116
Cemex SAB de CV:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.53%), 5.12%
(a)(b)(n)
........ 765 788,180
5.45%, 11/19/29 ............ 420 461,685
3.88%, 07/11/31
(a)
........... 335 338,852
Controladora Mabe SA de CV, 5.60%
,
10/23/28
(a)
................ 823 958,949
Cydsa SAB de CV, 6.25%
,
10/04/27
(a)
709 747,250
FEL Energy VI SARL, 5.75%
,
12/01/40 665 704,616
Grupo Axo SAPI de CV, 5.75%
,
06/08/26
(a)
................ 890 886,885
Grupo Bimbo SAB de CV, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.28%), 5.95%
(a)(b)
(n)
...................... 818 859,677
Mexico City Airport Trust, 5.50%
,
07/31/47 ................. 696 702,090
Security
Par (000)
Par (000) Value
Mexico (continued)
Operadora de Servicios Mega SA de
CV SOFOM ER, 8.25%
,
02/11/25
(a)
USD 986 $ 983,412
Orbia Advance Corp. SAB de CV,
1.88%
,
05/11/26
(a)
........... 610 612,859
Trust Fibra Uno, 5.25%
,
01/30/26
(a)
.. 695 778,400
11,817,256
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)
................ 600 639,300
Netherlands — 0.0%
VEON Holdings BV, 4.00%
,
04/09/25
(a)
593 624,132
Oman — 0.0%
(a)
OQ SAOC, 5.13%
,
05/06/28 ...... 591 594,989
Oryx Funding Ltd., 5.80%
,
02/03/31 . 400 421,500
1,016,489
Panama — 0.0%
Banistmo SA, 3.65%
,
09/19/22 ..... 492 501,010
Paraguay — 0.0%
Bioceanico Sovereign Certificate Ltd.,
0.00%
,
06/05/34
(m)
........... 233 175,922
Peru — 0.0%
Inkia Energy Ltd., 5.88%
,
11/09/27 .. 1,219 1,255,418
InRetail Consumer, 3.25%
,
03/22/28
(a)
320 314,784
Intercorp Peru Ltd., 3.88%
,
08/15/29
(a)
648 624,024
2,194,226
Saudi Arabia — 0.0%
Arabian Centres Sukuk II Ltd., 5.63%
,
10/07/26
(a)
................ 910 964,316
Singapore — 0.0%
Puma International Financing SA
(a)
:
5.13%, 10/06/24 ............ 917 922,731
5.00%, 01/24/26 ............ 269 270,732
1,193,463
South Africa — 0.0%
Liquid Telecommunications Financing
plc, 5.50%
,
09/04/26
(a)
........ 590 601,616
Sasol Financing USA LLC:
4.38%, 09/18/26 ............ 410 422,812
6.50%, 09/27/28 ............ 513 577,125
5.50%, 03/18/31 ............ 670 705,175
2,306,728
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA,
(USD Swap Semi 5 Year + 3.87%),
6.13%
(b)(n)
................. 600 648,000
Switzerland — 0.1%
(a)
Credit Suisse Group AG, (SOFR +
1.73%), 3.09%
,
05/14/32
(b)
..... 1,060 1,092,067
Credit Suisse Group Guernsey VII Ltd.,
Series AR, 3.00%
,
11/12/21
(k)
.... CHF 1,600 1,934,180
3,026,247
Tanzania, United Republic of — 0.0%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. USD 295 305,472
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. 941 998,813
1,304,285

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Turkey — 0.0%
(a)
Anadolu Efes Biracilik ve Malt Sanayii
A/S, 3.38%
,
06/29/28 ......... USD 281 $ 281,351
Bio City Development Co. BV, 8.00%
,
07/06/21
(c)(d)(f)(k)(l)
............. 21,400 1,658,500
1,939,851
Ukraine — 0.0%
MHP SE, 7.75%
,
05/10/24
(a)
...... 700 760,375
United Arab Emirates — 0.0%
DAE Funding LLC, 3.38%
,
03/20/28
(a)
1,044 1,068,795
DP World plc, 6.85%
,
07/02/37 ..... 360 485,843
MAF Sukuk Ltd., 4.64%
,
05/14/29 ... 920 1,033,160
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ 156 160,631
2,748,429
United Kingdom — 0.3%
Algeco Global Finance plc, 6.50%
,
02/15/23 ................. EUR 8,613 10,422,106
British Airways Pass-Through Trust,
Series 2020-1, Class A, 4.25%
,
11/15/32
(a)
................ USD 282 302,966
Deuce Finco plc, 5.50%
,
06/15/27
(a)
. GBP 4,115 5,692,280
Inspired Entertainment Financing plc,
7.88%
,
06/01/26
(a)
........... 2,115 2,998,821
19,416,173
United States — 3.0%
Acadia Healthcare Co., Inc.
(a)
:
5.50%, 07/01/28 ............ USD 238 254,065
5.00%, 04/15/29 ............ 200 208,584
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 761 807,611
Air Lease Corp., 3.13%
,
12/01/30 ... 1,421 1,443,602
Albertsons Cos., Inc., 3.50%
,
03/15/29
(a)
................ 3,960 3,915,450
Allegiant Travel Co., 8.50%
,
02/05/24
(a)
5,715 6,172,200
AMC Networks, Inc.:
5.00%, 04/01/24 ............ 64 64,814
4.75%, 08/01/25 ............ 148 151,952
AMN Healthcare, Inc., 4.00%
,
04/15/29
(a)
................ 254 255,795
Aramark Services, Inc., 5.00%
,
02/01/28
(a)
................ 164 171,741
Avantor Funding, Inc., 4.63%
,
07/15/28
(a)
................ 628 663,024
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... 1,691 1,809,877
Bank of America Corp., (SOFR +
1.32%), 2.69%
,
04/22/32
(b)
..... 1,363 1,402,247
Bausch Health Cos., Inc., 4.88%
,
06/01/28
(a)
................ 977 999,959
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ 300 325,104
Boyd Gaming Corp., 8.63%
,
06/01/25
(a)
426 469,610
Bristow Group, Inc., 6.88%
,
03/01/28
(a)
1,265 1,290,300
Broadcom, Inc., 1.95%
,
02/15/28
(a)
.. 370 369,842
Buckeye Partners LP:
4.35%, 10/15/24 ............ 352 368,280
4.13%, 03/01/25
(a)
........... 1,739 1,802,039
Carnival Corp., 11.50%
,
04/01/23
(a)
.. 1,240 1,395,496
Carrier Global Corp., 3.58%
,
04/05/50 1,307 1,386,029
Cedar Fair LP:
5.38%, 04/15/27 ............ 83 85,490
5.25%, 07/15/29 ............ 81 83,430
Security
Par (000)
Par (000) Value
United States (continued)
Centene Corp.:
4.25%, 12/15/27 ............ USD 405 $ 426,769
2.45%, 07/15/28 ............ 2,566 2,600,641
Centennial Resource Production LLC,
5.38%
,
01/15/26
(a)
........... 172 168,560
CenturyLink, Inc., 4.00%
,
02/15/27
(a)
. 140 142,800
Charter Communications Operating
LLC:
2.80%, 04/01/31 ............ 4,544 4,645,384
3.90%, 06/01/52 ............ 1,576 1,604,693
Cheniere Energy Partners LP, 5.63%
,
10/01/26 ................. 181 187,788
Cheniere Energy, Inc., 4.63%
,
10/15/28
(a)
................ 654 689,970
Chesapeake Energy Corp.
(a)
:
5.50%, 02/01/26 ............ 1,431 1,509,705
5.88%, 02/01/29 ............ 261 282,521
Churchill Downs, Inc., 5.50%
,
04/01/27
(a)
................ 99 103,164
Citigroup, Inc.
(b)
:
(SOFR + 3.91%), 4.41%, 03/31/31 2,115 2,469,617
(SOFR + 1.17%), 2.56%, 05/01/32 1,010 1,028,131
Clean Harbors, Inc., 4.88%
,
07/15/27
(a)
87 91,133
Colt Merger Sub, Inc.
(a)
:
5.75%, 07/01/25 ............ 783 825,086
6.25%, 07/01/25 ............ 3,869 4,101,140
8.13%, 07/01/27 ............ 2,403 2,672,617
CommScope Technologies LLC, 6.00%
,
06/15/25
(a)
................ 986 1,006,953
CrownRock LP, 5.63%
,
10/15/25
(a)
.. 163 168,705
CSC Holdings LLC
(a)
:
4.13%, 12/01/30 ............ 2,726 2,708,963
4.63%, 12/01/30 ............ 4,803 4,712,271
3.38%, 02/15/31 ............ 979 925,067
Darling Ingredients, Inc., 5.25%
,
04/15/27
(a)
................ 83 87,150
DaVita, Inc.
(a)
:
4.63%, 06/01/30 ............ 2,450 2,519,139
3.75%, 02/15/31 ............ 4,386 4,210,560
Elanco Animal Health, Inc., 4.91%
,
08/27/21
(o)
................ 80 80,310
Emergent BioSolutions, Inc., 3.88%
,
08/15/28
(a)
................ 115 112,645
Endeavor Energy Resources LP
(a)
:
5.50%, 01/30/26 ............ 80 83,100
5.75%, 01/30/28 ............ 142 151,408
Equinix, Inc., 2.50%
,
05/15/31 ..... 613 623,438
Forestar Group, Inc.
(a)
:
3.85%, 05/15/26 ............ 527 531,769
5.00%, 03/01/28 ............ 3,602 3,728,070
Fresh Market, Inc. (The), 9.75%
,
05/01/23
(a)
................ 969 993,564
Frontier Communications Corp.
(a)
:
5.88%, 10/15/27 ............ 620 664,175
5.00%, 05/01/28 ............ 1,504 1,554,880
6.75%, 05/01/29 ............ 2,378 2,528,456
Frontier Communications Holdings
LLC, 5.88%
,
11/01/29 ......... 326 331,595
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,680 1,815,089
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 239 260,510
GCI LLC, 4.75%
,
10/15/28
(a)
...... 413 422,705

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
20
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
General Motors Financial Co., Inc.,
2.70%
,
08/20/27 ............ USD 2,559 $ 2,659,118
Genesis Energy LP, 8.00%
,
01/15/27 347 364,567
Goldman Sachs Group, Inc. (The),
(SOFR + 1.28%), 2.62%
,
04/22/32
(b)
2,893 2,955,394
Great Western Petroleum LLC, 12.00%
,
09/01/25
(a)
................ 401 398,995
Hilton Domestic Operating Co., Inc.,
3.63%
,
02/15/32
(a)
........... 4,153 4,101,087
Hilton Worldwide Finance LLC, 4.88%
,
04/01/27 ................. 98 102,165
Hologic, Inc., 3.25%
,
02/15/29
(a)
.... 2,469 2,447,396
Homes by West Bay LLC, 9.50%
,
04/30/27
(c)
................ 6,434 6,305,320
Howard Hughes Corp. (The)
(a)
:
5.38%, 08/01/28 ............ 1,984 2,106,274
4.13%, 02/01/29 ............ 1,047 1,047,021
4.38%, 02/01/31 ............ 1,151 1,146,833
iHeartCommunications, Inc.:
6.38%, 05/01/26 ............ 121 129,087
5.25%, 08/15/27
(a)
........... 109 113,949
International Game Technology plc,
6.50%
,
02/15/25
(a)
........... 227 254,524
IQVIA, Inc., 5.00%
,
05/15/27
(a)
..... 211 221,023
Iron Mountain, Inc.
(a)
:
5.25%, 07/15/30 ............ 1,637 1,732,895
4.50%, 02/15/31 ............ 3,004 3,041,550
Israel Amplify Program Corp., 0.00%
(c)(d)
117 508
Jaguar Holding Co. II/PPD
Development LP, 5.00%
,
06/15/28
(a)
207 224,371
JBS Investments II GmbH, 7.00%
,
01/15/26
(a)
................ 200 212,000
JBS USA LUX SA
(a)
:
6.75%, 02/15/28 ............ 158 172,812
6.50%, 04/15/29 ............ 246 276,445
Joseph T Ryerson & Son, Inc., 8.50%
,
08/01/28
(a)
................ 306 339,660
JPMorgan Chase & Co., (SOFR +
1.58%), 3.33%
,
04/22/52
(b)
..... 1,914 2,043,793
Lamb Weston Holdings, Inc., 4.88%
,
11/01/26
(a)
................ 136 140,590
Legends Hospitality Holding Co. LLC,
5.00%
,
02/01/26
(a)
........... 128 133,440
Level 3 Financing, Inc.
(a)
:
4.25%, 07/01/28 ............ 5,169 5,245,294
3.63%, 01/15/29 ............ 2,702 2,607,430
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(k)
............... 1,137 917,542
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 522 548,752
Lumen Technologies, Inc., 5.38%
,
06/15/29
(a)
................ 1,531 1,553,023
Marriott Ownership Resorts, Inc.:
6.13%, 09/15/25
(a)
........... 2,069 2,200,278
6.50%, 09/15/26 ............ 128 132,960
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 72 76,297
Meritor, Inc., 4.50%
,
12/15/28
(a)
.... 22 22,302
MGM Growth Properties Operating
Partnership LP:
5.63%, 05/01/24 ............ 178 192,765
3.88%, 02/15/29
(a)
........... 968 983,072
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 1,342 1,343,677
Security
Par (000)
Par (000) Value
United States (continued)
Molina Healthcare, Inc., 3.88%
,
11/15/30
(a)
................ USD 370 $ 385,262
Morgan Stanley, (SOFR + 1.49%),
3.22%
,
04/22/42
(b)
........... 640 678,429
MPT Operating Partnership LP, 5.00%
,
10/15/27 ................. 230 243,821
Nationstar Mortgage Holdings, Inc.
(a)
:
5.50%, 08/15/28 ............ 607 611,935
5.13%, 12/15/30 ............ 341 339,295
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 768 813,850
Nexstar Broadcasting, Inc., 4.75%
,
11/01/28
(a)
................ 932 957,630
NRG Energy, Inc.:
5.75%, 01/15/28 ............ 136 144,840
5.25%, 06/15/29
(a)
........... 106 112,758
NuStar Logistics LP, 5.75%
,
10/01/25 2,477 2,693,737
ONEOK Partners LP, 4.90%
,
03/15/25 2,931 3,279,327
Oracle Corp., 3.95%
,
03/25/51 ..... 1,629 1,778,035
Outfront Media Capital LLC, 5.00%
,
08/15/27
(a)
................ 94 97,327
Pacific Gas & Electric Co., 4.50%
,
07/01/40 ................. 853 853,199
Park Intermediate Holdings LLC
(a)
:
5.88%, 10/01/28 ............ 296 315,205
4.88%, 05/15/29 ............ 1,876 1,940,628
Parsley Energy LLC, 5.63%
,
10/15/27
(a)
115 124,200
Party City Holdings, Inc., 8.75%
,
02/15/26
(a)
................ 525 560,437
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 346 371,604
PG&E Corp.:
5.00%, 07/01/28 ............ 2,378 2,404,443
5.25%, 07/01/30 ............ 313 315,974
Pilgrim's Pride Corp., 5.88%
,
09/30/27
(a)
................ 141 150,165
Pitney Bowes, Inc.
(a)
:
6.88%, 03/15/27 ............ 1,634 1,725,912
7.25%, 03/15/29 ............ 1,615 1,715,938
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 605 604,583
Quicken Loans LLC
(a)
:
3.63%, 03/01/29 ............ 3,277 3,236,037
3.88%, 03/01/31 ............ 2,344 2,361,557
Quicken Loans, Inc., 5.25%
,
01/15/28
(a)
140 147,000
Radiate Holdco LLC, 4.50%
,
09/15/26
(a)
723 748,305
Rattler Midstream LP, 5.63%
,
07/15/25
(a)
................ 550 578,187
Renewable Energy Group, Inc., 5.88%
,
06/01/28
(a)
................ 286 299,942
Sabre GLBL, Inc., 9.25%
,
04/15/25
(a)
. 620 737,075
SeaWorld Parks & Entertainment, Inc.,
9.50%
,
08/01/25
(a)
........... 333 357,142
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 5,559 5,920,446
Service Properties Trust:
5.00%, 08/15/22 ............ 3,578 3,615,569
4.50%, 06/15/23 ............ 2,615 2,680,375
7.50%, 09/15/25 ............ 333 377,022
Sirius XM Radio, Inc.
(a)
:
5.00%, 08/01/27 ............ 248 259,842
5.50%, 07/01/29 ............ 208 226,658
4.13%, 07/01/30 ............ 1,956 1,973,369

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Six Flags Entertainment Corp., 4.88%
,
07/31/24
(a)
................ USD 161 $ 162,610
SM Energy Co.:
1.50%, 07/01/21
(k)
........... 1,814 1,814,000
10.00%, 01/15/25
(a)
.......... 1,694 1,911,408
SRS Distribution, Inc., 4.63%
,
07/01/28
(a)
................ 303 309,817
Standard Industries, Inc., 5.00%
,
02/15/27
(a)
................ 77 79,743
Summit Materials LLC, 5.25%
,
01/15/29
(a)
................ 163 173,176
Sunoco LP:
6.00%, 04/15/27 ............ 98 102,484
4.50%, 05/15/29
(a)
........... 355 361,212
Talen Energy Supply LLC, 7.63%
,
06/01/28
(a)
................ 2,464 2,305,589
Targa Resources Partners LP:
5.88%, 04/15/26 ............ 165 173,301
5.38%, 02/01/27 ............ 83 86,424
6.50%, 07/15/27 ............ 134 145,219
6.88%, 01/15/29 ............ 135 152,095
4.00%, 01/15/32
(a)
........... 3,056 3,143,554
TEGNA, Inc., 4.75%
,
03/15/26
(a)
.... 586 624,090
Teleflex, Inc., 4.63%
,
11/15/27 ..... 82 87,346
Tenet Healthcare Corp.
(a)
:
4.63%, 09/01/24 ............ 97 99,557
4.88%, 01/01/26 ............ 335 347,462
6.25%, 02/01/27 ............ 250 260,938
4.63%, 06/15/28 ............ 226 232,599
4.25%, 06/01/29 ............ 9,579 9,698,737
TransDigm, Inc., 6.25%
,
03/15/26
(a)
.. 10,442 11,016,310
Union Pacific Corp., 3.55%
,
05/20/61 1,277 1,370,003
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%,
01/15/26 ............... 160 169,801
Series 2020-1, Class A, 5.88%,
10/15/27 ............... 5,937 6,587,970
United Rentals North America, Inc.:
5.50%, 05/15/27 ............ 169 179,140
4.88%, 01/15/28 ............ 268 284,214
United Shore Financial Services LLC,
5.50%
,
11/15/25
(a)
........... 3,049 3,157,331
UnitedHealth Group, Inc., 3.25%
,
05/15/51 ................. 631 673,130
US Concrete, Inc., 5.13%
,
03/01/29
(a)
208 227,240
Verizon Communications, Inc.:
3.55%, 03/22/51 ............ 1,007 1,075,846
3.70%, 03/22/61 ............ 928 993,942
VICI Properties LP
(a)
:
3.50%, 02/15/25 ............ 1,105 1,126,813
3.75%, 02/15/27 ............ 1,060 1,078,147
4.13%, 08/15/30 ............ 1,465 1,504,291
Vistra Operations Co. LLC
(a)
:
5.63%, 02/15/27 ............ 3,196 3,315,850
5.00%, 07/31/27 ............ 214 219,699
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 904 935,640
William Carter Co. (The), 5.63%
,
03/15/27
(a)
................ 84 88,385
Wyndham Destinations, Inc., 6.63%
,
07/31/26
(a)
................ 581 658,273
Wyndham Hotels & Resorts, Inc.,
4.38%
,
08/15/28
(a)
........... 250 259,553
Security
Par (000)
Par (000) Value
United States (continued)
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ USD 712 $ 751,601
XHR LP
(a)
:
6.38%, 08/15/25 ............ 2,380 2,531,725
4.88%, 06/01/29 ............ 283 292,197
235,666,513
Zambia — 0.0%
First Quantum Minerals Ltd., 6.88%
,
10/15/27
(a)
................ 1,302 1,412,279
Total Corporate Bonds — 5.4%
(Cost: $445,709,680) ............................. 419,199,179
Floating Rate Loan Interests — 2.8%
Canada — 0.2%
(b)
Bausch Health Cos., Inc., Term Loan,
06/02/25
(p)
................ 3,540 3,523,998
Knowlton Development Corp., Inc.,
Term Loan, (EURIBOR 3 Month +
5.00%), 5.00%
,
 12/22/25 ...... EUR 8,190 9,730,412
Raptor Acquisition Corp., Term Loan B,
11/01/26
(p)
................ USD 517 517,646
13,772,056
France — 0.1%
Babilou Family, Facility Term Loan,
(EURIBOR 3 Month + 4.25%),
4.25%
,
 11/17/27
(b)
........... EUR 9,198 10,913,400
Jersey, Channel Islands — 0.0%
Vita Global Finco Ltd., Term Loan,
01/01/28
(b)(c)(p)
.............. 2,895 3,347,078
Luxembourg — 0.2%
(b)
CatLuxe SARL, Facility Term Loan B1,
10/02/24
(p)
................ 2,290 1,912,192
CatLuxe SARL, Facility Term Loan B3,
10/02/24
(p)
................ 5,783 4,827,499
Jazz Pharmaceuticals plc, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.00%
,
 05/05/28 ............ USD 4,749 4,762,817
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan, (LIBOR
USD 3 Month + 9.39%), 0.00% -
10.00%
,
 01/01/28
(c)
.......... 4,198 4,156,020
15,658,528
Netherlands — 0.3%
(b)
Cypher Bidco BV, Term Loan,
(EURIBOR 3 Month + 0.00%),
0.00% - 10.00%
,
 01/01/28
(c)
..... EUR 6,673 7,318,753
Ziggo BV, Facility Term Loan H,
01/31/29
(p)
................ 11,807 13,879,024
21,197,777
United States — 2.0%
ACProducts Holdings, Inc., Term Loan,
05/17/28
(b)(p)
............... USD 2,340 2,326,204
Adient US LLC, Term Loan B1,
04/10/28
(b)(p)
............... 489 489,123
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.75%), 5.50%
,
 02/02/26
(b)
..... 3,203 3,200,179

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
22
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
American Rock Salt Co. LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 06/09/28
(b)
..... USD 701 $ 701,294
Applied Systems, Inc., 1st Lien Term
Loan, 09/19/24
(b)(p)
........... 489 487,993
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.41%
,
 02/11/26
(b)
........... 763 764,683
Avantor Funding, Inc., Term Loan B4,
11/08/27
(b)(p)
............... 533 533,084
Avaya, Inc., Term Loan B1, 12/15/27
(b)(p)
1,187 1,189,932
Avaya, Inc., Term Loan B2,
(LIBOR USD 1 Month + 4.00%),
4.07%
,
 12/15/27
(b)
........... 909 910,622
BCA Central Ltd., Facility Term
Loan A, (EUR002M + 0.00%),
5.50%
,
 04/29/23
(b)(c)
.......... EUR 7,314 8,758,754
Cablevision Lightpath LLC, Term Loan,
11/30/27
(b)(p)
............... USD 708 707,959
Caesars Resort Collection LLC, Term
Loan B1, 07/21/25
(b)(p)
......... 1,314 1,317,327
City Brewing Co., LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.25%
,
 04/05/28
(b)(c)
.......... 1,217 1,221,722
Columbus McKinnon Corp., Term Loan,
(LIBOR USD 3 Month + 2.75%),
3.25%
,
 05/14/28
(b)(c)
.......... 295 294,230
Conair Holdings LLC, 1st Lien Term
Loan, 05/17/28
(b)(p)
........... 684 685,319
DT Midstream, Inc., Term Loan,
06/12/28
(b)(p)
............... 2,030 2,032,127
Dun & Bradstreet Corp. (The), Term
Loan, 02/06/26
(b)(p)
........... 1,177 1,171,228
Ecl Entertainment LLC, Term Loan,
(LIBOR USD 1 Month + 7.50%),
8.25%
,
 05/01/28
(b)(c)
.......... 2,165 2,208,300
Flexera Software LLC, 1st Lien Term
Loan B1, 03/03/28
(b)(p)
......... 804 805,618
Foundation Building Materials, Inc.,
1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 01/31/28
(b)
716 710,807
Frontier Communications Holdings,
LLC, Term Loan B1, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 05/01/28
(b)
1,839 1,838,788
Galaxy Universal LLC, Term Loan,
(LIBOR USD 3 Month + 0.00%),
0.00% - 10.00%
,
 01/01/28
(b)(c)
... 2,995 2,976,742
Gentiva Health Services, Inc., 1st
Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.88%
,
 07/02/25
(b)
2,216 2,209,689
Herschend Entertainment Co., LLC,
Term Loan, (LIBOR USD 3 Month +
5.75%), 6.75%
,
 08/25/25
(b)(c)
.... 3,339 3,356,090
Hertz Corp., The, Term Loan B,
06/30/28
(b)(p)
............... 1,787 1,784,422
Hertz Corp., The, Term Loan C,
06/30/28
(b)(p)
............... 337 336,295
Hilton Grand Vacations Borrower LLC,
Term Loan, 05/19/28
(b)(p)
....... 3,284 3,284,674
Hilton Worldwide Finance LLC, Term
Loan B2, 06/22/26
(b)(p)
......... 5,703 5,652,141
Informatica LLC, Term Loan, 02/25/27
(b)
(p)
...................... 2,987 2,965,806
IRB Holding Corp., Term Loan,
12/15/27
(b)(p)
............... 3,085 3,083,351
Security
Par (000)
Par (000) Value
United States (continued)
ITT Holdings LLC, Term Loan,
07/30/28
(b)(c)(p)
.............. USD 949 $ 946,628
J&J Ventures Gaming LLC, Term Loan,
04/26/28
(b)(c)(p)
.............. 2,023 2,028,488
Jo-Ann Stores LLC, Term Loan,
06/30/28
(b)(c)(p)
.............. 1,030 1,027,425
LBM Acquisition LLC, 1st Lien Term
Loan, 12/17/27
(b)(p)
........... 898 890,741
LBM Acquisition LLC, Delayed Draw 1st
Lien Term Loan, 12/17/27
(b)(p)
.... 154 153,194
LBM Acquisition LLC, Delayed Draw
Term Loan, 12/17/27
(b)(p)
....... 1,350 1,338,188
LBM Acquisition LLC, Term Loan B2,
12/17/27
(b)(p)
............... 2,700 2,676,375
Leslie's Poolmart, Inc.,Term Loan,
03/09/28
(b)(p)
............... 2,283 2,273,040
LogMeIn, Inc., 1st Lien Term Loan,
08/31/27
(b)(p)
............... 2,742 2,737,243
Luxembourg Life Fund - Long Term
Growth Fund, Term Loan, 0.00% -
10.00%
,
 01/01/38
(b)(c)
......... 5,581 5,553,095
McAfee LLC, Term Loan B, 09/30/24
(b)(p)
804 804,062
MetroNet Systems Holdings LLC, 1st
Lien Term Loan, 06/02/28
(b)(p)
.... 693 692,715
MetroNet Systems Holdings LLC,
Delayed Draw 1st Lien Term Loan,
06/02/28
(b)(p)
............... 77 76,968
Michaels Co. Inc., Term Loan B,
(LIBOR USD 3 Month + 4.25%),
5.00%
,
 04/15/28
(b)
........... 834 836,870
Opendoor, Term Loan, 0.00% -
10.00%
,
 01/23/26
(c)(q)
......... 7,954 7,953,600
Organon & Co., Term Loan,
(LIBOR USD 6 Month + 3.00%),
3.50%
,
 06/02/28
(b)
........... 1,711 1,711,818
Park River Holdings, Inc., 1st Lien Term
Loan, 12/28/27
(b)(p)
........... 1,725 1,714,876
Peraton Corp., 1st Lien Term Loan B,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 02/01/28
(b)
........... 1,756 1,760,006
Peraton Corp., 2nd Lien Term Loan
B1, (LIBOR USD 1 Month + 7.75%),
8.50%
,
 02/01/29
(b)(c)
.......... 578 589,560
PG&E Corp., Term Loan, (LIBOR
USD 3 Month + 3.00%),
3.50%
,
 06/23/25
(b)
........... 1,812 1,786,129
Playtika Holding Corp., Term Loan B1,
03/13/28
(b)(p)
............... 4,605 4,581,172
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/10/28
(b)
3,787 3,773,484
Proofpoint, Inc., Term Loan, 06/09/28
(b)
(p)
...................... 722 717,435
Realpage, Inc., Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/24/28
(b)
........... 1,909 1,902,181
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 04/27/28
(b)
..... 2,981 2,971,280
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.75%), 8.50%
,
 04/27/29
(b)
..... 1,430 1,402,587
Redstone HoldCo 2 LP, Delayed Draw
1st Lien Term Loan, 04/27/28
(b)(p)
. 1,167 1,162,907

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Redstone HoldCo 2 LP, Delayed Draw
2nd Lien Term Loan, 04/27/29
(b)(p)
. USD 820 $ 804,281
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, 03/16/27
(b)(p)
......... 3,293 3,298,992
Select Medical Corp., Term Loan B,
(LIBOR USD 1 Month + 2.25%),
2.36%
,
 03/06/25
(b)
........... 536 530,296
Shearer's Foods LLC, Term Loan,
09/23/27
(b)(p)
............... 1,108 1,108,627
Sheraton Austin, Term Loan, 01/01/28
(b)
(p)
...................... 4,499 4,498,866
Signal Parent, Inc., Term Loan B,
04/03/28
(b)(c)(p)
.............. 1,740 1,707,403
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, 06/08/28
(b)(p)
.... 509 511,324
SRS Distribution, Inc., Term Loan,
06/02/28
(b)(p)
............... 2,676 2,672,538
Surf Holdings SARL, 1st Lien Term
Loan, 03/05/27
(b)(p)
........... 2,419 2,401,493
The Enterprise Development Authority,
Term Loan B, (LIBOR USD 1 Month
+ 4.25%), 5.00%
,
 02/28/28
(b)(c)
... 3,978 3,988,354
The Vinoy St. Petersburg, Term Loan,
01/01/38
(b)(p)
............... 6,300 6,268,500
Tory Burch LLC, Term Loan B,
04/16/28
(b)(p)
............... 964 960,292
Triton Water Holdings, Inc., 1st Lien
Term Loan, 03/31/28
(b)(p)
....... 1,700 1,697,180
UKG, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
4.00%
,
 05/04/26
(b)
........... 1,287 1,288,100
Univision Communications, Inc., Term
Loan B, 05/05/28
(b)(p)
.......... 1,580 1,572,764
VS Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%),
3.10%
,
 02/28/27
(b)
........... 1,393 1,387,259
Western Digital Corp., Term Loan B4,
(LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/29/23
(b)
........... 635 633,797
White Cap Buyer LLC, Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 10/19/27
(b)
........... 4,936 4,942,169
WIN Waste Innovations Holdings Inc.,
Term Loan, (LIBOR USD 3 Month +
2.75%), 3.25%
,
 03/24/28
(b)
..... 592 590,303
Woof Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 12/21/27
(b)
..... 535 534,204
153,463,312
Total Floating Rate Loan Interests — 2.8%
(Cost: $215,545,930) ............................. 218,352,151
Foreign Agency Obligations — 0.1%
Chile — 0.0%
Corp. Nacional del Cobre de Chile,
4.25%
,
07/17/42 ............ 992 1,120,216
Colombia — 0.0%
Empresas Publicas de Medellin ESP,
4.25%
,
07/18/29
(a)
........... 1,062 1,048,592
Security
Par (000)
Par (000) Value
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29 ................. USD 971 $ 1,038,849
Mexico — 0.1%
Petroleos Mexicanos:
6.50%, 03/13/27 ............ 3,216 3,418,608
6.35%, 02/12/48 ............ 387 327,866
3,746,474
Morocco — 0.0%
OCP SA, 3.75%
,
06/23/31
(a)
....... 545 551,131
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 2.25%
,
11/24/30
(a)
................ 1,219 1,195,900
Total Foreign Agency Obligations — 0.1%
(Cost: $8,493,824) .............................. 8,701,162
Foreign Government Obligations — 4.4%
Argentina — 0.1%
Argentine Republic:
1.00%, 07/09/29 ............ 1,126 426,312
0.12%, 07/09/30
(o)
........... 10,702 3,836,694
0.12%, 07/09/35
(o)
........... 13,212 4,181,461
0.12%, 01/09/38
(o)
........... 4,484 1,683,590
10,128,057
Bahrain — 0.0%
Kingdom of Bahrain:
6.75%, 09/20/29 ............ 1,624 1,780,614
5.25%, 01/25/33
(a)
........... 420 408,975
2,189,589
Brazil — 0.2%
Federative Republic of Brazil, 10.00%
,
01/01/27 ................. BRL 62 13,129,056
China — 2.6%
People's Republic of China:
3.29%, 05/23/29 ............ CNY 418,280 65,501,631
2.68%, 05/21/30 ............ 471,250 70,035,566
3.27%, 11/19/30 ............ 433,890 67,863,272
203,400,469
Colombia — 0.0%
Republic of Colombia:
4.50%, 01/28/26 ............ USD 746 814,212
3.88%, 04/25/27 ............ 568 603,429
4.13%, 05/15/51 ............ 285 270,002
1,687,643
Dominican Republic — 0.1%
Dominican Republic Government Bond:
5.95%, 01/25/27 ............ 1,522 1,712,250
4.50%, 01/30/30
(a)
........... 1,436 1,465,438
4.88%, 09/23/32
(a)
........... 850 875,500
6.40%, 06/05/49 ............ 643 692,149
4,745,337
Egypt — 0.1%
Arab Republic of Egypt:
5.75%, 05/29/24
(a)
........... 979 1,041,901
5.88%, 06/11/25 ............ 1,317 1,406,144
7.60%, 03/01/29 ............ 1,744 1,914,367
8.50%, 01/31/47
(a)
........... 1,382 1,439,267

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
24
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Egypt (continued)
7.50%, 02/16/61
(a)
........... USD 610 $ 568,634
6,370,313
Ghana — 0.0%
Republic of Ghana
(a)
:
7.75%, 04/07/29 ............ 634 647,274
8.63%, 04/07/34 ............ 945 973,055
1,620,329
Greece — 0.2%
Hellenic Republic, 2.00%
,
04/22/27
(a)
EUR 12,617 16,509,749
Indonesia — 0.0%
Republic of Indonesia, 4.10%
,
04/24/28 USD 2,011 2,271,550
Japan — 0.4%
Japan Government Bond, 0.40%
,
09/20/49 ................. JPY 3,535,600 29,675,235
Mexico — 0.5%
United Mexican States:
5.75%, 03/05/26 ............ MXN 1,889 9,227,402
3.75%, 01/11/28 ............ USD 918 1,002,513
2.66%, 05/24/31 ............ 3,353 3,273,995
7.75%, 05/29/31 ............ MXN 4,203 22,263,479
35,767,389
Morocco — 0.0%
Kingdom of Morocco
(a)
:
3.00%, 12/15/32 ............ USD 580 559,700
4.00%, 12/15/50 ............ 534 494,617
1,054,317
Oman — 0.0%
Oman Government Bond:
6.50%, 03/08/47 ............ 632 616,516
6.75%, 01/17/48 ............ 612 608,290
1,224,806
Panama — 0.1%
Republic of Panama:
3.16%, 01/23/30 ............ 2,136 2,238,528
4.50%, 04/16/50 ............ 791 896,203
3,134,731
Paraguay — 0.0%
Republic of Paraguay, 4.95%
,
04/28/31
(a)
................ 702 806,335
Peru — 0.0%
Peru Government Bond, 1.86%
,
12/01/32 ................. 1,270 1,182,132
Republic of Peru, 2.78%
,
01/23/31 .. 456 463,923
1,646,055
Qatar — 0.0%
State of Qatar
(a)
:
4.00%, 03/14/29 ............ 218 250,918
4.40%, 04/16/50 ............ 315 383,513
634,431
Romania — 0.0%
Romania Government Bond
(a)
:
3.00%, 02/14/31 ............ 430 445,937
6.13%, 01/22/44 ............ 464 634,172
1,080,109
Russia — 0.0%
Russian Federation:
4.75%, 05/27/26 ............ 400 454,950
Security
Par (000)
Par (000) Value
Russia (continued)
4.25%, 06/23/27 ............ USD 1,800 $ 2,008,238
2,463,188
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia:
4.50%, 04/17/30 ............ 692 815,176
4.63%, 10/04/47 ............ 246 294,278
1,109,454
Ukraine — 0.1%
Ukraine Government Bond:
7.75%, 09/01/23 ............ 327 352,342
8.99%, 02/01/24 ............ 954 1,057,986
7.75%, 09/01/25 ............ 451 493,845
7.25%, 03/15/33
(a)
........... 1,131 1,176,099
3,080,272
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.10%
,
06/18/50 ................. 415 543,472
Total Foreign Government Obligations — 4.4%
(Cost: $346,212,391) ............................. 344,271,886
Shares
Shares
Investment Companies — 1.6%
Consumer Discretionary Select Sector
SPDR Fund ............... 38,033 6,790,792
Energy Select Sector SPDR Fund
(e)
. 27,244 1,467,634
Financial Select Sector SPDR Fund . 71,435 2,620,950
Health Care Select Sector SPDR
Fund
(e)
................... 59,953 7,551,081
Industrial Select Sector SPDR Fund
(e)
143,687 14,713,549
Invesco Senior Loan ETF
(e)
....... 332,379 7,362,195
iShares China Large-Cap ETF
(e)(f)
... 137,150 6,354,160
iShares iBoxx $ High Yield Corporate
Bond ETF
(e)(f)
............... 25,446 2,240,266
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(e)(f)
....... 14,187 1,906,165
iShares Latin America 40 ETF
(e)(f)
... 111,907 3,527,309
iShares MSCI Brazil ETF
(e)(f)
....... 158,502 6,425,671
iShares MSCI Emerging Markets ETF
(f)
16,353 901,868
iShares MSCI Japan ETF
(e)(f)
...... 65,522 4,425,356
iShares Nasdaq Biotechnology ETF
(e)(f)
5,951 973,881
iShares S&P 500 Value ETF
(e)(f)
.... 69,142 10,208,125
KraneShares Bosera MSCI China A
ETF
(e)
................... 50,931 2,436,539
KraneShares CSI China Internet ETF
(e)
42,044 2,933,830
SPDR Blackstone Senior Loan ETF
(e)
160,000 7,406,400
SPDR Bloomberg Barclays High Yield
Bond ETF
(e)
............... 48,027 5,281,049
SPDR EURO STOXX 50 ETF
(e)
.... 25,110 1,175,901
SPDR Gold Shares
(h)(i)
.......... 84,856 14,054,699
SPDR S&P Oil & Gas Exploration &
Production ETF
(e)
............ 58,667 5,672,512
United States Oil Fund LP
(i)
....... 30,095 1,501,139
Utilities Select Sector SPDR Fund
(e)
. 38,948 2,462,682
VanEck Vectors Semiconductor ETF . 8,454 2,216,977
Total Investment Companies — 1.6%
(Cost: $112,445,189) ............................. 122,610,730

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Pa r (000) Value
Municipal Bonds — 0.0%
Ohio - 0.0%
Buckeye Tobacco Settlement Financing
Authority, Series 2020B-2, RB,
5.00%, 06/01/55 ............ USD 2,225 $ 2,602,449
Total Municipal Bonds — 0.0%
(Cost: $2,528,255) .............................. 2,602,449
Non-Agency Mortgage-Backed Securities — 2.4%
Collateralized Mortgage Obligations — 0.3%
United States — 0.3%
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes
(a)(b)
:
Series 2020-DNA6, Class B1,
(SOFR30A + 3.00%), 3.02%,
12/25/50 ............... 743 748,933
Series 2021-DNA3, Class B1,
(SOFR30A + 3.50%), 3.52%,
10/25/33 ............... 1,836 1,905,639
Series 2021-HQA1, Class B1,
(SOFR30A + 3.00%), 3.02%,
08/25/33 ............... 1,359 1,359,058
Series 2021-HQA1, Class B2,
(SOFR30A + 5.00%), 5.02%,
08/25/33 ............... 814 822,232
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
(a)(b)
:
Series 2021-DNA2, Class B1,
(SOFR30A + 3.40%), 3.42%,
08/25/33 ............... 798 821,769
Series 2021-DNA2, Class B2,
(SOFR30A + 6.00%), 6.02%,
08/25/33 ............... 721 808,954
Texas Capital Bank NA,  (LIBOR USD 3
Month + 4.50%), 4.65%, 09/30/24
(a)
(b)
...................... 3,692 3,692,465
TVC DSCR_21-1,  0.00%, 02/25/51
(c)
. 4,023 4,022,688
TVC Holding, 0.00%, 02/01/51
(c)
.... 1,006 1,279,717
Western Alliance Cln, (LIBOR USD 3
Month + 5.50%), 5.65%, 12/28/24
(b)
11,150 11,150,000
26,611,455
Commercial Mortgage-Backed Securities — 2.0%
United States — 2.0%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.28%,
08/10/35
(a)(b)
............... 1,520 1,608,881
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (LIBOR USD 1
Month + 3.10%), 3.17%, 04/15/34
(a)
(b)
...................... 1,755 1,755,527
AOA Mortgage Trust, Series 2015-
1177, Class C, 3.11%, 12/13/29
(a)(b)
1,022 1,021,545
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 550 457,609
BAMLL Commercial Mortgage
Securities Trust, Series 2015-200P,
Class D, 3.72%, 04/14/33
(a)(b)
.... 255 268,222
BANK:
Series 2017-BNK8, Class B, 4.06%,
11/15/50
(b)
.............. 542 594,549
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-BNK9, Class A4,
3.54%, 11/15/54 .......... USD 700 $ 777,483
Bayview Commercial Asset Trust
(a)(b)
:
Series 2005-3A, Class M6, (LIBOR
USD 1 Month + 1.05%), 1.14%,
11/25/35 ............... 144 136,494
Series 2006-3A, Class M1, (LIBOR
USD 1 Month + 0.34%), 0.43%,
10/25/36 ............... 190 179,782
BBCMS Mortgage Trust
(a)(b)
:
Series 2017-DELC, Class E, (LIBOR
USD 1 Month + 2.50%), 2.57%,
08/15/36 ............... 559 557,587
Series 2018-TALL, Class C, (LIBOR
USD 1 Month + 1.12%), 1.19%,
03/15/37 ............... 1,701 1,662,568
Beast Mortgage Trust
(a)(b)
:
Series 2021-SSCP, Class B, (LIBOR
USD 1 Month + 1.10%), 1.17%,
04/15/36 ............... 1,549 1,551,476
Series 2021-SSCP, Class C, (LIBOR
USD 1 Month + 1.35%), 1.42%,
04/15/36 ............... 1,930 1,933,084
Series 2021-SSCP, Class D, (LIBOR
USD 1 Month + 1.60%), 1.67%,
04/15/36 ............... 1,773 1,775,832
Series 2021-SSCP, Class E, (LIBOR
USD 1 Month + 2.10%), 2.17%,
04/15/36 ............... 1,535 1,537,450
Series 2021-SSCP, Class F, (LIBOR
USD 1 Month + 2.90%), 2.97%,
04/15/36 ............... 1,467 1,470,659
Series 2021-SSCP, Class G, (LIBOR
USD 1 Month + 3.80%), 3.87%,
04/15/36 ............... 1,661 1,665,148
Series 2021-SSCP, Class H, (LIBOR
USD 1 Month + 4.90%), 4.98%,
04/15/36 ............... 1,177 1,179,940
Benchmark Mortgage Trust, Series
2021-B25, Class A5, 2.58%,
04/15/54 ................. 1,670 1,746,699
BHMS
(a)(b)
:
Series 2018-ATLS, Class A, (LIBOR
USD 1 Month + 1.25%), 1.32%,
07/15/35 ............... 2,215 2,216,837
Series 2018-ATLS, Class C, (LIBOR
USD 1 Month + 1.90%), 1.97%,
07/15/35 ............... 840 840,063
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. 1,287 1,344,814
BX Commercial Mortgage Trust
(a)
:
Series 2018-BIOA, Class B, (LIBOR
USD 1 Month + 0.87%), 0.94%,
03/15/37
(b)
.............. 215 215,275
Series 2018-BIOA, Class D, (LIBOR
USD 1 Month + 1.32%), 1.39%,
03/15/37
(b)
.............. 940 941,119
Series 2018-BIOA, Class E, (LIBOR
USD 1 Month + 1.95%), 2.02%,
03/15/37
(b)
.............. 2,950 2,953,785
Series 2018-BIOA, Class F, (LIBOR
USD 1 Month + 2.47%), 2.54%,
03/15/37
(b)
.............. 2,663 2,662,439
Series 2018-IND, Class G, (LIBOR
USD 1 Month + 2.05%), 2.12%,
11/15/35
(b)
.............. 1,325 1,325,218

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
26
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-XL, Class A, (LIBOR
USD 1 Month + 0.92%), 0.99%,
10/15/36
(b)
.............. USD 766 $ 766,855
Series 2019-XL, Class G, (LIBOR
USD 1 Month + 2.30%), 2.37%,
10/15/36
(b)
.............. 3,010 3,010,956
Series 2019-XL, Class J, (LIBOR
USD 1 Month + 2.65%), 2.72%,
10/15/36
(b)
.............. 4,788 4,792,846
Series 2020-BXLP, Class D, (LIBOR
USD 1 Month + 1.25%), 1.32%,
12/15/36
(b)
.............. 714 713,905
Series 2020-BXLP, Class F, (LIBOR
USD 1 Month + 2.00%), 2.07%,
12/15/36
(b)
.............. 756 756,430
Series 2020-BXLP, Class G, (LIBOR
USD 1 Month + 2.50%), 2.57%,
12/15/36
(b)
.............. 1,012 1,010,928
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 500 524,676
Series 2020-VKNG, Class G,
(LIBOR USD 1 Month + 3.25%),
3.32%, 10/15/37
(b)
......... 470 471,495
Series 2021-NWM, Class A, (LIBOR
USD 1 Month + 0.91%), 0.98%,
02/15/33
(b)(c)
............. 7,459 7,459,000
Series 2021-NWM, Class B, (LIBOR
USD 1 Month + 2.15%), 2.22%,
02/15/33
(b)(c)
............. 4,374 4,374,000
Series 2021-NWM, Class C, (LIBOR
USD 1 Month + 4.25%), 4.32%,
02/15/33
(b)(c)
............. 2,888 2,888,000
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 2.88%,
05/15/38
(b)
.............. 4,160 4,160,000
BX Trust
(a)(b)
:
Series 2019-OC11, Class D, 4.08%,
12/09/41 ............... 2,801 2,996,845
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 3,926 4,105,978
Series 2021-MFM1, Class E,
(LIBOR USD 1 Month + 2.25%),
2.32%, 01/15/34 .......... 1,060 1,059,683
Series 2021-MFM1, Class F, (LIBOR
USD 1 Month + 3.00%), 3.07%,
01/15/34 ............... 1,650 1,660,263
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
2.90%, 06/15/38 .......... 5,600 5,610,647
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (LIBOR
USD 1 Month + 2.15%), 2.22%,
12/15/37
(a)(b)
............... 719 720,155
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 303 327,043
CFCRE Commercial Mortgage Trust
(a)
:
Series 2018-TAN, Class C, 5.29%,
02/15/33 ............... 350 363,537
Series 2018-TAN, Class E, 6.66%,
02/15/33
(b)
.............. 396 408,800
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class D, 5.26%,
03/10/47
(a)(b)
............. 405 433,226
Series 2014-GC23, Class AS,
3.86%, 07/10/47 .......... 1,940 2,085,786
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-C6, Class A4, 4.41%,
11/10/51 ............... USD 699 $ 814,560
Commercial Mortgage Trust:
Series 2014-CR17, Class C, 4.95%,
05/10/47
(b)
.............. 650 689,453
Series 2014-CR21, Class A3,
3.53%, 12/10/47 .......... 1,389 1,478,375
CORE Mortgage Trust, Series 2019-
CORE, Class F, (LIBOR USD 1
Month + 2.35%), 2.42%, 12/15/31
(a)
(b)
...................... 562 555,954
Credit Suisse Mortgage Capital
Certificates
(a)
:
Series 2019-ICE4, Class A, (LIBOR
USD 1 Month + 0.98%), 1.05%,
05/15/36
(b)
.............. 366 366,978
Series 2019-ICE4, Class B, (LIBOR
USD 1 Month + 1.23%), 1.30%,
05/15/36
(b)
.............. 585 585,733
Series 2019-ICE4, Class C, (LIBOR
USD 1 Month + 1.43%), 1.50%,
05/15/36
(b)
.............. 606 608,065
Series 2019-ICE4, Class D, (LIBOR
USD 1 Month + 1.60%), 1.67%,
05/15/36
(b)
.............. 2,018 2,021,164
Series 2019-ICE4, Class E, (LIBOR
USD 1 Month + 2.15%), 2.22%,
05/15/36
(b)
.............. 1,792 1,795,374
Series 2019-ICE4, Class F, (LIBOR
USD 1 Month + 2.65%), 2.72%,
05/15/36
(b)
.............. 2,679 2,684,103
Series 2020-NET, Class A, 2.26%,
08/15/37 ............... 1,412 1,457,702
CSAIL Commercial Mortgage Trust:
Series 2016-C5, Class C, 4.78%,
11/15/48
(b)
.............. 419 452,130
Series 2020-C19, Class A3, 2.56%,
03/15/53 ............... 4,122 4,276,748
DBGS Mortgage Trust
(a)(b)
:
Series 2018-BIOD, Class B, (LIBOR
USD 1 Month + 0.89%), 0.96%,
05/15/35 ............... 155 155,360
Series 2018-BIOD, Class D, (LIBOR
USD 1 Month + 1.30%), 1.37%,
05/15/35 ............... 628 628,426
DBWF Mortgage Trust
(a)(b)
:
Series 2018-GLKS, Class B, (LIBOR
USD 1 Month + 1.35%), 1.44%,
12/19/30 ............... 723 723,481
Series 2018-GLKS, Class C, (LIBOR
USD 1 Month + 1.75%), 1.84%,
12/19/30 ............... 575 574,815
Extended Stay America Trust
(a)(b)
:
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 2.33%,
07/15/38 ............... 4,370 4,391,003
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 2.93%,
07/15/38 ............... 2,830 2,846,084
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class D, (LIBOR
USD 1 Month + 2.35%), 2.42%,
02/15/38
(a)(b)
............... 270 270,170

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class A,
(LIBOR USD 1 Month + 1.15%),
1.22%, 05/15/26
(a)(b)
.......... USD 490 $ 490,167
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 1,547 1,610,678
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 3.08%,
08/10/38
(a)(b)
............... 315 318,444
JP Morgan Chase Commercial
Mortgage Securities Corp.
(a)(b)
:
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.45%), 2.52%,
04/15/38 ............... 2,540 2,545,532
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.95%), 3.02%,
04/15/38 ............... 2,670 2,676,660
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR4,
Class A5, 4.03%, 03/10/52 ..... 1,512 1,727,299
JPMorgan Chase Commercial
Mortgage Securities Trust
(a)
:
Series 2018-WPT, Class DFL,
(LIBOR USD 1 Month + 2.25%),
2.33%, 07/05/33
(b)
......... 438 438,916
Series 2018-WPT, Class DFX,
5.35%, 07/05/33 .......... 756 795,594
Series 2019-MFP, Class F, (LIBOR
USD 1 Month + 3.00%), 3.07%,
07/15/36
(b)
.............. 2,095 2,071,098
Life Mortgage Trust, Series 2021-BMR,
Class F, (LIBOR USD 1 Month +
2.35%), 2.42%, 03/15/38
(a)(b)
.... 5,071 5,086,754
MHC Commercial Mortgage Trust
(a)(b)
:
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 2.17%,
04/15/38 ............... 5,320 5,326,657
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 2.67%,
04/15/38 ............... 4,090 4,096,395
Morgan Stanley Bank of America Merrill
Lynch Trust:
Series 2015-C24, Class C, (LIBOR
USD 1 Month + 0.00%), 4.49%,
05/15/48
(b)
.............. 227 239,627
Series 2016-C32, Class A4, 3.72%,
12/15/49 ............... 1,184 1,316,933
Morgan Stanley Capital I Trust:
Series 2018-MP, Class A, 4.42%,
07/11/40
(a)(b)
............. 709 800,888
Series 2020-L4, Class A3, 2.70%,
02/15/53 ............... 997 1,052,278
TPGI Trust, Series 2021-DGWD, Class
F, (LIBOR USD 1 Month + 3.00%),
3.10%, 06/15/26
(a)(b)
.......... 1,181 1,181,421
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 412 438,318
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class D,
5.21%, 08/10/49
(a)(b)
.......... 597 611,731
VMC Finance LLC, Series 2021-FL4,
Class A, (LIBOR USD 1 Month +
1.10%), 1.18%, 06/16/36
(a)(b)
.... 2,014 2,016,656
Security
Par (000)
Par (000) Value
United States (continued)
VNDO Trust, Series 2016-350P, Class
D, 4.03%, 01/10/35
(a)(b)
........ USD 750 $ 770,162
Wells Fargo Commercial Mortgage
Trust
(b)
:
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 1,140 1,234,009
Series 2017-C38, Class C, 3.90%,
07/15/50 ............... 442 472,676
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... 1,065 1,147,634
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)
.............. 759 844,382
151,767,726
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
(b)
Benchmark Mortgage Trust:
Series 2021-B23, Class XA, 1.39%,
02/15/54 ............... 18,312 1,738,629
Series 2021-B25, Class XA, 1.23%,
04/15/54 ............... 9,665 838,065
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.85%,
12/12/53
(a)
................ 1,496 192,200
Wells Fargo Commercial Mortgage
Trust:
Series 2020-C58, Class XA, 2.01%,
07/15/53 ............... 10,774 1,482,384
Series 2021-C59, Class XA, 1.69%,
04/15/54 ............... 8,352 978,373
5,229,651
Total Non-Agency Mortgage-Backed Securities — 2.4%
(Cost: $181,632,593) ............................. 183,608,832
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests - 0.1%
Capital Markets - 0.1%
Sprott Private Resource Streaming &
Royalty LP
(c)(r)
.............. 7,220 8,612,885
Total Other Interests - 0.1%
(Cost: $7,284,549) ................................ 8,612,885
Par (000)
Pa r (000)
Preferred Securities — 3.3%
Capital Trusts — 0.1%
United States — 0.1%
(b)
American Express Co., Series C ,
(LIBOR USD 3 Month + 3.29%),
3.40%
(n)
.................. 2,720 2,723,400
Morgan Stanley, Series H , (LIBOR USD
3 Month + 3.61%), 3.79%
(n)
..... 2,972 2,983,145
Prudential Financial, Inc.:
(LIBOR USD 3 Month + 3.92%),
5.63%, 06/15/43 .......... 1,491 1,600,071
(LIBOR USD 3 Month + 4.18%),
5.87%, 09/15/42 .......... 2,264 2,393,309

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
28
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
USB Capital IX , (LIBOR USD 3 Month
+ 1.02%), 3.50%
(n)
........... USD 1,158 $ 1,146,420
10,846,345
Total Capital Trusts — 0.1%
(Cost: $10,599,929) .............................. 10,846,345
Shares
Shares
Preferred Stocks — 3.1%
Brazil — 0.1%
Itau Unibanco Holding SA (Preference) 285,195 1,709,863
Neon Payments Ltd.
(c)
........... 10,380 3,876,203
5,586,066
China — 0.2%
ByteDance Ltd., Series E-1 (Acquired
11/11/20, cost $11,713,918)
(c)(g)
.. 106,904 18,134,662
Germany — 0.4%
Porsche Automobil Holding SE
(Preference) ............... 36,318 3,898,766
Sartorius AG (Preference) ........ 229 119,196
Volkswagen AG (Preference) ...... 70,624 17,707,661
Volocopter Gmbh, (Acquired 03/03/21,
cost $7,545,514)
(c)(g)
.......... 1,420 7,509,424
29,235,047
India — 0.1%
Think & Learn Pvt Ltd., Series
F (Acquired 12/11/20, cost
$4,447,111)
(c)(g)
............. 1,380 5,292,420
Jersey — 0.1%
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $3,701,680)
(c)(g)
... 432,945 4,511,287
United Kingdom — 0.4%
(g)
Arrival Ltd., Series A (Acquired 10/8/20,
cost $10,849,984) ........... 1,510,583 23,125,092
Exscientia Ltd., C-1 (Acquired 02/24/21,
cost $3,432,127)
(c)
........... 1,960 6,864,253
Exscientia Ltd., C-1 (Acquired 04/29/21,
cost $1,716,063)
(c)(d)
.......... 490 1,716,063
31,705,408
United States — 1.8%
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(k)
............. 12,010 15,133,561
Aptiv plc, Series A, 5.50%
(k)
....... 40,585 7,257,410
Becton Dickinson and Co., Series B,
6.00%
(e)
.................. 151,936 8,130,095
Boston Scientific Corp., Series A,
5.50%
(e)
.................. 26,805 3,110,988
Cruise, Series G (Acquired 03/25/21,
cost $3,295,779)
(c)(g)
.......... 125,077 3,313,290
Databricks, Inc., Series F (Acquired
10/22/19, cost $3,896,150)
(c)(g)
... 90,717 16,090,474
Databricks, Inc., Series G (Acquired
02/01/21, cost $4,396,950)
(c)(g)
... 24,790 4,397,002
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $3,888,688)
(c)(g)
... 639,810 4,028,967
DoubleVerify Holdings, Inc., Series
A (Acquired 11/18/20, cost
$2,404,126)
(g)
.............. 139,683 5,733,467
EPAM Systems, Inc.
(d)
........... 4,222 2,157,273
Security
Shares
Shares Value
United States (continued)
Exo Imaging, Inc., Series C (Acquired
06/24/21, cost $2,729,072)
(c)(d)(g)
.. 465,871 $ 2,729,072
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$3,117,865)
(c)(g)
............. 94,319 4,026,478
Grand Rounds, Inc., Series C (Acquired
03/31/15, cost $5,939,231)
(c)(g)
... 1,929,993 7,102,374
Grand Rounds, Inc., Series D (Acquired
05/01/18, cost $3,180,966)
(c)(g)
... 1,184,166 4,322,206
Jumpcloud, Inc., Series E-1 (Acquired
10/30/20, cost $4,033,036)
(c)(g)
... 2,211,458 3,980,625
Live Nation Entertainment, Inc.
(d)
... 48,262 4,227,269
Lookout, Inc., Series F (Acquired
09/19/14-10/22/14, cost
$10,936,522)
(c)(g)
............ 863,811 10,063,398
MongoDB, Inc.
(d)
.............. 12,718 4,597,811
Mount Sinai Genomics, Inc., Sema 4
Series C (Acquired 07/17/20, cost
$3,686,955)
(c)(g)
............. 6,008 8,440,039
Mythic AL, Inc., Series C (Acquired
01/26/21, cost $2,117,646)
(c)(g)
... 308,241 2,207,006
PsiQuantum Corp., (Acquired 05/21/21,
cost $1,743,151)
(c)(d)(g)
......... 66,466 1,743,151
Relativity Space, Inc., (Acquired
05/27/21, cost $3,000,761), Series
E
(c)(d)(g)
................... 131,410 3,000,090
SambaNova Systems, Inc., (Acquired
04/9/21, cost $2,289,175), Series
D
(c)(d)(g)
................... 24,092 2,289,248
SambaNova Systems, Inc., Series
C (Acquired 02/19/20, cost
$4,030,858)
(c)(g)
............. 75,709 7,193,869
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $1,079,673)
(c)(d)(g)
.. 71,884 1,079,698
Wells Fargo & Co., Series L, 7.50%
(e)(k)
(n)
...................... 1,758 2,683,077
Zero Mass Water, Inc., Series
C-1 (Acquired 05/07/20, cost
$3,083,013)
(c)(g)
............. 195,578 3,659,264
142,697,202
Total Preferred Stocks — 3.1%
(Cost: $174,961,739) ............................. 237,162,092
Trust Preferreds — 0.1%
United States — 0.1%
(b)(e)
Citigroup Capital XIII , (LIBOR USD 3
Month + 6.37%), 6.56%, 10/30/40 189,312 5,281,805
GMAC Capital Trust I, Series 2 ,
(LIBOR USD 3 Month + 5.79%),
5.94%, 02/15/40 ............ 112,317 2,842,743
8,124,548
Total Trust Preferreds — 0.1%
(Cost: $7,782,616) .............................. 8,124,548
Total Preferred Securities — 3.3%
(Cost: $193,344,284) ............................. 256,132,985

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Securities — 0.1%
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.82%, 09/25/30
(b)
........... USD 757 $ 891,659
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.36%, 12/25/29 ........ 2,840 259,602
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
:
Series K105, Class X1,
1.64% ,  03/25/53 ........ 11,888 1,361,191
Series K109, Class X1,
1.70% ,  04/25/30 ........ 5,124 612,325
Series K110, Class X1,
1.81% ,  04/25/30 ........ 4,476 571,729
Series K116, Class X1,
1.53% ,  07/25/30 ........ 2,572 283,300
Series K120, Class X1,
1.13% ,  10/25/30 ........ 16,759 1,383,130
Series KW09, Class X1,
0.94% ,  05/25/29 ........ 19,598 1,030,052
5,501,329
Total U.S. Government Sponsored Agency Securities
—
0.1%
(Cost: $6,362,126) .............................. 6,392,988
U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes, 2.00%, 11/15/21
(i)
20,000 20,143,750
Total U.S. Treasury Obligations — 0.3%
(Cost: $20,140,053) .............................. 20,143,750
Shares
Shares
Warrants — 0.0%
Brazil — 0.0%
Neon Payments Ltd. (Issued/
exercisable 06/25/20, 1 share for
1 warrant, Expires 10/08/21, Strike
Price USD 1.00)
(c)(d)
.......... 3,459 62,020
Cayman Islands — 0.0%
Hedosophia European Growth (Issued/
exercisable 06/15/21, 1 share for
1 warrant, Expires 05/13/27, Strike
Price EUR 11.50)
(d)
.......... 85,886 100,821
Switzerland — 0.0%
Cie Financiere Richemont SA (Issued/
exercisable 11/27/20, 1 share for
1 warrant, Expires 11/22/23, Strike
Price CHF 67.00)
(d)
.......... 1,586 1,063
Security
Shares
Shares Value
United States — 0.0%
(d)
Cano Health, Inc. (Issued/exercisable
06/03/21, 1 share for 1 warrant,
Expires 07/06/25, Strike Price USD
11.50) ................... 88,134 $ 325,082
Climate Change Crisis Real Impact
I Acquisition Corp. (Issued/
exercisable 11/10/20, 1 share for 1
warrant, Expires 09/15/25, Strike
Price USD 11.50) ............ 48,920 199,589
Crown PropTech Acquisitions (Issued/
exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 1.00)
(c)
........... 90,780 52,652
Israel Amplify Program Corp. (Issued/
exercisable 05/14/21, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 1.00)
(c)
........... 134,819 203,577
Latch, Inc. (Issued/exercisable
06/04/21, 1 share for 1 warrant,
Expires 12/31/26, Strike Price USD
11.50) ................... 37,211 130,238
Lightning eMotors, Inc. (Issued/
exercisable 12/10/20, 1 share for
1 warrant, Expires 12/15/25, Strike
Price USD 1.00) ............ 98,870 332,248
Rotor Acquisition Corp. (Issued/
exercisable 01/15/21, 1 share for
1 warrant, Expires 01/31/26, Strike
Price USD 11.50)
(c)
........... 33,370 36,373
Tortoise Acquisition Corp. II (Issued/
exercisable 10/22/20, 1 share for
1 warrant, Expires 06/14/27, Strike
Price USD 11.50) ............ 50,390 109,346
TPG Pace Beneficial Finance Corp.
(Issued/exercisable 11/17/20,
1 share for 1 warrant, Expires
10/09/27, Strike Price USD 11.50) 21,860 72,357
Zero Mass Water, Inc., Series C-1
(Acquired 05/08/20, cost $0)
(Issued/exercisable 05/08/20,
1 share for 1 warrant, Expires
11/08/21, Strike Price USD 18.92)
(c)
(g)
...................... 195,578 567,176
2,028,638
Total Warrants — 0.0% ............................ 2,192,542
Total Long-Term Investments — 94.9%
(Cost: $5,976,965,308) ........................... 7,363,357,443
Par (000)
Pa r (000)
Short-Term Securities — 5.8%
Foreign Government Obligations — 0.7%
(s)
Brazil - 0.7%
Federative Republic of Brazil Treasury
Bills, 8.62%
,
07/01/24 ......... BRL 342 54,372,250
Total Foreign Government Obligations — 0.7%
(Cost: $50,576,462) .............................. 54,372,250

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
30
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Money Market Funds — 4.8%
(f)(t)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01% ...... 198,066,389 $ 198,066,389
SL Liquidity Series, LLC, Money Market
Series, 0.13%
(u)
............. 173,245,307 173,297,281
Total Money Market Funds — 4.8%
(Cost: $371,363,670) ............................. 371,363,670
Par (000)
Pa r (000)
Time Deposits — 0.3%
Australia — 0.0%
Brown Brothers Harriman & Co.,
(0.44)%, 07/01/21 ........... AUD 506 378,402
Canada — 0.0%
Royal Bank of Canada,
0.01%, 07/02/21 ............ CAD 3,469 2,799,802
Europe — 0.1%
BNP Paribas, (0.78)%, 07/01/21 .... EUR 3,803 4,513,727
Hong Kong — 0.0%
Brown Brothers Harriman & Co.,
0.00%, 07/02/21 ............ HKD 12,351 1,590,543
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.31)%, 07/01/21 ........... JPY 49,818 446,715
New Zealand — 0.0%
Brown Brothers Harriman & Co.,
(0.60)%, 07/01/21 ........... NZD —
(v)
4
Norway — 0.0%
Brown Brothers Harriman & Co.,
(1.08)%, 07/01/21 ........... NOK 37 4,275
Singapore — 0.0%
Hong Kong & Shanghai Bank,
0.00%, 07/01/21 ............ SGD 109 81,260
South Africa — 0.0%
Brown Brothers Harriman & Co.,
3.65%, 07/01/21 ............ ZAR —
(v)
18
United Kingdom — 0.1%
Citibank NA, 0.01%, 07/01/21 ..... GBP 2,195 3,025,174
United States — 0.1%
Skandinaviska Enskilda Banken AB,
0.08%, 07/01/21 ............ USD 6,858 6,858,382
Total Time Deposits — 0.3%
(Cost: $19,698,302) .............................. 19,698,302
Total Short-Term Securities — 5.8%
(Cost: $441,638,434) ............................. 445,434,222
Total Options Purchased — 0.4%
(Cost: $39,048,048 ) .............................. 32,995,589
Total Investments Before Options Written and Investments Sold
Short — 101.1%
(Cost: $6,457,651,790) ........................... 7,841,787,254
Total Options Written — (0.3)%
(Premiums Received — $25,879,353) ................. (17,730,041)
Security
Shares
Shares Value
Investments Sold Short — (0.5)%
Common Stocks — (0.5)%
United States — (0.5)%
Appian Corp.
(d)
............... 56,114 $ (7,729,703)
DoorDash, Inc., Class A
(d)
........ 29,049 (5,180,308)
Hershey Co. (The) ............. 14,342 (2,498,090)
JM Smucker Co. (The) .......... 15,304 (1,982,939)
Nordstrom, Inc.
(d)
.............. 22,836 (835,113)
Snowflake, Inc., Class A
(d)
........ 20,817 (5,033,551)
Tesla, Inc.
(d)
.................. 7,477 (5,082,117)
Walgreens Boots Alliance, Inc. ..... 221,181 (11,636,332)
(39,978,153)
Total Common Stocks — (0.5)%
(Proceeds: $36,783,363) .......................... (39,978,153)
Total Investments Sold Short — (0.5)%
(Proceeds: $36,783,363 ) .......................... (39,978,153)
Total Investments Net of Options Written and Investments Sold
Short — 100.3%
(Cost: $6,394,989,074) ........................... 7,784,079,060
Liabilities in Excess of Other Assets — (0.3)% ............ (25,267,537)
Net Assets — 100.0% .............................. $ 7,758,811,523

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Non-income producing security.
(e)
All or a portion of this security is on loan.
(f)
Affiliate of the Fund.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $287,979,942, representing 3.71% of its net assets as of period end, and an original cost of $195,927,623.
(h)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Convertible security.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Zero-coupon bond.
(n)
Perpetual security with no stated maturity date.
(o)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(p)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)
Fixed rate.
(r)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)
Rates are discount rates or a range of discount rates as of period end.
(t)
Annualized 7-day yield as of period end.
(u)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(v)
Rounds to less than 1,000.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Par/Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 29,360,501 $ 168,705,888 $ — $ — $ — $ 198,066,389 198,066,389 $ 4,640 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 352,621,386 — (179,320,973) (3,132) — 173,297,281 173,245,307 945,390
(b)
—
Bio City Development Co. BV,
8.00%, 07/06/21 ......... 2,193,500 — — — (535,000) 1,658,500 21,400,000 832,354 —
iShares China Large-Cap ETF .. 11,083,538 — (4,679,612) 159,767 (209,533) 6,354,160 137,150 24,045 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 103,651,290 — (100,429,281) 2,441,203 (3,422,946) 2,240,266 25,446 1,185,922 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 46,918,617 14,754,824 (58,154,954) (643,712) (968,610) 1,906,165 14,187 194,832 —
iShares Latin America 40 ETF .. 5,690,965 — (2,286,373) 236,384 (113,667) 3,527,309 111,907 49,101 —
iShares MSCI Brazil ETF ..... 4,298,303 4,334,188 (2,276,013) 315,677 (246,484) 6,425,671 158,502 115,199 —
iShares MSCI Emerging Markets
ETF .................. 1,464,018 — (637,411) 102,627 (27,366) 901,868 16,353 4,572 —
iShares MSCI Japan ETF ..... — 4,446,938 — — (21,582) 4,425,356 65,522 — —
iShares Nasdaq Biotechnology
ETF .................. 1,569,891 — (664,241) 163,048 (94,817) 973,881 5,951 1,519 —
iShares Russell 2000 ETF
(c)
.... 107,492,052 6,309,939 (121,996,977) 18,173,874 (9,978,888) — — 103,273 —
iShares S&P 500 Value ETF ... 10,275,781 — (1,639,907) 274,035 1,298,216 10,208,125 69,142 97,849 —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ......... 18,089,674 741,480 — — (13,625) 18,817,529 19,205,915 1,098,799 —
Quintis Australia Pty. Ltd.,
0.00%, 10/01/28 ......... 18,591,047 — (83,465) — 83,465 18,591,047 18,591,047 1 —
Quintis HoldCo Pty. Ltd., (Acquired
10/22/18, cost $5,761,227) .. 6,288,328 — — — 3,292,577 9,580,905 9,827,224 — —
$ 21,219,771 $ (10,958,260) $ 456,974,452 $ 4,657,496 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
32
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-BTP ............................................................... 893 09/08/21 $ 160,324 $ 1,101,972
Euro-Bund .............................................................. 226 09/08/21 46,256 32,225
Euro- Buxl ............................................................... 45 09/08/21 10,845 177,256
Japan 10 Year Bond ........................................................ 62 09/13/21 84,655 (10,187)
Australia 10 Year Bond ...................................................... 1,090 09/15/21 115,414 (417,033)
DAX Index .............................................................. 68 09/17/21 31,301 (471,437)
EURO STOXX 50 Index ..................................................... 983 09/17/21 47,271 (974,095)
FTSE/MIB Index .......................................................... 89 09/17/21 13,194 (276,313)
MSCI Emerging Markets E-Mini Index ............................................ 146 09/17/21 9,963 (47,749)
Russell 2000 E-Mini Index .................................................... 741 09/17/21 85,504 (849,257)
U.S. Treasury 10 Year Note ................................................... 824 09/21/21 109,116 233,636
U.S. Treasury Long Bond .................................................... 205 09/21/21 32,915 729,659
U.S. Treasury Ultra Bond .................................................... 150 09/21/21 28,875 322,754
U.S. Treasury 5 Year Note .................................................... 4,080 09/30/21 503,402 (486,133)
(934,702)
Short Contracts
SPI 200 Index ............................................................ 20 09/16/21 2,708 21,507
FTSE 100 Index .......................................................... 42 09/17/21 4,056 67,867
NASDAQ 100 E-Mini Index ................................................... 1,105 09/17/21 321,533 (11,781,307)
S&P 500 E-Mini Index ...................................................... 2,845 09/17/21 610,053 (7,176,747)
U.S. Treasury 10 Year Ultra Note ............................................... 3,357 09/21/21 493,689 (6,030,954)
Long Gilt ............................................................... 356 09/28/21 63,083 (399,726)
U.S. Treasury 2 Year Note .................................................... 3,918 09/30/21 863,215 615,970
(24,683,390)
$ (25,618,092)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 4,673,497 JPY 515,271,972 Bank of America NA 07/08/21 $ 35,169
PLN 68,779,000 EUR 14,914,832 Morgan Stanley & Co. International plc 07/09/21 350,933
USD 4,696,967 JPY 517,855,615 Bank of America NA 07/09/21 35,347
BRL 10,517,235 USD 2,093,528 Citibank NA 07/13/21 18,363
CHF 41,141,000 USD 44,405,228 Morgan Stanley & Co. International plc 07/14/21 74,232
USD 3,150,903 CHF 2,895,908 JPMorgan Chase Bank NA 07/14/21 20,001
USD 22,620,451 CHF 20,247,000 UBS AG 07/14/21 730,474
USD 6,093,290 JPY 671,779,231 BNP Paribas SA 07/14/21 45,818
BRL 15,510,172 USD 3,086,509 Citibank NA 07/15/21 27,318
EUR 2,587,662 JPY 339,158,466 Bank of America NA 07/15/21 15,988
USD 4,636,694 JPY 511,186,183 Bank of America NA 07/15/21 34,868
USD 31,247,192 EUR 25,553,650 Morgan Stanley & Co. International plc 07/21/21 934,619
USD 3,962,141 JPY 436,797,068 Bank of America NA 07/21/21 29,776
NOK 25,630,051 USD 2,965,088 JPMorgan Chase Bank NA 07/22/21 11,948
USD 4,403,119 GBP 3,176,712 JPMorgan Chase Bank NA 07/22/21 8,498
USD 22,186,219 NOK 184,921,000 JPMorgan Chase Bank NA 07/22/21 706,882
INR 676,660,000 USD 8,924,558 Citibank NA 07/23/21 153,384
USD 1,831,453 EUR 1,539,670 Bank of America NA 07/23/21 4,968
USD 4,403,123 GBP 3,176,712 JPMorgan Chase Bank NA 07/23/21 8,489
USD 1,261,892 INR 93,785,076 HSBC Bank plc 07/23/21 3,689
GBP 14,859,000 USD 20,486,857 Goldman Sachs International 07/29/21 69,336
MXN 396,856,000 USD 19,646,231 Goldman Sachs International 07/29/21 194,453
USD 2,854,556 GBP 2,059,457 JPMorgan Chase Bank NA 07/29/21 5,468
USD 17,715,110 GBP 12,800,000 Morgan Stanley & Co. International plc 07/29/21 7,373
USD 7,128,277 JPY 785,797,827 Bank of America NA 07/29/21 53,455

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
34
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 4,337,348 JPY 568,586,124 JPMorgan Chase Bank NA 07/30/21 $ 26,858
USD 3,667,857 EUR 3,083,087 Bank of America NA 07/30/21 9,899
USD 6,542,801 JPY 721,251,392 Bank of America NA 07/30/21 49,057
HKD 38,747,155 USD 4,990,538 UBS AG 08/05/21 240
USD 3,599,594 GBP 2,596,948 JPMorgan Chase Bank NA 08/05/21 6,877
USD 3,315,200 JPY 365,430,819 Bank of America NA 08/05/21 24,897
USD 2,444,494 EUR 2,054,464 Bank of America NA 08/06/21 6,605
USD 3,572,383 JPY 393,770,777 JPMorgan Chase Bank NA 08/06/21 26,880
HKD 38,705,020 USD 4,985,175 UBS AG 08/12/21 254
USD 7,389,742 EUR 6,209,958 Bank of America NA 08/12/21 19,925
USD 19,478,322 EUR 16,302,000 JPMorgan Chase Bank NA 08/12/21 131,532
USD 4,422,919 JPY 487,499,166 JPMorgan Chase Bank NA 08/12/21 33,266
USD 5,817,054 EUR 4,888,259 Bank of America NA 08/13/21 15,678
USD 3,902,642 JPY 430,137,754 Bank of America NA 08/19/21 29,268
USD 6,191,728 EUR 5,202,409 Bank of America NA 08/20/21 16,645
USD 38,623,218 EUR 32,333,011 BNP Paribas SA 08/20/21 245,033
SEK 29,768,924 USD 3,461,345 JPMorgan Chase Bank NA 08/26/21 18,894
USD 2,436,989 JPY 268,578,110 JPMorgan Chase Bank NA 08/26/21 18,311
USD 25,992,981 SEK 214,783,000 Morgan Stanley & Co. International plc 08/26/21 883,028
BRL 12,708,095 USD 2,512,509 Citibank NA 09/09/21 20,469
USD 17,153,828 CNY 110,158,107 HSBC Bank plc 09/09/21 208,156
USD 5,329,940 JPY 587,341,906 JPMorgan Chase Bank NA 09/09/21 39,948
BRL 22,717,156 USD 4,434,000 Goldman Sachs International 09/10/21 93,375
USD 752,311 EUR 616,000 UBS AG 09/16/21 20,714
USD 5,422,508 INR 399,394,826 BNP Paribas SA 09/17/21 102,293
JPY 1,260,298,825 EUR 9,506,000 Citibank NA 09/24/21 60,868
USD 38,459,625 CNY 250,037,558 HSBC Bank plc 09/24/21 38,797
USD 6,662,592 EUR 5,606,864 UBS AG 09/24/21 2,366
USD 19,166,141 CNY 124,636,842 Deutsche Bank AG 09/30/21 22,902
5,753,884
CNY 31,954,784 USD 4,946,713 Citibank NA 07/08/21 (8,599)
JPY 3,715,591,000 USD 33,727,953 BNP Paribas SA 07/08/21 (281,287)
JPY 2,100,000 USD 19,063 JPMorgan Chase Bank NA 07/08/21 (159)
USD 166,027 CNY 1,100,000 BNP Paribas SA 07/08/21 (3,961)
USD 34,639,627 CNY 229,454,000 HSBC Bank plc 07/08/21 (818,917)
EUR 2,067,196 PLN 9,408,469 HSBC Bank plc 07/09/21 (16,039)
JPY 3,736,332,000 USD 33,807,009 Bank of America NA 07/09/21 (173,388)
USD 13,221,000 BRL 75,881,930 Citibank NA 07/13/21 (2,016,308)
JPY 2,683,966,445 USD 24,456,590 BNP Paribas SA 07/14/21 (295,062)
JPY 2,162,925,555 USD 19,699,134 Citibank NA 07/14/21 (228,106)
JPY 2,436,846,300 EUR 18,670,000 HSBC Bank plc 07/15/21 (207,036)
JPY 3,688,212,000 USD 33,606,780 HSBC Bank plc 07/15/21 (404,570)
USD 19,787,110 BRL 111,906,000 BNP Paribas SA 07/15/21 (2,679,175)
EUR 25,553,650 USD 30,656,415 JPMorgan Chase Bank NA 07/21/21 (343,842)
JPY 3,151,494,000 USD 28,877,341 UBS AG 07/21/21 (505,301)
AUD 12,606,000 USD 9,782,668 Morgan Stanley & Co. International plc 07/22/21 (327,779)
GBP 30,000 USD 41,822 Barclays Bank plc 07/22/21 (320)
GBP 22,890,000 USD 31,913,252 HSBC Bank plc 07/22/21 (247,534)
USD 1,309,654 AUD 1,747,192 JPMorgan Chase Bank NA 07/22/21 (794)
EUR 11,108,732 USD 13,448,357 Morgan Stanley & Co. International plc 07/23/21 (270,255)
GBP 42,000 USD 58,550 Barclays Bank plc 07/23/21 (448)
GBP 22,878,000 USD 31,893,895 HSBC Bank plc 07/23/21 (244,678)
JPY 2,518,043,000 USD 23,113,798 Bank of America NA 07/29/21 (442,948)
JPY 3,151,494,000 USD 28,885,607 Morgan Stanley & Co. International plc 07/29/21 (511,569)
USD 2,668,650 MXN 55,004,242 Morgan Stanley & Co. International plc 07/29/21 (81,269)
EUR 22,244,497 USD 26,997,817 HSBC Bank plc 07/30/21 (605,620)
JPY 4,121,944,287 EUR 31,294,000 Goldman Sachs International 07/30/21 (17,388)
JPY 2,516,689,000 USD 23,125,105 Bank of America NA 07/30/21 (466,247)
JPY 2,687,145,000 USD 24,882,716 JPMorgan Chase Bank NA 07/30/21 (689,167)
CNY 22,747,448 USD 3,514,900 BNP Paribas SA 08/05/21 (6,819)
GBP 113,513 USD 157,754 Citibank NA 08/05/21 (716)
GBP 18,623,487 USD 25,880,741 Morgan Stanley & Co. International plc 08/05/21 (116,301)

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 2,636,586,000 USD 24,237,114 JPMorgan Chase Bank NA 08/05/21 $ (497,552)
USD 25,149,867 CNY 164,123,000 BNP Paribas SA 08/05/21 (160,961)
USD 35,837,602 HKD 278,327,000 Bank of America NA 08/05/21 (11,952)
USD 158,890 HKD 1,234,000 UBS AG 08/05/21 (54)
CNY 13,812,044 USD 2,134,046 BNP Paribas SA 08/06/21 (4,123)
EUR 14,822,974 USD 17,815,783 JPMorgan Chase Bank NA 08/06/21 (226,397)
JPY 2,807,099,000 USD 25,715,480 JPMorgan Chase Bank NA 08/06/21 (440,425)
JPY 33,960,000 USD 311,113 UBS AG 08/06/21 (5,338)
USD 14,609,621 CNY 95,341,000 HSBC Bank plc 08/06/21 (92,691)
USD 660,856 CNY 4,313,000 UBS AG 08/06/21 (4,242)
IDR 87,304,292,380 USD 6,059,627 Goldman Sachs International 08/11/21 (93,776)
IDR 43,000,621,620 USD 2,982,426 HSBC Bank plc 08/11/21 (44,022)
EUR 44,804,893 USD 54,485,577 Citibank NA 08/12/21 (1,312,294)
JPY 3,517,310,000 USD 32,418,208 JPMorgan Chase Bank NA 08/12/21 (746,833)
USD 35,855,055 HKD 278,469,000 BNP Paribas SA 08/12/21 (13,350)
USD 101,462 HKD 788,000 UBS AG 08/12/21 (37)
EUR 35,268,823 USD 42,875,038 Citibank NA 08/13/21 (1,018,070)
AUD 28,579,046 USD 22,185,713 BNP Paribas SA 08/19/21 (748,056)
JPY 3,070,939,000 USD 28,140,539 Deutsche Bank AG 08/19/21 (486,853)
JPY 32,508,000 USD 297,877 JPMorgan Chase Bank NA 08/19/21 (5,144)
KRW 20,340,892,778 USD 18,055,115 Citibank NA 08/19/21 (58,042)
USD 2,970,875 AUD 3,961,056 JPMorgan Chase Bank NA 08/19/21 (384)
USD 2,486,526 KRW 2,819,247,739 Citibank NA 08/19/21 (7,868)
AUD 24,483,665 USD 18,890,328 JPMorgan Chase Bank NA 08/20/21 (524,625)
EUR 37,535,421 USD 45,863,089 Barclays Bank plc 08/20/21 (1,309,821)
USD 2,545,361 AUD 3,393,436 JPMorgan Chase Bank NA 08/20/21 (125)
KRW 20,018,861,000 USD 17,750,364 JPMorgan Chase Bank NA 08/24/21 (38,797)
USD 2,447,160 KRW 2,774,614,135 Citibank NA 08/24/21 (7,663)
KRW 20,176,550,000 USD 17,958,656 Morgan Stanley & Co. International plc 08/25/21 (107,675)
AUD 5,143,137 USD 3,990,810 JPMorgan Chase Bank NA 08/26/21 (132,754)
JPY 1,937,793,000 USD 17,685,876 Deutsche Bank AG 08/26/21 (235,099)
USD 534,393 AUD 712,839 JPMorgan Chase Bank NA 08/26/21 (334)
AUD 17,260,940 USD 13,355,135 JPMorgan Chase Bank NA 08/27/21 (407,025)
USD 1,793,487 AUD 2,392,366 JPMorgan Chase Bank NA 08/27/21 (1,121)
AUD 19,203,147 USD 14,732,977 JPMorgan Chase Bank NA 09/02/21 (327,621)
USD 1,996,488 AUD 2,661,556 Bank of America NA 09/02/21 (94)
CNY 15,267,914 USD 2,353,220 Citibank NA 09/09/21 (4,550)
JPY 4,237,676,092 USD 38,738,875 JPMorgan Chase Bank NA 09/09/21 (571,546)
USD 17,930,771 BRL 91,689,000 Citibank NA 09/09/21 (344,681)
USD 4,434,000 BRL 22,533,588 Citibank NA 09/10/21 (56,792)
USD 622,346 BRL 3,148,598 UBS AG 09/10/21 (5,148)
EUR 616,000 USD 747,045 BNP Paribas SA 09/16/21 (15,448)
INR 55,356,123 USD 739,857 Deutsche Bank AG 09/17/21 (2,475)
CAD 17,400,000 USD 14,140,922 Deutsche Bank AG 09/23/21 (104,589)
USD 26,785,048 CNY 174,571,553 JPMorgan Chase Bank NA 09/23/21 (41,638)
USD 5,936,233 CNY 38,696,590 UBS AG 09/23/21 (10,333)
GBP 11,594,437 EUR 13,534,000 BNP Paribas SA 09/24/21 (34,918)
(22,274,938)
$ (16,521,054)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch Bank of America NA 07/22/21 CNH 6.56 CNH 6.56 USD 394 $ 53,255

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
36
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ............... One-Touch Bank of America NA 07/22/21 CNH 6.38 CNH 6.38 USD 787 $ 54,533
$ 107,788
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 1,831 07/02/21 USD 427.00 USD 78,378 $ 416,553
Alphabet, Inc. .............................. 32 07/16/21 USD 2,600.00 USD 8,020 29,600
Amazon.com, Inc. ........................... 22 07/16/21 USD 3,750.00 USD 7,568 7,095
Apple, Inc. ................................ 583 07/16/21 USD 140.00 USD 7,985 51,596
Applied Materials, Inc. ........................ 579 07/16/21 USD 140.00 USD 8,245 295,290
BP plc ................................... 2,588 07/16/21 USD 29.00 USD 6,837 21,998
Crowdstrike Holdings, Inc. ...................... 190 07/16/21 USD 220.00 USD 4,775 613,225
DR Horton, Inc. ............................. 761 07/16/21 USD 95.00 USD 6,877 42,616
Freeport-McMoRan, Inc. ....................... 300 07/16/21 USD 38.00 USD 1,113 27,600
FTSE MIB Index ............................ 125 07/16/21 EUR 26,000.00 EUR 6,276 12,599
iShares MSCI Emerging Markets ETF .............. 4,702 07/16/21 USD 57.00 USD 25,932 47,020
Johnson Controls International plc ................ 1,102 07/16/21 USD 67.50 USD 7,563 203,870
Lions Gate Entertainment Corp. .................. 145 07/16/21 USD 21.00 USD 300 8,700
Mastercard , Inc. ............................ 203 07/16/21 USD 390.00 USD 7,411 9,541
Microsoft Corp. ............................. 314 07/16/21 USD 265.00 USD 8,506 235,500
PulteGroup, Inc. ............................ 452 07/16/21 USD 60.00 USD 2,467 6,780
Ralph Lauren Corp. .......................... 333 07/16/21 USD 145.00 USD 3,923 4,995
RingCentral, Inc. ............................ 60 07/16/21 USD 340.00 USD 1,743 4,200
Sabre Corp. ............................... 135 07/16/21 USD 20.00 USD 168 405
Sandvik AB ................................ 916 07/16/21 SEK 237.83 SEK 20,245 2,378
SPDR S&P 500 ETF Trust ...................... 3,445 07/16/21 USD 427.00 USD 147,467 1,572,643
SPDR S&P Oil & Gas Exploration & Production ETF .... 249 07/16/21 USD 102.00 USD 2,408 35,856
Twilio , Inc. ................................ 53 07/16/21 USD 390.00 USD 2,089 84,138
VanEck Vectors Semiconductor ETF ............... 1,105 07/16/21 USD 260.00 USD 28,978 635,375
SPDR S&P 500 ETF Trust ...................... 4,322 07/30/21 USD 436.00 USD 185,008 814,697
Amazon.com, Inc. ........................... 24 08/20/21 USD 3,600.00 USD 8,256 172,800
Comcast Corp. ............................. 413 08/20/21 USD 57.50 USD 2,355 67,526
CommScope Holding Co., Inc. ................... 121 08/20/21 USD 25.00 USD 258 5,143
ConocoPhillips ............................. 1,282 08/20/21 USD 65.00 USD 7,807 188,454
Daimler AG ................................ 757 08/20/21 EUR 85.00 EUR 5,705 40,393
Energy Select Sector SPDR Fund ................ 5,193 08/20/21 USD 60.00 USD 27,975 301,194
Facebook, Inc. ............................. 478 08/20/21 USD 345.00 USD 16,621 852,035
Freeport-McMoRan, Inc. ....................... 600 08/20/21 USD 41.00 USD 2,227 71,100
Global Payments, Inc. ........................ 369 08/20/21 USD 210.00 USD 6,920 54,428
L Brands, Inc. .............................. 1,088 08/20/21 USD 80.00 USD 7,840 256,768
Las Vegas Sands Corp. ....................... 199 08/20/21 USD 65.00 USD 1,049 9,453
Mastercard , Inc. ............................ 191 08/20/21 USD 375.00 USD 6,973 162,350
Mastercard , Inc. ............................ 426 08/20/21 USD 410.00 USD 15,553 59,427
salesforce.com, Inc. .......................... 205 08/20/21 USD 250.00 USD 5,008 137,863
SPDR S&P 500 ETF Trust ...................... 1,298 08/20/21 USD 440.00 USD 55,562 312,818
Trane Technologies plc ........................ 77 08/20/21 USD 190.00 USD 1,418 30,800
Wells Fargo & Co. ........................... 1,794 08/20/21 USD 45.00 USD 8,125 391,092
Western Digital Corp. ......................... 242 08/20/21 USD 95.00 USD 1,722 14,157
Western Digital Corp. ......................... 492 08/20/21 USD 85.00 USD 3,502 60,762
Zscaler , Inc. ............................... 212 08/20/21 USD 220.00 USD 4,580 217,830
Advance Auto Parts, Inc. ....................... 151 09/17/21 USD 210.00 USD 3,098 123,065
Carrier Global Corp. .......................... 966 09/17/21 USD 47.00 USD 4,695 318,780
Deere & Co. ............................... 52 09/17/21 USD 380.00 USD 1,834 38,740
FedEx Corp. ............................... 169 09/17/21 USD 310.00 USD 5,042 155,058
Freeport-McMoRan, Inc. ....................... 638 09/17/21 USD 40.00 USD 2,368 126,962
Illinois Tool Works, Inc. ........................ 305 09/17/21 USD 250.00 USD 6,819 26,688
Lions Gate Entertainment Corp. .................. 252 09/17/21 USD 25.00 USD 522 15,750
SPDR S&P 500 ETF Trust ...................... 6,126 09/17/21 USD 450.00 USD 262,230 1,209,885

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
SPDR S&P 500 ETF Trust ...................... 6,908 09/17/21 USD 440.00 USD 295,704 $ 3,315,840
Vinci SA .................................. 526 09/17/21 EUR 100.00 EUR 4,733 49,273
Wells Fargo & Co. ........................... 1,767 09/17/21 USD 45.00 USD 8,003 472,673
Nucor Corp. ............................... 396 10/15/21 USD 110.00 USD 3,799 128,700
TE Connectivity Ltd. .......................... 183 10/15/21 USD 145.00 USD 2,474 50,325
Parker-Hannifin Corp. ......................... 226 11/19/21 USD 340.00 USD 6,941 190,970
Diamondback Energy, Inc. ...................... 392 12/17/21 USD 90.00 USD 3,680 556,640
Diamondback Energy, Inc. ...................... 655 12/17/21 USD 115.00 USD 6,150 383,175
SPDR S&P 500 ETF Trust ...................... 373 12/17/21 USD 360.00 USD 15,967 2,734,650
Caesars Entertainment, Inc. .................... 263 01/21/22 USD 100.00 USD 2,729 428,033
Devon Energy Corp. .......................... 1,134 01/21/22 USD 35.00 USD 3,310 233,037
Devon Energy Corp. .......................... 1,399 01/21/22 USD 28.00 USD 4,084 626,053
19,774,960
Put
SPDR S&P 500 ETF Trust ...................... 134 07/02/21 USD 420.00 USD 5,736 1,273
SPDR S&P 500 ETF Trust ...................... 2,001 07/02/21 USD 410.00 USD 85,655 7,004
Invesco QQQ Trust 1 ......................... 1,325 07/16/21 USD 320.00 USD 46,962 49,025
Invesco QQQ Trust 1 ......................... 1,638 07/16/21 USD 325.00 USD 58,056 74,529
iShares Russell 2000 ETF ...................... 93 07/16/21 USD 218.00 USD 2,133 6,789
Pitney Bowes, Inc. ........................... 136 07/16/21 USD 7.00 USD 119 1,360
SPDR Bloomberg Barclays High Yield Bond ETF ...... 173 07/16/21 USD 108.00 USD 1,902 2,163
iShares iBoxx High Yield Corporate Bond ETF ........ 6,642 09/17/21 USD 84.00 USD 58,476 252,396
PG&E Corp. ............................... 152 09/17/21 USD 8.00 USD 155 2,128
90-day Eurodollar December 2021 Futures .......... 563 12/10/21 USD 99.38 USD 140,750 119,638
Uber Technologies, Inc. ....................... 107 12/17/21 USD 25.00 USD 536 1,659
517,964
$ 20,292,924
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
adidas AG ............. Barclays Bank plc 12,016 07/16/21 EUR 305.00 EUR 3,772 $ 167,582
EURO STOXX 50 Index .... Credit Suisse International 5,271 07/16/21 EUR 4,175.00 EUR 21,423 41,876
NXP Semiconductors NV ... UBS AG 39,441 07/16/21 USD 210.00 USD 8,114 110,632
Safran SA .............. Barclays Bank plc 30,351 07/16/21 EUR 125.00 EUR 3,549 19,062
USD Currency ........... Morgan Stanley & Co. International plc — 07/28/21 MXN 21.50 USD 46,960 32,121
DR Horton, Inc. .......... Citibank NA 79,373 08/20/21 USD 90.00 USD 7,173 369,084
EURO STOXX 50 Index .... Goldman Sachs International 3,166 08/20/21 EUR 4,250.00 EUR 12,868 46,175
LVMH Moet Hennessy Louis
Vuitton SE ........... Barclays Bank plc 7,217 08/20/21 EUR 675.00 EUR 4,773 105,205
Autodesk, Inc. ........... Nomura International plc 40,592 09/17/21 USD 295.00 USD 11,849 464,255
EURO STOXX 50 Index .... Credit Suisse International 5,272 09/17/21 EUR 4,250.00 EUR 21,427 170,660
United Rentals, Inc. ....... Credit Suisse International 12,835 09/17/21 USD 360.00 USD 4,094 95,621
USD Currency ........... Morgan Stanley & Co. International plc — 09/29/21 MXN 20.75 USD 46,960 555,759
EURO STOXX 50 Index .... Credit Suisse International 5,271 11/19/21 EUR 4,300.00 EUR 21,423 278,754
Amazon.com, Inc. ........ Citibank NA 2,862 06/17/22 USD 4,150.00 USD 9,846 444,397
2,901,183
Put
SPDR Gold Shares
(a)
...... Citibank NA 48,700 07/16/21 USD 164.00 USD 8,066 61,603
SPDR Gold Shares
(a)
...... Citibank NA 59,300 07/16/21 USD 166.00 USD 9,822 122,746
USD Currency ........... JPMorgan Chase Bank NA — 07/27/21 RUB 72.25 USD 17,826 94,725
EUR Currency ........... Morgan Stanley & Co. International plc — 07/30/21 USD 1.19 EUR 95,129 659,727
EUR Currency ........... BNP Paribas SA — 08/02/21 USD 1.19 EUR 65,006 642,290
iShares National Muni Bond
ETF ............... Credit Suisse International 993 08/20/21 USD 113.00 USD 116 –
iShares National Muni Bond
ETF ............... Credit Suisse International 997 08/20/21 USD 114.00 USD 117 1

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
38
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........... Morgan Stanley & Co. International plc — 08/25/21 MXN 19.75 USD 32,963 $ 292,375
USD Currency ........... Bank of America NA — 08/26/21 RUB 72.50 USD 30,698 296,377
USD Currency ........... JPMorgan Chase Bank NA — 08/26/21 ZAR 13.75 USD 24,259 116,042
2,285,886
$ 5,187,069
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Call
Dual Binary Option: Payout at expiration if the S&P 500
Index <= 4,567.73 and 10 year swap >= 1.7 ....... Goldman Sachs International 1,106 10/15/21 USD 10,104 $ 285,247
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on
5-Year Credit Default
Swap 1.00 % Quarterly CDX.NA.IG.36.V1 Quarterly
Morgan Stanley
& Co.
International
plc 07/21/21 USD 65.00 USD 30,502 $ 2,467
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.36.V1 Quarterly
JPMorgan Chase
Bank NA 07/21/21 USD 108.00 USD 3,562 2,804
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.36.V1 Quarterly
JPMorgan Chase
Bank NA 07/21/21 USD 108.50 USD 1,955 2,169
$ 7,440
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.07% Annual
Goldman Sachs
International 12/24/21 0.07 % EUR 29,481 $ 256,558
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual
Goldman Sachs
International 04/20/22 1.60 USD 29,189 1,076,544
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.30% Semi-Annual
Morgan Stanley & Co.
International plc 04/21/22 1.30 USD 30,938 361,159
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.80% Semi-Annual
Morgan Stanley & Co.
International plc 03/16/23 0.80 USD 391,953 944,655
2,638,916

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
5-Year Interest Rate Swap
(a)
. 1.37% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 07/08/21 1.37 % USD 97,008 $ 40
30-Year Interest Rate Swap
(a)
0.48% Annual
6 month
EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 11/16/21 0.48 EUR 28,337 1,214,826
30-Year Interest Rate Swap
(a)
0.49% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 11/24/21 0.49 EUR 27,640 1,175,353
30-Year Interest Rate Swap
(a)
0.52% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 12/09/21 0.52 EUR 26,037 1,046,304
10-Year Interest Rate Swap
(a)
1.79% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 12/29/21 1.79 USD 36,852 361,986
1-Year Interest Rate Swap
(a)
. 0.50% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 07/05/22 0.50 USD 420,846 677,696
4,476,205
$ 7,115,121
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ....... One-Touch Bank of America NA — 07/22/21 CNH 6.45 CNH 6.45 USD 394 $ (178,757)
EURO STOXX 50 Index . Down and In
Credit Suisse
International 4,858 12/17/21 EUR 3,500.00 EUR 3,100.00 EUR 5 (331,418)
$ (510,175)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Alphabet, Inc. ............................... 32 07/16/21 USD 2,800.00 USD 8,020 $ (15,920)
Amazon.com, Inc. ............................ 22 07/16/21 USD 4,100.00 USD 7,568 (1,705)
Apple, Inc. ................................. 583 07/16/21 USD 155.00 USD 7,985 (2,915)
Applied Materials, Inc. ......................... 579 07/16/21 USD 155.00 USD 8,245 (35,609)
Crowdstrike Holdings, Inc. ....................... 190 07/16/21 USD 250.00 USD 4,775 (169,575)
Freeport-McMoRan, Inc. ........................ 300 07/16/21 USD 41.00 USD 1,113 (7,950)
iShares MSCI Emerging Markets ETF ............... 4,702 07/16/21 USD 61.00 USD 25,932 (14,106)
Mastercard , Inc. ............................. 203 07/16/21 USD 440.00 USD 7,411 (1,827)
Microsoft Corp. .............................. 314 07/16/21 USD 290.00 USD 8,506 (5,181)
NVIDIA Corp. ............................... 71 07/16/21 USD 660.00 USD 5,681 (1,009,975)
RingCentral, Inc. ............................. 60 07/16/21 USD 390.00 USD 1,743 (6,000)
SPDR S&P Oil & Gas Exploration & Production ETF ..... 249 07/16/21 USD 110.00 USD 2,408 (9,089)
Twilio , Inc. ................................. 53 07/16/21 USD 450.00 USD 2,089 (8,295)
UWM Holdings Corp. .......................... 356 07/16/21 USD 12.00 USD 301 (2,670)
UWM Holdings Corp. .......................... 572 07/16/21 USD 11.00 USD 483 (4,290)
Amazon.com, Inc. ............................ 48 08/20/21 USD 3,900.00 USD 16,513 (91,560)
Capital One Financial Corp. ...................... 389 08/20/21 USD 160.00 USD 6,017 (183,803)
ConocoPhillips .............................. 1,282 08/20/21 USD 75.00 USD 7,807 (35,255)
Energy Select Sector SPDR Fund ................. 7,790 08/20/21 USD 65.00 USD 41,965 (186,960)
Facebook, Inc. .............................. 478 08/20/21 USD 365.00 USD 16,621 (439,760)
Freeport-McMoRan, Inc. ........................ 600 08/20/21 USD 46.00 USD 2,227 (27,000)
Global Payments, Inc. ......................... 369 08/20/21 USD 230.00 USD 6,920 (35,055)
Mastercard , Inc. ............................. 382 08/20/21 USD 400.00 USD 13,946 (91,680)
Mastercard , Inc. ............................. 426 08/20/21 USD 450.00 USD 15,553 (11,289)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
40
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
UWM Holdings Corp. .......................... 196 08/20/21 USD 12.50 USD 166 $ (3,430)
Western Digital Corp. .......................... 364 08/20/21 USD 100.00 USD 2,591 (16,744)
Zscaler , Inc. ................................ 212 08/20/21 USD 250.00 USD 4,580 (50,138)
SPDR S&P 500 ETF Trust ....................... 6,126 09/17/21 USD 454.00 USD 262,230 (830,073)
Wells Fargo & Co. ............................ 1,767 09/17/21 USD 52.50 USD 8,003 (96,302)
Diamondback Energy, Inc. ....................... 392 12/17/21 USD 130.00 USD 3,680 (135,240)
Diamondback Energy, Inc. ....................... 655 12/17/21 USD 135.00 USD 6,150 (188,313)
SPDR S&P 500 ETF Trust ....................... 649 12/17/21 USD 455.00 USD 27,781 (350,136)
Caesars Entertainment, Inc. ..................... 263 01/21/22 USD 130.00 USD 2,729 (153,198)
Devon Energy Corp. ........................... 1,134 01/21/22 USD 40.00 USD 3,310 (135,513)
Devon Energy Corp. ........................... 1,399 01/21/22 USD 38.00 USD 4,084 (208,451)
(4,565,007)
Put
SPDR S&P 500 ETF Trust ....................... 2,135 07/02/21 USD 390.00 USD 91,391 (3,203)
Alphabet, Inc. ............................... 32 07/16/21 USD 2,100.00 USD 8,020 (3,360)
Amazon.com, Inc. ............................ 22 07/16/21 USD 3,000.00 USD 7,568 (7,425)
Apple, Inc. ................................. 583 07/16/21 USD 115.00 USD 7,985 (5,539)
Applied Materials, Inc. ......................... 1,159 07/16/21 USD 115.00 USD 16,504 (15,067)
Autodesk, Inc. ............................... 270 07/16/21 USD 240.00 USD 7,881 (7,290)
Crowdstrike Holdings, Inc. ....................... 190 07/16/21 USD 170.00 USD 4,775 (2,280)
DR Horton, Inc. .............................. 761 07/16/21 USD 80.00 USD 6,877 (6,469)
Invesco QQQ Trust 1 .......................... 1,638 07/16/21 USD 295.00 USD 58,056 (21,294)
iShares Russell 2000 ETF ....................... 93 07/16/21 USD 200.00 USD 2,133 (1,488)
Johnson Controls International plc ................. 1,589 07/16/21 USD 60.00 USD 10,905 (7,945)
Mastercard , Inc. ............................. 203 07/16/21 USD 345.00 USD 7,411 (24,766)
Mastercard , Inc. ............................. 206 07/16/21 USD 330.00 USD 7,521 (9,579)
Microsoft Corp. .............................. 314 07/16/21 USD 215.00 USD 8,506 (3,140)
PulteGroup, Inc. ............................. 452 07/16/21 USD 50.00 USD 2,467 (9,040)
Ralph Lauren Corp. ........................... 333 07/16/21 USD 115.00 USD 3,923 (60,773)
RingCentral, Inc. ............................. 60 07/16/21 USD 260.00 USD 1,743 (8,850)
salesforce.com, Inc. ........................... 357 07/16/21 USD 185.00 USD 8,720 (2,142)
Sandvik AB ................................. 916 07/16/21 SEK 208.10 SEK 20,245 (17,837)
SPDR Bloomberg Barclays High Yield Bond ETF ....... 173 07/16/21 USD 105.00 USD 1,902 (1,730)
Twilio , Inc. ................................. 53 07/16/21 USD 300.00 USD 2,089 (2,412)
MercadoLibre , Inc. ............................ 53 07/30/21 USD 1,300.00 USD 8,256 (43,725)
Amazon.com, Inc. ............................ 23 08/20/21 USD 2,800.00 USD 7,912 (26,565)
Comcast Corp. .............................. 413 08/20/21 USD 52.50 USD 2,355 (30,149)
Daimler AG ................................. 757 08/20/21 EUR 70.00 EUR 5,705 (83,029)
Facebook, Inc. .............................. 266 08/20/21 USD 305.00 USD 9,249 (91,105)
Global Payments, Inc. ......................... 369 08/20/21 USD 185.00 USD 6,920 (232,470)
Global Payments, Inc. ......................... 384 08/20/21 USD 170.00 USD 7,202 (80,640)
Las Vegas Sands Corp. ........................ 398 08/20/21 USD 50.00 USD 2,097 (75,819)
Mastercard , Inc. ............................. 191 08/20/21 USD 330.00 USD 6,973 (58,733)
Mastercard , Inc. ............................. 304 08/20/21 USD 340.00 USD 11,099 (142,120)
salesforce.com, Inc. ........................... 205 08/20/21 USD 220.00 USD 5,008 (38,540)
ServiceNow , Inc. ............................. 162 08/20/21 USD 410.00 USD 8,903 (20,655)
Trane Technologies plc ......................... 77 08/20/21 USD 170.00 USD 1,418 (12,513)
Wells Fargo & Co. ............................ 1,794 08/20/21 USD 40.00 USD 8,125 (89,700)
Zscaler , Inc. ................................ 212 08/20/21 USD 190.00 USD 4,580 (59,148)
Advance Auto Parts, Inc. ........................ 151 09/17/21 USD 180.00 USD 3,098 (47,565)
Alphabet, Inc. ............................... 34 09/17/21 USD 2,100.00 USD 8,521 (61,030)
Amazon.com, Inc. ............................ 22 09/17/21 USD 3,000.00 USD 7,568 (79,640)
Carrier Global Corp. ........................... 885 09/17/21 USD 43.00 USD 4,301 (53,100)
Deere & Co. ................................ 52 09/17/21 USD 320.00 USD 1,834 (33,930)
EQT Corp. ................................. 2,442 09/17/21 USD 17.00 USD 5,436 (85,470)
FedEx Corp. ................................ 169 09/17/21 USD 270.00 USD 5,042 (78,163)
Freeport-McMoRan, Inc. ........................ 638 09/17/21 USD 32.00 USD 2,368 (68,904)
Illinois Tool Works, Inc. ......................... 305 09/17/21 USD 200.00 USD 6,819 (61,763)
iShares iBoxx High Yield Corporate Bond ETF ......... 6,642 09/17/21 USD 81.00 USD 58,476 (159,408)
Microsoft Corp. .............................. 296 09/17/21 USD 225.00 USD 8,019 (40,404)
Vinci SA ................................... 526 09/17/21 EUR 85.00 EUR 4,733 (139,710)
Wells Fargo & Co. ............................ 1,767 09/17/21 USD 40.00 USD 8,003 (142,244)
Nucor Corp. ................................ 396 10/15/21 USD 92.50 USD 3,799 (245,520)

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
TE Connectivity Ltd. ........................... 183 10/15/21 USD 125.00 USD 2,474 $ (61,763)
Parker-Hannifin Corp. .......................... 226 11/19/21 USD 250.00 USD 6,941 (115,260)
(2,780,414)
$ (7,345,421)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Disco Corp. ............... Goldman Sachs International 1,809 07/08/21 JPY 35,593.19 JPY 61,416 $ (1,923)
FANUC Corp. .............. Goldman Sachs International 3,359 07/08/21 JPY 28,144.32 JPY 90,004 (1,960)
Keyence Corp. ............. Morgan Stanley & Co. International plc 1,378 07/08/21 JPY 58,916.55 JPY 77,264 (1,121)
Kose Corp. ................ Morgan Stanley & Co. International plc 5,255 07/08/21 JPY 18,949.54 JPY 91,857 (229)
Sony Group Corp. ........... Morgan Stanley & Co. International plc 8,959 07/08/21 JPY 11,765.40 JPY 96,892 (2,536)
adidas AG ................ Barclays Bank plc 12,016 07/16/21 EUR 330.00 EUR 3,772 (21,644)
NXP Semiconductors NV ...... UBS AG 39,441 07/16/21 USD 230.00 USD 8,114 (9,855)
Safran SA ................. Barclays Bank plc 30,351 07/16/21 EUR 140.00 EUR 3,549 (2,159)
SPDR Gold Shares
(a)
......... Citibank NA 24,350 07/16/21 USD 192.00 USD 4,033 (365)
USD Currency .............. Morgan Stanley & Co. International plc — 07/28/21 MXN 20.75 USD 46,960 (127,063)
Disco Corp. ............... JPMorgan Chase Bank NA 1,828 08/13/21 JPY 38,689.39 JPY 62,061 (3,314)
FANUC Corp. .............. Goldman Sachs International 3,297 08/13/21 JPY 29,683.18 JPY 88,343 (5,058)
Hoya Corp. ................ JPMorgan Chase Bank NA 25,989 08/13/21 JPY 16,625.69 JPY 382,818 (11,880)
Keyence Corp. ............. JPMorgan Chase Bank NA 1,407 08/13/21 JPY 63,543.85 JPY 78,890 (1,889)
Kose Corp. ................ Morgan Stanley & Co. International plc 5,244 08/13/21 JPY 19,925.43 JPY 91,665 (2,652)
Recruit Holdings Co. Ltd. ...... Goldman Sachs International 16,884 08/13/21 JPY 6,191.74 JPY 92,355 (4,890)
Shin-Etsu Chemical Co. Ltd. .... JPMorgan Chase Bank NA 19,816 08/13/21 JPY 20,481.09 JPY 368,181 (15,948)
Sony Group Corp. ........... Goldman Sachs International 8,875 08/13/21 JPY 11,899.94 JPY 95,983 (5,312)
DR Horton, Inc. ............. Citibank NA 79,373 08/20/21 USD 97.50 USD 7,173 (146,840)
LVMH Moet Hennessy Louis Vuitton
SE ................... Barclays Bank plc 7,217 08/20/21 EUR 715.00 EUR 4,773 (38,136)
NXP Semiconductors NV ...... Nomura International plc 350 08/20/21 USD 225.00 USD 7,200 (116,201)
Autodesk, Inc. .............. Nomura International plc 58,500 09/17/21 USD 325.00 USD 17,076 (270,216)
USD Currency .............. Morgan Stanley & Co. International plc — 09/29/21 MXN 21.50 USD 46,960 (269,691)
(1,060,882)
Put
adidas AG ................ Barclays Bank plc 12,016 07/16/21 EUR 270.00 EUR 3,772 (4,987)
NXP Semiconductors NV ...... UBS AG 39,441 07/16/21 USD 170.00 USD 8,114 (157)
Safran SA ................. Barclays Bank plc 30,351 07/16/21 EUR 110.00 EUR 3,549 (31,358)
SPDR Gold Shares
(a)
......... Citibank NA 132,351 07/16/21 USD 157.00 USD 21,921 (38,179)
USD Currency .............. JPMorgan Chase Bank NA — 07/27/21 RUB 70.00 USD 17,826 (17,274)
EUR Currency .............. BNP Paribas SA — 07/30/21 USD 1.17 EUR 95,129 (138,743)
EUR Currency .............. BNP Paribas SA — 08/02/21 USD 1.15 EUR 97,509 (48,286)
DR Horton, Inc. ............. Citibank NA 79,373 08/20/21 USD 82.50 USD 7,173 (127,791)
Edwards Lifesciences Corp. .... Citibank NA 44,283 08/20/21 USD 87.50 USD 4,586 (19,794)
EURO STOXX 50 Index ....... Goldman Sachs International 3,166 08/20/21 EUR 3,725.00 EUR 12,868 (88,596)
Intuitive Surgical, Inc. ......... Citibank NA 5,098 08/20/21 USD 760.00 USD 4,688 (3,543)
LVMH Moet Hennessy Louis Vuitton
SE ................... Barclays Bank plc 7,217 08/20/21 EUR 605.00 EUR 4,773 (62,446)
USD Currency .............. Morgan Stanley & Co. International plc — 08/25/21 MXN 19.25 USD 49,444 (119,837)
USD Currency .............. Bank of America NA — 08/26/21 RUB 70.00 USD 46,047 (75,510)
USD Currency .............. JPMorgan Chase Bank NA — 08/26/21 ZAR 13.25 USD 36,388 (37,114)
Autodesk, Inc. .............. Nomura International plc 40,592 09/17/21 USD 250.00 USD 11,849 (131,610)
United Rentals, Inc. .......... Credit Suisse International 12,835 09/17/21 USD 280.00 USD 4,094 (98,158)
Amazon.com, Inc. ........... Citibank NA 1,432 06/17/22 USD 2,800.00 USD 4,926 (180,790)
(1,224,173)
$ (2,285,055)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
42
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Credit Default Swaptions Written
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit
Default Swap CDX.NA.IG.36.V1 Quarterly 1.00 % Quarterly
Morgan Stanley
& Co.
International
plc 07/21/21 NR USD 80.00 USD 30,502 $ (1,593)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
0.02% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 08/24/21 0.02 % EUR 29,481 $ (73,081)
10-Year Interest Rate Swap
(a)
0.55% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 09/20/21 0.55 USD 16,314 (1,936)
1-Year Interest Rate Swap
(a)
. 0.40% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.40 USD 391,953 (293,458)
1-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.60 USD 391,953 (555,930)
(924,405)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.15% Semi-Annual
Goldman Sachs
International 07/08/21 2.15 USD 20,332 —
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.53% Semi-Annual
Goldman Sachs
International 07/08/21 2.53 USD 15,521 —
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.73% Semi-Annual
Goldman Sachs
International 07/26/21 1.73 USD 51,380 (37,096)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.72% Semi-Annual
Goldman Sachs
International 08/24/21 1.72 USD 36,852 (107,932)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual
Goldman Sachs
International 08/31/21 1.75 USD 56,616 (169,847)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.19% Semi-Annual
Goldman Sachs
International 08/31/21 2.19 USD 28,308 (103,808)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.40% Semi-Annual
Morgan Stanley & Co.
International plc 09/20/21 1.40 USD 32,628 (542,261)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.78% Annual
JPMorgan Chase
Bank NA 11/16/21 0.78 EUR 28,337 (340,634)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.79% Annual
Goldman Sachs
International 11/24/21 0.79 EUR 27,640 (340,649)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.85% Semi-Annual
Goldman Sachs
International 11/26/21 1.85 USD 51,380 (345,685)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.32% Semi-Annual
Goldman Sachs
International 12/03/21 2.32 USD 15,898 (145,072)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.82% Annual
Goldman Sachs
International 12/09/21 0.82 EUR 26,037 (318,984)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.76% Semi-Annual
Goldman Sachs
International 01/26/22 1.76 USD 111,493 (1,374,882)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.60% Semi-Annual
Goldman Sachs
International 04/20/22 2.60 USD 29,189 (305,029)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.30% Semi-Annual
Morgan Stanley & Co.
International plc 04/21/22 2.30 USD 30,938 (185,026)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual Barclays Bank plc 06/15/26 3.04 USD 121,539 (1,592,024)

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual
Morgan Stanley & Co.
International plc 06/30/26 3.04 % USD 55,886 $ (754,463)
(6,663,392)
$ (7,587,797)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.33.V1 ................... 1.00 % Quarterly 12/20/24 USD 302,896 $ (6,134,788) $ (4,618,292) $ (1,516,496)
CDX.NA.HY.34.V9 ................... 5.00 Quarterly 06/20/25 USD 18,506 (1,856,535) 141,859 (1,998,394)
CDX.NA.IG.36.V1 ................... 1.00 Quarterly 06/20/26 USD 40,941 (1,054,577) (827,184) (227,393)
$ (9,045,900) $ (5,303,617) $ (3,742,283)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.
CROSSOVER.34.V2 . 5.00 % Quarterly 12/20/25 BBB- EUR 23,929 $ 3,669,552 $ 1,888,234 $ 1,781,318
ITRAXX.EUR.
CROSSOVER.35.V1 . 5.00 Quarterly 06/20/26 BB- EUR 15,506 2,312,363 2,281,318 31,045
$ 5,981,915 $ 4,169,552 $ 1,812,363
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month BA Semi-Annual 1.91% Semi-Annual N/A 07/09/21 CAD 206,915 $ 1,198,090 $ — $ 1,198,090
1.06% Semi-Annual 3 month LIBOR Quarterly N/A 03/27/22 USD 309,250 (2,876,412) (9,517) (2,866,895)
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/22 USD 174,093 (1,889,280) (13,500) (1,875,780)
28 day MXIBTIIE Monthly 4.42% Monthly N/A 02/28/23 MXN 277,141 (342,912) — (342,912)
28 day MXIBTIIE Monthly 4.50% Monthly N/A 03/03/23 MXN 277,054 (326,975) — (326,975)
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 196,638 (380,819) — (380,819)
28 day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 196,638 (338,955) — (338,955)
0.40% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/24 USD 248,690 309,960 — 309,960
0.53% Semi-Annual 3 month LIBOR Quarterly 06/06/22
(a)
06/06/24 USD 61,771 255,188 — 255,188
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 06/28/24 USD 56,316 (6,500) — (6,500)
1.60% Semi-Annual 3 month LIBOR Quarterly N/A 01/24/25 USD 124,109 (4,747,626) 1,214 (4,748,840)
0.35% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/25 USD 47,190 869,147 — 869,147
3 month LIBOR Quarterly 0.37% Semi-Annual N/A 10/29/25 USD 136,775 (2,807,102) — (2,807,102)
3 month LIBOR Quarterly 0.46% Semi-Annual N/A 11/23/25 USD 37,887 (671,613) — (671,613)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
44
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 0.39% Semi-Annual N/A 02/10/26 USD 95,698 $ (2,154,331) $ — $ (2,154,331)
0.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/19/26 USD 46,406 378,751 — 378,751
0.70% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/26 USD 12,682 94,002 — 94,002
3 month LIBOR Quarterly 0.83% Semi-Annual N/A 03/08/26 USD 152,601 (199,517) — (199,517)
3 month LIBOR Quarterly 0.85% Semi-Annual N/A 04/08/26 USD 222,921 (525,947) — (525,947)
3 month LIBOR Quarterly 0.87% Semi-Annual N/A 04/08/26 USD 91,791 (125,831) — (125,831)
0.62% Semi-Annual 3 month LIBOR Quarterly N/A 04/08/26 USD 91,791 1,260,023 — 1,260,023
0.60% Semi-Annual 3 month LIBOR Quarterly N/A 04/08/26 USD 222,921 3,280,412 — 3,280,412
0.63% Semi-Annual 3 month LIBOR Quarterly N/A 05/26/26 USD 214,430 3,246,417 — 3,246,417
0.85% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 108,280 466,701 — 466,701
0.64% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 324,839 4,768,157 — 4,768,157
3 month LIBOR Quarterly 0.98% Semi-Annual N/A 06/28/26 USD 33,790 16,899 — 16,899
0.69% Semi-Annual 3 month LIBOR Quarterly N/A 06/23/30 USD 15,068 916,217 — 916,217
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 08/17/30 USD 35,177 (873,837) (28,638) (845,199)
3 month LIBOR Quarterly 0.64% Semi-Annual N/A 08/21/30 USD 16,269 (1,062,071) — (1,062,071)
3 month LIBOR Quarterly 0.68% Semi-Annual N/A 09/14/30 USD 5,989 (378,201) — (378,201)
3 month LIBOR Quarterly 0.66% Semi-Annual N/A 09/25/30 USD 9,114 (592,960) — (592,960)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/25/30 USD 9,114 551,791 — 551,791
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/29/30 USD 7,292 (454,025) — (454,025)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/30 USD 7,292 406,777 — 406,777
0.81% Semi-Annual 3 month LIBOR Quarterly N/A 11/23/30 USD 25,003 1,368,670 — 1,368,670
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/31 USD 15,984 318,375 — 318,375
1.20% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/31 USD 9,412 167,672 — 167,672
3 month LIBOR Quarterly 1.40% Semi-Annual N/A 04/07/31 USD 69,777 (119,971) — (119,971)
3 month LIBOR Quarterly 1.42% Semi-Annual N/A 04/08/31 USD 40,156 5,928 — 5,928
1.57% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/31 USD 26,608 (321,570) — (321,570)
1.54% Semi-Annual 3 month LIBOR Quarterly N/A 05/28/31 USD 4,718 (43,541) — (43,541)
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 40,718 (355,606) — (355,606)
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 40,111 (352,609) — (352,609)
2.16% Semi-Annual 3 month LIBOR Quarterly 06/18/26
(a)
06/18/31 USD 40,710 (322,804) — (322,804)
1.99% Semi-Annual 3 month LIBOR Quarterly 07/02/26
(a)
07/02/31 USD 16,766 — — —
1.99% Semi-Annual 3 month LIBOR Quarterly 07/02/26
(a)
07/02/31 USD 39,120 — — —
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 07/02/50 USD 11,154 2,371,074 — 2,371,074
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 07/21/50 USD 7,327 1,579,582 — 1,579,582
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 15,811 (2,680,923) — (2,680,923)
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 3,724 (626,909) — (626,909)
3 month LIBOR Quarterly 1.07% Semi-Annual N/A 10/21/50 USD 10,990 (1,891,434) — (1,891,434)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 10/23/50 USD 23,435 2,901,561 — 2,901,561
3 month LIBOR Quarterly 0.97% Semi-Annual N/A 10/28/50 USD 8,912 (1,751,440) — (1,751,440)
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 10/28/50 USD 9,223 1,366,816 — 1,366,816
0.98% Semi-Annual 3 month LIBOR Quarterly N/A 10/29/50 USD 27,021 5,243,855 — 5,243,855
1.30% Semi-Annual 3 month LIBOR Quarterly N/A 11/19/50 USD 20,309 2,387,953 — 2,387,953
1.22% Semi-Annual 3 month LIBOR Quarterly N/A 11/27/50 USD 9,223 1,265,223 — 1,265,223
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 12/11/50 USD 6,719 552,256 — 552,256
3 month LIBOR Quarterly 1.20% Semi-Annual N/A 12/22/50 USD 36,086 (5,158,109) — (5,158,109)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 12/30/50 USD 9,223 1,164,985 — 1,164,985
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 01/07/51 USD 21,904 1,705,046 — 1,705,046
1.52% Semi-Annual 3 month LIBOR Quarterly N/A 01/08/51 USD 7,491 445,187 — 445,187
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 01/25/51 USD 15,926 545,627 — 545,627
1.48% Semi-Annual 3 month LIBOR Quarterly N/A 01/28/51 USD 28,612 2,004,509 — 2,004,509
1.58% Semi-Annual 3 month LIBOR Quarterly N/A 02/01/51 USD 16,319 764,489 — 764,489
1.66% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/51 USD 9,099 237,580 — 237,580
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/51 USD 9,412 199,920 — 199,920
3 month LIBOR Quarterly 1.24% Semi-Annual N/A 02/10/51 USD 26,100 (3,395,353) — (3,395,353)
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 02/10/51 USD 17,400 3,759,283 — 3,759,283
1.91% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/51 USD 3,671 (128,697) — (128,697)
2.01% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/51 USD 13,763 (748,830) — (748,830)
1.97% Semi-Annual 3 month LIBOR Quarterly N/A 05/28/51 USD 2,265 (102,779) — (102,779)
2.04% Semi-Annual 3 month LIBOR Quarterly N/A 06/07/51 USD 4,280 (257,009) — (257,009)

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 1.83% Semi-Annual N/A 06/22/51 USD 9,332 $ 78,502 $ — $ 78,502
$ 9,440,127 $ (50,441) $ 9,490,568
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. .......... 5.00 % Quarterly Barclays Bank plc 06/20/23 USD 2,962 $ (136,274) $ 327,869 $ (464,143)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. ...... 5.00 % Quarterly Barclays Bank plc 12/20/21 CCC USD 4,440 $ 76,312 $ (96,668) $ 172,980
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 8.65% At Termination
Goldman Sachs
International 01/04/27 BRL 3,043 $ 13,573 $ — $ 13,573
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Financial Select Sector SPDR
Fund ................ USD (80,785) JPMorgan Chase Bank NA 09/16/21 USD 81 $ 18,255 $ — $ 18,255
iBoxx USD Liquid Leveraged
Loans Total Return Index .. USD 13,803,474 Goldman Sachs International 09/20/21 USD 13,803 (41,767) (4,900) (36,867)
iBoxx USD Liquid Leveraged
Loans Total Return Index .. USD 9,202,316
Morgan Stanley & Co.
International plc 09/20/21 USD 9,202 (25,340) (3,267) (22,073)
S&P 500 Annual Dividend Index
Futures December 2021 ... USD 2,403,225 BNP Paribas SA 12/17/21 USD 2,403 556,875 — 556,875
GSCBBL8X Index ......... USD 1,721,219 Goldman Sachs International 02/22/22 USD 1,721 297,316 — 297,316
$ 805,339 $ (8,167) $ 813,506

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
46
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(51,933) of net dividends and financing fees.
(e)
Amount includes $(115,487) of net dividends and financing fees.
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
01/25/21-05/31/23 $ 4,124,422 $ (547,323)
(c)
$ 3,629,032 0.3%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 (15,379,396) 24,636
(e)
(15,239,273) 0.2
$ (522,687) $ (11,610,241)
(b) (d)
Range: 18-328 basis points 5-150 basis points
Benchmarks: Intercontinental Exchange LIBOR: Intercontinental Exchange LIBOR:
USD 1 Week USD 1 Month
USD 1 Month USD Overnight Bank Funding Rate
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of
June 30, 2021, expiration dates 01/25/21-05/31/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Italy
Leonardo SpA ........... 1,814,227 $ 14,679,590 404.5%
Total Reference Entity — Long ............ 14,679,590
Reference Entity — Short
Brazil
Banco BTG Pactual SA ..... (5,892) (144,273) (4.0)
Canada
Power Corp. of Canada ..... (6,290) (198,808) (5.5)
China
BeiGene Ltd., ADR ........ (577) (198,021) (5.5)
Bilibili , Inc., ADR .......... (3,684) (448,858) (12.4)
China Conch Venture Holdings
Ltd. ................ (130,500) (549,086) (15.1)
China Longyuan Power Group
Corp. Ltd., Class H ...... (182,000) (313,351) (8.6)
China Molybdenum Co. Ltd.,
Class H .............. (135,000) (79,996) (2.2)
China Resources Gas Group
Ltd. ................ (28,000) (167,921) (4.6)
China Vanke Co. Ltd., Class H (74,200) (231,913) (6.4)
Gaotu Techedu , Inc., ADR ... (6,793) (100,333) (2.8)
Kingsoft Cloud Holdings Ltd.,
ADR ................ (3,860) (130,970) (3.6)
Longfor Group Holdings Ltd. .. (68,000) (378,771) (10.4)
Microport Scientific Corp. .... (61,000) (547,462) (15.1)
Shares Value
% of Basket
Value
China (continued)
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H ... (63,500) $ (512,533) (14.1) %
Sunny Optical Technology Group
Co. Ltd. .............. (7,800) (246,344) (6.8)
TravelSky Technology Ltd., Class
H .................. (37,000) (79,720) (2.2)
Zijin Mining Group Co. Ltd.,
Class H .............. (42,000) (56,359) (1.6)
(4,041,638)
Denmark
Vestas Wind Systems A/S ... (13,948) (544,976) (15.0)
Finland
Sampo OYJ, Class A ....... (17,127) (787,577) (21.7)
France
Air Liquide SA ........... (996) (174,649) (4.8)
Airbus SE .............. (1,448) (186,579) (5.1)
(361,228)
South Korea
Celltrion Healthcare Co. Ltd. .. (3,525) (362,237) (10.0)
Hyundai Motor Co. ........ (736) (156,607) (4.3)
Korea Shipbuilding & Offshore
Engineering Co. Ltd. ..... (1,897) (225,629) (6.2)
(744,473)
Spain
Ferrovial SA ............. (2,907) (85,432) (2.4)
Grifols SA .............. (2,174) (58,952) (1.6)
(144,384)

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Shares Value
% of Basket
Value
Sweden
Evolution AB ............ (477) $ (75,453) (2.1) %
Skandinaviska Enskilda Banken
AB, Class A ........... (22,198) (286,934) (7.9)
(362,387)
Taiwan
E.Sun Financial Holding Co. Ltd. (88,000) (83,065) (2.3)
United Kingdom
BT Group plc ............ (68,523) (184,145) (5.1)
HSBC Holdings plc ........ (47,322) (273,119) (7.5)
Prudential plc ............ (6,579) (125,171) (3.5)
SSE plc ................ (14,917) (309,808) (8.5)
Tesco plc ............... (128,068) (395,626) (10.9)
(1,287,869)
United States
Amphenol Corp., Class A .... (5,015) (343,076) (9.5)
Archer-Daniels-Midland Co. .. (6,009) (364,145) (10.0)
Boeing Co. (The) ......... (2,527) (605,368) (16.7)
Digital Realty Trust, Inc. ..... (1,121) (168,666) (4.6)
Liberty Broadband Corp., Class
A .................. (2,917) (490,552) (13.5)
Moderna , Inc. ............ (1,602) (376,438) (10.4)
Oracle Corp. ............ (21) (1,635) (0.0)
(2,349,880)
Total Reference Entity — Short ............ (11,050,558)
Net Value of Reference Entity — Citibank NA .. $ 3,629,032
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of June 30, 2021, expiration date 02/08/23:
Reference Entity — Short
Australia
Afterpay Ltd. ............ (2,118) (187,994) 1.2
Macquarie Group Ltd. ...... (3,020) (353,827) 2.3
Transurban Group ......... (3,204) (34,171) 0.2
Westpac Banking Corp. ..... (8,950) (173,199) 1.2
(749,191)
Brazil
Hapvida Participacoes e
Investimentos SA ....... (146,036) (453,628) 3.0
Lojas Americanas SA
(Preference) .......... (61,992) (268,593) 1.8
Raia Drogasil SA ......... (71,227) (355,147) 2.3
(1,077,368)
Canada
Canadian Pacific Railway Ltd. . (1,974) (151,792) 1.0
Fairfax Financial Holdings Ltd. (312) (136,821) 0.9
Shaw Communications, Inc.,
Class B .............. (16,749) (485,202) 3.2
(773,815)
China
CanSino Biologics, Inc., Class H (1,000) (53,114) 0.3
China Southern Airlines Co. Ltd.,
Class H .............. (394,000) (244,532) 1.6
Country Garden Holdings Co.
Ltd. ................ (208,000) (232,808) 1.5
Country Garden Services
Holdings Co. Ltd. ....... (11,000) (118,690) 0.8
Shares Value
% of Basket
Value
China (continued)
Fuyao Glass Industry Group Co.
Ltd., Class H .......... (22,800) $ (160,511) 1.0%
GDS Holdings Ltd., ADR .... (4,047) (317,649) 2.1
Geely Automobile Holdings Ltd. (115,000) (361,187) 2.4
Great Wall Motor Co. Ltd., Class
H .................. (94,500) (304,530) 2.0
Innovent Biologics, Inc. ..... (20,000) (233,297) 1.5
iQIYI , Inc., ADR .......... (48,802) (760,335) 5.0
Kunlun Energy Co. Ltd. ..... (110,000) (101,265) 0.7
Ping An Healthcare and
Technology Co. Ltd. ..... (18,400) (229,221) 1.5
Shandong Gold Mining Co. Ltd.,
Class H .............. (131,250) (232,030) 1.5
Shandong Weigao Group
Medical Polymer Co. Ltd.,
Class H .............. (12,000) (27,991) 0.2
Shenzhou International Group
Holdings Ltd. .......... (6,400) (161,618) 1.1
Tencent Music Entertainment
Group, ADR ........... (7,646) (118,360) 0.8
Trip.com Group Ltd., ADR ... (3,931) (139,393) 0.9
Zai Lab Ltd., ADR ......... (504) (89,203) 0.6
(3,885,734)
Germany
Hannover Rueck SE ....... (815) (136,438) 0.9
Hong Kong
Link REIT .............. (17,161) (166,038) 1.1
Japan
Central Japan Railway Co. ... (3,500) (531,827) 3.5
Eisai Co. Ltd. ............ (500) (49,139) 0.3
Mitsui Fudosan Co. Ltd. ..... (15,800) (365,354) 2.4
Nippon Paint Holdings Co. Ltd. (5,400) (73,052) 0.5
Secom Co. Ltd. ........... (2,800) (213,418) 1.4
Seven & i Holdings Co. Ltd. .. (2,900) (138,912) 0.9
Shimano, Inc. ............ (1,500) (356,886) 2.3
Sumitomo Realty & Development
Co. Ltd. .............. (5,500) (196,706) 1.3
Sysmex Corp. ........... (700) (83,044) 0.6
(2,008,338)
Mexico
Wal-Mart de Mexico SAB de CV (57,535) (187,925) 1.2
South Africa
Capitec Bank Holdings Ltd. ... (3,291) (387,939) 2.5
South Korea
POSCO Chemical Co. Ltd. ... (4,083) (521,341) 3.4
Samsung C&T Corp. ....... (687) (83,201) 0.6
Samsung Life Insurance Co. Ltd. (698) (49,528) 0.3
(654,070)
Spain
Aena SME SA ........... (2,827) (463,858) 3.0
Switzerland
Chocoladefabriken Lindt &
Spruengli AG .......... (57) (567,074) 3.7
Credit Suisse Group AG
(Registered) ........... (159,334) (1,667,896) 11.0
Schindler Holding AG ...... (1,264) (386,829) 2.5
(2,621,799)
United Kingdom
Aviva plc ............... (72,472) (406,855) 2.7

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
48
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Shares Value
% of Basket
Value
United States
Allstate Corp. (The) ........ (3,236) $ (422,104) 2.8%
Hershey Co. (The) ........ (773) (134,641) 0.9
Kraft Heinz Co. (The) ....... (2,038) (83,110) 0.5
Mondelez International, Inc.,
Class A .............. (1,926) (120,259) 0.8
Paychex, Inc. ............ (1,843) (197,754) 1.3
Shares Value
% of Basket
Value
United States (continued)
Roper Technologies, Inc. .... (1,334) $ (627,247) 4.1%
Xcel Energy, Inc. .......... (2,046) (134,790) 0.9
(1,719,905)
Total Reference Entity — Short ............ (15,239,273)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (15,239,273)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.02%
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.53
3 month BA .......................................... Canadian Bankers Acceptances 0.44
3 month LIBOR ....................................... London Interbank Offered Rate 0.15
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.52)
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 4,312,625 $ (5,497,131) $ 50,264,988 $ (42,704,340) $ —
OTC Swaps ..................................................... 327,869 (104,835) 1,083,635 (1,070,406) —
Options Written ................................................... N/A N/A 10,599,739 (2,450,427) (17,730,041)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 89,374 $ — $ 3,213,472 $ — $ 3,302,846
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 5,753,884 — — 5,753,884
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — 7,440 22,670,939 2,797,204 7,234,759 285,247 32,995,589
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 1,812,363 — — 48,452,625 — 50,264,988
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 500,849 897,082 — 13,573 — 1,411,504
$ — $ 2,320,652 $ 23,657,395 $ 8,551,088 $ 58,914,429 $ 285,247 $ 93,728,811
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 21,576,905 — 7,344,033 — 28,920,938
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 22,274,938 — — 22,274,938
Options written
(b)
Options written at value ..................... — 1,593 9,128,376 1,012,275 7,587,797 — 17,730,041
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 3,742,283 — — 38,962,057 — 42,704,340
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 560,811 547,323 — 67,107 — 1,175,241
$ — $ 4,304,687 $ 31,252,604 $ 23,287,213 $ 53,960,994 $ — $ 112,805,498
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the six months ended June 30, 2021, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (127,100,169) $ — $ (36,314,975) $ — $ (163,415,144)
Forward foreign currency exchange contracts .... — — — (14,979,673) — — (14,979,673)
Options purchased
(a)
.................... — (110,643) (50,327,817) (5,453,192) (17,862,438) — (73,754,090)
Options written ........................ — 23,944 55,411,221 1,976,075 7,780,616 — 65,191,856
Swaps .............................. — (1,092,362) 5,285,019 — 18,030 — 4,210,687
$ — $ (1,179,061) $ (116,731,746) $ (18,456,790) $ (46,378,767) $ — $ (182,746,364)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — (2,153,331) — (3,944,896) — (6,098,227)
Forward foreign currency exchange contracts .... — — — (28,830,837) — — (28,830,837)
Options purchased
(b)
.................... — (45,431) (14,578,677) 80,562 3,383,648 137,995 (11,021,903)
Options written ........................ — 19,759 4,601,171 129,078 2,291,887 — 7,041,895
Swaps .............................. — (1,801,540) (2,592,416) — 19,610,620 — 15,216,664
$ — $ (1,827,212) $ (14,723,253) $ (28,621,197) $ 21,341,259 $ 137,995 $ (23,692,408)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
50
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 762,250,869
Average notional value of contracts — short ................................................................................. 2,662,532,077
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 767,866,791
Average amounts sold — in USD ........................................................................................ 1,049,263,702
Options:
Average value of option contracts purchased ................................................................................ 32,673,505
Average value of option contracts written ................................................................................... 15,361,548
Average notional value of swaption contracts purchased ......................................................................... 1,521,995,702
Average notional value of swaption contracts written ........................................................................... 1,797,944,234
Credit default swaps:
Average notional value — buy protection ................................................................................... 365,305,157
Average notional value — sell protection ................................................................................... 41,850,915
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 2,092,724,918
Average notional value — receives fixed rate ................................................................................ 1,123,032,374
Total return swaps:
Average notional value ............................................................................................... 22,566,784
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 3,327,901 $ 3,673,518
Forward foreign currency exchange contracts ................................................................. 5,753,884 22,274,938
Options
(a)(b)
........................................................................................ 32,995,589 17,730,041
Swaps — Centrally cleared ............................................................................. — 1,066,341
Swaps — OTC
(c)
.................................................................................... 1,411,504 1,175,241
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities ....................................
$ 43,488,878 $ 45,920,079
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(23,620,825) (12,085,280)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 19,868,053 $ 33,834,799
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Consolidated Statement of Assets and Liabilities.

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 785,710 $ (785,710) $ — $ — $ —
Barclays Bank plc ................................ 792,698 (792,698) — — —
BNP Paribas SA ................................. 1,592,309 (1,592,309) — — —
Citibank NA .................................... 1,093,883 (1,093,883) — — —
Citibank NA
(e)
................................... 184,349 (38,544) — (170,000) (24,195)
Credit Suisse International .......................... 586,912 (429,576) — (157,336) —
Deutsche Bank AG ............................... 22,902 (22,902) — — —
Goldman Sachs International ........................ 4,916,260 (3,582,735) — (750,000) 583,525
HSBC Bank plc .................................. 250,642 (250,642) — — —
JPMorgan Chase Bank NA .......................... 2,537,309 (2,537,309) — — —
Morgan Stanley & Co. International plc .................. 5,776,144 (4,297,984) — (561,000) 917,160
Nomura International plc ........................... 464,255 (464,255) — — —
UBS AG ...................................... 864,680 (540,465) — — 324,215
$ 19,868,053 $ (16,429,012) $ — $ (1,638,336) $ 1,800,705
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(f)
Cash
Collateral
Pledged
(f)
Net Amount of
Derivative
Liabilities
(d)(g)
Bank of America NA .............................. $ 1,348,896 $ (785,710) $ — $ (563,186) $ —
Barclays Bank plc ................................ 3,624,154 (792,698) — (1,981,000) 850,456
BNP Paribas SA ................................. 4,430,189 (1,592,309) — (1,850,000) 987,880
Citibank NA .................................... 6,089,770 (1,093,883) — (3,310,000) 1,685,887
Citibank NA
(e)
................................... 38,544 (38,544) — — —
Credit Suisse International .......................... 429,576 (429,576) — — —
Deutsche Bank AG ............................... 829,016 (22,902) — — 806,114
Goldman Sachs International ........................ 3,582,735 (3,582,735) — — —
HSBC Bank plc .................................. 2,681,107 (250,642) — — 2,430,465
JPMorgan Chase Bank NA .......................... 5,424,336 (2,537,309) — — 2,887,027
Morgan Stanley & Co. International plc .................. 4,297,984 (4,297,984) — — —
Nomura International plc ........................... 518,027 (464,255) — — 53,772
UBS AG ...................................... 540,465 (540,465) — — —
$ 33,834,799 $ (16,429,012) $ — $ (7,704,186) $ 9,701,601
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Represents derivatives owned by the BlackRock Cayman Global Allocation V.I. Fund I, Ltd., a wholly-owned subsidiary of the Fund. See Note 1 of the Notes to Consolidated Financial
Statements.
(f)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(g)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
52
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities:
Cayman Islands ........................................ $ — $ 54,931,682 $ 5,561,590 $ 60,493,272
Ireland .............................................. — 2,959,779 309,571 3,269,350
Netherlands ........................................... — 465,819 — 465,819
United States .......................................... — 111,708,151 11,701,971 123,410,122
Common Stocks:
Argentina ............................................ 32,426,957 — — 32,426,957
Australia ............................................. — 15,124,094 9,580,905 24,704,999
Belgium ............................................. — 248,502 — 248,502
Brazil ............................................... 11,174,715 — — 11,174,715
Canada ............................................. 76,466,605 — — 76,466,605
Cayman Islands ........................................ 3,049,081 — — 3,049,081
Chile ............................................... 197,839 — — 197,839
China ............................................... 69,079,392 163,998,086 — 233,077,478
Denmark ............................................. — 20,446,535 — 20,446,535
Finland .............................................. — 15,499,355 — 15,499,355
France .............................................. — 272,643,931 — 272,643,931
Germany ............................................ 34,352,764 253,818,642 — 288,171,406
Hong Kong ........................................... 904,866 38,534,269 — 39,439,135
India ............................................... — 18,035,020 7,482,347 25,517,367
Indonesia ............................................ — 1,982,166 — 1,982,166
Ireland .............................................. — 1,033,933 — 1,033,933
Israel ............................................... 2,562,899 — — 2,562,899
Italy ................................................ — 132,534,701 — 132,534,701
Japan ............................................... — 133,588,069 — 133,588,069
Luxembourg .......................................... — 4,366,775 — 4,366,775
Macau .............................................. — 912,555 — 912,555
Mexico .............................................. 233,033 — — 233,033
Netherlands ........................................... — 142,496,551 — 142,496,551
New Zealand .......................................... — 128,369 — 128,369
Norway .............................................. 801,830 414,341 — 1,216,171
Poland .............................................. 3,730,673 311,815 — 4,042,488
Portugal ............................................. 1,383,993 — — 1,383,993
Saudi Arabia .......................................... — 89,024 — 89,024
Singapore ............................................ — 4,841,628 — 4,841,628
South Africa ........................................... 1,486 6,641,454 — 6,642,940
South Korea .......................................... — 55,986,448 — 55,986,448
Spain ............................................... — 32,772,002 — 32,772,002
Sweden ............................................. 8,196,299 86,055,682 — 94,251,981
Switzerland ........................................... 3,148,491 38,244,978 — 41,393,469
Taiwan .............................................. 3,872,958 83,889,184 — 87,762,142
Thailand ............................................. 1,617,166 499,069 — 2,116,235
United Arab Emirates .................................... — — 5 5
United Kingdom ........................................ 82,099,574 141,499,930 — 223,599,504
United States .......................................... 3,461,701,773 71,368,503 30,826,079 3,563,896,355
Corporate Bonds
Argentina ............................................ — 855,712 — 855,712
Australia ............................................. — 1,193,986 37,408,576 38,602,562
Bahrain ............................................. — 1,240,034 — 1,240,034
Brazil ............................................... — 12,221,707 — 12,221,707
Canada ............................................. — 2,609,696 — 2,609,696
Chile ............................................... — 3,459,797 — 3,459,797
China ............................................... — 4,800 — 4,800
Colombia ............................................ — 3,583,396 — 3,583,396
Dominican Republic ..................................... — 1,065,910 — 1,065,910

BlackRock Global Allocation V.I. Fund
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Level 1 Level 2 Level 3 Total
Germany ............................................ $ — $ 15,991,964 $ — $ 15,991,964
Greece .............................................. — 4,902,641 — 4,902,641
Guatemala ........................................... — 2,534,190 — 2,534,190
India ............................................... — 2,960,664 — 2,960,664
Indonesia ............................................ — 780,467 — 780,467
Israel ............................................... — 2,049,723 — 2,049,723
Italy ................................................ — 15,315,207 — 15,315,207
Japan ............................................... — 561,676 — 561,676
Kuwait .............................................. — 1,398,974 — 1,398,974
Luxembourg .......................................... — 20,290,302 — 20,290,302
Macau .............................................. — 414,763 — 414,763
Mexico .............................................. — 11,817,256 — 11,817,256
Morocco ............................................. — 639,300 — 639,300
Netherlands ........................................... — 624,132 — 624,132
Oman ............................................... — 1,016,489 — 1,016,489
Panama ............................................. — 501,010 — 501,010
Paraguay ............................................ — 175,922 — 175,922
Peru ................................................ — 2,194,226 — 2,194,226
Saudi Arabia .......................................... — 964,316 — 964,316
Singapore ............................................ — 1,193,463 — 1,193,463
South Africa ........................................... — 2,306,728 — 2,306,728
Spain ............................................... — 648,000 — 648,000
Switzerland ........................................... — 3,026,247 — 3,026,247
Tanzania, United Republic of ............................... — 1,304,285 — 1,304,285
Turkey .............................................. — 281,351 1,658,500 1,939,851
Ukraine ............................................. — 760,375 — 760,375
United Arab Emirates .................................... — 2,748,429 — 2,748,429
United Kingdom ........................................ — 19,416,173 — 19,416,173
United States .......................................... — 229,360,685 6,305,828 235,666,513
Zambia .............................................. — 1,412,279 — 1,412,279
Floating Rate Loan Interests:
Canada ............................................. — 13,772,056 — 13,772,056
France .............................................. — 10,913,400 — 10,913,400
Jersey, Channel Islands ................................... — — 3,347,078 3,347,078
Luxembourg .......................................... — 11,502,508 4,156,020 15,658,528
Netherlands ........................................... — 13,879,024 7,318,753 21,197,777
United States .......................................... — 110,852,921 42,610,391 153,463,312
Foreign Agency Obligations ................................. — 8,701,162 — 8,701,162
Foreign Government Obligations .............................. — 344,271,886 — 344,271,886
Investment Companies .................................... 122,610,730 — — 122,610,730
Municipal Bonds ......................................... — 2,602,449 — 2,602,449
Non-Agency Mortgage-Backed Securities:
United States .......................................... — 163,585,427 20,023,405 183,608,832
Other Interests .......................................... — — 8,612,885 8,612,885
Preferred Securities:
Brazil ............................................... 1,709,863 — 3,876,203 5,586,066
China ............................................... — — 18,134,662 18,134,662
Germany ............................................ — 21,725,623 7,509,424 29,235,047
India ............................................... — — 5,292,420 5,292,420
Jersey .............................................. — — 4,511,287 4,511,287
United Kingdom ........................................ — 23,125,092 8,580,316 31,705,408
United States .......................................... 55,422,032 16,579,812 89,666,251 161,668,095
U.S. Government Sponsored Agency Securities .................... — 6,392,988 — 6,392,988
U.S. Treasury Obligations ................................... — 20,143,750 — 20,143,750
Warrants .............................................. 938,496 332,248 921,798 2,192,542
Short-Term Securities:
Foreign Government Obligations .............................. — 54,372,250 — 54,372,250
Money Market Funds ...................................... 198,066,389 — — 198,066,389
Time Deposits .......................................... — 19,698,302 — 19,698,302
Options Purchased:
Credit contracts .......................................... — 7,440 — 7,440
Equity contracts .......................................... 20,173,286 2,497,653 — 22,670,939
Foreign currency exchange contracts ........................... — 2,797,204 — 2,797,204
Interest rate contracts ...................................... 119,638 7,115,121 — 7,234,759
Other contracts .......................................... — 285,247 — 285,247
Unfunded Floating Rate Loan Interests
(a)
.............................. — 103 — 103

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
54
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Level 1 Level 2 Level 3 Total
Liabilities:
Investments Sold Short .................................... $ (39,978,153) $ — $ — $ (39,978,153)
$ 4,156,064,675 $ 3,137,050,983 $ 335,396,265 $ 7,628,511,923
Investments valued at NAV
(b)
...................................... 173,297,281
$ —
$ 7,801,809,204
$ —
Derivative Financial Instruments
(c)
Assets:
Credit contracts ........................................... $ — $ 1,985,343 $ — $ 1,985,343
Equity contracts ........................................... 89,374 897,082 — 986,456
Foreign currency exchange contracts ............................ — 5,753,884 — 5,753,884
Interest rate contracts ....................................... 3,213,472 48,466,198 — 51,679,670
Liabilities:
Credit contracts ........................................... — (4,208,019) — (4,208,019)
Equity contracts ........................................... (28,922,326) (2,330,278) — (31,252,604)
Foreign currency exchange contracts ............................ — (23,287,213) — (23,287,213)
Interest rate contracts ....................................... (7,344,033) (46,608,794) — (53,952,827)
$ (32,963,513) $ (19,331,797) $ — $ (52,295,310)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Options
Purchased
Other
Interests
Preferred
Securities Warrants Total
Investments:
Assets:
Opening balance, as of December 31,
2020 .................... $ 1,701,538 $ 16,347,363 $ 38,874,222 $ 42,534,107 $ — $ 88,105 $ — $ 109,054,903 $ 370,686 $ 208,970,924
Transfers into level 3 ........... — — — 3,915,716 — — — — — 3,915,716
Transfers out of level 3 .......... — — — (3,194,811) — — — (2,405,341) — (5,600,152)
Accrued discounts/premiums ....... (258) — (15,573) 122,251 (1,721) — — — — 104,699
Net realized gain (loss) .......... (4,861) — — 467,960 — — — 2,834,732 — 3,297,831
Net change in unrealized appreciation
(depreciation)
(a)(b)
............ 67,011 11,477,584 (530,262) 5,114,619 9,581 — 1,328,336 5,963,926 177,995 23,608,790
Purchases ................... 16,106,576 20,064,389 7,044,517 38,588,722 20,015,545 — 7,284,549 51,780,277 373,117 161,257,692
Sales ...................... (296,874) — — (30,116,322) — (88,105) — (29,657,934) — (60,159,235)
Closing balance, as of June 30, 2021 .
$ 17,573,132 $ 47,889,336 $ 45,372,904 $ 57,432,242 $ 20,023,405 $ —
$ 8,612,885
$ 137,570,563 $ 921,798 $ 335,396,265
Net change in unrealized appreciation
(depreciation) on investments still held
a t June 30, 2021
(b)
...........
$ 67,011 $ 11,477,584 $ (530,262) $ 5,476,248 $ 9,581 $ —
$ 1,328,336
$ 31,918,979 $ 216,822 $ 49,964,299
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to consolidated financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $63,927,076. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Common Stocks ........................... $ 47,889,328 Income Discount Rate 16% —
Market Revenue Multiple 10.60x – 26.25x 12.22x
Volatility 44% – 65% 48%
Time to Exit 1.2 – 2.6 1.5
EBITDA 22.72x —
Recent Transactions — —
Corporate Bonds ........................... 45,372,904 Income Discount Rate 16% – 34% 17%
Market Recent Transactions — —
Floating Rate Loan Interests .................... 31,305,288 Income Discount Rate 6% – 11% 9%
Market Recent Transactions — —
Other Interests ............................ 8,612,885 Market Discount Rate 5% —
Preferred Stocks
(b)(c)
......................... 137,570,563 Income Discount Rate 27% —
Market Revenue Multiple 2.75x – 46.84x 17.81x
Time to Exit 0.3 – 4.0 2.1
Volatility 40% – 79% 56%
Recent Transactions — —
Warrants ................................ 718,221 Market Revenue Multiple 9.75x - 12.50x 10.02x
Time to Exit 0.3 – 1.9 1.7
Volatility 34% - 71% 53%
$ 271,469,189
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end June 30, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $31,918,994 changed to Current Value. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.
(c)
For the period end June 30, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $7,193,689 changed to Transaction Price approach. The investments were previously valued utilizing Current Value approach. The change was due to consideration of the information that was available at the time the investments were valued.

Consolidated Statement of Assets and Liabilities
(unaudited)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
56
BlackRock Global
Allocation V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 7,384,812,802
Investments, at value — affiliated
(c)
......................................................................................... 456,974,452
Cash ............................................................................................................. 52,969,469
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 9,611,000
Futures contracts .................................................................................................... 65,504,000
Centrally cleared swaps ................................................................................................ 44,975,000
Receivables: –
Investments sold .................................................................................................... 59,328,912
Securities lending income — affiliated ...................................................................................... 95,273
Capital shares sold ................................................................................................... 1,225,160
Dividends — affiliated ................................................................................................. 1,254
Dividends — unaffiliated ............................................................................................... 5,591,250
Interest — unaffiliated ................................................................................................. 11,903,259
Variation margin on futures contracts ....................................................................................... 3,327,901
Swap premiums paid ................................................................................................... 327,869
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 5,753,884
OTC swaps ........................................................................................................ 1,083,635
Unfunded floating rate loan interests ....................................................................................... 103
Prepaid expenses ..................................................................................................... 74,156
Total assets .........................................................................................................
8,103,559,379
LIABILITIES
Investments sold short, at value
(d)
.......................................................................................... 39,978,153
Foreign bank overdraft
(e)
................................................................................................. 1,530,826
Cash received as collateral for OTC derivatives ................................................................................. 2,651,000
Collateral on securities loaned, at value ....................................................................................... 173,331,181
Options written, at value
(f)
................................................................................................ 17,730,041
Payables: –
Investments purchased ................................................................................................ 65,472,776
Swaps   .......................................................................................................... 370,578
Capital shares redeemed ............................................................................................... 2,076,328
Deferred foreign capital gain tax .......................................................................................... 957,665
Distribution fees ..................................................................................................... 1,431,577
Investment advisory fees .............................................................................................. 4,450,950
Directors' and Officer's fees ............................................................................................. 33,470
Other affiliate fees ................................................................................................... 36,329
Transfer agent fees .................................................................................................. 4,692,348
Variation margin on futures contracts ....................................................................................... 3,673,518
Variation margin on centrally cleared swaps .................................................................................. 1,066,341
Other accrued expenses ............................................................................................... 1,814,596
Swap premiums received ................................................................................................ 104,835
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 22,274,938
OTC swaps ........................................................................................................ 1,070,406
Total liabilities ........................................................................................................
344,747,856
NET ASSETS ........................................................................................................
$ 7,758,811,523
See notes to consolidated financial statements.

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
57
Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock Global
Allocation V.I.
Fund
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 5,506,375,039
Accumulated earnings .................................................................................................. 2,252,436,484
NET ASSETS ........................................................................................................
$ 7,758,811,523
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 5,987,354,445
(b)
  Securities loaned, at value .............................................................................................. $ 169,948,448
(c)
  Investments, at cost — affiliated .......................................................................................... $ 470,297,345
(d)
  Proceeds received from investments sold short , at value — unaffiliated ................................................................ $ 36,783,363
(e)
  Foreign bank overdraft, at cost ........................................................................................... $ 1,626,552
(f)
  Premiums received ................................................................................................... $ 25,879,353

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
58
See notes to consolidated financial statements.
BlackRock Global
Allocation V.I.
Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 1,611,152,557
Shares outstanding .................................................................................................
77,522,534
Net asset value ....................................................................................................
$ 20.78
Shares authorized ..................................................................................................
400 million
Par value ........................................................................................................
$ 0.10
Class II
Net assets ........................................................................................................
$ 262,174,764
Shares outstanding .................................................................................................
12,675,533
Net asset value ....................................................................................................
$ 20.68
Shares authorized ..................................................................................................
200 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 5,885,484,202
Shares outstanding .................................................................................................
339,307,383
Net asset value ....................................................................................................
$ 17.35
Shares authorized ..................................................................................................
1.5 billion
Par value ........................................................................................................
$ 0.10

Consolidated Statement of Operations
(unaudited)

Six Months Ended June 30, 2021
59
Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock Global
Allocation V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 1,780,952
Dividends — unaffiliated ............................................................................................... 58,554,488
Interest — affiliated .................................................................................................. 1,931,154
Interest — unaffiliated ................................................................................................ 30,357,113
Securities lending income — affiliated — net ................................................................................. 945,390
Foreign taxes withheld ................................................................................................ (4,240,074)
Total investment income .................................................................................................
89,329,023
EXPENSES
Investment advisory .................................................................................................. 27,563,781
Distribution — class specific ............................................................................................ 8,823,861
Transfer agent — class specific .......................................................................................... 8,152,867
Custodian ......................................................................................................... 423,470
Accounting services .................................................................................................. 286,455
Professional ....................................................................................................... 47,808
Directors and Officer ................................................................................................. 40,718
Transfer agent ...................................................................................................... 14,713
Miscellaneous ...................................................................................................... 348,796
Total expenses excluding dividend expense ....................................................................................
45,702,469
Dividends expense — unaffiliated ........................................................................................... 341,436
Total expenses .......................................................................................................
46,043,905
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (503,552)
Transfer agent fees reimbursed — class specific ............................................................................... (5,114,805)
Total expenses after fees waived and/or reimbursed ..............................................................................
40,425,548
Net investment income ..................................................................................................
48,903,475
REALIZED AND UNREALIZED GAIN (LOSS) $ 491,261,599
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. 21,219,771
Investments — unaffiliated
(a)
.......................................................................................... 959,862,310
Forward foreign currency exchange contracts ............................................................................... (14,979,673)
Foreign currency transactions ......................................................................................... (1,354,869)
Futures contracts .................................................................................................. (163,415,144)
Options written ................................................................................................... 65,191,856
Short sales — unaffiliated ............................................................................................ 4,785,331
Swaps ......................................................................................................... 4,210,687
Unfunded floating rate loan interests ..................................................................................... 321
A
875,520,590
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. (10,958,260)
Investments — unaffiliated
(b)
.......................................................................................... (354,695,049)
Forward foreign currency exchange contracts ............................................................................... (28,830,837)
Foreign currency translations .......................................................................................... (977,664)
Futures contracts .................................................................................................. (6,098,227)
Options written ................................................................................................... 7,041,895
Short sales — unaffiliated ............................................................................................ (4,957,616)
Swaps ......................................................................................................... 15,216,664
Unfunded floating rate loan interests ..................................................................................... 103
A
(384,258,991)
Net realized and unrealized gain ...........................................................................................
491,261,599
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 540,165,074
(a)
  Net of foreign capital gain tax of .......................................................................................... $ (742,610)
(b)
  Net of reduction in foreign capital gain tax of .................................................................................. $ 319,392

Consolidated Statements of Changes in Net Assets

2021
BlackRock Semi-Annual Report to Shareholders
60
See notes to consolidated financial statements.
BlackRock Global Allocation V.I. Fund
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ 48,903,475 $ 58,009,733
Net realized gain (loss) .............................................................................. 875,520,590 451,111,801
Net change in unrealized appreciation (depreciation) .......................................................... (384,258,991) 990,961,578
Net increase in net assets resulting from operations .............................................................
540,165,074 1,500,083,112
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ — (79,993,028)
  Class II ....................................................................................... — (13,937,498)
  Class III ....................................................................................... — (471,472,143)
Decrease in net assets resulting from distributions to shareholders ...................................................
— (565,402,669)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(1,359,710,382) (476,189,342)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (819,545,308) 458,491,101
Beginning of period .................................................................................. 8,578,356,831 8,119,865,730
End of period ......................................................................................
$ 7,758,811,523 $ 8,578,356,831
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Consolidated Financial Highlights
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
BlackRock Global Allocation V.I. Fund
Class I
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 19.49 $ 17.11 $ 15.19 $ 17.26 $ 15.51 $ 15.09
Net investment income (loss)
(a)
...................
0.14 0.17 0.26 0.26 0.22 0.22
Net realized and unrealized gain (loss) .............
1.15 3.41 2.45 (1.52) 1.92 0.40
Net increase (decrease) from investment operations ......
1.29 3.58 2.71 (1.26) 2.14 0.62
Distributions
(b)
– – – – – –
From net investment income ....................
— (0.24) (0.22) (0.17) (0.22) (0.20)
From net realized gain .........................
— (0.96) (0.57) (0.64) (0.17) —
Total distributions .............................
— (1.20) (0.79) (0.81) (0.39) (0.20)
Net asset value, end of period ....................
$ 20.78 $ 19.49 $ 17.11 $ 15.19 $ 17.26 $ 15.51
Total Return
(c)
6.62% 21.08% 17.92% (7.34)% 13.86% —
Based on net asset value ........................
6.62%
(d)
21.08% 17.92% (7.34)% 13.86% 4.11%
Ratios to Average Net Assets
(e)
Total expenses ...............................
0.82%
(f)
0.84% 0.74% 0.75% 0.72% 0.74%
Total expenses after fees waived and/or reimbursed ......
0.73%
(f)
0.73% 0.73% 0.74% 0.72% 0.74%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense and broker
fees and expenses on short sales .................
0.72%
(f)
0.73% 0.73% 0.73% 0.70% 0.73%
Net investment income (loss) .....................
1.35%
(f)
0.95% 1.60% 1.53% 1.32% 1.47%
Supplemental Data
Net assets, end of period (000) ....................
$ 1,611,153 $ 1,368,516 $ 1,192,769 $ 2,091,197 $ 2,306,034 $ 2,107,145
Portfolio turnover rate ..........................
61% 161% 198% 144% 118% 135%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.02% —% 0.01% 0.01% —%
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
62
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
BlackRock Global Allocation V.I. Fund
Class II
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 19.41 $ 17.05 $ 15.14 $ 17.21 $ 15.46 $ 15.04
Net investment income (loss)
(a)
...................
0.12 0.14 0.23 0.23 0.19 0.20
Net realized and unrealized gain (loss) .............
1.15 3.39 2.44 (1.52) 1.93 0.40
Net increase (decrease) from investment operations ......
1.27 3.53 2.67 (1.29) 2.12 0.60
Distributions
(b)
– – – – – –
From net investment income ....................
— (0.21) (0.19) (0.14) (0.20) (0.18)
From net realized gain .........................
— (0.96) (0.57) (0.64) (0.17) —
Total distributions .............................
— (1.17) (0.76) (0.78) (0.37) (0.18)
Net asset value, end of period ....................
$ 20.68 $ 19.41 $ 17.05 $ 15.14 $ 17.21 $ 15.46
Total Return
(c)
6.54% 20.88% 17.76% (7.52)% 13.74% —
Based on net asset value ........................
6.54%
(d)
20.88% 17.76% (7.52)% 13.74% 3.96%
Ratios to Average Net Assets
(e)
Total expenses ...............................
1.02%
(f)
1.02% 1.02% 1.04% 1.00% 1.02%
Total expenses after fees waived and/or reimbursed ......
0.88%
(f)
0.88% 0.88% 0.89% 0.87% 0.89%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense and broker
fees and expenses on short sales .................
0.87%
(f)
0.88% 0.88% 0.88% 0.85% 0.88%
Net investment income (loss) .....................
1.19%
(f)
0.80% 1.41% 1.34% 1.17% 1.33%
Supplemental Data
Net assets, end of period (000) ....................
$ 262,175 $ 243,361 $ 224,159 $ 213,919 $ 258,564 $ 229,492
Portfolio turnover rate ..........................
61% 161% 198% 144% 118% 135%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.02% —% 0.01% 0.01% —%
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
63
Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
BlackRock Global Allocation V.I. Fund
Class III
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 16.29 $ 14.47 $ 12.95 $ 14.84 $ 13.37 $ 13.04
Net investment income (loss)
(a)
...................
0.09 0.10 0.19 0.19 0.17 0.16
Net realized and unrealized gain (loss) .............
0.97 2.88 2.08 (1.31) 1.66 0.34
Net increase (decrease) from investment operations ......
1.06 2.98 2.27 (1.12) 1.83 0.50
Distributions
(b)
– – – – – –
From net investment income ....................
— (0.20) (0.18) (0.13) (0.19) (0.17)
From net realized gain .........................
— (0.96) (0.57) (0.64) (0.17) —
Total distributions .............................
— (1.16) (0.75) (0.77) (0.36) (0.17)
Net asset value, end of period ....................
$ 17.35 $ 16.29 $ 14.47 $ 12.95 $ 14.84 $ 13.37
Total Return
(c)
6.51% 20.79% 17.67% (7.58)% 13.71% —
Based on net asset value ........................
6.51%
(d)
20.79% 17.67% (7.58)% 13.71% 3.81%
Ratios to Average Net Assets
(e)
Total expenses ...............................
1.11%
(f)
1.11% 1.14% 1.14% 1.13% 1.12%
Total expenses after fees waived and/or reimbursed ......
0.98%
(f)
0.98% 0.98% 0.99% 1.00% 0.99%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense and broker
fees and expenses on short sales .................
0.97%
(f)
0.98% 0.98% 0.98% 0.98% 0.98%
Net investment income (loss) .....................
1.08%
(f)
0.70% 1.32% 1.28% 1.15% 1.22%
Supplemental Data
Net assets, end of period (000) ....................
$ 5,885,484 $ 6,966,480 $ 6,702,938 $ 6,669,996 $ 8,233,615 $ 8,139,218
Portfolio turnover rate ..........................
61% 161% 198% 144% 118% 135%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.02% —% 0.01% 0.01% —%
See notes to consolidated financial statements.

Notes to Consolidated Financial Statements
(unaudited)
2021
BlackRock Semi-Annual Report to Shareholders
64
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The consolidated financial statements presented are for BlackRock
Global Allocation V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund  include the accounts of BlackRock Cayman Global Allocation V.I. Fund I, Ltd. (the
“Subsidiary”), which is a wholly-owned subsidiary of the Fund  and primarily invests in commodity-related instruments and other derivatives. The Subsidiary enables  the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund  may invest up to 25% of its total assets in the Subsidiary.
The net assets of the Subsidiary as of period end were $44,268,168 , which is 0.6%  of the Fund's  consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to  the Fund , except that the Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021 , if any, are disclosed in the Consolidated Statement of Assets and
Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, swaps and short sales) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/
with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE").
Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic
Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund's net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
66
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation .
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans.
In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities
(the “Mortgage Assets”). The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of mortgage pass-through securities Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior

Notes to Consolidated Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
68
debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated
Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation
(depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund's maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate the Fund to make future cash payments.  As of June 30, 2021 , the Fund had outstanding commitments of $65,666,000. These commitments are not included in the net assets of the Fund as of June 30, 2021 .
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect
Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
LBM Acquisition LLC, Delayed Draw 1st Lien Term Loan ....................... $ 45,096 $ 44,645 $ 44,748 $ 103
Sheraton Austin, Term Loan ........................................... 1,541,134 1,541,134 1,541,134 –

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Consolidated Statement of Assets and Liabilities.  Securities segregated as collateral are denoted in the Consolidated Schedule of Investments. A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the Consolidated Statement of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Consolidated Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase.
A gain, limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Consolidated Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
(b)
Barclays Capital, Inc. ................................................... $ 12,940,237 $ (12,940,237) $ —
BofA Securities, Inc. .................................................... 6,925,290 (6,925,290) —
Citigroup Global Markets, Inc. ............................................. 39,901,278 (39,901,278) —
Credit Suisse Securities (USA) LLC ......................................... 4,303,591 (4,303,591) —
Deutsche Bank Securities, Inc. ............................................. 694,992 (694,992) —
Goldman Sachs & Co. .................................................. 30,007,105 (30,007,105) —
JP Morgan Securities LLC ................................................ 52,521,525 (52,521,525) —
Morgan Stanley & Co. LLC ............................................... 16,795,349 (16,795,349) —
State Street Bank & Trust Co. ............................................. 3,324,229 (3,324,229) —
TD Prime Services LLC ................................................. 2,534,852 (2,532,923) 1,929
$ 169,948,448 $ (169,946,519) $ 1,929
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Consolidated
Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of June 30, 2021. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
70
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated
Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of
Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”
meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or
“cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
Foreign currency options - The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on
OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the
Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the
Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and
Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated
Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the

Notes to Consolidated Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
72
notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the
Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets
Investment
Advisory Fees
First $6 Billion ......................................................................................................... 0.65%
$6 Billion - $8 Billion ..................................................................................................... 0.61
$8 Billion - $10 Billion .................................................................................................... 0.59
$10 Billion - $15 Billion ................................................................................................... 0.57
Greater than $15 Billion .................................................................................................. 0.55

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund's net assets, which includes the assets of the Subsidiary.
The Manager entered into a sub-advisory agreement, effective May 27, 2021, with BlackRock (Singapore) Limited (“BRS”), (the "Sub-Adviser"), an affiliate of the Manager.
The Manager pays BRS for services it provides for that portion of the Fund for which BRS acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
For the six months ended June 30, 2021, the Fund reimbursed the Manager $38,855 for certain accounting services, which is included in accounting services in the
Consolidated Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2021, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Consolidated Statement of Operations.
For the six months ended June 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 202 3 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors") , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended June 30, 2021, the amount waived was $ 12,344 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended June 30, 2021, the Manager waived $491,208 in investment advisory fees pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Distribution
Fees
Class II ......................................................................................................... $ 189,248
Class III ......................................................................................................... 8,634,613
$ 8,823,861
Class I .......................................................................................................... $ 1,166,474
Class II ......................................................................................................... 252,354
Class III ......................................................................................................... 6,734,039
$ 8,152,867
Class I ................................................................................................................
0.07%
Class II ...............................................................................................................
0.07
Class III ...............................................................................................................
0.07

Notes to Consolidated Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
74
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed – class specific in the Consolidated Statement of Operations. For the six months ended June 30, 2021, class specific expense reimbursements were as follows:
The Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For the six
months ended June 30, 2021, the Fund paid BIM $206,355 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Consolidated Statement of Operations.
Transfer Agent Fees
Reimbursed
Class I .......................................................................................................... $ 637,018
Class II ......................................................................................................... 163,945
Class III ......................................................................................................... 4,313,842
$ 5,114,805
Class I ............................................................................................................. 1.25%
Class II ............................................................................................................ 1.40
Class III ............................................................................................................ 1.50

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
Other Transactions : The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2021, purchases and sales of investments, including paydowns and excluding short-term investments, were as follows:
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's consolidated financial statements.
As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the six months ended June 30, 2021, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Purchases ............................................................................................................... $ 10,208,942
Sales ................................................................................................................... 227,782
Net Realized Loss .......................................................................................................... (4,804)
U.S. Government Securities Other Securities
Purchases Sales
Purchases
Sales
BlackRock Global Allocation V.I. Fund ...................................... $ 164,538,721 $ 459,006,486 $ 4,871,339,737 $ 6,181,368,581
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Global Allocation V.I. Fund ................................... $ 6,500,196,831 $ 1,525,585,727 $ (213,606,051) $ 1,311,979,676

Notes to Consolidated Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
76
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Consolidated Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR.
The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Six Months Ended
06/30/21
Year Ended
12/31/20
Shares Amount Shares Amount
Class I
Shares sold .............................................
10,571,569 $ 212,072,349 4,760,199 $ 83,520,363
Shares issued in reinvestment of distributions ........................
— — 4,011,126 76,848,043
Shares redeemed .........................................
(3,269,223) (65,903,409) (8,261,008) (143,407,126)
Net increase ...............................................
7,302,346 $ 146,168,940 510,317 $ 16,961,280
Class II
Shares sold .............................................
614,237 $ 12,302,745 736,262 $ 13,118,809
Shares issued in reinvestment of distributions ........................
— — 730,862 13,937,498
Shares redeemed .........................................
(476,673) (9,596,581) (2,077,689) (34,169,681)
Net increase (decrease) .......................................
137,564 $ 2,706,164 (610,565) $ (7,113,374)
Class III
Shares sold .............................................
4,891,454 $ 82,417,636 5,868,298 $ 87,028,784
Shares issued in reinvestment of distributions ........................
— — 29,443,468 471,472,143
Shares redeemed .........................................
(93,335,318) (1,591,003,122) (70,805,119) (1,044,538,175)
Net decrease ..............................................
(88,443,864) $ (1,508,585,486) (35,493,353) $ (486,037,248)
Total Net Decrease
(81,003,954) $ (1,359,710,382) (35,593,601) $ (476,189,342)

Glossary of Terms Used in this Report
2021
BlackRock Semi-Annual Report to Shareholders
78
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Yuan Offshore
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Government Money Market V.I. Fund

Money Market Overview
For the 6-Month Period Ended June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
2
2021 began with the transition to the Biden-Harris administration, passage of the $1.9 trillion American Rescue Plan Act of 2021, and an acceleration of COVID-19 vaccination programs. As the year progressed and vaccination efforts ramped up, COVID-19 cases in the U.S. plummeted and the country started to reopen.
U.S. macroeconomic data continued to improve throughout the period as evidenced by the unemployment rate dropping from 6.7% at the beginning of the year to 5.9% as of June 30, 2021.
As expected, the Federal Open Market Committee (the “FOMC”) left the range for the Federal Funds target rate unchanged at 0.00% — 0.25%, and made no change to its forward guidance about interest rates or the Fed’s asset purchase program during the six-month period. A statement released in conjunction with the June 16, 2021 meeting noted that “progress on vaccinations will likely reduce the effects of the public health crisis on the economy.”
The Fed’s updated Summary of Economic Projections (“SEP”) reflected a sharply higher outlook for inflation in 2021 relative to its March forecasts. While the FOMC statement noted the recent rise in inflation “largely (reflects) transitory factors,” the SEP showed core inflation is projected to exceed 2.0% throughout the 2023 forecast horizon.
The so-called “dot plot” interest rate forecast for the median Federal Funds rate penciled in two 0.25% interest rate hikes in 2023. This is up from the March 2021 FOMC meeting that forecasted no change, raising the median Federal Funds projection from 0.10% to 0.60%.
Importantly, the Fed made upward “technical” adjustments of 0.05% to the interest rate paid on required and excess reserves and the offering rate on overnight reverse repurchase agreement (“RRP”) operations, bringing these “administered rates” to 0.15% and 0.05%, respectively. Fed Chair Jerome Powell noted in the press conference following the meeting that these adjustments were made “in order to keep the federal funds rate well within the target range and to support smooth functioning in money markets.”
Daily RRP volume surged following the adjustment in the program’s offering rate, reaching a record $992 billion as of June 30, 2021. It is expected RRP utilization to remain elevated given abundant liquidity in the financial system and insufficient supply at the front end of the market.
Rates on U.S. Treasury bills (“T-bills”) also moved up following the June FOMC meeting but were generally below 0.05% for tenors out to six-months. This move is likely attributed to the acute supply-demand imbalance in the money markets and the large number of market participants who lack access to the Fed’s RPP program.
Industry-wide money market mutual funds (“MMFs”) experienced inflows of nearly $230 billion during the six-month period. Of this, assets of prime and municipal MMFs fell $60 billion and $12 billion, respectively, while government MMFs experienced $298 billion of inflows. For the first time, government MMF assets exceeded the $4 trillion mark in May 2021.
Net new U.S. T-bill supply contracted $689 billion during the period, further accelerating the supply-and-demand imbalance in the money market space. T-bill tenors between one-month and one-year were trading with yields of 0.00% — 0.04% prior to the Fed’s technical adjustments on June 16, 2021 and ended the period at 0.04% — 0.07%.
The secured overnight financing rate — a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities — which had been pegged at 0.01%
since March 2021, also received a boost in June and ended the period at 0.055%.
The three-month London Interbank Offered Rate fell to a record low of 0.12% as of June 14, 2021 but reversed course around the time of the FOMC meeting and closed out the second quarter of 2021 at 0.15%.
The near-term outlook for U.S. money markets remains challenging as the impending U.S. debt ceiling suspension expiration on July 31 will result in almost $300 billion in cash being pushed into the system.
It is our expectation for the U.S. Treasury to enact “extraordinary accounting measures” over the next 90 days, which would result in further cuts to T-bill supply, ranging from
$200 - $350 billion.
Despite front-end rates receiving a lift following the June 16, 2021 FOMC meeting, there are still too many factors at play that will keep a lid on rates. Such factors include, but aren’t limited to, the abundance of liquidity in the front-end and elevated reserves in the system, the Treasury General Account balance drawdown, a shrinking supply of
T-bills and solid demand for government securities.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Summary
as of June 30, 2021
3
Fund Summary
BlackRock Government Money Market V.I. Fund
Investment Objective
BlackRock Government Money Market V.I. Fund’s (the “Fund”) investment objective is to seek to preserve capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing.
Fund Information
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30,
2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yield 7-Day Yield
BlackRock Government Money Market V.I. Fund ..... 0.00% 0.00%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Treasury Obligations .............................. 46%
Repurchase Agreements ............................... 28
U.S. Government Sponsored Agency Obligations .............. 26
Liabilities in Excess of Other Assets ....................... —
(a)
(a)
Represents less than 1% of the Fund's net assets.
Actual Hypothetical
(a)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,000.00 $ 0.40 $ 1,000.00 $ 1,024.40 $ 0.40 0.08%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Government Money Market V.I. Fund
4
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations — 26.2%
Federal Farm Credit Bank Discount Notes
(a)
:
0.15% ,  07/01/21 .................. USD 3,010 $ 3,010,000
0.03% ,  07/21/21 .................. 505 504,961
0.04% ,  08/31/21 .................. 680 679,896
0.05% ,  09/22/21 .................. 1,620 1,619,664
0.06% ,  11/16/21 .................. 1,660 1,659,491
0.06% ,  11/17/21 .................. 1,940 1,939,326
Federal Farm Credit Bank Variable Rate
Notes
(b)
:
(LIBOR USD 1 Month + 0.16%),
0.25% ,  07/01/21 ................ 645 645,000
(US Treasury 3 Month Bill Money Market
Yield + 0.23%), 0.27% ,  07/08/21 ..... 455 455,000
(LIBOR USD 1 Month + 0.11%),
0.19% ,  07/09/21 ................ 260 260,000
(LIBOR USD 1 Month + 0.13%),
0.21% ,  10/08/21 ................ 300 300,000
(LIBOR USD 1 Month + 0.11%),
0.18% ,  11/12/21 ................ 225 225,000
(SOFR + 0.19%), 0.24% ,  11/18/21 ...... 375 375,000
(US Treasury 3 Month Bill Money Market
Yield + 0.15%), 0.20% ,  12/13/21 ..... 535 534,759
(SOFR + 0.18%), 0.23% ,  01/14/22 ...... 870 870,000
(US Treasury 3 Month Bill Money Market
Yield + 0.12%), 0.17% ,  05/02/22 ..... 270 269,986
(SOFR + 0.05%), 0.10% ,  05/05/22 ...... 3,000 2,999,884
(SOFR + 0.19%), 0.24% ,  07/14/22 ...... 590 590,000
(US Federal Funds Effective Rate
(continuous series) + 0.18%),
0.28% ,  07/20/22 ................ 2,030 2,029,789
(SOFR + 0.10%), 0.15% ,  09/02/22 ...... 320 320,000
(SOFR + 0.05%), 0.10% ,  09/08/22 ...... 1,335 1,335,241
(SOFR + 0.06%), 0.11% ,  10/21/22 ...... 1,915 1,915,000
(SOFR + 0.08%), 0.12% ,  11/03/22 ...... 1,040 1,040,000
(SOFR + 0.03%), 0.07% ,  01/12/23 ...... 2,285 2,284,823
(SOFR + 0.06%), 0.11% ,  01/20/23 ...... 505 505,000
Federal Home Loan Bank:
0.04% ,  10/15/21 .................. 495 494,999
0.05% ,  12/23/21 .................. 645 644,989
Federal Home Loan Bank Discount Notes
(a)
:
0.03% ,  07/09/21 .................. 275 275,000
0.03% ,  07/14/21 .................. 420 420,000
0.03% ,  07/28/21 .................. 330 329,998
0.04% ,  08/04/21 .................. 375 374,997
0.04% ,  08/06/21 .................. 520 519,992
0.04% ,  08/11/21 .................. 930 929,984
0.04% ,  08/12/21 .................. 390 389,993
0.05% ,  09/17/21 .................. 3,785 3,784,606
0.05% ,  09/23/21 .................. 1,325 1,324,861
0.05% ,  09/29/21 .................. 6,380 6,379,282
0.06% ,  11/05/21 .................. 780 779,862
Federal Home Loan Bank Variable Rate
Notes
(b)
:
(SOFR + 0.08%), 0.12% ,  07/08/21 ...... 650 650,000
(SOFR + 0.09%), 0.14% ,  09/10/21 ...... 1,580 1,580,000
(SOFR + 0.12%), 0.17% ,  10/13/21 ...... 4,000 4,000,000
(SOFR + 0.12%), 0.17% ,  02/28/22 ...... 1,265 1,265,000
(SOFR + 0.01%), 0.06% ,  03/28/22 ...... 175 175,000
(SOFR + 0.01%), 0.06% ,  03/30/22 ...... 280 280,000
(SOFR + 0.02%), 0.07% ,  04/12/22 ...... 350 350,000
(SOFR + 0.07%), 0.11% ,  04/28/22 ...... 345 345,000
(SOFR + 0.02%), 0.07% ,  12/16/22 ...... 5,800 5,800,000
(SOFR + 0.06%), 0.11% ,  12/16/22 ...... 2,425 2,425,000
(SOFR + 0.06%), 0.11% ,  02/03/23 ...... 1,300 1,300,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
Federal Home Loan Mortgage Corp.,
1.13%, 08/12/21 ................. USD 330 $ 330,375
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
:
(SOFR + 0.18%), 0.23% ,  12/13/21 ...... 1,390 1,390,000
(SOFR + 0.07%), 0.11% ,  11/10/22 ...... 755 755,000
Federal National Mortgage Association,
1.38%, 10/07/21 ................. 465 466,539
Federal National Mortgage Association Variable
Rate Notes
(b)
:
(SOFR + 0.36%), 0.41% ,  01/20/22 ...... 2,600 2,600,000
(SOFR + 0.35%), 0.40% ,  04/07/22 ...... 985 985,000
(SOFR + 0.39%), 0.44% ,  04/15/22 ...... 1,470 1,470,000
Total U.S. Government Sponsored Agency Obligations — 26.2%
(Cost: $69,183,297) ............................... 69,183,297
U.S. Treasury Obligations — 46.0%
U.S. Treasury Bills
(a)
:
0.01%, 07/01/21 .................. 940 940,000
0.03%, 07/06/21 .................. 5,821 5,820,500
0.03%, 07/08/21 .................. 8,080 8,079,969
0.04%, 07/13/21 .................. 18,730 18,729,834
0.04%, 07/15/21 .................. 10,000 9,999,981
0.04%, 07/22/21 .................. 2,527 2,526,885
0.04%, 07/27/21 .................. 4,080 4,079,912
0.04%, 08/05/21 .................. 8,000 7,999,689
0.04%, 08/10/21 .................. 815 814,979
0.05%, 08/12/21 .................. 810 809,868
0.04%, 08/24/21 .................. 6,000 5,999,550
0.05%, 09/14/21 .................. 665 664,972
0.05%, 09/30/21 .................. 5,000 4,999,368
0.05%, 10/05/21 .................. 4,775 4,774,618
0.05%, 10/12/21 .................. 4,741 4,740,493
0.06%, 10/19/21 .................. 560 559,940
0.05%, 11/02/21 .................. 913 913,149
0.05%, 11/04/21 .................. 1,637 1,636,326
0.05%, 11/12/21 .................. 455 454,915
0.05%, 12/02/21 .................. 2,195 2,194,459
0.05%, 12/09/21 .................. 4,479 4,478,099
0.05%, 12/16/21 .................. 5,186 5,185,132
0.05%, 12/23/21 .................. 7,000 6,998,299
0.06%, 12/30/21 .................. 4,615 4,612,434
0.05%, 01/27/22 .................. 3,763 3,760,924
U.S. Treasury Notes:
(US Treasury 3 Month Bill Money Market
Yield + 0.22%), 0.27%, 07/31/21
(b)
.... 1,000 1,000,000
2.75%, 09/15/21 .................. 5,000 5,027,411
(US Treasury 3 Month Bill Money Market
Yield + 0.30%), 0.35%, 10/31/21
(b)
.... 590 590,117
2.50%, 02/15/22 .................. 60 60,905
1.75%, 02/28/22 .................. 60 60,660
0.38%, 03/31/22 .................. 60 60,126
1.75%, 05/15/22 .................. 300 304,388
2.13%, 05/15/22 .................. 470 478,410
1.75%, 06/15/22 .................. 100 101,605
0.13%, 06/30/22 .................. 210 210,113
(US Treasury 3 Month Bill Money Market
Yield + 0.05%), 0.10%, 01/31/23
(b)
.... 1,853 1,853,417
Total U.S. Treasury Obligations — 46.0%
(Cost: $121,521,447) .............................. 121,521,447

BlackRock Government Money Market V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Total Repurchase Agreements — 28.2%
(Cost: $74,500,000 ) ............................... $ 74,500,000
Total Investments — 100.4%
(Cost: $265,204,744 )
(c)
............................. 265,204,744
Liabilities in Excess of Other Assets — (0.4)% ............. (935,882)
Net Assets — 100.0% ............................... $ 264,268,862
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Cost for U.S. federal income tax purposes.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Bank of America
Securities, Inc. ..... 0.05% 06/30/21 07/01/21 $ 12,000 $ 12,000 $ 12,000,016
U.S. Government
Sponsored Agency
Obligation, 1.81%, due
06/01/51 ......... $ 3,240,600 $ 12,240,000
$ – $ –
BNP Paribas SA ...... 0.05 06/30/21 07/01/21 14,000 14,000 14,000,019
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 6.50%, due
07/15/23 to 11/15/46 . 981,570,304 14,280,083
$ – $ –
JP Morgan Securities LLC 0.05 06/30/21 07/01/21 12,000 12,000 12,000,017
U.S. Treasury
Obligations, 0.13% to
7.63%, due 08/15/36 to
12/11/41 ......... 1,818,000 12,240,100
0.20
(a)
06/30/21 08/05/21 3,500 3,500 3,500,702
U.S. Government
Sponsored Agency
Obligations, 0.67% to
6.38%, due 05/01/25 to
04/15/53 ......... 43,700,940 3,675,000
$ – $ –
$ 15,500 $ 15,915,100
$ – $ –
Mizuho Securities USA
LLC ............. 0.06 06/30/21 07/01/21 13,000 13,000 13,000,020
U.S. Government
Sponsored Agency
Obligations, 1.00% to
4.50%, due 03/15/37 to
07/01/39 ......... 2,465,000 13,650,001
$ – $ –
Societe Generale SA ... 0.05 06/30/21 07/01/21 15,000 15,000 15,000,021
U.S. Treasury
Obligations, 0.00% to
2.88%, due 09/30/22 to
02/15/35 ......... 87,994,553 15,300,000
$ – $ –
TD Securities USA LLC .. 0.05 06/30/21 07/01/21 5,000 5,000 5,000,007
U.S. Treasury
Obligations, 1.38% to
2.13%, due 10/22/29 to
04/21/31 ......... 17,810,000 5,100,048
$ – $ –
$ 74,500 $ 76,485,232
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Government Money Market V.I. Fund
6
Schedule of Investments
(unaudited) (continued)
June 30, 2021
.
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 265,204,744 $ — $ 265,204,744

Statement of Assets and Liabilities
(unaudited)

June 30, 2021
7
Financial Statements
BlackRock
Government
Money Market V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 190,704,744
Cash ............................................................................................................. 6,135,448
Repurchase agreements, at value
(b)
......................................................................................... 74,500,000
Receivables: –
Capital shares sold ................................................................................................... 289,732
Interest — unaffiliated ................................................................................................. 57,351
Prepaid expenses ..................................................................................................... 3,774
Total assets .........................................................................................................
271,691,049
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 7,052,303
Capital shares redeemed ............................................................................................... 191,036
Investment advisory fees .............................................................................................. 285
Directors' and Officer's fees ............................................................................................. 957
Other affiliate fees ................................................................................................... 884
Other accrued expenses ............................................................................................... 176,722
Total liabilities ........................................................................................................
7,422,187
NET ASSETS ........................................................................................................
$ 264,268,862
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 264,253,491
Accumulated earnings .................................................................................................. 15,371
NET ASSETS ........................................................................................................
$ 264,268,862
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 190,704,744
(b)
  Repurchase agreements, at cost ......................................................................................... $ 74,500,000
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
8
See notes to financial statements.
BlackRock
Government
Money Market V.I.
Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 264,268,862
Shares outstanding .................................................................................................
264,253,027
Net asset value ....................................................................................................
$ 1.00
Shares authorized ..................................................................................................
3.3 billion
Par value ........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2021
9
Financial Statements
See notes to financial statements.
BlackRock
Government
Money Market V.I.
Fund
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................ $ 102,474
Total investment income .................................................................................................
102,474
EXPENSES
Investment advisory .................................................................................................. 636,254
Professional ....................................................................................................... 32,046
Transfer agent ...................................................................................................... 24,094
Accounting services .................................................................................................. 20,186
Custodian ......................................................................................................... 6,390
Directors and Officer ................................................................................................. 4,106
Miscellaneous ...................................................................................................... 28,886
Total expenses .......................................................................................................
751,962
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (627,892)
Transfer agent fees reimbursed .......................................................................................... (21,615)
Total expenses after fees waived and/or reimbursed ..............................................................................
102,455
Net investment income ..................................................................................................
19
REALIZED GAIN $ 1,394
Net realized gain from investments ........................................................................................ 1,394
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 1,413

Statements of Changes in Net Assets

2021
BlackRock Semi-Annual Report to Shareholders
10
See notes to financial statements.
BlackRock Government Money Market V.I.
Fund
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ 19 $ 695,418
Net realized gain (loss) .............................................................................. 1,394 4,759
Net increase in net assets resulting from operations .............................................................
1,413 700,177
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(19) (705,718)
CAPITAL TRANSACTIONS
Net proceeds from sale of shares ......................................................................... 39,877,493 214,735,557
Reinvestment of distributions ............................................................................ 19 697,959
Cost s of shares redeemed .............................................................................. (37,007,673) (155,348,427)
Net increase in net assets derived from capital transactions .......................................................
2,869,839 60,085,089
NET ASSETS
Total increase in net assets ............................................................................. 2,871,233 60,079,548
Beginning of period .................................................................................. 261,397,629 201,318,081
End of period ......................................................................................
$ 264,268,862 $ 261,397,629
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
11
Financial Highlights
BlackRock Government Money Market V.I. Fund
Class I
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period .......
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income (loss) ............
0.0000
(a)
0.0032 0.0196 0.0160 0.0064 0.0013
Net realized gain (loss) ................
0.0000
(a)
0.0002 0.0000
(a)
(0.0001) 0.0000
(a)
0.0000
(a)
Net increase from investment operations ......
0.0000 0.0034 0.0196 0.0159 0.0064 0.0013
Distributions
(b)
– – – – – –
F rom net investment income ............
(0.0000)
(c)
(0.0034) (0.0196) (0.0159) (0.0064) (0.0013)
From net realized gain .................
— (0.0000)
(c)
(0.0000)
(c)
— (0.0000)
(c)
(0.0000)
(c)
Total distributions .....................
(0.0000) (0.0034) (0.0196) (0.0159) (0.0064) (0.0013)
Net asset value, end of period ............
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
— 0.34% 1.98% 1.61% — —
Based on net asset value ................
0.00%
(e) (f)
0.34% 1.98% 1.61% 0.65% 0.13%
Ratios to Average Net Assets
Total expenses .......................
0.59%
(g)
0.65% 0.64% 0.80%
(h)
0.72% 0.62%
Total expenses after fees waived and/or reimbursed
0.08%
(g)
0.24% 0.30% 0.30%
(h)
0.30% 0.30%
Net investment income (loss) .............
0.00%
(f)(g)
0.32% 1.96% 1.60% 0.63% 0.13%
Supplemental Data
Net assets, end of period (000) ............
$ 264,269 $ 261,398 $ 201,318 $ 199,439 $ 135,659 $ 151,523
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Amount is less than 0.005%.
(g)
Annualized.
(h)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.72%
and 0.29%, respectively.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2021
BlackRock Semi-Annual Report to Shareholders
12
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Government
Money Market V.I. Fund (the "Fund"). The Fund is classified as diversified.
The Fund operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Repurchase agreements are valued at amortized cost, which approximates market value.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock
Global Valuation Methodologies Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the six months ended June 30, 2021, the Fund reimbursed the Manager $1,039 for certain accounting services, which is included in accounting services in the Statement of Operations.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations. For the six months ended June 30, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
Expense Limitations, Waivers and Reimbursements: The Manager has voluntarily agreed to waive a portion of its investment advisory fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as fees waived and/or reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. For the six months ended June 30, 2021, fees waived and/or reimbursed by the Manager under this agreement were $27 9 , 278 .
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”), to 0.30% of average daily net assets.
The Manager has agreed not to reduce or discontinue this contractual expense limitation through June 30, 2023, unless approved by the Board of Directors of the Company, including a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, the Manager waived and/or reimbursed investment advisory fees of $348,614 and transfer agent fees of $21,615, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed, respectively, in the Statement of Operations.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.500%
$1 Billion - $2 Billion ..................................................................................................... 0.450
$2 Billion - $3 Billion .................................................................................................... 0.400
$3 Billion - $4 Billion ..................................................................................................... 0.375
$4 Billion - $7 Billion ..................................................................................................... 0.350
$7 Billion - $10 Billion .................................................................................................... 0.325
$10 Billion - $15 Billion ................................................................................................... 0.300
Greater than $15 Billion .................................................................................................. 0.290

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
14
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
7.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition.
The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
8. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/21
Year Ended
12/31/20
Shares Amount Shares Amount
Class I
Shares sold .............................................
39,877,493 $ 39,877,493 214,735,557 $ 214,735,557
Shares issued in reinvestment of distributions ........................
19 19 697,959 697,959
Shares redeemed .........................................
(37,007,673) (37,007,673) (155,348,427) (155,348,427)
Net increase ...............................................
2,869,839 $ 2,869,839 60,085,089 $ 60,085,089

Glossary of Terms Used in this Report
15
Glossary of Terms Used in this Report
Currency Abbreviations
USD United States Dollar
Portfolio Abbreviations
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate

June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock International V.I. Fund

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
2
BlackRock International V.I. Fund
Investment Objective
BlackRock International V.I. Fund’s (the “Fund”) investment objective is long-term capital growth.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund outperformed its benchmark, the MSCI All Country World Index ex USA.
What factors influenced performance?
The most significant contributors to the Fund's relative performance were stock selection decisions in the consumer staples, health care and information technology ("IT")
sectors. Among individual stocks, Chinese live-streaming and social media provider Kuaishou Technology and German automaker Volkswagen AG were among the top relative contributors. Kuaishou performed well following its successful initial public offering (“IPO”) at the beginning of February 2021. Volkswagen benefited from several positive announcements regarding its electric vehicle strategy, along with ongoing discussions of a possible IPO of its Porsche unit. Chinese cloud e-commerce software provider Weimob, Inc. was also a top contributor.
Conversely, negative stock selection in the financials, materials and energy detracted the most from relative performance. At the individual stock level, Banco do Brasil SA,
Japanese web services company Base Inc., and consumer products giant Unilever PLC were the most significant detractors. Banco do Brasil suffered from the continued
impact of COVID-19 in Brazil as well as from political interference that led to a change in company management. Base struggled as a higher implied discount rate led to a rotation away from long-duration high-growth businesses, despite a lack of fundamental concerns. Unilever was a top detractor as well, as defensive businesses lagged the broader market during the first quarter of 2021.
Describe recent portfolio activity.
The largest change to the Fund's positioning was a significant increase in exposure in the materials sector, moving from underweight to moderately overweight. This largely stemmed from the addition of German specialty chemicals company Covestro AG to the portfolio. The Fund also boosted its exposure to energy by initiating a position in oilfield services company Baker Hughes Co.
By contrast, the Fund finished the period underweight by a greater extent to the consumer staples sector than at the beginning of the period, driven by exiting the Fund's position in global snack-food company Mondelez International, Inc. Finally, the Fund also finished the period with a more extensively underweight exposure to IT, largely because of its sale of Marvell Technology Group Ltd.
Describe portfolio positioning at period end.
The Fund’s largest sector overweight positions were in industrials, communication services and materials. The largest underweight exposures were in financials, consumer staples and utilities. On a geographical basis, the largest overweight exposures were in the United States, Japan and France, while the largest underweight allocations were to the United Kingdom, Australia and Switzerland.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2021 (continued)
3
Fund Summary
BlackRock International V.I. Fund
Performance Summary for the Period Ended June 30, 2021
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b) (c)
................................................................ 14.23% 46.50% 14.81% 7.03%
MSCI All Country World Index ex USA
(d)
........................................... 9.16 35.72 11.08 5.45
(a)
For a portion of the period, the Fund's investment adviser waived a portion of its fee. Without such waiver, the Fund's performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
(c)
The Fund invests primarily in stocks of companies located outside the U.S. The Fund’s total returns prior to October 1, 2011 are the returns of the Fund when it followed different investment strategies under the name “BlackRock International Value V.I. Fund. ”
(d)
A free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United
States.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
Japan ........................................... 18%
United States ...................................... 18
China ............................................ 8
France ........................................... 8
Germany ......................................... 7
Netherlands ....................................... 4
India ............................................ 4
Spain ............................................ 4
Italy ............................................. 4
South Korea ....................................... 3
Mexico ........................................... 3
Canada .......................................... 3
Ireland ........................................... 3
Iceland ........................................... 2
Switzerland ........................................ 2
Russia ........................................... 2
United Kingdom ..................................... 2
Denmark ......................................... 2
Brazil ............................................ 2
Taiwan ........................................... 1
Short-Term Securities ................................. 3
Liabilities in Excess of Other Assets ....................... (3)

Disclosure of Expenses
2021
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual Hypothetical
(a)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,142.30 $ 4.94 $ 1,000.00 $ 1,020.18 $ 4.66 0.93%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

BlackRock International V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Shares
Shares Value
Common Stocks — 94.8%
Brazil — 1.6%
Locaweb Servicos de Internet SA
(a)(b)
. 337,017 $ 1,830,833
Canada — 3.0%
Canadian National Railway Co. .... 31,516 3,325,248
China — 8.4%
(a)
Kuaishou Technology (Acquired
01/29/21, cost $2,531,951)
(b)(c)
... 169,000 4,197,673
Weimob, Inc.
(b)
............... 468,000 1,032,754
Wuxi Biologics Cayman, Inc.
(b)
..... 110,000 2,014,132
XD, Inc. .................... 250,400 2,204,958
9,449,517
Denmark — 1.7%
Vestas Wind Systems A/S ........ 49,472 1,932,971
France — 7.6%
L'Oreal SA .................. 12,117 5,411,378
Sanofi ..................... 29,824 3,133,387
8,544,765
Germany — 2.0%
Covestro AG
(b)
................ 34,980 2,261,755
Iceland — 2.1%
Marel HF
(b)
.................. 342,662 2,380,985
India — 3.9%
Bharti Airtel Ltd. ............... 315,135 2,231,705
Reliance Industries Ltd. ......... 77,544 2,205,070
4,436,775
Ireland — 2.6%
Ryanair Holdings plc, ADR
(a)(d)
..... 27,140 2,936,819
Italy — 3.8%
Intesa Sanpaolo SpA ........... 1,543,348 4,269,424
Japan — 18.3%
BASE, Inc.
(a)(d)
................ 88,300 1,333,367
FANUC Corp. ................ 20,100 4,819,936
Recruit Holdings Co. Ltd. ........ 115,900 5,683,597
Sony Group Corp. ............. 46,200 4,479,888
Toyota Motor Corp. ............ 49,200 4,300,773
20,617,561
Mexico — 3.2%
Grupo Financiero Banorte SAB de CV,
Class O .................. 551,844 3,553,461
Netherlands — 4.1%
Koninklijke DSM NV ............ 24,783 4,632,763
Russia — 1.8%
Sberbank of Russia PJSC, ADR .... 124,962 2,076,493
South Korea — 3.3%
LG Chem Ltd. ................ 4,944 3,733,165
Spain — 3.9%
Cellnex Telecom SA
(b)
........... 69,222 4,415,068
Switzerland — 2.0%
Roche Holding AG ............. 5,936 2,236,911
Taiwan — 1.6%
Sea Ltd., ADR
(a)
............... 6,466 1,775,564
United Kingdom — 1.8%
Prudential plc ................ 108,275 2,060,016
Security
Shares
Shares Value
United States — 18.1%
Airbnb, Inc., Class A
(a)
........... 6,573 $ 1,006,589
Baker Hughes Co.
(d)
............ 106,920 2,445,261
Cadence Design Systems, Inc.
(a)
... 17,988 2,461,118
Equinix, Inc. ................. 2,830 2,271,358
Mastercard, Inc., Class A ......... 10,367 3,784,888
Otis Worldwide Corp. ........... 40,464 3,308,741
PayPal Holdings, Inc.
(a)
.......... 8,713 2,539,665
Schneider Electric SE ........... 16,075 2,534,136
20,351,756
Total Common Stocks — 94.8%
(Cost: $82,401,300) .............................. 106,821,850
Preferred Stocks — 5.1%
Germany — 5.1%
Volkswagen AG (Preference) ...... 22,913 5,745,011
Total Preferred Stocks — 5.1%
(Cost: $4,415,822) .............................. 5,745,011
Total Long-Term Investments — 99.9%
(Cost: $86,817,122) .............................. 112,566,861
Short-Term Securities — 3.0%
Money Market Funds — 3.0%
SL Liquidity Series, LLC, Money Market
Series, 0.13%
(e)(f)(g)
........... 3,352,965 3,353,971
Total Money Market Funds — 3.0%
(Cost: $3,353,971) .............................. 3,353,971
Par (000)
Pa r (000)
Time Deposits — 0.0%
Canada — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 07/02/21 ............ CAD 16 12,800
Total Time Deposits — 0.0%
(Cost: $12,800) ................................ 12,800
Total Short-Term Securities — 3.0%
(Cost: $3,366,771) .............................. 3,366,771
Total Investments — 102.9%
(Cost: $90,183,893) .............................. 115,933,632
Liabilities in Excess of Other Assets — (2.9)% ............ (3,314,391)
Net Assets — 100.0% .............................. $ 112,619,241

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock International V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,197,673, representing 3.73% of its net assets as of period end, and an original cost of $2,531,951.
(d)
All or a portion of this security is on loan.
(e)
Annualized 7-day yield as of period end.
(f)
Affiliate of the Fund.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)(b)
$ 753,853 $ — $ (753,853) $ — $ — $ — — $ 86 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
.......... 710,454 2,643,759 — (242) — 3,353,971 3,352,965 2,335
(c)
—
$ (242) $ — $ 3,353,971 $ 2,421 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock International V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil ............................................... $ 1,830,833 $ — $ — $ 1,830,833
Canada ............................................. 3,325,248 — — 3,325,248
China ............................................... — 9,449,517 — 9,449,517
Denmark ............................................. — 1,932,971 — 1,932,971
France .............................................. — 8,544,765 — 8,544,765
Germany ............................................ — 2,261,755 — 2,261,755
Iceland .............................................. 2,380,985 — — 2,380,985
India ............................................... — 4,436,775 — 4,436,775
Ireland .............................................. 2,936,819 — — 2,936,819
Italy ................................................ — 4,269,424 — 4,269,424
Japan ............................................... — 20,617,561 — 20,617,561
Mexico .............................................. 3,553,461 — — 3,553,461
Netherlands ........................................... — 4,632,763 — 4,632,763
Russia .............................................. — 2,076,493 — 2,076,493
South Korea .......................................... — 3,733,165 — 3,733,165
Spain ............................................... — 4,415,068 — 4,415,068
Switzerland ........................................... — 2,236,911 — 2,236,911
Taiwan .............................................. 1,775,564 — — 1,775,564
United Kingdom ........................................ — 2,060,016 — 2,060,016
United States .......................................... 17,817,620 2,534,136 — 20,351,756
Preferred Securities ....................................... — 5,745,011 — 5,745,011
Short-Term Securities ....................................... — 12,800 — 12,800
$ 33,620,530 $ 78,959,131 $ — $ 112,579,661
Investments valued at NAV
(a)
...................................... 3,353,971
$ —
$ 115,933,632
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities
(unaudited)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
8
BlackRock
International V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 112,579,661
Investments, at value — affiliated
(c)
......................................................................................... 3,353,971
Receivables: –
Investments sold .................................................................................................... 251,950
Securities lending income — affiliated ...................................................................................... 349
Capital shares sold ................................................................................................... 4,176
Dividends — affiliated ................................................................................................. 22
Dividends — unaffiliated ............................................................................................... 145,424
Prepaid expenses ..................................................................................................... 652
Total assets .........................................................................................................
116,336,205
LIABILITIES
Bank overdraft ........................................................................................................ 72,914
Collateral on securities loaned, at value ....................................................................................... 3,358,958
Payables: –
Accounting services fees ............................................................................................... 29,170
Capital shares redeemed ............................................................................................... 19,957
Investment advisory fees .............................................................................................. 69,968
Directors' and Officer's fees ............................................................................................. 828
Other affiliate fees ................................................................................................... 375
Printing and postage fees .............................................................................................. 39,406
Professional fees .................................................................................................... 50,009
Transfer agent fees .................................................................................................. 55,852
Other accrued expenses ............................................................................................... 19,527
Total liabilities ........................................................................................................
3,716,964
NET ASSETS ........................................................................................................
$ 112,619,241
NET ASSETS CO NSIST OF
Paid-in capital ........................................................................................................ $ 70,369,601
Accumulated earnings .................................................................................................. 42,249,640
NET ASSETS ........................................................................................................
$ 112,619,241
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 86,829,922
(b)
  Securities loaned, at value .............................................................................................. $ 3,274,189
(c)
  Investments, at cost — affiliated .......................................................................................... $ 3,353,971
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
9
Financial Statements
See notes to financial statements.
BlackRock
International V.I.
Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 112,619,241
Shares outstanding .................................................................................................
6,908,380
Net asset value ....................................................................................................
$ 16.30
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
10
See notes to financial statements.
BlackRock
International V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 86
Dividends — unaffiliated ............................................................................................... 1,070,286
Securities lending income — affiliated — net ................................................................................. 2,335
Foreign taxes withheld ................................................................................................ (137,450)
Total investment income .................................................................................................
935,257
EXPENSES
Investment advisory .................................................................................................. 411,050
Transfer agent ...................................................................................................... 112,308
Professional ....................................................................................................... 40,274
Accounting services .................................................................................................. 25,085
Custodian ......................................................................................................... 11,095
Directors and Officer ................................................................................................. 3,901
Miscellaneous ...................................................................................................... 20,870
Total expenses .......................................................................................................
624,583
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (5,860)
Transfer agent fees reimbursed .......................................................................................... (109,112)
Total expenses after fees waived and/or reimbursed ..............................................................................
509,611
Net investment income ..................................................................................................
425,646
REALIZED AND UNREALIZED GAIN (LOSS) $ 13,971,104
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. (242)
Investments — unaffiliated ........................................................................................... 13,422,212
Foreign currency transactions ......................................................................................... 6,751
A
13,428,721
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 547,633
Foreign currency translations .......................................................................................... (5,250)
A
542,383
Net realized and unrealized gain ...........................................................................................
13,971,104
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 14,396,750

Statements of Changes in Net Assets
11
Financial Statements
See notes to financial statements.
BlackRock International V.I. Fund
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ 425,646 $ 377,956
Net realized gain (loss) .............................................................................. 13,428,721 2,633,649
Net change in unrealized appreciation (depreciation) .......................................................... 542,383 14,557,196
Net increase in net assets resulting from operations .............................................................
14,396,750 17,568,801
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
— (1,905,779)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(4,530,974) (8,052,954)
NET ASSETS
Total increase in net assets ............................................................................. 9,865,776 7,610,068
Beginning of period .................................................................................. 102,753,465 95,143,397
End of period ......................................................................................
$ 112,619,241 $ 102,753,465
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
12
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.04 per share and 0.31%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(h)
Annualized.
BlackRock International V.I. Fund
Class I
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 14.27 $ 12.02 $ 9.20 $ 12.56 $ 9.58 $ 9.71
Net investment income (loss)
(a)
...................
0.06 0.05 0.14 0.17
(b)
0.15 0.15
Net realized and unrealized gain (loss) .............
1.97 2.46 2.81 (2.88) 2.83 (0.11)
Net increase (decrease) from investment operations ......
2.03 2.51 2.95 (2.71) 2.98 0.04
Distributions
(c)
– – – – – –
From net investment income ....................
— (0.06) (0.13) (0.32) — (0.17)
From net realized gain .........................
— (0.20) — (0.33) — —
From return of capital .........................
— — — — — (0.00)
(d)
Total distributions .............................
— (0.26) (0.13) (0.65) — (0.17)
Net asset value, end of period ....................
$ 16.30 $ 14.27 $ 12.02 $ 9.20 $ 12.56 $ 9.58
Total Return
(e)
14.23% 21.32% 32.12% (21.82)% 31.11% —
Based on net asset value ........................
14.23%
(f)
21.32% 32.12% (21.82)% 31.11% 0.39%
Ratios to Average Net Assets
(g)
Total expenses ...............................
1.14%
(h)
1.14% 1.12% 1.20% 1.24% 1.15%
Total expenses after fees waived and/or reimbursed ......
0.93%
(h)
0.93% 0.97% 1.07% 1.11% 1.04%
Net investment income (loss) .....................
0.78%
(h)
0.43% 1.31% 1.48%
(b)
1.37% 1.57%
Supplemental Data
Net assets, end of period (000) ....................
$ 112,619 $ 102,753 $ 95,143 $ 82,233 $ 115,433 $ 96,201
Portfolio turnover rate ..........................
40% 98% 104% 100% 103% 82%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... —% —% 0.01% 0.01% 0.01% —%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
13
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock International
V.I. Fund (the "Fund"). The Fund is classified as diversified.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
14
or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments .
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the six months ended June 30, 2021, the Fund reimbursed the Manager $414 for certain accounting services, which is included in accounting services in the Statement of Operations.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Barclays Capital, Inc. ................................................... $ 165,723 $ (165,723) $ —
BofA Securities, Inc. .................................................... 792,772 (792,772) —
Morgan Stanley & Co. LLC ............................................... 2,315,694 (2,315,694) —
$ 3,274,189 $ (3,274,189) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.75%
$1 Billion - $3 Billion ..................................................................................................... 0.71
$3 Billion - $5 Billion ..................................................................................................... 0.68
$5 Billion - $10 Billion .................................................................................................... 0.65
Greater than $10 Billion .................................................................................................. 0.64

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
16
depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations. For the six months ended June 30, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund . The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2021, the amount waived was $276.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses at 0.08% of average daily net assets. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed in the Statement of Operations. For the six months ended June 30, 2021, expense waivers and/or reimbursements were $66,049.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”), to 0.93% of average daily net assets.
The Manager has agreed not to reduce or discontinue this contractual expense limitation through June 30, 2023, unless approved by the Board, including a majority of
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, the Manager waived investment advisory fees of $5,584 and $43,063, which is included in fees reimbursed by the Manager and transfer agent fees reimbursed, respectively, in the Statement of Operations.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Investment Management, LLC
(“BIM”), an affiliate of the Manager, to serve as securities lending agent for the Fund , subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the
“collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series managed by the Manager or its affiliates. However,
BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2%
of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market
Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2021, the Fund paid BIM $478 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended June 30, 2021, purchases and sales of investments, excluding short-term investments, were $42,876,802 and $46,315,973, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80%
per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock International V.I. Fund ...................................... $ 90,235,646 $ 26,388,996 $ (691,010) $ 25,697,986

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
18
significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of
Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the
European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund's investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will be phased out by the end of
2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/21
Year Ended
12/31/20
Shares Amount Shares Amount
Class I
Shares sold .............................................
205,318 $ 3,256,829 255,832 $ 2,922,838
Shares issued in reinvestment of distributions ........................
— — 160,308 1,905,779
Shares redeemed .........................................
(495,381) (7,787,803) (1,133,111) (12,881,571)
Net decrease ..............................................
(290,063) $ (4,530,974) (716,971) $ (8,052,954)

Glossary of Terms Used in this Report
19
Glossary of Terms Used in this Report
Currency Abbreviation
CAD Canadian Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
PJSC Public Joint Stock Company

June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock International Index V.I. Fund

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
2
BlackRock International Index V.I. Fund
Investment Objective
The investment objective of the BlackRock International Index V.I. Fund (the “Fund”) is to seek to match the performance of the MSCI EAFE Index (Europe, Australasia,
Far East) (the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.
Class III Shares commenced operations on February 9, 2021.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund’s Class I Shares returned 9.05% and Class III Shares returned 8.81%. The MSCI EAFE Index returned 8.83%
for the same period. The MSCI EAFE Index is a free-float adjusted, market-capitalization weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.
Describe the market environment?
The vaccination rollout in developed markets during the first quarter of 2021 boosted optimism for a global economic recovery. However, the reappearance of high numbers of daily COVID-19 cases across Europe weighed down on the general sentiment, especially as social restrictions were tightened again across Europe.
Energy was the best performing sector of the MSCI EAFE Index. This was primarily due to oil, as prices increased given a surge in demand while OPEC left production levels unchanged, and the Suez Canal blockage raised concern about the delivery of oil. Financials also posted strong positive returns across regions, extending the rally from November 2020, supported by rising hopes of a sustainable opening of the economy. The consumer discretionary sector also rallied over the first quarter, including car makers in Europe that announced environmentally friendly expansion plans.
European countries including Sweden and Norway were the strongest performers in the MSCI EAFE Index in the first quarter of 2021, while U.K. equities were the biggest contributor to the overall return, extending the rally since late November 2020. In the Asia-Pacific region, Japanese equities posted a positive return over the first quarter of
2021 supported by higher-than- expected quarterly earnings results and by the low daily new COVID-19 cases recorded across the country, but trailed other Asian-Pacific markets including Australia, Hong Kong and Singapore.
After a relatively slow start in the second quarter of 2021, the vaccination rate across developed markets picked up, leading to more economic activities restarting. The prospect for strong growth, signaled by strong economic data, also boosted European equities over the quarter. Strong corporate earnings in Europe supported market performance as companies benefited from a combination of demand recovery and supply constraints. Services increased over the quarter, as the ease of Covid-19 restrictions helped fuel higher demand. However, despite the improving economic outlook, the European Central Bank policy makers signaled that it was still too soon to withdraw stimulus measures, while despite the Bank of England announcing its plans to slow its quantitative easing program.
In Japan, a consistent increase in COVID-19 cases led the government to extend the state of emergency until June 20, 2021. While the market performance was initially weighed down by the slow vaccination campaign, the market began to rally in the second quarter of 2021 as the government rolled out mass vaccination efforts throughout the country. The Japanese equity market started to recover by the end of May, but investors’ concerns over the low vaccination rate persisted, resulting in slight negative performance for the quarter.
Most of the Global Industry Classification sectors within the MSCI EAFE Index posted positive returns over the second quarter of 2021. Health care, consumer staples, and information technology were the best performers. While utilities, communication services and energy were among the lowest performers.
Describe recent portfolio activity.
During the six-month period, as changes were made to the composition of the MSCI EAFE Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Underlying Index.
Describe portfolio positioning at period end.
The Fund remains positioned to match the risk characteristics of the Underlying Index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2021 (continued)
3
Fund Summary
BlackRock International Index V.I. Fund
Performance Summary for the Period Ended June 30, 2021
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b) (c)
................................................................ 9.05% 32.00% 10.13% 5.61%
Class III
(b) (c) (d)
.............................................................. 8.81 31.55 9.83 5.33
MSCI EAFE Index
(e)
......................................................... 8.83 32.35 10.28 5.89
(a)
For a portion of the period, the Fund's investment adviser waived a portion of its fee. Without such waiver, the Fund's performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
(c)
Under normal circumstances, the Fund invests at least 90% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index. On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the International Equity Index Fund (the
“Predecessor Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
(d)
The returns for Class III Shares prior to February 9, 2021, the commencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
(e)
A free float adjusted, market capitalization weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
Japan ........................................... 23%
United Kingdom ..................................... 12
France ........................................... 11
Switzerland ........................................ 10
Germany ......................................... 9
Australia .......................................... 8
Netherlands ....................................... 5
Sweden .......................................... 3
Hong Kong ........................................ 3
Denmark ......................................... 3
Spain ............................................ 2
Italy ............................................. 2
United States ...................................... 1
Finland .......................................... 1
Singapore ......................................... 1
Other
(a)
........................................... 5
Short-Term Securities ................................. 1
Other Assets Less Liabilities ............................ —
(b)
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.
(b)
Represents less than 1% of the Fund's net assets.

Disclosure of Expenses
2021
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021, except with respect to Class III Shares which are based on a hypothetical investment of $1,000 on February 9,
2021 (commencement of operations) and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,090.50 $ 1.40 $ 1,000.00 $ 1,023.46 $ 1.35 0.27%
Class III .................................. 1,000.00 1,055.60 2.02 1,000.00 1,022.27 2.56 0.51
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown), except for Class III Shares, which is multiplied by 141/365 (to reflect the period since inception date of February 9, 2021 to June 30, 2021).

BlackRock International Index V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Shares
Shares Value
Common Stocks — 98.4%
Australia — 8.1%
Afterpay Ltd.
(a)
................ 2,675 $ 237,434
AGL Energy Ltd. .............. 8,066 49,556
Ampol Ltd. .................. 3,273 69,275
APA Group
(b)
................. 14,138 94,338
Aristocrat Leisure Ltd. ........... 7,276 234,888
ASX Ltd. ................... 2,395 139,618
Aurizon Holdings Ltd. ........... 23,960 66,737
AusNet Services Ltd. ........... 24,028 31,493
Australia & New Zealand Banking
Group Ltd. ................ 36,169 763,452
BGP Holdings plc
(a)(c)
........... 253,848 3
BHP Group Ltd. ............... 37,161 1,351,929
BHP Group plc ............... 26,848 794,458
BlueScope Steel Ltd. ........... 6,737 110,701
Brambles Ltd. ................ 18,347 157,453
Cochlear Ltd. ................ 828 156,216
Coles Group Ltd. .............. 16,964 217,305
Commonwealth Bank of Australia ... 22,379 1,675,799
Computershare Ltd. ............ 6,833 86,603
Crown Resorts Ltd.
(a)
........... 4,428 39,524
CSL Ltd. .................... 5,732 1,225,894
Dexus ..................... 14,431 115,040
Domino's Pizza Enterprises Ltd. .... 765 69,178
Endeavour Group Ltd.
(a)
......... 16,051 75,716
Evolution Mining Ltd. ........... 20,784 70,223
Fortescue Metals Group Ltd. ...... 21,176 369,922
Glencore plc
(a)
................ 125,667 539,374
Goodman Group .............. 20,847 329,918
GPT Group (The) .............. 23,998 87,788
Insurance Australia Group Ltd. ..... 31,789 122,911
Lendlease Corp. Ltd.
(b)
.......... 8,407 72,239
Macquarie Group Ltd. ........... 4,321 506,255
Magellan Financial Group Ltd. ..... 1,613 65,145
Medibank Pvt Ltd. ............. 31,798 75,387
Mirvac Group ................ 49,339 107,577
National Australia Bank Ltd. ....... 41,901 823,724
Newcrest Mining Ltd. ........... 10,271 194,777
Northern Star Resources Ltd. ...... 13,927 102,282
Oil Search Ltd. ............... 25,328 72,359
Orica Ltd. ................... 5,028 50,005
Origin Energy Ltd. ............. 21,517 72,668
Qantas Airways Ltd.
(a)
........... 12,572 43,889
QBE Insurance Group Ltd. ....... 18,704 150,933
Ramsay Health Care Ltd. ........ 2,295 108,280
REA Group Ltd. ............... 701 88,823
Reece Ltd. .................. 3,670 64,991
Rio Tinto Ltd. ................ 4,632 439,139
Rio Tinto plc ................. 14,154 1,168,944
Santos Ltd. .................. 24,042 127,699
Scentre Group ................ 66,680 136,449
SEEK Ltd. .................. 4,001 99,461
Sonic Healthcare Ltd. ........... 5,750 165,689
South32 Ltd. ................. 59,618 130,741
Stockland ................... 29,531 102,834
Suncorp Group Ltd. ............ 15,622 130,057
Sydney Airport
(a)(b)
............. 17,530 76,063
Tabcorp Holdings Ltd. ........... 27,737 107,618
Telstra Corp. Ltd. .............. 51,980 146,604
Transurban Group
(b)
............ 35,045 373,758
Treasury Wine Estates Ltd. ....... 9,555 83,666
Vicinity Centres ............... 52,795 60,871
Washington H Soul Pattinson & Co. Ltd. 1,455 36,795
Wesfarmers Ltd. .............. 14,432 639,815
Westpac Banking Corp. ......... 46,310 896,182
Security
Shares
Shares Value
Australia (continued)
WiseTech Global Ltd. ........... 1,912 $ 45,690
Woodside Petroleum Ltd. ........ 11,736 195,424
Woolworths Group Ltd. .......... 16,051 459,322
17,504,901
Austria — 0.3%
Erste Group Bank AG ........... 3,659 134,510
Mondi plc ................... 6,082 160,129
OMV AG ................... 1,717 97,985
Raiffeisen Bank International AG ... 1,968 44,670
Verbund AG ................. 788 72,591
voestalpine AG ............... 1,524 62,163
572,048
Belgium — 0.9%
Ageas SA ................... 2,267 125,980
Anheuser-Busch InBev SA/NV ..... 9,534 687,295
Elia Group SA/NV ............. 397 41,906
Etablissements Franz Colruyt NV ... 613 34,279
Groupe Bruxelles Lambert SA ..... 1,449 161,953
KBC Group NV ............... 3,073 234,627
Proximus SADP ............... 2,022 39,083
Sofina SA ................... 198 85,547
Solvay SA ................... 973 123,847
UCB SA .................... 1,583 165,790
Umicore SA ................. 2,436 149,030
1,849,337
Brazil — 0.1%
Yara International ASA .......... 2,127 112,081
Chile — 0.0%
Antofagasta plc ............... 4,848 96,406
China — 0.5%
BOC Hong Kong Holdings Ltd. ..... 46,500 157,603
Budweiser Brewing Co. APAC Ltd.
(d)
. 22,100 69,587
Chow Tai Fook Jewellery Group Ltd. . 25,200 57,578
ESR Cayman Ltd.
(a)(d)
........... 25,200 84,968
Futu Holdings Ltd., ADR
(a)
........ 632 113,185
Prosus NV
(a)
................. 6,148 602,305
Wilmar International Ltd. ......... 22,600 75,772
1,160,998
Denmark — 2.6%
Ambu A/S, Class B
(e)
........... 2,096 80,650
AP Moller - Maersk A/S, Class A .... 41 114,046
AP Moller - Maersk A/S, Class B .... 78 224,555
Carlsberg A/S, Class B .......... 1,293 241,294
Chr Hansen Holding A/S ......... 1,315 118,683
Coloplast A/S, Class B .......... 1,524 250,215
Danske Bank A/S .............. 8,480 149,341
Demant A/S
(a)
................ 1,367 77,036
DSV Panalpina A/S ............ 2,616 610,674
Genmab A/S
(a)
................ 828 339,267
GN Store Nord A/S ............. 1,644 143,768
Novo Nordisk A/S, Class B ....... 21,703 1,816,729
Novozymes A/S, Class B ......... 2,698 203,563
Orsted A/S
(d)
................. 2,396 336,306
Pandora A/S ................. 1,226 165,404
ROCKWOOL International A/S, Class B 102 49,676
Tryg A/S .................... 4,545 111,638
Vestas Wind Systems A/S ........ 12,748 498,090
5,530,935
Finland — 1.3%
Elisa OYJ ................... 1,747 104,253
Fortum OYJ ................. 5,443 150,153

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock International Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Finland (continued)
Kesko OYJ, Class B ............ 3,461 $ 127,803
Kone OYJ, Class B ............ 4,334 353,716
Neste OYJ .................. 5,345 327,873
Nokia OYJ
(a)
................. 68,062 364,660
Nordea Bank Abp ............. 40,693 453,161
Orion OYJ, Class B ............ 1,385 59,547
Sampo OYJ, Class A ........... 6,296 289,519
Stora Enso OYJ, Class R ........ 7,327 133,798
UPM- Kymmene OYJ ........... 6,733 254,897
Wartsila OYJ Abp .............. 5,901 87,672
2,707,052
France — 10.6%
Accor SA
(a)
.................. 2,301 86,066
Adevinta ASA
(a)
............... 3,059 58,681
Aeroports de Paris
(a)
............ 395 51,560
Air Liquide SA ................ 5,961 1,045,262
Airbus SE
(a)
.................. 7,432 957,634
Alstom SA .................. 3,536 178,659
Amundi SA
(d)
................. 804 70,912
Arkema SA .................. 814 102,307
Atos SE .................... 1,264 76,968
AXA SA .................... 24,300 617,034
BioMerieux .................. 551 64,021
BNP Paribas SA .............. 14,141 887,484
Bollore SA .................. 11,639 62,436
Bouygues SA ................ 2,914 107,934
Bureau Veritas SA
(a)
............ 3,526 111,645
Capgemini SE ................ 2,042 392,704
Carrefour SA ................. 7,725 152,023
Cie de Saint-Gobain ............ 6,439 424,947
Cie Generale des Etablissements
Michelin SCA .............. 2,157 344,247
CNP Assurances .............. 2,282 38,893
Covivio .................... 612 52,392
Credit Agricole SA ............. 14,347 201,139
Danone SA .................. 8,234 579,303
Dassault Aviation SA ........... 33 38,873
Dassault Systemes SE .......... 1,682 408,215
Edenred .................... 3,130 178,462
Eiffage SA .................. 1,069 108,885
Electricite de France SA ......... 5,870 80,220
Engie SA ................... 23,207 318,228
EssilorLuxottica SA ............ 3,582 663,464
Eurazeo SE ................. 537 46,820
Faurecia SE ................. 1,445 70,969
Gecina SA .................. 601 92,080
Getlink SE .................. 5,227 81,631
Hermes International ........... 403 588,103
Iliad SA .................... 193 28,278
Ipsen SA ................... 501 52,133
Kering SA ................... 947 829,778
Klepierre SA ................. 2,450 63,121
La Francaise des Jeux SAEM
(d)
.... 1,103 64,876
Legrand SA ................. 3,407 361,085
L'Oreal SA .................. 3,170 1,415,703
LVMH Moet Hennessy Louis Vuitton SE 3,505 2,757,233
Natixis SA ................... 12,518 59,471
Orange SA .................. 25,324 289,017
Orpea SA ................... 664 84,536
Pernod Ricard SA ............. 2,622 582,772
Publicis Groupe SA ............ 2,776 177,650
Remy Cointreau SA ............ 300 61,957
Renault SA
(a)
................. 2,327 94,331
Safran SA ................... 4,315 598,848
Sanofi ..................... 14,303 1,502,710
Security
Shares
Shares Value
France (continued)
Sartorius Stedim Biotech ......... 340 $ 160,919
SCOR SE
(a)
.................. 1,940 61,760
SEB SA .................... 330 59,698
Societe Generale SA ........... 10,300 304,689
Sodexo SA
(a)
................. 1,160 108,413
Suez SA .................... 4,361 103,754
Teleperformance .............. 735 298,476
Thales SA ................... 1,328 135,691
TotalEnergies SE .............. 31,500 1,427,007
Ubisoft Entertainment SA
(a)
....... 1,162 81,186
Unibail - Rodamco -Westfield
(a)
...... 1,573 136,373
Valeo SA ................... 2,890 87,172
Veolia Environnement SA ........ 6,764 204,482
Vinci SA .................... 6,720 718,354
Vivendi SE .................. 8,983 301,821
Wendel SE .................. 369 49,656
Worldline SA
(a)(d)
.............. 3,016 282,613
22,885,764
Germany — 8.6%
adidas AG .................. 2,412 900,057
Allianz SE (Registered) .......... 5,185 1,293,953
Aroundtown SA
(e)
.............. 12,558 97,980
BASF SE ................... 11,562 912,702
Bayer AG (Registered) .......... 12,473 758,299
Bayerische Motoren Werke AG .... 4,202 445,477
Bechtle AG .................. 346 64,308
Beiersdorf AG ................ 1,247 150,520
Brenntag SE ................. 1,917 178,420
Carl Zeiss Meditec AG .......... 533 103,032
Commerzbank AG
(a)
............ 13,055 92,712
Continental AG ............... 1,422 209,206
Covestro AG
(d)
................ 2,308 149,232
Daimler AG (Registered) ......... 10,809 965,877
Deutsche Bank AG (Registered)
(a)
... 26,090 340,153
Deutsche Boerse AG ........... 2,418 422,053
Deutsche Lufthansa AG (Registered)
(a)
(e)
...................... 4,000 44,983
Deutsche Post AG (Registered) .... 12,525 853,012
Deutsche Telekom AG (Registered) . 41,842 884,959
Deutsche Wohnen SE .......... 4,349 266,107
E.ON SE ................... 28,573 330,580
Evonik Industries AG ........... 2,692 90,380
Fresenius Medical Care AG & Co.
KGaA ................... 2,588 215,053
Fresenius SE & Co. KGaA ........ 5,288 275,980
GEA Group AG ............... 1,958 79,338
Hannover Rueck SE ............ 747 125,054
HeidelbergCement AG .......... 1,850 158,835
HelloFresh SE
(a)
............... 2,085 202,681
Henkel AG & Co. KGaA ......... 1,255 115,572
Infineon Technologies AG ........ 16,546 665,534
Just Eat Takeaway.com NV
(a)(d)
..... 2,264 209,383
KION Group AG ............... 890 95,017
Knorr- Bremse AG ............. 925 106,427
LANXESS AG ................ 1,089 74,737
LEG Immobilien SE ............ 886 127,546
Merck KGaA ................. 1,644 315,445
MTU Aero Engines AG .......... 650 161,164
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,752 480,154
Nemetschek SE ............... 741 56,721
Puma SE ................... 1,233 147,160
Rational AG ................. 65 58,888
RWE AG ................... 7,947 288,136
SAP SE .................... 13,195 1,853,366

BlackRock International Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Germany (continued)
Scout24 AG
(d)
................ 1,127 $ 95,089
Siemens AG (Registered) ........ 9,671 1,535,550
Siemens Energy AG
(a)
........... 4,878 146,940
Siemens Healthineers AG
(d)
....... 3,428 210,182
Symrise AG ................. 1,640 228,545
TeamViewer AG
(a)
............. 2,023 75,978
Telefonica Deutschland Holding AG . 13,365 35,280
Uniper SE ................... 1,155 42,554
United Internet AG (Registered) .... 1,341 54,843
Volkswagen AG ............... 432 141,983
Vonovia SE .................. 6,760 436,869
Zalando SE
(a)(d)
............... 2,662 321,873
18,691,879
Hong Kong — 2.7%
AIA Group Ltd. ............... 152,354 1,890,040
Bank of East Asia Ltd. (The) ...... 16,825 31,248
CK Asset Holdings Ltd. .......... 25,159 173,170
CK Infrastructure Holdings Ltd. ..... 9,000 53,612
CLP Holdings Ltd. ............. 20,783 205,395
Hang Lung Properties Ltd. ........ 27,000 65,483
Hang Seng Bank Ltd. ........... 9,574 190,980
Henderson Land Development Co. Ltd. 18,836 89,137
HK Electric Investments & HK Electric
Investments Ltd.
(b)
........... 35,000 35,467
HKT Trust & HKT Ltd.
(b)
.......... 50,100 68,240
Hong Kong & China Gas Co. Ltd. ... 140,220 217,723
Hong Kong Exchanges & Clearing Ltd. 15,207 905,269
Hongkong Land Holdings Ltd. ..... 13,800 65,722
Jardine Matheson Holdings Ltd. .... 2,800 178,975
Link REIT ................... 25,500 246,721
Melco Resorts & Entertainment Ltd.,
ADR
(a)
................... 2,311 38,293
MTR Corp. Ltd. ............... 20,000 111,360
New World Development Co. Ltd. ... 18,361 95,219
Power Assets Holdings Ltd. ....... 18,500 113,517
Sino Land Co. Ltd. ............. 37,311 58,818
Sun Hung Kai Properties Ltd. ...... 16,500 245,222
Swire Pacific Ltd., Class A ........ 6,500 44,041
Swire Properties Ltd. ........... 15,600 46,467
Techtronic Industries Co. Ltd. ...... 17,500 304,972
WH Group Ltd.
(d)
.............. 117,000 105,019
Wharf Real Estate Investment Co. Ltd. 21,953 127,614
Xinyi Glass Holdings Ltd. ........ 24,000 97,787
5,805,511
Ireland — 0.7%
CRH plc .................... 9,929 502,123
Flutter Entertainment plc
(a)
........ 2,110 382,598
Kerry Group plc, Class A ......... 2,022 282,697
Kingspan Group plc ............ 1,962 185,435
Smurfit Kappa Group plc ......... 3,082 167,609
1,520,462
Israel — 0.6%
Azrieli Group Ltd. .............. 564 39,740
Bank Hapoalim BM
(a)
........... 14,196 113,974
Bank Leumi Le-Israel BM
(a)
....... 18,004 136,807
Check Point Software Technologies
Ltd.
(a)(e)
................... 1,450 168,389
Elbit Systems Ltd. ............. 313 40,548
ICL Group Ltd. ................ 9,360 63,512
Israel Discount Bank Ltd., Class A
(a)
. 15,549 74,073
Mizrahi Tefahot Bank Ltd.
(a)
....... 1,858 57,235
Nice Ltd.
(a)
.................. 771 190,309
Security
Shares
Shares Value
Israel (continued)
Teva Pharmaceutical Industries Ltd.,
ADR
(a)
................... 13,352 $ 132,185
Wix.com Ltd.
(a)(e)
.............. 700 203,196
1,219,968
Italy — 2.0%
Amplifon SpA ................ 1,578 78,022
Assicurazioni Generali SpA ....... 13,610 273,244
Atlantia SpA
(a)
................ 6,193 112,453
Davide Campari-Milano NV ....... 6,845 91,752
DiaSorin SpA ................ 323 61,117
Enel SpA ................... 102,279 950,466
Eni SpA .................... 32,371 394,652
Ferrari NV .................. 1,568 323,708
FinecoBank Banca Fineco SpA
(a)
... 7,920 138,214
Infrastrutture Wireless Italiane SpA
(d)
. 4,226 47,722
Intesa Sanpaolo SpA ........... 207,497 574,007
Mediobanca Banca di Credito
Finanziario SpA
(a)
........... 8,248 96,503
Moncler SpA ................. 2,379 161,267
Nexi SpA
(a)(d)
................. 5,591 122,864
Poste Italiane SpA
(d)(e)
........... 6,946 91,934
Prysmian SpA ................ 3,194 114,620
Recordati Industria Chimica e
Farmaceutica SpA
(e)
.......... 1,390 79,511
Snam SpA
(e)
................. 25,938 150,045
Telecom Italia SpA ............. 205,927 105,098
Terna SpA .................. 17,272 128,809
UniCredit SpA ................ 26,209 309,861
4,405,869
Japan — 22.9%
ABC-Mart, Inc. ............... 400 23,006
Acom Co. Ltd. ................ 5,300 23,126
Advantest Corp. ............... 2,500 224,467
Aeon Co. Ltd. ................ 8,100 217,443
AGC, Inc. ................... 2,500 104,726
Aisin Corp. .................. 1,900 81,467
Ajinomoto Co., Inc. ............. 6,100 158,476
ANA Holdings, Inc.
(a)
............ 2,000 47,004
Asahi Group Holdings Ltd. ........ 5,800 271,085
Asahi Intecc Co. Ltd. ........... 2,800 66,944
Asahi Kasei Corp. ............. 15,700 172,562
Astellas Pharma, Inc. ........... 23,200 404,299
Azbil Corp. .................. 1,600 66,299
Bandai Namco Holdings, Inc. ...... 2,500 173,024
Bridgestone Corp. ............. 7,200 327,257
Brother Industries Ltd. .......... 3,000 59,920
Canon, Inc.
(e)
................. 12,700 287,045
Capcom Co. Ltd. .............. 2,200 64,303
Casio Computer Co. Ltd. ......... 2,600 43,627
Central Japan Railway Co. ....... 1,800 273,511
Chiba Bank Ltd. (The) ........... 6,300 38,077
Chubu Electric Power Co., Inc. ..... 8,100 99,101
Chugai Pharmaceutical Co. Ltd. .... 8,500 336,911
Concordia Financial Group Ltd. .... 14,300 52,549
Cosmos Pharmaceutical Corp. ..... 200 29,386
CyberAgent , Inc. .............. 5,200 111,369
Dai Nippon Printing Co. Ltd. ...... 3,200 67,717
Daifuku Co. Ltd. ............... 1,300 117,947
Dai-ichi Life Holdings, Inc. ........ 13,400 246,549
Daiichi Sankyo Co. Ltd. .......... 21,239 458,191
Daikin Industries Ltd. ........... 3,200 596,319
Daito Trust Construction Co. Ltd. ... 800 87,282
Daiwa House Industry Co. Ltd. ..... 7,200 216,493
Daiwa House REIT Investment Corp. 23 67,681

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock International Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Japan (continued)
Daiwa Securities Group, Inc. ...... 18,500 $ 101,631
Denso Corp. ................. 5,400 368,234
Dentsu Group, Inc. ............. 2,600 93,282
Disco Corp. .................. 400 121,620
East Japan Railway Co. ......... 3,800 270,993
Eisai Co. Ltd. ................ 3,000 294,832
ENEOS Holdings, Inc. .......... 39,550 165,746
FANUC Corp. ................ 2,400 575,515
Fast Retailing Co. Ltd. .......... 700 526,182
Fuji Electric Co. Ltd. ............ 1,600 74,683
FUJIFILM Holdings Corp. ........ 4,600 340,255
Fujitsu Ltd. .................. 2,500 467,747
GLP J- Reit .................. 54 93,131
GMO Payment Gateway, Inc. ...... 500 64,937
Hakuhodo DY Holdings, Inc. ...... 3,100 48,281
Hamamatsu Photonics KK ........ 1,700 102,407
Hankyu Hanshin Holdings, Inc. ..... 3,000 92,604
Harmonic Drive Systems, Inc. ..... 500 27,479
Hikari Tsushin, Inc. ............. 300 52,724
Hino Motors Ltd. .............. 3,400 30,073
Hirose Electric Co. Ltd. .......... 435 63,638
Hisamitsu Pharmaceutical Co., Inc. .. 700 34,562
Hitachi Construction Machinery Co. Ltd. 1,400 42,876
Hitachi Ltd. .................. 12,100 693,417
Hitachi Metals Ltd. ............. 2,900 55,419
Honda Motor Co. Ltd. ........... 20,500 659,346
Hoshizaki Corp. ............... 700 59,467
Hoya Corp. .................. 4,700 621,671
Hulic Co. Ltd. ................ 4,000 44,935
Ibiden Co. Ltd. ................ 1,300 69,971
Idemitsu Kosan Co. Ltd. ......... 2,425 58,590
Iida Group Holdings Co. Ltd. ...... 2,000 51,444
Inpex Corp. .................. 13,600 101,788
Isuzu Motors Ltd. .............. 7,300 96,869
Ito En Ltd. ................... 700 41,545
ITOCHU Corp. ............... 15,000 432,821
Itochu Techno-Solutions Corp. ..... 1,300 40,216
Japan Airlines Co. Ltd.
(a)
......... 1,500 32,480
Japan Exchange Group, Inc. ...... 6,300 140,339
Japan Metropolitan Fund Invest .... 88 95,389
Japan Post Bank Co. Ltd.
(e)
....... 5,400 45,416
Japan Post Holdings Co. Ltd.
(a)
..... 19,800 162,632
Japan Post Insurance Co. Ltd. ..... 3,000 55,509
Japan Real Estate Investment Corp. . 17 104,405
Japan Tobacco, Inc. ............ 15,000 283,475
JFE Holdings, Inc. ............. 6,500 76,257
JSR Corp. .................. 2,600 78,981
Kajima Corp. ................. 5,200 65,987
Kakaku.com, Inc. .............. 1,800 54,151
Kansai Electric Power Co., Inc. (The) 8,400 80,151
Kansai Paint Co. Ltd. ........... 2,400 61,262
Kao Corp. ................... 6,100 376,127
KDDI Corp. .................. 20,200 629,345
Keio Corp. .................. 1,200 70,639
Keisei Electric Railway Co. Ltd. .... 1,700 54,346
Keyence Corp. ............... 2,456 1,236,899
Kikkoman Corp. ............... 1,900 125,302
Kintetsu Group Holdings Co. Ltd.
(a)
.. 2,100 73,813
Kirin Holdings Co. Ltd. .......... 10,400 202,965
Kobayashi Pharmaceutical Co. Ltd. .. 600 51,303
Kobe Bussan Co. Ltd. ........... 1,600 50,410
Koei Tecmo Holdings Co. Ltd. ..... 780 37,921
Koito Manufacturing Co. Ltd. ...... 1,200 74,667
Komatsu Ltd. ................ 10,800 267,554
Konami Holdings Corp. .......... 1,200 71,868
Security
Shares
Shares Value
Japan (continued)
Kose Corp. .................. 400 $ 62,839
Kubota Corp. ................ 13,000 262,986
Kurita Water Industries Ltd. ....... 1,300 62,489
Kyocera Corp. ................ 4,100 253,300
Kyowa Kirin Co. Ltd. ............ 3,500 124,479
Lasertec Corp. ............... 900 174,083
Lawson, Inc. ................. 700 32,422
Lion Corp. .................. 3,000 50,852
Lixil Corp. ................... 3,500 90,571
M3, Inc. .................... 5,600 408,007
Makita Corp. ................. 2,700 127,135
Marubeni Corp. ............... 19,700 171,557
Mazda Motor Corp.
(a)
........... 7,600 71,702
McDonald's Holdings Co. Japan Ltd. . 900 39,660
Medipal Holdings Corp. .......... 2,300 43,973
MEIJI Holdings Co. Ltd. ......... 1,500 89,887
Mercari , Inc.
(a)
................ 1,300 68,722
MINEBEA MITSUMI, Inc. ........ 4,600 121,538
MISUMI Group, Inc. ............ 3,400 115,062
Mitsubishi Chemical Holdings Corp. . 15,800 132,941
Mitsubishi Corp. ............... 15,900 434,328
Mitsubishi Electric Corp. ......... 22,900 332,445
Mitsubishi Estate Co. Ltd. ........ 15,000 242,454
Mitsubishi Gas Chemical Co., Inc. .. 2,200 46,618
Mitsubishi HC Capital, Inc. ........ 8,300 44,509
Mitsubishi Heavy Industries Ltd. .... 4,000 118,089
Mitsubishi UFJ Financial Group, Inc. . 154,260 830,884
Mitsui & Co. Ltd. .............. 19,500 439,251
Mitsui Chemicals, Inc. ........... 2,400 82,963
Mitsui Fudosan Co. Ltd. ......... 11,400 263,610
Miura Co. Ltd. ................ 1,100 47,765
Mizuho Financial Group, Inc. ...... 30,370 435,278
MonotaRO Co. Ltd. ............ 3,000 70,694
MS&AD Insurance Group Holdings, Inc. 5,600 161,908
Murata Manufacturing Co. Ltd. ..... 7,300 556,077
Nabtesco Corp. ............... 1,500 56,591
NEC Corp. .................. 3,200 164,654
Nexon Co. Ltd. ............... 5,900 131,302
NGK Insulators Ltd. ............ 3,600 60,587
NH Foods Ltd. ................ 1,200 46,647
Nidec Corp. ................. 5,600 643,945
Nihon M&A Center, Inc. .......... 3,800 98,422
Nintendo Co. Ltd. .............. 1,400 810,142
Nippon Building Fund, Inc. ........ 19 118,381
Nippon Express Co. Ltd. ......... 1,000 76,255
Nippon Paint Holdings Co. Ltd. ..... 9,500 128,517
Nippon Prologis REIT, Inc. ........ 27 85,863
Nippon Sanso Holdings Corp. ..... 1,700 34,898
Nippon Shinyaku Co. Ltd. ........ 600 47,735
Nippon Steel Corp. ............. 10,800 182,608
Nippon Telegraph & Telephone Corp. 16,200 423,552
Nippon Yusen KK .............. 2,000 101,496
Nissan Chemical Corp. .......... 1,500 73,320
Nissan Motor Co. Ltd.
(a)
.......... 28,700 142,974
Nisshin Seifun Group, Inc. ........ 2,600 38,118
Nissin Foods Holdings Co. Ltd. .... 800 57,606
Nitori Holdings Co. Ltd. .......... 1,000 176,597
Nitto Denko Corp. ............. 1,900 141,494
Nomura Holdings, Inc. .......... 40,200 204,597
Nomura Real Estate Holdings, Inc. .. 1,700 43,059
Nomura Real Estate Master Fund, Inc. 52 83,223
Nomura Research Institute Ltd. .... 4,410 145,647
NSK Ltd. ................... 4,800 40,601
NTT Data Corp. ............... 7,700 120,203
Obayashi Corp. ............... 8,600 68,566

BlackRock International Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Japan (continued)
Obic Co. Ltd. ................. 900 $ 167,381
Odakyu Electric Railway Co. Ltd. ... 3,500 88,528
Oji Holdings Corp. ............. 11,600 66,662
Olympus Corp. ............... 14,400 286,429
Omron Corp. ................. 2,400 190,025
Ono Pharmaceutical Co. Ltd. ...... 4,700 104,811
Oracle Corp. Japan ............ 500 38,204
Oriental Land Co. Ltd. .......... 2,500 356,164
ORIX Corp. .................. 15,400 260,285
Orix JREIT, Inc. ............... 31 59,511
Osaka Gas Co. Ltd. ............ 5,000 93,294
Otsuka Corp. ................ 1,400 73,388
Otsuka Holdings Co. Ltd. ........ 4,900 203,458
Pan Pacific International Holdings Corp. 5,300 110,213
Panasonic Corp. .............. 27,600 317,801
PeptiDream , Inc.
(a)
............. 1,200 58,645
Persol Holdings Co. Ltd. ......... 2,400 47,392
Pigeon Corp. ................. 1,300 36,665
Pola Orbis Holdings, Inc. ......... 1,200 31,641
Rakuten Group, Inc. ............ 10,400 117,428
Recruit Holdings Co. Ltd. ........ 17,000 833,660
Renesas Electronics Corp.
(a)
...... 15,800 170,519
Resona Holdings, Inc. .......... 25,300 97,548
Ricoh Co. Ltd. ................ 8,900 100,179
Rinnai Corp. ................. 400 38,073
Rohm Co. Ltd. ................ 1,100 101,231
Ryohin Keikaku Co. Ltd. ......... 3,000 62,934
Santen Pharmaceutical Co. Ltd. .... 4,400 60,727
SBI Holdings, Inc. ............. 2,945 69,563
SCSK Corp. ................. 700 41,709
Secom Co. Ltd. ............... 2,700 205,796
Seiko Epson Corp. ............. 3,700 65,039
Sekisui Chemical Co. Ltd. ........ 5,000 85,610
Sekisui House Ltd. ............. 7,800 160,171
Seven & i Holdings Co. Ltd. ....... 9,340 447,394
SG Holdings Co. Ltd. ........... 4,200 110,289
Sharp Corp. ................. 2,300 37,945
Shimadzu Corp. ............... 3,100 119,786
Shimano, Inc. ................ 1,000 237,924
Shimizu Corp. ................ 7,300 56,100
Shin-Etsu Chemical Co. Ltd. ...... 4,500 752,673
Shionogi & Co. Ltd. ............ 3,300 171,983
Shiseido Co. Ltd. .............. 5,100 376,170
Shizuoka Bank Ltd. (The) ........ 5,700 44,233
SMC Corp. .................. 700 414,116
SoftBank Corp. ............... 35,800 468,085
SoftBank Group Corp. .......... 15,800 1,101,921
Sohgo Security Services Co. Ltd. ... 900 41,005
Sompo Holdings, Inc. ........... 4,100 151,857
Sony Group Corp. ............. 15,900 1,541,780
Square Enix Holdings Co. Ltd. ..... 1,200 59,262
Stanley Electric Co. Ltd. ......... 1,800 52,004
Subaru Corp. ................ 7,800 154,592
SUMCO Corp. ................ 3,600 88,186
Sumitomo Chemical Co. Ltd. ...... 17,900 95,136
Sumitomo Corp. .............. 14,200 190,400
Sumitomo Dainippon Pharma Co. Ltd. 2,100 44,046
Sumitomo Electric Industries Ltd. ... 9,200 135,883
Sumitomo Metal Mining Co. Ltd. .... 3,100 120,561
Sumitomo Mitsui Financial Group, Inc. 16,600 572,235
Sumitomo Mitsui Trust Holdings, Inc. . 4,100 130,791
Sumitomo Realty & Development Co.
Ltd. ..................... 3,800 135,906
Suntory Beverage & Food Ltd. ..... 1,800 67,846
Suzuki Motor Corp. ............ 4,600 194,946
Security
Shares
Shares Value
Japan (continued)
Sysmex Corp. ................ 2,100 $ 249,133
T&D Holdings, Inc. ............. 6,400 83,052
Taisei Corp. ................. 2,500 82,051
Taisho Pharmaceutical Holdings Co.
Ltd. ..................... 500 26,766
Takeda Pharmaceutical Co. Ltd. .... 19,971 670,238
TDK Corp. .................. 1,600 193,688
Terumo Corp. ................ 8,100 328,070
THK Co. Ltd. ................. 1,600 47,748
TIS, Inc. .................... 2,900 74,012
Tobu Railway Co. Ltd. ........... 2,500 64,710
Toho Co. Ltd. ................ 1,500 61,848
Toho Gas Co. Ltd. ............. 1,000 49,094
Tohoku Electric Power Co., Inc. .... 5,700 44,690
Tokio Marine Holdings, Inc. ....... 7,800 359,270
Tokyo Century Corp. ............ 600 32,258
Tokyo Electric Power Co. Holdings,
Inc.
(a)
.................... 19,200 57,173
Tokyo Electron Ltd. ............ 1,900 821,530
Tokyo Gas Co. Ltd. ............ 4,800 90,536
Tokyu Corp. ................. 6,600 89,826
TOPPAN, Inc. ................ 3,300 53,070
Toray Industries, Inc. ........... 16,800 111,988
Toshiba Corp. ................ 5,300 228,965
Tosoh Corp. ................. 3,500 60,350
TOTO Ltd. .................. 1,700 88,083
Toyo Suisan Kaisha Ltd. ......... 1,300 50,105
Toyota Industries Corp. .......... 1,900 164,303
Toyota Motor Corp. ............ 26,800 2,342,698
Toyota Tsusho Corp. ............ 2,800 132,899
Trend Micro, Inc. .............. 1,600 83,782
Tsuruha Holdings, Inc. .......... 500 58,193
Unicharm Corp. ............... 5,100 205,429
United Urban Investment Corp. .... 39 56,328
USS Co. Ltd. ................. 2,900 50,693
Welcia Holdings Co. Ltd. ......... 1,200 39,238
West Japan Railway Co. ......... 2,100 120,005
Yakult Honsha Co. Ltd. .......... 1,800 101,920
Yamada Holdings Co. Ltd. ........ 8,400 38,843
Yamaha Corp. ................ 1,600 86,860
Yamaha Motor Co. Ltd. .......... 3,700 100,500
Yamato Holdings Co. Ltd. ........ 3,700 105,132
Yaskawa Electric Corp. .......... 2,900 141,622
Yokogawa Electric Corp. ......... 3,000 44,866
Z Holdings Corp. .............. 33,400 167,149
ZOZO, Inc. .................. 1,400 47,468
49,536,286
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 2,182 73,843
Luxembourg — 0.2%
ArcelorMittal SA ............... 8,720 268,463
Eurofins Scientific SE
(a)
.......... 1,690 193,300
461,763
Macau — 0.2%
(a)
Galaxy Entertainment Group Ltd. ... 28,000 223,891
Sands China Ltd. .............. 30,400 127,958
SJM Holdings Ltd. ............. 26,000 28,381
Wynn Macau Ltd. .............. 20,800 32,716
412,946
Netherlands — 4.9%
ABN AMRO Bank NV, CVA
(d)
...... 5,624 68,148
Adyen NV
(a)(d)
................ 249 610,631
Aegon NV ................... 23,684 98,505

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock International Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Netherlands (continued)
Akzo Nobel NV ............... 2,463 $ 304,971
Argenx SE
(a)(e)
................ 570 171,978
ASM International NV ........... 595 196,247
ASML Holding NV ............. 5,295 3,655,240
EXOR NV ................... 1,319 105,854
Heineken Holding NV ........... 1,432 144,501
Heineken NV ................ 3,261 395,884
ING Groep NV ................ 49,047 651,067
JDE Peet's NV
(a)
.............. 950 34,482
Koninklijke Ahold Delhaize NV ..... 13,200 393,090
Koninklijke DSM NV ............ 2,152 402,280
Koninklijke KPN NV ............ 44,704 139,819
Koninklijke Philips NV ........... 11,517 571,637
Koninklijke Vopak NV ........... 935 42,503
NN Group NV ................ 3,735 176,439
Randstad NV ................ 1,393 106,788
Royal Dutch Shell plc, Class A ..... 51,419 1,030,842
Royal Dutch Shell plc, Class B ..... 46,814 908,790
Wolters Kluwer NV ............. 3,422 343,958
10,553,654
New Zealand — 0.3%
a2 Milk Co. Ltd. (The)
(a)
.......... 9,034 40,649
Auckland International Airport Ltd.
(a)
. 15,598 79,243
Fisher & Paykel Healthcare Corp. Ltd. 7,121 154,913
Mercury NZ Ltd. ............... 8,325 38,798
Meridian Energy Ltd. ........... 17,039 63,530
Ryman Healthcare Ltd. .......... 5,318 48,802
Spark New Zealand Ltd. ......... 21,630 72,605
Xero Ltd.
(a)
.................. 1,667 171,467
670,007
Norway — 0.5%
DNB ASA ................... 11,820 257,607
Equinor ASA ................. 12,472 264,014
Gjensidige Forsikring ASA ........ 2,659 58,627
Mowi ASA ................... 5,540 141,046
Norsk Hydro ASA .............. 15,926 101,678
Orkla ASA ................... 9,920 101,096
Schibsted ASA, Class A ......... 958 46,215
Schibsted ASA, Class B ......... 1,303 54,268
Telenor ASA
(e)
................ 8,961 151,128
1,175,679
Poland — 0.0%
InPost SA
(a)
.................. 2,525 50,677
Portugal — 0.1%
EDP - Energias de Portugal SA .... 34,499 182,855
Galp Energia SGPS SA ......... 6,665 72,466
Jeronimo Martins SGPS SA ....... 3,347 61,039
316,360
Russia — 0.1%
Coca-Cola HBC AG ............ 2,617 94,727
Evraz plc ................... 6,748 55,362
150,089
Saudi Arabia — 0.1%
Delivery Hero SE
(a)(d)
............ 1,982 261,874
Singapore — 1.0%
Ascendas REIT ............... 43,590 95,790
CapitaLand Integrated Commercial
Trust .................... 58,083 90,431
CapitaLand Ltd. ............... 34,092 94,170
City Developments Ltd. .......... 5,431 29,494
DBS Group Holdings Ltd. ........ 22,867 508,729
Security
Shares
Shares Value
Singapore (continued)
Genting Singapore Ltd. .......... 80,400 $ 50,079
Keppel Corp. Ltd. .............. 17,302 70,554
Mapletree Commercial Trust ...... 29,200 46,969
Mapletree Logistics Trust ........ 34,747 53,119
Oversea-Chinese Banking Corp. Ltd. 42,535 379,061
Singapore Airlines Ltd.
(a)
......... 18,000 64,910
Singapore Exchange Ltd. ........ 9,500 79,124
Singapore Technologies Engineering
Ltd.
(e)
.................... 20,781 59,962
Singapore Telecommunications Ltd. . 101,050 172,086
United Overseas Bank Ltd. ....... 15,059 289,997
UOL Group Ltd. ............... 5,646 30,705
Venture Corp. Ltd. ............. 3,600 51,502
2,166,682
South Africa — 0.3%
Anglo American plc ............ 16,347 650,515
Spain — 2.5%
ACS Actividades de Construccion y
Servicios SA ............... 2,977 79,809
Aena SME SA
(a)(d)
.............. 947 155,385
Amadeus IT Group SA
(a)
......... 5,665 399,363
Banco Bilbao Vizcaya Argentaria SA . 84,819 526,131
Banco Santander SA ........... 217,250 830,993
CaixaBank SA ................ 55,896 172,087
Cellnex Telecom SA
(d)
........... 6,432 410,241
EDP Renovaveis SA ............ 3,638 84,291
Enagas SA .................. 3,015 69,685
Endesa SA .................. 4,163 101,060
Ferrovial SA ................. 6,347 186,528
Grifols SA ................... 3,727 101,065
Iberdrola SA ................. 72,917 889,198
Industria de Diseno Textil SA ...... 13,827 488,187
Naturgy Energy Group SA ........ 3,421 88,045
Red Electrica Corp. SA .......... 5,673 105,326
Repsol SA .................. 19,113 240,109
Siemens Gamesa Renewable Energy
SA
(a)
.................... 3,170 105,985
Telefonica SA ................ 66,336 309,622
5,343,110
Sweden — 3.5%
Alfa Laval AB ................ 3,904 137,988
Assa Abloy AB, Class B ......... 12,747 384,296
Atlas Copco AB, Class A ......... 8,548 524,919
Atlas Copco AB, Class B ......... 4,858 255,853
Boliden AB
(a)
................. 3,348 128,829
Electrolux AB ................ 2,964 82,138
Embracer Group AB
(a)
........... 3,237 87,523
Epiroc AB, Class A ............. 8,142 185,342
Epiroc AB, Class B ............. 5,188 101,854
EQT AB .................... 3,058 111,084
Essity AB, Class B ............. 7,695 255,244
Evolution AB
(d)
................ 2,144 339,142
Fastighets AB Balder, Class B
(a)
.... 1,283 80,428
H & M Hennes & Mauritz AB, Class B
(a)
9,219 218,946
Hexagon AB, Class B ........... 24,465 362,483
Husqvarna AB, Class B .......... 5,551 73,774
ICA Gruppen AB .............. 1,291 60,084
Industrivarden AB, Class A ....... 1,354 52,661
Industrivarden AB, Class C ....... 1,883 68,929
Investment AB Latour , Class B ..... 1,900 62,381
Investor AB, Class B ............ 22,956 529,145
Kinnevik AB, Class B
(a)
.......... 2,905 116,328
L E Lundbergforetagen AB, Class B . 1,010 65,186

BlackRock International Index V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Sweden (continued)
Lundin Energy AB ............. 2,489 $ 88,241
Nibe Industrier AB, Class B ....... 17,994 189,610
Sandvik AB .................. 14,218 363,549
Securitas AB, Class B ........... 4,163 65,763
Sinch AB
(a)(d)
................. 5,750 96,757
Skandinaviska Enskilda Banken AB,
Class A .................. 20,626 266,614
Skanska AB, Class B ........... 4,093 108,666
SKF AB, Class B .............. 5,053 128,792
Svenska Cellulosa AB SCA, Class B . 7,777 127,560
Svenska Handelsbanken AB, Class A 18,412 207,834
Swedbank AB, Class A .......... 11,445 213,071
Swedish Match AB ............. 20,290 173,036
Tele2 AB, Class B ............. 6,403 87,298
Telefonaktiebolaget LM Ericsson, Class
B ...................... 36,722 461,739
Telia Co. AB ................. 33,556 149,038
Volvo AB, Class A ............. 2,528 62,744
Volvo AB, Class B ............. 18,042 434,802
7,509,671
Switzerland — 9.7%
ABB Ltd. (Registered) ........... 21,896 743,909
Adecco Group AG (Registered) .... 2,021 137,512
Alcon, Inc. .................. 6,316 442,989
Baloise Holding AG (Registered) ... 592 92,433
Banque Cantonale Vaudoise
(Registered) ............... 386 34,685
Barry Callebaut AG (Registered) .... 45 104,583
Chocoladefabriken Lindt & Spruengli
AG ..................... 13 129,333
Chocoladefabriken Lindt & Spruengli
AG (Registered) ............ 1 104,728
Cie Financiere Richemont SA
(Registered) ............... 6,606 800,836
Clariant AG (Registered) ......... 2,648 52,728
Credit Suisse Group AG (Registered) 30,440 318,644
EMS- Chemie Holding AG (Registered) 98 96,325
Geberit AG (Registered) ......... 468 351,548
Givaudan SA (Registered) ........ 115 535,349
Holcim Ltd.
(a)
................. 6,707 403,145
Julius Baer Group Ltd. .......... 2,750 179,611
Kuehne + Nagel International AG
(Registered) ............... 700 239,582
Logitech International SA (Registered) 2,185 265,352
Lonza Group AG (Registered) ..... 939 665,710
Nestle SA (Registered) .......... 36,368 4,533,165
Novartis AG (Registered) ........ 28,029 2,556,990
Partners Group Holding AG ....... 286 433,561
Roche Holding AG ............. 9,271 3,505,671
Schindler Holding AG ........... 508 155,466
Schindler Holding AG (Registered) .. 269 78,714
SGS SA (Registered) ........... 79 243,910
Sika AG (Registered) ........... 1,771 580,247
Sonova Holding AG (Registered) ... 696 262,152
STMicroelectronics NV .......... 8,621 313,516
Straumann Holding AG (Registered) . 128 204,166
Swatch Group AG (The) ......... 377 129,467
Swatch Group AG (The) (Registered) 685 45,231
Swiss Life Holding AG (Registered) .. 404 196,527
Swiss Prime Site AG (Registered) ... 947 93,987
Swisscom AG (Registered) ....... 329 187,987
Temenos AG (Registered) ........ 875 140,678
UBS Group AG (Registered) ...... 46,326 709,586
Vifor Pharma AG .............. 605 78,389
Security
Shares
Shares Value
Switzerland (continued)
Zurich Insurance Group AG ....... 1,905 $ 765,173
20,913,585
Taiwan — 0.0%
Sea Ltd., ADR
(a)
............... 174 47,780
United Kingdom — 11.8%
3i Group plc ................. 12,301 199,631
Admiral Group plc ............. 2,316 100,774
Ashtead Group plc ............. 5,620 417,725
Associated British Foods plc ...... 4,434 136,110
AstraZeneca plc .............. 16,574 1,991,270
Auto Trader Group plc
(a)(d)
........ 12,141 106,331
AVEVA Group plc .............. 1,463 75,090
Aviva plc ................... 48,823 274,090
BAE Systems plc .............. 41,041 296,563
Barclays plc ................. 219,771 521,534
Barratt Developments plc ........ 12,384 119,242
Berkeley Group Holdings plc ...... 1,532 97,412
BP plc ..................... 257,312 1,128,415
British American Tobacco plc ...... 27,513 1,068,208
British Land Co. plc (The) ........ 11,235 76,854
BT Group plc
(a)
............... 114,493 307,683
Bunzl plc ................... 4,215 139,437
Burberry Group plc
(a)
........... 4,960 141,852
CK Hutchison Holdings Ltd. ....... 34,159 265,921
CNH Industrial NV ............. 12,504 207,412
Coca-Cola Europacific Partners plc .. 2,626 155,774
Compass Group plc
(a)
........... 22,354 470,952
Croda International plc .......... 1,754 178,898
DCC plc .................... 1,289 105,588
Diageo plc .................. 29,589 1,418,157
Direct Line Insurance Group plc .... 18,282 72,108
Entain plc
(a)
.................. 7,296 176,298
Experian plc ................. 11,682 451,032
GlaxoSmithKline plc ............ 63,307 1,244,559
Halma plc ................... 4,761 177,372
Hargreaves Lansdown plc ........ 4,262 93,783
HSBC Holdings plc ............ 256,515 1,480,479
Imperial Brands plc ............ 12,079 260,456
Informa plc
(a)
................. 19,097 132,720
InterContinental Hotels Group plc
(a)
.. 2,306 153,696
Intertek Group plc ............. 2,023 154,829
J Sainsbury plc ............... 23,366 87,947
JD Sports Fashion plc ........... 6,486 82,539
Johnson Matthey plc ........... 2,573 109,549
Kingfisher plc ................ 26,020 131,325
Land Securities Group plc ........ 9,146 85,357
Legal & General Group plc ....... 73,837 263,420
Lloyds Banking Group plc ........ 888,339 574,628
London Stock Exchange Group plc .. 4,099 452,983
M&G plc .................... 33,500 106,125
Melrose Industries plc ........... 59,712 128,532
National Grid plc .............. 45,113 573,823
Natwest Group plc ............. 59,808 168,316
Next plc
(a)
................... 1,718 186,976
Ocado Group plc
(a)
............. 6,321 175,142
Pearson plc ................. 9,180 105,716
Persimmon plc ............... 4,139 169,549
Phoenix Group Holdings plc ...... 6,962 65,171
Prudential plc ................ 32,831 624,635
Reckitt Benckiser Group plc ....... 9,018 796,742
RELX plc ................... 24,248 642,977
Rentokil Initial plc .............. 23,374 160,093
Rolls-Royce Holdings plc
(a)
....... 107,406 147,041
Sage Group plc (The) ........... 13,453 127,430

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock International Index V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
United Kingdom (continued)
Schroders plc ................ 1,653 $ 80,392
Segro plc ................... 14,984 226,832
Severn Trent plc .............. 3,146 108,907
Smith & Nephew plc ............ 11,036 239,340
Smiths Group plc .............. 4,753 104,679
Spirax-Sarco Engineering plc ...... 917 172,714
SSE plc .................... 12,985 269,683
St. James's Place plc ........... 6,981 142,738
Standard Chartered plc .......... 34,411 219,604
Standard Life Aberdeen plc ....... 28,351 106,359
Taylor Wimpey plc ............. 45,830 100,860
Tesco plc ................... 96,771 298,943
Unilever plc .................. 18,541 1,085,289
Unilever plc .................. 14,665 856,929
United Utilities Group plc ......... 8,430 113,782
Vodafone Group plc ............ 340,361 570,455
Whitbread plc
(a)
............... 2,676 115,678
Wm Morrison Supermarkets plc .... 29,757 101,549
WPP plc .................... 15,652 211,582
25,490,586
United States — 1.3%
CyberArk Software Ltd.
(a)(e)
....... 497 64,744
Ferguson plc ................. 2,822 392,617
James Hardie Industries plc, CDI ... 5,471 185,643
QIAGEN NV
(a)
................ 2,837 137,136
Schneider Electric SE ........... 6,825 1,075,924
Stellantis NV ................. 25,637 504,282
Swiss Re AG ................. 3,808 343,949
Tenaris SA .................. 6,279 68,694
2,772,989
Total Common Stocks — 98.4%
(Cost: $177,000,469) ............................. 212,621,307
Preferred Stocks — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG
(Preference) ............... 733 65,940
Fuchs Petrolub SE (Preference) .... 924 44,966
Henkel AG & Co. KGaA (Preference) 2,243 236,892
Porsche Automobil Holding SE
(Preference) ............... 1,910 205,040
Sartorius AG (Preference) ........ 331 172,288
Volkswagen AG (Preference) ...... 2,362 592,228
1,317,354
Total Preferred Stocks — 0.6%
(Cost: $670,139) ................................ 1,317,354
Security
Shares
Shares Value
Rights — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y
Servicios SA (Expires 07/20/21)
(a)
. 2,977 $ 4,165
Total Rights — 0.0%
(Cost: $4,217) ................................. 4,165
Total Long-Term Investments — 99.0%
(Cost: $177,674,825) ............................. 213,942,826
Short-Term Securities — 0.8%
(f)(g)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01% ...... 275,829 275,829
SL Liquidity Series, LLC, Money Market
Series, 0.13%
(h)
............. 1,478,113 1,478,557
Total Short-Term Securities — 0.8%
(Cost: $1,754,386) .............................. 1,754,386
Total Investments — 99.8%
(Cost: $179,429,211) ............................. 215,697,212
Other Assets Less Liabilities — 0.2% ................... 481,631
Net Assets — 100.0% .............................. $ 216,178,843
(a)
Non-income producing security.
(b)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
All or a portion of this security is on loan.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock International Index V.I. Fund
Schedule of Investments
13
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 207,683 $ 68,146 $ — $ — $ — $ 275,829 275,829 $ 9 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 6,379,240 — (4,900,677) (181) 175 1,478,557 1,478,113 6,137
(b)
—
$ (181) $ 175 $ 1,754,386 $ 6,146 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock International Index V.I. Fund
14
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nikkei 225 Index .......................................................... 3 09/09/21 $ 388 $ (3,248)
SPI 200 Index ............................................................ 2 09/16/21 271 (1,119)
EURO STOXX 50 Index ..................................................... 13 09/17/21 625 (10,449)
FTSE 100 Index .......................................................... 4 09/17/21 386 (3,376)
$ (18,192)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ 18,192 $ — $ — $ — $ 18,192
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 207,497 $ — $ — $ — $ 207,497
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — (35,352) — — — (35,352)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 1,663,065

BlackRock International Index V.I. Fund
Schedule of Investments
15
Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia ............................................. $ 75,716 $ 17,429,182 $ 3 $ 17,504,901
Austria .............................................. — 572,048 — 572,048
Belgium ............................................. 34,279 1,815,058 — 1,849,337
Brazil ............................................... — 112,081 — 112,081
Chile ............................................... — 96,406 — 96,406
China ............................................... 113,185 1,047,813 — 1,160,998
Denmark ............................................. 118,683 5,412,252 — 5,530,935
Finland .............................................. — 2,707,052 — 2,707,052
France .............................................. — 22,885,764 — 22,885,764
Germany ............................................ — 18,691,879 — 18,691,879
Hong Kong ........................................... 69,541 5,735,970 — 5,805,511
Ireland .............................................. — 1,520,462 — 1,520,462
Israel ............................................... 503,770 716,198 — 1,219,968
Italy ................................................ — 4,405,869 — 4,405,869
Japan ............................................... 93,131 49,443,155 — 49,536,286
Jordan .............................................. — 73,843 — 73,843
Luxembourg .......................................... — 461,763 — 461,763
Macau .............................................. — 412,946 — 412,946
Netherlands ........................................... — 10,553,654 — 10,553,654
New Zealand .......................................... — 670,007 — 670,007
Norway .............................................. 54,268 1,121,411 — 1,175,679
Poland .............................................. 50,677 — — 50,677
Portugal ............................................. 243,894 72,466 — 316,360
Russia .............................................. — 150,089 — 150,089
Saudi Arabia .......................................... — 261,874 — 261,874
Singapore ............................................ 172,086 1,994,596 — 2,166,682
South Africa ........................................... — 650,515 — 650,515
Spain ............................................... 84,291 5,258,819 — 5,343,110
Sweden ............................................. 422,567 7,087,104 — 7,509,671
Switzerland ........................................... 234,061 20,679,524 — 20,913,585
Taiwan .............................................. 47,780 — — 47,780
United Kingdom ........................................ 1,342,612 24,147,974 — 25,490,586
United States .......................................... 64,744 2,708,245 — 2,772,989
Preferred Securities ....................................... — 1,317,354 — 1,317,354
Rights ................................................ 4,165 — — 4,165
Short-Term Securities ....................................... 275,829 — — 275,829
$ 4,005,279 $ 210,213,373 $ 3 $ 214,218,655
Investments valued at NAV
(a)
...................................... 1,478,557
$ —
$ 215,697,212
$ —
Derivative Financial Instruments
(b)
Liabilities:
Equity contracts ........................................... $ (18,192) $ — $ — $ (18,192)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
16
BlackRock
International
Index V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 213,942,826
Investments, at value — affiliated
(c)
......................................................................................... 1,754,386
Cash ............................................................................................................. 548
Cash pledged for futures contracts .......................................................................................... 102,532
Foreign currency, at value
(d)
.............................................................................................. 1,053,884
Receivables: –
Securities lending income — affiliated ...................................................................................... 1,362
Capital shares sold ................................................................................................... 57,804
Dividends — affiliated ................................................................................................. 1
Dividends — unaffiliated ............................................................................................... 1,031,699
Variation margin on futures contracts ....................................................................................... 430
Deferred offering costs .................................................................................................. 44,843
Prepaid expenses ..................................................................................................... 1,307
Total assets .........................................................................................................
217,991,622
LIABILITIES
Collateral on securities loaned, at value ....................................................................................... 1,477,688
Payables: –
Accounting services fees ............................................................................................... 31,697
Capital shares redeemed ............................................................................................... 34,123
Custodian fees ...................................................................................................... 31,245
Distribution fees ..................................................................................................... 8
Investment advisory fees .............................................................................................. 14,466
Offering costs ...................................................................................................... 27,179
Directors' and Officer's fees ............................................................................................. 1,039
Other affiliate fees ................................................................................................... 1,055
Pricing fees ........................................................................................................ 40,199
Printing and postage fees .............................................................................................. 47,936
Professional fees .................................................................................................... 49,748
Transfer agent fees .................................................................................................. 28,215
Variation margin on futures contracts ....................................................................................... 11,013
Other accrued expenses ............................................................................................... 17,168
Total liabilities ........................................................................................................
1,812,779
NET ASSETS ........................................................................................................
$ 216,178,843
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 180,938,574
Accumulated earnings .................................................................................................. 35,240,269
NET ASSETS ........................................................................................................
$ 216,178,843
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 177,674,825
(b)
  Securities loaned, at value .............................................................................................. $ 1,297,063
(c)
  Investments, at cost — affiliated .......................................................................................... $ 1,754,386
(d)
  Foreign currency, at cost ............................................................................................... $ 1,069,979
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
17
Financial Statements
See notes to financial statements.
BlackRock
International
Index V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 216,126,506
Shares outstanding .................................................................................................
19,924,423
Net asset value ....................................................................................................
$ 10.85
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 52,337
Shares outstanding .................................................................................................
4,832
Net asset value ....................................................................................................
$ 10.83
Shares authorized ..................................................................................................
10 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
18
See notes to financial statements.
BlackRock
International
Index V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 9
Dividends — unaffiliated ................................................................................................... 3,738,999
Securities lending income — affiliated — net ..................................................................................... 6,137
Foreign taxes withheld .................................................................................................... (117,821)
Total investment income .....................................................................................................
3,627,324
EXPENSES
Investment advisory ...................................................................................................... 83,836
Transfer agent — class specific .............................................................................................. 54,168
Printing and postage ..................................................................................................... 47,059
Professional ........................................................................................................... 44,218
Pric i ng ............................................................................................................... 30,988
Accounting services ...................................................................................................... 27,487
Offering .............................................................................................................. 21,065
Custodian ............................................................................................................. 18,634
Directors and Officer ..................................................................................................... 3,943
Transfer agent .......................................................................................................... 2,480
Distribution — class specific ................................................................................................ 24
Miscellaneous .......................................................................................................... 9,893
Total expenses ...........................................................................................................
343,795
Less: –
Fees waived and/or reimbursed by the Manager ................................................................................... (11,951)
Transfer agent fees reimbursed — class specific ................................................................................... (48,857)
Total expenses after fees waived and/or reimbursed ..................................................................................
282,987
Net investment income ......................................................................................................
3,344,337
REALIZED AND UNREALIZED GAIN (LOSS) $ 14,654,130
Net realized gain (loss) from: $ –
Investments — affiliated ................................................................................................. (181)
Investments — unaffiliated ............................................................................................... (462,971)
Foreign currency transactions ............................................................................................. 16,682
Futures contracts ...................................................................................................... 207,497
A
(238,973)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ................................................................................................. 175
Investments — unaffiliated ............................................................................................... 14,997,106
Foreign currency translations .............................................................................................. (68,826)
Futures contracts ...................................................................................................... (35,352)
A
14,893,103
Net realized and unrealized gain ...............................................................................................
14,654,130
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 17,998,467

Statements of Changes in Net Assets
19
Financial Statements
See notes to financial statements.
BlackRock International Index V.I. Fund
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ 3,344,337 $ 3,779,344
Net realized gain (loss) .............................................................................. (238,973) (2,584,968)
Net change in unrealized appreciation (depreciation) .......................................................... 14,893,103 13,182,469
Net increase in net assets resulting from operations .............................................................
17,998,467 14,376,845
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................
— (3,860,018)
  Class I II .......................................................................................
— —
Decrease in net assets resulting from distributions to shareholders ...................................................
— (3,860,018)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(4,395,958) (4,306,715)
NET ASSETS
Total increase in net assets ............................................................................. 13,602,509 6,210,112
Beginning of period .................................................................................. 202,576,334 196,366,222
End of period ......................................................................................
$ 216,178,843 $ 202,576,334
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
20
BlackRock International Index V.I. Fund
(a)
Class I
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 9.95 $ 9.39 $ 7.98 $ 14.28 $ 11.84 $ 12.21
Net investment income (loss)
(b)
...................
0.17 0.19 0.28 0.42 0.36 0.34
Net realized and unrealized gain (loss) .............
0.73 0.56 1.45 (2.40) 2.65 (0.24)
Net increase (decrease) from investment operations ......
0.90 0.75 1.73 (1.98) 3.01 0.10
Distributions
(c)
– – – – – –
From net investment income ....................
— (0.19) (0.31) (0.64) (0.40) (0.35)
From net realized gain .........................
— — (0.01) (3.68) (0.17) (0.12)
Total distributions .............................
— (0.19) (0.32) (4.32) (0.57) (0.47)
Net asset value, end of period ....................
$ 10.85 $ 9.95 $ 9.39 $ 7.98 $ 14.28 $ 11.84
Total Return
(d)
9.05% 8.03% 21.58% (13.70)% 25.40% 0.90%
Based on net asset value ........................
9.05%
(e)
8.03% 21.58% (13.70)% 25.40% 0.90%
Ratios to Average Net Assets
Total expenses ...............................
0.33%
(f)
0.43% 0.39% 0.31%
(g)
0.26% 0.42%
Total expenses after fees waived and/or reimbursed ......
0.27%
(f)
0.27% 0.27% 0.24%
(g)
0.26%
(h)
0.42%
(h)
Net investment income (loss) .....................
3.19%
(f)
2.14% 3.13% 3.00% 2.69% 2.83%
Supplemental Data
Net assets, end of period (000) ....................
$ 216,127 $ 202,576 $ 196,366 $ 170,629 $ 334,241 $ 275,529
Portfolio turnover rate ..........................
2% 5% 3% 4% 4% 3%
(a)
On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the International Equity Index Fund (the "Predecessor Fund"), a series of State Farm Variable
Product Trust, through a tax-free reorganization (the "Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.27%
and 0.24%, respectively.
(h)
The expense ratio includes the effect of expense reimbursements that are less than 0.01%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
21
Financial Highlights
BlackRock
International Index
V.I. Fund
Class III
Period from
02/09/21
(a)
to 06/30/21
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.26
Net investment income (loss)
(b)
............................................................................................
0.15
Net realized and unrealized gain (loss) ......................................................................................
0.42
Net increase from investment operations .......................................................................................
0.57
Net asset value, end of period .............................................................................................
$ 10.83
Total Return
(c)
5.56%
Based on net asset value .................................................................................................
5.56%
(d)
Ratios to Average Net Assets
Total expenses ........................................................................................................
0.52%
(e)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.51%
(e)
Net investment income (loss) ..............................................................................................
3.51%
(e)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 52
Portfolio turnover rate ...................................................................................................
2%
(f)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.
(f)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2021
BlackRock Semi-Annual Report to Shareholders
22
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock International
Index V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares. Class III Shares commenced operations on February 9, 2021.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets .
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940
Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
24
appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or, foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of the Fund’s net assets.
For the six months ended June 30, 2021, the Fund reimbursed the Manager $687 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2021, the class specific distribution fees borne directly by Class III were $24.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
BofA Securities, Inc. .................................................... $ 63,689 $ (63,689) $ —
Citigroup Global Markets, Inc. ............................................. 429,776 (429,776) —
Goldman Sachs & Co. .................................................. 552,887 (552,887) —
JP Morgan Securities LLC ................................................ 165,659 (165,659) —
State Street Bank & Trust Co. ............................................. 85,052 (85,052) —
$ 1,297,063 $ (1,297,063) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
26
depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent — class specific . For the six months ended June 30, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2021, the class specific transfer agent fees borne directly by Class I were $54,168.
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the
1940 Act ("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2021, the amount waived was $23.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses at 0.05% of average daily net assets. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed in the Statement of Operations. For the six months ended June 30, 2021, expense waivers and/or reimbursements were $1,775.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, the Manager waived and/
or reimbursed investment advisory fees of $11,928 and $47,082, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed, respectively, in the Statement of Operations.
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective October 26, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund's contractual caps on net expenses will terminated.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Class I ............................................................................................................. 0.27%
Class III ............................................................................................................ 0.52
Expiring December 31,
2021 2022 2023
Fund Level ..................................................................... $ 170,201 $ 182,357 $ 11,928
Class I ........................................................................ 59,383 94,842 48,857

Notes to Financial Statements
(unaudited) (continued)
27
Notes to Financial Statements
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2021, the Fund paid BIM $1,344 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2021, purchases and sales of investments, excluding short-term investments, were $3,900,323 and $4,895,520, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of December 31, 2020, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $2,817,608.
As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Purchases ............................................................................................................... $ 839,866
Sales ................................................................................................................... 880,822
Net Realized Gain .......................................................................................................... 3,106
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock International Index V.I. Fund .................................. $ 180,979,520 $ 84,531,813 $ (49,832,313) $ 34,699,500

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
28
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate (“LIBOR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into

Notes to Financial Statements
(unaudited) (continued)
29
Notes to Financial Statements
bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of
Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the
European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund's investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will be phased out by the end of
2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
(a)
Commencement of Operations.
As of June 30, 2021, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
Six Months Ended
06/30/21
Year Ended
12/31/20
Shares Amount Shares Amount
Class I
Shares sold .............................................
150,980 $ 1,592,878 364,984 $ 3,134,817
Shares issued in reinvestment of distributions ........................
— — 389,099 3,859,866
Shares redeemed .........................................
(577,033) (6,040,561) (1,309,269) (11,301,398)
Net decrease ..............................................
(426,053) $ (4,447,683) (555,186) $ (4,306,715)
Period from 02/09/21
(a)
to
06/30/21
Year Ended
12/31/20
Class III
Shares sold .............................................
4,833 $ 51,742 — —
Shares redeemed .........................................
(1) (17) — —
Net increase ...............................................
4,832 $ 51,725 — —
Total Net Decrease
(421,221) $ (4,395,958) (555,186) $ (4,306,715)
Class I .......................................................................................................... 790
Class III ......................................................................................................... 1,949

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
30
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Glossary of Terms Used in this Report
31
Glossary of Terms Used in this Report
Portfolio Abbreviations
ADR American Depositary Receipts
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget

June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Focus Growth V.I. Fund

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Large Cap Focus Growth V.I. Fund
Investment Objective
BlackRock Large Cap Focus Growth V.I. Fund’s (the “Fund”) investment objective is to seek long-term capital growth.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund underperformed its benchmark, the Russell 1000
®
Growth Index.
What factors influenced performance?
Stock selection in the industrials and consumer discretionary sectors were the largest detractors from relative performance, as was a mix positioning and selection in real estate. An overweight position in CoStar Group, Inc., a provider of analytics for commercial real estate companies, was a key detractor in industrials. The Fund’s underperformance in consumer discretionary was primarily the result of weakness in the Argentina-based e-commerce company MercadoLibre, Inc. In real estate investment trusts, an overweight in SBA Communications Corp. was a slight detractor.
Stock selection in the financials and health care sectors contributed to performance. An overweight in S&P Global, Inc. was the leading contributor in financials, while an out-of-benchmark position in Danaher Corp. was the key driver of positive results in health care.
Describe recent portfolio activity.
The Fund’s allocation to the communication services and consumer staples sectors increased, while its weighting in information technology fell due to a reduction in the software industry. The Fund’s allocation to health care was decreased as well.
Describe portfolio positioning at period end.
The Fund’s largest overweight position was in the communication services sector, followed by financials and industrials. The Fund’s most notable underweights were in health care consumer staples and information technology.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance Summary for the Period Ended June 30, 2021
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c )
................................................................ 11.77% 38.39% 25.41% 17.70%
Class III
(b)( c )
............................................................... 11.61 38.06 25.10 17.41
Russell 1000
®
Growth Index
(d)
.................................................. 12.99 42.50 23.66 17.87
(a)
For a portion of the period, the Fund's investment adviser waived a portion of its fee. Without such waiver, the Fund's performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
(c)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Large Cap Growth V.I. Fund”.
(d)
An index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000
®
companies with higher price-to-book ratios and higher
forecasted growth values.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of June 30, 2021 (continued)
3
Fund Summary
BlackRock Large Cap Focus Growth V.I. Fund
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Information Technology .............................. 42%
Consumer Discretionary ............................. 19
Communication Services ............................. 17
Industrials ....................................... 8
Health Care ..................................... 6
Financials ....................................... 5
Consumer Staples ................................. 2
Materials ....................................... 1
Short-Term Securities ............................... 2
Liabilities in Excess of Other Assets ..................... (2)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
2021
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual Hypothetical
(a)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,117.70 $ 4.10 $ 1,000.00 $ 1,020.93 $ 3.91 0 .78%
Class III .................................. 1,000.00 1,116.10 5.40 1,000.00 1,019.69 5.16 1 .03
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

BlackRock Large Cap Focus Growth V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Shares
Shares Value
Common Stocks — 98.7%
Aerospace & Defense — 1.6%
TransDigm Group, Inc.
(a)
.............. 7,477 $ 4,839,787
Beverages — 1.9%
Boston Beer Co., Inc. (The), Class A
(a)
..... 5,645 5,762,416
Capital Markets — 4.8%
Morgan Stanley .................... 49,582 4,546,174
S&P Global, Inc.
(b)
.................. 24,414 10,020,726
14,566,900
Chemicals — 1.3%
Sherwin-Williams Co. (The) ............ 14,022 3,820,294
Commercial Services & Supplies — 1.9%
Copart, Inc.
(a)
..................... 42,488 5,601,193
Entertainment — 3.9%
(a)
Netflix, Inc. ....................... 10,884 5,749,038
Sea Ltd., ADR ..................... 21,505 5,905,273
11,654,311
Health Care Equipment & Supplies — 1.6%
Danaher Corp. .................... 17,895 4,802,302
Hotels, Restaurants & Leisure — 1.5%
Evolution AB
(c)
..................... 28,093 4,443,809
Industrial Conglomerates — 2.4%
Roper Technologies, Inc. .............. 15,590 7,330,418
Interactive Media & Services — 11.5%
(a)
Alphabet, Inc., Class A ............... 4,527 11,053,983
Facebook, Inc., Class A .............. 34,542 12,010,599
Match Group, Inc. .................. 34,259 5,524,264
Snap, Inc., Class A .................. 92,119 6,276,989
34,865,835
Internet & Direct Marketing Retail — 13.6%
(a)
Amazon.com, Inc. .................. 9,006 30,982,080
Etsy, Inc. ........................ 22,999 4,734,114
MercadoLibre, Inc.
(b)
................. 3,539 5,513,019
41,229,213
IT Services — 11.9%
Adyen NV
(a)(c)
..................... 1,900 4,659,429
Mastercard, Inc., Class A .............. 29,645 10,823,093
Shopify, Inc., Class A
(a)
............... 2,545 3,718,194
Visa, Inc., Class A .................. 48,795 11,409,247
Wix.com Ltd.
(a)
..................... 18,807 5,459,296
36,069,259
Life Sciences Tools & Services — 2.4%
Lonza Group AG (Registered) .......... 10,145 7,192,366
Machinery — 1.5%
Chart Industries, Inc.
(a)
............... 31,431 4,598,984
Pharmaceuticals — 1.6%
Zoetis, Inc. ....................... 26,711 4,977,862
Semiconductors & Semiconductor Equipment — 10.0%
Analog Devices, Inc. ................. 47,917 8,249,391
ASML Holding NV (Registered), NYRS .... 12,796 8,839,988
Marvell Technology, Inc. .............. 136,006 7,933,230
NVIDIA Corp. ..................... 6,428 5,143,043
30,165,652
Software — 17.3%
Adobe, Inc.
(a)
...................... 11,847 6,938,077
Fair Isaac Corp.
(a)
................... 9,311 4,680,453
Security
Shares
Shares Value
Software (continued)
Intuit, Inc. ........................ 18,007 $ 8,826,491
Microsoft Corp. .................... 84,992 23,024,333
ServiceNow, Inc.
(a)
.................. 16,467 9,049,440
52,518,794
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc. ....................... 66,361 9,088,803
Textiles, Apparel & Luxury Goods — 4.1%
LVMH Moet Hennessy Louis Vuitton SE .... 4,975 3,913,619
NIKE, Inc., Class B ................. 55,325 8,547,159
12,460,778
Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc.
(a)
.................. 19,736 2,858,365
Total Common Stocks — 98.7%
(Cost: $182,159,295) ............................. 298,847,341
Preferred Stocks — 1.0%
Media — 1.0%
Bytedance Ltd. Series E-1 (Acquired 11/11/20,
cost $1,974,965)
(d)(e)
............... 18,024 3,057,502
Total Preferred Stocks — 1.0%
(Cost: $1,974,965) .............................. 3,057,502
Total Long-Term Investments — 99.7%
(Cost: $184,134,260) ............................. 301,904,843
Short-Term Securities — 2.4%
Money Market Funds — 2.4%
(f)(g)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 1,341,538 1,341,538
SL Liquidity Series, LLC, Money Market Series,
0.13%
(h)
....................... 5,989,330 5,991,127
Total Money Market Funds — 2.4%
(Cost: $7,332,665) .............................. 7,332,665
Par (000)
Pa r (000)
Time Deposits — 0.0%
Brown Brothers Harriman & Co.,
(0.44)%, 07/01/21 ................ AUD —
(i)
246
Hong Kong & Shanghai Bank, 0.00%, 07/02/21 HKD 1 74
Total Time Deposits — 0.0%
(Cost: $320) ................................... 320
Total Short-Term Securities — 2.4%
(Cost: $7,332,985) .............................. 7,332,985
Total Investments — 102.1%
(Cost: $191,467,245 ) ............................. 309,237,828
Liabilities in Excess of Other Assets — (2.1)% ............ (6,234,337)
Net Assets — 100.0% .............................. $ 303,003,491

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Large Cap Focus Growth V.I. Fund
6
Schedule of Investments
(unaudited) (continued)
June 30, 2021
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,057,502, representing 1.01% of its net assets as of period end, and an original cost of $1,974,965.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(i)
Rounds to less than 1,000.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,458,115 $ — $ (1,116,577) $ — $ — $ 1,341,538 1,341,538 $ 94 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 4,233,421 1,757,933 — (227) — 5,991,127 5,989,330 7,082
(b)
—
$ (227) $ — $ 7,332,665 $ 7,176 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Large Cap Focus Growth V.I. Fund
Schedule of Investments
7
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 4,839,787 $ — $ — $ 4,839,787
Beverages ........................................... 5,762,416 — — 5,762,416
Capital Markets ........................................ 14,566,900 — — 14,566,900
Chemicals ............................................ 3,820,294 — — 3,820,294
Commercial Services & Supplies ............................. 5,601,193 — — 5,601,193
Entertainment ......................................... 11,654,311 — — 11,654,311
Health Care Equipment & Supplies ........................... 4,802,302 — — 4,802,302
Hotels, Restaurants & Leisure .............................. — 4,443,809 — 4,443,809
Industrial Conglomerates .................................. 7,330,418 — — 7,330,418
Interactive Media & Services ............................... 34,865,835 — — 34,865,835
Internet & Direct Marketing Retail ............................ 41,229,213 — — 41,229,213
IT Services ........................................... 31,409,830 4,659,429 — 36,069,259
Life Sciences Tools & Services .............................. — 7,192,366 — 7,192,366
Machinery ............................................ 4,598,984 — — 4,598,984
Pharmaceuticals ....................................... 4,977,862 — — 4,977,862
Semiconductors & Semiconductor Equipment .................... 30,165,652 — — 30,165,652
Software ............................................. 52,518,794 — — 52,518,794
Technology Hardware, Storage & Peripherals .................... 9,088,803 — — 9,088,803
Textiles, Apparel & Luxury Goods ............................ 8,547,159 3,913,619 — 12,460,778
Wireless Telecommunication Services ......................... 2,858,365 — — 2,858,365
Preferred Stocks ......................................... — — 3,057,502 3,057,502
Short-Term Securities:
Money Market Funds ...................................... 1,341,538 — — 1,341,538
Time Deposits .......................................... — 320 — 320
$ 279,979,656 $ 20,209,543 $ 3,057,502 $ 303,246,701
Investments valued at NAV
(a)
...................................... 5,991,127
$ —
$ 309,237,828
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Large Cap Focus Growth V.I. Fund
8
Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Stocks
Investments:
Assets:
Opening balance, as of December 31, 2020 ............................................................................................. $ 1,974,889
Transfers into level 3 ........................................................................................................... —
Transfers out of level 3 .......................................................................................................... —
Accrued discounts/premiums ....................................................................................................... —
Net realized gain .............................................................................................................. —
Net change in unrealized appreciation
(a)(b)
.............................................................................................. 1,082,613
Purchases ................................................................................................................... —
Sales ...................................................................................................................... —
Closing balance, as of June 30, 2021 .................................................................................................
$ 3,057,502
Net change in unrealized appreciation on investments still held at June 30, 2021
(b)
....................................................................
$ 1,082,613
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Preferred Stocks ...................................... $ 3,057,502 Income Discount Rate 27%
Market Revenue Multiple 7.47x
$ 3,057,502
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Statement of Assets and Liabilities
(unaudited)

June 30, 2021
9
Financial Statements
BlackRock
Large Cap
Focus Growth
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................................... $ 301,905,163
Investments, at value — affiliated
(c)
............................................................................................. 7,332,665
Cash ................................................................................................................. 127
Receivables: –
Investments sold ........................................................................................................ 2,637,274
Securities lending income — affiliated .......................................................................................... 1,274
Capital shares sold ....................................................................................................... 31,352
Dividends — affiliated ..................................................................................................... 6
Dividends — unaffiliated ................................................................................................... 23,196
Prepaid expenses ......................................................................................................... 1,369
Total assets .............................................................................................................
311,932,426
LIABILITIES
Collateral on securities loaned, at value ........................................................................................... 5,996,412
Payables: –
Investments purchased .................................................................................................... 2,330,292
Capital shares redeemed ................................................................................................... 149,002
Distribution fees ......................................................................................................... 29,985
Investment advisory fees .................................................................................................. 155,700
Directors' and Officer's fees ................................................................................................. 844
Other affiliate fees ....................................................................................................... 639
Transfer agent fees ...................................................................................................... 153,993
Other accrued expenses ................................................................................................... 112,068
Total liabilities ............................................................................................................
8,928,935
NET ASSETS ............................................................................................................
$ 303,003,491
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 147,956,555
Accumulated earnings ...................................................................................................... 155,046,936
NET ASSETS ............................................................................................................
$ 303,003,491
(a)
  Investments, at cost — unaffiliated ............................................................................................ $ 184,134,580
(b)
  Securities loaned, at value .................................................................................................. $ 5,785,298
(c)
  Investments, at cost — affiliated .............................................................................................. $ 7,332,665
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
10
See notes to financial statements.
BlackRock
Large Cap
Fo cus Growth
V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 147,017,816
Shares outstanding .................................................................................................
6,096,262
Net asset value ....................................................................................................
$ 24.12
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 155,985,675
Shares outstanding .................................................................................................
6,623,462
Net asset value ....................................................................................................
$ 23.55
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2021
11
Financial Statements
See notes to financial statements.
BlackRock Large
Cap Focus Growth
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 94
Dividends — unaffiliated ............................................................................................... 591,275
Securities lending income — affiliated — net ................................................................................. 7,082
Foreign taxes withheld ................................................................................................ (6,242)
Total investment income .................................................................................................
592,209
EXPENSES
Investment advisory .................................................................................................. 918,944
Transfer agent — class specific .......................................................................................... 288,131
Distribution — class specific ............................................................................................ 180,910
Professional ....................................................................................................... 34,883
Accounting services .................................................................................................. 27,276
Directors and Officer ................................................................................................. 4,613
Transfer agent ...................................................................................................... 2,526
Custodian ......................................................................................................... 1,050
Miscellaneous ...................................................................................................... 11,655
Total expenses .......................................................................................................
1,469,988
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (253)
Transfer agent fees reimbursed — class specific ............................................................................... (188,904)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,280,831
Net investment loss ....................................................................................................
(688,622)
REALIZED AND UNREALIZED GAIN (LOSS) $ 32,653,549
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. (227)
Investments — unaffiliated ........................................................................................... 27,524,192
Foreign currency transactions ......................................................................................... (9,771)
A
27,514,194
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 5,139,425
Foreign currency translations .......................................................................................... (70)
A
5,139,355
Net realized and unrealized gain ...........................................................................................
32,653,549
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 31,964,927

Statements of Changes in Net Assets

2021
BlackRock Semi-Annual Report to Shareholders
12
See notes to financial statements.
BlackRock Large Cap Focus Growth V.I.
Fund
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ (688,622) $ (1,080,072)
Net realized gain (loss) .............................................................................. 27,514,194 24,710,987
Net change in unrealized appre ciation (depreciation) .......................................................... 5,139,355 60,567,782
Net increase in net assets resulting from operations .............................................................
31,964,927 84,198,697
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ — (7,736,174)
  Class III ....................................................................................... — (8,015,898)
Decrease in net assets resulting from distributions to shareholders ...................................................
— (15,752,072)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
(15,562,161) 19,654,764
NET ASSETS
Total increase in net assets ............................................................................. 16,402,766 88,101,389
Beginning of period .................................................................................. 286,600,725 198,499,336
End of period ......................................................................................
$ 303,003,491 $ 286,600,725
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
BlackRock Large Cap Focus Growth V.I. Fund
Class I
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 21.58 $ 15.91 $ 13.32 $ 14.51 $ 13.35 $ 13.59
Net investment inc ome (loss)
(a)
...................
(0.04) (0.06) (0.04) (0.04) 0.02 0.09
Net realized and unrealized gain (loss) .............
2.58 6.97 4.36 0.49 3.92 0.99
Net increase from investment operations ..............
2.54 6.91 4.32 0.45 3.94 1.08
Distributions
(b)
– – – – – –
From net investment income ....................
— — — — (0.01) (0.10)
From net realized gain .........................
— (1.24) (1.73) (1.64) (2.77) (1.22)
Total distributions .............................
— (1.24) (1.73) (1.64) (2.78) (1.32)
Net asset value, end of period ....................
$ 24.12 $ 21.58 $ 15.91 $ 13.32 $ 14.51 $ 13.35
Total Return
(c)
11.77% 43.74% 32.70% 3.01% 29.56% —
Based on net asset value ........................
11.77%
(d)
43.74% 32.70% 3.01% 29.56% 7.89%
Ratios to Average Net Assets
(e)
Total expenses ...............................
0.91%
(f)
0.91% 0.95% 0.96% 1.01% 0.96%
Total expenses after fees waived and/or reimbursed ......
0.78%
(f)
0.78% 0.81% 0.82% 0.89% 0.84%
Net investment income (loss) .....................
(0.36)%
(f)
(0.35)% (0.27)% (0.23)% 0.10% 0.68%
Supplemental Data
Net assets, end of period (000) ....................
$ 147,018 $ 139,807 $ 106,238 $ 91,380 $ 100,308 $ 87,346
Portfolio turnover rate ..........................
25% 54% 58% 63% 95% 37%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... —% —% —% 0.01% 0.01% 0.01%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
14
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
BlackRock Large Cap Focus Growth V.I. Fund
Class III
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 21.10 $ 15.61 $ 13.13 $ 14.36 $ 13.24 $ 13.50
Net investment income (loss)
(a)
...................
(0.07) (0.11) (0.08) (0.08) (0.02) 0.06
Net realized and unrealized gain (loss) .............
2.52 6.84 4.29 0.49 3.88 0.96
Net increase from investment operations ..............
2.45 6.73 4.21 0.41 3.86 1.02
Distributions
(b)
– – – – – –
From net investment income ....................
— — — — (0.00)
(c)
(0.06)
From net realized gain .........................
— (1.24) (1.73) (1.64) (2.74) (1.22)
Total distributions .............................
— (1.24) (1.73) (1.64) (2.74) (1.28)
Net asset value, end of period ....................
$ 23.55 $ 21.10 $ 15.61 $ 13.13 $ 14.36 $ 13.24
Total Return
(d)
11.61% 43.43% 32.33% 2.77% 29.23% —
Based on net asset value ........................
11.61%
(e)
43.43% 32.33% 2.77% 29.23% 7.54%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.16%
(g)
1.16% 1.20% 1.22% 1.28% 1.22%
Total expenses after fees waived and/or reimbursed ......
1.03%
(g)
1.03% 1.06% 1.07% 1.14% 1.09%
Net investment income (loss) .....................
(0.61)%
(g)
(0.60)% (0.52)% (0.48)% (0.16)% 0.42%
Supplemental Data
Net assets, end of period (000) ....................
$ 155,986 $ 146,794 $ 92,261 $ 70,685 $ 54,820 $ 39,346
Portfolio turnover rate ..........................
25% 54% 58% 63% 95% 37%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... —% —% —% 0.01% 0.01% 0.01%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
15
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Large Cap
Focus Growth V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
16
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
18
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the six months ended June 30, 2021, the Fund reimbursed the Manager $1,104 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2021, the class specific distribution fees borne directly by Class III were $180,910.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company , as defined in the 1940 Act
("Independent Directors") , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2021, the amount waived was $253 .
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Barclays Capital, Inc. ................................................... $ 328,360 $ (328,360) $ —
Citigroup Global Markets, Inc. ............................................. 5,456,938 (5,456,938) —
$ 5,785,298 $ (5,785,298) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.65%
$1 Billion - $3 Billion ..................................................................................................... 0.61
$3 Billion - $5 Billion ..................................................................................................... 0.59
$5 Billion - $10 Billion .................................................................................................... 0.57
Greater than $10 Billion .................................................................................................. 0.55
Class I .......................................................................................................... $ 140,573
Class III ......................................................................................................... 147,558
$ 288,131

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontin ue the contractual expense limitation s through June 30, 202 3 , unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securitie s of the Fund. These amounts are included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the six months ended June 30, 2021 , class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2021, the Fund paid BIM $1,424 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency
Class I ................................................................................................................
0.07%
Class III ...............................................................................................................
0.07
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock Large Cap Focus Growth V.I. Fund
Class I ........................................................................................................ $ 92,137
Class III ....................................................................................................... 96,767
$ 188,904
Class I ............................................................................................................. 1.25%
Class III ............................................................................................................ 1.50

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
20
purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended June 30, 2021, purchases and sales of investments, excluding short-term investments, were $70,194,295 and $85,670,106, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate (“LIBOR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Large Cap Focus Growth V.I. Fund .............................. $ 191,486,175 $ 118,178,691 $ (427,038) $ 117,751,653

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR.
The ultimate effect of the LIBOR transition process on the Fund is uncertain.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/21
Year Ended
12/31/20
Shares Amount Shares Amount
Class I
Shares sold .............................................
180,089 $ 3,993,819 427,437 $ 7,646,247
Shares issued in reinvestment of distributions ........................
— — 369,088 7,736,174
Shares redeemed .........................................
(562,355) (12,445,267) (995,847) (18,083,146)
Net decrease ..............................................
(382,266) $ (8,451,448) (199,322) $ (2,700,725)
Class III
Shares sold .............................................
629,485 $ 13,675,691 2,994,341 $ 56,657,540
Shares issued in reinvestment of distributions ........................
— — 390,117 8,015,898
Shares redeemed .........................................
(963,063) (20,786,404) (2,336,141) (42,317,949)
Net increase (decrease) .......................................
(333,578) $ (7,110,713) 1,048,317 $ 22,355,489
Total Net Increase (Decrease)
(715,844) $ (15,562,161) 848,995 $ 19,654,764

Glossary of Terms Used in this Report
2021
BlackRock Semi-Annual Report to Shareholders
22
Currency Abbreviations
AUD Australian Dollar
HKD Hong Kong Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
NYRS New York Registered Shares
S&P Standard & Poor's

June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Managed Volatility V.I. Fund

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Managed Volatility V.I. Fund
Investment Objective
BlackRock Managed Volatility V.I. Fund’s (the “Fund”) investment objective is to seek a level of current income and degree of stability of principal not normally available from an investment solely in equity securities, as well as the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund underperformed its blended benchmark (50% MSCI All Country World Index/50% FTSE WGBI (hedged into USD).
For the same period, the Fund performed in line with its performance benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index.
What factors influenced performance?
Long positions in global equities, which were held across both the Fund’s discretionary and systematic investment processes, made the largest contribution to performance.
Relative value positioning in equities also contributed, with discretionary overweights in European equities versus other developed markets, systematic longs in French and
U.S. equities, and positioning in Taiwan all adding to performance. Pro-cyclical positioning further helped returns in equities. In fixed income, short positions in developed market bonds boosted results early in the period.
Relative value positioning in global fixed income was the primary detractor. A long position in Australian bonds versus German bonds hurt Fund performance. Additional losses came from relative value views in emerging market bonds, including a long position in Mexico versus Brazil. However, some of this underperformance was recovered later in the period. A short position in Thai bonds further weighed on Fund returns, as did a short in the U.S. dollar against a mix of the euro, Japanese yen, Canadian dollar and Australian dollar.
The Fund used derivatives as an efficient means to take active views on interest rates, equity indexes, and currencies. During the period, the use of derivatives instead of physical instruments had a negative impact on Fund performance.
The Fund held a relatively high allocation to cash as a result of its derivatives use. Derivative securities do not require large amounts of cash to gain desired exposures, leaving cash left over. Including its derivative securities, physical securities and cash holdings, the Fund is fully exposed and equitized. The cash position did not have any material impact on Fund performance.
Describe recent portfolio activity.
The Fund maintained its high-level asset class exposures (net long equities, net short bonds, and net short U.S. dollar) throughout the period, but positioning within each category evolved.
The Fund entered 2021 positioned net long in equities, net short in bonds, and net short in the U.S. dollar. At the turn of the year, the investment adviser’s expectation was that economic activity would accelerate as vaccination rates picked up and economies reopened. This view broadly played out during the first half of the year, benefiting the net long equity stance. The investment adviser subsequently reduced the extent of this position in the February to April 2021 period. The Fund also held directional short positions across a mix of developed bond markets, and it started trimming the positions in mid-April. Equity industry allocations were also tied to the investment adviser’s pro-cyclical view, with overweights in energy and financials versus health care, technology and utilities. This aspect of the Fund’s positioning contributed to performance.
In terms of the relative value strategy, the Fund began 2021 with a set of positions designed to capitalize on reflation: long Europe and the United Kingdom, short Singapore and South Korea, and roughly flat U.S. equities. These positions benefited from the cyclical upswing in Eurozone growth, as the combination of easing of COVID-19 restrictions and targeted policy measures boosted French, Italian and Spanish equities. Meanwhile, shorts in Asia performed positively as Chinese growth slowed modestly and localized coronavirus outbreaks pressured sentiment and economic activity.
As the period progressed, the Fund largely rotated out of these positions and into more idiosyncratic country exposures that were driven by divergences in growth and pricing.
The Fund shifted to longs in Japan and the emerging markets, as early growth indicators and pricing looked attractive. It also moved net short in Australia and European equities on the opposite growth and pricing picture. A key exception here was in Italy, where the Fund was long at the end of June based on a mix of growth and policy insights.
In bonds, the most notable positioning shifts concerned the evolution of the portfolio’s long in Europe against other developed markets. The Fund was positioned materially short in German bonds throughout the period as growth, inflation, policy and pricing insights all indicated that negative yields and a flat yield curve in the Eurozone was excessive in light of the improving macroeconomic backdrop. This short position was paired primarily against a long position in Australia, where growth and inflation were weak, as well as against smaller longs in Canada and the United Kingdom. This positioning hurt results given that Australia’s bond market underperformed its global peers while Eurozone bonds outperformed. The position subsequently recovered somewhat, and the Fund began trimming the size of its short in German bonds. By the end of the period, the Fund was positioned materially long in Australian bonds against a balanced mix of the United States, the United Kingdom, Canada and Germany based on a strong negative outlook for Australia’s growth.
The Fund made a number of notable shifts in the emerging market bond portfolio. The Fund opened the year with longs in India, South Korea and Poland based on attractive pricing and headwinds to growth and inflation from COVID-19 outbreaks. As the period progressed, these insights shifted to position the Fund long in Mexico versus Brazil and short in Thailand versus the broader emerging market universe. The long Mexico versus Brazil exposure was a significant detractor late in the period given a surprise interest rate hike from the Bank of Mexico on concerns over rising inflation. As a result, the Fund has since reduced the extent of this position. A short in Thailand also weighed on Fund returns, but the investment adviser maintained conviction in this position based on mounting inflationary pressures, attractive pricing, a deteriorating balance of payments and the nation’s weak currency.

Fund Summary
as of June 30, 2021 (continued)
3
Fund Summary
BlackRock Managed Volatility V.I. Fund
In currencies, the Fund entered 2021 short in the U.S. dollar versus a basket of developed market currencies. The Fed’s more hawkish tone following the June 2021 Federal
Open Market Committee meeting represented a potential headwind for this position, however, prompting the investment adviser to close the underweight against the global basket. The Fund maintained an underweight in the U.S. dollar versus the euro based on the upbeat outlook for the Eurozone.
Describe portfolio positioning at period end.
The Fund was positioned net long in equities, net short in bonds, and net short in the U.S. dollar. Within equities, the Fund had a preference for Japan, Italy, South Korea, the United States and several emerging markets, with short positions in Switzerland, Australia and the Netherlands, among others. In fixed income, the Fund held a material long position in Australia and several emerging markets, with shorts spread across the United States, Canada, the United Kingdom, Thailand and Germany, among others.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance Summary for the Period Ended June 30, 2021
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
................................................................ 0.08% 3.81% 2.76% 3.27%
Class III
(b)(c)
............................................................... 0.00 3.56 2.51
(d)
3.02
(d)
50% MSCI All Country World Index /50% FTSE WGBI (hedged into USD)
(e)
.................. 4.78 17.60 8.76 7.13
MSCI  All Country World Index
(f)
................................................ 12.30 39.26 14.61 9.90
FTSE WGBI (hedged into USD)
(g)
................................................ (2.36) (1.40) 2.58 3.84
ICE BofA 3-Month U.S. Treasury Bill Index
(h)
....................................... 0.03 0.09 1.17 0.63
(a)
For a portion of the period, the Fund’s investment adviser waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns. The Fund’s total returns prior to January 22, 2013 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Balanced Capital V.I. Fund”.
(c)
The Fund uses an asset allocation strategy, investing various percentages of its portfolio in three major categories: stocks, bonds and money market investments.
(d)
The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
(e)
A customized weighted index comprised of the returns of 50% MSCI All Country World Index/50% FTSE WGBI (hedged into USD).
(f)
MSCI All Country World Index comprises large and mid-capitalization developed and emerging market equities.
(g)
A market capitalization weighted bond index consisting of government bond markets of 23 countries, including the United States.
(h)
An unmanaged index that measures returns of three-month Treasury Bills. Effective June 2, 2014, the ICE BofA 3-Month U.S. Treasury Bill Index was added to the performance benchmarks against which the Fund measures its performance. On 3/1/2021 the Fund began to track the 4pm pricing variant of the Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Common Stocks ................................... 74%
U.S. Treasury Obligations ............................. 26
Preferred Stocks ................................... —
(b)
Corporate Bonds ................................... —
(b)
Warrants ........................................ —
(b)
Other Interests .................................... —
(b)
(a)
Excludes short-term securities.
(b)
Represents less than 1% of the Fund's total investments.

Disclosure of Expenses
2021
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,000.80 $ 2.93 $ 1,000.00 $ 1,021.87 $ 2.96 0.59%
Class III .................................. 1,000.00 1,000.00 4.17 1,000.00 1,020.63 4.21 0.84
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Shares
Shares Value
Common Stocks — 59.4%
Aerospace & Defense — 0.1%
Howmet Aerospace, Inc.
(a)
.............. 927 $ 31,954
MTU Aero Engines AG ................ 173 42,894
Singapore Technologies Engineering Ltd. .... 36,200 104,452
Teledyne Technologies, Inc.
(a)
............ 33 13,821
TransDigm Group, Inc.
(a)
............... 119 77,028
270,149
Air Freight & Logistics — 1.2%
CH Robinson Worldwide, Inc. ........... 2,328 218,064
Deutsche Post AG (Registered) .......... 2,181 148,536
DSV Panalpina A/S .................. 652 152,202
Expeditors International of Washington, Inc. .. 2,164 273,962
FedEx Corp. ....................... 2,039 608,295
InPost SA
(a)
........................ 3,287 65,970
United Parcel Service, Inc., Class B ....... 4,848 1,008,238
XPO Logistics, Inc.
(a)
................. 1,357 189,831
2,665,098
Airlines — 0.4%
(a)
Alaska Air Group, Inc. ................. 274 16,525
American Airlines Group, Inc. ............ 1,577 33,448
ANA Holdings, Inc. ................... 300 7,051
Delta Air Lines, Inc. .................. 8,011 346,556
Japan Airlines Co. Ltd. ................ 900 19,488
Singapore Airlines Ltd. ................ 12,400 44,716
Southwest Airlines Co. ................ 6,663 353,739
United Airlines Holdings, Inc. ............ 809 42,302
863,825
Auto Components — 0.3%
Aisin Corp. ........................ 300 12,863
Aptiv plc
(a)
......................... 84 13,216
BorgWarner, Inc. .................... 96 4,660
Bridgestone Corp. ................... 4,200 190,900
Cie Generale des Etablissements Michelin SCA 99 15,800
Continental AG ..................... 524 77,091
Denso Corp. ....................... 1,100 75,011
Faurecia SE ....................... 173 8,491
Koito Manufacturing Co. Ltd. ............ 200 12,445
Stanley Electric Co. Ltd. ............... 700 20,224
Sumitomo Electric Industries Ltd. ......... 2,400 35,448
Toyota Industries Corp. ................ 1,400 121,065
Valeo SA ......................... 303 9,139
596,353
Automobiles — 1.1%
Bayerische Motoren Werke AG .......... 263 27,882
Daimler AG (Registered) ............... 1,175 104,996
Ferrari NV ........................ 81 16,722
Ford Motor Co.
(a)
.................... 2,693 40,018
General Motors Co.
(a)
................. 996 58,933
Honda Motor Co. Ltd. ................. 5,200 167,249
Nissan Motor Co. Ltd.
(a)
................ 8,800 43,839
Stellantis NV ....................... 2,600 51,143
Subaru Corp. ...................... 6,500 128,827
Suzuki Motor Corp. .................. 300 12,714
Tesla, Inc.
(a)
........................ 2,004 1,362,119
Toyota Motor Corp. .................. 4,400 384,622
Volkswagen AG ..................... 149 48,971
2,448,035
Banks — 3.6%
ABN AMRO Bank NV, CVA
(b)
............ 1,097 13,293
Australia & New Zealand Banking Group Ltd. . 6,249 131,903
Banco Bilbao Vizcaya Argentaria SA ....... 12,712 78,852
Banco Santander SA ................. 35,017 133,942
Security
Shares
Shares Value
Banks (continued)
Bank of America Corp. ................ 23,478 $ 967,998
Banque Cantonale Vaudoise (Registered) ... 458 41,155
Barclays plc ....................... 35,430 84,078
BNP Paribas SA .................... 2,400 150,623
BOC Hong Kong Holdings Ltd. ........... 8,000 27,115
CaixaBank SA ...................... 8,373 25,778
Citigroup, Inc. ...................... 6,727 475,935
Citizens Financial Group, Inc. ........... 1,643 75,364
Comerica, Inc. ...................... 328 23,400
Commerzbank AG
(a)
.................. 939 6,668
Commonwealth Bank of Australia ......... 3,826 286,501
Credit Agricole SA ................... 2,332 32,694
Danske Bank A/S .................... 1,819 32,034
DBS Group Holdings Ltd. .............. 3,500 77,866
Erste Group Bank AG ................. 521 19,153
Fifth Third Bancorp .................. 2,394 91,523
First Republic Bank .................. 717 134,201
Hang Seng Bank Ltd. ................. 1,800 35,906
HSBC Holdings plc .................. 44,248 255,378
Huntington Bancshares, Inc. ............ 4,869 69,481
ING Groep NV ...................... 7,747 102,836
Intesa Sanpaolo SpA ................. 32,020 88,578
Japan Post Bank Co. Ltd. .............. 6,500 54,667
JPMorgan Chase & Co. ............... 9,161 1,424,902
KBC Group NV ..................... 562 42,909
KeyCorp .......................... 4,042 83,467
M&T Bank Corp. .................... 530 77,014
Mitsubishi UFJ Financial Group, Inc. ....... 32,000 172,360
Mizuho Financial Group, Inc. ............ 7,650 109,644
National Australia Bank Ltd. ............. 7,671 150,803
Natwest Group plc ................... 9,780 27,524
Nordea Bank Abp ................... 8,146 90,713
Oversea-Chinese Banking Corp. Ltd. ...... 6,500 57,926
People's United Financial, Inc. ........... 932 15,975
Raiffeisen Bank International AG ......... 452 10,260
Regions Financial Corp. ............... 3,106 62,679
Resona Holdings, Inc. ................ 4,800 18,507
Skandinaviska Enskilda Banken AB, Class A . 4,871 62,963
Societe Generale SA ................. 1,378 40,763
Standard Chartered plc ................ 5,978 38,150
Sumitomo Mitsui Financial Group, Inc. ...... 4,100 141,335
Sumitomo Mitsui Trust Holdings, Inc. ....... 900 28,710
SVB Financial Group
(a)
................ 190 105,722
Svenska Handelsbanken AB, Class A ...... 4,594 51,857
Swedbank AB, Class A ................ 2,113 39,338
Truist Financial Corp. ................. 5,346 296,703
UniCredit SpA ...................... 2,857 33,777
United Overseas Bank Ltd. ............. 2,300 44,292
US Bancorp ....................... 5,241 298,580
Wells Fargo & Co. ................... 13,903 629,667
Westpac Banking Corp. ............... 7,999 154,795
Zions Bancorp NA ................... 380 20,087
7,848,344
Beverages — 0.4%
Anheuser-Busch InBev SA/NV ........... 966 69,638
Coca-Cola Co. (The) ................. 6,428 347,819
Coca-Cola Europacific Partners plc ........ 222 13,169
Diageo plc ........................ 4,109 196,938
PepsiCo, Inc. ...................... 1,929 285,820
913,384
Biotechnology — 0.7%
AbbVie, Inc. ....................... 4,305 484,915
Alexion Pharmaceuticals, Inc.
(a)
.......... 325 59,706
Amgen, Inc. ....................... 1,355 330,281

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Biotechnology (continued)
Argenx SE
(a)
....................... 46 $ 13,879
Biogen, Inc.
(a)
...................... 308 106,651
CSL Ltd. .......................... 847 181,147
Genmab A/S
(a)
...................... 54 22,126
Gilead Sciences, Inc. ................. 2,815 193,841
Regeneron Pharmaceuticals, Inc.
(a)
........ 192 107,240
Vertex Pharmaceuticals, Inc.
(a)
........... 453 91,338
1,591,124
Building Products — 0.6%
Allegion plc ........................ 312 43,462
Assa Abloy AB, Class B ............... 1,978 59,632
Carrier Global Corp. .................. 3,153 153,236
Cie de Saint-Gobain .................. 1,125 74,245
Daikin Industries Ltd. ................. 800 149,080
Fortune Brands Home & Security, Inc. ...... 111 11,057
Geberit AG (Registered) ............... 150 112,676
Johnson Controls International plc ........ 3,293 225,998
Kingspan Group plc .................. 430 40,641
Lennox International, Inc. .............. 137 48,060
Masco Corp. ....................... 1,020 60,088
Nibe Industrier AB, Class B ............. 838 8,830
Trane Technologies plc ................ 1,208 222,441
1,209,446
Capital Markets — 1.7%
3i Group plc ....................... 1,913 31,046
Ameriprise Financial, Inc. .............. 402 100,050
Amundi SA
(b)
....................... 104 9,173
ASX Ltd. ......................... 272 15,856
Bank of New York Mellon Corp. (The) ...... 2,358 120,800
Cboe Global Markets, Inc. .............. 267 31,786
Charles Schwab Corp. (The) ............ 4,004 291,531
CME Group, Inc. .................... 1,055 224,377
Credit Suisse Group AG (Registered) ...... 5,883 61,583
Daiwa Securities Group, Inc. ............ 3,400 18,678
Deutsche Bank AG (Registered)
(a)
......... 3,496 45,580
Deutsche Boerse AG ................. 526 91,811
EQT AB .......................... 401 14,567
Franklin Resources, Inc. ............... 517 16,539
Futu Holdings Ltd., ADR
(a)
.............. 60 10,745
Goldman Sachs Group, Inc. (The) ........ 929 352,583
Hargreaves Lansdown plc .............. 773 17,009
Hong Kong Exchanges & Clearing Ltd. ..... 2,100 125,013
Intercontinental Exchange, Inc. .......... 1,961 232,771
Invesco Ltd. ....................... 413 11,040
Japan Exchange Group, Inc. ............ 1,000 22,276
Julius Baer Group Ltd. ................ 522 34,094
London Stock Exchange Group plc ........ 749 82,772
Macquarie Group Ltd. ................. 824 96,541
MarketAxess Holdings, Inc. ............. 102 47,286
Moody's Corp. ...................... 479 173,575
Morgan Stanley ..................... 4,168 382,164
MSCI, Inc. ........................ 232 123,675
Nasdaq, Inc. ....................... 301 52,916
Nomura Holdings, Inc. ................ 6,100 31,046
Northern Trust Corp. .................. 558 64,516
Partners Group Holding AG ............. 48 72,765
Raymond James Financial, Inc. .......... 228 29,617
S&P Global, Inc. .................... 921 378,024
Schroders plc ...................... 189 9,192
Standard Life Aberdeen plc ............. 3,688 13,836
State Street Corp. ................... 927 76,274
T. Rowe Price Group, Inc. .............. 612 121,158
Security
Shares
Shares Value
Capital Markets (continued)
UBS Group AG (Registered) ............ 9,609 $ 147,183
3,781,448
Chemicals — 1.2%
Air Liquide SA ...................... 1,401 245,665
Air Products & Chemicals, Inc. ........... 409 117,661
Akzo Nobel NV ..................... 180 22,288
Asahi Kasei Corp. ................... 1,400 15,388
BASF SE ......................... 2,924 230,820
Chr Hansen Holding A/S ............... 440 39,711
Corteva, Inc. ....................... 539 23,905
Covestro AG
(b)
...................... 407 26,316
Dow, Inc. ......................... 1,777 112,449
DuPont de Nemours, Inc. .............. 1,196 92,582
Ecolab, Inc. ....................... 712 146,651
Givaudan SA (Registered) .............. 41 190,864
International Flavors & Fragrances, Inc. ..... 882 131,771
Koninklijke DSM NV .................. 556 103,935
Linde plc ......................... 1,481 428,157
LyondellBasell Industries NV, Class A ...... 490 50,406
Nippon Paint Holdings Co. Ltd. ........... 1,500 20,292
Nippon Sanso Holdings Corp. ........... 1,200 24,634
Novozymes A/S, Class B ............... 534 40,290
PPG Industries, Inc. .................. 550 93,373
Sherwin-Williams Co. (The) ............. 485 132,138
Shin-Etsu Chemical Co. Ltd. ............ 1,000 167,261
Sika AG (Registered) ................. 365 119,588
Solvay SA ......................... 299 38,058
Umicore SA ....................... 491 30,038
2,644,241
Commercial Services & Supplies — 0.5%
Brambles Ltd. ...................... 9,494 81,477
Cintas Corp. ....................... 444 169,608
Copart, Inc.
(a)
...................... 745 98,213
Rentokil Initial plc .................... 9,779 66,978
Republic Services, Inc. ................ 1,025 112,760
Rollins, Inc. ........................ 2,368 80,986
Secom Co. Ltd. ..................... 100 7,622
Securitas AB, Class B ................. 3,384 53,457
Waste Connections, Inc. ............... 916 109,398
Waste Management, Inc. ............... 1,777 248,976
1,029,475
Construction & Engineering — 0.1%
Ferrovial SA ....................... 4,215 123,872
Quanta Services, Inc. ................. 342 30,975
Vinci SA .......................... 898 95,994
250,841
Construction Materials — 0.1%
CRH plc .......................... 1,908 96,490
HeidelbergCement AG ................ 764 65,595
Holcim Ltd.
(a)
....................... 1,481 89,020
James Hardie Industries plc, CDI ......... 1,194 40,515
291,620
Consumer Finance — 0.3%
American Express Co. ................ 1,879 310,467
Capital One Financial Corp. ............. 1,182 182,844
Discover Financial Services ............. 711 84,104
Synchrony Financial .................. 1,245 60,407
637,822
Containers & Packaging — 0.3%
Avery Dennison Corp. ................. 379 79,681
Ball Corp. ......................... 2,156 174,679

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Containers & Packaging (continued)
Crown Holdings, Inc. ................. 930 $ 95,055
International Paper Co. ................ 1,832 112,320
Packaging Corp. of America ............ 550 74,481
Sealed Air Corp. .................... 573 33,950
Smurfit Kappa Group plc ............... 492 26,757
WestRock Co. ...................... 2,912 154,977
751,900
Distributors — 0.2%
Genuine Parts Co. ................... 2,033 257,114
LKQ Corp.
(a)
....................... 2,177 107,152
Pool Corp. ........................ 181 83,017
447,283
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B
(a)
....... 5,789 1,608,879
Equitable Holdings, Inc. ............... 338 10,292
EXOR NV ......................... 48 3,852
Groupe Bruxelles Lambert SA ........... 553 61,920
Investor AB, Class B .................. 4,854 111,887
L E Lundbergforetagen AB, Class B ....... 314 20,266
M&G plc .......................... 4,623 14,645
Mitsubishi HC Capital, Inc. .............. 800 4,290
ORIX Corp. ........................ 3,000 50,705
Sofina SA ......................... 22 9,505
1,896,241
Diversified Telecommunication Services — 0.6%
AT&T, Inc. ......................... 15,079 433,974
BT Group plc
(a)
..................... 15,438 41,487
Cellnex Telecom SA
(b)
................. 699 44,583
Deutsche Telekom AG (Registered) ....... 6,371 134,747
Nippon Telegraph & Telephone Corp. ...... 2,500 65,363
Orange SA ........................ 3,211 36,646
Singapore Telecommunications Ltd. ....... 18,700 31,846
Swisscom AG (Registered) ............. 83 47,425
Telefonica SA ...................... 9,487 44,280
Telia Co. AB ....................... 5,042 22,394
Telstra Corp. Ltd. .................... 2,758 7,779
Verizon Communications, Inc. ........... 8,328 466,618
1,377,142
Electric Utilities — 1.4%
AusNet Services Ltd. ................. 29,254 38,342
Edison International .................. 5,003 289,274
Electricite de France SA ............... 2,835 38,743
Elia Group SA/NV ................... 436 46,023
Endesa SA ........................ 4,103 99,604
Enel SpA ......................... 26,415 245,471
Eversource Energy .................. 3,056 245,213
Exelon Corp. ....................... 9,225 408,760
Fortum OYJ ....................... 3,969 109,491
Iberdrola SA ....................... 25,338 308,988
Mercury NZ Ltd. ..................... 5,616 26,173
NextEra Energy, Inc. ................. 11,358 832,314
Orsted A/S
(b)
....................... 708 99,376
SSE plc .......................... 4,363 90,614
Terna SpA ........................ 12,696 94,683
Verbund AG ....................... 508 46,797
3,019,866
Electrical Equipment — 0.4%
ABB Ltd. (Registered) ................. 2,747 93,328
Eaton Corp. plc ..................... 631 93,502
Emerson Electric Co. ................. 1,268 122,032
Legrand SA ....................... 679 71,963
Mitsubishi Electric Corp. ............... 5,500 79,845
Security
Shares
Shares Value
Electrical Equipment (continued)
Nidec Corp. ....................... 1,000 $ 114,990
Prysmian SpA ...................... 597 21,424
Rockwell Automation, Inc. .............. 34 9,725
Schneider Electric SE ................. 1,099 173,251
Siemens Energy AG
(a)
................. 1,730 52,113
Siemens Gamesa Renewable Energy SA
(a)
.. 536 17,920
Vestas Wind Systems A/S .............. 3,050 119,170
969,263
Electronic Equipment, Instruments & Components — 0.3%
Halma plc ......................... 316 11,773
Hamamatsu Photonics KK .............. 1,100 66,263
Hexagon AB, Class B ................. 2,261 33,500
Keyence Corp. ..................... 400 201,449
Kyocera Corp. ...................... 1,500 92,671
Murata Manufacturing Co. Ltd. ........... 300 22,852
Omron Corp. ....................... 1,000 79,177
TDK Corp. ........................ 100 12,105
TE Connectivity Ltd. .................. 395 53,408
573,198
Energy Equipment & Services — 0.0%
NOV, Inc.
(a)
........................ 798 12,225
Entertainment — 1.0%
Activision Blizzard, Inc. ................ 2,279 217,508
Bollore SA ........................ 2,469 13,245
Electronic Arts, Inc. .................. 825 118,660
Live Nation Entertainment, Inc.
(a)
......... 258 22,598
Netflix, Inc.
(a)
....................... 1,194 630,683
Nexon Co. Ltd. ..................... 400 8,902
Nintendo Co. Ltd. .................... 200 115,734
Roku, Inc.
(a)
........................ 64 29,392
Take-Two Interactive Software, Inc.
(a)
....... 288 50,982
Vivendi SE ........................ 2,057 69,113
Walt Disney Co. (The)
(a)
............... 5,478 962,868
2,239,685
Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc. ....... 426 77,506
American Tower Corp. ................ 1,379 372,523
Ascendas REIT ..................... 13,200 29,007
AvalonBay Communities, Inc. ........... 443 92,450
Boston Properties, Inc. ................ 414 47,440
British Land Co. plc (The) .............. 759 5,192
CapitaLand Integrated Commercial Trust .... 19,800 30,827
Covivio .......................... 84 7,191
Crown Castle International Corp. ......... 1,334 260,263
Digital Realty Trust, Inc. ............... 874 131,502
Duke Realty Corp. ................... 1,080 51,138
Equinix, Inc. ....................... 243 195,032
Equity Residential ................... 1,102 84,854
Essex Property Trust, Inc. .............. 178 53,402
Extra Space Storage, Inc. .............. 357 58,484
Federal Realty Investment Trust .......... 147 17,224
Gecina SA ........................ 117 17,926
GLP J-Reit ........................ 5 8,623
Goodman Group .................... 3,219 50,943
GPT Group (The) .................... 3,207 11,732
Healthpeak Properties, Inc. ............. 1,743 58,024
Host Hotels & Resorts, Inc.
(a)
............ 1,574 26,900
Invitation Homes, Inc. ................. 1,101 41,056
Iron Mountain, Inc. ................... 739 31,274
Japan Metropolitan Fund Invest .......... 12 13,008
Japan Real Estate Investment Corp. ....... 2 12,283
Kimco Realty Corp. .................. 967 20,162
Klepierre SA ....................... 302 7,781

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Land Securities Group plc .............. 1,619 $ 15,110
Link REIT ......................... 5,000 48,377
Mapletree Commercial Trust ............ 5,400 8,686
Mapletree Logistics Trust .............. 8,100 12,383
Medical Properties Trust, Inc. ............ 370 7,437
Mid-America Apartment Communities, Inc. ... 330 55,579
Nippon Building Fund, Inc. .............. 3 18,692
Nippon Prologis REIT, Inc. .............. 3 9,540
Nomura Real Estate Master Fund, Inc. ..... 5 8,002
Orix JREIT, Inc. ..................... 4 7,679
Prologis, Inc. ....................... 2,293 274,082
Public Storage ...................... 495 148,841
Realty Income Corp. .................. 1,323 88,297
Regency Centers Corp. ............... 392 25,115
SBA Communications Corp. ............ 334 106,446
Scentre Group ...................... 10,526 21,540
Segro plc ......................... 1,503 22,753
Simon Property Group, Inc. ............. 946 123,434
Stockland ......................... 2,951 10,276
Sun Communities, Inc. ................ 48 8,227
UDR, Inc. ......................... 719 35,217
Unibail-Rodamco-Westfield
(a)
............ 217 18,813
Ventas, Inc. ....................... 1,145 65,379
Vicinity Centres ..................... 5,962 6,874
Vornado Realty Trust ................. 505 23,568
Welltower, Inc. ...................... 1,291 107,282
Weyerhaeuser Co. ................... 1,850 63,677
WP Carey, Inc. ..................... 242 18,058
3,173,111
Food & Staples Retailing — 1.3%
Aeon Co. Ltd. ...................... 1,900 51,005
Carrefour SA ....................... 1,884 37,076
Coles Group Ltd. .................... 3,814 48,856
Costco Wholesale Corp. ............... 2,764 1,093,632
Endeavour Group Ltd.
(a)
............... 3,277 15,458
Etablissements Franz Colruyt NV ......... 229 12,806
Jeronimo Martins SGPS SA ............. 3,636 66,309
Koninklijke Ahold Delhaize NV ........... 7,414 220,786
Kroger Co. (The) .................... 8,393 321,536
Lawson, Inc. ....................... 300 13,895
Sysco Corp. ....................... 4,984 387,506
Tsuruha Holdings, Inc. ................ 200 23,277
Walgreens Boots Alliance, Inc. ........... 6,964 366,376
Welcia Holdings Co. Ltd. ............... 100 3,270
Wm Morrison Supermarkets plc .......... 4,144 14,142
Woolworths Group Ltd. ................ 3,277 93,776
2,769,706
Food Products — 0.4%
Barry Callebaut AG (Registered) .......... 20 46,482
Danone SA ........................ 856 60,224
Kerry Group plc, Class A ............... 421 58,860
Kikkoman Corp. ..................... 300 19,784
Nestle SA (Registered) ................ 5,639 702,885
888,235
Gas Utilities — 0.2%
APA Group
(c)
....................... 11,087 73,980
Hong Kong & China Gas Co. Ltd. ......... 85,732 133,118
Naturgy Energy Group SA .............. 3,638 93,629
Osaka Gas Co. Ltd. .................. 3,400 63,440
Snam SpA ........................ 16,336 94,500
Toho Gas Co. Ltd. ................... 200 9,819
Tokyo Gas Co. Ltd. .................. 2,500 47,154
515,640
Security
Shares
Shares Value
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories .................. 3,797 $ 440,186
Alcon, Inc. ........................ 874 61,300
Align Technology, Inc.
(a)
................ 42 25,662
Ambu A/S, Class B ................... 74 2,847
Baxter International, Inc. ............... 741 59,651
Becton Dickinson and Co. .............. 452 109,922
Boston Scientific Corp.
(a)
............... 1,789 76,498
Carl Zeiss Meditec AG ................ 115 22,230
Coloplast A/S, Class B ................ 310 50,897
Danaher Corp. ..................... 1,392 373,557
DexCom, Inc.
(a)
..................... 66 28,182
Edwards Lifesciences Corp.
(a)
........... 750 77,678
Fisher & Paykel Healthcare Corp. Ltd. ...... 686 14,924
Hoya Corp. ........................ 700 92,589
IDEXX Laboratories, Inc.
(a)
.............. 77 48,629
Intuitive Surgical, Inc.
(a)
................ 185 170,133
Koninklijke Philips NV ................. 1,897 94,156
Medtronic plc ...................... 2,759 342,475
Olympus Corp. ..................... 2,200 43,760
ResMed, Inc. ...................... 92 22,680
Siemens Healthineers AG
(b)
............. 1,426 87,433
Smith & Nephew plc .................. 1,828 39,644
Sonova Holding AG (Registered) ......... 67 25,236
Stryker Corp. ...................... 511 132,722
Sysmex Corp. ...................... 200 23,727
Terumo Corp. ...................... 1,400 56,703
Zimmer Biomet Holdings, Inc. ........... 104 16,725
2,540,146
Health Care Providers & Services — 1.1%
AmerisourceBergen Corp. .............. 334 38,240
Anthem, Inc. ....................... 570 217,626
Cardinal Health, Inc. .................. 315 17,983
Centene Corp.
(a)
.................... 1,037 75,628
Cigna Corp. ....................... 867 205,540
CVS Health Corp. ................... 3,712 309,729
Fresenius Medical Care AG & Co. KGaA .... 772 64,150
Fresenius SE & Co. KGaA .............. 1,356 70,769
HCA Healthcare, Inc. ................. 698 144,305
Henry Schein, Inc.
(a)
.................. 236 17,509
Humana, Inc. ...................... 247 109,352
Laboratory Corp. of America Holdings
(a)
..... 222 61,239
McKesson Corp. .................... 391 74,775
Quest Diagnostics, Inc. ................ 295 38,931
UnitedHealth Group, Inc. ............... 2,287 915,806
Universal Health Services, Inc., Class B .... 113 16,547
2,378,129
Health Care Technology — 0.0%
M3, Inc. .......................... 700 51,001
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A
(a)
................. 783 119,909
Aramark .......................... 1,778 66,231
Booking Holdings, Inc.
(a)
............... 160 350,094
Caesars Entertainment, Inc.
(a)
........... 1,301 134,979
Carnival Corp.
(a)
..................... 6,012 158,476
Chipotle Mexican Grill, Inc.
(a)
............ 210 325,571
Compass Group plc
(a)
................. 3,598 75,802
Darden Restaurants, Inc. .............. 1,244 181,612
Domino's Pizza, Inc. .................. 375 174,934
DraftKings, Inc., Class A
(a)
.............. 1,561 81,437
Evolution AB
(b)
...................... 167 26,416
Expedia Group, Inc.
(a)
................. 760 124,420
Flutter Entertainment plc
(a)
.............. 342 62,014
Hilton Worldwide Holdings, Inc.
(a)
......... 1,529 184,428

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Las Vegas Sands Corp.
(a)
.............. 2,141 $ 112,809
Marriott International, Inc., Class A
(a)
....... 1,519 207,374
McDonald's Corp. ................... 3,925 906,636
MGM Resorts International ............. 2,618 111,658
Norwegian Cruise Line Holdings Ltd.
(a)
...... 873 25,675
Oriental Land Co. Ltd. ................ 400 56,986
Penn National Gaming, Inc.
(a)
............ 368 28,148
Royal Caribbean Cruises Ltd.
(a)
.......... 1,494 127,408
Sodexo SA
(a)
....................... 208 19,440
Starbucks Corp. ..................... 6,356 710,664
Vail Resorts, Inc.
(a)
................... 143 45,262
Wynn Resorts Ltd.
(a)
.................. 762 93,193
Yum! Brands, Inc. ................... 2,539 292,061
4,803,637
Household Durables — 0.4%
Garmin Ltd. ........................ 1,646 238,078
Leggett & Platt, Inc. .................. 263 13,626
Mohawk Industries, Inc.
(a)
.............. 598 114,930
Newell Brands, Inc. .................. 1,720 47,248
Panasonic Corp. .................... 3,400 39,149
Sony Group Corp. ................... 2,600 252,115
Whirlpool Corp. ..................... 663 144,547
849,693
Household Products — 0.4%
Colgate-Palmolive Co. ................ 329 26,764
Kimberly-Clark Corp. ................. 536 71,706
Procter & Gamble Co. (The) ............ 4,869 656,974
Reckitt Benckiser Group plc ............. 1,815 160,356
915,800
Independent Power and Renewable Electricity Producers — 0.1%
EDP Renovaveis SA .................. 1,332 30,862
Meridian Energy Ltd. ................. 7,410 27,628
Uniper SE ......................... 2,207 81,313
139,803
Industrial Conglomerates — 0.4%
3M Co. ........................... 1,092 216,904
CK Hutchison Holdings Ltd. ............. 12,500 97,310
Hitachi Ltd. ........................ 1,500 85,961
Roper Technologies, Inc. ............... 200 94,040
Siemens AG (Registered) .............. 1,479 234,834
Smiths Group plc .................... 1,038 22,861
Toshiba Corp. ...................... 600 25,920
777,830
Insurance — 2.2%
Aegon NV ......................... 1,664 6,921
Aflac, Inc. ......................... 2,919 156,634
Ageas SA ......................... 226 12,559
AIA Group Ltd. ..................... 25,200 312,621
Alleghany Corp.
(a)
.................... 44 29,351
Allianz SE (Registered) ................ 1,066 266,028
Allstate Corp. (The) .................. 1,394 181,833
American Financial Group, Inc. .......... 184 22,948
American International Group, Inc. ........ 2,403 114,383
Aon plc, Class A .................... 979 233,746
Arch Capital Group Ltd.
(a)
.............. 1,044 40,653
Arthur J Gallagher & Co. ............... 963 134,897
Assicurazioni Generali SpA ............. 1,724 34,612
Assurant, Inc. ...................... 259 40,451
Athene Holding Ltd., Class A
(a)
........... 270 18,225
Aviva plc ......................... 6,263 35,160
AXA SA .......................... 4,654 118,176
Baloise Holding AG (Registered) ......... 296 46,217
Security
Shares
Shares Value
Insurance (continued)
Brown & Brown, Inc. .................. 893 $ 47,454
Cincinnati Financial Corp. .............. 566 66,007
Dai-ichi Life Holdings, Inc. .............. 2,000 36,798
Erie Indemnity Co., Class A ............. 210 40,604
Everest Re Group Ltd. ................ 234 58,970
Globe Life, Inc. ..................... 344 32,766
Hannover Rueck SE .................. 250 41,852
Hartford Financial Services Group, Inc. (The) . 1,688 104,605
Insurance Australia Group Ltd. ........... 3,263 12,616
Japan Post Holdings Co. Ltd.
(a)
........... 8,800 72,281
Japan Post Insurance Co. Ltd. ........... 800 14,802
Legal & General Group plc ............. 12,200 43,525
Lincoln National Corp. ................ 560 35,190
Loews Corp. ....................... 1,459 79,734
Markel Corp.
(a)
...................... 27 32,041
Marsh & McLennan Cos., Inc. ........... 2,454 345,229
MetLife, Inc. ....................... 3,271 195,769
MS&AD Insurance Group Holdings, Inc. .... 1,800 52,042
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 326 89,344
NN Group NV ...................... 716 33,823
Principal Financial Group, Inc. ........... 898 56,745
Progressive Corp. (The) ............... 2,783 273,318
Prudential Financial, Inc. ............... 1,544 158,214
Prudential plc ...................... 5,541 105,422
QBE Insurance Group Ltd. ............. 1,649 13,307
Reinsurance Group of America, Inc. ....... 203 23,142
RenaissanceRe Holdings Ltd. ........... 129 19,198
Sampo OYJ, Class A ................. 1,558 71,644
SCOR SE
(a)
........................ 237 7,545
Sompo Holdings, Inc. ................. 1,000 37,038
Suncorp Group Ltd. .................. 1,987 16,542
Swiss Life Holding AG (Registered) ........ 134 65,185
Swiss Re AG ....................... 858 77,497
T&D Holdings, Inc. ................... 600 7,786
Tokio Marine Holdings, Inc. ............. 2,000 92,121
Travelers Cos., Inc. (The) .............. 1,266 189,533
Tryg A/S .......................... 1,638 40,234
Unum Group ....................... 390 11,076
Willis Towers Watson plc ............... 595 136,862
WR Berkley Corp. ................... 804 59,842
Zurich Insurance Group AG ............. 514 206,456
4,909,574
Interactive Media & Services — 3.1%
Alphabet, Inc., Class A
(a)
............... 862 2,104,823
Alphabet, Inc., Class C
(a)
............... 828 2,075,233
Facebook, Inc., Class A
(a)
.............. 6,846 2,380,423
Match Group, Inc.
(a)
.................. 126 20,317
Pinterest, Inc., Class A
(a)
............... 240 18,948
Snap, Inc., Class A
(a)
................. 533 36,319
Twitter, Inc.
(a)
....................... 2,439 167,828
Z Holdings Corp. .................... 4,600 23,020
6,826,911
Internet & Direct Marketing Retail — 2.2%
Amazon.com, Inc.
(a)
.................. 1,234 4,245,157
Chewy, Inc., Class A
(a)
................ 79 6,297
Delivery Hero SE
(a)(b)
.................. 469 61,967
eBay, Inc. ......................... 2,729 191,603
Etsy, Inc.
(a)
........................ 434 89,334
HelloFresh SE
(a)
..................... 432 41,994
Just Eat Takeaway.com NV
(a)(b)
........... 380 35,144
MercadoLibre, Inc.
(a)
.................. 25 38,945
Prosus NV
(a)
....................... 1,093 107,079
Rakuten Group, Inc. .................. 1,400 15,808

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Internet & Direct Marketing Retail (continued)
Wayfair, Inc., Class A
(a)
................ 70 $ 22,100
Zalando SE
(a)(b)
..................... 339 40,999
4,896,427
IT Services — 3.1%
Accenture plc, Class A ................ 2,241 660,624
Adyen NV
(a)(b)
...................... 46 112,807
Afterpay Ltd.
(a)
...................... 223 19,794
Akamai Technologies, Inc.
(a)
............. 627 73,108
Amadeus IT Group SA
(a)
............... 925 65,209
Atos SE .......................... 1,303 79,343
Automatic Data Processing, Inc. .......... 1,579 313,621
Broadridge Financial Solutions, Inc. ....... 357 57,666
Capgemini SE ...................... 482 92,695
Cognizant Technology Solutions Corp., Class A 1,999 138,451
Computershare Ltd. .................. 7,165 90,811
DXC Technology Co.
(a)
................ 562 21,884
Edenred .......................... 185 10,548
EPAM Systems, Inc.
(a)
................. 123 62,848
Fidelity National Information Services, Inc. ... 1,988 281,640
Fiserv, Inc.
(a)
....................... 1,805 192,936
FleetCor Technologies, Inc.
(a)
............ 323 82,707
Fujitsu Ltd. ........................ 100 18,710
Gartner, Inc.
(a)
...................... 262 63,456
Global Payments, Inc. ................ 885 165,973
GoDaddy, Inc., Class A
(a)
............... 272 23,653
International Business Machines Corp. ..... 3,179 466,010
Jack Henry & Associates, Inc. ........... 124 20,275
Mastercard, Inc., Class A ............... 2,862 1,044,888
MongoDB, Inc.
(a)
.................... 75 27,114
NTT Data Corp. ..................... 1,800 28,099
Okta, Inc.
(a)
........................ 55 13,457
Paychex, Inc. ...................... 619 66,419
PayPal Holdings, Inc.
(a)
................ 3,426 998,611
Snowflake, Inc., Class A
(a)
.............. 142 34,336
Square, Inc., Class A
(a)
................ 57 13,897
Twilio, Inc., Class A
(a)
................. 99 39,022
VeriSign, Inc.
(a)
..................... 405 92,214
Visa, Inc., Class A ................... 5,157 1,205,810
Western Union Co. (The) .............. 2,231 51,246
Wix.com Ltd.
(a)
...................... 181 52,541
Worldline SA
(a)(b)
.................... 1,139 106,730
6,889,153
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. ............ 100 6,921
Hasbro, Inc. ....................... 107 10,114
Shimano, Inc. ...................... 200 47,585
Yamaha Corp. ...................... 300 16,286
80,906
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc. .............. 333 49,221
Illumina, Inc.
(a)
...................... 298 141,017
IQVIA Holdings, Inc.
(a)
................. 267 64,699
Lonza Group AG (Registered) ........... 108 76,567
Mettler-Toledo International, Inc.
(a)
........ 24 33,248
QIAGEN NV
(a)
...................... 447 21,607
Thermo Fisher Scientific, Inc. ............ 948 478,238
Waters Corp.
(a)
..................... 25 8,640
873,237
Machinery — 1.3%
Alfa Laval AB ...................... 390 13,785
Alstom SA ........................ 91 4,598
Atlas Copco AB, Class A ............... 1,760 108,079
Atlas Copco AB, Class B ............... 1,423 74,944
Security
Shares
Shares Value
Machinery (continued)
Caterpillar, Inc. ..................... 326 $ 70,947
CNH Industrial NV ................... 2,119 35,149
Daifuku Co. Ltd. ..................... 500 45,364
Dover Corp. ....................... 534 80,420
Epiroc AB, Class B ................... 982 19,279
FANUC Corp. ...................... 600 143,879
Fortive Corp. ....................... 1,066 74,343
GEA Group AG ..................... 272 11,022
Harmonic Drive Systems, Inc. ........... 700 38,471
Hoshizaki Corp. ..................... 200 16,991
IDEX Corp. ........................ 387 85,159
Illinois Tool Works, Inc. ................ 1,207 269,837
Ingersoll Rand, Inc.
(a)
................. 1,322 64,527
Knorr-Bremse AG ................... 312 35,898
Komatsu Ltd. ...................... 4,700 116,436
Kone OYJ, Class B .................. 282 23,015
Kubota Corp. ...................... 5,600 113,286
Makita Corp. ....................... 2,500 117,718
Mitsubishi Heavy Industries Ltd. .......... 1,200 35,427
NGK Insulators Ltd. .................. 4,000 67,319
Nordson Corp. ...................... 60 13,171
NSK Ltd. ......................... 700 5,921
Otis Worldwide Corp. ................. 1,359 111,125
Parker-Hannifin Corp. ................. 353 108,410
Pentair plc ........................ 211 14,240
Rational AG ....................... 24 21,743
Sandvik AB ........................ 2,302 58,861
Schindler Holding AG ................. 32 9,793
Schindler Holding AG (Registered) ........ 218 63,790
SKF AB, Class B .................... 1,322 33,695
SMC Corp. ........................ 200 118,319
Snap-on, Inc. ...................... 136 30,387
Spirax-Sarco Engineering plc ............ 183 34,468
Stanley Black & Decker, Inc. ............ 532 109,055
Techtronic Industries Co. Ltd. ............ 6,500 113,275
THK Co. Ltd. ....................... 500 14,921
Volvo AB, Class A ................... 1,082 26,855
Volvo AB, Class B ................... 5,184 124,931
Wartsila OYJ Abp .................... 828 12,302
Xylem, Inc. ........................ 913 109,524
Yaskawa Electric Corp. ................ 400 19,534
2,820,213
Marine — 0.1%
AP Moller - Maersk A/S, Class A .......... 10 27,816
AP Moller - Maersk A/S, Class B .......... 8 23,031
Kuehne + Nagel International AG (Registered) 399 136,562
187,409
Media — 0.6%
Charter Communications, Inc., Class A
(a)
.... 381 274,872
Comcast Corp., Class A ............... 12,748 726,891
Discovery, Inc., Class C
(a)
.............. 454 13,157
Fox Corp., Class A ................... 605 22,464
Fox Corp., Class B ................... 181 6,371
Informa plc
(a)
....................... 3,335 23,177
News Corp., Class A .................. 491 12,653
News Corp., Class B ................. 380 9,253
Omnicom Group, Inc. ................. 361 28,876
Pearson plc ....................... 1,523 17,539
Publicis Groupe SA .................. 50 3,200
ViacomCBS, Inc. .................... 1,344 60,749
WPP plc .......................... 1,284 17,357
1,216,559

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Metals & Mining — 0.3%
Antofagasta plc ..................... 1,534 $ 30,505
ArcelorMittal SA ..................... 2,257 69,486
BlueScope Steel Ltd. ................. 593 9,744
Boliden AB
(a)
....................... 2,828 108,820
Evraz plc ......................... 1,126 9,238
Fortescue Metals Group Ltd. ............ 1,293 22,587
Glencore plc
(a)
...................... 11,134 47,788
Hitachi Metals Ltd. ................... 1,800 34,398
Nippon Steel Corp. ................... 1,200 20,290
Nucor Corp. ....................... 1,288 123,558
Rio Tinto Ltd. ...................... 486 46,076
Rio Tinto plc ....................... 1,806 149,153
Steel Dynamics, Inc. .................. 255 15,198
voestalpine AG ..................... 1,027 41,891
728,732
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc. ......... 893 7,930
Multiline Retail — 0.4%
Dollar General Corp. ................. 1,127 243,871
Dollar Tree, Inc.
(a)
.................... 1,237 123,081
Target Corp. ....................... 1,890 456,889
Wesfarmers Ltd. .................... 906 40,166
864,007
Multi-Utilities — 0.6%
CenterPoint Energy, Inc. ............... 2,925 71,721
Consolidated Edison, Inc. .............. 2,922 209,566
E.ON SE ......................... 12,033 139,218
Engie SA ......................... 8,064 110,578
National Grid plc .................... 14,481 184,194
Public Service Enterprise Group, Inc. ...... 5,274 315,069
Sempra Energy ..................... 1,470 194,746
Suez SA .......................... 1,939 46,131
Veolia Environnement SA .............. 2,327 70,347
1,341,570
Oil, Gas & Consumable Fuels — 2.3%
APA Corp. ........................ 862 18,645
BP plc ........................... 47,206 207,017
Cabot Oil & Gas Corp. ................ 1,110 19,381
Cheniere Energy, Inc.
(a)
................ 1,000 86,740
Chevron Corp. ...................... 7,795 816,448
ConocoPhillips ..................... 5,494 334,585
Devon Energy Corp. .................. 2,969 86,665
Diamondback Energy, Inc. .............. 435 40,842
ENEOS Holdings, Inc. ................ 7,500 31,431
Eni SpA .......................... 5,238 63,859
EOG Resources, Inc. ................. 2,278 190,076
Exxon Mobil Corp. ................... 15,350 968,278
Galp Energia SGPS SA ............... 836 9,090
Hess Corp. ........................ 1,349 117,795
Idemitsu Kosan Co. Ltd. ............... 200 4,832
Inpex Corp. ........................ 3,500 26,195
Kinder Morgan, Inc. .................. 14,664 267,325
Koninklijke Vopak NV ................. 202 9,182
Lundin Energy AB ................... 489 17,336
Marathon Oil Corp. ................... 1,888 25,715
Marathon Petroleum Corp. ............. 3,916 236,605
Neste OYJ ........................ 1,094 67,108
Occidental Petroleum Corp. ............. 4,470 139,777
Oil Search Ltd. ..................... 3,816 10,902
OMV AG ......................... 141 8,046
ONEOK, Inc. ....................... 2,994 166,586
Phillips 66 ......................... 2,847 244,330
Pioneer Natural Resources Co. .......... 853 138,630
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Repsol SA ........................ 2,944 $ 36,984
Santos Ltd. ........................ 1,728 9,178
TotalEnergies SE .................... 5,711 258,719
Valero Energy Corp. .................. 2,469 192,779
Williams Cos., Inc. (The) ............... 8,383 222,569
Woodside Petroleum Ltd. .............. 2,253 37,516
5,111,166
Paper & Forest Products — 0.1%
Mondi plc ......................... 621 16,350
Stora Enso OYJ, Class R .............. 2,288 41,781
Svenska Cellulosa AB SCA, Class B ....... 1,381 22,651
UPM-Kymmene OYJ ................. 1,189 45,013
125,795
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A ..... 47 14,950
L'Oreal SA ........................ 422 188,462
Shiseido Co. Ltd. .................... 200 14,752
Unilever plc ........................ 3,073 179,566
Unilever plc ........................ 2,443 143,000
540,730
Pharmaceuticals — 2.6%
Astellas Pharma, Inc. ................. 2,600 45,309
AstraZeneca plc .................... 2,628 315,739
Bristol-Myers Squibb Co. ............... 5,513 368,379
Catalent, Inc.
(a)
..................... 101 10,920
Chugai Pharmaceutical Co. Ltd. .......... 1,300 51,528
Daiichi Sankyo Co. Ltd. ................ 3,100 66,877
Eisai Co. Ltd. ...................... 400 39,311
Eli Lilly & Co. ...................... 1,900 436,088
GlaxoSmithKline plc .................. 11,336 222,855
Johnson & Johnson .................. 6,504 1,071,469
Merck & Co., Inc. .................... 6,584 512,038
Merck KGaA ....................... 324 62,168
Novartis AG (Registered) .............. 4,750 433,326
Novo Nordisk A/S, Class B ............. 3,604 301,686
Organon & Co.
(a)
.................... 495 14,979
Otsuka Holdings Co. Ltd. .............. 400 16,609
Perrigo Co. plc ..................... 254 11,646
Pfizer, Inc. ........................ 14,064 550,746
Roche Holding AG ................... 1,591 604,238
Sanofi ........................... 1,924 202,140
Shionogi & Co. Ltd. .................. 200 10,423
Takeda Pharmaceutical Co. Ltd. .......... 3,100 104,038
UCB SA .......................... 118 12,358
Viatris, Inc. ........................ 1,601 22,878
Zoetis, Inc. ........................ 1,033 192,510
5,680,258
Professional Services — 0.8%
Adecco Group AG (Registered) .......... 2,002 136,220
Booz Allen Hamilton Holding Corp. ........ 499 42,505
Clarivate plc
(a)
...................... 1,749 48,150
CoStar Group, Inc.
(a)
.................. 1,010 83,648
Equifax, Inc. ....................... 760 182,028
Experian plc ....................... 3,524 136,059
IHS Markit Ltd. ..................... 2,093 235,797
Intertek Group plc ................... 536 41,022
Nielsen Holdings plc .................. 829 20,451
Randstad NV ...................... 459 35,187
Recruit Holdings Co. Ltd. .............. 3,100 152,020
RELX plc ......................... 7,207 191,106
Robert Half International, Inc. ............ 459 40,837
Teleperformance .................... 53 21,523
TransUnion ........................ 300 32,943

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Professional Services (continued)
Verisk Analytics, Inc. .................. 1,193 $ 208,441
Wolters Kluwer NV ................... 2,199 221,030
1,828,967
Real Estate Management & Development — 0.3%
Aroundtown SA ..................... 2,016 15,729
CapitaLand Ltd. ..................... 13,600 37,566
CBRE Group, Inc., Class A
(a)
............ 822 70,470
City Developments Ltd. ................ 2,200 11,947
CK Asset Holdings Ltd. ................ 4,000 27,532
Daito Trust Construction Co. Ltd. ......... 100 10,910
Daiwa House Industry Co. Ltd. ........... 1,500 45,103
Deutsche Wohnen SE ................ 689 42,159
Henderson Land Development Co. Ltd. ..... 8,000 37,858
Hongkong Land Holdings Ltd. ........... 2,800 13,335
LEG Immobilien SE .................. 132 19,002
Lendlease Corp. Ltd.
(c)
................ 743 6,385
Mitsubishi Estate Co. Ltd. .............. 3,100 50,107
Mitsui Fudosan Co. Ltd. ............... 2,000 46,248
New World Development Co. Ltd. ......... 3,000 15,558
Sumitomo Realty & Development Co. Ltd. ... 700 25,035
Sun Hung Kai Properties Ltd. ............ 4,000 59,448
Swire Pacific Ltd., Class A .............. 500 3,388
Swire Properties Ltd. ................. 4,400 13,106
Swiss Prime Site AG (Registered) ......... 556 55,181
Vonovia SE ........................ 1,471 95,064
Wharf Real Estate Investment Co. Ltd. ..... 3,000 17,439
718,570
Road & Rail — 0.5%
Central Japan Railway Co. ............. 300 45,585
CSX Corp. ........................ 6,525 209,322
East Japan Railway Co. ............... 300 21,394
JB Hunt Transport Services, Inc. ......... 90 14,666
Kansas City Southern ................. 295 83,594
MTR Corp. Ltd. ..................... 18,000 100,224
Norfolk Southern Corp. ................ 731 194,015
Old Dominion Freight Line, Inc. .......... 140 35,532
Uber Technologies, Inc.
(a)
.............. 628 31,475
Union Pacific Corp. .................. 2,068 454,815
1,190,622
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc.
(a)
.......... 2,173 204,110
Analog Devices, Inc. .................. 396 68,175
Applied Materials, Inc. ................ 1,392 198,221
ASML Holding NV ................... 819 565,371
Broadcom, Inc. ..................... 923 440,123
Disco Corp. ........................ 100 30,405
Infineon Technologies AG .............. 309 12,429
Intel Corp. ........................ 8,626 484,264
KLA Corp. ......................... 315 102,126
Lam Research Corp. ................. 183 119,078
Lasertec Corp. ..................... 200 38,685
Microchip Technology, Inc. .............. 188 28,151
Micron Technology, Inc.
(a)
.............. 1,702 144,636
NVIDIA Corp. ...................... 1,439 1,151,344
NXP Semiconductors NV .............. 486 99,980
QUALCOMM, Inc. ................... 1,860 265,850
STMicroelectronics NV ................ 1,047 38,076
Teradyne, Inc. ...................... 533 71,401
Texas Instruments, Inc. ................ 1,356 260,759
Tokyo Electron Ltd. .................. 300 129,715
Xilinx, Inc. ......................... 470 67,981
4,520,880
Security
Shares
Shares Value
Software — 4.3%
Adobe, Inc.
(a)
....................... 1,309 $ 766,603
ANSYS, Inc.
(a)
...................... 279 96,830
Autodesk, Inc.
(a)
..................... 684 199,660
Cadence Design Systems, Inc.
(a)
......... 478 65,400
Check Point Software Technologies Ltd.
(a)
... 171 19,858
Citrix Systems, Inc. .................. 432 50,661
Dassault Systemes SE ................ 394 95,622
Dynatrace, Inc.
(a)
.................... 427 24,945
Fortinet, Inc.
(a)
...................... 332 79,079
Intuit, Inc. ......................... 637 312,238
Microsoft Corp. ..................... 20,791 5,632,282
NortonLifeLock, Inc. .................. 1,319 35,903
Oracle Corp. ....................... 5,432 422,827
Palantir Technologies, Inc., Class A
(a)
...... 1,276 33,635
Paycom Software, Inc.
(a)
............... 97 35,257
PTC, Inc.
(a)
........................ 196 27,687
RingCentral, Inc., Class A
(a)
............. 50 14,529
salesforce.com, Inc.
(a)
................. 2,657 649,025
SAP SE .......................... 2,345 329,378
ServiceNow, Inc.
(a)
................... 686 376,991
Sinch AB
(a)(b)
....................... 470 7,909
Synopsys, Inc.
(a)
.................... 332 91,562
Temenos AG (Registered) .............. 76 12,219
Trade Desk, Inc. (The), Class A
(a)
......... 190 14,699
Trend Micro, Inc. .................... 300 15,709
Tyler Technologies, Inc.
(a)
.............. 23 10,405
Unity Software, Inc.
(a)
................. 136 14,937
Zoom Video Communications, Inc., Class A
(a)
. 36 13,933
Zscaler, Inc.
(a)
...................... 39 8,426
9,458,209
Specialty Retail — 1.4%
ABC-Mart, Inc. ..................... 100 5,751
Advance Auto Parts, Inc. ............... 107 21,950
AutoZone, Inc.
(a)
.................... 51 76,103
Best Buy Co., Inc. ................... 659 75,772
Burlington Stores, Inc.
(a)
............... 93 29,945
CarMax, Inc.
(a)
...................... 396 51,143
Fast Retailing Co. Ltd. ................ 100 75,169
Gap, Inc. (The) ..................... 401 13,494
H & M Hennes & Mauritz AB, Class B
(a)
..... 1,139 27,051
Home Depot, Inc. (The) ............... 3,062 976,441
Industria de Diseno Textil SA ............ 2,287 80,747
L Brands, Inc. ...................... 1,973 142,174
Lowe's Cos., Inc. .................... 2,006 389,104
Nitori Holdings Co. Ltd. ................ 100 17,660
O'Reilly Automotive, Inc.
(a)
.............. 159 90,027
Ross Stores, Inc. .................... 1,448 179,552
TJX Cos., Inc. (The) .................. 4,907 330,830
Tractor Supply Co. ................... 1,395 259,554
Ulta Beauty, Inc.
(a)
................... 734 253,795
3,096,262
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc. ........................ 38,213 5,233,653
Brother Industries Ltd. ................ 900 17,976
Canon, Inc. ........................ 2,700 61,025
Hewlett Packard Enterprise Co. .......... 626 9,127
HP, Inc. .......................... 769 23,216
Seiko Epson Corp. ................... 500 8,789
5,353,786
Textiles, Apparel & Luxury Goods — 0.6%
adidas AG ........................ 398 148,517
EssilorLuxottica SA .................. 511 94,399
Hanesbrands, Inc. ................... 720 13,443

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Hermes International ................. 7 $ 10,215
Kering SA ......................... 78 68,345
LVMH Moet Hennessy Louis Vuitton SE ..... 462 363,436
NIKE, Inc., Class B .................. 3,123 482,472
PVH Corp.
(a)
....................... 153 16,461
Ralph Lauren Corp. .................. 93 10,956
Tapestry, Inc.
(a)
..................... 685 29,784
Under Armour, Inc., Class A
(a)
............ 282 5,964
Under Armour, Inc., Class C
(a)
........... 607 11,272
VF Corp. ......................... 584 47,911
1,303,175
Trading Companies & Distributors — 0.5%
Ashtead Group plc ................... 1,454 108,073
Brenntag SE ....................... 181 16,846
Bunzl plc ......................... 2,357 77,973
Fastenal Co. ....................... 1,486 77,272
Ferguson plc ....................... 1,285 178,779
ITOCHU Corp. ..................... 700 20,198
Marubeni Corp. ..................... 13,400 116,693
Mitsubishi Corp. ..................... 4,500 122,923
Mitsui & Co. Ltd. .................... 3,900 87,850
Reece Ltd. ........................ 598 10,590
Sumitomo Corp. .................... 10,300 138,107
Toyota Tsusho Corp. .................. 1,100 52,210
United Rentals, Inc.
(a)
................. 113 36,048
WW Grainger, Inc. ................... 131 57,378
1,100,940
Transportation Infrastructure — 0.0%
Atlantia SpA
(a)
...................... 520 9,442
Transurban Group
(c)
.................. 3,725 39,728
49,170
Water Utilities — 0.2%
American Water Works Co., Inc. .......... 1,848 284,832
Essential Utilities, Inc. ................. 1,184 54,109
Severn Trent plc .................... 1,338 46,319
United Utilities Group plc ............... 3,832 51,721
436,981
Wireless Telecommunication Services — 0.2%
KDDI Corp. ........................ 2,900 90,352
SoftBank Corp. ..................... 6,500 84,987
SoftBank Group Corp. ................ 2,100 146,458
T-Mobile US, Inc.
(a)
................... 157 22,738
Vodafone Group plc .................. 64,291 107,754
452,289
Total Common Stocks — 59.4%
(Cost: $102,935,807) .............................. 130,741,167
Par (000)
Par (000)
Corporate Bonds — 0.0%
Airlines — 0.0%
Singapore Airlines Ltd., 0.00%, 06/08/30
(d)(e)
.. SGD 26 19,273
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31 ........... USD 25 $ 34,453
Total Corporate Bonds — 0.0%
(Cost: $48,962) ................................. 53,726
Beneficial Interest
(000)
Other Interests — 0.0%
(f)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a)(g)(h)
....... 25 —
Total Other Interests — 0.0%
(Cost: $0) ..................................... —
Shares
Shares
Preferred Stocks — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Preference) .. 280 25,188
Volkswagen AG (Preference) ............ 303 75,972
101,160
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference) .............. 93 48,407
Total Preferred Stocks — 0.1%
(Cost: $130,172) ................................. 149,567
Par (000)
Par (000)
U.S. Treasury Obligations — 20.5%
U.S. Treasury Notes:
1.50%, 09/15/22 .................. 20,000 20,328,906
0.13%, 12/15/23 .................. 25,000 24,868,164
Total U.S. Treasury Obligations — 20.5%
(Cost: $45,223,124) ............................... 45,197,070
Shares
Shares
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/exercisable
07/06/20, 1 share for 1 warrant, Expires
08/03/27, Strike Price USD 22.00)
(a)
..... 392 5,453
Total Warrants — 0.0% .............................. 5,453
Total Long-Term Investments — 80.0%
(Cost: $148,340,005) .............................. 176,146,983
Short-Term Securities — 3.3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(i)(j)
................... 7,257,876 7,257,876
Total Short-Term Securities — 3.3%
(Cost: $7,257,876) ............................... 7,257,876
Total Investments — 83.3%
(Cost: $155,597,881 ) .............................. 183,404,859
Other Assets Less Liabilities — 16.7% ................... 36,799,359
Net Assets — 100.0% ............................... $ 220,204,218
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
14
Schedule of Investments
(unaudited) (continued)
June 30, 2021
(c)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)
Convertible security.
(e)
Zero-coupon bond.
(f)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
Annualized 7-day yield as of period end.
(j)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 7,228,106 $ 29,770 $ — $ — $ — $ 7,257,876 7,257,876 $ 689 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)(b)
......... 53,711 — (53,716) — 5 — — 21
(c)
—
$ — $ 5 $ 7,257,876 $ 710 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
15
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IBEX 35 Index ............................................................ 2 07/16/21 $ 208 $ (2,314)
FTSE China A50 Index ...................................................... 275 07/29/21 4,758 (74,198)
SGX NIFTY 50 Index ....................................................... 136 07/29/21 4,283 25,754
Euro-Bund .............................................................. 268 09/08/21 54,852 146,894
TOPIX Index ............................................................. 89 09/09/21 15,566 (107,702)
Australia 10 Year Bond ...................................................... 867 09/15/21 91,802 (277,578)
FTSE/JSE Top 40 Index ..................................................... 141 09/16/21 5,912 (178,249)
FTSE 100 Index .......................................................... 82 09/17/21 7,918 (74,052)
FTSE/MIB Index .......................................................... 83 09/17/21 12,304 (279,288)
Mini-DAX Index ........................................................... 6 09/17/21 552 (4,145)
WIG20 Index ............................................................ 20 09/17/21 230 (727)
(825,605)
Short Contracts
AEX Index .............................................................. 74 07/16/21 12,799 26,304
CAC 40 10 Euro Index ...................................................... 29 07/16/21 2,237 25,313
OMXS30 Index ........................................................... 25 07/16/21 662 3,873
MSCI Singapore Index ...................................................... 94 07/29/21 2,485 (9,125)
Euro- Bobl ............................................................... 178 09/08/21 28,314 (22,510)
Euro- Buxl ............................................................... 44 09/08/21 10,604 (177,614)
S&P/TSX 60 Index ......................................................... 33 09/16/21 6,404 (63,820)
SPI 200 Index ............................................................ 72 09/16/21 9,750 5,814
DAX Index .............................................................. 4 09/17/21 1,841 3,323
MSCI EAFE E-Mini Index .................................................... 285 09/17/21 32,833 766,481
S&P 500 E-Mini Index ...................................................... 417 09/17/21 89,417 (1,238,953)
Canada 10 Year Bond ...................................................... 964 09/21/21 113,167 (782,412)
U.S. Treasury 10 Year Note ................................................... 458 09/21/21 60,649 (24,474)
U.S. Treasury Ultra Bond .................................................... 39 09/21/21 7,508 (36,864)
Long Gilt ............................................................... 197 09/28/21 34,909 (212,350)
SET50 Index ............................................................. 616 09/29/21 3,642 15,139
(1,721,875)
$ (2,547,480)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,647,290 AUD 2,125,000 Canadian Imperial Bank of Commerce 09/15/21 $ 53,126
USD 4,231,191 AUD 5,621,000 Morgan Stanley & Co. International plc 09/15/21 14,345
USD 152,296 CAD 184,000 HSBC Bank plc 09/15/21 3,866
USD 783,048 CAD 950,000 JPMorgan Chase Bank NA 09/15/21 16,696
USD 4,446,322 CAD 5,505,000 Morgan Stanley & Co. International plc 09/15/21 5,517
USD 773,245 CHF 694,000 JPMorgan Chase Bank NA 09/15/21 21,648
USD 3,663,163 EUR 3,007,000 JPMorgan Chase Bank NA 09/15/21 91,959
USD 4,520,502 EUR 3,789,000 Morgan Stanley & Co. International plc 09/15/21 20,572
USD 1,165,522 GBP 824,000 Canadian Imperial Bank of Commerce 09/15/21 25,485
USD 881,005 INR 64,893,000 BNP Paribas SA 09/15/21 16,361
USD 5,113,460 JPY 562,470,000 Morgan Stanley & Co. International plc 09/15/21 47,183
USD 7,501 KRW 8,340,000 Citibank NA 09/15/21 123
USD 5,730,234 MXN 114,960,000 Citibank NA 09/15/21 18,819
USD 20,307 NOK 168,000 HSBC Bank plc 09/15/21 789
USD 880,447 SEK 7,276,000 HSBC Bank plc 09/15/21 29,644
USD 1,090,499 THB 34,072,000 Citibank NA 09/15/21 27,742
393,875

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
16
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 792,000 USD 613,965 Bank of America NA 09/15/21 $ (19,811)
AUD 5,620,616 USD 4,357,100 Morgan Stanley & Co. International plc 09/15/21 (140,541)
CAD 5,504,568 USD 4,556,099 HSBC Bank plc 09/15/21 (115,642)
CLP 320,229,000 USD 443,887 JPMorgan Chase Bank NA 09/15/21 (8,746)
EUR 809,000 USD 982,924 Canadian Imperial Bank of Commerce 09/15/21 (22,131)
EUR 16,240,089 USD 19,775,370 Morgan Stanley & Co. International plc 09/15/21 (488,153)
GBP 575,000 USD 813,309 Morgan Stanley & Co. International plc 09/15/21 (17,773)
INR 65,697,000 USD 878,126 Citibank NA 09/15/21 (2,770)
JPY 61,569,000 USD 559,326 Bank of America NA 09/15/21 (4,762)
JPY 482,110,469 USD 4,410,115 Morgan Stanley & Co. International plc 09/15/21 (67,652)
NZD 116,000 USD 83,571 Bank of America NA 09/15/21 (2,506)
RUB 114,895,000 USD 1,553,847 HSBC Bank plc 09/15/21 (1,192)
SEK 1,391,000 USD 168,352 Bank of America NA 09/15/21 (5,699)
SGD 163,000 USD 123,109 Canadian Imperial Bank of Commerce 09/15/21 (1,894)
THB 24,537,000 USD 788,451 Bank of America NA 09/15/21 (23,105)
USD 838,354 BRL 4,272,000 BNP Paribas SA 09/15/21 (12,455)
(934,832)
$ (540,957)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 6.44% Monthly 09/15/21
(a)
09/09/26 MXN 57,000 $ (34,454) $ — $ (34,454)
28 day MXIBTIIE Monthly 6.50% Monthly 09/15/21
(a)
09/09/26 MXN 84,000 (40,832) — (40,832)
28 day MXIBTIIE Monthly 6.53% Monthly 09/15/21
(a)
09/09/26 MXN 285,000 (117,071) — (117,071)
1.03% Semi-Annual 3 month LIBOR Quarterly 09/15/21
(a)
09/14/26 USD 9,000 (2,324) 2,108 (4,432)
6 month BBR Semi-Annual 0.97% Semi-Annual 09/15/21
(a)
09/15/26 AUD 3,000 (1,755) — (1,755)
6 month BBR Semi-Annual 0.98% Semi-Annual 09/15/21
(a)
09/15/26 AUD 5,000 (1,450) — (1,450)
0.55% Annual 1 day SONIA Annual 09/15/21
(a)
09/15/26 GBP 6,000 (22,012) 1,906 (23,918)
0.53% Annual 1 day SONIA Annual 09/15/21
(a)
09/15/26 GBP 16,000 (32,151) 160 (32,311)
0.52% Annual 1 day SONIA Annual 09/15/21
(a)
09/15/26 GBP 9,000 (13,049) (2,002) (11,047)
6 month BBR Semi-Annual 1.01% Semi-Annual 09/15/21
(a)
09/15/26 AUD 3,250 3,012 — 3,012
6 month BBR Semi-Annual 1.02% Semi-Annual 09/15/21
(a)
09/15/26 AUD 3,250 3,971 — 3,971
6 month BBR Semi-Annual 1.05% Semi-Annual 09/15/21
(a)
09/15/26 AUD 6,500 14,773 — 14,773
6 month BBR Semi-Annual 1.05% Semi-Annual 09/15/21
(a)
09/15/26 AUD 6,500 13,814 — 13,814
6 month BBR Semi-Annual 1.06% Semi-Annual 09/15/21
(a)
09/15/26 AUD 42,550 109,257 — 109,257
6 month BBR Semi-Annual 1.07% Semi-Annual 09/15/21
(a)
09/15/26 AUD 2,400 7,158 — 7,158
6 month BBR Semi-Annual 1.08% Semi-Annual 09/15/21
(a)
09/15/26 AUD 5,600 18,509 — 18,509
6 month BBR Semi-Annual 1.18% Semi-Annual 09/15/21
(a)
09/15/26 AUD 39,450 279,490 — 279,490
6 month WIBOR Semi-Annual 1.46% Annual 09/15/21
(a)
09/15/26 PLN 16,000 (9,944) — (9,944)
3 month BA Semi-Annual 1.51% Semi-Annual 09/15/21
(a)
09/15/26 CAD 12,000 (2,188) 2,309 (4,497)
3 month BA Semi-Annual 1.52% Semi-Annual 09/15/21
(a)
09/15/26 CAD 14,000 (353) 1,280 (1,633)
3 month BA Semi-Annual 1.53% Semi-Annual 09/15/21
(a)
09/15/26 CAD 11,000 6,203 34 6,169
3 month BA Semi-Annual 1.55% Semi-Annual 09/15/21
(a)
09/15/26 CAD 24,000 30,029 3,917 26,112
6 month WIBOR Semi-Annual 1.58% Annual 09/15/21
(a)
09/15/26 PLN 71,000 64,089 — 64,089
3 month BA Semi-Annual 1.58% Semi-Annual 09/15/21
(a)
09/15/26 CAD 8,000 20,221 (2,253) 22,474
6 month WIBOR Semi-Annual 1.67% Annual 09/15/21
(a)
09/15/26 PLN 24,000 49,861 — 49,861
0.93% Quarterly 3 month HIBOR Quarterly 09/15/21
(a)
09/15/26 HKD 23,000 (2,321) — (2,321)
0.82% Quarterly 3 month HIBOR Quarterly 09/15/21
(a)
09/15/26 HKD 25,925 16,114 — 16,114
0.81% Quarterly 3 month HIBOR Quarterly 09/15/21
(a)
09/15/26 HKD 35,075 22,917 — 22,917
1.12% Semi-Annual 3 month LIBOR Quarterly 09/15/21
(a)
09/15/26 USD 14,000 (67,149) (2,178) (64,971)
1.04% Semi-Annual 3 month LIBOR Quarterly 09/15/21
(a)
09/15/26 USD 1,000 (856) 16 (872)
1.05% Semi-Annual 3 month LIBOR Quarterly 09/15/21
(a)
09/15/26 USD 8,000 (9,807) (7,350) (2,457)
1.15% Semi-Annual 3 month LIBOR Quarterly 09/15/21
(a)
09/15/26 USD 22,000 (138,023) 2,732 (140,755)
0.35% Annual 3 month STIBOR Quarterly 09/15/21
(a)
09/15/26 SEK 92,000 38,999 2,477 36,522

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
17
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.36% Annual 3 month STIBOR Quarterly 09/15/21
(a)
09/15/26 SEK 59,000 $ 19,675 $ (4,321) $ 23,996
0.37% Annual 3 month STIBOR Quarterly 09/15/21
(a)
09/15/26 SEK 183,000 51,030 15,736 35,294
3 month JIBAR Quarterly 5.77% Quarterly 09/15/21
(a)
09/15/26 ZAR 75,500 (91,338) — (91,338)
3 month JIBAR Quarterly 5.78% Quarterly 09/15/21
(a)
09/15/26 ZAR 75,500 (89,652) — (89,652)
3 month JIBAR Quarterly 5.84% Quarterly 09/15/21
(a)
09/15/26 ZAR 51,000 (51,069) — (51,069)
(0.31)% Annual
6 month
EURIBOR Semi-Annual 09/15/21
(a)
09/15/26 EUR 97,000 480,865 33,575 447,290
(0.18)% Annual
6 month
EURIBOR Semi-Annual 09/15/21
(a)
09/15/26 EUR 9,000 (28,292) 2,963 (31,255)
3 month JIBAR Quarterly 6.10% Quarterly 09/15/21
(a)
09/15/26 ZAR 76,000 (17,268) — (17,268)
$ 476,629 $ 51,109 $ 425,520
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.26% At Termination
1 day
BZDIOVER At Termination Bank of America NA N/A 01/02/25 BRL 37,000 $ 327,961 $ — $ 327,961
8.07% At Termination
1 day
BZDIOVER At Termination Bank of America NA N/A 01/02/25 BRL 15,000 (41,846) — (41,846)
7.18% At Termination
1 day
BZDIOVER At Termination Barclays Bank plc N/A 01/02/25 BRL 21,000 63,527 — 63,527
6.42% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 37,000 268,629 — 268,629
7.86% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 19,000 (7,871) — (7,871)
7.91% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 10,000 78 — 78
7.95% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 12,000 (3,390) — (3,390)
7.82% At Termination
1 day
BZDIOVER At Termination HSBC Bank plc N/A 01/02/25 BRL 8,000 2,973 — 2,973
6.75% At Termination
1 day
BZDIOVER At Termination
Morgan Stanley & Co.
International plc N/A 01/02/25 BRL 18,000 102,435 — 102,435
0.66% Quarterly
3 month
TWCPBA Quarterly Bank of America NA 09/15/21
(a)
09/15/26 TWD 57,750 9,710 — 9,710
0.67% Quarterly
3 month
TWCPBA Quarterly Bank of America NA 09/15/21
(a)
09/15/26 TWD 108,540 14,617 — 14,617
0.79% Quarterly
3 month
TWCPBA Quarterly Bank of America NA 09/15/21
(a)
09/15/26 TWD 233,800 (17,330) — (17,330)
1 day MIBOR Semi-Annual 5.24% Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 INR 61,050 (10,980) — (10,980)
1.14% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 THB 144,000 (24,063) — (24,063)
1.21% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 THB 78,750 (21,811) — (21,811)
1.22% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 THB 92,500 (27,313) — (27,313)
1.23% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 THB 144,000 (44,278) — (44,278)
1.31% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 THB 83,000 (36,033) — (36,033)
1 day MIBOR Semi-Annual 5.25% Semi-Annual BNP Paribas SA 09/15/21
(a)
09/15/26 INR 421,050 (73,766) — (73,766)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
18
Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day MIBOR Semi-Annual 5.58% Semi-Annual BNP Paribas SA 09/15/21
(a)
09/15/26 INR 341,532 $ 5,819 $ — $ 5,819
1 week
CNREPOFI Quarterly
2.88%
Quarterly BNP Paribas SA 09/15/21
(a)
09/15/26 CNY 34,558 19,885 — 19,885
1 week
CNREPOFI Quarterly
2.90%
Quarterly BNP Paribas SA 09/15/21
(a)
09/15/26 CNY 33,541 22,186 — 22,186
1.24% Semi-Annual
6 month
THBFIX Semi-Annual BNP Paribas SA 09/15/21
(a)
09/15/26 THB 486,000 (153,147) — (153,147)
1 week
CNREPOFI Quarterly
2.91%
Quarterly Citibank NA 09/15/21
(a)
09/15/26 CNY 33,541 24,831 — 24,831
1 day MIBOR Semi-Annual
5.71%
Semi-Annual
Goldman Sachs
International 09/15/21
(a)
09/15/26 INR 297,540 27,601 — 27,601
1.20% Semi-Annual
6 month
THBFIX Semi-Annual
Goldman Sachs
International 09/15/21
(a)
09/15/26 THB 82,500 (22,095) — (22,095)
0.67% Quarterly
3 month
TWCPBA Quarterly HSBC Bank plc 09/15/21
(a)
09/15/26 TWD 53,460 7,341 — 7,341
1.23% Semi-Annual
6 month
THBFIX Semi-Annual HSBC Bank plc 09/15/21
(a)
09/15/26 THB 78,750 (24,215) — (24,215)
0.65% Quarterly
3 month
TWCPBA Quarterly
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 TWD 107,250 19,923 — 19,923
0.79% Quarterly
3 month
TWCPBA Quarterly
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 TWD 186,600 (13,010) — (13,010)
0.82% Quarterly
3 month
TWCPBA Quarterly
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 TWD 305,000 (37,386) — (37,386)
1.02% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 44,000 905 — 905
1.14% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 140,500 (22,835) — (22,835)
1.15% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 190,500 (33,868) — (33,868)
1.17% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 14,000 (2,938) — (2,938)
1.19% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 129,500 (32,410) — (32,410)
1.19% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 534,400 (130,889) — (130,889)
1.22% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 82,500 (24,361) — (24,361)
1.23% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 144,000 (43,729) — (43,729)
1.30% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 97,000 (40,187) — (40,187)
0.76% Quarterly
3 month
TWCPBA Quarterly
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 TWD 40,000 (498) — (498)
0.81% Quarterly
3 month
TWCPBA Quarterly
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 TWD 45,600 (4,786) — (4,786)
1 day MIBOR Semi-Annual
5.24%
Semi-Annual
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 INR 317,634 (57,036) — (57,036)
1 day MIBOR Semi-Annual
5.26%
Semi-Annual
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 INR 287,266 (49,073) — (49,073)
1 day MIBOR Semi-Annual
5.30%
Semi-Annual
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 INR 307,000 (45,738) — (45,738)
1 day MIBOR Semi-Annual
5.69%
Semi-Annual
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 INR 1,632,350 127,653 — 127,653
1.29% Semi-Annual
6 month
THBFIX Semi-Annual
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 THB 584,403 (228,742) — (228,742)
1 day MIBOR Semi-Annual 5.56% Semi-Annual Nomura International plc 09/15/21
(a)
09/15/26 INR 294,468 1,758 — 1,758
1 week
CNREPOFI Quarterly
2.90%
Quarterly Nomura International plc 09/15/21
(a)
09/15/26 CNY 19,360 13,361 — 13,361
$ (214,431) $ — $ (214,431)

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
19
Schedule of Investments
(unaudited) (continued)
June 30, 2021
(a)
Forward swap.
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures July
2021 ................ TWD 13,694,773 Merrill Lynch International & Co. 07/21/21 TWD 13,695 $ 17,042 $ — $ 17,042
BOVESPA Index Futures August
2021 ................ BRL 2,610,392 Merrill Lynch International & Co. 08/18/21 BRL 2,610 (14,133) — (14,133)
KOSPI 200 Index Futures
September 2021 ........ KRW 1,095,265,000 Merrill Lynch International & Co. 09/09/21 KRW 1,095,265 1,652 — 1,652
KOSPI 200 Index Futures
September 2021 ........ KRW 3,674,408,900 Merrill Lynch International & Co. 09/09/21 KRW 3,674,409 49,564 — 49,564
KOSPI 200 Index Futures
September 2021 ........ KRW 541,454,125 Merrill Lynch International & Co. 09/09/21 KRW 541,454 6,312 — 6,312
KOSPI 200 Index Futures
September 2021 ........ KRW 757,564,850 Merrill Lynch International & Co. 09/09/21 KRW 757,565 9,255 — 9,255
KOSPI 200 Index Futures
September 2021 ........ KRW 1,395,448,275 Merrill Lynch International & Co. 09/09/21 KRW 1,395,448 27,362 — 27,362
KOSPI 200 Index Futures
September 2021 ........ KRW 1,515,184,650 Merrill Lynch International & Co. 09/09/21 KRW 1,515,185 18,461 — 18,461
KOSPI 200 Index Futures
September 2021 ........ KRW 757,790,250 Merrill Lynch International & Co. 09/09/21 KRW 757,790 9,055 — 9,055
Swiss Market Index Futures
September 2021 ........ CHF (1,201,330) HSBC Bank plc 09/17/21 CHF 1,201 9,543 — 9,543
Swiss Market Index Futures
September 2021 ........ CHF (8,160,630) HSBC Bank plc 09/17/21 CHF 8,161 (73,083) — (73,083)
Swiss Market Index Futures
September 2021 ........ CHF (712,746) HSBC Bank plc 09/17/21 CHF 713 (2,976) — (2,976)
Swiss Market Index Futures
September 2021 ........ CHF (476,642) HSBC Bank plc 09/17/21 CHF 477 (386) — (386)
Swiss Market Index Futures
September 2021 ........ CHF (1,550,207) HSBC Bank plc 09/17/21 CHF 1,550 (46) — (46)
Swiss Market Index Futures
September 2021 ........ CHF (1,072,475) HSBC Bank plc 09/17/21 CHF 1,072 (838) — (838)
Russian Depositary Net Total
Return USD Index ....... USD (748,263) Merrill Lynch International & Co. 02/11/22 USD 748 (15,549) — (15,549)
Russian Depositary Net Total
Return USD Index ....... USD (981,650) Merrill Lynch International & Co. 02/11/22 USD 982 (79,634) — (79,634)
MSCI Mexico Net Return Index USD 2,187,333 HSBC Bank plc 05/04/22 USD 2,187 121,731 — 121,731
MSCI Mexico Net Return Index USD 2,903,367 Merrill Lynch International & Co. 05/04/22 USD 2,903 6,886 — 6,886
MSCI Chile Net Return Index .. USD (456,285) HSBC Bank plc 06/10/22 USD 456 6,052 — 6,052
$ 96,270 $ — $ 96,270
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.02%
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 3.36
1 day SONIA ......................................... Sterling Overnight Index Average 0.50
1 week CNREPOFI .................................... China Fixing Repo Rates 3.10
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.53
3 month BA .......................................... Canadian Bankers Acceptances 0.44
3 month HIBOR ....................................... Hong Kong Interbank Offered Rate 0.17
3 month JIBAR ....................................... Johannesburg Interbank Average Rate 3.69
3 month LIBOR ....................................... London Interbank Offered Rate 0.15
3 month STIBOR ...................................... Stockholm Interbank Offered Rate (0.06)
3 month TWCPBA ..................................... Taiwan Secondary Markets Bills Rate 0.48
6 month BBR ........................................ Australian Bank Bill Rate 0.07
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.52)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
20
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
Reference Index Reference Rate
6 month THBFIX ...................................... Thai Baht Interest Rate Fixing 0.29%
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.15
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ 69,213 $ (18,104) $ 1,200,822 $ (775,302)
OTC Swaps ................................................................... — — 1,344,108 (1,462,269)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 872,001 $ — $ 146,894 $ — $ 1,018,895
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 393,875 — — 393,875
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 1,200,822 — 1,200,822
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 282,915 — 1,061,193 — 1,344,108
$ — $ — $ 1,154,916 $ 393,875 $ 2,408,909 $ — $ 3,957,700
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 2,032,573 — 1,533,802 — 3,566,375
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 934,832 — — 934,832
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 775,302 — 775,302
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 186,645 — 1,275,624 — 1,462,269
$ — $ — $ 2,219,218 $ 934,832 $ 3,584,728 $ — $ 6,738,778
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
21
Schedule of Investments
(unaudited) (continued)
June 30, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (11,996,881) $ — $ 687,813 $ — $ (11,309,068)
Forward foreign currency exchange contracts .... — — — 49,892 — — 49,892
Swaps .............................. — — (2,973,711) — (4,916,151) — (7,889,862)
$ — $ — $ (14,970,592) $ 49,892 $ (4,228,338) $ — $ (19,149,038)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — 1,088,877 — (1,122,786) — (33,909)
Forward foreign currency exchange contracts .... — — — (899,957) — — (899,957)
Swaps .............................. — — 1,041,046 — 1,743,206 — 2,784,252
$ — $ — $ 2,129,923 $ (899,957) $ 620,420 $ — $ 1,850,386
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 179,419,543
Average notional value of contracts — short ................................................................................. 403,135,818
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 29,419,903
Average amounts sold — in USD ........................................................................................ 43,135,999
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 503,274,595
Average notional value — receives fixed rate ................................................................................ 316,718,855
Total return swaps:
Average notional value ............................................................................................... 27,344,118
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 1,213,917 $ —
Forward foreign currency exchange contracts ................................................................. 393,875 934,832
Swaps — Centrally cleared ............................................................................. 123,613 —
Swaps — OTC
(a)
.................................................................................... 1,344,108 1,462,269
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 3,075,513 $ 2,397,101
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,337,530) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,737,983 $ 2,397,101
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
22
Schedule of Investments
(unaudited) (continued)
June 30, 2021
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 352,288 $ (279,537) $ — $ (50,000) $ 22,751
Barclays Bank plc ................................ 63,527 — — — 63,527
BNP Paribas SA ................................. 332,958 (250,629) — (50,000) 32,329
Canadian Imperial Bank of Commerce .................. 78,611 (24,025) — — 54,586
Citibank NA .................................... 71,515 (2,770) — — 68,745
Goldman Sachs International ........................ 27,601 (22,095) — — 5,506
HSBC Bank plc .................................. 181,939 (181,939) — — —
JPMorgan Chase Bank NA .......................... 151,131 (151,131) — — —
Merrill Lynch International & Co. ...................... 145,589 (109,316) — — 36,273
Morgan Stanley & Co. International plc .................. 317,705 (317,705) — — —
Nomura International plc ........................... 15,119 — — — 15,119
$ 1,737,983 $ (1,339,147) $ — $ (100,000) $ 298,836
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)(f)
Bank of America NA .............................. $ 279,537 $ (279,537) $ — $ — $ —
BNP Paribas SA ................................. 250,629 (250,629) — — —
Canadian Imperial Bank of Commerce .................. 24,025 (24,025) — — —
Citibank NA .................................... 2,770 (2,770) — — —
Goldman Sachs International ........................ 22,095 (22,095) — — —
HSBC Bank plc .................................. 218,378 (181,939) — — 36,439
JPMorgan Chase Bank NA .......................... 390,359 (151,131) — (239,228) —
Merrill Lynch International & Co. ...................... 109,316 (109,316) — — —
Morgan Stanley & Co. International plc .................. 1,099,992 (317,705) — — 782,287
$ 2,397,101 $ (1,339,147) $ — $ (239,228) $ 818,726
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
23
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 122,803 $ 147,346 $ — $ 270,149
Air Freight & Logistics .................................... 2,364,360 300,738 — 2,665,098
Airlines .............................................. 792,570 71,255 — 863,825
Auto Components ...................................... 17,876 578,477 — 596,353
Automobiles .......................................... 1,461,070 986,965 — 2,448,035
Banks ............................................... 4,852,698 2,995,646 — 7,848,344
Beverages ........................................... 646,808 266,576 — 913,384
Biotechnology ......................................... 1,373,972 217,152 — 1,591,124
Building Products ....................................... 764,342 445,104 — 1,209,446
Capital Markets ........................................ 2,841,427 940,021 — 3,781,448
Chemicals ............................................ 1,368,804 1,275,437 — 2,644,241
Commercial Services & Supplies ............................. 819,941 209,534 — 1,029,475
Construction & Engineering ................................ 30,975 219,866 — 250,841
Construction Materials .................................... — 291,620 — 291,620
Consumer Finance ...................................... 637,822 — — 637,822
Containers & Packaging .................................. 725,143 26,757 — 751,900
Distributors ........................................... 447,283 — — 447,283
Diversified Financial Services ............................... 1,619,171 277,070 — 1,896,241
Diversified Telecommunication Services ........................ 932,438 444,704 — 1,377,142
Electric Utilities ........................................ 1,775,561 1,244,305 — 3,019,866
Electrical Equipment ..................................... 225,259 744,004 — 969,263
Electronic Equipment, Instruments & Components ................. 86,908 486,290 — 573,198
Energy Equipment & Services .............................. 12,225 — — 12,225
Entertainment ......................................... 2,032,691 206,994 — 2,239,685
Equity Real Estate Investment Trusts (REITs) .................... 2,778,496 394,615 — 3,173,111
Food & Staples Retailing .................................. 2,277,765 491,941 — 2,769,706
Food Products ......................................... — 888,235 — 888,235
Gas Utilities ........................................... — 515,640 — 515,640
Health Care Equipment & Supplies ........................... 1,924,700 615,446 — 2,540,146
Health Care Providers & Services ............................ 2,243,210 134,919 — 2,378,129
Health Care Technology .................................. — 51,001 — 51,001
Hotels, Restaurants & Leisure .............................. 4,562,979 240,658 — 4,803,637
Household Durables ..................................... 558,429 291,264 — 849,693
Household Products ..................................... 755,444 160,356 — 915,800
Independent Power and Renewable Electricity Producers ............ 30,862 108,941 — 139,803
Industrial Conglomerates .................................. 310,944 466,886 — 777,830
Insurance ............................................ 2,939,420 1,970,154 — 4,909,574
Interactive Media & Services ............................... 6,803,891 23,020 — 6,826,911
Internet & Direct Marketing Retail ............................ 4,593,436 302,991 — 4,896,427
IT Services ........................................... 6,264,407 624,746 — 6,889,153
Leisure Products ....................................... 10,114 70,792 — 80,906
Life Sciences Tools & Services .............................. 775,063 98,174 — 873,237
Machinery ............................................ 1,141,145 1,679,068 — 2,820,213
Marine .............................................. — 187,409 — 187,409
Media ............................................... 1,155,286 61,273 — 1,216,559
Metals & Mining ........................................ 138,756 589,976 — 728,732
Mortgage Real Estate Investment Trusts (REITs) .................. 7,930 — — 7,930
Multiline Retail ......................................... 823,841 40,166 — 864,007
Multi-Utilities .......................................... 791,102 550,468 — 1,341,570
Oil, Gas & Consumable Fuels ............................... 4,313,771 797,395 — 5,111,166
Paper & Forest Products .................................. — 125,795 — 125,795
Personal Products ...................................... 157,950 382,780 — 540,730
Pharmaceuticals ....................................... 3,191,653 2,488,605 — 5,680,258
Professional Services .................................... 894,800 934,167 — 1,828,967

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
24
Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Real Estate Management & Development ....................... $ 70,470 $ 648,100 $ — $ 718,570
Road & Rail ........................................... 1,023,419 167,203 — 1,190,622
Semiconductors & Semiconductor Equipment .................... 3,706,199 814,681 — 4,520,880
Software ............................................. 8,997,372 460,837 — 9,458,209
Specialty Retail ........................................ 2,889,884 206,378 — 3,096,262
Technology Hardware, Storage & Peripherals .................... 5,265,996 87,790 — 5,353,786
Textiles, Apparel & Luxury Goods ............................ 618,263 684,912 — 1,303,175
Trading Companies & Distributors ............................ 170,698 930,242 — 1,100,940
Transportation Infrastructure ............................... — 49,170 — 49,170
Water Utilities ......................................... 338,941 98,040 — 436,981
Wireless Telecommunication Services ......................... 22,738 429,551 — 452,289
Corporate Bonds ........................................ — 53,726 — 53,726
Other Interests .......................................... — — — —
Preferred Stocks ......................................... — 149,567 — 149,567
U.S. Treasury Obligations ................................... — 45,197,070 — 45,197,070
Warrants .............................................. 5,453 — — 5,453
Short-Term Securities ....................................... 7,257,876 — — 7,257,876
$ 105,764,850 $ 77,640,009 $ — $ 183,404,859
Derivative Financial Instruments
(a)
Assets:
Equity contracts ........................................... $ 872,001 $ 282,915 $ — $ 1,154,916
Foreign currency exchange contracts ............................ — 393,875 — 393,875
Interest rate contracts ....................................... 146,894 2,262,015 — 2,408,909
Liabilities:
Equity contracts ........................................... (2,032,573) (186,645) — (2,219,218)
Foreign currency exchange contracts ............................ — (934,832) — (934,832)
Interest rate contracts ....................................... (1,533,802) (2,050,926) — (3,584,728)
$ (2,547,480) $ (233,598) $ — $ (2,781,078)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

June 30, 2021
25
Financial Statements
BlackRock
Managed Volatility
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 176,146,983
Investments, at value — affiliated
(b)
......................................................................................... 7,257,876
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 310,000
Futures contracts .................................................................................................... 23,154,000
Centrally cleared swaps ................................................................................................ 5,436,000
Foreign currency, at value
(c)
.............................................................................................. 7,704,451
Receivables: –
Dividends — affiliated ................................................................................................. 16
Dividends — unaffiliated ............................................................................................... 181,116
Interest — unaffiliated ................................................................................................. 88,796
Variation margin on futures contracts ....................................................................................... 1,213,917
Variation margin on centrally cleared swaps .................................................................................. 123,613
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 393,875
OTC swaps ........................................................................................................ 1,344,108
Prepaid expenses ..................................................................................................... 1,781
Total assets .........................................................................................................
223,356,532
LIABILITIES
Bank overdraft ........................................................................................................ 36,030
Cash received as collateral for OTC derivatives ................................................................................. 120,000
Payables: –
Investments purchased ................................................................................................ 197
Accounting services fees ............................................................................................... 73,245
Capital shares redeemed ............................................................................................... 66,891
Custodian fees ...................................................................................................... 76,678
Distribution fees ..................................................................................................... 38,411
Investment advisory fees .............................................................................................. 73,199
Directors' and Officer's fees ............................................................................................. 1,001
Other affiliate fees ................................................................................................... 1,373
Printing and postage fees .............................................................................................. 44,708
Professional fees .................................................................................................... 87,711
Transfer agent fees .................................................................................................. 111,453
Other accrued expenses ............................................................................................... 24,316
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 934,832
OTC swaps ........................................................................................................ 1,462,269
Total liabilities ........................................................................................................
3,152,314
NET ASSETS ........................................................................................................
$ 220,204,218
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 354,566,618
Accumulated loss ..................................................................................................... (134,362,400)
NET ASSETS ........................................................................................................
$ 220,204,218
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 148,340,005
(b)
  Investments, at cost — affiliated .......................................................................................... $ 7,257,876
(c)
  Foreign currency, at cost ............................................................................................... $ 7,744,541
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
26
See notes to financial statements.
BlackRock
Managed Volatility
V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 9,342,314
Shares outstanding .................................................................................................
706,675
Net asset value ....................................................................................................
$ 13.22
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 210,861,904
Shares outstanding .................................................................................................
15,973,150
Net asset value ....................................................................................................
$ 13.20
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2021
27
Financial Statements
See notes to financial statements.
BlackRock
Managed Volatility
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 689
Dividends — unaffiliated ............................................................................................... 1,339,859
Interest — unaffiliated ................................................................................................ 43,132
Securities lending income — affiliated — net ................................................................................. 21
Foreign taxes withheld ................................................................................................ (71,655)
Total investment income .................................................................................................
1,312,046
EXPENSES
Investment advisory .................................................................................................. 603,918
Distribution — class specific ............................................................................................ 262,670
Transfer agent — class specific .......................................................................................... 220,005
Accounting services .................................................................................................. 64,496
Custodian ......................................................................................................... 62,637
Professional ....................................................................................................... 43,606
Directors and Officer ................................................................................................. 4,075
Transfer agent ...................................................................................................... 3,834
Miscellaneous ...................................................................................................... 28,088
Total expenses .......................................................................................................
1,293,329
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (162,877)
Transfer agent fees reimbursed — class specific ............................................................................... (220,005)
Total expenses after fees waived and/or reimbursed ..............................................................................
910,447
Net investment income ..................................................................................................
401,599
REALIZED AND UNREALIZED GAIN (LOSS) $ (388,796)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 17,426,355
Forward foreign currency exchange contracts ............................................................................... 49,892
Foreign currency transactions ......................................................................................... (13,906)
Futures contracts .................................................................................................. (11,309,068)
Swaps ......................................................................................................... (7,889,862)
A
(1,736,589)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. 5
Investments — unaffiliated ........................................................................................... (375,984)
Forward foreign currency exchange contracts ............................................................................... (899,957)
Foreign currency translations .......................................................................................... (126,614)
Futures contracts .................................................................................................. (33,909)
Swaps ......................................................................................................... 2,784,252
A
1,347,793
Net realized and unrealized loss ............................................................................................
(388,796)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 12,803

Statements of Changes in Net Assets

2021
BlackRock Semi-Annual Report to Shareholders
28
See notes to financial statements.
BlackRock Managed Volatility V.I. Fund
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ 401,599 $ 1,081,005
Net realized gain (loss) .............................................................................. (1,736,589) (14,376,375)
Net change in unrealized appreciation (depreciation) .......................................................... 1,347,793 19,921,968
Net increase in net assets resulting from operations .............................................................
12,803 6,626,598
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ — (379,975)
  Class III ....................................................................................... — (7,568,483)
Decrease in net assets resulting from distributions to shareholders ...................................................
— (7,948,458)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(3,503,456) (11,214,463)
NET ASSETS
Total decrease in net assets ............................................................................ (3,490,653) (12,536,323)
Beginning of period .................................................................................. 223,694,871 236,231,194
End of period ......................................................................................
$ 220,204,218 $ 223,694,871
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
29
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.19%, respectively, resulting from a one time payment from a third party administrator.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Includes reimbursements of out of pocket expenses from a third party administrator. Excluding this amount, the Fund's total return is 1.48%.
(h)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(i)
Annualized.
BlackRock Managed Volatility V.I. Fund
Class I
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 13.21 $ 13.27 $ 13.45 $ 13.71 $ 13.19 $ 13.08
Net investment income (loss)
(a)
...................
0.04 0.10 0.22 0.15 0.04 0.02
(b)
Net realized and unrealized gain (loss) .............
(0.03) 0.36 0.06 (0.01) 0.62 0.20
Net increase from investment operations ..............
0.01 0.46 0.28 0.14 0.66 0.22
Distributions
(c)
– – – – – –
From net investment income ....................
— (0.52) (0.46) (0.25) (0.05) (0.11)
From net realized gain .........................
— — (0.00)
(d)
(0.15) (0.09) —
Total distributions .............................
— (0.52) (0.46) (0.40) (0.14) (0.11)
Net asset value, end of period ....................
$ 13.22 $ 13.21 $ 13.27 $ 13.45 $ 13.71 $ 13.19
Total Return
(e)
0.08% 3.49% 2.11% 1.02% 4.98% —
Based on net asset value ........................
0.08%
(f)
3.49% 2.11% 1.02% 4.98% 1.71%
(g)
Ratios to Average Net Assets
(h)
Total expenses ...............................
0.94%
( i )
1.00% 0.93% 1.21% 1.48% 1.39%
Total expenses after fees waived and/or reimbursed ......
0.59%
( i )
0.59% 0.59% 0.71% 0.89% 0.94%
Net investment income (loss) .....................
0.60%
( i )
0.74% 1.62% 1.09% 0.29% 0.18%
(b)
Supplemental Data
Net assets, end of period (000) ....................
$ 9,342 $ 9,844 $ 10,808 $ 12,571 $ 14,536 $ 15,895
Portfolio turnover rate ..........................
57% 181% 314% 319% 0% 1%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... —% 0.01% 0.01% 0.03% 0.23% 0.25%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
30
(a)
Recommencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Amount is less than 0.005%.
(h)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(i)
Annualized.
(j)
Portfolio turnover rate is representative of the Fund for the entire year.
BlackRock Managed Volatility V.I. Fund
Class III
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
02/14/18
(a)
to 12/31/18 2020 2019
Net asset value, beginning of period ............................................
$ 13.20 $ 13.27 $ 13.45 $ 13.70
Net investment income (loss)
(b)
................................................
0.02 0.06 0.19 0.15
Net realized and unrealized gain (loss) ..........................................
(0.02) 0.36 0.06 (0.02)
Net increase from investment operations ...........................................
0.00 0.42 0.25 0.13
Distributions
(c)
– – – –
From net investment income .................................................
— (0.49) (0.43) (0.23)
From net realized gain ......................................................
— — (0.00)
(d)
(0.15)
Total distributions ..........................................................
— (0.49) (0.43) (0.38)
Net asset value, end of period .................................................
$ 13.20 $ 13.20 $ 13.27 $ 13.45
Total Return
(e)
— 3.17% 1.85% 0.90%
Based on net asset value .....................................................
0.00%
(f),(g)
3.17% 1.85% 0.90%
(f)
Ratios to Average Net Assets
(h)
Total expenses ............................................................
1.19%
( i )
1.25% 1.36% 0.99%
( i )
Total expenses after fees waived and/or reimbursed ...................................
0.84%
( i )
0.84% 0.84% 0.84%
( i )
Net investment income (loss) ..................................................
0.36%
( i )
0.49% 1.39% 1.22%
( i )
Supplemental Data
Net assets, end of period (000) .................................................
$ 210,862 $ 213,851 $ 225,423 $ 235,579
Portfolio turnover rate .......................................................
57% 181% 314% 319%
(j)
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
02/14/18
to 12/31/18 2020 2019
Investments in underlying funds ................................................. —% 0.01% 0.01% 0.03%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
31
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Managed
Volatility V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”
Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
32
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments .
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Notes to Financial Statements
(unaudited) (continued)
33
Notes to Financial Statements
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
34
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker a variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
36
agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
For the six months ended June 30, 2021, the Fund reimbursed the Manager $917 for certain accounting services, which is included in accounting services in the Statement of Operations.
The Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), BlackRock (Singapore) Limited (“BRS”), BlackRock Asset
Management North Asia Limited ("BAMNA"), (collectively, the “Sub-Advisers'), each an affiliate of the Manager. The Manager pays BIL, BRS and BAMNA for services they provide for that portion of the Fund for which BIL, BRS and BAMNA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2021, the class specific distribution fees borne directly by Class III were $262,670.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2021, the amount waived was $1,723 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.55%
$1 Billion - $3 Billion ..................................................................................................... 0.52
$3 Billion - $5 Billion ..................................................................................................... 0.50
$5 Billion - $10 Billion .................................................................................................... 0.48
Greater than $10 Billion .................................................................................................. 0.47
Class I .......................................................................................................... $ 9,492
Class III ......................................................................................................... 210,513
$ 220,005

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
The Manager has contractually agreed to reimburse all transfer agent fees for Class I Shares and Class III Shares. The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed – class specific in the Statement of Operations. For the six months ended June 30, 2021, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, the Manager waived and/or reimbursed investment advisory fees of $161,154, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC, Money Market Series (the "Money Market Series"), managed by the Manager or its affiliates. However,
BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2%
of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market
Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2021, the Fund paid BIM $5 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock Managed Volatility V.I. Fund
Class I .......................................................................................................... $ 9,492
Class III ......................................................................................................... 210,513
$ 220,005
Class I ............................................................................................................. 0.59%
Class III ............................................................................................................ 0.84

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
38
7. PURCHASES AND SALES
For the six months ended June 30, 2021, purchases and sales of investments, including paydowns and excluding short-term investments, were as follows:
RULEABOVE
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of December 31, 2020, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $130,864,095.
As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate (“LIBOR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
U.S. Government Securities Other Securities
Purchases Sales
Purchases
Sales
Managed Volatility V.I. Fund ............................................. $ 26,930,788 $ 24,518,669 $ 72,624,039 $ 93,004,058
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Managed Volatility V.I. Fund .................................. $ 161,039,295 $ 27,074,267 $ (7,489,781) $ 19,584,486

Notes to Financial Statements
(unaudited) (continued)
39
Notes to Financial Statements
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will be phased out by the end of
2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
As of June 30, 2021, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 730 Class III Shares of the Fund.
Six Months Ended
06/30/21
Year Ended
12/31/20
Shares Amount Shares Amount
Class I
Shares sold .............................................
6,931 $ 91,245 15,278 $ 203,368
Shares issued in reinvestment of distributions ........................
— — 28,794 379,975
Shares redeemed .........................................
(45,602) (600,551) (113,418) (1,509,239)
Net decrease ..............................................
(38,671) $ (509,306) (69,346) $ (925,896)
Class III
Shares sold .............................................
1,022,006 $ 13,407,507 2,660,714 $ 35,220,676
Shares issued in reinvestment of distributions ........................
— — 573,615 7,568,128
Shares redeemed .........................................
(1,244,032) (16,401,657) (4,032,124) (53,077,371)
Net decrease ..............................................
(222,026) $ (2,994,150) (797,795) $ (10,288,567)
Total Net Decrease
(260,697) $ (3,503,456) (867,141) $ (11,214,463)

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
40
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Glossary of Terms Used in this Report
41
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDI Crest Depository Interests
CNREPOFI Day China Fixing Repo Rates
CVA Certification Van Aandelon (Dutch Certificate)
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
STIBOR Stockholm Interbank Offered Rate
THBFIX Thai Baht Interest Rate Fixing
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
2
BlackRock S&P 500 Index V.I. Fund
Investment Objective
BlackRock S&P 500 Index V.I. Fund’s (the “Fund”)
investment objective is to seek investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard and Poor’s (“S&P”) 500
®
Index.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund’s Class I, Class II and Class III Shares returned 15.18%, 15.09% and 15.04%, respectively. The benchmark S&P
500
®
Index returned 15.25% for the same period.
Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.
Describe the market environment.
Following the strong end to 2020, favorable market conditions continued with signs of a sooner-than-expected economic activity restart. Monetary conditions remained supportive, as the Fed signaled a continuing environment of low interest rates. With both the Senate and Congress passing a new $1.9 trillion stimulus package, and the
United States starting to lead in the COVID-19 vaccine rollout, optimism continued to rise for strong economic growth in the first quarter of 2021. Despite the heightened volatility at the beginning of the quarter related to retail trading activity, the positive news about the stimulus package and the potential infrastructure bill soothed the market and supported a positive return over the quarter.
All Global Industry Classification Standard (“GICS”) sectors within the S&P 500
®
Index posted positive returns over first quarter of 2021. Energy and financials sectors were the best performers over the first quarter. Having performed relatively poorly in 2020, these sectors were supported by the market optimism about a sustained opening of the economy. Market conditions supported the outperformance of financials, while the energy sector rallied as oil prices increased due to a surge in demand while OPEC left production levels unchanged and the Suez Canal blockage raised concern about the delivery of oil. On the other hand, information technology and consumer staples lagged other GICS sectors within the U.S. market, albeit still posting positive returns. Those sectors were among the top performers during the COVID-19 pandemic.
Over the second quarter of 2021, the U.S. equity market rallied as the COVID-19 vaccination campaign continued to accelerate, and as more signs emerged for a sooner-
than-expected economic activity restart. The U.S. Consumer Price Index (a measure of the average change overtime in the prices paid by consumers for a market basket of consumer goods and services) increased by more than 4% (over the one-year period as of April 2021), which raised questions on whether this surge was sparked by temporary factors at play. However, inflation concerns and the Fed’s cautious optimism about the recovery muted the market rally in May 2021. In June 2021, the U.S. equity market extended its rally, supported by the prospect of more fiscal stimulus, as President Joe Biden reached a bipartisan $1 trillion agreement for infrastructure spending.
The domestic markets continued climbing in June, as Fed commentary eased investors’ worries about the potential for tightening monetary policy too quickly. Furthermore,
U.S. economic data over the second quarter of 2021 was generally very strong.
From a sector perspective, nearly all GICS sectors within the S&P 500
®
Index finished the six-month period in positive territory. Real estate (+13.09%), information technology
(+11.56%), and energy (+11.30%) were among the best performers, while utilities (-0.41%), consumer staples (+3.83%), and industrials (4.48%) were among the lowest performers.
Describe recent portfolio activity.
During the period, as changes were made to the composition of the S&P 500
®
Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.
Describe portfolio positioning at period end.
The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2021 (continued)
3
Fund Summary
BlackRock S&P 500 Index V.I. Fund
Performance Summary for the Period Ended June 30, 2021
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b) (c)
................................................................ 15.18% 40.64% 17.43% 14.52%
Class II
(b) (c)
................................................................ 15.09 40.44 17.26 14.35
Class III
(b) (c)
............................................................... 15.04 40.26 17.13
(d)
14.24
(d )
S&P 500
®
Index
(e)
........................................................... 15.25 40.79 17.65 14.84
(a)
For a portion of the period, the Fund's investment adviser waived a portion of its fee. Without such waiver, the Fund's performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
(c)
Under normal circumstances, the Fund invests at least 80% of its assets in the common stocks represented in the S&P 500
®
Index and in derivative instruments linked to the S&P 500
®
Index.
(d)
The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
(e)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Information Technology .............................. 27%
Health Care ..................................... 13
Consumer Discretionary ............................. 12
Financials ....................................... 11
Communication Services ............................. 11
Industrials ....................................... 9
Consumer Staples ................................. 6
Energy ......................................... 3
Materials ....................................... 3
Real Estate ...................................... 3
Utilities ......................................... 2
Short-Term Securities ............................... 1
Liabilities in Excess of Other Assets ..................... (1)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
2021
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,151.80 $ 0.75 $ 1,000.00 $ 1,024.10 $ 0.70 0 .14%
Class II .................................. 1,000.00 1,150.90 1.55 1,000.00 1,023.36 1.45 0 .29
Class III .................................. 1,000.00 1,150.40 2.08 1,000.00 1,022.86 1.96 0 .39
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Shares
Shares Value
Common Stocks — 99.9%
Aerospace & Defense — 1.6%
Boeing Co. (The)
(a)
................... 35,596 $ 8,527,378
General Dynamics Corp. ............... 14,805 2,787,189
Howmet Aerospace, Inc.
(a)
.............. 24,514 844,998
Huntington Ingalls Industries, Inc. ......... 2,485 523,714
L3Harris Technologies, Inc. ............. 13,377 2,891,438
Lockheed Martin Corp. ................ 15,819 5,985,119
Northrop Grumman Corp. .............. 9,738 3,539,081
Raytheon Technologies Corp. ........... 97,923 8,353,811
Teledyne Technologies, Inc.
(a)
............ 3,071 1,286,227
Textron, Inc. ....................... 14,771 1,015,802
TransDigm Group, Inc.
(a)
............... 3,524 2,281,050
38,035,807
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc. ........... 8,629 808,279
Expeditors International of Washington, Inc. .. 10,788 1,365,761
FedEx Corp. ....................... 15,873 4,735,392
United Parcel Service, Inc., Class B ....... 46,761 9,724,885
16,634,317
Airlines — 0.3%
(a)
Alaska Air Group, Inc. ................. 7,551 455,401
American Airlines Group, Inc.
(b)
........... 41,424 878,603
Delta Air Lines, Inc. .................. 41,985 1,816,271
Southwest Airlines Co. ................ 38,353 2,036,161
United Airlines Holdings, Inc. ............ 20,190 1,055,735
6,242,171
Auto Components — 0.2%
Aptiv plc
(a)
......................... 17,622 2,772,469
BorgWarner, Inc. .................... 15,734 763,729
3,536,198
Automobiles — 1.8%
(a)
Ford Motor Co. ..................... 255,341 3,794,367
General Motors Co. .................. 82,797 4,899,099
Tesla, Inc. ......................... 49,776 33,832,747
42,526,213
Banks — 4.3%
Bank of America Corp. ................ 487,119 20,083,916
Citigroup, Inc. ...................... 133,447 9,441,375
Citizens Financial Group, Inc. ........... 27,750 1,272,893
Comerica, Inc. ...................... 9,489 676,945
Fifth Third Bancorp .................. 46,382 1,773,184
First Republic Bank .................. 11,312 2,117,267
Huntington Bancshares, Inc. ............ 95,157 1,357,890
JPMorgan Chase & Co. ............... 195,495 30,407,292
KeyCorp .......................... 63,043 1,301,838
M&T Bank Corp. .................... 8,162 1,186,020
People's United Financial, Inc. ........... 25,211 432,117
PNC Financial Services Group, Inc. (The) ... 27,592 5,263,450
Regions Financial Corp. ............... 63,103 1,273,419
SVB Financial Group
(a)
................ 3,460 1,925,248
Truist Financial Corp. ................. 86,911 4,823,561
US Bancorp ....................... 87,985 5,012,505
Wells Fargo & Co. ................... 266,701 12,078,888
Zions Bancorp NA ................... 9,843 520,301
100,948,109
Beverages — 1.4%
Brown-Forman Corp., Class B ........... 11,318 848,171
Coca-Cola Co. (The) ................. 250,204 13,538,538
Constellation Brands, Inc., Class A ........ 11,039 2,581,912
Molson Coors Beverage Co., Class B
(a)(b)
.... 11,838 635,582
Monster Beverage Corp.
(a)
.............. 23,956 2,188,381
Security
Shares
Shares Value
Beverages (continued)
PepsiCo, Inc. ...................... 89,002 $ 13,187,426
32,980,010
Biotechnology — 1.8%
AbbVie, Inc. ....................... 113,921 12,832,061
Alexion Pharmaceuticals, Inc.
(a)
.......... 14,194 2,607,580
Amgen, Inc. ....................... 37,260 9,082,125
Biogen, Inc.
(a)
...................... 9,647 3,340,467
Gilead Sciences, Inc. ................. 81,066 5,582,205
Incyte Corp.
(a)
...................... 12,171 1,023,946
Regeneron Pharmaceuticals, Inc.
(a)
........ 6,753 3,771,821
Vertex Pharmaceuticals, Inc.
(a)
........... 16,873 3,402,103
41,642,308
Building Products — 0.5%
Allegion plc ........................ 5,762 802,647
AO Smith Corp. ..................... 8,422 606,889
Carrier Global Corp. .................. 52,667 2,559,616
Fortune Brands Home & Security, Inc. ...... 8,850 881,548
Johnson Controls International plc ........ 46,392 3,183,883
Masco Corp. ....................... 16,954 998,760
Trane Technologies plc ................ 15,618 2,875,899
11,909,242
Capital Markets — 3.0%
Ameriprise Financial, Inc. .............. 7,429 1,848,929
Bank of New York Mellon Corp. (The) ...... 51,608 2,643,878
BlackRock, Inc.
(c)
.................... 9,200 8,049,724
Cboe Global Markets, Inc. .............. 6,825 812,516
Charles Schwab Corp. (The) ............ 96,993 7,062,060
CME Group, Inc. .................... 23,264 4,947,788
Franklin Resources, Inc.
(b)
.............. 18,342 586,761
Goldman Sachs Group, Inc. (The) ........ 21,984 8,343,587
Intercontinental Exchange, Inc. .......... 36,237 4,301,332
Invesco Ltd. ....................... 25,400 678,942
MarketAxess Holdings, Inc. ............. 2,386 1,106,126
Moody's Corp. ...................... 10,391 3,765,387
Morgan Stanley ..................... 96,043 8,806,183
MSCI, Inc. ........................ 5,294 2,822,125
Nasdaq, Inc. ....................... 7,477 1,314,457
Northern Trust Corp. .................. 13,174 1,523,178
Raymond James Financial, Inc. .......... 8,140 1,057,386
S&P Global, Inc.
(b)
................... 15,622 6,412,050
State Street Corp. ................... 22,698 1,867,591
T. Rowe Price Group, Inc. .............. 14,790 2,927,976
70,877,976
Chemicals — 1.8%
Air Products & Chemicals, Inc. ........... 14,348 4,127,633
Albemarle Corp. .................... 7,586 1,277,937
Celanese Corp. ..................... 7,260 1,100,616
CF Industries Holdings, Inc. ............. 14,415 741,652
Corteva, Inc. ....................... 48,318 2,142,903
Dow, Inc. ......................... 48,432 3,064,777
DuPont de Nemours, Inc. .............. 34,704 2,686,437
Eastman Chemical Co. ................ 8,637 1,008,370
Ecolab, Inc. ....................... 15,970 3,289,341
FMC Corp. ........................ 8,087 875,013
International Flavors & Fragrances, Inc. ..... 15,979 2,387,263
Linde plc ......................... 33,729 9,751,054
LyondellBasell Industries NV, Class A ...... 16,544 1,701,881
Mosaic Co. (The) .................... 21,579 688,586
PPG Industries, Inc. .................. 15,341 2,604,442
Sherwin-Williams Co. (The) ............. 15,479 4,217,253
41,665,158

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock S&P 500 Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Commercial Services & Supplies — 0.4%
Cintas Corp. ....................... 5,607 $ 2,141,874
Copart, Inc.
(a)
...................... 13,609 1,794,074
Republic Services, Inc. ................ 13,148 1,446,412
Rollins, Inc. ........................ 15,270 522,234
Waste Management, Inc. ............... 25,115 3,518,863
9,423,457
Communications Equipment — 0.8%
Arista Networks, Inc.
(a)
................ 3,571 1,293,809
Cisco Systems, Inc. .................. 272,358 14,434,974
F5 Networks, Inc.
(a)
.................. 3,878 723,867
Juniper Networks, Inc. ................ 19,682 538,303
Motorola Solutions, Inc. ............... 10,945 2,373,423
19,364,376
Construction & Engineering — 0.0%
Quanta Services, Inc. ................. 8,682 786,329
Construction Materials — 0.1%
Martin Marietta Materials, Inc. ........... 3,964 1,394,575
Vulcan Materials Co. ................. 8,623 1,501,005
2,895,580
Consumer Finance — 0.7%
American Express Co. ................ 42,023 6,943,460
Capital One Financial Corp. ............. 29,094 4,500,551
Discover Financial Services ............. 19,787 2,340,604
Synchrony Financial .................. 34,651 1,681,267
15,465,882
Containers & Packaging — 0.3%
Amcor plc ......................... 101,257 1,160,405
Avery Dennison Corp. ................. 5,339 1,122,471
Ball Corp. ......................... 21,075 1,707,497
International Paper Co. ................ 25,164 1,542,805
Packaging Corp. of America ............ 6,109 827,281
Sealed Air Corp. .................... 9,481 561,749
WestRock Co. ...................... 17,741 944,176
7,866,384
Distributors — 0.1%
Genuine Parts Co. ................... 9,113 1,152,521
LKQ Corp.
(a)
....................... 18,703 920,562
Pool Corp. ........................ 2,525 1,158,116
3,231,199
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B
(a)
....... 122,507 34,047,145
Diversified Telecommunication Services — 1.2%
AT&T, Inc. ......................... 460,088 13,241,333
Lumen Technologies, Inc. .............. 62,562 850,217
Verizon Communications, Inc. ........... 266,962 14,957,881
29,049,431
Electric Utilities — 1.5%
Alliant Energy Corp. .................. 15,821 882,179
American Electric Power Co., Inc. ......... 32,235 2,726,759
Duke Energy Corp. .................. 49,588 4,895,327
Edison International .................. 24,738 1,430,351
Entergy Corp. ...................... 13,122 1,308,263
Evergy, Inc. ........................ 14,635 884,393
Eversource Energy .................. 22,078 1,771,539
Exelon Corp. ....................... 63,781 2,826,136
FirstEnergy Corp. ................... 35,295 1,313,327
NextEra Energy, Inc. ................. 126,436 9,265,230
NRG Energy, Inc. .................... 15,211 613,003
Pinnacle West Capital Corp. ............ 6,973 571,577
PPL Corp. ........................ 49,079 1,372,740
Security
Shares
Shares Value
Electric Utilities (continued)
Southern Co. (The) .................. 67,994 $ 4,114,317
Xcel Energy, Inc. .................... 34,802 2,292,756
36,267,897
Electrical Equipment — 0.6%
AMETEK, Inc. ...................... 14,860 1,983,810
Eaton Corp. plc
(b)
.................... 25,840 3,828,971
Emerson Electric Co. ................. 38,460 3,701,391
Generac Holdings, Inc.
(a)
............... 4,107 1,705,021
Rockwell Automation, Inc. .............. 7,512 2,148,582
13,367,775
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A .............. 38,998 2,667,853
CDW Corp. ........................ 8,943 1,561,895
Corning, Inc. ....................... 49,524 2,025,532
IPG Photonics Corp.
(a)
................ 2,423 510,696
Keysight Technologies, Inc.
(a)
............ 11,835 1,827,442
TE Connectivity Ltd. .................. 21,077 2,849,821
Trimble, Inc.
(a)
...................... 16,702 1,366,725
Zebra Technologies Corp., Class A
(a)
....... 3,425 1,813,503
14,623,467
Energy Equipment & Services — 0.2%
Baker Hughes Co.
(b)
.................. 46,544 1,064,461
Halliburton Co. ..................... 57,407 1,327,250
NOV, Inc.
(a)
........................ 26,419 404,739
Schlumberger NV ................... 90,569 2,899,114
5,695,564
Entertainment — 1.9%
Activision Blizzard, Inc. ................ 50,072 4,778,872
Electronic Arts, Inc. .................. 18,443 2,652,657
Live Nation Entertainment, Inc.
(a)
......... 9,551 836,572
Netflix, Inc.
(a)
....................... 28,572 15,092,016
Take-Two Interactive Software, Inc.
(a)
....... 7,277 1,288,174
Walt Disney Co. (The)
(a)
............... 117,503 20,653,502
45,301,793
Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc. ....... 9,187 1,671,483
American Tower Corp. ................ 29,516 7,973,452
AvalonBay Communities, Inc. ........... 8,903 1,857,967
Boston Properties, Inc. ................ 9,085 1,041,050
Crown Castle International Corp. ......... 28,067 5,475,872
Digital Realty Trust, Inc. ............... 18,051 2,715,953
Duke Realty Corp. ................... 24,845 1,176,411
Equinix, Inc. ....................... 5,809 4,662,303
Equity Residential ................... 22,327 1,719,179
Essex Property Trust, Inc. .............. 4,253 1,275,943
Extra Space Storage, Inc. .............. 8,388 1,374,122
Federal Realty Investment Trust .......... 4,684 548,824
Healthpeak Properties, Inc. ............. 33,888 1,128,131
Host Hotels & Resorts, Inc.
(a)
............ 44,281 756,762
Iron Mountain, Inc. ................... 19,590 829,049
Kimco Realty Corp. .................. 29,782 620,955
Mid-America Apartment Communities, Inc. ... 7,396 1,245,634
Prologis, Inc. ....................... 47,528 5,681,022
Public Storage ...................... 9,905 2,978,334
Realty Income Corp.
(b)
................ 23,586 1,574,130
Regency Centers Corp. ............... 9,883 633,204
SBA Communications Corp. ............ 6,987 2,226,757
Simon Property Group, Inc. ............. 21,195 2,765,524
UDR, Inc. ......................... 18,934 927,387
Ventas, Inc. ....................... 24,186 1,381,021
Vornado Realty Trust ................. 10,876 507,583
Welltower, Inc. ...................... 26,957 2,240,127

BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co. ................... 47,743 $ 1,643,314
58,631,493
Food & Staples Retailing — 1.3%
Costco Wholesale Corp. ............... 28,557 11,299,148
Kroger Co. (The) .................... 50,024 1,916,420
Sysco Corp. ....................... 33,260 2,585,965
Walgreens Boots Alliance, Inc. ........... 46,625 2,452,941
Walmart, Inc. ....................... 88,702 12,508,756
30,763,230
Food Products — 0.9%
Archer-Daniels-Midland Co. ............. 35,902 2,175,661
Campbell Soup Co. .................. 12,707 579,312
Conagra Brands, Inc. ................. 32,012 1,164,597
General Mills, Inc. ................... 39,879 2,429,827
Hershey Co. (The) ................... 9,270 1,614,649
Hormel Foods Corp. .................. 18,030 860,932
JM Smucker Co. (The) ................ 6,864 889,368
Kellogg Co. ........................ 16,443 1,057,778
Kraft Heinz Co. (The) ................. 42,464 1,731,682
Lamb Weston Holdings, Inc. ............ 9,237 745,056
McCormick & Co., Inc. (Non-Voting) ....... 16,334 1,442,619
Mondelez International, Inc., Class A ....... 91,099 5,688,222
Tyson Foods, Inc., Class A ............. 19,106 1,409,259
21,788,962
Gas Utilities — 0.0%
Atmos Energy Corp. .................. 9,128 877,292
Health Care Equipment & Supplies — 3.6%
Abbott Laboratories .................. 115,057 13,338,558
ABIOMED, Inc.
(a)
.................... 2,906 906,992
Align Technology, Inc.
(a)
................ 4,685 2,862,535
Baxter International, Inc. ............... 32,356 2,604,658
Becton Dickinson and Co. .............. 18,682 4,543,276
Boston Scientific Corp.
(a)
............... 91,281 3,903,176
Cooper Cos., Inc. (The) ............... 3,187 1,262,912
Danaher Corp. ..................... 40,892 10,973,777
Dentsply Sirona, Inc. ................. 14,029 887,475
DexCom, Inc.
(a)
..................... 6,252 2,669,604
Edwards Lifesciences Corp.
(a)
........... 40,236 4,167,242
Hologic, Inc.
(a)
...................... 17,120 1,142,246
IDEXX Laboratories, Inc.
(a)
.............. 5,576 3,521,523
Intuitive Surgical, Inc.
(a)
................ 7,623 7,010,416
Medtronic plc ...................... 86,967 10,795,214
ResMed, Inc. ...................... 9,301 2,292,882
STERIS plc ........................ 6,409 1,322,177
Stryker Corp. ...................... 21,025 5,460,823
Teleflex, Inc. ....................... 3,068 1,232,692
West Pharmaceutical Services, Inc. ....... 4,690 1,684,179
Zimmer Biomet Holdings, Inc. ........... 13,436 2,160,777
84,743,134
Health Care Providers & Services — 2.6%
AmerisourceBergen Corp. .............. 9,358 1,071,397
Anthem, Inc. ....................... 15,869 6,058,784
Cardinal Health, Inc. .................. 19,142 1,092,817
Centene Corp.
(a)
.................... 37,725 2,751,284
Cigna Corp. ....................... 22,211 5,265,562
CVS Health Corp. ................... 84,599 7,058,941
DaVita, Inc.
(a)
....................... 4,551 548,077
HCA Healthcare, Inc. ................. 17,014 3,517,474
Henry Schein, Inc.
(a)
.................. 8,855 656,953
Humana, Inc. ...................... 8,287 3,668,821
Laboratory Corp. of America Holdings
(a)
..... 6,261 1,727,097
McKesson Corp. .................... 10,167 1,944,337
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc. ................ 8,490 $ 1,120,425
UnitedHealth Group, Inc. ............... 60,985 24,420,833
Universal Health Services, Inc., Class B .... 5,192 760,265
61,663,067
Health Care Technology — 0.1%
Cerner Corp. ....................... 19,924 1,557,260
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.
(a)
............... 2,664 5,829,072
Caesars Entertainment, Inc.
(a)
........... 13,538 1,404,567
Carnival Corp.
(a)
..................... 52,493 1,383,715
Chipotle Mexican Grill, Inc.
(a)
............ 1,826 2,830,921
Darden Restaurants, Inc. .............. 8,192 1,195,950
Domino's Pizza, Inc. .................. 2,453 1,144,300
Expedia Group, Inc.
(a)
................. 9,080 1,486,487
Hilton Worldwide Holdings, Inc.
(a)
......... 17,909 2,160,184
Las Vegas Sands Corp.
(a)
.............. 20,727 1,092,106
Marriott International, Inc., Class A
(a)
....... 17,268 2,357,427
McDonald's Corp. ................... 48,099 11,110,388
MGM Resorts International ............. 25,737 1,097,683
Norwegian Cruise Line Holdings Ltd.
(a)
...... 23,870 702,017
Penn National Gaming, Inc.
(a)
............ 9,681 740,500
Royal Caribbean Cruises Ltd.
(a)
.......... 14,040 1,197,331
Starbucks Corp. ..................... 75,907 8,487,162
Wynn Resorts Ltd.
(a)
.................. 6,665 815,129
Yum! Brands, Inc. ................... 19,530 2,246,536
47,281,475
Household Durables — 0.4%
DR Horton, Inc. ..................... 21,319 1,926,598
Garmin Ltd. ........................ 9,831 1,421,956
Leggett & Platt, Inc. .................. 9,250 479,242
Lennar Corp., Class A ................. 17,728 1,761,277
Mohawk Industries, Inc.
(a)
.............. 3,744 719,559
Newell Brands, Inc. .................. 23,373 642,056
NVR, Inc.
(a)
........................ 220 1,094,126
PulteGroup, Inc. .................... 17,908 977,240
Whirlpool Corp. ..................... 3,951 861,397
9,883,451
Household Products — 1.4%
Church & Dwight Co., Inc. .............. 15,630 1,331,989
Clorox Co. (The) .................... 8,013 1,441,619
Colgate-Palmolive Co. ................ 54,636 4,444,638
Kimberly-Clark Corp. ................. 21,995 2,942,491
Procter & Gamble Co. (The) ............ 158,860 21,434,980
31,595,717
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) .................... 44,428 1,158,238
Industrial Conglomerates — 1.2%
3M Co. ........................... 37,359 7,420,618
General Electric Co. .................. 563,751 7,588,088
Honeywell International, Inc. ............ 44,868 9,841,796
Roper Technologies, Inc. ............... 6,750 3,173,850
28,024,352
Insurance — 1.9%
Aflac, Inc. ......................... 40,522 2,174,411
Allstate Corp. (The) .................. 19,317 2,519,709
American International Group, Inc. ........ 56,400 2,684,640
Aon plc, Class A .................... 14,750 3,521,710
Arthur J Gallagher & Co. ............... 13,415 1,879,173
Assurant, Inc. ...................... 4,017 627,375
Chubb Ltd. ........................ 29,038 4,615,300
Cincinnati Financial Corp. .............. 9,636 1,123,750

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock S&P 500 Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Insurance (continued)
Everest Re Group Ltd. ................ 2,469 $ 622,213
Globe Life, Inc. ..................... 5,997 571,214
Hartford Financial Services Group, Inc. (The) . 23,541 1,458,836
Lincoln National Corp. ................ 11,395 716,062
Loews Corp. ....................... 14,825 810,186
Marsh & McLennan Cos., Inc. ........... 32,784 4,612,053
MetLife, Inc. ....................... 48,847 2,923,493
Principal Financial Group, Inc.
(b)
.......... 16,314 1,030,882
Progressive Corp. (The) ............... 37,776 3,709,981
Prudential Financial, Inc. ............... 25,611 2,624,359
Travelers Cos., Inc. (The) .............. 16,460 2,464,227
Unum Group ....................... 14,011 397,912
Willis Towers Watson plc ............... 8,292 1,907,326
WR Berkley Corp. ................... 8,711 648,360
43,643,172
Interactive Media & Services — 6.4%
(a)
Alphabet, Inc., Class A ................ 19,401 47,373,168
Alphabet, Inc., Class C ................ 18,445 46,229,072
Facebook, Inc., Class A ............... 154,861 53,846,719
Twitter, Inc. ........................ 51,826 3,566,147
151,015,106
Internet & Direct Marketing Retail — 4.3%
Amazon.com, Inc.
(a)
.................. 27,709 95,323,393
eBay, Inc. ......................... 42,022 2,950,365
Etsy, Inc.
(a)
........................ 8,149 1,677,390
99,951,148
IT Services — 5.2%
Accenture plc, Class A ................ 40,917 12,061,922
Akamai Technologies, Inc.
(a)
............. 10,686 1,245,988
Automatic Data Processing, Inc. .......... 27,607 5,483,302
Broadridge Financial Solutions, Inc. ....... 7,536 1,217,290
Cognizant Technology Solutions Corp., Class A 34,328 2,377,557
DXC Technology Co.
(a)
................ 17,049 663,888
Fidelity National Information Services, Inc. ... 40,203 5,695,559
Fiserv, Inc.
(a)
....................... 38,584 4,124,244
FleetCor Technologies, Inc.
(a)
............ 5,508 1,410,379
Gartner, Inc.
(a)
...................... 5,498 1,331,616
Global Payments, Inc. ................ 19,274 3,614,646
International Business Machines Corp. ..... 57,482 8,426,286
Jack Henry & Associates, Inc. ........... 4,932 806,431
Mastercard, Inc., Class A ............... 56,563 20,650,586
Paychex, Inc. ...................... 20,600 2,210,380
PayPal Holdings, Inc.
(a)
................ 75,928 22,131,493
VeriSign, Inc.
(a)
..................... 6,350 1,445,832
Visa, Inc., Class A ................... 109,420 25,584,584
Western Union Co. (The) .............. 25,704 590,421
121,072,404
Leisure Products — 0.0%
Hasbro, Inc. ....................... 8,195 774,591
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc. .............. 19,629 2,901,363
Bio-Rad Laboratories, Inc., Class A
(a)
....... 1,365 879,456
Charles River Laboratories International, Inc.
(a)
3,237 1,197,431
Illumina, Inc.
(a)
...................... 9,412 4,453,853
IQVIA Holdings, Inc.
(a)
................. 12,444 3,015,430
Mettler-Toledo International, Inc.
(a)
........ 1,527 2,115,414
PerkinElmer, Inc. .................... 6,996 1,080,252
Thermo Fisher Scientific, Inc. ............ 25,405 12,816,060
Waters Corp.
(a)
..................... 4,005 1,384,168
29,843,427
Security
Shares
Shares Value
Machinery — 1.7%
Caterpillar, Inc. ..................... 35,179 $ 7,656,006
Cummins, Inc. ...................... 9,608 2,342,526
Deere & Co. ....................... 20,138 7,102,874
Dover Corp. ....................... 9,328 1,404,797
Fortive Corp. ....................... 22,182 1,546,973
IDEX Corp. ........................ 4,919 1,082,426
Illinois Tool Works, Inc. ................ 18,720 4,185,043
Ingersoll Rand, Inc.
(a)
................. 24,274 1,184,814
Otis Worldwide Corp. ................. 26,219 2,143,928
PACCAR, Inc. ...................... 22,343 1,994,113
Parker-Hannifin Corp. ................. 8,366 2,569,282
Pentair plc ........................ 10,279 693,730
Snap-on, Inc. ...................... 3,420 764,131
Stanley Black & Decker, Inc. ............ 10,283 2,107,912
Westinghouse Air Brake Technologies Corp. .. 11,598 954,515
Xylem, Inc. ........................ 11,836 1,419,846
39,152,916
Media — 1.3%
Charter Communications, Inc., Class A
(a)
.... 8,951 6,457,699
Comcast Corp., Class A ............... 296,874 16,927,755
Discovery, Inc., Class A
(a)
.............. 11,085 340,088
Discovery, Inc., Class C
(a)
.............. 18,405 533,377
DISH Network Corp., Class A
(a)
.......... 15,304 639,707
Fox Corp., Class A ................... 22,915 850,834
Fox Corp., Class B ................... 8,644 304,269
Interpublic Group of Cos., Inc. (The) ....... 24,424 793,536
News Corp., Class A .................. 23,938 616,882
News Corp., Class B ................. 8,848 215,449
Omnicom Group, Inc. ................. 14,359 1,148,576
ViacomCBS, Inc. .................... 39,118 1,768,134
30,596,306
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. ............... 95,351 3,538,475
Newmont Corp. ..................... 51,547 3,267,049
Nucor Corp. ....................... 19,086 1,830,920
8,636,444
Multiline Retail — 0.5%
Dollar General Corp. ................. 15,346 3,320,721
Dollar Tree, Inc.
(a)
.................... 15,114 1,503,843
Target Corp. ....................... 32,011 7,738,339
12,562,903
Multi-Utilities — 0.7%
Ameren Corp. ...................... 16,006 1,281,120
CenterPoint Energy, Inc. ............... 37,390 916,803
CMS Energy Corp. ................... 18,379 1,085,831
Consolidated Edison, Inc. .............. 22,031 1,580,063
Dominion Energy, Inc. ................. 52,425 3,856,907
DTE Energy Co. .................... 12,655 1,640,088
NiSource, Inc. ...................... 23,894 585,403
Public Service Enterprise Group, Inc. ...... 32,563 1,945,314
Sempra Energy ..................... 20,841 2,761,016
WEC Energy Group, Inc. ............... 20,290 1,804,796
17,457,341
Oil, Gas & Consumable Fuels — 2.6%
APA Corp. ........................ 25,339 548,082
Cabot Oil & Gas Corp. ................ 23,934 417,888
Chevron Corp. ...................... 124,576 13,048,090
ConocoPhillips ..................... 87,397 5,322,477
Devon Energy Corp. .................. 37,979 1,108,607
Diamondback Energy, Inc. .............. 11,800 1,107,902
EOG Resources, Inc. ................. 37,647 3,141,266
Exxon Mobil Corp. ................... 273,112 17,227,905

BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp. ........................ 17,640 $ 1,540,325
Kinder Morgan, Inc. .................. 125,290 2,284,037
Marathon Oil Corp. ................... 53,060 722,677
Marathon Petroleum Corp. ............. 42,301 2,555,826
Occidental Petroleum Corp. ............. 53,515 1,673,414
ONEOK, Inc. ....................... 28,417 1,581,122
Phillips 66 ......................... 28,184 2,418,751
Pioneer Natural Resources Co. .......... 15,132 2,459,253
Valero Energy Corp. .................. 26,316 2,054,753
Williams Cos., Inc. (The) ............... 78,173 2,075,493
61,287,868
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A ..... 14,886 4,734,939
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co. ............... 144,539 9,658,096
Catalent, Inc.
(a)
..................... 11,001 1,189,428
Eli Lilly & Co. ...................... 51,319 11,778,737
Johnson & Johnson .................. 170,497 28,087,676
Merck & Co., Inc. .................... 163,237 12,694,941
Organon & Co.
(a)
.................... 16,323 493,934
Perrigo Co. plc ..................... 9,152 419,619
Pfizer, Inc. ........................ 362,481 14,194,756
Viatris, Inc. ........................ 79,879 1,141,471
Zoetis, Inc. ........................ 30,711 5,723,302
85,381,960
Professional Services — 0.4%
Equifax, Inc. ....................... 7,769 1,860,753
IHS Markit Ltd. ..................... 24,221 2,728,738
Jacobs Engineering Group, Inc. .......... 8,658 1,155,150
Leidos Holdings, Inc. ................. 8,570 866,427
Nielsen Holdings plc .................. 21,810 538,053
Robert Half International, Inc. ............ 6,983 621,278
Verisk Analytics, Inc. .................. 10,495 1,833,686
9,604,085
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)
............ 21,577 1,849,796
Road & Rail — 1.0%
CSX Corp. ........................ 147,441 4,729,907
JB Hunt Transport Services, Inc. ......... 5,355 872,597
Kansas City Southern ................. 5,915 1,676,134
Norfolk Southern Corp. ................ 16,254 4,313,974
Old Dominion Freight Line, Inc. .......... 6,267 1,590,565
Union Pacific Corp. .................. 42,822 9,417,842
22,601,019
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc.
(a)
.......... 78,674 7,389,849
Analog Devices, Inc.
(b)
................ 23,848 4,105,672
Applied Materials, Inc. ................ 59,201 8,430,222
Broadcom, Inc. ..................... 26,336 12,558,058
Enphase Energy, Inc.
(a)
................ 8,917 1,637,429
Intel Corp. ........................ 260,914 14,647,712
KLA Corp. ......................... 9,810 3,180,500
Lam Research Corp. ................. 9,270 6,031,989
Maxim Integrated Products, Inc. .......... 17,558 1,849,911
Microchip Technology, Inc. .............. 17,723 2,653,842
Micron Technology, Inc.
(a)
.............. 71,928 6,112,442
Monolithic Power Systems, Inc. .......... 2,807 1,048,274
NVIDIA Corp. ...................... 40,257 32,209,626
NXP Semiconductors NV .............. 18,031 3,709,337
Qorvo, Inc.
(a)
....................... 7,134 1,395,767
QUALCOMM, Inc. ................... 72,766 10,400,444
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc. ............... 10,680 $ 2,047,890
Teradyne, Inc. ...................... 10,980 1,470,881
Texas Instruments, Inc. ................ 59,367 11,416,274
Xilinx, Inc. ......................... 15,914 2,301,801
134,597,920
Software — 8.9%
Adobe, Inc.
(a)
....................... 30,922 18,109,160
ANSYS, Inc.
(a)
...................... 5,504 1,910,218
Autodesk, Inc.
(a)
..................... 14,230 4,153,737
Cadence Design Systems, Inc.
(a)
......... 18,213 2,491,903
Citrix Systems, Inc. .................. 8,079 947,424
Fortinet, Inc.
(a)
...................... 8,735 2,080,590
Intuit, Inc. ......................... 17,584 8,619,149
Microsoft Corp. ..................... 486,567 131,811,000
NortonLifeLock, Inc. .................. 37,596 1,023,363
Oracle Corp. ....................... 117,755 9,166,049
Paycom Software, Inc.
(a)
............... 3,227 1,172,918
PTC, Inc.
(a)
........................ 6,841 966,360
salesforce.com, Inc.
(a)
................. 59,857 14,621,269
ServiceNow, Inc.
(a)(b)
.................. 12,809 7,039,186
Synopsys, Inc.
(a)
.................... 9,676 2,668,544
Tyler Technologies, Inc.
(a)
.............. 2,612 1,181,591
207,962,461
Specialty Retail — 2.2%
Advance Auto Parts, Inc. ............... 4,074 835,740
AutoZone, Inc.
(a)
.................... 1,418 2,115,968
Best Buy Co., Inc. ................... 14,204 1,633,176
CarMax, Inc.
(a)
...................... 10,758 1,389,396
Gap, Inc. (The) ..................... 14,155 476,316
Home Depot, Inc. (The) ............... 68,780 21,933,254
L Brands, Inc. ...................... 14,543 1,047,969
Lowe's Cos., Inc. .................... 45,728 8,869,860
O'Reilly Automotive, Inc.
(a)
.............. 4,512 2,554,739
Ross Stores, Inc. .................... 22,817 2,829,308
TJX Cos., Inc. (The) .................. 78,128 5,267,390
Tractor Supply Co. ................... 7,564 1,407,358
Ulta Beauty, Inc.
(a)
................... 3,542 1,224,717
51,585,191
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc. ........................ 1,013,709 138,837,585
Hewlett Packard Enterprise Co. .......... 83,500 1,217,430
HP, Inc. .......................... 78,096 2,357,718
NetApp, Inc. ....................... 14,025 1,147,526
Seagate Technology Holdings plc ......... 13,182 1,159,093
Western Digital Corp.
(a)
................ 19,531 1,390,021
146,109,373
Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc. ................... 23,134 431,912
NIKE, Inc., Class B .................. 82,026 12,672,197
PVH Corp.
(a)
....................... 4,733 509,223
Ralph Lauren Corp. .................. 3,279 386,299
Tapestry, Inc.
(a)
..................... 17,332 753,595
Under Armour, Inc., Class A
(a)
............ 12,618 266,871
Under Armour, Inc., Class C
(a)
........... 13,493 250,565
VF Corp. ......................... 20,540 1,685,102
16,955,764
Tobacco — 0.7%
Altria Group, Inc. .................... 119,600 5,702,528
Philip Morris International, Inc. ........... 100,466 9,957,185
15,659,713

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock S&P 500 Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Trading Companies & Distributors — 0.2%
Fastenal Co. ....................... 36,944 $ 1,921,088
United Rentals, Inc.
(a)
................. 4,615 1,472,231
WW Grainger, Inc. ................... 2,807 1,229,466
4,622,785
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 11,670 1,798,697
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.
(a)
................... 37,975 5,499,919
Total Common Stocks — 99.9%
(Cost: $829,104,694) .............................. 2,347,308,707
Total Long-Term Investments — 99.9%
(Cost: $829,104,694) .............................. 2,347,308,707
Security
Shares
Shares Value
Short-Term Securities — 0.7%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% .................... 7,170,708 $ 7,170,708
SL Liquidity Series, LLC, Money Market Series,
0.13%
(e)
........................ 9,941,493 9,944,476
Total Short-Term Securities — 0.7%
(Cost: $17,115,184) ............................... 17,115,184
Total Investments — 100.6%
(Cost: $846,219,878 ) .............................. 2,364,423,891
Liabilities in Excess of Other Assets — (0.6)% ............. (13,465,483)
Net Assets — 100.0% ............................... $ 2,350,958,408
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 20,694,526 $ — $ (13,523,818) $ — $ — $ 7,170,708 7,170,708 $ 1,110 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 13,895,670 — (3,953,855) 2,661 — 9,944,476 9,941,493 24,151
(b)
—
BlackRock, Inc. ............ 6,836,592 — (200,087) 144,335 1,268,884 8,049,724 9,200 76,355 —
$ 146,996 $ 1,268,884 $ 25,164,908 $ 101,616 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
11
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 37 09/17/21 $ 7,934 $ 96,097
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 96,097 $ — $ — $ — $ 96,097
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 2,706,886 $ — $ — $ — $ 2,706,886
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — (190,040) — — — (190,040)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 7,537,615

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock S&P 500 Index V.I. Fund
12
Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 2,347,308,707 $ — $ — $ 2,347,308,707
Short-Term Securities ....................................... 7,170,708 — — 7,170,708
$ 2,354,479,415 $ — $ — $ 2,354,479,415
Investments valued at NAV
(a)
...................................... 9,944,476
$ —
$ 2,364,423,891
$ —
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 96,097 $ — $ — $ 96,097
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

June 30, 2021
13
Financial Statements
BlackRock S&P
500 Index V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 2,339,258,983
Investments, at value — affiliated
(c)
......................................................................................... 25,164,908
Cash ............................................................................................................. 5,767
Cash pledged for futures contracts .......................................................................................... 412,000
Receivables: –
Securities lending income — affiliated ...................................................................................... 1,980
Capital shares sold ................................................................................................... 305,300
Dividends — affiliated ................................................................................................. 52
Dividends — unaffiliated ............................................................................................... 1,362,769
Variation margin on futures contracts ....................................................................................... 12,200
Prepaid expenses ..................................................................................................... 23,623
Total assets .........................................................................................................
2,366,547,582
LIABILITIES
Collateral on securities loaned, at value ....................................................................................... 10,043,170
Payables: –
Capital shares redeemed ............................................................................................... 4,544,906
Distribution fees ..................................................................................................... 51,472
Investment advisory fees .............................................................................................. 133,643
Directors' and Officer's fees ............................................................................................. 3,264
Other affiliate fees ................................................................................................... 8,313
Transfer agent fees .................................................................................................. 343,794
Other accrued expenses ............................................................................................... 460,612
Total liabilities ........................................................................................................
15,589,174
NET ASSETS ........................................................................................................
$ 2,350,958,408
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 751,365,084
Accumulated earnings .................................................................................................. 1,599,593,324
NET ASSETS ........................................................................................................
$ 2,350,958,408
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 826,355,868
(b)
  Securities loaned, at value .............................................................................................. $ 9,830,588
(c)
  Investments, at cost — affiliated .......................................................................................... $ 19,864,010
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
14
See notes to financial statements.
BlackRock S&P
500 Index V.I.
Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 2,063,773,388
Shares outstanding .................................................................................................
65,685,774
Net asset value ....................................................................................................
$ 31.42
Shares authorized ..................................................................................................
300 million
Par value ........................................................................................................
$ 0.10
Class II
Net assets ........................................................................................................
$ 10,504,363
Shares outstanding .................................................................................................
338,294
Net asset value ....................................................................................................
$ 31.05
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 276,680,657
Shares outstanding .................................................................................................
8,909,449
Net asset value ....................................................................................................
$ 31.05
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2021
15
Financial Statements
P;
See notes to financial statements.
BlackRock S&P
500 Index V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 77,465
Dividends — unaffiliated ............................................................................................... 16,092,257
Securities lending income — affiliated — net ................................................................................. 24,151
Foreign taxes withheld ................................................................................................ (1,521)
Total investment income .................................................................................................
16,192,352
EXPENSES
Investment advisory .................................................................................................. 776,897
Transfer agent — class specific .......................................................................................... 552,948
Distribution — class specific ............................................................................................ 343,675
Accounting services .................................................................................................. 79,299
Professional ....................................................................................................... 24,472
Custodian ......................................................................................................... 18,909
Transfer agent ...................................................................................................... 8,565
Directors and Officer ................................................................................................. 6,480
Miscellaneous ...................................................................................................... 96,612
Total expenses .......................................................................................................
1,907,857
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (2,835)
Transfer agent fees reimbursed — class specific ............................................................................... (9,299)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,895,723
Net investment income ..................................................................................................
14,296,629
REALIZED AND UNREALIZED GAIN (LOSS) $ 301,696,548
Net realized gain from: $ –
Investments — affiliated ............................................................................................. 146,996
Investments — unaffiliated ........................................................................................... 56,285,999
Futures contracts .................................................................................................. 2,706,886
A
59,139,881
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. 1,268,884
Investments — unaffiliated ........................................................................................... 241,477,823
Futures contracts .................................................................................................. (190,040)
A
242,556,667
Net realized and unrealized gain ...........................................................................................
301,696,548
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 315,993,177

Statements of Changes in Net Assets

2021
BlackRock Semi-Annual Report to Shareholders
16
See notes to financial statements.
BlackRock S&P 500 Index V.I. Fund
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ 14,296,629 $ 32,491,017
Net realized gain (loss) .............................................................................. 59,139,881 142,974,461
Net change in unrealized appreciation (depreciation) .......................................................... 242,556,667 153,801,613
Net increase in net assets resulting from operations .............................................................
315,993,177 329,267,091
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ — (137,187,142)
  Class II ....................................................................................... — (661,108)
  Class III ....................................................................................... — (19,843,841)
Decrease in net assets resulting from distributions to shareholders ...................................................
— (157,692,091)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(101,940,345) (51,063,425)
NET ASSETS
Total increase in net assets ............................................................................. 214,052,832 120,511,575
Beginning of period .................................................................................. 2,136,905,576 2,016,394,001
End of period ......................................................................................
$ 2,350,958,408 $ 2,136,905,576
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock S&P 500 Index V.I. Fund
Class I
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 27.28 $ 24.94 $ 20.50 $ 22.82 $ 19.90 $ 19.08
Net investment income (loss)
(a)
...................
0.19 0.43 0.45 0.44 0.37 0.37
Net realized and unrealized gain (loss) .............
3.95 4.05 5.94 (1.51) 3.91 1.85
Net increase (decrease) from investment operations ......
4.14 4.48 6.39 (1.07) 4.28 2.22
Distributions
(b)
– – – – – –
From net investment income ....................
— (0.46) (0.54) (0.25) (0.39) (0.38)
From net realized gain .........................
— (1.68) (1.41) (1.00) (0.97) (1.02)
Total distributions .............................
— (2.14) (1.95) (1.25) (1.36) (1.40)
Net asset value, end of period ....................
$ 31.42 $ 27.28 $ 24.94 $ 20.50 $ 22.82 $ 19.90
Total Return
(c)
15.18% 18.24% 31.34% (4.61)% 21.50% —
Based on net asset value ........................
15.18%
(d)
18.24% 31.34% (4.61)% 21.50% 11.60%
Ratios to Average Net Assets
Total expenses ...............................
0.14%
(e)
0.16% 0.15% 0.19%
(f)
0.46% 0.46%
Total expenses after fees waived and/or reimbursed ......
0.14%
(e)
0.15% 0.14% 0.16%
(f)
0.30% 0.31%
Net investment income (loss) .....................
1.32%
(e)
1.73% 1.90% 1.88% 1.68% 1.87%
Supplemental Data
Net assets, end of period (000) ....................
$ 2,063,773 $ 1,857,885 $ 1,709,703 $ 1,412,400 $ 216,251 $ 195,261
Portfolio turnover rate ..........................
1% 4% 3% 5% 3% 4%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.
(f)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.18%
and 0.15%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
18
BlackRock S&P 500 Index V.I. Fund
Class II
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 26.98 $ 24.70 $ 20.32 $ 22.63 $ 19.75 $ 18.94
Net investment income (loss)
(a)
...................
0.17 0.39 0.41 0.38 0.34 0.33
Net realized and unrealized gain (loss) .............
3.90 3.99 5.89 (1.47) 3.87 1.85
Net increase (decrease) from investment operations ......
4.07 4.38 6.30 (1.09) 4.21 2.18
Distributions
(b)
– – – – – –
From net investment income ....................
— (0.42) (0.51) (0.22) (0.36) (0.35)
From net realized gain .........................
— (1.68) (1.41) (1.00) (0.97) (1.02)
Total distributions .............................
— (2.10) (1.92) (1.22) (1.33) (1.37)
Net asset value, end of period ....................
$ 31.05 $ 26.98 $ 24.70 $ 20.32 $ 22.63 $ 19.75
Total Return
(c)
15.09% 18.03% 31.17% (4.74)% 21.31% —
Based on net asset value ........................
15.09%
(d)
18.03% 31.17% (4.74)% 21.31% 11.47%
Ratios to Average Net Assets
Total expenses ...............................
0.29%
(e)
0.31% 0.31% 0.40%
(f)
0.60% 0.62%
Total expenses after fees waived and/or reimbursed ......
0.29%
(e)
0.30% 0.30% 0.33%
(f)
0.45% 0.46%
Net investment income (loss) .....................
1.17%
(e)
1.60% 1.74% 1.64% 1.54% 1.71%
Supplemental Data
Net assets, end of period (000) ....................
$ 10,504 $ 9,215 $ 7,979 $ 4,485 $ 3,340 $ 2,298
Portfolio turnover rate ..........................
1% 4% 3% 5% 3% 4%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.
(f)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.39%
and 0.33%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
19
Financial Highlights
BlackRock S&P 500 Index V.I. Fund
Class III
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
02/14/18
(a)
to 12/31/18 2020 2019
Net asset value, beginning of period ............................................
$ 26.99 $ 24.70 $ 20.32 $ 22.88
Net investment income (loss)
(b)
................................................
0.15 0.36 0.39 0.34
Net realized and unrealized gain (loss) ..........................................
3.91 4.00 5.87 (1.69)
Net increase (decrease) from investment operations ...................................
4.06 4.36 6.26 (1.35)
Distributions
(c)
– – – –
From net investment income .................................................
— (0.39) (0.47) (0.21)
From net realized gain ......................................................
— (1.68) (1.41) (1.00)
Total distributions ..........................................................
— (2.07) (1.88) (1.21)
Net asset value, end of period .................................................
$ 31.05 $ 26.99 $ 24.70 $ 20.32
Total Return
(d)
15.04% 17.92% 30.97% (5.82)%
Based on net asset value .....................................................
15.04%
(e)
17.92% 30.97% (5.82)%
(e)
Ratios to Average Net Assets
Total expenses ............................................................
0.39%
(f)
0.41% 0.44% 0.38%
(f)(g)
Total expenses after fees waived and/or reimbursed ...................................
0.39%
(f)
0.40% 0.40% 0.36%
(f)(g)
Net investment income (loss) ..................................................
1.07%
(f)
1.49% 1.65% 1.64%
(f)
Supplemental Data
Net assets, end of period (000) .................................................
$ 276,681 $ 269,805 $ 298,712 $ 319,453
Portfolio turnover rate .......................................................
1% 4% 3% 5%
(h)
(a)
Recommencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.37%
and 0.35%, respectively.
(h)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2021
BlackRock Semi-Annual Report to Shareholders
20
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock S&P 500
Index V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940
Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE").
Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic
Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
22
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.07% of the average daily value of the Fund’s net assets.
For the six months ended June 30, 2021, the Fund reimbursed the Manager $9,389 for certain accounting services, which is included in accounting services in the Statement of Operations.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Barclays Capital, Inc. ................................................... $ 137,728 $ (137,728) $ —
Citigroup Global Markets, Inc. ............................................. 5,103,830 (5,103,830) —
JP Morgan Securities LLC ................................................ 4,589,030 (4,589,030) —
$ 9,830,588 $ (9,830,588) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees . The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2021, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the director s who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors") , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2021, the amount waived was $2,835.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Distribution
Fees
Class II ......................................................................................................... $ 7,273
Class III ......................................................................................................... 336,402
$ 343,675
Class I .......................................................................................................... $ 483,891
Class II ......................................................................................................... 2,445
Class III ......................................................................................................... 66,612
$ 552,948
Class I ................................................................................................................
0.05%
Class II ...............................................................................................................
0.05
Class III ...............................................................................................................
0.05

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
24
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed – class specific in the Statement of Operations. For the six months ended June 30, 2021, class specific reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, the Manager waived and/or reimbursed $729 which is included in transfer agent fees reimbursed — class specific in the Statement of Operations.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2021, the Fund paid BIM $5,952 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock S&P 500 Index V.I. Fund
Class I .......................................................................................................... $ 7,522
Class II ......................................................................................................... 47
Class III ......................................................................................................... 1,0 01
$ 8,570
Class I ............................................................................................................. 0.15%
Class II ............................................................................................................ 0.30
Class III ............................................................................................................ 0.40

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2021, purchases and sales of investments, excluding short-term investments, were $22,907,696 and $89,382,526, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate (“LIBOR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Purchases ............................................................................................................... $ 13,303,944
Sales ................................................................................................................... 4,366,528
Net Realized Gain .......................................................................................................... 696,367
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock S&P 500 Index V.I. Fund ..................................... $ 877,464,271 $ 1,515,072,240 $ (28,016,523) $ 1,487,055,717

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
26
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will be phased out by the end of
2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of June 30, 2021, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 437 Class III Shares of the Fund.
Six Months Ended
06/30/21
Year Ended
12/31/20
Shares Amount Shares Amount
Class I
Shares sold .............................................
678,208 $ 19,795,782 2,248,347 $ 53,578,258
Shares issued in reinvestment of distributions ........................
— — 5,144,584 137,187,142
Shares redeemed .........................................
(3,103,444) (90,477,245) (7,827,472) (192,065,813)
Net decrease ..............................................
(2,425,236) $ (70,681,463) (434,541) $ (1,300,413)
Class II
Shares sold .............................................
5,892 $ 175,733 106,158 $ 2,515,464
Shares issued in reinvestment of distributions ........................
— — 25,041 661,108
Shares redeemed .........................................
(9,176) (263,740) (112,724) (2,669,268)
Net increase (decrease) .......................................
(3,284) $ (88,007) 18,475 $ 507,304
Class III
Shares sold .............................................
268,344 $ 7,839,738 1,099,343 $ 24,867,644
Shares issued in reinvestment of distributions ........................
— — 752,853 19,842,938
Shares redeemed .........................................
(1,353,742) (39,010,613) (3,948,658) (94,980,898)
Net decrease ..............................................
(1,085,398) $ (31,170,875) (2,096,462) $ (50,270,316)
Total Net Decrease
(3,513,918) $ (101,940,345) (2,512,527) $ (51,063,425)

Notes to Financial Statements
(unaudited) (continued)
27
Notes to Financial Statements
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Glossary of Terms Used in this Report
2021
BlackRock Semi-Annual Report to Shareholders
28
Portfolio Abbreviations
MSCI Morgan Stanley Capital International
S&P Standard & Poor's

June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Small Cap Index V.I. Fund

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Small Cap Index V.I. Fund
Investment Objective
BlackRock Small Cap Index V.I. Fund’s (the “Fund”) investment objective is to seek to match the performance of the Russell 2000
®
Index (the “Russell 2000” or the
“Underlying Index”) as closely as possible before the deduction of Fund expenses.
Class III Shares commenced operations on February 9, 2021.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund’s Class I Shares returned 17.36%, and the Fund’s Class III Shares returned 17.25%. The Russell 2000
®
Index
returned 17.54% for the same period. The Russell 2000
®
Index is a subset of the Russell 3000
®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
Describe the market environment.
Fears of the coronavirus outbreak in the first quarter of 2020 and its economic toll continued to drive unprecedented levels of financial market volatility. The Chicago Board
Options Exchange Volatility Index, which measures near-term stock market volatility, surged to its highest level since the financial crisis, and the S&P 500
®
experienced its
quickest bear market contraction on record. Economic activity fell to a standstill with the Purchasing Managers Index (an index of the prevailing direction of economic trends in the manufacturing and service sectors) across the globe registering its lowest levels on record and jobless claims surged. In late March, the United States saw a record number of initial unemployment claims as 3.3 million people filed for unemployment benefits while the consensus estimate was 1.4 million.
On the policy front, global governments in the second quarter of 2020 unleashed large stimulus packages to combat the shock on the economy. The United States passed several fiscal stimulus measures, including a $2 trillion relief bill to send money directly to Americans. Separately, monetary policy moved toward accommodation as the Fed cut the policy rate to 0% and pledged to buy as much government-backed debt as needed to bolster the markets for housing and Treasury bonds. Furthermore, the Fed announced it would buy corporate bonds, including the riskiest investment-grade debt, for the first time in its history. U.S. stocks outperformed other regions in the second quarter, with a sharper recovery from the troughs of late March. This was largely supported by the historic policy response. The United States was able to deliver coordinated fiscal and monetary support sufficient to offset the estimated initial shock from the coronavirus pandemic and spillovers to the full economy. Toward the end of the second quarter, U.S. government measures to contain the coronavirus was gradually lifted in many states, boosting activity and employment.
In the third quarter of 2020, U.S. stocks continued their recovery over July and August and maintained recording all-time highs until early September when valuation concerns created market volatility and led to a market sell off. COVID-19 continued to be center stage over the third quarter but the ease of some restrictions, coupled with a drop in the number of new cases in the United States and the Fed’s accommodative policies, supported the U.S. market recovery over the third quarter despite the spikes in volatility and the market sell off that dampened the recovery momentum.
U.S. markets reacted positively to the U.S. presidential election results following a poor start to the fourth quarter of 2020. The victory of Joe Biden came as an indicator of more stable internal and external policies. The fear of rising COVID-19 cases in the United States was offset by positive vaccine news and an announcement of a $900 billion stimulus in late December, which supported the market’s positive performance. Sectors that were severely impacted by the coronavirus pandemic, such as energy and financials, recovered following the positive vaccine news in November, prompting these two sectors to recoup some of the losses incurred earlier in 2020.
Describe recent portfolio activity.
During the six-month period, as changes were made to the composition of the Russell 2000
®
Index, the Fund purchased and sold securities to maintain its objective of matching the risks and return of the benchmark index.
Describe portfolio positioning at period end.
The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2021 (continued)
3
Fund Summary
BlackRock Small Cap Index V.I. Fund
Performance Summary for the Period Ended June 30, 2021
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
................................................................ 17.36% 61.75% 16.26% 12.00%
Class III
(b)(c) (d)
.............................................................. 17.25 61.39 15.97 11.72
Russell 2000
®
Index
(e)
........................................................ 17.54 62.03 16.47 12.34
(a)
For a portion of the period, the Fund's investment adviser waived a portion of its fee. Without such waiver, the Fund's performance would have been lower.
(b)
Average annual and cumulative total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
(c)
Under normal circumstances, the Fund will invest at least 90% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Small Cap Equity Index Fund (the “Predecessor
Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the
Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
(d)
The returns for Class III Shares prior to February 9, 2021, the commencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
(e)
An unmanaged index that is a subset of the Russell 3000
®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
Past performance is not an indication of future results. Performance results do not reflect the d eduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Health Care ..................................... 21%
Financials ....................................... 15
Industrials ....................................... 14
Information Technology .............................. 13
Consumer Discretionary ............................. 12
Real Estate ...................................... 7
Energy ......................................... 4
Materials ....................................... 4
Communication Services ............................. 4
Consumer Staples ................................. 3
Utilities ......................................... 2
Short-Term Securities ............................... 11
Liabilities in Excess of Other Assets ..................... (10)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
2021
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021 ,except with respect to Class III Shares which are based on a hypothetical investment of $1,000 on February 9,
2021 (commencement of operations) and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,173.60 $ 1.19 $ 1,000.00 $ 1,023.70 $ 1.10 0.22%
Class III .................................. 1,000.00 1,007.30 1.63 1,000.00 1,022.71 2.11 0.42
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown), except for Class III Shares, which is multiplied by 141/365 (to reflect the period since inception date of February 9, 2021 to June 30, 2021).

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Shares
Shares Value
Common Stocks — 98.7%
Aerospace & Defense — 0.7%
AAR Corp.
(a)
....................... 4,185 $ 162,169
Aerojet Rocketdyne Holdings, Inc. ........ 8,836 426,690
AeroViron ment, Inc.
(a)
................. 2,653 265,698
Astronics Corp.
(a)
.................... 3,006 52,635
Byrna Technologies, Inc.
(a)
.............. 1,264 28,718
Ducommun, Inc.
(a)
................... 1,401 76,439
Kaman Corp. ...................... 3,296 166,118
Kratos Defense & Security Solutions, Inc.
(a)
.. 14,634 416,923
Maxar Technologies, Inc. ............... 8,556 341,556
Moog, Inc., Class A .................. 3,453 290,259
National Presto Industries, Inc. ........... 667 67,801
PAE, Inc.
(a)
........................ 6,825 60,742
Park Aerospace Corp. ................. 2,399 35,745
Parsons Corp.
(a)
..................... 3,140 123,590
Triumph Group, Inc.
(a)
................. 6,145 127,509
Vectrus, Inc.
(a)
...................... 1,336 63,580
2,706,172
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.
(a)
....... 7,110 165,166
Atlas Air Worldwide Holdings, Inc.
(a)(b)
...... 3,434 233,890
Echo Global Logistics, Inc.
(a)
............ 3,192 98,122
Forward Air Corp. ................... 3,243 291,059
Hub Group, Inc., Class A
(a)
.............. 3,890 256,662
Radiant Logistics, Inc.
(a)
............... 5,513 38,205
1,083,104
Airlines — 0.4%
(a)
Allegiant Travel Co. .................. 1,808 350,752
Frontier Group Holdings, Inc. ............ 4,153 70,767
Hawaiian Holdings, Inc. ............... 5,828 142,028
Mesa Air Group, Inc. .................. 4,257 39,718
SkyWest, Inc. ...................... 6,113 263,287
Spirit Airlines, Inc. ................... 11,730 357,061
Sun Country Airlines Holdings, Inc., (Acquired
6/25/2021, cost $ 79,814)
(c)
........... 2,068 76,537
1,300,150
Auto Components — 1.3%
Adient plc
(a)
........................ 11,300 510,760
American Axle & Manufacturing Holdings, Inc.
(a)
13,276 137,407
Cooper-Standard Holdings, Inc.
(a)
......... 2,016 58,464
Dana, Inc. ......................... 17,342 412,046
Dorman Products, Inc.
(a)
............... 3,158 327,390
Fox Factory Holding Corp.
(a)(b)
........... 5,039 784,371
Gentherm, Inc.
(a)
.................... 4,053 287,966
Goodyear Tire & Rubber Co. (The)
(a)
....... 32,972 565,470
LCI Industries ...................... 2,954 388,215
Modine Manufacturing Co.
(a)
............ 6,092 101,066
Motorcar Parts of America, Inc.
(a)
......... 2,527 56,706
Patrick Industries, Inc. ................ 2,761 201,553
Standard Motor Products, Inc. ........... 2,423 105,037
Stoneridge, Inc.
(a)
.................... 3,097 91,361
Tenneco, Inc., Class A
(a)
............... 8,431 162,887
Visteon Corp.
(a)
..................... 3,312 400,553
XL Fleet Corp., Class A
(a)
............... 4,574 38,101
XPEL, Inc.
(a)
....................... 2,154 180,656
4,810,009
Automobiles — 0.3%
Arcimoto, Inc.
(a)
..................... 3,266 56,143
Canoo, Inc., Class A
(a)(b)
............... 9,517 94,599
Fisker, Inc., Class A
(a)
................. 18,934 365,047
Lordstown Motors Corp., Class A
(a)
........ 13,376 147,939
Winnebago Industries, Inc. ............. 3,707 251,928
Security
Shares
Shares Value
Automobiles (continued)
Workhorse Group, Inc.
(a)
............... 14,743 $ 244,586
1,160,242
Banks — 7.6%
1st Source Corp. .................... 2,138 99,331
Allegiance Bancshares, Inc. ............. 2,392 91,948
Altabancorp ....................... 2,152 93,203
Amalgamated Financial Corp. ........... 1,859 29,056
Amerant Bancorp, Inc.
(a)
............... 2,498 53,407
American National Bankshares, Inc. ....... 1,105 34,354
Ameris Bancorp
(b)
.................... 7,933 401,648
Arrow Financial Corp. ................. 1,719 61,798
Associated Banc-Corp. ................ 18,062 369,910
Atlantic Capital Bancshares, Inc.
(a)
........ 2,705 68,869
Atlantic Union Bankshares Corp. ......... 9,391 340,142
Banc of California, Inc. ................ 5,374 94,260
BancFirst Corp. ..................... 2,049 127,919
Bancorp, Inc. (The)
(a)
................. 6,370 146,574
BancorpSouth Bank
(b)
................. 12,280 347,892
Bank First Corp. .................... 821 57,281
Bank of Marin Bancorp ................ 1,812 57,803
Bank of NT Butterfield & Son Ltd. (The) ..... 5,973 211,743
BankUnited, Inc. .................... 11,113 474,414
Banner Corp. ...................... 4,086 221,502
Bar Harbor Bankshares ............... 1,608 46,021
Berkshire Hills Bancorp, Inc. ............ 5,372 147,247
Blue Ridge Bankshares, Inc. ............ 2,069 36,249
Boston Private Financial Holdings, Inc. ..... 9,445 139,314
Brookline Bancorp, Inc. ................ 9,436 141,068
Bryn Mawr Bank Corp. ................ 2,411 101,720
Business First Bancshares, Inc. .......... 2,380 54,621
Byline Bancorp, Inc. .................. 2,814 63,681
Cadence BanCorp ................... 14,738 307,729
Cambridge Bancorp .................. 824 68,384
Camden National Corp. ............... 1,978 94,469
Capital Bancorp, Inc.
(a)
................ 1,075 21,984
Capital City Bank Group, Inc. ............ 1,387 35,771
Capstar Financial Holdings, Inc. .......... 2,443 50,081
Carter Bankshares, Inc.
(a)
.............. 3,837 48,001
Cathay General Bancorp ............... 9,124 359,121
CBTX, Inc. ........................ 2,504 68,384
Central Pacific Financial Corp. ........... 3,251 84,721
Century Bancorp, Inc., Class A ........... 369 42,066
CIT Group, Inc. ..................... 11,844 611,032
Citizens & Northern Corp. .............. 2,213 54,218
City Holding Co. .................... 1,847 138,968
Civista Bancshares, Inc. ............... 2,041 45,106
CNB Financial Corp. .................. 2,069 47,215
Coastal Financial Corp.
(a)
.............. 1,467 41,898
Columbia Banking System, Inc. .......... 8,586 331,076
Community Bank System, Inc. ........... 6,388 483,252
Community Trust Bancorp, Inc. .......... 2,077 83,869
ConnectOne Bancorp, Inc. ............. 4,844 126,767
CrossFirst Bankshares, Inc.
(a)
............ 5,614 77,192
Customers Bancorp, Inc.
(a)
.............. 2,596 101,218
CVB Financial Corp. .................. 15,419 317,477
Dime Community Bancshares, Inc.
(b)
....... 4,230 142,213
Eagle Bancorp, Inc. .................. 3,699 207,440
Eastern Bankshares, Inc. .............. 20,803 427,918
Enterprise Bancorp, Inc. ............... 1,148 37,597
Enterprise Financial Services Corp. ....... 3,449 159,999
Equity Bancshares, Inc., Class A
(a)
........ 1,911 58,266
Farmers National Banc Corp. ............ 3,365 52,191
FB Financial Corp. ................... 4,237 158,125
Fidelity D&D Bancorp, Inc.
(b)
............ 528 28,565
Financial Institutions, Inc. .............. 2,196 65,880

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Banks (continued)
First Bancorp ...................... 3,236 $ 132,385
First BanCorp ...................... 25,712 306,487
First Bancorp, Inc. (The) ............... 1,388 40,877
First Bancshares, Inc. (The) ............. 2,417 90,468
First Bank ......................... 2,179 29,504
First Busey Corp. .................... 6,429 158,539
First Choice Bancorp ................. 1,191 36,266
First Commonwealth Financial Corp. ....... 9,378 131,948
First Community Bankshares, Inc. ........ 1,976 58,984
First Financial Bancorp ................ 11,477 271,201
First Financial Bankshares, Inc.
(b)
......... 15,494 761,220
First Financial Corp. .................. 1,440 58,781
First Foundation, Inc.
(b)
................ 4,749 106,900
First Internet Bancorp ................. 947 29,338
First Interstate BancSystem, Inc., Class A ... 4,965 207,686
First Merchants Corp. ................. 6,326 263,604
First Mid Bancshares, Inc. .............. 2,204 89,284
First Midwest Bancorp, Inc. ............. 13,589 269,470
First of Long Island Corp. (The) .......... 2,616 55,538
Five Star Bancorp
(a)(b)
................. 631 15,239
Flushing Financial Corp. ............... 3,679 78,841
Fulton Financial Corp. ................. 18,965 299,268
German American Bancorp, Inc. .......... 3,058 113,758
Glacier Bancorp, Inc. ................. 11,434 629,785
Great Southern Bancorp, Inc. ............ 1,452 78,263
Great Western Bancorp, Inc. ............ 6,291 206,282
Guaranty Bancshares, Inc. ............. 1,095 37,307
Hancock Whitney Corp. ............... 10,322 458,710
Hanmi Financial Corp. ................ 3,597 68,559
HarborOne Bancorp, Inc. .............. 6,754 96,852
Hawthorn Bancshares, Inc. ............. 30 688
HBT Financial, Inc. ................... 1,397 24,322
Heartland Financial USA, Inc. ........... 4,809 225,975
Heritage Commerce Corp. .............. 7,564 84,187
Heritage Financial Corp. ............... 4,419 110,563
Hilltop Holdings, Inc. .................. 7,705 280,462
Home BancShares, Inc. ............... 18,195 449,053
HomeTrust Bancshares, Inc. ............ 1,769 49,355
Hope Bancorp, Inc. .................. 14,042 199,116
Horizon Bancorp, Inc. ................. 5,134 89,486
Howard Bancorp, Inc.
(a)(b)
............... 1,869 30,147
Independent Bank Corp. ............... 6,428 351,162
Independent Bank Group, Inc. ........... 4,466 330,395
International Bancshares Corp. .......... 6,385 274,172
Investors Bancorp, Inc.
(b)
............... 27,250 388,585
Lakeland Bancorp, Inc. ................ 6,113 106,855
Lakeland Financial Corp. ............... 2,978 183,564
Live Oak Bancshares, Inc. .............. 3,760 221,840
Macatawa Bank Corp. ................ 3,277 28,674
Mercantile Bank Corp. ................ 1,800 54,360
Metrocity Bankshares, Inc. ............. 2,420 42,374
Metropolitan Bank Holding Corp.
(a)
........ 951 57,269
Mid Penn Bancorp, Inc. ................ 1,319 36,207
Midland States Bancorp, Inc. ............ 2,847 74,791
MidWestOne Financial Group, Inc.
(b)
....... 1,561 44,910
MVB Financial Corp. ................. 1,269 54,136
National Bank Holdings Corp., Class A ..... 3,391 127,976
NBT Bancorp, Inc. ................... 5,033 181,037
Nicolet Bankshares, Inc.
(a)
.............. 1,078 75,827
Northrim BanCorp, Inc. ................ 885 37,834
OceanFirst Financial Corp. ............. 7,240 150,882
OFG Bancorp ...................... 5,764 127,500
Old National Bancorp ................. 19,684 346,635
Old Second Bancorp, Inc. .............. 3,011 37,336
Origin Bancorp, Inc. .................. 2,561 108,740
Security
Shares
Shares Value
Banks (continued)
Orrstown Financial Services, Inc. ......... 1,383 $ 31,906
Pacific Premier Bancorp, Inc. ............ 10,017 423,619
Park National Corp.
(b)
................. 1,693 198,792
Peapack-Gladstone Financial Corp. ....... 2,401 74,599
Peoples Bancorp, Inc. ................ 2,160 63,979
Peoples Financial Services Corp. ......... 912 38,851
Preferred Bank ..................... 1,661 105,091
Premier Financial Bancorp, Inc. .......... 1,798 30,296
Primis Financial Corp. ................. 3,287 50,160
QCR Holdings, Inc. .................. 1,775 85,360
RBB Bancorp ...................... 1,698 41,126
Red River Bancshares, Inc. ............. 447 22,578
Reliant Bancorp, Inc. ................. 1,664 46,143
Renasant Corp. ..................... 6,498 259,920
Republic Bancorp, Inc., Class A .......... 1,041 48,021
Republic First Bancorp, Inc.
(a)
............ 5,329 21,263
S&T Bancorp, Inc.
(b)
.................. 4,105 128,486
Sandy Spring Bancorp, Inc. ............. 5,426 239,449
Seacoast Banking Corp. of Florida ........ 6,044 206,403
ServisFirst Bancshares, Inc.
(b)
........... 5,927 402,917
Sierra Bancorp ..................... 1,457 37,081
Silvergate Capital Corp., Class A
(a)
........ 2,731 309,477
Simmons First National Corp., Class A
(b)
.... 12,813 375,933
SmartFinancial, Inc. .................. 1,683 40,409
South Plains Financial, Inc. ............. 1,349 31,202
South State Corp. ................... 8,455 691,281
Southern First Bancshares, Inc.
(a)
......... 777 39,751
Southside Bancshares, Inc. ............. 3,717 142,101
Spirit of Texas Bancshares, Inc. .......... 1,450 33,118
Stock Yards Bancorp, Inc. .............. 2,402 122,238
Summit Financial Group, Inc. ............ 1,524 33,543
Texas Capital Bancshares, Inc.
(a)
......... 6,050 384,114
Tompkins Financial Corp. .............. 1,787 138,600
Towne Bank
(b)
...................... 7,876 239,588
TriCo Bancshares ................... 3,525 150,094
TriState Capital Holdings, Inc.
(a)
.......... 3,706 75,565
Triumph Bancorp, Inc.
(a)
............... 2,766 205,375
Trustmark Corp. .................... 7,679 236,513
UMB Financial Corp. ................. 5,224 486,145
United Bankshares, Inc.
(b)
.............. 14,908 544,142
United Community Banks, Inc. ........... 9,592 307,040
Univest Financial Corp. ................ 3,741 98,650
Valley National Bancorp
(b)
.............. 47,787 641,779
Veritex Holdings, Inc. ................. 5,521 195,499
Washington Trust Bancorp, Inc. .......... 1,991 102,238
WesBanco, Inc. ..................... 7,728 275,349
West BanCorp, Inc. .................. 1,709 47,425
Westamerica BanCorp ................ 3,052 177,108
27,939,244
Beverages — 0.4%
Celsius Holdings, Inc.
(a)
................ 5,426 412,864
Coca-Cola Consolidated, Inc. ............ 561 225,595
Duckhorn Portfolio, Inc. (The)
(a)
.......... 2,407 53,098
MGP Ingredients, Inc. ................. 1,711 115,732
National Beverage Corp.
(b)
.............. 2,763 130,497
NewAge, Inc.
(a)
..................... 16,634 37,094
Primo Water Corp.
(b)
.................. 18,720 313,186
1,288,066
Biotechnology — 10.1%
(a)
4D Molecular Therapeutics, Inc. .......... 1,382 33,279
89bio, Inc. ........................ 1,426 26,666
ACADIA Pharmaceuticals, Inc. ........... 14,276 348,192
Adicet Bio, Inc. ..................... 2,495 25,674
Adverum Biotechnologies, Inc. ........... 8,222 28,777

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Biotechnology (continued)
Aeglea BioTherapeutics, Inc. ............ 3,967 $ 27,610
Affimed NV ........................ 12,593 107,041
Agenus, Inc. ....................... 23,514 129,092
Agios Pharmaceuticals, Inc. ............. 7,348 404,948
Akebia Therapeutics, Inc.
(b)
............. 20,550 77,885
Akero Therapeutics, Inc. ............... 3,067 76,092
Akouos, Inc. ....................... 2,158 27,083
Albireo Pharma, Inc. .................. 1,831 64,415
Aldeyra Therapeutics, Inc.
(b)
............. 5,789 65,589
Alector, Inc. ....................... 6,871 143,123
Aligos Therapeutics, Inc.
(b)
.............. 2,238 45,622
Alkermes plc ....................... 19,134 469,166
Allakos, Inc. ....................... 4,169 355,908
Allogene Therapeutics, Inc. ............. 8,111 211,535
Allovir, Inc. ........................ 3,080 60,799
Alpine Immune Sciences, Inc. ........... 1,385 12,465
Altimmune, Inc. ..................... 3,876 38,179
ALX Oncology Holdings, Inc. ............ 1,956 106,954
Amicus Therapeutics, Inc. .............. 30,715 296,093
AnaptysBio, Inc. .................... 2,300 59,639
Anavex Life Sciences Corp. ............. 7,676 175,473
Anika Therapeutics, Inc. ............... 1,778 76,970
Annexon, Inc. ...................... 3,719 83,715
Apellis Pharmaceuticals, Inc. ............ 7,747 489,610
Applied Molecular Transport, Inc. ......... 2,742 125,419
Applied Therapeutics, Inc. .............. 2,266 47,087
AquaBounty Technologies, Inc. .......... 6,260 33,554
Arbutus Biopharma Corp. .............. 9,316 28,227
Arcturus Therapeutics Holdings, Inc. ....... 2,819 95,395
Arcus Biosciences, Inc. ................ 5,601 153,803
Arcutis Biotherapeutics, Inc. ............ 3,409 93,032
Ardelyx, Inc. ....................... 11,313 85,753
Arena Pharmaceuticals, Inc.
(b)
........... 7,332 500,042
Arrowhead Pharmaceuticals, Inc. ......... 12,091 1,001,377
Atara Biotherapeutics, Inc. .............. 10,466 162,746
Athenex, Inc. ....................... 11,118 51,365
Athersys, Inc.
(b)
..................... 30,688 44,191
Atossa Therapeutics, Inc.
(b)
............. 13,954 88,189
Atreca, Inc., Class A .................. 2,293 19,536
Avid Bioservices, Inc. ................. 7,002 179,601
Avidity Biosciences, Inc. ............... 3,292 81,345
Avita Medical, Inc.
(b)
.................. 2,848 58,441
Avrobio, Inc. ....................... 5,346 47,526
Beam Therapeutics, Inc.
(b)
.............. 5,604 721,291
Beyondspring, Inc. ................... 3,601 37,594
BioAtla, Inc. ....................... 1,415 59,968
BioCryst Pharmaceuticals, Inc.
(b)
.......... 21,207 335,283
Biohaven Pharmaceutical Holding Co. Ltd.
(b)
.. 6,444 625,584
Biomea Fusion, Inc. .................. 1,029 16,063
Bioxcel Therapeutics, Inc. .............. 1,924 55,911
Black Diamond Therapeutics, Inc. ......... 3,206 39,081
Bluebird Bio, Inc. .................... 8,056 257,631
Blueprint Medicines Corp. .............. 6,979 613,873
Bolt Biotherapeutics, Inc. ............... 837 12,940
Bridgebio Pharma, Inc. ................ 12,836 782,483
Brooklyn ImmunoTherapeutics, Inc. ....... 2,839 51,130
C4 Therapeutics, Inc. ................. 4,108 155,447
Cardiff Oncology, Inc. ................. 4,313 28,681
CareDx, Inc. ....................... 5,969 546,283
Catalyst Pharmaceuticals, Inc. ........... 10,939 62,899
Celcuity, Inc. ....................... 950 22,800
Celldex Therapeutics, Inc. .............. 4,676 156,365
CEL-SCI Corp. ..................... 3,808 33,053
Cerevel Therapeutics Holdings, Inc. ....... 4,206 107,758
ChemoCentryx, Inc. .................. 6,939 92,913
Security
Shares
Shares Value
Biotechnology (continued)
Chimerix, Inc. ...................... 7,569 $ 60,552
Chinook Therapeutics, Inc. ............. 3,751 52,964
Clene, Inc. ........................ 2,729 30,674
Clovis Oncology, Inc.
(b)
................ 12,553 72,807
Codiak Biosciences, Inc. ............... 1,873 34,707
Cogent Biosciences, Inc. ............... 4,432 35,944
Coherus Biosciences, Inc. .............. 8,153 112,756
Constellation Pharmaceuticals, Inc. ........ 4,327 146,253
Cortexyme, Inc. ..................... 2,380 126,140
Crinetics Pharmaceuticals, Inc. .......... 4,351 82,016
Cue Biopharma, Inc. .................. 2,856 33,272
Cullinan Oncology, Inc. ................ 1,178 30,334
Curis, Inc. ......................... 10,330 83,363
Cytokinetics, Inc. .................... 7,658 151,552
CytomX Therapeutics, Inc. ............. 9,034 57,185
Deciphera Pharmaceuticals, Inc. ......... 4,558 166,868
Denali Therapeutics, Inc. ............... 10,852 851,231
DermTech, Inc. ..................... 2,827 117,518
Design Therapeutics, Inc. .............. 1,607 31,963
Dicerna Pharmaceuticals, Inc. ........... 8,031 299,717
Dynavax Technologies Corp. ............ 12,356 121,707
Dyne Therapeutics, Inc. ............... 3,582 75,365
Eagle Pharmaceuticals, Inc. ............ 1,442 61,718
Editas Medicine, Inc. ................. 7,961 450,911
Eiger BioPharmaceuticals, Inc. ........... 2,907 24,768
Emergent BioSolutions, Inc. ............. 5,844 368,114
Enanta Pharmaceuticals, Inc. ............ 2,093 92,113
Epizyme, Inc. ...................... 10,238 85,078
Esperion Therapeutics, Inc. ............. 2,847 60,214
Evelo Biosciences, Inc. ................ 3,622 49,766
Fate Therapeutics, Inc. ................ 9,598 833,010
FibroGen, Inc. ...................... 9,991 266,060
Finch Therapeutics Group, Inc. .......... 903 12,705
Flexion Therapeutics, Inc. .............. 5,606 46,137
Foghorn Therapeutics, Inc. ............. 2,333 24,893
Forma Therapeutics Holdings, Inc. ........ 4,122 102,597
Forte Biosciences, Inc. ................ 1,346 45,253
Fortress Biotech, Inc. ................. 10,494 37,464
Frequency Therapeutics, Inc. ............ 4,360 43,426
G1 Therapeutics, Inc. ................. 4,694 102,986
Gemini Therapeutics, Inc. .............. 2,613 16,906
Generation Bio Co. .................. 5,377 144,641
Geron Corp. ....................... 30,007 42,310
Global Blood Therapeutics, Inc. .......... 7,139 250,008
Gossamer Bio, Inc. .................. 8,589 69,743
Greenwich Lifesciences, Inc. ............ 481 21,616
Gritstone Oncology, Inc.
(b)
.............. 5,146 46,983
GT Biopharma, Inc. .................. 2,844 44,082
Halozyme Therapeutics, Inc. ............ 16,810 763,342
Harpoon Therapeutics, Inc. ............. 2,231 30,944
Heron Therapeutics, Inc. ............... 11,355 176,230
Homology Medicines, Inc. .............. 6,120 44,492
Hookipa Pharma, Inc. ................. 2,778 25,446
Humanigen, Inc. .................... 5,350 92,983
iBio, Inc. .......................... 18,837 28,444
Ideaya Biosciences, Inc. ............... 3,348 70,275
IGM Biosciences, Inc. ................. 1,089 90,605
Immunic, Inc.
(b)
..................... 1,850 22,681
ImmunityBio, Inc.
(b)
................... 7,977 113,912
ImmunoGen, Inc. .................... 24,895 164,058
Immunovant, Inc. .................... 3,832 40,504
Impel Neuropharma, Inc. ............... 1,317 11,655
Infinity Pharmaceuticals, Inc. ............ 10,441 31,219
Inhibrx, Inc. ........................ 3,329 91,614
Inovio Pharmaceuticals, Inc. ............ 24,662 228,617

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Biotechnology (continued)
Inozyme Pharma, Inc. ................. 2,201 $ 37,505
Insmed, Inc. ....................... 12,157 345,988
Instil Bio, Inc.
(b)
..................... 2,079 40,166
Intellia Therapeutics, Inc. .............. 7,620 1,233,754
Intercept Pharmaceuticals, Inc. .......... 3,843 76,745
Invitae Corp. ....................... 23,902 806,214
Ironwood Pharmaceuticals, Inc. .......... 17,328 223,011
iTeos Therapeutics, Inc. ............... 2,399 61,534
IVERIC bio, Inc. ..................... 10,285 64,898
Jounce Therapeutics, Inc. .............. 3,932 26,738
Kadmon Holdings, Inc. ................ 18,925 73,240
KalVista Pharmaceuticals, Inc. ........... 2,756 66,034
Karuna Therapeutics, Inc.
(b)
............. 2,648 301,846
Karyopharm Therapeutics, Inc. ........... 7,935 81,889
Keros Therapeutics, Inc. ............... 1,668 70,840
Kezar Life Sciences, Inc. ............... 5,731 31,119
Kiniksa Pharmaceuticals Ltd., Class A ...... 4,166 58,032
Kinnate Biopharma, Inc. ............... 1,156 26,912
Kodiak Sciences, Inc. ................. 3,965 368,745
Kronos Bio, Inc. ..................... 4,630 110,888
Krystal Biotech, Inc. .................. 2,139 145,452
Kura Oncology, Inc. .................. 7,388 154,040
Kymera Therapeutics, Inc. .............. 3,448 167,228
Lexicon Pharmaceuticals, Inc. ........... 8,097 37,165
Ligand Pharmaceuticals, Inc.
(b)
........... 1,876 246,112
Lineage Cell Therapeutics, Inc. .......... 14,464 41,222
MacroGenics, Inc. ................... 7,298 196,024
Madrigal Pharmaceuticals, Inc. ........... 1,354 131,893
Magenta Therapeutics, Inc. ............. 3,568 34,895
MannKind Corp.
(b)
................... 31,328 170,738
MEI Pharma, Inc.
(b)
................... 10,853 30,931
MeiraGTx Holdings plc ................ 3,553 55,072
Mersana Therapeutics, Inc. ............. 8,214 111,546
MiMedx Group, Inc. .................. 13,250 165,758
Mirum Pharmaceuticals, Inc. ............ 116 2,006
Molecular Templates, Inc. .............. 4,560 35,659
Morphic Holding, Inc. ................. 2,473 141,925
Mustang Bio, Inc. .................... 10,141 33,668
Myriad Genetics, Inc. ................. 9,133 279,287
Neoleukin Therapeutics, Inc. ............ 5,042 46,538
NexImmune, Inc. .................... 1,414 23,076
Nkarta, Inc. ........................ 1,683 53,334
Nurix Therapeutics, Inc. ............... 3,736 99,116
Ocugen, Inc.
(b)
...................... 22,025 176,861
Olema Pharmaceuticals, Inc. ............ 1,047 29,295
Oncocyte Corp. ..................... 6,660 38,228
Oncorus, Inc.
(b)
..................... 2,436 33,617
Oncternal Therapeutics, Inc.
(b)
........... 5,279 25,075
OPKO Health, Inc.
(b)
.................. 48,841 197,806
Organogenesis Holdings, Inc. ........... 4,549 75,604
ORIC Pharmaceuticals, Inc. ............. 3,520 62,269
Outlook Therapeutics, Inc. .............. 10,446 26,011
Oyster Point Pharma, Inc. .............. 1,325 22,777
Passage Bio, Inc. .................... 4,476 59,262
PMV Pharmaceuticals, Inc. ............. 3,129 106,887
Portage Biotech, Inc. ................. 430 9,013
Poseida Therapeutics, Inc. ............. 2,760 27,655
Praxis Precision Medicines, Inc. .......... 2,909 53,177
Precigen, Inc. ...................... 11,313 73,761
Precision BioSciences, Inc. ............. 5,155 64,541
Prelude Therapeutics, Inc. .............. 1,495 42,802
Prometheus Biosciences, Inc. ........... 1,348 33,107
Protagonist Therapeutics, Inc. ........... 4,931 221,303
Prothena Corp. plc ................... 4,067 209,084
PTC Therapeutics, Inc.
(b)
............... 8,285 350,207
Security
Shares
Shares Value
Biotechnology (continued)
Puma Biotechnology, Inc. .............. 2,972 $ 27,283
Radius Health, Inc. ................... 5,987 109,203
RAPT Therapeutics, Inc. ............... 2,143 68,126
Recursion Pharmaceuticals, Inc., Class A
(b)
.. 2,520 91,980
REGENXBIO, Inc.
(b)
.................. 4,432 172,183
Relay Therapeutics, Inc.
(b)
.............. 6,982 255,471
Reneo Pharmaceuticals, Inc. ............ 1,179 11,000
Replimune Group, Inc. ................ 3,359 129,053
REVOLUTION Medicines, Inc. ........... 7,084 224,846
Rhythm Pharmaceuticals, Inc. ........... 5,254 102,873
Rigel Pharmaceuticals, Inc. ............. 19,733 85,641
Rocket Pharmaceuticals, Inc. ............ 4,881 216,179
Rubius Therapeutics, Inc. .............. 5,378 131,277
Sana Biotechnology, Inc.
(b)
.............. 3,202 62,951
Sangamo Therapeutics, Inc. ............ 14,819 177,383
Scholar Rock Holding Corp. ............. 3,617 104,531
Selecta Biosciences, Inc. .............. 11,413 47,706
Sensei Biotherapeutics, Inc. ............ 1,776 17,334
Seres Therapeutics, Inc. ............... 8,301 197,979
Sesen Bio, Inc. ..................... 20,390 94,202
Shattuck Labs, Inc. .................. 3,173 91,985
Sigilon Therapeutics, Inc. .............. 863 9,260
Silverback Therapeutics, Inc. ............ 1,181 36,481
Solid Biosciences, Inc.
(b)
............... 7,112 26,030
Sorrento Therapeutics, Inc. ............. 32,519 315,109
Spectrum Pharmaceuticals, Inc.
(b)
......... 18,396 68,985
Spero Therapeutics, Inc. ............... 3,299 46,054
SpringWorks Therapeutics, Inc. .......... 3,482 286,952
Spruce Biosciences, Inc. ............... 1,836 20,582
SQZ Biotechnologies Co. .............. 2,715 39,232
Stoke Therapeutics, Inc. ............... 2,277 76,644
Summit Therapeutics, Inc. .............. 2,681 20,000
Surface Oncology, Inc. ................ 3,969 29,609
Sutro Biopharma, Inc.
(b)
................ 5,172 96,147
Syndax Pharmaceuticals, Inc. ........... 5,363 92,083
Syros Pharmaceuticals, Inc. ............ 7,611 41,480
Talaris Therapeutics, Inc. .............. 1,062 15,601
Taysha Gene Therapies, Inc. ............ 2,655 56,286
TCR2 Therapeutics, Inc. ............... 3,060 50,215
TG Therapeutics, Inc. ................. 15,364 595,970
Tonix Pharmaceuticals Holding Corp.
(b)
..... 38,965 43,251
Translate Bio, Inc. ................... 7,847 216,106
Travere Therapeutics, Inc. .............. 7,498 109,396
Trevena, Inc. ....................... 19,506 32,965
Trillium Therapeutics, Inc.
(b)
............. 11,667 113,170
Turning Point Therapeutics, Inc. .......... 5,485 427,940
Twist Bioscience Corp. ................ 5,632 750,464
UroGen Pharma Ltd. ................. 1,979 30,219
Vanda Pharmaceuticals, Inc. ............ 6,987 150,290
Vaxart, Inc.
(b)
....................... 14,248 106,718
Vaxcyte, Inc. ....................... 4,741 106,720
VBI Vaccines, Inc.
(b)
.................. 20,581 68,946
Veracyte, Inc. ...................... 8,004 320,000
Verastem, Inc. ...................... 19,103 77,749
Vericel Corp.
(b)
...................... 5,485 287,963
Viking Therapeutics, Inc.
(b)
.............. 9,183 55,006
Vincerx Pharma, Inc. ................. 867 11,262
Vir Biotechnology, Inc. ................ 7,170 338,998
Viracta Therapeutics, Inc. .............. 4,324 49,034
VistaGen Therapeutics, Inc.
(b)
............ 22,818 71,877
Vor BioPharma, Inc. .................. 837 15,610
Werewolf Therapeutics, Inc. ............. 903 15,748
XBiotech, Inc. ...................... 1,182 19,574
Xencor, Inc. ....................... 6,594 227,427
XOMA Corp. ....................... 428 14,552

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Biotechnology (continued)
Y-mAbs Therapeutics, Inc. .............. 4,177 $ 141,183
Zentalis Pharmaceuticals, Inc. ........... 3,965 210,938
ZIOPHARM Oncology, Inc. ............. 21,396 56,485
36,783,287
Building Products — 1.1%
AAON, Inc. ........................ 4,943 309,382
American Woodmark Corp.
(a)
............ 2,077 169,670
Apogee Enterprises, Inc. ............... 3,001 122,231
Caesarstone Ltd. .................... 2,327 34,347
Cornerstone Building Brands, Inc.
(a)
....... 6,531 118,734
CSW Industrials, Inc. ................. 1,691 200,316
Gibraltar Industries, Inc.
(a)
.............. 3,880 296,083
Griffon Corp. ....................... 5,478 140,401
Insteel Industries, Inc. ................. 2,076 66,743
JELD-WEN Holding, Inc.
(a)
.............. 10,021 263,151
Masonite International Corp.
(a)
........... 2,928 327,321
PGT Innovations, Inc.
(a)
................ 6,929 160,961
Quanex Building Products Corp. .......... 4,145 102,962
Resideo Technologies, Inc.
(a)
............ 17,249 517,470
Simpson Manufacturing Co., Inc. ......... 5,198 574,067
UFP Industries, Inc. .................. 7,183 533,984
View, Inc., Class A
(a)
.................. 10,101 85,656
4,023,479
Capital Markets — 1.5%
Artisan Partners Asset Management, Inc., Class
A
(b)
........................... 7,020 356,756
AssetMark Financial Holdings, Inc.
(a)
....... 2,168 54,330
Associated Capital Group, Inc., Class A ..... 300 11,658
B. Riley Financial, Inc. ................ 2,441 184,295
BGC Partners, Inc., Class A
(b)
........... 41,062 232,822
Blucora, Inc.
(a)
...................... 5,684 98,390
Brightsphere Investment Group, Inc. ....... 6,919 162,112
Cohen & Steers, Inc.
(b)
................ 2,961 243,068
Cowen, Inc., Class A ................. 3,013 123,684
Diamond Hill Investment Group, Inc. ....... 411 68,764
Donnelley Financial Solutions, Inc.
(a)
....... 3,421 112,893
Federated Hermes, Inc., Class B ......... 11,294 382,980
Focus Financial Partners, Inc., Class A
(a)
.... 6,164 298,954
GAMCO Investors, Inc., Class A
(b)
......... 630 15,813
GCM Grosvenor, Inc., Class A ........... 3,902 40,659
Greenhill & Co., Inc. .................. 1,834 28,537
Hamilton Lane, Inc., Class A ............ 4,035 367,669
Houlihan Lokey, Inc. .................. 6,197 506,853
Moelis & Co., Class A ................. 7,297 415,126
Open Lending Corp., Class A
(a)
........... 12,438 535,953
Oppenheimer Holdings, Inc., Class A ....... 1,068 54,297
Piper Sandler Cos. ................... 2,099 271,946
PJT Partners, Inc., Class A ............. 2,878 205,432
Pzena Investment Management, Inc., Class A . 1,562 17,198
Sculptor Capital Management, Inc., Class A .. 2,074 51,000
StepStone Group, Inc., Class A .......... 4,454 153,218
StoneX Group, Inc.
(a)
................. 1,976 119,884
Value Line, Inc. ..................... 472 14,632
Virtus Investment Partners, Inc. .......... 892 247,771
WisdomTree Investments, Inc. ........... 17,260 107,012
5,483,706
Chemicals — 1.9%
AdvanSix, Inc.
(a)
..................... 3,233 96,537
American Vanguard Corp. .............. 3,869 67,746
Amyris, Inc.
(a)(b)
..................... 19,946 326,516
Avient Corp. ....................... 10,861 533,927
Balchem Corp. ..................... 3,847 504,957
Cabot Corp. ....................... 6,694 381,089
Security
Shares
Shares Value
Chemicals (continued)
Chase Corp. ....................... 874 $ 89,681
Danimer Scientific, Inc.
(a)
............... 8,202 205,460
Ferro Corp.
(a)(b)
..................... 9,587 206,792
FutureFuel Corp. .................... 2,343 22,493
GCP Applied Technologies, Inc.
(a)
......... 6,282 146,119
Hawkins, Inc. ...................... 2,231 73,065
HB Fuller Co. ...................... 6,274 399,089
Ingevity Corp.
(a)(b)
.................... 4,802 390,691
Innospec, Inc. ...................... 2,919 264,491
Intrepid Potash, Inc.
(a)
................. 1,251 39,857
Koppers Holdings, Inc.
(a)
............... 2,429 78,578
Kraton Corp.
(a)
...................... 3,537 114,210
Kronos Worldwide, Inc. ................ 2,839 40,654
Livent Corp.
(a)
...................... 17,420 337,251
Marrone Bio Innovations, Inc.
(a)(b)
......... 14,625 24,278
Minerals Technologies, Inc. ............. 4,010 315,467
Orion Engineered Carbons SA
(a)
.......... 7,203 136,785
PQ Group Holdings, Inc. ............... 6,125 94,080
PureCycle Technologies, Inc.
(a)
........... 3,929 92,921
Quaker Chemical Corp.
(b)
.............. 1,605 380,690
Rayonier Advanced Materials, Inc.
(a)
....... 7,334 49,064
Sensient Technologies Corp.
(b)
........... 5,046 436,782
Stepan Co. ........................ 2,554 307,170
Tredegar Corp. ..................... 3,437 47,327
Trinseo SA ........................ 4,598 275,144
Tronox Holdings plc, Class A ............ 13,839 309,994
Valhi, Inc. ......................... 447 10,876
Zymergen, Inc.
(a)
.................... 2,233 89,342
6,889,123
Commercial Services & Supplies — 1.8%
ABM Industries, Inc. .................. 8,038 356,485
ACCO Brands Corp. .................. 11,547 99,651
Brady Corp., Class A ................. 5,627 315,337
BrightView Holdings, Inc.
(a)
............. 4,891 78,843
Brink's Co. (The)
(b)
................... 5,805 446,056
Casella Waste Systems, Inc., Class A
(a)
..... 5,952 377,535
CECO Environmental Corp.
(a)
............ 4,493 32,170
Cimpress plc
(a)(b)
.................... 2,089 226,469
CompX International, Inc. .............. 284 5,899
CoreCivic, Inc.
(a)(b)
................... 14,309 149,815
Covanta Holding Corp. ................ 14,291 251,665
Deluxe Corp. ....................... 5,120 244,582
Ennis, Inc. ........................ 2,869 61,741
Harsco Corp.
(a)
..................... 9,462 193,214
Healthcare Services Group, Inc.
(b)
......... 8,913 281,383
Heritage-Crystal Clean, Inc.
(a)
............ 1,740 51,643
Herman Miller, Inc. ................... 6,988 329,414
HNI Corp. ......................... 5,188 228,116
Interface, Inc. ...................... 6,309 96,528
KAR Auction Services, Inc.
(a)(b)
........... 14,845 260,530
Kimball International, Inc., Class B ........ 3,980 52,337
Knoll, Inc. ......................... 5,679 147,597
Matthews International Corp., Class A ...... 3,699 133,016
Montrose Environmental Group, Inc.
(a)
...... 2,637 141,502
NL Industries, Inc. ................... 1,105 7,183
Pitney Bowes, Inc. ................... 21,420 187,853
RR Donnelley & Sons Co.
(a)
............. 8,452 53,079
SP Plus Corp.
(a)
..................... 2,737 83,725
Steelcase, Inc., Class A ............... 10,547 159,365
Team, Inc.
(a)
....................... 3,929 26,324
Tetra Tech, Inc. ..................... 6,433 785,083
UniFirst Corp.
(b)
..................... 1,799 422,117
US Ecology, Inc.
(a)
................... 3,889 145,915
Viad Corp.
(a)(b)
...................... 2,488 124,027

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
VSE Corp. ........................ 1,237 $ 61,244
6,617,443
Communications Equipment — 0.7%
ADTRAN, Inc. ...................... 6,264 129,352
Aviat Networks, Inc.
(a)
................. 794 26,019
CalAmp Corp.
(a)
..................... 3,771 47,967
Calix, Inc.
(a)
........................ 6,648 315,780
Cambium Networks Corp.
(a)
............. 1,081 52,266
Casa Systems, Inc.
(a)
................. 3,218 28,544
Clearfield, Inc.
(a)
..................... 1,165 43,629
Comtech Telecommunications Corp. ....... 2,824 68,228
Digi International, Inc.
(a)
................ 4,288 86,232
DZS, Inc.
(a)
........................ 2,117 43,928
EchoStar Corp., Class A
(a)
.............. 4,932 119,798
EMCORE Corp.
(a)
.................... 4,356 40,162
Extreme Networks, Inc.
(a)
............... 14,854 165,771
Harmonic, Inc.
(a)
..................... 10,653 90,764
Infinera Corp.
(a)
..................... 21,242 216,668
Inseego Corp.
(a)(b)
.................... 9,943 100,325
KVH Industries, Inc.
(a)
................. 1,424 17,515
NETGEAR, Inc.
(a)
.................... 3,377 129,407
NetScout Systems, Inc.
(a)
.............. 8,371 238,908
Plantronics, Inc.
(a)(b)
.................. 4,022 167,838
Ribbon Communications, Inc.
(a)
.......... 8,602 65,461
Viavi Solutions, Inc.
(a)
................. 27,272 481,624
2,676,186
Construction & Engineering — 1.3%
Ameresco, Inc., Class A
(a)
.............. 3,686 231,186
API Group Corp.
(a)(b)(d)
................. 21,519 449,532
Arcosa, Inc. ....................... 5,780 339,517
Argan, Inc. ........................ 1,840 87,934
Comfort Systems USA, Inc. ............. 4,253 335,094
Concrete Pumping Holdings, Inc.
(a)
........ 3,764 31,881
Construction Partners, Inc., Class A
(a)
...... 3,367 105,724
Dycom Industries, Inc.
(a)
............... 3,565 265,700
EMCOR Group, Inc.
(b)
................. 6,454 795,068
Fluor Corp.
(a)(b)
...................... 16,886 298,882
Granite Construction, Inc.
(b)
............. 5,458 226,671
Great Lakes Dredge & Dock Corp.
(a)
....... 6,984 102,036
HC2 Holdings, Inc.
(a)
.................. 6,279 24,990
IES Holdings, Inc.
(a)
.................. 1,029 52,850
Infrastructure and Energy Alternatives, Inc.
(a)
. 2,493 32,060
Matrix Service Co.
(a)
.................. 2,456 25,788
MYR Group, Inc.
(a)
................... 2,001 181,931
Northwest Pipe Co.
(a)
................. 1,280 36,160
NV5 Global, Inc.
(a)
................... 1,528 144,411
Primoris Services Corp. ............... 6,380 187,763
Sterling Construction Co., Inc.
(a)
.......... 3,737 90,174
Tutor Perini Corp.
(a)
.................. 5,600 77,560
WillScot Mobile Mini Holdings Corp.
(a)
...... 21,530 600,041
4,722,953
Construction Materials — 0.2%
Forterra, Inc.
(a)
...................... 3,594 84,495
Summit Materials, Inc., Class A
(a)
......... 13,994 487,691
United States Lime & Minerals, Inc. ........ 275 38,250
US Concrete, Inc.
(a)
.................. 1,968 145,238
755,674
Consumer Finance — 0.8%
Atlanticus Holdings Corp.
(a)(b)
............ 496 19,691
Curo Group Holdings Corp. ............. 2,633 44,761
Encore Capital Group, Inc.
(a)
............ 3,749 177,665
Enova International, Inc.
(a)
.............. 4,391 150,216
EZCORP, Inc., Class A
(a)
............... 6,650 40,099
Security
Shares
Shares Value
Consumer Finance (continued)
FirstCash, Inc. ...................... 4,804 $ 367,218
Green Dot Corp., Class A
(a)
............. 6,397 299,699
LendingClub Corp.
(a)
.................. 11,509 208,658
LendingTree, Inc.
(a)
................... 1,386 293,666
Navient Corp. ...................... 21,025 406,413
Nelnet, Inc., Class A .................. 2,025 152,341
Oportun Financial Corp.
(a)
.............. 2,532 50,716
PRA Group, Inc.
(a)
................... 5,565 214,086
PROG Holdings, Inc. ................. 8,008 385,425
Regional Management Corp. ............ 901 41,933
World Acceptance Corp.
(a)
.............. 507 81,242
2,933,829
Containers & Packaging — 0.2%
Greif, Inc., Class A ................... 3,125 189,219
Greif, Inc., Class B ................... 766 45,194
Myers Industries, Inc. ................. 4,293 90,153
O-I Glass, Inc.
(a)
..................... 19,219 313,846
Pactiv Evergreen, Inc. ................ 5,235 78,891
Ranpak Holdings Corp.
(a)
............... 4,170 104,375
UFP Technologies, Inc.
(a)
............... 876 50,300
871,978
Distributors — 0.1%
Core-Mark Holding Co., Inc. ............ 5,213 234,637
Funko, Inc., Class A
(a)
................. 3,374 71,799
Greenlane Holdings, Inc., Class A
(a)(b)
...... 1,731 7,737
314,173
Diversified Consumer Services — 0.6%
2U, Inc.
(a)
......................... 8,557 356,570
Adtalem Global Education, Inc.
(a)
......... 5,874 209,349
American Public Education, Inc.
(a)
......... 2,315 65,607
Carriage Services, Inc. ................ 1,892 69,947
Coursera, Inc.
(a)(b)
.................... 1,438 56,887
Graham Holdings Co., Class B ........... 462 292,862
Houghton Mifflin Harcourt Co.
(a)
.......... 15,166 167,433
Laureate Education, Inc., Class A
(a)
........ 12,535 181,883
OneSpaWorld Holdings Ltd.
(a)
........... 6,105 59,157
Perdoceo Education Corp.
(a)
............ 7,835 96,136
Regis Corp.
(a)
...................... 3,106 29,072
StoneMor, Inc.
(a)
..................... 4,160 10,899
Strategic Education, Inc. ............... 2,956 224,833
Stride, Inc.
(a)
....................... 4,776 153,453
Vivint Smart Home, Inc.
(a)(b)
............. 10,929 144,263
WW International, Inc.
(a)(b)
.............. 6,282 227,032
2,345,383
Diversified Financial Services — 0.1%
Alerus Financial Corp. ................ 1,846 53,552
A-Mark Precious Metals, Inc. ............ 1,041 48,407
Banco Latinoamericano de Comercio Exterior
SA, Class E ..................... 3,365 51,720
Cannae Holdings, Inc.
(a)
............... 10,621 360,158
Marlin Business Services Corp. .......... 707 16,091
529,928
Diversified Telecommunication Services — 0.7%
Anterix, Inc.
(a)
...................... 1,375 82,486
ATN International, Inc. ................ 1,274 57,954
Bandwidth, Inc., Class A
(a)
.............. 2,724 375,694
Cincinnati Bell, Inc.
(a)
................. 5,909 91,117
Cogent Communications Holdings, Inc. ..... 5,088 391,216
Consolidated Communications Holdings, Inc.
(a)
8,625 75,814
Globalstar, Inc.
(a)(b)
................... 72,418 128,904
IDT Corp., Class B
(a)
.................. 2,243 82,901
Iridium Communications, Inc.
(a)
........... 14,257 570,137

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Liberty Latin America Ltd., Class A
(a)
....... 5,114 $ 70,880
Liberty Latin America Ltd., Class C
(a)(b)
...... 18,771 264,671
Ooma, Inc.
(a)
....................... 2,831 53,393
ORBCOMM, Inc.
(a)
................... 8,969 100,812
Radius Global Infrastructure, Inc.
(a)(b)
....... 5,247 76,082
2,422,061
Electric Utilities — 0.6%
ALLETE, Inc. ...................... 6,263 438,285
MGE Energy, Inc. .................... 4,346 323,516
Otter Tail Corp. ..................... 4,881 238,242
PNM Resources, Inc. ................. 10,214 498,137
Portland General Electric Co. ............ 10,738 494,807
Spark Energy, Inc., Class A ............. 1,964 22,252
2,015,239
Electrical Equipment — 1.0%
Advent Technologies Holdings, Inc.
(a)
....... 2,036 19,627
Allied Motion Technologies, Inc. .......... 1,497 51,691
American Superconductor Corp.
(a)
........ 3,553 61,787
Array Technologies, Inc.
(a)
.............. 15,236 237,682
Atkore, Inc.
(a)
....................... 5,577 395,967
AZZ, Inc. ......................... 3,063 158,602
Babcock & Wilcox Enterprises, Inc.
(a)
....... 6,621 52,173
Beam Global
(a)
...................... 1,049 40,187
Bloom Energy Corp., Class A
(a)
........... 16,611 446,338
Encore Wire Corp. ................... 2,419 183,336
EnerSys
(b)
......................... 5,116 499,987
Eos Energy Enterprises, Inc., Class A
(a)
..... 2,095 37,626
FTC Solar, Inc.
(a)
.................... 2,269 30,200
FuelCell Energy, Inc.
(a)(b)
............... 38,987 346,984
GrafTech International Ltd. ............. 20,336 236,304
Powell Industries, Inc. ................. 923 28,567
Preformed Line Products Co. ............ 421 31,238
Romeo Power, Inc., Class A
(a)
........... 4,987 40,594
Stem, Inc.
(a)
........................ 7,466 268,851
Thermon Group Holdings, Inc.
(a)
.......... 3,692 62,912
TPI Composites, Inc.
(a)
................ 4,261 206,318
Vicor Corp.
(a)
....................... 2,405 254,305
3,691,276
Electronic Equipment, Instruments & Components — 2.3%
908 Devices, Inc.
(a)
................... 1,087 42,121
Advanced Energy Industries, Inc. ......... 4,590 517,339
Aeva Technologies, Inc.
(a)
.............. 2,960 31,287
Akoustis Technologies, Inc.
(a)
............ 5,185 55,531
Arlo Technologies, Inc.
(a)
............... 9,839 66,610
Badger Meter, Inc. ................... 3,484 341,850
Belden, Inc. ....................... 5,383 272,218
Benchmark Electronics, Inc. ............ 4,169 118,650
CTS Corp. ........................ 3,663 136,117
Daktronics, Inc.
(a)
.................... 3,703 24,403
ePlus, Inc.
(a)
....................... 1,521 131,855
Fabrinet
(a)
......................... 4,410 422,787
FARO Technologies, Inc.
(a)
.............. 2,195 170,705
Identiv, Inc.
(a)
....................... 2,464 41,888
II-VI, Inc.
(a)(b)
....................... 12,478 905,778
Insight Enterprises, Inc.
(a)
.............. 4,169 416,942
Iteris, Inc.
(a)
........................ 5,349 35,571
Itron, Inc.
(a)(b)
....................... 5,436 543,491
Kimball Electronics, Inc.
(a)
.............. 3,028 65,829
Knowles Corp.
(a)(b)
................... 10,747 212,146
Luna Innovations, Inc.
(a)
............... 3,683 39,887
Methode Electronics, Inc. .............. 4,656 229,122
MicroVision, Inc.
(a)(b)
.................. 18,888 316,374
Napco Security Technologies, Inc.
(a)
....... 1,977 71,903
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
nLight, Inc.
(a)
....................... 5,074 $ 184,085
Novanta, Inc.
(a)
..................... 4,213 567,744
OSI Systems, Inc.
(a)
.................. 2,010 204,296
Ouster, Inc., Class A
(a)
................. 3,464 43,265
PAR Technology Corp.
(a)
............... 2,829 197,860
PC Connection, Inc. .................. 1,480 68,480
Plexus Corp.
(a)
...................... 3,358 306,955
Rogers Corp.
(a)(b)
.................... 2,232 448,186
Sanmina Corp.
(a)
.................... 7,662 298,511
ScanSource, Inc.
(a)
................... 3,029 85,206
TTM Technologies, Inc.
(a)
............... 13,179 188,460
Velodyne Lidar, Inc.
(a)(b)
................ 8,433 89,727
Vishay Intertechnology, Inc. ............. 15,689 353,787
Vishay Precision Group, Inc.
(a)
........... 1,374 46,771
8,293,737
Energy Equipment & Services — 0.9%
Archrock, Inc. ...................... 17,063 152,031
Aspen Aerogels, Inc.
(a)
................ 2,540 75,997
Bristow Group, Inc.
(a)
................. 815 20,872
Cactus, Inc., Class A
(b)
................ 6,511 239,084
ChampionX Corp.
(a)
.................. 24,196 620,627
DMC Global, Inc.
(a)(b)
.................. 2,216 124,561
Dril-Quip, Inc.
(a)
..................... 4,147 140,293
Frank's International NV
(a)
.............. 21,411 64,875
FTS International, Inc., Class A
(a)
......... 1,060 29,987
Helix Energy Solutions Group, Inc.
(a)
....... 17,409 99,405
Helmerich & Payne, Inc. ............... 12,562 409,898
Liberty Oilfield Services, Inc., Class A
(a)(b)
.... 9,783 138,527
Nabors Industries Ltd.
(a)(b)
.............. 773 88,308
National Energy Services Reunited Corp.
(a)
.. 3,552 50,616
Newpark Resources, Inc.
(a)
............. 8,957 30,991
NexTier Oilfield Solutions, Inc.
(a)
.......... 21,593 102,783
Oceaneering International, Inc.
(a)
......... 11,400 177,498
Oil States International, Inc.
(a)
............ 8,423 66,121
Patterson-UTI Energy, Inc. ............. 23,215 230,757
ProPetro Holding Corp.
(a)
............... 10,687 97,893
RPC, Inc.
(a)
........................ 8,169 40,437
Select Energy Services, Inc., Class A
(a)
..... 8,100 48,924
Solaris Oilfield Infrastructure, Inc., Class A
(b)
.. 4,606 44,863
TETRA Technologies, Inc.
(a)
............. 14,638 63,529
Tidewater, Inc.
(a)
.................... 4,295 51,755
US Silica Holdings, Inc.
(a)
.............. 8,832 102,098
3,312,730
Entertainment — 1.1%
(a)
AMC Entertainment Holdings, Inc., Class A .. 48,584 2,753,741
Chicken Soup For The Soul Entertainment, Inc. 1,372 56,801
Cinemark Holdings, Inc.
(b)
.............. 13,036 286,140
CuriosityStream, Inc., Class A ........... 3,104 42,339
Eros STX Global Corp.
(b)
............... 37,891 57,973
IMAX Corp. ........................ 6,070 130,505
Liberty Media Corp.-Liberty Braves, Class A
(b)
. 1,048 29,575
Liberty Media Corp.-Liberty Braves, Class C .. 4,246 117,911
Lions Gate Entertainment Corp., Class A .... 6,947 143,803
Lions Gate Entertainment Corp., Class B .... 13,746 251,552
LiveXLive Media, Inc. ................. 6,992 33,002
Madison Square Garden Entertainment Corp. . 2,256 189,436
Marcus Corp. (The)
(b)
................. 2,653 56,270
4,149,048
Equity Real Estate Investment Trusts (REITs) — 6.0%
Acadia Realty Trust
(b)
................. 10,506 230,712
Agree Realty Corp.
(b)
................. 8,024 565,612
Alexander & Baldwin, Inc. .............. 8,817 161,527
Alexander's, Inc. .................... 264 70,739

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
American Assets Trust, Inc. ............. 5,807 $ 216,543
American Finance Trust, Inc. ............ 14,113 119,678
Apartment Investment and Management Co.,
Class A ........................ 17,769 119,230
Apple Hospitality REIT, Inc. ............. 25,052 382,293
Armada Hoffler Properties, Inc. .......... 7,049 93,681
Ashford Hospitality Trust, Inc.
(a)
.......... 13,074 59,617
Braemar Hotels & Resorts, Inc.
(a)
......... 5,307 32,956
Brandywine Realty Trust ............... 20,253 277,669
Broadstone Net Lease, Inc. ............. 16,977 397,432
BRT Apartments Corp. ................ 967 16,768
CareTrust REIT, Inc. .................. 11,457 266,146
CatchMark Timber Trust, Inc., Class A ...... 6,522 76,307
Centerspace REIT ................... 1,631 128,686
Chatham Lodging Trust
(a)
.............. 5,808 74,749
City Office REIT, Inc. ................. 5,031 62,535
Clipper Realty, Inc. ................... 2,104 15,464
Columbia Property Trust, Inc. ............ 14,528 252,642
Community Healthcare Trust, Inc. ......... 2,851 135,308
CorePoint Lodging, Inc.
(a)
.............. 4,733 50,643
Corporate Office Properties Trust ......... 2,200 61,578
CTO Realty Growth, Inc. ............... 633 33,878
DiamondRock Hospitality Co.
(a)
.......... 24,581 238,436
DigitalBridge Group, Inc., Class A
(a)(b)
....... 59,914 473,321
Diversified Healthcare Trust
(b)
............ 27,473 114,837
Easterly Government Properties, Inc. ...... 10,932 230,447
EastGroup Properties, Inc. ............. 4,743 779,986
Empire State Realty Trust, Inc., Class A ..... 18,844 226,128
Equity Commonwealth ................ 14,783 387,315
Essential Properties Realty Trust, Inc. ...... 13,966 377,641
Farmland Partners, Inc. ............... 3,525 42,476
Four Corners Property Trust, Inc.
(b)
........ 8,912 246,060
Franklin Street Properties Corp. .......... 15,480 81,425
GEO Group, Inc. (The)
(b)
............... 13,996 99,652
Getty Realty Corp. ................... 4,352 135,565
Gladstone Commercial Corp. ............ 4,247 95,812
Gladstone Land Corp. ................ 3,006 72,324
Global Medical REIT, Inc. .............. 6,764 99,837
Global Net Lease, Inc. ................ 12,761 236,078
Healthcare Realty Trust, Inc. ............ 16,826 508,145
Hersha Hospitality Trust
(a)
.............. 3,854 41,469
Independence Realty Trust, Inc. .......... 12,201 222,424
Indus Realty Trust, Inc. ................ 422 27,704
Industrial Logistics Properties Trust ........ 7,903 206,584
Innovative Industrial Properties, Inc.
(b)
...... 2,827 540,014
iStar, Inc.
(b)
........................ 8,836 183,170
Kite Realty Group Trust
(b)
.............. 10,208 224,678
Lexington Realty Trust
(b)
............... 32,732 391,147
LTC Properties, Inc. .................. 4,811 184,694
Macerich Co. (The)
(b)
................. 23,579 430,317
Mack-Cali Realty Corp. ................ 11,820 202,713
Monmouth Real Estate Investment Corp. .... 11,040 206,669
National Health Investors, Inc. ........... 5,220 350,001
National Storage Affiliates Trust .......... 8,375 423,440
NETSTREIT Corp. ................... 4,734 109,166
New Senior Investment Group, Inc. ........ 10,217 89,705
NexPoint Residential Trust, Inc. .......... 2,645 145,422
Office Properties Income Trust ........... 5,756 168,714
One Liberty Properties, Inc. ............. 1,954 55,474
Outfront Media, Inc.
(a)
................. 17,362 417,209
Paramount Group, Inc. ................ 24,326 244,963
Pebblebrook Hotel Trust
(b)
.............. 15,509 365,237
Physicians Realty Trust ................ 25,613 473,072
Piedmont Office Realty Trust, Inc., Class A ... 14,912 275,425
Plymouth Industrial REIT, Inc. ........... 3,594 71,952
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Postal Realty Trust, Inc., Class A
(b)
........ 2,557 $ 46,640
PotlatchDeltic Corp. .................. 7,844 416,909
Preferred Apartment Communities, Inc., Class A 6,414 62,536
PS Business Parks, Inc. ............... 2,397 354,948
QTS Realty Trust, Inc., Class A .......... 8,199 633,783
Retail Opportunity Investments Corp. ...... 14,207 250,896
Retail Properties of America, Inc., Class A ... 25,593 293,040
Retail Value, Inc. .................... 1,701 36,997
RLJ Lodging Trust
(b)
.................. 19,532 297,472
RPT Realty ........................ 10,011 129,943
Ryman Hospitality Properties, Inc.
(a)
....... 6,279 495,790
Sabra Health Care REIT, Inc.
(b)
........... 25,255 459,641
Safehold, Inc. ...................... 2,168 170,188
Saul Centers, Inc. ................... 1,379 62,676
Seritage Growth Properties, Class A
(a)
...... 4,305 79,212
Service Properties Trust ............... 20,120 253,512
SITE Centers Corp. .................. 20,672 311,320
STAG Industrial, Inc. ................. 19,198 718,581
Summit Hotel Properties, Inc.
(a)
.......... 12,452 116,177
Sunstone Hotel Investors, Inc.
(a)
.......... 25,642 318,474
Tanger Factory Outlet Centers, Inc.
(b)
....... 11,386 214,626
Terreno Realty Corp. ................. 8,180 527,774
UMH Properties, Inc. ................. 4,828 105,347
Uniti Group, Inc. .................... 23,071 244,322
Universal Health Realty Income Trust ...... 1,625 100,019
Urban Edge Properties ................ 13,814 263,847
Urstadt Biddle Properties, Inc., Class A
(b)
.... 3,344 64,807
Washington REIT
(b)
.................. 10,102 232,346
Whitestone REIT .................... 4,547 37,513
Xenia Hotels & Resorts, Inc.
(a)
........... 13,964 261,546
21,960,123
Food & Staples Retailing — 0.9%
Andersons, Inc. (The) ................. 3,864 117,968
BJ's Wholesale Club Holdings, Inc.
(a)
....... 16,351 777,980
Chefs' Warehouse, Inc. (The)
(a)
.......... 3,860 122,864
HF Foods Group, Inc.
(a)
................ 4,816 25,477
Ingles Markets, Inc., Class A ............ 1,713 99,816
MedAvail Holdings, Inc.
(a)(b)
............. 1,398 17,125
Natural Grocers by Vitamin Cottage, Inc. .... 1,090 11,707
Performance Food Group Co.
(a)
.......... 15,741 763,281
PriceSmart, Inc. ..................... 2,789 253,827
Rite Aid Corp.
(a)
..................... 6,866 111,916
SpartanNash Co. .................... 4,412 85,196
Sprouts Farmers Market, Inc.
(a)
........... 14,162 351,926
United Natural Foods, Inc.
(a)
............. 6,657 246,176
Village Super Market, Inc., Class A ........ 1,150 27,036
Weis Markets, Inc. ................... 1,962 101,357
3,113,652
Food Products — 1.0%
AppHarvest, Inc.
(a)
................... 5,719 91,504
B&G Foods, Inc.
(b)
................... 7,538 247,246
Calavo Growers, Inc. ................. 2,114 134,070
Cal-Maine Foods, Inc. ................. 4,495 162,764
Fresh Del Monte Produce, Inc. ........... 3,827 125,832
Hostess Brands, Inc.
(a)
................ 15,745 254,912
J&J Snack Foods Corp.
(b)
.............. 1,759 306,787
John B Sanfilippo & Son, Inc. ............ 1,150 101,855
Laird Superfood, Inc.
(a)
................ 739 22,074
Lancaster Colony Corp.
(b)
.............. 2,265 438,300
Landec Corp.
(a)
..................... 2,615 29,419
Limoneira Co. ...................... 2,145 37,645
Mission Produce, Inc.
(a)(b)
............... 4,423 91,600
Sanderson Farms, Inc. ................ 2,424 455,639
Seneca Foods Corp., Class A
(a)
.......... 635 32,436

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Food Products (continued)
Simply Good Foods Co. (The)
(a)
.......... 10,156 $ 370,796
Tattooed Chef, Inc., Class A
(a)
........... 5,578 119,648
Tootsie Roll Industries, Inc. ............. 1,841 62,428
TreeHouse Foods, Inc.
(a)
............... 6,202 276,113
Utz Brands, Inc., Class A
(b)
............. 7,033 153,249
Vital Farms, Inc.
(a)
................... 2,850 56,886
Whole Earth Brands, Inc., Class A
(a)
....... 4,458 64,641
3,635,844
Gas Utilities — 0.8%
Brookfield Infrastructure Corp., Class A ..... 4,367 329,272
Chesapeake Utilities Corp. ............. 2,038 245,233
New Jersey Resources Corp.
(b)
.......... 11,471 453,907
Northwest Natural Holding Co. ........... 3,676 193,063
ONE Gas, Inc. ...................... 6,292 466,363
South Jersey Industries, Inc.
(b)
........... 12,527 324,825
Southwest Gas Holdings, Inc. ........... 6,919 457,969
Spire, Inc. ......................... 6,049 437,161
2,907,793
Health Care Equipment & Supplies — 3.6%
Accelerate Diagnostics, Inc.
(a)
........... 2,815 22,689
Accuray, Inc.
(a)
...................... 9,408 42,524
Acutus Medical, Inc.
(a)
................. 1,216 20,648
Alphatec Holdings, Inc.
(a)
............... 8,211 125,792
AngioDynamics, Inc.
(a)
................ 4,358 118,233
Apyx Medical Corp.
(a)
................. 3,441 35,477
Asensus Surgical, Inc.
(a)(b)
.............. 27,909 88,471
Aspira Women's Health, Inc.
(a)
........... 9,969 56,026
AtriCure, Inc.
(a)
..................... 5,323 422,274
Atrion Corp. ....................... 159 98,728
Avanos Medical, Inc.
(a)
................ 5,866 213,346
AxoGen, Inc.
(a)
...................... 4,747 102,583
Axonics, Inc.
(a)(b)
..................... 4,965 314,831
BioLife Solutions, Inc.
(a)
................ 2,912 129,613
Bioventus, Inc., Class A
(a)(b)
............. 1,424 25,062
Butterfly Network, Inc., Class A
(a)
......... 3,874 56,095
Cardiovascular Systems, Inc.
(a)
........... 4,687 199,901
Cerus Corp.
(a)
...................... 20,119 118,903
ClearPoint Neuro, Inc.
(a)
............... 2,244 42,838
CONMED Corp. ..................... 3,375 463,826
CryoLife, Inc.
(a)
..................... 4,519 128,340
CryoPort, Inc.
(a)
..................... 4,938 311,588
Cutera, Inc.
(a)
...................... 2,055 100,757
CytoSorbents Corp.
(a)
................. 4,031 30,434
DarioHealth Corp.
(a)(b)
................. 1,608 34,347
Eargo, Inc.
(a)
....................... 2,303 91,913
Glaukos Corp.
(a)(b)
.................... 5,384 456,725
Haemonetics Corp.
(a)
................. 6,018 401,039
Heska Corp.
(a)
...................... 1,143 262,581
Inari Medical, Inc.
(a)
.................. 4,055 378,250
Inogen, Inc.
(a)
...................... 2,345 152,824
Integer Holdings Corp.
(a)
............... 3,919 369,170
Intersect ENT, Inc.
(a)
.................. 3,374 57,662
Invacare Corp.
(a)
.................... 3,040 24,533
iRadimed Corp.
(a)
.................... 1,110 32,645
iRhythm Technologies, Inc.
(a)
............ 3,421 226,983
Lantheus Holdings, Inc.
(a)
.............. 7,945 219,600
LeMaitre Vascular, Inc. ................ 2,158 131,681
LivaNova plc
(a)
...................... 5,860 492,885
Meridian Bioscience, Inc.
(a)(b)
............ 5,242 116,268
Merit Medical Systems, Inc.
(a)(b)
........... 6,123 395,913
Mesa Laboratories, Inc.
(b)
.............. 570 154,567
Misonix, Inc.
(a)
...................... 1,770 39,259
Natus Medical, Inc.
(a)
................. 4,344 112,857
Neogen Corp.
(a)
..................... 12,810 589,772
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Neuronetics, Inc.
(a)
................... 2,979 $ 47,724
NeuroPace, Inc.
(a)
................... 831 19,769
Nevro Corp.
(a)
...................... 4,127 684,215
NuVasive, Inc.
(a)
..................... 6,179 418,813
OraSure Technologies, Inc.
(a)
............ 8,001 81,130
Ortho Clinical Diagnostics Holdings plc
(a)
.... 10,339 221,358
Orthofix Medical, Inc.
(a)
................ 2,014 80,782
OrthoPediatrics Corp.
(a)
................ 1,590 100,456
Outset Medical, Inc.
(a)
................. 5,457 272,741
PAVmed, Inc.
(a)
..................... 9,323 59,667
Pulmonx Corp.
(a)
.................... 3,029 133,639
Pulse Biosciences, Inc.
(a)
............... 1,250 20,500
Quotient Ltd.
(a)
...................... 9,414 34,267
Retractable Technologies, Inc.
(a)
.......... 1,830 21,155
SeaSpine Holdings Corp.
(a)
............. 4,002 82,081
Senseonics Holdings, Inc.
(a)(b)
............ 49,547 190,260
Shockwave Medical, Inc.
(a)(b)
............ 4,025 763,663
SI-BONE, Inc.
(a)
..................... 3,832 120,593
Sientra, Inc.
(a)
...................... 7,772 61,865
Silk Road Medical, Inc.
(a)
............... 4,046 193,642
Soliton, Inc.
(a)
...................... 1,253 28,180
STAAR Surgical Co.
(a)
................. 5,607 855,067
Stereotaxis, Inc.
(a)
................... 5,928 57,146
Surmodics, Inc.
(a)
.................... 1,590 86,257
Tactile Systems Technology, Inc.
(a)
........ 2,366 123,032
Talis Biomedical Corp.
(a)
............... 2,587 28,535
TransMedics Group, Inc.
(a)
.............. 2,814 93,368
Treace Medical Concepts, Inc.
(a)
.......... 1,304 40,763
Utah Medical Products, Inc. ............. 456 38,778
Vapotherm, Inc.
(a)
.................... 3,047 72,031
Varex Imaging Corp.
(a)
................ 4,870 130,613
ViewRay, Inc.
(a)
..................... 17,061 112,603
Zynex, Inc.
(a)
....................... 2,913 45,239
13,330,385
Health Care Providers & Services — 3.1%
1Life Healthcare, Inc.
(a)
................ 13,908 459,798
Accolade, Inc.
(a)
..................... 6,005 326,132
AdaptHealth Corp.
(a)
.................. 9,675 265,192
Addus HomeCare Corp.
(a)
.............. 1,865 162,703
Agiliti, Inc.
(a)
....................... 2,696 58,961
Alignment Healthcare, Inc.
(a)(b)
........... 3,142 73,429
AMN Healthcare Services, Inc.
(a)
.......... 5,624 545,415
Apollo Medical Holdings, Inc.
(a)
........... 4,326 271,716
Apria, Inc.
(a)
........................ 840 23,520
Aveanna Healthcare Holdings, Inc.
(a)
....... 4,603 56,939
Biodesix, Inc.
(a)
..................... 1,465 19,353
Brookdale Senior Living, Inc.
(a)
........... 22,076 174,400
Castle Biosciences, Inc.
(a)
.............. 2,541 186,331
Community Health Systems, Inc.
(a)
........ 14,822 228,852
CorVel Corp.
(a)
...................... 1,059 142,224
Covetrus, Inc.
(a)
..................... 12,346 333,342
Cross Country Healthcare, Inc.
(a)
......... 4,593 75,830
Ensign Group, Inc. (The) ............... 6,228 539,781
Exagen, Inc.
(a)
...................... 611 9,159
Fulgent Genetics, Inc.
(a)
............... 2,420 223,197
Hanger, Inc.
(a)
...................... 4,420 111,738
HealthEquity, Inc.
(a)
................... 9,758 785,324
InfuSystem Holdings, Inc.
(a)
............. 2,397 49,834
Innovage Holding Corp.
(a)
.............. 2,186 46,584
Joint Corp. (The)
(a)
................... 1,617 135,699
LHC Group, Inc.
(a)
................... 3,643 729,547
Magellan Health, Inc.
(a)
................ 2,744 258,485
MEDNAX, Inc.
(a)
..................... 9,081 273,792
ModivCare, Inc.
(a)
.................... 1,473 250,513
National HealthCare Corp. .............. 1,502 104,990

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Health Care Providers & Services (continued)
National Research Corp. ............... 1,512 $ 69,401
Ontrak, Inc.
(a)
...................... 1,057 34,331
Option Care Health, Inc.
(a)
.............. 13,196 288,596
Owens & Minor, Inc. .................. 8,653 366,281
Patterson Cos., Inc.
(b)
................. 10,222 310,647
Pennant Group, Inc. (The)
(a)
............. 3,078 125,890
PetIQ, Inc.
(a)
....................... 3,149 121,551
Privia Health Group, Inc.
(a)
.............. 2,339 103,781
Progyny, Inc.
(a)(b)
.................... 7,525 443,975
R1 RCM, Inc.
(a)
..................... 15,345 341,273
RadNet, Inc.
(a)
...................... 5,184 174,649
Select Medical Holdings Corp. ........... 13,319 562,861
Sharps Compliance Corp.
(a)
............. 1,721 17,726
SOC Telemed, Inc.
(a)
.................. 4,883 27,784
Surgery Partners, Inc.
(a)
............... 3,781 251,890
Tenet Healthcare Corp.
(a)
............... 12,670 848,763
Tivity Health, Inc.
(a)
................... 5,505 144,837
Triple-S Management Corp., Class B
(a)
..... 2,976 66,275
US Physical Therapy, Inc. .............. 1,542 178,672
Viemed Healthcare, Inc.
(a)
.............. 4,574 32,704
11,434,667
Health Care Technology — 1.3%
Allscripts Healthcare Solutions, Inc.
(a)(b)
..... 16,695 309,024
American Well Corp., Class A
(a)(b)
......... 23,222 292,133
Castlight Health, Inc., Class B
(a)
.......... 14,244 37,462
Computer Programs & Systems, Inc. ....... 1,726 57,355
Evolent Health, Inc., Class A
(a)(b)
.......... 9,579 202,308
Forian, Inc.
(a)
....................... 2,165 27,214
Health Catalyst, Inc.
(a)
................. 5,333 296,035
HealthStream, Inc.
(a)
.................. 3,336 93,208
iCAD, Inc.
(a)
........................ 2,620 45,352
Inovalon Holdings, Inc., Class A
(a)
......... 9,012 307,129
Inspire Medical Systems, Inc.
(a)
.......... 3,172 613,021
Multiplan Corp., Class A
(a)
.............. 47,606 453,209
NantHealth, Inc.
(a)
................... 3,558 8,255
NextGen Healthcare, Inc.
(a)
............. 6,989 115,948
Omnicell, Inc.
(a)
..................... 5,132 777,241
OptimizeRx Corp.
(a)
.................. 2,016 124,790
Phreesia, Inc.
(a)(b)
.................... 4,271 261,812
Schrodinger, Inc.
(a)
................... 5,405 408,672
Simulations Plus, Inc. ................. 1,835 100,760
Tabula Rasa HealthCare, Inc.
(a)
.......... 2,751 137,550
Vocera Communications, Inc.
(a)
.......... 4,286 170,797
4,839,275
Hotels, Restaurants & Leisure — 2.3%
Accel Entertainment, Inc.
(a)(b)
............ 5,693 67,576
Bally's Corp.
(a)
...................... 3,895 210,758
Biglari Holdings, Inc., Class B
(a)
.......... 133 21,210
BJ's Restaurants, Inc.
(a)
................ 2,674 131,400
Bloomin' Brands, Inc.
(a)(b)
............... 10,444 283,450
Bluegreen Vacations Holding Corp.
(a)
....... 1,668 30,024
Brinker International, Inc.
(a)(b)
............ 5,385 333,062
Carrols Restaurant Group, Inc.
(a)
.......... 4,613 27,724
Century Casinos, Inc.
(a)
................ 3,588 48,187
Cheesecake Factory, Inc. (The)
(a)
......... 5,129 277,889
Chuy's Holdings, Inc.
(a)
................ 2,559 95,348
Cracker Barrel Old Country Store, Inc. ...... 2,830 420,142
Dave & Buster's Entertainment, Inc.
(a)
...... 5,156 209,334
Del Taco Restaurants, Inc. .............. 3,868 38,719
Denny's Corp.
(a)
..................... 7,572 124,862
Dine Brands Global, Inc.
(a)
.............. 1,876 167,433
Drive Shack, Inc.
(a)(b)
.................. 9,854 32,617
El Pollo Loco Holdings, Inc.
(a)
............ 2,146 39,250
Everi Holdings, Inc.
(a)
................. 10,229 255,111
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Fiesta Restaurant Group, Inc.
(a)
.......... 1,866 $ 25,060
Full House Resorts, Inc.
(a)
.............. 3,902 38,786
GAN Ltd.
(a)
........................ 4,785 78,665
Golden Entertainment, Inc.
(a)
............ 2,047 91,706
Golden Nugget Online Gaming, Inc.
(a)
...... 3,807 48,577
Hall of Fame Resort & Entertainment Co.
(a)
... 6,558 25,773
Hilton Grand Vacations, Inc.
(a)
........... 10,207 422,468
International Game Technology plc
(a)
....... 12,206 292,456
Jack in the Box, Inc. .................. 2,804 312,478
Kura Sushi USA, Inc., Class A
(a)(b)
......... 452 17,181
Lindblad Expeditions Holdings, Inc.
(a)
....... 4,115 65,881
Monarch Casino & Resort, Inc.
(a)(b)
........ 1,525 100,909
Nathan's Famous, Inc. ................ 366 26,103
NeoGames SA
(a)
.................... 666 40,939
Noodles & Co.
(a)
..................... 4,265 53,227
ONE Group Hospitality, Inc. (The)
(a)
........ 2,331 25,688
Papa John's International, Inc. ........... 3,944 411,911
PlayAGS, Inc.
(a)
..................... 3,591 35,551
RCI Hospitality Holdings, Inc. ............ 1,122 74,276
Red Robin Gourmet Burgers, Inc.
(a)
........ 2,011 66,584
Red Rock Resorts, Inc., Class A
(a)(b)
....... 7,355 312,588
Rush Street Interactive, Inc.
(a)
........... 6,242 76,527
Ruth's Hospitality Group, Inc.
(a)
........... 4,161 95,828
Scientific Games Corp., Class A
(a)(b)
........ 11,472 888,392
SeaWorld Entertainment, Inc.
(a)
.......... 6,071 303,186
Shake Shack, Inc., Class A
(a)
............ 4,353 465,858
Target Hospitality Corp.
(a)
.............. 4,408 16,354
Texas Roadhouse, Inc. ................ 8,351 803,366
Wingstop, Inc. ...................... 3,560 561,163
8,591,577
Household Durables — 1.8%
Aterian, Inc.
(a)
...................... 2,360 34,527
Bassett Furniture Industries, Inc. ......... 1,111 27,053
Beazer Homes USA, Inc.
(a)
............. 3,864 74,537
Casper Sleep, Inc.
(a)
.................. 4,414 36,371
Cavco Industries, Inc.
(a)
................ 1,085 241,076
Century Communities, Inc. ............. 3,554 236,483
Ethan Allen Interiors, Inc. .............. 3,065 84,594
Flexsteel Industries, Inc. ............... 792 31,989
GoPro, Inc., Class A
(a)
................. 15,442 179,899
Green Brick Partners, Inc.
(a)
............. 3,232 73,496
Hamilton Beach Brands Holding Co., Class A . 1,018 22,671
Helen of Troy Ltd.
(a)
.................. 2,917 665,426
Hooker Furniture Corp. ................ 1,621 56,151
Hovnanian Enterprises, Inc., Class A
(a)
...... 610 64,837
Installed Building Products, Inc.
(b)
......... 2,838 347,258
iRobot Corp.
(a)
...................... 3,302 308,374
KB Home ......................... 10,700 435,704
Landsea Homes Corp.
(a)
............... 1,327 11,107
La-Z-Boy, Inc. ...................... 5,468 202,535
Legacy Housing Corp.
(a)
............... 963 16,284
LGI Homes, Inc.
(a)(b)
.................. 2,646 428,493
Lifetime Brands, Inc. .................. 1,738 26,018
Lovesac Co. (The)
(a)
.................. 1,524 121,600
M/I Homes, Inc.
(a)
.................... 3,534 207,340
MDC Holdings, Inc. .................. 6,715 339,779
Meritage Homes Corp.
(a)
............... 4,442 417,903
Purple Innovation, Inc.
(a)
............... 5,990 158,196
Skyline Champion Corp.
(a)(b)
............. 6,267 334,031
Sonos, Inc.
(a)
....................... 14,345 505,374
Taylor Morrison Home Corp.
(a)(b)
.......... 14,979 395,745
TRI Pointe Homes, Inc.
(a)(b)
............. 14,030 300,663
Tupperware Brands Corp.
(a)(b)
............ 5,798 137,702
Universal Electronics, Inc.
(a)
............. 1,564 75,854
VOXX International Corp.
(a)
............. 1,776 24,882

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Household Durables (continued)
Vuzix Corp.
(a)
....................... 7,000 $ 128,450
6,752,402
Household Products — 0.3%
Central Garden & Pet Co.
(a)
............. 1,288 68,174
Central Garden & Pet Co., Class A
(a)
....... 4,868 235,124
Energizer Holdings, Inc.
(b)
.............. 8,120 348,998
Oil-Dri Corp. of America ............... 656 22,422
WD-40 Co. ........................ 1,630 417,753
1,092,471
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc. ................. 4,521 114,019
Clearway Energy, Inc., Class C .......... 9,789 259,213
Ormat Technologies, Inc.
(b)
............. 5,419 376,783
Sunnova Energy International, Inc.
(a)
....... 10,266 386,618
1,136,633
Industrial Conglomerates — 0.1%
Raven Industries, Inc. ................. 4,255 246,152
Insurance — 1.9%
Ambac Financial Group, Inc.
(a)(b)
.......... 5,411 84,736
American Equity Investment Life Holding Co.
(b)
10,185 329,179
American National Group, Inc. ........... 889 132,061
AMERISAFE, Inc. ................... 2,406 143,614
Argo Group International Holdings Ltd. ..... 3,782 196,021
BRP Group, Inc., Class A
(a)
............. 5,506 146,735
Citizens, Inc.
(a)
...................... 6,570 34,755
CNO Financial Group, Inc.
(b)
............ 15,666 370,031
Crawford & Co., Class A ............... 2,073 18,802
Donegal Group, Inc., Class A ............ 1,325 19,305
eHealth, Inc.
(a)
...................... 2,912 170,061
Employers Holdings, Inc. ............... 3,564 152,539
Enstar Group Ltd.
(a)(b)
................. 1,641 392,068
Genworth Financial, Inc., Class A
(a)
........ 61,267 238,941
Goosehead Insurance, Inc., Class A ....... 2,112 268,858
Greenlight Capital Re Ltd., Class A
(a)
....... 3,963 36,182
HCI Group, Inc.
(b)
.................... 668 66,419
Heritage Insurance Holdings, Inc. ......... 2,379 20,412
Horace Mann Educators Corp. ........... 4,848 181,412
Independence Holding Co. ............. 422 19,547
Investors Title Co. ................... 172 30,037
James River Group Holdings Ltd. ......... 3,796 142,426
Kinsale Capital Group, Inc. ............. 2,561 421,976
Maiden Holdings Ltd.
(a)
................ 8,292 27,944
MBIA, Inc.
(a)(b)
...................... 6,510 71,610
MetroMile, Inc.
(a)
.................... 4,380 40,077
National Western Life Group, Inc., Class A ... 298 66,868
NI Holdings, Inc.
(a)
................... 1,375 26,139
Palomar Holdings, Inc.
(a)
............... 2,931 221,173
ProAssurance Corp. .................. 6,660 151,515
ProSight Global, Inc.
(a)
................ 1,224 15,618
RLI Corp.
(b)
........................ 4,774 499,313
Safety Insurance Group, Inc. ............ 1,721 134,720
Selective Insurance Group, Inc. .......... 7,089 575,272
Selectquote, Inc.
(a)
................... 16,200 312,012
SiriusPoint Ltd.
(a)
.................... 10,623 106,974
State Auto Financial Corp. .............. 2,372 40,609
Stewart Information Services Corp. ........ 3,201 181,465
Tiptree, Inc. ....................... 3,208 29,835
Trean Insurance Group, Inc.
(a)
........... 1,415 21,338
Trupanion, Inc.
(a)(b)
................... 4,551 523,820
United Fire Group, Inc. ................ 2,555 70,850
United Insurance Holdings Corp. ......... 2,729 15,555
Universal Insurance Holdings, Inc. ........ 3,335 46,290
Security
Shares
Shares Value
Insurance (continued)
Watford Holdings Ltd.
(a)
................ 2,017 $ 70,575
6,865,689
Interactive Media & Services — 0.5%
(a)
Cargurus, Inc. ...................... 11,159 292,701
Cars.com, Inc.
(b)
..................... 7,880 112,920
Eventbrite, Inc., Class A
(b)
.............. 8,953 170,107
EverQuote, Inc., Class A
(b)
.............. 2,254 73,661
fuboTV, Inc.
(b)
...................... 15,686 503,677
Liberty TripAdvisor Holdings, Inc., Class A ... 9,645 39,255
MediaAlpha, Inc., Class A .............. 2,471 104,029
QuinStreet, Inc. ..................... 5,922 110,031
TrueCar, Inc. ....................... 11,422 64,534
Yelp, Inc. ......................... 8,635 345,055
1,815,970
Internet & Direct Marketing Retail — 0.8%
1-800-Flowers.com, Inc., Class A
(a)
........ 3,264 104,024
CarParts.com, Inc.
(a)(b)
................. 5,652 115,075
Duluth Holdings, Inc., Class B
(a)
.......... 1,874 38,698
Groupon, Inc.
(a)(b)
.................... 2,629 113,468
Lands' End, Inc.
(a)
................... 1,299 53,324
Liquidity Services, Inc.
(a)
............... 3,171 80,702
Overstock.com, Inc.
(a)
................. 5,318 490,319
PetMed Express, Inc. ................. 2,238 71,280
Porch Group, Inc.
(a)
.................. 1,893 36,611
Quotient Technology, Inc.
(a)
............. 10,746 116,164
RealReal, Inc. (The)
(a)
................. 9,379 185,329
Revolve Group, Inc., Class A
(a)(b)
.......... 4,284 295,168
Shutterstock, Inc. .................... 2,821 276,937
Stamps.com, Inc.
(a)
................... 2,116 423,814
Stitch Fix, Inc., Class A
(a)
............... 7,048 424,994
2,825,907
IT Services — 1.5%
BigCommerce Holdings, Inc.
(a)
........... 5,605 363,877
Brightcove, Inc.
(a)
.................... 4,321 62,006
Cantaloupe, Inc.
(a)
................... 6,951 82,439
Cass Information Systems, Inc. .......... 1,674 68,215
Conduent, Inc.
(a)
.................... 19,803 148,522
Contra BM Technologies
(a)
.............. 599 7,062
CSG Systems International, Inc. .......... 3,714 175,227
DigitalOcean Holdings, Inc.
(a)
............ 1,538 85,497
EVERTEC, Inc. ..................... 7,427 324,189
Evo Payments, Inc., Class A
(a)(b)
.......... 5,634 156,287
ExlService Holdings, Inc.
(a)
............. 3,918 416,327
GreenBox POS
(a)
.................... 2,072 24,719
GreenSky, Inc., Class A
(a)
.............. 8,321 46,182
Grid Dynamics Holdings, Inc.
(a)
........... 4,029 60,556
Hackett Group, Inc. (The) .............. 2,752 49,591
I3 Verticals, Inc., Class A
(a)
.............. 2,627 79,388
IBEX Holdings Ltd.
(a)
.................. 759 14,816
International Money Express, Inc.
(a)
........ 3,565 52,940
Limelight Networks, Inc.
(a)
.............. 12,327 38,830
LiveRamp Holdings, Inc.
(a)
.............. 7,754 363,275
Marathon Digital Holdings, Inc.
(a)
.......... 11,387 357,210
Maximus, Inc. ...................... 7,316 643,589
MoneyGram International, Inc.
(a)
.......... 8,436 85,035
Paya Holdings, Inc., Class A
(a)
........... 9,807 108,073
Perficient, Inc.
(a)
..................... 3,883 312,271
Priority Technology Holdings, Inc.
(a)(b)
....... 801 6,120
Rackspace Technology, Inc.
(a)
........... 6,415 125,798
Repay Holdings Corp.
(a)
............... 9,183 220,759
StarTek, Inc.
(a)
...................... 2,147 15,308
Sykes Enterprises, Inc.
(a)
............... 4,508 242,080
TTEC Holdings, Inc. .................. 2,194 226,179

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
IT Services (continued)
Tucows, Inc., Class A
(a)
................ 1,230 $ 98,794
Unisys Corp.
(a)
...................... 7,794 197,266
Verra Mobility Corp.
(a)
................. 16,290 250,377
5,508,804
Leisure Products — 0.6%
Acushnet Holdings Corp. ............... 4,128 203,923
American Outdoor Brands, Inc.
(a)
......... 1,842 64,728
AMMO, Inc.
(a)
...................... 7,863 76,979
Callaway Golf Co.
(a)
.................. 13,806 465,676
Clarus Corp. ....................... 2,888 74,222
Escalade, Inc. ...................... 1,239 28,435
Genius Brands International, Inc.
(a)(b)
....... 33,666 61,945
Johnson Outdoors, Inc., Class A .......... 636 76,956
Latham Group, Inc.
(a)
................. 2,769 88,497
Malibu Boats, Inc., Class A
(a)
............ 2,472 181,272
Marine Products Corp. ................ 1,544 23,839
MasterCraft Boat Holdings, Inc.
(a)
......... 2,633 69,222
Nautilus, Inc.
(a)(b)
.................... 3,299 55,588
Smith & Wesson Brands, Inc. ............ 6,343 220,102
Sturm Ruger & Co., Inc.
(b)
.............. 2,027 182,390
Vista Outdoor, Inc.
(a)
.................. 6,896 319,147
2,192,921
Life Sciences Tools & Services — 1.0%
Akoya Biosciences, Inc.
(a)(b)
............. 911 17,619
Berkeley Lights, Inc.
(a)(b)
................ 5,719 256,268
Bionano Genomics, Inc.
(a)(b)
............. 33,551 245,929
ChromaDex Corp.
(a)(b)
................. 5,439 53,629
Codexis, Inc.
(a)
...................... 7,660 173,576
Fluidigm Corp.
(a)
.................... 7,521 46,329
Harvard Bioscience, Inc.
(a)
.............. 3,292 27,422
Inotiv, Inc.
(a)
........................ 1,545 41,221
Luminex Corp. ...................... 5,576 205,197
Medpace Holdings, Inc.
(a)(b)
............. 3,487 615,909
NanoString Technologies, Inc.
(a)
.......... 5,308 343,905
NeoGenomics, Inc.
(a)(b)
................ 13,452 607,627
Pacific Biosciences of California, Inc.
(a)(b)
.... 23,196 811,164
Personalis, Inc.
(a)
.................... 4,247 107,449
Quanterix Corp.
(a)
.................... 3,681 215,927
Seer, Inc.
(a)
........................ 2,069 67,822
3,836,993
Machinery — 3.8%
AgEagle Aerial Systems, Inc.
(a)
........... 7,961 41,954
Alamo Group, Inc. ................... 1,186 181,078
Albany International Corp., Class A ........ 3,671 327,673
Altra Industrial Motion Corp.
(b)
........... 7,730 502,605
Astec Industries, Inc. ................. 2,763 173,903
Barnes Group, Inc. ................... 5,782 296,328
Blue Bird Corp.
(a)
.................... 1,694 42,113
Chart Industries, Inc.
(a)(b)
............... 4,357 637,516
CIRCOR International, Inc.
(a)
............ 2,124 69,242
Columbus McKinnon Corp. ............. 3,321 160,205
Commercial Vehicle Group, Inc.
(a)
......... 3,823 40,639
Desktop Metal, Inc., Class A
(a)
........... 9,972 114,678
Douglas Dynamics, Inc. ............... 2,622 106,689
Energy Recovery, Inc.
(a)
............... 4,563 103,945
Enerpac Tool Group Corp. .............. 7,057 187,857
EnPro Industries, Inc. ................. 2,449 237,920
ESCO Technologies, Inc. .............. 3,037 284,901
Evoqua Water Technologies Corp.
(a)
....... 13,806 466,367
ExOne Co. (The)
(a)(b)
.................. 2,279 49,318
Federal Signal Corp. ................. 7,121 286,478
Franklin Electric Co., Inc. .............. 5,532 445,990
Gorman-Rupp Co. (The)
(b)
.............. 2,709 93,298
Security
Shares
Shares Value
Machinery (continued)
Greenbrier Cos., Inc. (The)
(b)
............ 3,972 $ 173,100
Helios Technologies, Inc. ............... 3,952 308,454
Hillenbrand, Inc. .................... 8,866 390,813
Hydrofarm Holdings Group, Inc.
(a)
......... 1,137 67,208
Hyliion Holdings Corp., Class A
(a)(b)
........ 13,984 162,914
Hyster-Yale Materials Handling, Inc. ....... 1,227 89,546
John Bean Technologies Corp. ........... 3,744 533,969
Kadant, Inc. ....................... 1,349 237,545
Kennametal, Inc. .................... 9,908 355,895
Lindsay Corp. ...................... 1,300 214,864
Luxfer Holdings plc .................. 3,156 70,221
Lydall, Inc.
(a)
....................... 2,072 125,397
Manitowoc Co., Inc. (The)
(a)
............. 3,913 95,869
Mayville Engineering Co., Inc.
(a)
.......... 1,380 27,752
Meritor, Inc.
(a)
...................... 8,525 199,656
Miller Industries, Inc. ................. 1,464 57,740
Mueller Industries, Inc.
(b)
............... 6,801 294,551
Mueller Water Products, Inc., Class A ...... 19,099 275,408
Navistar International Corp.
(a)
............ 5,926 263,707
Nikola Corp.
(a)
...................... 23,921 432,013
NN, Inc.
(a)
......................... 4,836 35,545
Omega Flex, Inc.
(b)
................... 375 55,016
Park-Ohio Holdings Corp. .............. 985 31,658
Proto Labs, Inc.
(a)(b)
................... 3,307 303,583
RBC Bearings, Inc.
(a)
................. 2,951 588,488
REV Group, Inc. .................... 3,482 54,633
Rexnord Corp. ...................... 14,311 716,122
Shyft Group, Inc. (The) ................ 4,262 159,441
SPX Corp.
(a)
....................... 5,305 324,029
SPX FLOW, Inc. .................... 5,028 328,027
Standex International Corp. ............. 1,493 141,701
Tennant Co. ....................... 2,187 174,632
Terex Corp. ........................ 8,321 396,246
Titan International, Inc.
(a)(b)
.............. 6,023 51,075
TriMas Corp.
(a)
...................... 4,908 148,860
Trinity Industries, Inc.
(b)
................ 10,350 278,312
Wabash National Corp.
(b)
............... 6,059 96,944
Watts Water Technologies, Inc., Class A ..... 3,282 478,877
Welbilt, Inc.
(a)
....................... 15,588 360,862
13,951,370
Marine — 0.2%
Costamare, Inc. ..................... 5,711 67,447
Eagle Bulk Shipping, Inc.
(a)
............. 842 39,844
Genco Shipping & Trading Ltd. ........... 3,832 72,348
Matson, Inc.
(b)
...................... 5,372 343,808
Safe Bulkers, Inc.
(a)
.................. 7,634 30,612
554,059
Media — 1.2%
Advantage Solutions, Inc., Class A
(a)
....... 9,113 98,329
AMC Networks, Inc., Class A
(a)(b)
.......... 3,512 234,602
Boston Omaha Corp., Class A
(a)
.......... 2,079 65,925
Cardlytics, Inc.
(a)(b)
................... 3,814 484,111
Clear Channel Outdoor Holdings, Inc.
(a)(b)
.... 43,322 114,370
comScore, Inc.
(a)
.................... 10,467 52,335
Daily Journal Corp.
(a)
................. 153 51,791
Digital Media Solutions, Inc., Class A
(a)
..... 1,111 10,754
Emerald Holding, Inc.
(a)
................ 2,520 13,583
Entercom Communications Corp., Class A
(a)
.. 14,559 62,749
Entravision Communications Corp., Class A .. 6,090 40,681
EW Scripps Co. (The), Class A ........... 7,028 143,301
Fluent, Inc.
(a)
....................... 4,481 13,129
Gannett Co., Inc.
(a)
................... 17,607 96,662
Gray Television, Inc. .................. 10,125 236,925
Hemisphere Media Group, Inc.
(a)
.......... 2,141 25,264

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Media (continued)
iHeartMedia, Inc., Class A
(a)
............. 13,360 $ 359,785
John Wiley & Sons, Inc., Class A
(b)
........ 5,148 309,807
Loral Space & Communications, Inc. ....... 1,789 69,503
Magnite, Inc.
(a)
...................... 12,530 424,015
MDC Partners, Inc., Class A
(a)
........... 6,527 38,183
Meredith Corp.
(a)
.................... 4,682 203,386
MSG Networks, Inc., Class A
(a)
........... 3,880 56,570
National CineMedia, Inc. ............... 6,954 35,257
Scholastic Corp. .................... 3,318 125,719
Sinclair Broadcast Group, Inc., Class A ..... 5,699 189,321
TechTarget, Inc.
(a)
.................... 3,080 238,669
TEGNA, Inc. ....................... 26,385 494,983
Thryv Holdings, Inc.
(a)
................. 772 27,614
WideOpenWest, Inc.
(a)
................ 6,242 129,272
4,446,595
Metals & Mining — 1.3%
Allegheny Technologies, Inc.
(a)(b)
.......... 15,141 315,690
Arconic Corp.
(a)
..................... 13,169 469,080
Carpenter Technology Corp.
(b)
........... 5,773 232,190
Century Aluminum Co.
(a)
............... 6,137 79,106
Coeur Mining, Inc.
(a)(b)
................. 28,698 254,838
Commercial Metals Co. ................ 14,327 440,125
Compass Minerals International, Inc. ....... 4,068 241,070
Constellium SE, Class A
(a)
.............. 14,644 277,504
Gatos Silver, Inc.
(a)
................... 4,129 72,216
Haynes International, Inc. .............. 1,648 58,306
Hecla Mining Co. .................... 63,109 469,531
Kaiser Aluminum Corp. ................ 1,906 235,372
Materion Corp. ..................... 2,443 184,080
MP Materials Corp., Class A
(a)(b)
.......... 8,702 320,756
Novagold Resources, Inc.
(a)
............. 28,296 226,651
Olympic Steel, Inc. ................... 1,268 37,267
Perpetua Resources Corp.
(a)
............ 3,197 23,338
PolyMet Mining Corp.
(a)
................ 3,444 12,433
Ryerson Holding Corp.
(a)
............... 1,724 25,170
Schnitzer Steel Industries, Inc., Class A ..... 3,002 147,248
SunCoke Energy, Inc. ................. 10,873 77,633
TimkenSteel Corp.
(a)
.................. 5,216 73,806
Warrior Met Coal, Inc. ................. 6,536 112,419
Worthington Industries, Inc. ............. 4,132 252,796
4,638,625
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AFC Gamma, Inc. ................... 865 17,862
Apollo Commercial Real Estate Finance, Inc. . 17,031 271,644
Arbor Realty Trust, Inc. ................ 15,254 271,826
Ares Commercial Real Estate Corp. ....... 5,940 87,259
ARMOUR Residential REIT, Inc. .......... 7,731 88,288
Blackstone Mortgage Trust, Inc., Class A
(b)
... 16,519 526,791
BrightS pire Capital, Inc., Class A
(b)
........ 10,167 95,570
Broadmark Realty Capital, Inc. ........... 15,450 163,615
Capstead Mortgage Corp. .............. 10,957 67,276
Chimera Investment Corp. .............. 27,466 413,638
Dynex Capital, Inc. ................... 3,626 67,661
Ellington Financial, Inc.
(b)
............... 5,384 103,104
Granite Point Mortgage Trust, Inc. ........ 6,283 92,674
Great Ajax Corp. .................... 2,702 35,072
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
.................... 9,327 523,711
Invesco Mortgage Capital, Inc. ........... 28,732 112,055
KKR Real Estate Finance Trust, Inc.
(b)
...... 3,798 82,151
Ladder Capital Corp. ................. 13,296 153,436
MFA Financial, Inc. ................... 52,813 242,412
New York Mortgage Trust, Inc. ........... 46,352 207,193
Orchid Island Capital, Inc.
(b)
............. 12,909 66,998
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
PennyMac Mortgage Investment Trust ...... 11,589 $ 244,064
Ready Capital Corp.
(b)
................. 6,901 109,519
Redwood Trust, Inc. .................. 13,236 159,759
TPG RE Finance Trust, Inc. ............. 7,288 98,024
Two Harbors Investment Corp. ........... 32,249 243,802
4,545,404
Multiline Retail — 0.3%
Big Lots, Inc. ....................... 4,142 273,413
Dillard's, Inc., Class A
(b)
................ 749 135,479
Franchise Group, Inc. ................. 3,380 119,213
Macy's, Inc.
(a)
...................... 37,478 710,583
1,238,688
Multi-Utilities — 0.4%
Avista Corp. ....................... 8,417 359,153
Black Hills Corp.
(b)
................... 7,522 493,669
NorthWestern Corp. .................. 6,060 364,933
Unitil Corp. ........................ 1,734 91,850
1,309,605
Oil, Gas & Consumable Fuels — 3.3%
Aemetis, Inc.
(a)
...................... 2,768 30,919
Alto Ingredients, Inc.
(a)
................ 8,531 52,124
Altus Midstream Co., Class A ............ 389 26,261
Antero Resources Corp.
(a)
.............. 34,137 513,079
Arch Resources, Inc.
(a)
................ 1,775 101,140
Berry Corp. ........................ 9,240 62,093
Bonanza Creek Energy, Inc.
(b)
........... 3,681 173,265
Brigham Minerals, Inc., Class A .......... 5,428 115,562
California Resources Corp.
(a)
............ 10,030 302,304
Callon Petroleum Co.
(a)
................ 4,759 274,547
Centennial Resource Development, Inc., Class
A
(a)
........................... 21,599 146,441
Centrus Energy Corp., Class A
(a)
.......... 1,127 28,603
Chesapeake Energy Corp. ............. 11,786 611,929
Clean Energy Fuels Corp.
(a)(b)
............ 15,886 161,243
CNX Resources Corp.
(a)(b)
.............. 26,099 356,512
Comstock Resources, Inc.
(a)
............. 10,924 72,863
CONSOL Energy, Inc.
(a)
............... 3,650 67,416
Contango Oil & Gas Co.
(a)
.............. 17,521 75,691
CVR Energy, Inc. .................... 3,889 69,846
Delek US Holdings, Inc.
(b)
.............. 7,967 172,247
Denbury, Inc.
(a)
..................... 6,019 462,139
DHT Holdings, Inc. ................... 14,560 94,494
Diamond S Shipping, Inc.
(a)
............. 3,463 34,492
Dorian LPG Ltd.
(a)
................... 4,501 63,554
Earthstone Energy, Inc., Class A
(a)
........ 3,814 42,221
Energy Fuels, Inc.
(a)
.................. 16,939 102,481
Equitrans Midstream Corp.
(b)
............ 48,789 415,194
Extraction Oil & Gas, Inc.
(a)
............. 1,865 102,407
Falcon Minerals Corp. ................. 3,827 19,441
Frontline Ltd. ....................... 15,262 137,358
Gevo, Inc.
(a)
....................... 23,282 169,260
Golar LNG Ltd.
(a)
.................... 11,759 155,807
Green Plains, Inc.
(a)
.................. 4,336 145,776
HighPeak Energy, Inc.
(a)
............... 1,115 11,406
International Seaways, Inc. ............. 3,061 58,710
Kosmos Energy Ltd.
(a)(b)
................ 45,959 159,018
Laredo Petroleum, Inc.
(a)
............... 1,501 139,278
Magnolia Oil & Gas Corp., Class A
(a)
....... 16,609 259,599
Matador Resources Co. ............... 13,211 475,728
Meta Materials, Inc.
(a)
................. 7,340 54,973
Murphy Oil Corp. .................... 17,482 406,981
Nordic American Tankers Ltd.
(b)
.......... 18,951 62,159
Northern Oil and Gas, Inc.
(b)
............. 5,706 118,514

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum, Inc.
(b)
................ 2,407 $ 242,024
Ovintiv, Inc. ........................ 31,270 984,067
Par Pacific Holdings, Inc.
(a)
............. 5,308 89,281
PBF Energy, Inc., Class A
(a)(b)
............ 11,435 174,956
PDC Energy, Inc.
(b)
................... 11,861 543,115
Peabody Energy Corp.
(a)(b)
.............. 8,261 65,510
Penn Virginia Corp.
(a)
................. 1,395 32,936
Range Resources Corp.
(a)(b)
............. 28,523 478,045
Renewable Energy Group, Inc.
(a)
......... 5,346 333,270
REX American Resources Corp.
(a)
........ 646 58,256
Riley Exploration Permian, Inc. ........... 273 7,912
Scorpio Tankers, Inc. ................. 5,818 128,287
SFL Corp. Ltd. ...................... 11,099 84,907
SM Energy Co. ..................... 13,886 342,012
Southwestern Energy Co.
(a)(b)
............ 82,025 465,082
Talos Energy, Inc.
(a)
.................. 4,398 68,785
Teekay Corp.
(a)
..................... 8,284 30,816
Teekay Tankers Ltd., Class A
(a)
........... 2,845 41,025
Tellurian, Inc.
(a)
..................... 37,809 175,812
Uranium Energy Corp.
(a)
............... 28,312 75,310
Ur-Energy, Inc.
(a)
.................... 21,583 30,216
Vine Energy, Inc., Class A
(a)
............. 2,460 38,351
W&T Offshore, Inc.
(a)
................. 10,055 48,767
Whiting Petroleum Corp.
(a)
.............. 4,699 256,330
World Fuel Services Corp. .............. 7,355 233,374
12,133,521
Paper & Forest Products — 0.2%
Clearwater Paper Corp.
(a)
.............. 2,242 64,951
Domtar Corp.
(a)
..................... 5,963 327,726
Glatfelter Corp. ..................... 5,305 74,111
Neenah, Inc. ....................... 1,884 94,520
Schweitzer-Mauduit International, Inc.
(b)
..... 3,739 150,981
Verso Corp., Class A ................. 3,358 59,437
771,726
Personal Products — 0.5%
Beauty Health Co. (The), Class A
(a)
........ 5,534 92,971
BellRing Brands, Inc., Class A
(a)
.......... 4,729 148,207
Edgewell Personal Care Co. ............ 6,613 290,311
elf Beauty, Inc.
(a)
.................... 5,405 146,692
Honest Co., Inc. (The)
(a)
............... 2,962 47,955
Inter Parfums, Inc. ................... 2,139 154,008
Medifast, Inc. ...................... 1,381 390,795
Nature's Sunshine Products, Inc. ......... 1,821 31,631
Nu Skin Enterprises, Inc., Class A ......... 5,929 335,878
Revlon, Inc., Class A
(a)
................ 1,015 13,032
USANA Health Sciences, Inc.
(a)
.......... 1,583 162,146
Veru, Inc.
(a)
........................ 6,942 56,022
1,869,648
Pharmaceuticals — 1.7%
9 Meters Biopharma, Inc.
(a)
............. 25,349 27,884
Aclaris Therapeutics, Inc.
(a)
............. 5,178 90,926
Aerie Pharmaceuticals, Inc.
(a)
............ 5,049 80,834
Amneal Pharmaceuticals, Inc.
(a)
.......... 10,749 55,035
Amphastar Pharmaceuticals, Inc.
(a)
........ 4,144 83,543
Ampio Pharmaceuticals, Inc.
(a)
........... 22,687 37,887
Angion Biomedica Corp.
(a)
.............. 1,480 19,270
ANI Pharmaceuticals, Inc.
(a)
............. 908 31,825
Antares Pharma, Inc.
(a)
................ 21,788 94,996
Arvinas, Inc.
(a)(b)
..................... 5,206 400,862
Atea Pharmaceuticals, Inc.
(a)
............ 7,703 165,460
Athira Pharma, Inc.
(a)
................. 3,847 39,393
Axsome Therapeutics, Inc.
(a)
............ 3,314 223,562
BioDelivery Sciences International, Inc.
(a)
.... 8,485 30,376
Security
Shares
Shares Value
Pharmaceuticals (continued)
Cara Therapeutics, Inc.
(a)
.............. 5,604 $ 79,969
Cassava Sciences, Inc.
(a)
.............. 4,563 389,863
Cerecor, Inc.
(a)
...................... 7,166 23,433
Citius Pharmaceuticals, Inc.
(a)(b)
.......... 13,544 47,133
Collegium Pharmaceutical, Inc.
(a)
......... 3,974 93,945
Corcept Therapeutics, Inc.
(a)
............ 11,405 250,910
CorMedix, Inc.
(a)
..................... 5,051 34,650
Cymabay Therapeutics, Inc.
(a)
........... 6,894 30,058
Durect Corp.
(a)
...................... 32,457 52,905
Edgewise Therapeutics, Inc.
(a)
........... 1,472 31,398
Endo International plc
(a)
................ 26,014 121,746
Evolus, Inc.
(a)
...................... 3,847 48,665
EyePoint Pharmaceuticals, Inc.
(a)
......... 2,520 22,655
Fulcrum Therapeutics, Inc.
(a)
............ 2,945 30,864
Harmony Biosciences Holdings, Inc.
(a)
...... 2,666 75,261
Ikena Oncology, Inc.
(a)
................. 1,081 15,177
Innoviva, Inc.
(a)
..................... 8,077 108,313
Intra-Cellular Therapies, Inc.
(a)(b)
.......... 8,430 344,113
Kala Pharmaceuticals, Inc.
(a)(b)
........... 7,157 37,932
Kaleido Biosciences, Inc.
(a)
............. 3,195 23,771
KemPharm, Inc.
(a)
................... 3,409 43,703
Landos Biopharma, Inc.
(a)
.............. 763 8,813
Marinus Pharmaceuticals, Inc.
(a)(b)
......... 4,405 79,026
Mind Medicine MindMed, Inc.
(a)
.......... 38,416 132,535
NGM Biopharmaceuticals, Inc.
(a)
.......... 3,780 74,542
Nuvation Bio, Inc., Class A
(a)
............ 4,225 39,335
Ocular Therapeutix, Inc.
(a)
.............. 8,761 124,231
Omeros Corp.
(a)
..................... 7,795 115,678
Oramed Pharmaceuticals, Inc.
(a)
.......... 3,186 42,629
Pacira BioSciences, Inc.
(a)(b)
............. 5,094 309,104
Paratek Pharmaceuticals, Inc.
(a)
.......... 5,304 36,173
Phathom Pharmaceuticals, Inc.
(a)
......... 2,416 81,782
Phibro Animal Health Corp., Class A ....... 2,371 68,474
Pliant Therapeutics, Inc.
(a)
.............. 2,553 74,343
Prestige Consumer Healthcare, Inc.
(a)
...... 5,914 308,119
Provention Bio, Inc.
(a)
................. 7,815 65,880
Rain Therapeutics, Inc.
(a)
............... 885 13,753
Reata Pharmaceuticals, Inc., Class A
(a)
..... 3,275 463,511
Relmada Therapeutics, Inc.
(a)
............ 1,548 49,551
Revance Therapeutics, Inc.
(a)
............ 8,373 248,176
Seelos Therapeutics, Inc.
(a)
............. 9,043 23,873
SIGA Technologies, Inc.
(a)
.............. 5,355 33,629
Supernus Pharmaceuticals, Inc.
(a)
......... 5,859 180,399
Tarsus Pharmaceuticals, Inc.
(a)
........... 1,130 32,747
Terns Pharmaceuticals, Inc.
(a)
............ 1,732 21,234
TherapeuticsMD, Inc.
(a)
................ 49,642 59,074
Theravance Biopharma, Inc.
(a)(b)
.......... 6,397 92,884
Verrica Pharmaceuticals, Inc.
(a)
........... 786 8,882
WaVe Life Sciences Ltd.
(a)
.............. 5,918 39,414
Zogenix, Inc.
(a)(b)
..................... 6,556 113,288
6,229,396
Professional Services — 1.5%
Acacia Research Corp.
(a)
............... 5,266 35,598
ASGN, Inc.
(a)
....................... 6,200 600,966
Barrett Business Services, Inc. ........... 891 64,696
CBIZ, Inc.
(a)(b)
....................... 6,164 201,994
CRA International, Inc. ................ 841 71,990
Exponent, Inc. ...................... 6,195 552,656
Forrester Research, Inc.
(a)
.............. 1,475 67,555
Franklin Covey Co.
(a)
................. 1,676 54,219
GP Strategies Corp.
(a)
................. 1,846 29,019
Heidrick & Struggles International, Inc. ..... 2,229 99,302
Huron Consulting Group, Inc.
(a)
........... 2,636 129,559
ICF International, Inc. ................. 2,213 194,434
Insperity, Inc. ....................... 4,442 401,424

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Professional Services (continued)
KBR, Inc. ......................... 16,869 $ 643,552
Kelly Services, Inc., Class A
(a)
........... 4,184 100,290
Kforce, Inc. ........................ 2,465 155,122
Korn Ferry ........................ 6,369 462,071
ManTech International Corp., Class A ...... 3,361 290,861
Mistras Group, Inc.
(a)
................. 2,325 22,855
Rekor Systems, Inc.
(a)
................. 3,743 38,029
Resources Connection, Inc. ............. 4,164 59,795
TriNet Group, Inc.
(a)(b)
................. 4,836 350,513
TrueBlue, Inc.
(a)
..................... 4,215 118,484
Upwork, Inc.
(a)
...................... 13,913 810,989
Willdan Group, Inc.
(a)
................. 1,339 50,400
5,606,373
Real Estate Management & Development — 0.7%
Cushman & Wakefield plc
(a)
............. 13,609 237,749
eXp World Holdings, Inc.
(a)
.............. 7,404 287,053
Fathom Holdings, Inc.
(a)
............... 624 20,461
Forestar Group, Inc.
(a)
................. 2,201 46,023
FRP Holdings, Inc.
(a)
.................. 727 40,479
Kennedy-Wilson Holdings, Inc.
(b)
.......... 14,326 284,658
Marcus & Millichap, Inc.
(a)
.............. 2,781 108,097
Newmark Group, Inc., Class A ........... 18,271 219,435
Rafael Holdings, Inc., Class B
(a)(b)
......... 1,177 60,086
RE/MAX Holdings, Inc., Class A .......... 2,229 74,293
Realogy Holdings Corp.
(a)
.............. 14,128 257,412
Redfin Corp.
(a)(b)
..................... 12,136 769,544
RMR Group, Inc. (The), Class A .......... 1,887 72,914
St. Joe Co. (The) .................... 4,023 179,466
Tejon Ranch Co.
(a)
................... 2,793 42,481
2,700,151
Road & Rail — 0.6%
ArcBest Corp. ...................... 2,986 173,755
Avis Budget Group, Inc.
(a)
.............. 6,102 475,285
Covenant Logistics Group, Inc., Class A
(a)
... 1,391 28,766
Daseke, Inc.
(a)
...................... 5,427 35,167
Heartland Express, Inc. ................ 6,002 102,814
HyreCar, Inc.
(a)
..................... 2,091 43,744
Marten Transport Ltd. ................. 6,864 113,187
PAM Transportation Services, Inc.
(a)
....... 250 13,187
Saia, Inc.
(a)(b)
....................... 3,165 663,036
Universal Logistics Holdings, Inc. ......... 1,108 25,816
US Xpress Enterprises, Inc., Class A
(a)
...... 2,996 25,766
Werner Enterprises, Inc.
(b)
.............. 7,385 328,780
Yellow Corp.
(a)
...................... 6,005 39,093
2,068,396
Semiconductors & Semiconductor Equipment — 2.7%
Alpha & Omega Semiconductor Ltd.
(a)
...... 2,706 82,235
Ambarella, Inc.
(a)
.................... 4,153 442,834
Amkor Technology, Inc. ................ 11,909 281,886
Atomera, Inc.
(a)
..................... 2,344 50,255
Axcelis Technologies, Inc.
(a)
............. 3,783 152,909
AXT, Inc.
(a)
........................ 5,162 56,679
CEVA, Inc.
(a)
....................... 2,732 129,224
CMC Materials, Inc. .................. 3,485 525,329
Cohu, Inc.
(a)
....................... 5,717 210,328
Diodes, Inc.
(a)
...................... 5,184 413,528
DSP Group, Inc.
(a)
................... 2,886 42,713
FormFactor, Inc.
(a)
................... 9,277 338,239
Ichor Holdings Ltd.
(a)
.................. 3,511 188,892
Impinj, Inc.
(a)
....................... 2,279 117,574
Kopin Corp.
(a)
...................... 9,257 75,722
Kulicke & Soffa Industries, Inc. ........... 7,304 447,005
Lattice Semiconductor Corp.
(a)
........... 16,190 909,554
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
MACOM Technology Solutions Holdings, Inc.
(a)
5,809 $ 372,241
MaxLinear, Inc.
(a)(b)
................... 8,439 358,573
NeoPhotonics Corp.
(a)
................. 6,505 66,416
NVE Corp. ........................ 509 37,691
Onto Innovation, Inc.
(a)
................ 5,699 416,255
PDF Solutions, Inc.
(a)
................. 3,268 59,412
Photronics, Inc.
(a)
.................... 7,915 104,557
Power Integrations, Inc. ............... 7,153 586,975
Rambus, Inc.
(a)(b)
.................... 13,369 316,979
Semtech Corp.
(a)
.................... 7,716 530,861
Silicon Laboratories, Inc.
(a)
.............. 5,290 810,693
SiTime Corp.
(a)
...................... 1,500 189,885
SkyWater Technology, Inc.
(a)
............ 938 26,874
SMART Global Holdings, Inc.
(a)
........... 1,652 78,767
SunPower Corp.
(a)
................... 9,334 272,740
Synaptics, Inc.
(a)
.................... 4,210 654,992
Ultra Clean Holdings, Inc.
(a)(b)
............ 5,051 271,340
Veeco Instruments, Inc.
(a)
.............. 6,305 151,572
9,771,729
Software — 5.9%
8x8, Inc.
(a)
......................... 12,698 352,496
A10 Networks, Inc.
(a)
.................. 6,828 76,883
ACI Worldwide, Inc.
(a)
................. 14,172 526,348
Agilysys, Inc.
(a)
..................... 2,097 119,256
Alarm.com Holdings, Inc.
(a)
............. 5,641 477,793
Alkami Technology, Inc.
(a)
.............. 831 29,642
Altair Engineering, Inc., Class A
(a)
......... 5,281 364,231
American Software, Inc., Class A ......... 3,385 74,335
Appfolio, Inc., Class A
(a)
............... 2,235 315,582
Appian Corp.
(a)
..................... 4,692 646,323
Asana, Inc., Class A
(a)
................. 8,822 547,229
Avaya Holdings Corp.
(a)
................ 9,845 264,831
Benefitfocus, Inc.
(a)
................... 2,979 42,004
Blackbaud, Inc.
(a)(b)
................... 5,773 442,039
Blackline, Inc.
(a)
..................... 6,416 713,908
Bottomline Technologies DE, Inc.
(a)
........ 5,180 192,074
Box, Inc., Class A
(a)
.................. 17,983 459,466
BTRS Holdings, Inc., Class A
(a)
........... 5,655 71,366
Cerence, Inc.
(a)
..................... 4,514 481,689
ChannelAdvisor Corp.
(a)
............... 3,714 91,030
Cleanspark, Inc.
(a)
................... 3,905 64,979
Cloudera, Inc.
(a)
..................... 27,611 437,910
CommVault Systems, Inc.
(a)
............. 5,037 393,742
Cornerstone OnDemand, Inc.
(a)
.......... 7,422 382,827
Digimarc Corp.
(a)(b)
................... 1,813 60,735
Digital Turbine, Inc.
(a)
................. 10,078 766,230
Domo, Inc., Class B
(a)
................. 3,402 274,984
E2open Parent Holdings, Inc., Class A
(a)
.... 4,983 56,906
Ebix, Inc.
(b)
........................ 3,026 102,581
eGain Corp.
(a)
...................... 1,834 21,054
Envestnet, Inc.
(a)
.................... 6,439 488,463
GTY Technology Holdings, Inc.
(a)
......... 3,839 27,295
Ideanomics, Inc.
(a)(b)
.................. 48,734 138,405
Intelligent Systems Corp.
(a)
............. 628 19,757
InterDigital, Inc. ..................... 3,709 270,868
j2 Global, Inc.
(a)(b)
.................... 5,185 713,197
JFrog Ltd.
(a)(b)
...................... 6,156 280,221
LivePerson, Inc.
(a)(b)
.................. 7,499 474,237
MicroStrategy, Inc., Class A
(a)(b)
........... 936 621,972
Mimecast Ltd.
(a)
..................... 7,274 385,886
Mitek Systems, Inc.
(a)
................. 4,470 86,092
Model N, Inc.
(a)
..................... 4,086 140,027
Momentive Global, Inc.
(a)
............... 15,645 329,640
ON24, Inc.
(a)
....................... 1,341 47,579
OneSpan, Inc.
(a)
..................... 4,331 110,614

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
20
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Software (continued)
PagerDuty, Inc.
(a)
.................... 9,630 $ 410,045
Ping Identity Holding Corp.
(a)
............ 5,197 119,011
Progress Software Corp. ............... 5,238 242,258
PROS Holdings, Inc.
(a)
................ 4,768 217,278
Q2 Holdings, Inc.
(a)(b)
.................. 6,523 669,129
QAD, Inc., Class A ................... 1,544 134,359
Qualys, Inc.
(a)
...................... 4,067 409,506
Rapid7, Inc.
(a)(b)
..................... 6,552 620,016
Rimini Street, Inc.
(a)
.................. 5,231 32,223
Riot Blockchain, Inc.
(a)
................. 10,057 378,847
Sailpoint Technologies Holdings, Inc.
(a)
..... 10,796 551,352
Sapiens International Corp. NV .......... 3,805 99,957
SecureWorks Corp., Class A
(a)
........... 1,634 30,278
ShotSpotter, Inc.
(a)
................... 1,098 53,549
Smith Micro Software, Inc.
(a)
............. 6,282 32,792
Sprout Social, Inc., Class A
(a)
............ 5,270 471,243
SPS Commerce, Inc.
(a)
................ 4,304 429,754
Sumo Logic, Inc.
(a)
................... 9,732 200,966
Telos Corp.
(a)
....................... 2,308 78,495
Tenable Holdings, Inc.
(a)(b)
.............. 10,823 447,531
Upland Software, Inc.
(a)
................ 3,607 148,500
Varonis Systems, Inc.
(a)(b)
............... 12,775 736,096
Verint Systems, Inc.
(a)
................. 7,686 346,408
Veritone, Inc.
(a)
..................... 3,764 74,188
Viant Technology, Inc., Class A
(a)
.......... 942 28,053
VirnetX Holding Corp.
(a)(b)
............... 5,923 25,291
Vonage Holdings Corp.
(a)
............... 28,943 417,069
Workiva, Inc.
(a)
...................... 5,028 559,767
Xperi Holding Corp.
(b)
................. 12,320 273,997
Yext, Inc.
(a)
........................ 13,171 188,214
Zix Corp.
(a)
........................ 5,750 40,538
Zuora, Inc., Class A
(a)
................. 12,371 213,400
21,664,836
Specialty Retail — 2.7%
Aaron's Co., Inc. (The) ................ 4,046 129,432
Abercrombie & Fitch Co., Class A
(a)
........ 7,319 339,821
Academy Sports & Outdoors, Inc.
(a)
........ 7,377 304,228
American Eagle Outfitters, Inc.
(b)
.......... 18,157 681,432
America's Car-Mart, Inc.
(a)
.............. 761 107,849
Arko Corp.
(a)
....................... 2,450 22,516
Asbury Automotive Group, Inc.
(a)
.......... 2,309 395,693
At Home Group, Inc.
(a)
................ 7,830 288,457
Barnes & Noble Education, Inc.
(a)
......... 4,584 33,051
Bed Bath & Beyond, Inc.
(a)
.............. 13,094 435,899
Big 5 Sporting Goods Corp. ............. 2,483 63,763
Blink Charging Co.
(a)
.................. 4,355 179,295
Boot Barn Holdings, Inc.
(a)
.............. 3,428 288,123
Buckle, Inc. (The) ................... 3,443 171,289
Caleres, Inc. ....................... 4,338 118,384
Camping World Holdings, Inc., Class A
(b)
.... 5,092 208,721
CarLotz, Inc., Class A
(a)
................ 5,185 28,310
Cato Corp. (The), Class A .............. 2,808 47,371
Chico's FAS, Inc.
(a)
................... 15,680 103,174
Children's Place, Inc. (The)
(a)
............ 1,627 151,409
Citi Trends, Inc.
(a)
.................... 1,025 89,175
Conn's, Inc.
(a)
...................... 2,008 51,204
Container Store Group, Inc. (The)
(a)
........ 3,854 50,256
Designer Brands, Inc., Class A
(a)
.......... 7,171 118,680
Genesco, Inc.
(a)
..................... 1,931 122,966
Group 1 Automotive, Inc.
(b)
.............. 2,081 321,369
GrowGeneration Corp.
(a)(b)
.............. 6,453 310,389
Guess?, Inc. ....................... 4,407 116,345
Haverty Furniture Cos., Inc. ............. 2,098 89,711
Hibbett, Inc.
(a)
...................... 1,907 170,924
JOANN, Inc. ....................... 1,384 21,798
Security
Shares
Shares Value
Specialty Retail (continued)
Kirkland's, Inc.
(a)
.................... 1,671 $ 38,233
Lazydays Holdings, Inc.
(a)
.............. 876 19,272
Lumber Liquidators Holdings, Inc.
(a)
........ 3,195 67,415
MarineMax, Inc.
(a)
.................... 2,702 131,695
Monro, Inc. ........................ 4,060 257,851
Murphy USA, Inc.
(b)
.................. 3,005 400,777
National Vision Holdings, Inc.
(a)
.......... 9,731 497,546
ODP Corp. (The)
(a)
................... 5,840 280,378
OneWater Marine, Inc., Class A .......... 1,285 54,009
Party City Holdco, Inc.
(a)
............... 13,183 122,997
Rent-A-Center, Inc. .................. 7,865 417,396
Sally Beauty Holdings, Inc.
(a)
............ 13,445 296,731
Shift Technologies, Inc., Class A
(a)
......... 7,403 63,518
Shoe Carnival, Inc. ................... 983 70,373
Signet Jewelers Ltd.
(a)
................. 6,221 502,595
Sleep Number Corp.
(a)
................ 2,854 313,797
Sonic Automotive, Inc., Class A .......... 2,611 116,816
Sportsman's Warehouse Holdings, Inc.
(a)
.... 5,364 95,318
Tilly's, Inc., Class A .................. 2,985 47,700
TravelCenters of America, Inc.
(a)
.......... 1,489 43,538
Urban Outfitters, Inc.
(a)
................ 8,184 337,344
Winmark Corp. ..................... 395 75,872
Zumiez, Inc.
(a)
...................... 2,422 118,654
9,930,859
Technology Hardware, Storage & Peripherals — 0.4%
(a)
3D Systems Corp. ................... 14,483 578,885
Avid Technology, Inc. ................. 4,457 174,491
Corsair Gaming, Inc. ................. 3,265 108,692
Diebold Nixdorf, Inc. .................. 7,952 102,104
Eastman Kodak Co. .................. 5,352 44,529
Quantum Corp. ..................... 5,166 35,594
Super Micro Computer, Inc. ............. 5,326 187,369
Turtle Beach Corp. ................... 1,864 59,499
1,291,163
Textiles, Apparel & Luxury Goods — 0.7%
Crocs, Inc.
(a)
....................... 7,705 897,787
Fossil Group, Inc.
(a)
.................. 5,744 82,024
G-III Apparel Group Ltd.
(a)
.............. 5,206 171,069
Kontoor Brands, Inc. .................. 6,188 349,065
Movado Group, Inc. .................. 2,083 65,552
Oxford Industries, Inc. ................ 1,913 189,081
PLBY Group, Inc.
(a)
................... 1,293 50,285
Rocky Brands, Inc. ................... 943 52,431
Steven Madden Ltd.
(b)
................. 9,786 428,235
Superior Group of Cos., Inc. ............ 951 22,738
Unifi, Inc.
(a)
........................ 1,745 42,508
Vera Bradley, Inc.
(a)
.................. 3,887 48,160
Wolverine World Wide, Inc. ............. 9,682 325,703
2,724,638
Thrifts & Mortgage Finance — 1.5%
Axos Financial, Inc.
(a)
................. 6,807 315,777
Bridgewater Bancshares, Inc.
(a)
.......... 2,423 39,131
Capitol Federal Financial, Inc. ........... 15,065 177,466
Columbia Financial, Inc.
(a)
.............. 4,789 82,467
Essent Group Ltd. ................... 13,208 593,700
Federal Agricultural Mortgage Corp., Class C
(b)
1,186 117,295
Finance of America Cos., Inc., Class A
(a)
.... 3,983 30,390
Flagstar Bancorp, Inc. ................ 6,218 262,835
FS Bancorp, Inc. .................... 493 35,136
Hingham Institution For Savings (The) ...... 187 54,324
Home Bancorp, Inc. .................. 1,018 38,796
Home Point Capital, Inc.
(a)
.............. 965 5,722
HomeStreet, Inc. .................... 2,561 104,335

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Thrifts & Mortgage Finance (continued)
Kearny Financial Corp. ................ 9,094 $ 108,673
Luther Burbank Corp. ................. 1,727 20,482
Merchants Bancorp .................. 1,327 52,071
Meridian Bancorp, Inc. ................ 6,046 123,701
Meta Financial Group, Inc. .............. 3,682 186,420
Mr Cooper Group, Inc.
(a)
............... 8,463 279,787
NMI Holdings, Inc., Class A
(a)
............ 10,038 225,654
Northfield Bancorp, Inc. ............... 5,107 83,755
Northwest Bancshares, Inc. ............. 14,187 193,511
Ocwen Financial Corp.
(a)
............... 975 30,205
PCSB Financial Corp. ................. 1,491 27,091
PennyMac Financial Services, Inc. ........ 4,213 260,026
Pioneer Bancorp, Inc.
(a)
................ 1,483 17,826
Premier Financial Corp. ............... 4,263 121,112
Provident Bancorp, Inc. ................ 2,076 33,860
Provident Financial Services, Inc. ......... 8,845 202,462
Radian Group, Inc. ................... 22,935 510,304
Southern Missouri Bancorp, Inc. .......... 815 36,642
TrustCo Bank Corp. .................. 2,175 74,777
Velocity Financial, Inc.
(a)
............... 1,023 12,777
Walker & Dunlop, Inc. ................. 3,395 354,370
Washington Federal, Inc. ............... 8,610 273,626
Waterstone Financial, Inc. .............. 2,970 58,390
WSFS Financial Corp. ................ 5,608 261,277
5,406,173
Tobacco — 0.2%
22nd Century Group, Inc.
(a)
............. 18,009 83,382
Turning Point Brands, Inc. .............. 1,769 80,967
Universal Corp. ..................... 2,955 168,346
Vector Group Ltd. ................... 17,358 245,442
578,137
Trading Companies & Distributors — 1.3%
Alta Equipment Group, Inc.
(a)
............ 2,288 30,408
Applied Industrial Technologies, Inc.
(b)
...... 4,630 421,608
Beacon Roofing Supply, Inc.
(a)
........... 6,606 351,770
BlueLinx Holdings, Inc.
(a)
............... 1,070 53,800
Boise Cascade Co. .................. 4,815 280,955
CAI International, Inc. ................. 2,015 112,840
Custom Truck One Source, Inc.
(a)
......... 1,542 14,680
DXP Enterprises, Inc.
(a)
................ 1,896 63,137
EVI Industries, Inc.
(a)
.................. 1,006 28,570
GATX Corp.
(b)
...................... 4,185 370,247
Global Industrial Co. .................. 1,489 54,661
GMS, Inc.
(a)
........................ 5,021 241,711
H&E Equipment Services, Inc. ........... 3,900 129,753
Herc Holdings, Inc.
(a)
................. 2,937 329,150
Karat Packaging, Inc.
(a)
................ 547 11,142
Lawson Products, Inc.
(a)
............... 584 31,250
McGrath RentCorp ................... 2,955 241,039
MRC Global, Inc.
(a)
................... 8,822 82,927
NOW, Inc.
(a)
....................... 12,490 118,530
Rush Enterprises, Inc., Class A .......... 5,017 216,935
Rush Enterprises, Inc., Class B .......... 853 32,533
Textainer Group Holdings Ltd.
(a)
.......... 5,717 193,063
Titan Machinery, Inc.
(a)
................ 2,475 76,576
Transcat, Inc.
(a)
..................... 853 48,203
Triton International Ltd. ................ 7,963 416,783
Veritiv Corp.
(a)
...................... 1,816 111,539
WESCO International, Inc.
(a)
............ 5,312 546,180
Willis Lease Finance Corp.
(a)
............ 394 16,887
4,626,877
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp. ........... 8,813 337,274
Security
Shares
Shares Value
Water Utilities — 0.3%
American States Water Co. ............. 4,400 $ 350,064
Artesian Resources Corp., Class A ........ 1,099 40,410
Cadiz, Inc.
(a)
....................... 2,492 33,891
California Water Service Group .......... 6,100 338,794
Global Water Resources, Inc. ............ 1,617 27,618
Middlesex Water Co. ................. 2,039 166,648
Pure Cycle Corp.
(a)
................... 2,648 36,595
SJW Group ........................ 3,182 201,421
York Water Co. (The) ................. 1,480 67,044
1,262,485
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)
....................... 7,126 81,094
Shenandoah Telecommunications Co. ...... 5,764 279,612
Telephone & Data Systems, Inc. .......... 12,055 273,166
United States Cellular Corp.
(a)
........... 1,824 66,229
700,101
Total Common Stocks — 98.7%
(Cost: $241,219,038) .............................. 361,563,307
Par (000)
Par (000)
Corporate Bonds — 0.0%
Capital Markets — 0.0%
GAMCO Investors, Inc., 4.00%, 06/15/23
(e)
.. USD 1 1,000
Total Corporate Bonds — 0.0%
(Cost: $1,000) .................................. 1,000
Shares
Shares
Investment Companies — 0.0%
Ferroglobe Representation & Warranty
Insurance Trust - Beneficial Interest Units
(f)
10,979 —
Total Investment Companies — 0.0%
(Cost: $—) ..................................... —
Rights — 0.0%
Biotechnology — 0.0%
(a)(f)
Contra Aduro Biotech I ................ 1,703 5,109
Oncternal Therapeutics, Inc., CVR ........ 105 108
5,217
Total Rights — 0.0%
(Cost: $5,109) .................................. 5,217
Warrants — 0.0%
Energy Equipment & Services — 0.0%
Nabors Industries Ltd. (Issued/exercisable
06/11/21, 1 share for 1 warrant, Expires
06/11/26, Strike Price USD 166.67)
(a)(b)
... 346 3,460
Total Warrants — 0.0% .............................. 3,460
Total Long-Term Investments — 98.7%
(Cost: $241,225,147) .............................. 361,572,984

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
22
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Short-Term Securities — 11.2%
(g)(h)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% .................... 5,056,579 $ 5,056,579
SL Liquidity Series, LLC, Money Market Series,
0.13%
(i)
........................ 35,754,810 35,765,537
Total Short-Term Securities — 11.2%
(Cost: $40,822,116) ............................... 40,822,116
Total Investments — 109.9%
(Cost: $282,047,263 ) .............................. 402,395,100
Liabilities in Excess of Other Assets — (9.9)% ............. (36,331,631)
Net Assets — 100.0% ............................... $ 366,063,469
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $76,537, representing less than 0.05% of its net assets as of period end, and an original cost of $79,814.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 3,838,753 $ 1,217,826 $ — $ — $ — $ 5,056,579 5,056,579 $ 309 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 26,267,552 9,497,787 — 156 42 35,765,537 35,754,810 58,084
(b)
—
$ 156 $ 42 $ 40,822,116 $ 58,393 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
23
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 40 09/17/21 $ 4,616 $ (20,363)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ 20,363 $ — $ — $ — $ 20,363
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 715,708 $ — $ — $ — $ 715,708
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — (144,859) — — — (144,859)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 4,919,238

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
24
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 2,706,172 $ — $ — $ 2,706,172
Air Freight & Logistics .................................... 1,083,104 — — 1,083,104
Airlines .............................................. 1,300,150 — — 1,300,150
Auto Components ...................................... 4,810,009 — — 4,810,009
Automobiles .......................................... 1,160,242 — — 1,160,242
Banks ............................................... 27,939,244 — — 27,939,244
Beverages ........................................... 1,288,066 — — 1,288,066
Biotechnology ......................................... 36,783,287 — — 36,783,287
Building Products ....................................... 4,023,479 — — 4,023,479
Capital Markets ........................................ 5,483,706 — — 5,483,706
Chemicals ............................................ 6,889,123 — — 6,889,123
Commercial Services & Supplies ............................. 6,617,443 — — 6,617,443
Communications Equipment ................................ 2,676,186 — — 2,676,186
Construction & Engineering ................................ 4,722,953 — — 4,722,953
Construction Materials .................................... 755,674 — — 755,674
Consumer Finance ...................................... 2,933,829 — — 2,933,829
Containers & Packaging .................................. 871,978 — — 871,978
Distributors ........................................... 314,173 — — 314,173
Diversified Consumer Services .............................. 2,345,383 — — 2,345,383
Diversified Financial Services ............................... 529,928 — — 529,928
Diversified Telecommunication Services ........................ 2,422,061 — — 2,422,061
Electric Utilities ........................................ 2,015,239 — — 2,015,239
Electrical Equipment ..................................... 3,691,276 — — 3,691,276
Electronic Equipment, Instruments & Components ................. 8,293,737 — — 8,293,737
Energy Equipment & Services .............................. 3,312,730 — — 3,312,730
Entertainment ......................................... 4,149,048 — — 4,149,048
Equity Real Estate Investment Trusts (REITs) .................... 21,960,123 — — 21,960,123
Food & Staples Retailing .................................. 3,113,652 — — 3,113,652
Food Products ......................................... 3,635,844 — — 3,635,844
Gas Utilities ........................................... 2,907,793 — — 2,907,793
Health Care Equipment & Supplies ........................... 13,330,385 — — 13,330,385
Health Care Providers & Services ............................ 11,434,667 — — 11,434,667
Health Care Technology .................................. 4,839,275 — — 4,839,275
Hotels, Restaurants & Leisure .............................. 8,591,577 — — 8,591,577
Household Durables ..................................... 6,752,402 — — 6,752,402
Household Products ..................................... 1,092,471 — — 1,092,471
Independent Power and Renewable Electricity Producers ............ 1,136,633 — — 1,136,633
Industrial Conglomerates .................................. 246,152 — — 246,152
Insurance ............................................ 6,865,689 — — 6,865,689
Interactive Media & Services ............................... 1,815,970 — — 1,815,970
Internet & Direct Marketing Retail ............................ 2,825,907 — — 2,825,907
IT Services ........................................... 5,501,742 7,062 — 5,508,804
Leisure Products ....................................... 2,192,921 — — 2,192,921
Life Sciences Tools & Services .............................. 3,836,993 — — 3,836,993
Machinery ............................................ 13,951,370 — — 13,951,370
Marine .............................................. 554,059 — — 554,059
Media ............................................... 4,446,595 — — 4,446,595
Metals & Mining ........................................ 4,638,625 — — 4,638,625
Mortgage Real Estate Investment Trusts (REITs) .................. 4,545,404 — — 4,545,404
Multiline Retail ......................................... 1,238,688 — — 1,238,688
Multi-Utilities .......................................... 1,309,605 — — 1,309,605
Oil, Gas & Consumable Fuels ............................... 12,133,521 — — 12,133,521
Paper & Forest Products .................................. 771,726 — — 771,726
Personal Products ...................................... 1,869,648 — — 1,869,648

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
25
Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Pharmaceuticals ....................................... $ 6,229,396 $ — $ — $ 6,229,396
Professional Services .................................... 5,606,373 — — 5,606,373
Real Estate Management & Development ....................... 2,700,151 — — 2,700,151
Road & Rail ........................................... 2,068,396 — — 2,068,396
Semiconductors & Semiconductor Equipment .................... 9,771,729 — — 9,771,729
Software ............................................. 21,664,836 — — 21,664,836
Specialty Retail ........................................ 9,930,859 — — 9,930,859
Technology Hardware, Storage & Peripherals .................... 1,291,163 — — 1,291,163
Textiles, Apparel & Luxury Goods ............................ 2,724,638 — — 2,724,638
Thrifts & Mortgage Finance ................................ 5,406,173 — — 5,406,173
Tobacco ............................................. 578,137 — — 578,137
Trading Companies & Distributors ............................ 4,626,877 — — 4,626,877
Transportation Infrastructure ............................... 337,274 — — 337,274
Water Utilities ......................................... 1,262,485 — — 1,262,485
Wireless Telecommunication Services ......................... 700,101 — — 700,101
Corporate Bonds ........................................ — 1,000 — 1,000
Investment Companies .................................... — — — —
Rights ................................................ — — 5,217 5,217
Warrants .............................................. 3,460 — — 3,460
Short-Term Securities ....................................... 5,056,579 — — 5,056,579
$ 366,616,284 $ 8,062 $ 5,217 $ 366,629,563
Investments valued at NAV
(a)
...................................... 35,765,537
$ —
$ 402,395,100
$ —
Derivative Financial Instruments
(b)
Liabilities:
Equity contracts ........................................... $ (20,363) $ — $ — $ (20,363)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
26
BlackRock
Small Cap
Index V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 361,572,984
Investments, at value — affiliated
(c)
......................................................................................... 40,822,116
Cash pledged for futures contracts .......................................................................................... 263,000
Receivables: –
Investments sold .................................................................................................... 23,894
Securities lending income — affiliated ...................................................................................... 7,527
Capital shares sold ................................................................................................... 68,098
Dividends — affiliated ................................................................................................. 19
Dividends — unaffiliated ............................................................................................... 252,283
Interest — unaffiliated ................................................................................................. 2
Variation margin on futures contracts ....................................................................................... 6,400
Deferred offering costs .................................................................................................. 44,559
Prepaid expenses ..................................................................................................... 1,928
Total assets .........................................................................................................
403,062,810
LIABILITIES
Collateral on securities loaned, at value ....................................................................................... 35,783,215
Payables: –
Investments purchased ................................................................................................ 878,839
Capital shares redeemed ............................................................................................... 29,249
Distribution fees ..................................................................................................... 15
Investment advisory fees .............................................................................................. 23,940
Offering costs ...................................................................................................... 26,405
Directors' and Officer's fees ............................................................................................. 1,024
Other affiliate fees ................................................................................................... 1,064
Printing and postage fees .............................................................................................. 70,367
Other accrued expenses ............................................................................................... 185,223
Total liabilities ........................................................................................................
36,999,341
NET ASSETS ........................................................................................................
$ 366,063,469
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 211,951,430
Accumulated earnings .................................................................................................. 154,112,039
NET ASSETS ........................................................................................................
$ 366,063,469
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 241,225,147
(b)
  Securities loaned, at value .............................................................................................. $ 34,719,260
(c)
  Investments, at cost — affiliated .......................................................................................... $ 40,822,116
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
27
Financial Statements
See notes to financial statements.
BlackRock
Small Cap
Index V.I. Fund
NET ASSET VALUE
Class I
Net assets ........................................................................................................
$ 365,952,986
Shares outstanding .................................................................................................
23,947,023
Net asset value ....................................................................................................
$ 15.28
Shares authorized ..................................................................................................
100 million
Par value ........................................................................................................
$ 0.10
Class III
Net assets ........................................................................................................
$ 110,483
Shares outstanding .................................................................................................
7,236
Net asset value ....................................................................................................
$ 15.27
Shares authorized ..................................................................................................
10 million
Par value ........................................................................................................
$ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders
28
See notes to financial statements.
BlackRock
Small Cap
Index V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 309
Dividends — unaffiliated ................................................................................................... 1,468,632
Interest — unaffiliated .................................................................................................... 2
Securities lending income — affiliated — net ..................................................................................... 58,084
Foreign taxes withheld .................................................................................................... (5,168)
Total investment income .....................................................................................................
1,521,859
EXPENSES
Investment advisory ...................................................................................................... 141,497
Transfer agent — class specific .............................................................................................. 91,787
Printing and postage ..................................................................................................... 55,921
Professional ........................................................................................................... 39,930
Accounting services ...................................................................................................... 30,711
Offering .............................................................................................................. 20,946
Custodian ............................................................................................................. 8,425
Directors and Officer ..................................................................................................... 4,258
Transfer agent .......................................................................................................... 2,480
Distribution — class specific ................................................................................................ 32
Miscellaneous .......................................................................................................... 9,917
Total expenses ...........................................................................................................
405,904
Less: –
Fees waived and/or reimbursed by the Manager ................................................................................... (748)
Transfer agent fees reimbursed — class specific ................................................................................... (16,275)
Total expenses after fees waived and/or reimbursed ..................................................................................
388,881
Net investment income ......................................................................................................
1,132,978
REALIZED AND UNREALIZED GAIN (LOSS) $ 54,210,424
Net realized gain from: $ –
Investments — affiliated ................................................................................................. 156
Investments — unaffiliated ............................................................................................... 29,449,010
Futures contracts ...................................................................................................... 715,708
A
30,164,874
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ................................................................................................. 42
Investments — unaffiliated ............................................................................................... 24,190,367
Futures contracts ...................................................................................................... (144,859)
A
24,045,550
Net realized and unrealized gain ...............................................................................................
54,210,424
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 55,343,402

Statements of Changes in Net Assets
29
Financial Statements
See notes to financial statements.
BlackRock Small Cap Index V.I. Fund
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ 1,132,978 $ 2,982,185
Net realized gain (loss) .............................................................................. 30,164,874 11,315,649
Net change in unrealized appreciation (depreciation) .......................................................... 24,045,550 37,942,749
Net increase in net assets resulting from operations .............................................................
55,343,402 52,240,583
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................
— (13,197,729)
  Class I II .......................................................................................
— —
Decrease in net assets resulting from distributions to shareholders ...................................................
— (13,197,729)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(11,023,072) (2,266,429)
NET ASSETS
Total increase in net assets ............................................................................. 44,320,330 36,776,425
Beginning of period .................................................................................. 321,743,139 284,966,714
End of period ......................................................................................
$ 366,063,469 $ 321,743,139
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders
30
See notes to financial statements.
BlackRock Small Cap Index V.I. Fund
(a)
Class I
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 13.02 $ 11.34 $ 9.60 $ 14.57 $ 13.63 $ 11.78
Net investment income (loss)
(b)
...................
0.05 0.12 0.15 0.18 0.16 0.15
Net realized and unrealized gain (loss) .............
2.21 2.11 2.29 (1.86) 1.83 2.33
Net increase (decrease) from investment operations ......
2.26 2.23 2.44 (1.68) 1.99 2.48
Distributions
(c)
– – – – – –
From net investment income ....................
— (0.16) (0.15) (0.19) (0.16) (0.16)
From net realized gain .........................
— (0.39) (0.55) (3.10) (0.89) (0.47)
Total distributions .............................
— (0.55) (0.70) (3.29) (1.05) (0.63)
Net asset value, end of period ....................
$ 15.28 $ 13.02 $ 11.34 $ 9.60 $ 14.57 $ 13.63
Total Return
(d)
17.36% 19.84% 25.40% (11.25)% — —
Based on net asset value ........................
17.36%
(e)
19.84% 25.40% (11.25)% 14.55% 20.96%
Ratios to Average Net Assets
Total expenses ...............................
0.23%
(f)
0.29% 0.27% 0.30%
(g)
0.23% 0.31%
Total expenses after fees waived and/or reimbursed ......
0.22%
(f)
0.22% 0.22% 0.23%
(g)
0.22% 0.30%
Net investment income (loss) .....................
0.64%
(f)
1.17% 1.37% 1.17% 1.11% 1.23%
Supplemental Data
Net assets, end of period (000) ....................
$ 365,953 $ 321,743 $ 284,967 $ 242,300 $ 340,353 $ 315,275
Portfolio turnover rate ..........................
16% 16% 13% 17% 12% 15%
(a)
On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Small Cap Equity Index Fund (the "Predecessor Fund"), a series of State Farm Variable
Product Trust, through a tax-free reorganization (the "Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.27%
and 0.23%, respectively.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
31
Financial Highlights
See notes to financial statements.
BlackRock Small
Cap Index V.I. Fund
Class III
Period from
02/09/21
(a)
to 06/30/21
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 15.16
Net investment income (loss)
(b)
............................................................................................
0.04
Net realized and unrealized gain (loss) ......................................................................................
0.07
Net increase from investment operations .......................................................................................
0.11
Net asset value, end of period .............................................................................................
$ 15.27
Total Return
(c)
0.73%
Based on net asset value .................................................................................................
0.73%
(d)
Ratios to Average Net Assets
Total expenses ........................................................................................................
0.42%
(e)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.42%
(e)
Net investment income (loss) ..............................................................................................
0.73%
(e)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 110
Portfolio turnover rate ...................................................................................................
16%
(f )
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.
(f)
Portfolio turnover rate is representative of the portfolio for the entire year.

Notes to Financial Statements
(unaudited)
2021
BlackRock Semi-Annual Report to Shareholders
32
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Small Cap Index
V.I. Fund (the "Fund"). The Fund is classified as diversified. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
Class III Shares commenced operations on February 9, 2021.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940
Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(unaudited) (continued)
33
Notes to Financial Statements
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets .
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund's net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
34
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Barclays Capital, Inc. ................................................... $ 6,244,870 $ (6,244,870) $ —
BofA Securities, Inc. .................................................... 444,725 (444,725) —
Citigroup Global Markets, Inc. ............................................. 5,742,960 (5,742,960) —
Credit Suisse Securities (USA) LLC ......................................... 3,160,659 (3,160,659) —
JP Morgan Securities LLC ................................................ 10,484,911 (10,484,911) —
National Financial Services LLC ............................................ 1,626,405 (1,626,405) —
State Street Bank & Trust Co. ............................................. 5,930,580 (5,930,580) —
TD Prime Services LLC ................................................. 1,084,150 (1,084,150) —
$ 34,719,260 $ (34,719,260) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
36
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of the Fund’s net assets.
For the six months ended June 30, 2021, the Fund reimbursed the Manager $1,204 for certain accounting services, which is included in accounting services in the Statement of Operations.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2021, the class specific distribution fees borne directly by Class III were $32.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent — class specific. For the six months ended June 30, 2021 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2021, the class specific transfer agent fees borne directly by Class I were $ 91,787.
Expense Limitations, Waivers , Reimbursements and Recoupments : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company , as defined in the
1940 Act ("Independent Directors"), or by a vote of a majority of the outst anding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2021 , the amount waived was $7 48 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in transfer agent fees reimbursed — class specific in the Statement of Operations. For the six months ended June 30, 2021, class specific expense reimbursements are as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Class I ................................................................................................................
0.05%
Class III ...............................................................................................................
0.05
Fund Name/Share Class
Transfer Agent Fees
Reimbursed
BlackRock Small Cap Index V.I. Fund
Class I .......................................................................................................... $ 3 , 349
Class I ............................................................................................................. 0.22%
Class III ............................................................................................................ 0.47

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
The Manager has agreed not to reduce or discontinue this contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, the Manager waived and/or reimbursed investment advisory fees of $12,926, which is included in transfer agent fees reimbursed in the Statement of Operations.
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fun d , of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective October 26, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund's contractual caps on net expenses will be terminated.
As of June 30, 2021, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investm ent company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2021, the Fund paid BIM $16,813 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently p ermitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Expiring December 31,
2021 2022 2023
Fund Level ..................................................................... $ 94,540 $ 55,821 $ —
Class I ........................................................................ 59,192 125,340 16,275

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
38
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2021 , the purchase and sale transactions and any net real ized gains (losses) with affiliated fund s in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2021, purchases and sales of investments, excluding short-term investments, were $55,230,136 and $64,522,758, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate (“LIBOR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This
Purchases ............................................................................................................... $ 10,398,771
Sales ................................................................................................................... 25,043,706
Net Realized Gain .......................................................................................................... 17,554,368
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Small Cap Index V.I. Fund .................................... $ 282,751,620 $ 141,271,892 $ (21,648,775) $ 119,623,117

Notes to Financial Statements
(unaudited) (continued)
39
Notes to Financial Statements
pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR.
The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
Six Months Ended
06/30/21
Year Ended
12/31/20
Shares Amount Shares Amount
Class I
Shares sold .............................................
145,625 $ 2,166,102 329,949 $ 3,206,206
Shares issued in reinvestment of distributions ........................
— — 1,040,479 13,197,337
Shares redeemed .........................................
(910,967) (13,297,937) (1,786,888) (18,669,972)
Net decrease ..............................................
(765,342) $ (11,131,835) (416,460) $ (2,266,429)

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders
40
(a)
Commencement of Operations.
As of June 30, 2021, shares of the Fund owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Period from 02/09/21
(a)
to
06/30/21
Class III
Shares sold .............................................
7,241 $ 108,847 — —
Shares redeemed .........................................
(5) (84) — —
Net increase ...............................................
7,236 $ 108,763 — —
Total Net Decrease
(758,106) $ (11,023,072) (416,460) $ (2,266,429)
Class I .......................................................................................................... 710
Class III ......................................................................................................... 1,319

Glossary of Terms Used in this Report
41
Glossary of Terms Used in this Report
Portfolio Abbreviations
CVR Contingent Value Rights
REIT Real Estate Investment Trust

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds, Inc. (the “Corporation”) met on April
7, 2021 (the “April Meeting”) and May 10-12, 2021 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”)
between the Corporation, on behalf of BlackRock Advantage Large Cap Core V.I. Fund (“Large Cap Core V.I. Fund”), BlackRock Advantage Large Cap Value V.I. Fund
(“Large Cap Value V.I. Fund”), BlackRock Advantage SMID Cap V.I. Fund (“SMID Cap V.I. Fund”), BlackRock Basic Value V.I. Fund (“Basic Value V.I. Fund”), BlackRock
Capital Appreciation V.I. Fund (“Capital Appreciation V.I. Fund”), BlackRock Equity Dividend V.I. Fund (“Equity Dividend V.I. Fund”), BlackRock Global Allocation V.I. Fund
(“Global Allocation V.I. Fund”), BlackRock Government Money Market V.I. Fund (“Government Money Market V.I. Fund”), BlackRock International V.I. Fund (“International V.I.
Fund”), BlackRock International Index V.I. Fund (“International Index V.I. Fund”), BlackRock 60/40 Target Allocation ETF V.I. Fund (“60/40 Target Allocation ETF V.I. Fund”),
BlackRock Large Cap Focus Growth V.I. Fund (“Large Cap Focus Growth V.I. Fund”), BlackRock Managed Volatility V.I. Fund (“Managed Volatility V.I. Fund”), BlackRock
Small Cap Index V.I. Fund (“Small Cap Index V.I. Fund”) and BlackRock S&P 500 Index V.I. Fund (“S&P 500 Index V.I. Fund”) (each, a “Fund,” and collectively the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreement between the
Manager and (a) BlackRock International Limited (“BIL”) with respect to International V.I. Fund and Managed Volatility V.I. Fund (the “BIL Sub-Advisory Agreements”); (b)
BlackRock Asset Management North Asia Limited (“BNA”) with respect to Managed Volatility V.I. Fund (the “BNA Sub-Advisory Agreement”); and (c) BlackRock (Singapore)
Limited (“BSL” and together with BIL and BNA, the “Sub-Advisors”) with respect to Managed Volatility V.I. Fund (the “BSL Sub-Advisory Agreement” and together with the BIL
Sub-Advisory Agreements and the BNA Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Manager and the Sub-Advisor are referred to herein as “BlackRock.”
The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process: Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members whom are not “interested persons” of the Corporation, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The
Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Corporation’s adherence to applicable compliance policies and procedures;
(f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board
Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
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2021
BlackRock Semi-Annual Report to Shareholders
existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The members of the Board gave attention to all of the information that was furnished, and each Board Member placed varying degrees of importance on the various pieces of information that were provided to them. The Board evaluated the information available to it on a fund by fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with
BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and, with respect to 60/40 Target Allocation ETF V.I. Fund, Large Cap Focus
Growth V.I. Fund, Capital Appreciation V.I. Fund, Large Cap Core V.I. Fund, Large Cap Value V.I. Fund, Global Allocation V.I. Fund, Basic Value V.I. Fund, SMID Cap V.I.
Fund, Equity Dividend V.I. Fund and International V.I. Fund, the respective Morningstar open-end fund category (“Morningstar Open-End Category”); with respect to Managed
Volatility V.I. Fund, in light of the Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”); with respect to
International Index V.I. Fund, Small Cap Index V.I. Fund and S&P 500 Index V.I. Fund, the performance of the Fund as compared with its benchmark; and, with respect to Government Money Market V.I. Fund, a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its
Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, each of Capital Appreciation V.I. Fund, Global Allocation V.I. Fund, International V.I. Fund
and Large Cap Focus Growth V.I. Fund ranked in the first quartile against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar
Open-End Category is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three-, and five-year periods reported, 60/40 Target Allocation ETF V.I. Fund ranked in the second, first and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, SMID Cap V.I. Fund ranked in the second, second and first quartiles, respectively against its
Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board also noted that effective February 9, 2021, the Fund had undergone a change in its investment strategy and in that connection had changed its name from BlackRock Advantage U.S. Total Market V.I. Fund to BlackRock Advantage SMID Cap V.I. Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board noted that for the one-, three- and five-year periods reported, Equity Dividend V.I. Fund ranked in the second, second and first quartiles, respectively, against its
Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for each of the one-, three- and five-year periods reported, each of Large Cap Core V.I. Fund and Large Cap Value V.I. Fund ranked in the second quartile against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, Basic Value V.I. Fund ranked in the second, third and third quartiles, respectively, against its
Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End
Category during the applicable periods.
The Board reviewed Government Money Market V.I. Fund’s performance within the context of the low yield environment. In addition to reviewing the Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The Board noted that for each of the one-and three-year periods reported, the Fund outperformed its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-year period reported, each of S&P 500 Index V.I. Fund’s and Small Cap Index V.I. Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that
BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered Managed Volatility V.I. Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target.
The Board noted that for each of the one-, three- and five-year periods reported, the Fund underperformed its total return target. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the
Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.
The Board noted that for the one-year period reported, International Index V.I. Fund’s net performance was above the tolerance range of its benchmark. The Board noted that
BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates
from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed
BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to
BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that International Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the
Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Small Cap Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the
Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2021
BlackRock Semi-Annual Report to Shareholders
The Board noted that S&P 500 Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Finally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that SMID Cap V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Equity Dividend V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the
Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the
Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
BlackRock has reviewed with the Board that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board noted that 60/40 Target
Allocation ETF V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that Basic Value V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the
Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Large Cap Core V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the
Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the
Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Managed Volatility V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the
Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Finally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that International V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the
Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. In addition, the Board noted that BlackRock and the
Board agreed to a lower contractual expense cap, on a class-by-class basis. After discussions between the Board, including Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the contractual cap. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Capital Appreciation V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Large Cap Focus Growth V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Global Allocation V.I. Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board reviewed the Government Money Market V.I. Fund’s expenses within the context of the low yield environment, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable. The Board noted that Government Money Market V.I. Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the
Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the
Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that Large Cap Value V.I. Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the
Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. Additionally, the Board noted that BlackRock had voluntarily agreed to waive a portion of the advisory fee payable by the Fund. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Finally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the
Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The
Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out”
benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted
that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Corporation, on behalf of each Fund, (ii) the BIL Sub-Advisory Agreements between the Manager and BIL with respect to International V.I. Fund and Managed Volatility V.I. Fund, (iii)
the BNA Sub-Advisory Agreement between the Manager and BNA with respect to Managed Volatility V.I. Fund and (iv) BSL Sub-Advisory Agreement between the Manager and BSL with respect to Managed Volatility V.I. Fund, each for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The
Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Disclosure of Investment Sub-Advisory Agreement
2021
BlackRock Semi-Annual Report to Shareholders
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds, Inc. (the “Corporation”) met on May
11, 2021 (the “Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Advisors, LLC (the
“Manager”), the Corporation’s investment advisor, and BlackRock (Singapore) Limited (the “Sub-Advisor”) with respect to Global Allocation V.I. Fund (the “Fund”), a series of the Corporation.
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Meeting, the Board reviewed materials relating to its consideration of the
Sub-Advisory Agreement. The Board Members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the
“Independent Board Members”). The Board previously met on May 11-13, 2020 (the “May 2020 Meeting”) to consider the approval of the continuation of the Corporation’s investment advisory agreement (the “Advisory Agreement”) between the Corporation and the Manager. At the May 2020 Meeting, the Board, including the Independent Board
Members, unanimously approved the continuation of the Advisory Agreement for a one-year term ending June 30, 2021. A discussion of the basis for the Board’s approval of the Advisory Agreement at the May 2020 Meeting is included in the semi-annual shareholder report for the Fund for the period ended June 30, 2020. The factors considered by the Board at the Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the May 2020
Meeting with respect to approval of the Advisory Agreement.
Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds II, Inc. (the “Company”) met on May
4, 2021 (the “May Meeting”) and June 8-9, 2021 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”)
between the Company, on behalf of BlackRock High Yield V.I. Fund (the “High Yield V.I. Fund”), BlackRock Total Return V.I. Fund (the “Total Return V.I. Fund”) and BlackRock
U.S. Government Bond V.I. Fund (the U.S. Government Bond V.I. Fund and together with the High Yield V.I. Fund and the Total Return V.I. Fund, the “Funds” and each, a
“Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements
(the “Sub-Advisory Agreements”) between the Manager and BlackRock International Limited (the "Sub-Advisor"), with respect to each Fund. The Manager and the Sub-
Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process: Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board members whom are not “interested persons” of the Company, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board
Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members did not identify any particular information, or any single factor as determinative, and each Board
Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2021
BlackRock Semi-Annual Report to Shareholders
performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar open-end fund category (“Morningstar Open-End
Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the High Yield V.I. Fund ranked in the first, first and second quartiles, respectively, against its
Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the High Yield
V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, the Total Return V.I. Fund ranked in the second, second and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Total
Return V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Total Return V.I. Fund’s underperformance relative to its Morningstar Open-End Category during the applicable period.
The Board noted that for each of the one-, three- and five-year periods reported, the U.S. Government Bond V.I. Fund ranked in the second quartile against its Morningstar
Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the U.S. Government Bond
V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates
from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed
BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to
BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the High Yield V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the High Yield V.I. Fund’s Expense Peers. The Board also noted that the High Yield V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the High Yield V.I. Fund, combined with the assets of the Total Return V.I. Fund, increase above certain contractually specified levels. The Board noted that if the size of the High Yield V.I. Fund or the Total Return V.I. Fund were to decrease, the High Yield V.I. Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the High Yield V.I. Fund’s total expenses as a percentage of the High Yield V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the High Yield V.I. Fund on a class-by-class basis.
The Board noted that the Total Return V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Total Return V.I. Fund’s Expense Peers. The Board also noted that the Total Return V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Total Return V.I. Fund, combined with the assets of the High Yield V.I. Fund, increase above certain contractually specified levels. The Board noted that if the size of the Total Return V.I. Fund or the High Yield V.I Fund were to decrease, the Total Return V.I. Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Total Return V.I. Fund’s total expenses as a percentage of the Total Return V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Total Return V.I. Fund on a class-by-class basis.
The Board noted that the U.S. Government Bond V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the U.S. Government Bond V.I. Fund’s Expense Peers. The Board also noted that the U.S.
Government Bond V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the U.S. Government Bond V.I.
Fund increases above certain contractually specified levels. The Board noted that if the size of the U.S. Government Bond V.I. Fund were to decrease, the U.S. Government
Bond V.I. Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the U.S.
Government Bond V.I. Fund’s total expenses as a percentage of the U.S. Government Bond V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the U.S. Government Bond V.I. Fund on a class-by-class basis. In addition, the Board noted that BlackRock has voluntarily agreed to waive a portion of the advisory fee payable by the U.S. Government Bond
V.I. Fund. An advisory fee waiver has been in effect since 2016, that amount of which may have varied from time to time. After discussion between the Board, including the
Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the current 26 basis point voluntary advisory fee waiver.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each
Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The
Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-
out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2021
BlackRock Semi-Annual Report to Shareholders
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and the Company, on behalf of each Fund, for a one-year term ending June 30, 2022, and the Sub-Advisory Agreements between the Manager and the Sub-Advisor, with respect to each Fund, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the
Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Additional Information
Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds (except BlackRock Government Money Market V.I. Fund) file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov .
The BlackRock Government Money Market V.I. Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form
N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com/prospectus/insurance ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock Asset Management
North Asia Limited
(b)
Hong Kong
BlackRock (Singapore) Limited
(c)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
(d)
New York, NY 10179
Brown Brothers Harriman & Co.
(e)
Boston, MA 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
(f)
New York, NY 10019
Willkie Farr & Gallagher LLP
(g)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I.
Fund.
(b)
For BlackRock Managed Volatility V.I. Fund.
(c)
For BlackRock Global Allocation V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(d)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Government Money Market V.I. Fund, BlackRock High Yield
V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Small Cap Index V.I. Fund, BlackRock Total Return
V.I. Fund and BlackRock U.S. Government Bond V.I. Fund.
(e)
For BlackRock Global Allocation V.I. Fund, BlackRock International V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund.
(f)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government Money
Market V.I. Fund, BlackRock International V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock
S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.
(g)
For BlackRock High Yield V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I. Fund.

Want to know more?
blackrock.com | 800-441-7762
This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. and BlackRock
Variable Series Funds II, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You could lose money by investing in the Funds.
Although BlackRock Government Money Market V.I. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in BlackRock Government Money Market V.I. Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. BlackRock Government Money
Market V.I. Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. BlackRock Government Money Market V.I. Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
VS-6/21-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: August 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: August 26, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds, Inc.

Date: August 26, 2021